UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

EQUITY FUNDS

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED
May lose value / No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	INCOME EQUITY FUND
Ticker Symbol: NOIEX

21	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

26	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

30	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

35	SMALL CAP CORE FUND
Ticker Symbols:
Class K: NSCKX
Class I: NSGRX

57	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

67	U.S. QUALITY ESG FUND
Ticker Symbols:
Class K: NUESK
Class I: NUEIX

71	NOTES TO THE FINANCIAL STATEMENTS

83	FUND EXPENSES

85	APPROVAL OF MANAGEMENT AGREEMENT

92	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND	LARGE CAP VALUE FUND
ASSETS:

Investments, at value	$129,871	$90,602		$218,003	$51,768

Investments in affiliates, at value	1,212	266		2,140	458

Cash held at broker (restricted $0)	—	41		—	—

Foreign currencies held at broker, at value (restricted $168)	—	385	(1)	—	—

Foreign currencies, at value (cost $194)	—	194		—	—

Dividend income receivable	153	409		175	48

Receivable for foreign tax reclaims	—	480		—	—

Receivable for securities sold	—	—		—	—

Receivable for variation margin on futures contracts	7	—		13	3

Receivable for fund shares sold	—	1		201	—

Receivable from investment adviser	5	6		4	3

Prepaid and other assets	6	10		7	14
Total Assets	131,254	92,394		220,543	52,294

LIABILITIES:

Payable for securities purchased	—	—		—	—

Payable for variation margin on futures contracts	—	11		—	—

Payable for fund shares redeemed	116	2		56	4

Payable to affiliates:

Management fees	20	7		16	4

Custody fees	3	12		4	—

Shareholder servicing fees	37	1		7	7

Transfer agent fees	4	3		7	2

Trustee fees	4	9		17	7

Outstanding options written, at value (premiums received $31)	21	—		—	—

Accrued other liabilities	8	43		12	7
Total Liabilities	213	88		119	31
Net Assets	$131,041	$92,306		$220,424	$52,263

ANALYSIS OF NET ASSETS:

Capital stock	$89,014	$137,666		$160,508	$59,105

Distributable earnings	42,027	(45,360)		59,916	(6,842)
Net Assets	$131,041	$92,306		$220,424	$52,263

Net Assets:

Shares	$131,041	$92,306		$220,424	$52,263

Class K	—	—		—	—

Class I	—	—		—	—

Total Shares Outstanding ($.001 par value, unlimited authorization):

Shares	9,924	10,939		10,603	3,352

Class K	—	—		—	—

Class I	—	—		—	—

Net Asset Value, Redemption and Offering Price Per Share:

Shares	$13.20	$8.44		$20.79	$15.59

Class K	—	—		—	—

Class I	—	—		—	—
Investments, at cost	$97,262	$92,142		$158,848	$53,709
Investments in affiliates, at cost	1,212	266		2,140	458

(1)	Costs associated with foreign currencies held at broker is $378.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$382,373	$2,174,835	$186,294
5,352	37,213	70
—	—	—
—	—	—
—	—	—
310	3,942	128
—	—	—
800	—	—
—	42	—
14	1,821	—
6	58	4
38	30	31
388,893	2,217,941	186,527

2,286	—	—
7	65	—
160	12,223	—

29	339	11
—	25	—
40	1,085	—
13	74	6
4	13	2
—	—	—
5	11	6
2,544	13,835	25
$386,349	$2,204,106	$186,502

$261,347	$2,047,635	$159,378
125,002	156,471	27,124
$386,349	$2,204,106	$186,502

—	2,204,106	—
208,937	—	186,442
177,412	—	60

—	139,548	—
8,910	—	13,922
7,567	—	4

—	15.79	—
23.45	—	13.39
23.44	—	13.39
$280,867	$2,177,130	$159,872
5,352	37,213	70

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP VALUE FUND

INVESTMENT INCOME:

Dividend income	$1,765	$1,946 (1)	$2,190	$744

Dividend income from investments in affiliates	1	1	1	—

Interest income	1	—	2	1

Total Investment Income	1,767	1,947	2,193	745

EXPENSES:

Management fees	607	244	439	138

Custody fees	12	59	18	7

Transfer agent fees	25	20	38	10

Registration fees	11	10	11	10

Printing fees	30	30	30	30

Professional fees	20	23	20	20

Shareholder servicing fees (Shares)	67	2	16	16

Shareholder servicing fees (Class I)	—	—	—	—

Trustee fees	3	3	3	3

Interest expense	—	1	—	—

Other	7	14	8	8

Total Expenses	782	406	583	242

Less expenses reimbursed by investment adviser	(138)	(137)	(128)	(93)

Net Expenses	644	269	455	149

Net Investment Income	1,123	1,678	1,738	596

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	9,564	(16,621)	2,377	(3,370)

Options written	352	—	—	—

Futures contracts	525	719	982	281

Foreign currency transactions	—	(16)	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	19,090	32,090	39,791	12,266

Options written	(30)	—	—	—

Futures contracts	(192)	(385)	(92)	(35)

Foreign currency translations	—	41	—	—

Net Gains	29,309	15,828	43,058	9,142

Net Increase in Net Assets Resulting from Operations	$30,432	$17,506	$44,796	$9,738

(1)	Net of $188 in foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$2,700	$27,277	$1,365

3	42	1

5	35	—

2,708	27,354	1,366

1,095	10,630	299

40	94	10

74	431	29

15	24	12

48	117	48

20	38	20

71	1,893	—

33	—	—

3	14	1

—	—	—

7	19	6

1,406	13,260	425

(229)	(2,048)	(110)

1,177	11,212	315

1,531	16,142	1,051

19,447	152,916	1,720

—	—	—

2,918	29,782	261

—	—	—

62,900	142,354	35,219

—	—	—

(545)	(3,898)	(34)

—	—	—

84,720	321,154	37,166

$86,251	$337,296	$38,217

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP VALUE FUND
Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020
OPERATIONS:

Net investment income	$1,123	$3,464	$1,678	$5,733	$1,738	$4,468	$596	$1,429

Net realized gains (losses)	10,441	6,801	(15,918)	(15,908)	3,359	2,258	(3,089)	990

Net change in unrealized appreciation (depreciation)	18,868	(25,216)	31,746	(24,618)	39,699	(27,339)	12,231	(13,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,432	(14,951)	17,506	(34,793)	44,796	(20,613)	9,738	(10,826)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(13,838)	(41,592)	(47,389)	(39,768)	12,681	(50,039)	(3,261)	(27,469)

Net increase in net assets resulting from Class K transactions	—	—	—	—	—	—	—	—

Net increase in net assets resulting from Class I transactions	—	—	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,838)	(41,592)	(47,389)	(39,768)	12,681	(50,039)	(3,261)	(27,469)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(1,115)	(15,527)	—	(6,938)	(1,748)	(9,873)	—	(1,500)

Total Distributions to Shares Shareholders	(1,115)	(15,527)	—	(6,938)	(1,748)	(9,873)	—	(1,500)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	15,479	(72,070)	(29,883)	(81,499)	55,729	(80,525)	6,477	(39,795)

NET ASSETS:

Beginning of period	115,562	187,632	122,189	203,688	164,695	245,220	45,786	85,581

End of period	$131,041	$115,562	$92,306	$122,189	$220,424	$164,695	$52,263	$45,786

*	Amounts round to less than $1,000.

(1)	On July 31, 2020, the balances of the Shares Class for Small Cap Core and U.S. Quality ESG Funds were transferred to Class I and Class K, respectively, in a class conversion. (See Note 8).

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

SMALL CAP CORE FUND			SMALL CAP VALUE FUND		U.S. QUALITY ESG FUND
SEP 30, 2020		MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020		MAR 31, 2020

$1,531		$3,230	$16,142	$32,044	$1,051		$1,569

22,365		(1,587)	182,698	133,958	1,981		(683)

62,355		(106,107)	138,456	(953,587)	35,185		(10,846)

86,251		(104,464)	337,296	(787,585)	38,217		(9,960)

(430,293	)(1)	16,577	(210,090)	100,834	(137,880	)(1)	79,589

208,626		—	—	—	181,331		—

177,699		—	—	—	61		—

(43,968)		16,577	(210,090)	100,834	43,512		79,589

—		(29,297)	—	(208,800)	(473)		(2,023)

—		(29,297)	—	(208,800)	(473)		(2,023)

—		—	—	—	(528)		—

—		—	—	—	(528)		—

—		—	—	—	—	*	—

—		—	—	—	—	*	—

42,283		(117,184)	127,206	(895,551)	80,728		67,606

344,066		461,250	2,076,900	2,972,451	105,774		38,168

$386,349		$344,066	$2,204,106	$2,076,900	$186,502		$105,774

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$10.42	$12.95		$13.96		$13.39	$12.22	$12.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.26		0.28		0.27	0.27	0.27

Net realized and unrealized gains (losses)	2.78	(1.63)		0.56		1.36	1.29	(0.09)

Total from Investment Operations	2.89	(1.37)		0.84		1.63	1.56	0.18

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.26)		(0.28)		(0.27)	(0.27)	(0.27)

From net realized gains	—	(0.90)		(1.57)		(0.79)	(0.12)	(0.43)
Total Distributions Paid	(0.11)	(1.16)		(1.85)		(1.06)	(0.39)	(0.70)

Net Asset Value, End of Period	$13.20	$10.42		$12.95		$13.96	$13.39	$12.22

Total Return(1)	27.68%	(12.44)	%(2)	7.66	%(3)	12.08%	12.94%	1.62%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$131,041	$115,562		$187,632		$217,214	$230,511	$239,540

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	1.01%	1.02%		1.01%		1.01%	1.01%	1.00%

Expenses, before reimbursements and credits	1.22%	1.12%		1.12%		1.11%	1.15%	1.13%

Net investment income, net of reimbursements and credits(5)	1.76%	1.89%		2.01%		1.88%	2.07%	2.12%

Net investment income, before reimbursements and credits	1.55%	1.79%		1.90%		1.78%	1.93%	1.99%

Portfolio Turnover Rate	28.76%	76.34%		40.94%		23.14%	32.17%	13.14%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the fiscal year ended March 31, 2020, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been (12.98)%.

(3)	During the fiscal year ended March 31, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 7.16%.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $2,000, $3,000 and $5,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and for the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $3,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$7.14	$9.36	$10.16	$9.06	$8.12		$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.34	0.37	0.37	0.21	0.14		0.17

Net realized and unrealized gains (losses)	0.96	(2.23)	(0.94)	1.01	0.93		(1.27)

Total from Investment Operations	1.30	(1.86)	(0.57)	1.22	1.07		(1.10)

LESS DISTRIBUTIONS PAID:

From net investment income(1)	—	(0.36)	(0.23)	(0.12)	(0.13)		(0.17)

Total Distributions Paid	—	(0.36)	(0.23)	(0.12)	(0.13)		(0.17)
Net Asset Value, End of Period	$8.44	$7.14	$9.36	$10.16	$9.06		$8.12

Total Return(2)	18.21%	(20.78)%	(5.36)%	13.50%	13.32%		(11.78)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$92,306	$122,189	$203,688	$262,902	$154,784		$153,111

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.53%	0.55%	0.51%	0.51%	0.93	%(5)	1.08%

Expenses, before reimbursements and credits	0.80%	0.67%	0.69%	0.81%	1.23%		1.22%

Net investment income, net of reimbursements and credits(4)	3.30%	3.14%	3.18%	2.53%	1.67	%(5)	1.66%

Net investment income, before reimbursements and credits	3.03%	3.02%	3.00%	2.23%	1.37%		1.52%

Portfolio Turnover Rate	26.51%	33.97%	59.45%	101.53%	101.07%		12.78%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, 3,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and for the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective January 1, 2017, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.50%. Prior to January 1, 2017, the expense limitation had been 1.06%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$16.46	$19.36	$18.88	$16.98	$15.10		$15.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.39	0.34	0.31	0.30		0.28

Net realized and unrealized gains (losses)	4.33	(2.44)	0.65	2.11	1.88		(0.32)

Total from Investment Operations	4.50	(2.05)	0.99	2.42	2.18		(0.04)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)	(0.39)	(0.34)	(0.31)	(0.30)		(0.28)

From net realized gains	—	(0.46)	(0.17)	(0.21)	—		—
Total Distributions Paid	(0.17)	(0.85)	(0.51)	(0.52)	(0.30)		(0.28)

Net Asset Value, End of Period	$20.79	$16.46	$19.36	$18.88	$16.98		$15.10

Total Return(1)	27.40%	(11.28)%	5.45%	14.34%	14.60%		(0.22)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$220,424	$164,695	$245,220	$244,798	$127,255		$144,226

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.46%	0.46%	0.49	%(4)	0.59%

Expenses, before reimbursements and credits	0.58%	0.56%	0.56%	0.58%	0.63%		0.59%

Net investment income, net of reimbursements and credits(3)	1.74%	1.85%	1.76%	1.75%	1.85	%(4)	1.82%

Net investment income, before reimbursements and credits	1.62%	1.75%	1.66%	1.63%	1.71%		1.82%

Portfolio Turnover Rate	22.55%	37.90%	45.92%	50.70%	66.77%		56.10%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and for the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.45%. Prior to June 15, 2016, the expense limitation had been 0.60%.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$12.85	$16.42	$15.83	$15.22	$12.95		$13.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.41	0.34	0.35	0.27		0.22

Net realized and unrealized gains (losses)	2.55	(3.62)	0.50	0.64	2.22		(1.04)

Total from Investment Operations	2.74	(3.21)	0.84	0.99	2.49		(0.82)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.36)	(0.25)	(0.38)	(0.22)		(0.22)
Total Distributions Paid	—	(0.36)	(0.25)	(0.38)	(0.22)		(0.22)

Net Asset Value, End of Period	$15.59	$12.85	$16.42	$15.83	$15.22		$12.95

Total Return(1)	21.32%	(20.16)%	5.52%	6.43%	19.29%		(5.87)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$52,263	$45,786	$85,581	$89,814	$93,854		$89,048

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.57%	0.55%	0.59%	0.58%	0.63	%(4)	0.87%

Expenses, before reimbursements and credits	0.93%	0.83%	0.83%	0.90%	1.12%		1.09%

Net investment income, net of reimbursements and credits(3)	2.30%	2.04%	1.95%	2.08%	1.80	%(4)	1.58%

Net investment income, before reimbursements and credits	1.94%	1.76%	1.71%	1.76%	1.31%		1.36%

Portfolio Turnover Rate	28.19%	80.40%	96.45%	110.59%	71.22%		60.22%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 for the six months ended September 30, 2020, which represents less than 0.01 percent of average net assets and approximately $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.55%. Prior to June 15, 2016, the expense limitation had been 0.85%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND	CLASS K(1)

Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Net Asset Value, Beginning of Period	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.05

Net realized and unrealized losses	(0.06)

Total from Investment Operations	(0.01)

LESS DISTRIBUTIONS PAID:

From net investment income	—

From net realized gains	—
Total Distributions Paid	—

Net Asset Value, End of Period	$23.45

Total Return(2)	(0.04)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$208,937

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49%

Expenses, before reimbursements and credits(4)	0.61%

Net investment income, net of reimbursements and credits(5)	1.20%

Net investment income, before reimbursements and credits(4)(5)	1.08%

Portfolio Turnover Rate	26.78%

(1)	For the period from July 31, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to September 30, 2020. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND	CLASS I (1)
Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Net Asset Value, Beginning of Period	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.05

Net realized and unrealized losses	(0.07)

Total from Investment Operations	(0.02)

LESS DISTRIBUTIONS PAID:

From net investment income	—

From net realized gains	—

Total Distributions Paid	—

Net Asset Value, End of Period	$23.44

Total Return(2)	(0.08)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$177,412

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.59%

Expenses, before reimbursements and credits(4)	0.71%

Net investment income, net of reimbursements and credits(5)	1.09%

Net investment income, before reimbursements and credits(4)(5)	0.97%

Portfolio Turnover Rate	26.78%

(1)	For the period from July 31, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to September 30, 2020. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class I shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP VALUE FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$13.49	$20.18	$22.71	$24.00	$19.81	$21.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.22	0.21	0.20	0.19	0.24

Net realized and unrealized gains (losses)	2.18	(5.45)	(0.59)	0.79	4.55	(1.17)

Total from Investment Operations	2.30	(5.23)	(0.38)	0.99	4.74	(0.93)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.23)	(0.16)	(0.21)	(0.22)	(0.23)

From net realized gains	—	(1.23)	(1.99)	(2.07)	(0.33)	(0.64)

Total Distributions Paid	—	(1.46)	(2.15)	(2.28)	(0.55)	(0.87)

Net Asset Value, End of Period	$15.79	$13.49	$20.18	$22.71	$24.00	$19.81

Total Return(1)	16.96%	(28.43)%	(0.45)%	3.76%	23.82%	(4.22)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,204,106	$2,076,900	$2,972,451	$3,538,528	$3,777,051	$2,914,311

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, before reimbursements and credits	1.18%	1.10%	1.12%	1.13%	1.22%	1.23%

Net investment income, net of reimbursements and credits(3)	1.44%	1.09%	0.86%	0.82%	0.89%	1.13%

Net investment income, before reimbursements and credits	1.26%	0.99%	0.74%	0.69%	0.67%	0.90%

Portfolio Turnover Rate	20.30%	14.18%	16.02%	18.65%	11.48%	25.31%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $52,000, $138,000, $110,000, $119,000 and $184,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, March 31, 2018 and 2017, respectively, and approximately $91,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. QUALITY ESG FUND	CLASS K(1)
Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Net Asset Value, Beginning of Period	$13.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.03

Net realized and unrealized gains	0.40

Total from Investment Operations	0.43

LESS DISTRIBUTIONS PAID:

From net investment income	(0.04)

From net realized gains	—

Total Distributions Paid	(0.04)

Net Asset Value, End of Period	$13.39

Total Return(2)	3.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$186,442

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.39%

Expenses, before reimbursements and credits(4)(5)	0.56%

Net investment income, net of reimbursements and credits	1.27%

Net investment income, before reimbursements and credits(4)(5)	1.10%

Portfolio Turnover Rate	14.45%

(1)	For the period from July 31, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to September 30, 2020. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND	CLASS I (1)
Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Net Asset Value, Beginning of Period	$13.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.01

Net realized and unrealized losses	(0.24)

Total from Investment Operations	(0.23)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.04)

From net realized gains	—

Total Distributions Paid	(0.04)

Net Asset Value, End of Period	$13.39

Total Return(2)	(1.70)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$60

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49%

Expenses, before reimbursements and credits	0.69%

Net investment income, net of reimbursements and credits(4)	0.89%

Net investment income, before reimbursements and credits(4)	0.69%

Portfolio Turnover Rate	14.45%

(1)	For the period from August 24, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	As the Fund commenced operation of Class I shares on August 24, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.0%

Aerospace & Defense – 1.3%

Lockheed Martin Corp.	4,538	$1,739

Apparel & Textile Products - 0.5%

VF Corp.	9,589	674

Asset Management – 1.2%

Ameriprise Financial, Inc.	4,805	740

BlackRock, Inc.	1,579	890

		1,630

Banking – 3.4%

Bank of America Corp.	10,747	259

Citigroup, Inc.	35,923	1,548

First Hawaiian, Inc.	39,713	575

JPMorgan Chase & Co.	20,996	2,021

		4,403

Biotechnology & Pharmaceuticals – 10.0%

AbbVie, Inc.	15,823	1,386

Amgen, Inc.	8,431	2,143

Eli Lilly and Co.	12,464	1,845

Gilead Sciences, Inc.	24,872	1,572

Johnson & Johnson	16,565	2,466

Merck & Co., Inc.	17,900	1,485

Pfizer, Inc.	60,476	2,219

		13,116

Chemicals – 2.4%

CF Industries Holdings, Inc.	20,879	641

Dow, Inc.	14,593	687

Huntsman Corp.	24,195	537

Sherwin-Williams (The) Co.	1,900	1,324

		3,189

Construction Materials – 0.5%

MDU Resources Group, Inc.	28,427	640

Consumer Products – 6.5%

Altria Group, Inc.	38,119	1,473

Clorox (The) Co.	3,579	752

Coca-Cola (The) Co.	4,269	211

Colgate-Palmolive Co.	20,139	1,554

General Mills, Inc.	14,252	879

Kimberly-Clark Corp.	5,457	806

Philip Morris International, Inc.	24,079	1,805

Procter & Gamble (The) Co.	7,844	1,090

		8,570

Containers & Packaging – 0.6%

International Paper Co.	19,749	801

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Distributors – Consumer Staples - 0.5%

Sysco Corp.	11,356	$707

Distributors - Discretionary – 0.3%

Pool Corp.	1,222	409

Electrical Equipment – 0.8%

Emerson Electric Co.	14,048	921

Rockwell Automation, Inc.	759	168

		1,089

Gaming, Lodging & Restaurants – 0.6%

McDonald’s Corp.	359	79

Wyndham Destinations, Inc.	9,603	295

Yum! Brands, Inc.	4,264	389

		763

Hardware – 10.6%

Apple, Inc.(1)	88,780	10,282

Cisco Systems, Inc.	51,578	2,032

HP, Inc.	42,498	807

NetApp, Inc.	9,269	406

Seagate Technology PLC	8,277	408

Ubiquiti, Inc.	39	6

		13,941

Health Care Facilities & Services – 1.2%

AmerisourceBergen Corp.	105	10

Cardinal Health, Inc.	14,770	694

Humana, Inc.	327	135

UnitedHealth Group, Inc.	2,331	727

		1,566

Home & Office Products – 0.6%

Leggett & Platt, Inc.	2,536	104

Newell Brands, Inc.	42,401	728

		832

Industrial Services – 0.9%

Fastenal Co.	11,662	526

Watsco, Inc.	2,741	638

		1,164

Institutional Financial Services – 0.7%

Lazard Ltd., Class A	21,106	698

Morgan Stanley	3,124	151

		849

Insurance – 1.8%

Aflac, Inc.	21,223	772

Allstate (The) Corp.	5,856	551

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Insurance – 1.8% continued

MetLife, Inc.	8,782	$326

Principal Financial Group, Inc.	16,150	650

		2,299

Machinery – 1.7%

Caterpillar, Inc.	6,362	949

Illinois Tool Works, Inc.	6,759	1,306

		2,255

Media – 5.2%

Alphabet, Inc., Class A*	1,673	2,452

Comcast Corp., Class A	51,883	2,400

Facebook, Inc., Class A(1) *	4,502	1,179

New York Times (The) Co., Class A	634	27

Omnicom Group, Inc.	5,809	287

Sirius XM Holdings, Inc.	75,663	406

		6,751

Medical Equipment & Devices – 2.0%

Abbott Laboratories	9,234	1,005

Baxter International, Inc.	6,908	556

DENTSPLY SIRONA, Inc.	1,841	80

ResMed, Inc.	4,462	765

Thermo Fisher Scientific, Inc.	347	153

		2,559

Metals & Mining – 0.5%

Southern Copper Corp.	14,314	648

Oil, Gas & Coal – 1.9%

Antero Midstream Corp.	91,645	492

Cabot Oil & Gas Corp.	7,308	127

ConocoPhillips	25,215	828

Helmerich & Payne, Inc.	32,642	478

Valero Energy Corp.	11,624	504

Williams (The) Cos., Inc.	1,237	24

		2,453

Real Estate Investment Trusts – 4.2%

American Tower Corp.	4,379	1,058

Apartment Investment and Management Co., Class A	15,605	526

Brandywine Realty Trust	17,586	182

Corporate Office Properties Trust	21,113	501

Cousins Properties, Inc.	21,535	616

Extra Space Storage, Inc.	2,238	239

Gaming and Leisure Properties, Inc.	17,915	662

Highwoods Properties, Inc.	17,655	593

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Real Estate Investment Trusts – 4.2% continued

Mid-America Apartment Communities, Inc.	6,285	$729

Weingarten Realty Investors	22,832	387

		5,493

Retail - Consumer Staples – 2.0%

Target Corp.	2,004	316

Walmart, Inc.	16,819	2,353

		2,669

Retail-Discretionary –7.2%

Amazon.com, Inc.(1) *	1,408	4,433

Best Buy Co., Inc.	5,322	592

eBay, Inc.	7,118	371

Genuine Parts Co.	2,846	271

Home Depot (The), Inc.	9,711	2,697

Lowe’s Cos., Inc.	5,012	831

Tractor Supply Co.	1,217	175

		9,370

Semiconductors – 5.7%

Analog Devices, Inc.	6,492	758

Applied Materials, Inc.	829	50

Intel Corp.	6,334	328

KLA Corp.	2,577	499

Lam Research Corp.	3,413	1,132

Microchip Technology, Inc.	5,459	561

NVIDIA Corp.	270	146

QUALCOMM, Inc.	16,802	1,977

Texas Instruments, Inc.	13,777	1,967

		7,418

Software – 10.3%

Activision Blizzard, Inc.	18,116	1,466

Cerner Corp.	8,447	611

Citrix Systems, Inc.	5,155	710

Intuit, Inc.	3,682	1,201

Microsoft Corp.	32,539	6,844

Oracle Corp.	33,611	2,007

SS&C Technologies Holdings, Inc.	10,608	642

		13,481

Specialty Finance – 3.9%

American Express Co.	15,520	1,556

Mastercard, Inc., Class A	7,418	2,508

Visa, Inc., Class A	5,396	1,079

		5,143

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Technology Services – 2.5%

Accenture PLC, Class A	4,526	$1,023

International Business Machines Corp.	14,793	1,800

TransUnion	4,841	407

		3,230

Telecom – 2.7%

AT&T, Inc.	38,521	1,098

Verizon Communications, Inc.	41,859	2,490

		3,588

Transportation & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.	5,119	523

Old Dominion Freight Line, Inc.	3,799	687

Union Pacific Corp.	3,614	712

		1,922

Transportation Equipment – 0.5%

Cummins, Inc.	3,222	680
Utilities – 2.8%

Avangrid, Inc.	13,370	675

Exelon Corp.	22,911	819

NRG Energy, Inc.	6,371	196

OGE Energy Corp.	4,461	134

Public Service Enterprise Group, Inc.	14,755	810

Vistra Corp.	11,476	216

WEC Energy Group, Inc.	8,716	845

		3,695
Total Common Stocks
(Cost $97,127)		129,736

INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	1,211,557	1,212
Total Investment Companies
(Cost $1,212)		1,212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.11%, 1/28/21(4) (5)	$135	$135
Total Short-Term Investments
(Cost $135)		135

Total Investments – 100.0%
(Cost $98,474)		131,083

Liabilities less Other Assets – (0.0%)		(42)
NET ASSETS – 100.0%		$131,041

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	8	$1,341	Long	12/20	$(8)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

Amazon.com, Inc., Exp. Date 10/16/2020, Strike Price $3,600.00	(14)	$(4,408)	$(11)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

Apple, Inc.,

Exp. Date 10/16/2020, Strike Price

$135.00	(443)	$(5,130)	$ (9)

Facebook, Inc.,

Exp. Date 10/16/2020, Strike Price

$310.00	(45)	(1,179)	(1)

Total Written Options Contracts			$(21)

(Premiums Received (000s) $31)

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	9.1%

Consumer Discretionary	9.5

Consumer Staples	9.0

Energy	1.9

Financials	8.3

Health Care	13.8

Industrials	7.1

Information Technology	30.2

Materials	3.6

Real Estate	4.2

Utilities	3.3
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$129,736	$ —	$ —	$129,736

Investment Companies	1,212	—	—	1,212

Short-Term Investments	—	135	—	135

Total Investments	$130,948	$135	$ —	$131,083

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Liabilities

Written Options	$(21)	$ —	$ —	$(21)

Futures Contracts	(8)	—	—	(8)

Total Other Financial Instruments	$(29)	$ —	$ —	$(29)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1)

Australia – 5.1%

AGL Energy Ltd.	12,379	$121

Aristocrat Leisure Ltd.	26,206	565

ASX Ltd.	2,105	123

Aurizon Holdings Ltd.	101,152	309

AusNet Services	88,173	119

Australia & New Zealand Banking Group Ltd.	76,987	953

BHP Group Ltd.	12,724	328

Coca-Cola Amatil Ltd.	3,107	21

Commonwealth Bank of Australia	8,688	397

CSL Ltd.	1,495	308

Fortescue Metals Group Ltd.	75,025	878

Santos Ltd.	24,394	86

Telstra Corp. Ltd.	231,974	463

		4,671

Austria – 1.0%

ANDRITZ A.G.	4,885	151

OMV A.G.*	7,245	198

Raiffeisen Bank International A.G.*	34,757	531

		880

Belgium – 1.2%

Ageas S.A./N.V.	5,639	230

Colruyt S.A.	4,882	317

Proximus S.A.DP	23,106	422

UCB S.A.	1,377	156

		1,125

Canada – 8.9%

Alimentation Couche-Tard, Inc., Class B	19,656	685

AltaGas Ltd.	9,824	119

Atco Ltd., Class I	3,763	109

B2Gold Corp.	50,897	331

Barrick Gold Corp.	3,558	100

Canadian Apartment Properties REIT	8,810	307

Canadian Natural Resources Ltd.	24,918	399

Canadian Pacific Railway Ltd.	2,791	849

Canadian Tire Corp. Ltd., Class A	749	75

Canadian Utilities Ltd., Class A	1,749	42

CGI, Inc.*	9,866	670

CI Financial Corp.	57,260	726

Constellation Software, Inc.	23	26

Emera, Inc.	572	24

Fortis, Inc.	452	19

IGM Financial, Inc.	31,898	731

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Canada – 8.9% continued

Kinross Gold Corp.*	97,043	$856

Manulife Financial Corp.	63,348	881

National Bank of Canada	7,072	351

Quebecor, Inc., Class B	2,034	51

TC Energy Corp.	21,441	900

		8,251

China – 0.6%

Yangzijiang Shipbuilding Holdings Ltd.	758,000	553

Denmark – 2.3%

Carlsberg A.S., Class B	4,634	624

Novo Nordisk A/S, Class B	1,772	123

Orsted A/S(2)	442	61

Pandora A/S	10,733	772

Vestas Wind Systems A/S	3,599	583

		2,163

Finland – 1.5%

Fortum OYJ	7,616	154

Orion OYJ, Class B	7,873	356

UPM-Kymmene OYJ	28,816	877

		1,387

France – 8.6%

Atos S.E.*	140	11

BNP Paribas S.A.*	25,582	927

Capgemini S.E.	7,343	940

Cie de Saint-Gobain*	5,747	241

Cie Generale des Etablissements Michelin S.C.A.	7,102	760

Dassault Aviation S.A.*	129	110

Engie S.A.*	3,347	45

ICADE	4,207	236

Iliad S.A.	359	66

Ingenico Group S.A.*	2,972	460

La Francaise des Jeux S.A.E.M(2)	4,832	177

LVMH Moet Hennessy Louis Vuitton S.E.	2,748	1,285

Peugeot S.A.*	20,860	376

Sanofi	10,878	1,091

Sartorius Stedim Biotech	193	66

Schneider Electric S.E.	3,659	454

Sodexo S.A.	1,962	140

TOTAL S.E.	16,914	581

		7,966

Germany – 6.8%

Allianz S.E. (Registered)	1,924	369

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Germany – 6.8% continued

Aroundtown S.A.*	17,227	$87

Brenntag A.G.	7,377	469

Deutsche Post A.G. (Registered)	16,521	753

E.ON S.E.	5,160	57

Evonik Industries A.G.	20,388	528

Fresenius Medical Care A.G. & Co. KGaA	4,922	416

LEG Immobilien A.G.	2,281	326

Merck KGaA	4,841	707

RWE A.G.	4,081	153

SAP S.E.	8,488	1,322

Siemens A.G. (Registered)	912	115

Siemens Energy A.G.*	456	12

Siemens Healthineers A.G.(2)	12,848	577

Uniper S.E.	4,114	133

United Internet A.G. (Registered)	5,858	224

Zalando S.E.(2) *	610	57

		6,305

Hong Kong – 3.2%

BOC Hong Kong Holdings Ltd.	300,477	797

CK Asset Holdings Ltd.	126,878	619

CK Hutchison Holdings Ltd.	33,779	205

CK Infrastructure Holdings Ltd.	9,877	46

CLP Holdings Ltd.	20,960	195

Hang Seng Bank Ltd.	21,528	320

Hong Kong & China Gas Co. Ltd.	1	—

Link REIT	6,858	56

Sun Hung Kai Properties Ltd.	6,076	78

WH Group Ltd.(2)	746,950	608

		2,924

Ireland – 0.2%

CRH PLC	3,811	138

Israel – 1.3%

Check Point Software Technologies Ltd.*	6,979	840

ICL Group Ltd.	110,167	389

		1,229

Italy – 1.9%

DiaSorin S.p.A.	174	35

Enel S.p.A.	60,313	524

Intesa Sanpaolo S.p.A.*	183,180	344

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Italy – 1.9% continued

Poste Italiane S.p.A.(2)	78,234	$693

Snam S.p.A.	23,978	123

		1,719

Japan – 23.3%

ABC-Mart, Inc.	13,400	698

Alfresa Holdings Corp.	22,209	486

Asahi Group Holdings Ltd.	20,200	704

Astellas Pharma, Inc.	58,800	875

Bridgestone Corp.	20,310	642

Brother Industries Ltd.	36,622	582

Central Japan Railway Co.	3,139	450

Chubu Electric Power Co., Inc.	12,000	146

Dai Nippon Printing Co. Ltd.	12,700	257

Daito Trust Construction Co. Ltd.	1,920	170

Daiwa House Industry Co. Ltd.	26,100	671

FUJIFILM Holdings Corp.	1,000	49

Hitachi Ltd.	5,300	179

Honda Motor Co. Ltd.	7,300	172

Hoya Corp.	2,500	282

Iida Group Holdings Co. Ltd.	5,400	109

ITOCHU Corp.	42,327	1,082

Kajima Corp.	3,300	40

Kamigumi Co. Ltd.	26,400	520

KDDI Corp.	33,819	856

Kurita Water Industries Ltd.	3,700	122

Marubeni Corp.	15,400	87

Medipal Holdings Corp.	11,000	220

MEIJI Holdings Co. Ltd.	1,700	130

Mitsubishi Chemical Holdings Corp.	22,100	128

Mitsubishi Corp.	300	7

Mitsubishi Gas Chemical Co., Inc.	13,500	250

Mitsui & Co. Ltd.	13,300	228

Nexon Co. Ltd.	2,700	67

Nippon Telegraph & Telephone Corp.	1,534	31

Nitto Denko Corp.	3,800	248

Nomura Real Estate Holdings, Inc.	3,400	65

NTT DOCOMO, Inc.	34,400	1,276

Obayashi Corp.	28,900	262

Ono Pharmaceutical Co. Ltd.	8,900	279

ORIX Corp.	17,900	223

Otsuka Corp.	14,000	717

Resona Holdings, Inc.	167,500	571

SCSK Corp.	5,600	313

Secom Co. Ltd.	3,500	320

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Japan – 23.3% continued

Sekisui House Ltd.	16,100	$285

Subaru Corp.	14,900	289

Sumitomo Heavy Industries Ltd.	10,700	249

Sumitomo Mitsui Financial Group, Inc.	36,800	1,024

Sundrug Co. Ltd.	7,100	267

Suntory Beverage & Food Ltd.	14,276	537

Tohoku Electric Power Co., Inc.	13,000	130

Tokyo Electric Power Co. Holdings, Inc.*	33,900	93

Tokyo Electron Ltd.	4,000	1,047

Toppan Printing Co. Ltd.	28,900	407

Toshiba Corp.	1,000	25

Tosoh Corp.	51,044	830

Toyota Motor Corp.	26,700	1,766

		21,463

Jordan – 0.1%

Hikma Pharmaceuticals PLC	2,809	94

Netherlands – 3.8%

ASML Holding N.V.	570	210

EXOR N.V.	2,509	137

Koninklijke Ahold Delhaize N.V.	33,540	993

NN Group N.V.	18,844	708

Randstad N.V.*	6,387	333

Royal Dutch Shell PLC, Class B	79,126	957

Wolters Kluwer N.V.	1,845	158

		3,496

New Zealand – 0.5%

Fisher & Paykel Healthcare Corp. Ltd.	21,783	480

Mercury NZ Ltd.	4,528	15

		495

Norway – 0.9%

DNB ASA*	33,179	458

Yara International ASA	8,809	339

		797

Singapore – 0.4%

DBS Group Holdings Ltd.	20,600	303

Singapore Exchange Ltd.	13,600	91

		394

Spain – 1.3%

ACS Actividades de Construccion y Servicios S.A.	20,295	460

Enagas S.A.	5,444	125

Endesa S.A.	5,436	145

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

Spain – 1.3% continued

Iberdrola S.A.	29,315	$361

Naturgy Energy Group S.A.	7,026	141

		1,232

Sweden – 4.1%

Essity AB, Class B*	3,730	126

Hennes & Mauritz AB, Class B	24,074	415

Hexagon AB, Class B*	3,829	289

Investor AB, Class B	15,227	993

Sandvik AB*	16,956	331

Skandinaviska Enskilda Banken AB, Class A*	39,203	347

Skanska AB, Class B*	27,975	590

SKF AB, Class B	27,362	564

Volvo AB, Class B*	8,607	165

		3,820

Switzerland – 8.7%

Adecco Group A.G. (Registered)	15,211	804

Credit Suisse Group A.G. (Registered)	18,207	182

LafargeHolcim Ltd. (Registered)*	8,691	396

Logitech International S.A. (Registered)	4,538	351

Nestle S.A. (Registered)	17,862	2,119

Novartis A.G. (Registered)	12,669	1,101

Roche Holding A.G. (Genusschein)	6,832	2,338

Swisscom A.G. (Registered)	1,424	755

		8,046

United Kingdom – 11.8%

3i Group PLC	3,639	47

Admiral Group PLC	18,753	632

Anglo American PLC	37,932	916

BAE Systems PLC	144,343	893

Barratt Developments PLC	29,359	179

Berkeley Group Holdings (The) PLC	10,874	592

British American Tobacco PLC	28,210	1,014

BT Group PLC	205,535	261

Direct Line Insurance Group PLC	80,745	281

GlaxoSmithKline PLC	71,114	1,332

Imperial Brands PLC	25,084	442

ITV PLC	135,379	117

Legal & General Group PLC	279,145	677

National Grid PLC	22,381	258

Persimmon PLC	3,153	100

Rio Tinto PLC	6,788	410

Sage Group (The) PLC	30,179	279

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.5% (1) continued

United Kingdom – 11.8% continued

Segro PLC	2,066	$25

Smiths Group PLC	3,004	53

SSE PLC	391	6

Unilever N.V.	31,425	1,897

United Utilities Group PLC	12,765	141

Vodafone Group PLC	164,165	218

Wm Morrison Supermarkets PLC	56,039	123

		10,893
Total Common Stocks
(Cost $91,621)		90,041

PREFERRED STOCKS – 0.6% (1)

Germany – 0.6%

Henkel A.G. & Co. KGaA, 2.06%(3)	1,275	133

Volkswagen A.G., 3.68%(3)	2,658	428

		561
Total Preferred Stocks
(Cost $521)		561

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	265,838	266
Total Investment Companies
(Cost $266)		266

Total Investments – 98.4%
(Cost $92,408)		90,868

Other Assets less Liabilities – 1.6%		1,438
Net Assets – 100.0%		$92,306

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	19	$712	Long	12/20	$(26)

FTSE 100 Index (British Pound)	3	226	Long	12/20	(7)

S&P/TSX 60 Index (Canadian Dollar)	1	144	Long	12/20	1

SPI 200 Index (Australian Dollar)	2	208	Long	12/20	(3)

Yen Denominated Nikkei 225 (Japanese Yen)	3	331	Long	12/20	1

Total					$(34)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	5.3%

Consumer Discretionary	10.9

Consumer Staples	11.9

Energy	3.4

Financials	16.6

Health Care	12.5

Industrials	14.6

Information Technology	9.1

Materials	8.8

Real Estate	2.9

Utilities	4.0

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

Euro	28.4%

Japanese Yen	23.7

British Pound	11.1

Canadian Dollar	9.1

Swiss Franc	8.9

Australian Dollar	5.2

All other currencies less than 5%	13.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$8,251	$—	$—	$8,251

Germany	12	6,293	—	6,305

Israel	840	389	—	1,229

All Other Countries(1)	—	74,256	—	74,256

Total Common Stocks	9,103	80,938	—	90,041

Preferred Stocks	—	561	—	561

Investment Companies	266	—	—	266

Total Investments	$9,369	$81,499	$—	$90,868

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$2	$—	$—	$2

Liabilities

Futures Contracts	(36)	—	—	(36)

Total Other Financial Instruments	$(34)	$—	$—	$(34)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.7%

Aerospace & Defense – 1.0%

Lockheed Martin Corp.	5,603	$2,147

Asset Management – 0.9%

Ameriprise Financial, Inc.	2,865	441

BlackRock, Inc.	963	543

Franklin Resources, Inc.	53,463	1,088

		2,072

Automotive – 0.1%

Gentex Corp.	8,665	223

Banking – 3.1%

Bank of America Corp.	107,947	2,600

Citigroup, Inc.	44,781	1,931

Citizens Financial Group, Inc.	4,168	105

JPMorgan Chase & Co.	11,547	1,112

New York Community Bancorp, Inc.	79,169	655

Wells Fargo & Co.	20,095	472

		6,875

Biotechnology & Pharmaceuticals – 6.9%

Amgen, Inc.	10,048	2,554

Biogen, Inc.*	4,658	1,321

Eli Lilly and Co.	16,017	2,371

Gilead Sciences, Inc.	4,332	274

Johnson & Johnson	29,615	4,409

Merck & Co., Inc.	35,234	2,923

Pfizer, Inc.	11,031	405

Regeneron Pharmaceuticals, Inc.*	949	531

Vertex Pharmaceuticals, Inc.*	1,709	465

		15,253

Chemicals – 1.8%

3M Co.	9,392	1,504

Celanese Corp.	833	90

Eastman Chemical Co.	5,665	443

LyondellBasell Industries N.V., Class A	6,926	488

PPG Industries, Inc.	5,195	634

Sherwin-Williams (The) Co.	1,201	837

		3,996

Commercial Services – 0.6%

ManpowerGroup, Inc.	2,891	212

Robert Half International, Inc.	21,673	1,147

		1,359

Consumer Products – 4.8%

Altria Group, Inc.	14,001	541

Campbell Soup Co.	28,451	1,376

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Consumer Products – 4.8% continued

Coca-Cola (The) Co.	8,196	$405

General Mills, Inc.	19,048	1,175

Herbalife Nutrition Ltd.*	14,217	663

Kimberly-Clark Corp.	10,327	1,525

Monster Beverage Corp.*	3,018	242

Nu Skin Enterprises, Inc., Class A	5,113	256

PepsiCo, Inc.	9,577	1,327

Philip Morris International, Inc.	21,636	1,623

Procter & Gamble (The) Co.	10,169	1,413

		10,546

Containers & Packaging – 0.6%

International Paper Co.	32,255	1,308

Electrical Equipment – 1.1%

Emerson Electric Co.	15,634	1,025

Hubbell, Inc.	9,796	1,341

		2,366

Engineering & Construction Services – 0.2%

Quanta Services, Inc.	9,691	512

Gaming, Lodging & Restaurants – 0.8%

Domino’s Pizza, Inc.	2,785	1,184

McDonald’s Corp.	1,590	349

Yum! Brands, Inc.	3,451	315

		1,848

Hardware – 8.8%

Apple, Inc.	141,831	16,425

Cisco Systems, Inc.	67,623	2,664

Zebra Technologies Corp., Class A*	1,356	342

		19,431

Health Care Facilities & Services – 3.2%

AmerisourceBergen Corp.	8,919	864

Charles River Laboratories International, Inc.*	619	140

DaVita, Inc.*	3,598	308

Humana, Inc.	4,447	1,841

McKesson Corp.	6,171	919

Molina Healthcare, Inc.*	1,314	241

UnitedHealth Group, Inc.	8,500	2,650

		6,963

Home & Office Products – 1.9%

Lennar Corp., Class A	8,914	728

Masco Corp.	26,366	1,453

Newell Brands, Inc.	1,176	20

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Home & Office Products – 1.9% continued

NVR, Inc.*	93	$380

PulteGroup, Inc.	29,405	1,361

Snap-on, Inc.	582	86

Whirlpool Corp.	662	122

		4,150

Industrial Services – 0.3%

HD Supply Holdings, Inc.*	2,966	122

United Rentals, Inc.*	611	107

W.W. Grainger, Inc.	1,308	467

		696

Institutional Financial Services – 1.9%

Goldman Sachs Group (The), Inc.	4,258	856

Jefferies Financial Group, Inc.	81,140	1,460

Morgan Stanley	37,159	1,797

		4,113

Insurance – 3.2%

Aflac, Inc.	12,346	449

Allstate (The) Corp.	17,556	1,653

Assured Guaranty Ltd.	28,674	616

Berkshire Hathaway, Inc., Class B*	10,053	2,141

Equitable Holdings, Inc.	27,958	510

MetLife, Inc.	42,684	1,586

Principal Financial Group, Inc.	1,504	60

		7,015

Iron & Steel – 0.6%

Reliance Steel & Aluminum Co.	13,564	1,384

Leisure Products – 0.4%

Polaris, Inc.	9,517	898

Machinery – 0.3%

Dover Corp.	3,593	389

Regal Beloit Corp.	2,257	212

		601

Media – 7.5%

Alphabet, Inc., Class A*	5,603	8,212

Charter Communications, Inc., Class A*	869	543

Comcast Corp., Class A	9,435	436

Facebook, Inc., Class A*	18,987	4,973

Netflix, Inc.*	2,122	1,061

Omnicom Group, Inc.	15,930	788

Walt Disney (The) Co.	3,245	403

		16,416

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Medical Equipment & Devices – 4.3%

Abbott Laboratories	19,479	$2,120

Baxter International, Inc.	9,065	729

Edwards Lifesciences Corp.*	1,702	136

Hologic, Inc.*	5,010	333

IDEXX Laboratories, Inc.*	1,962	771

Medtronic PLC	23,024	2,393

Mettler-Toledo International, Inc.*	543	524

Quidel Corp.*	796	174

ResMed, Inc.	6,802	1,166

Thermo Fisher Scientific, Inc.	2,059	909

Waters Corp.*	1,240	243

		9,498

Metals & Mining – 0.3%

Newmont Corp.	11,406	724

Oil, Gas & Coal – 2.1%

Baker Hughes Co.	51,180	680

Chevron Corp.	27,367	1,970

Concho Resources, Inc.	8,059	356

ConocoPhillips	28,097	923

Exxon Mobil Corp.	312	11

HollyFrontier Corp.	12,450	245

Schlumberger N.V.	23,993	373

		4,558

Real Estate – 0.5%

CBRE Group, Inc., Class A*	22,691	1,066

Real Estate Investment Trusts – 2.5%

Boston Properties, Inc.	4,448	357

Cousins Properties, Inc.	46,984	1,343

Equity Residential	11,597	596

Gaming and Leisure Properties, Inc.	26,894	993

Highwoods Properties, Inc.	38,126	1,280

Kimco Realty Corp.	5,210	59

Weyerhaeuser Co.	28,901	824

		5,452

Retail - Consumer Staples – 3.0%

Kroger (The) Co.	13,986	474

Sprouts Farmers Market, Inc.*	58,696	1,229

Target Corp.	13,181	2,075

Walmart, Inc.	20,612	2,884

		6,662

Retail - Discretionary – 8.0%

Amazon.com, Inc.*	3,126	9,843

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Retail - Discretionary – 8.0% continued

AutoZone, Inc.*	612	$721

Best Buy Co., Inc.	14,488	1,613

eBay, Inc.	29,851	1,555

Genuine Parts Co.	8,217	782

Home Depot (The), Inc.	5,354	1,487

Lowe’s Cos., Inc.	7,248	1,202

O’Reilly Automotive, Inc.*	269	124

Qurate Retail, Inc., Class A	13,812	99

Tractor Supply Co.	357	51

Williams-Sonoma, Inc.	2,078	188

		17,665

Semiconductors – 5.0%

Applied Materials, Inc.	28,839	1,715

Intel Corp.	56,969	2,950

KLA Corp.	6,171	1,196

Lam Research Corp.	4,969	1,648

Microchip Technology, Inc.	6,473	665

NVIDIA Corp.	1,966	1,064

Texas Instruments, Inc.	12,616	1,801

		11,039

Software – 9.8%

Activision Blizzard, Inc.	3,202	259

Adobe, Inc.*	2,715	1,331

Citrix Systems, Inc.	11,028	1,519

Electronic Arts, Inc.*	12,304	1,605

Intuit, Inc.	963	314

Microsoft Corp.	67,054	14,103

Oracle Corp.	41,808	2,496

salesforce.com, Inc.*	239	60

		21,687

Specialty Finance – 2.0%

Jack Henry & Associates, Inc.	288	47

Mastercard, Inc., Class A	2,755	932

PayPal Holdings, Inc.*	1,956	385

SLM Corp.	99,302	803

Visa, Inc., Class A	6,346	1,269

Western Union (The) Co.	43,311	928

		4,364

Technology Services – 3.3%

Accenture PLC, Class A	11,115	2,512

Amdocs Ltd.	8,176	469

Booz Allen Hamilton Holding Corp.	11,825	981

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Technology Services – 3.3% continued

Cognizant Technology Solutions Corp., Class A	5,753	$399

International Business Machines Corp.	17,373	2,114

Leidos Holdings, Inc.	9,326	832

		7,307

Telecom – 2.4%

AT&T, Inc.	67,829	1,934

Verizon Communications, Inc.	56,938	3,387

		5,321

Transportation & Logistics – 2.0%

C.H. Robinson Worldwide, Inc.	15,947	1,630

Expeditors International of Washington, Inc.	13,438	1,216

Landstar System, Inc.	10,884	1,366

Schneider National, Inc., Class B	3,561	88

		4,300

Transportation Equipment – 0.8%

Allison Transmission Holdings, Inc.	1,095	39

Cummins, Inc.	7,895	1,667

		1,706

Utilities – 2.7%

AES (The) Corp.	70,232	1,272

Ameren Corp.	15,993	1,265

Edison International	1,007	51

Entergy Corp.	198	19

Exelon Corp.	33,803	1,209

FirstEnergy Corp.	31,495	904

NRG Energy, Inc.	12,323	379

Public Service Enterprise Group, Inc.	16,895	928

		6,027
Total Common Stocks

(Cost $158,393)		217,548

PREFERRED STOCKS – 0 ..0%

Retail - Consumer Discretionary – 0.0%

Qurate Retail, Inc.*	408	40
Total Preferred Stocks

(Cost $40)		40

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	2,140,116	$2,140

Total Investment Companies

(Cost $2,140)		2,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.11%, 1/28/21(3) (4)	$415	$415

Total Short-Term Investments

(Cost $415)		415

Total Investments – 99.9%

(Cost $160,988)		220,143

Other Assets less Liabilities – 0.1%		281
NET ASSETS – 100.0%		$220,424

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	15	$2,514	Long	12/20	$23

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	10.8%

Consumer Discretionary	11.7

Consumer Staples	6.9

Energy	2.1

Financials	9.6

Health Care	14.6

Industrials	7.7

Information Technology	28.1

Materials	2.7

Real Estate	3.0

Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$217,548	$ —	$ —	$217,548

Preferred Stocks(1)	40	—	—	40

Investment Companies	2,140	—	—	2,140

Short-Term Investments	—	415	—	415

Total Investments	$219,728	$415	$ —	$220,143

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$ 23	$ —	$ —	$ 23

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.7%

Aerospace & Defense – 0.5%

Howmet Aerospace, Inc.	8,085	$135

Raytheon Technologies Corp.	1,381	80

Textron, Inc.	696	25

		240

Apparel & Textile Products – 0.5%

Hanesbrands, Inc.	15,876	250

Asset Management – 0.1%

Affiliated Managers Group, Inc.	922	63

Automotive – 1.2%

BorgWarner, Inc.	2,946	114

Gentex Corp.	10,269	264

ITT, Inc.	388	23

Lear Corp.	1,995	218

		619

Banking – 7.4%

Bank of America Corp.	47,667	1,148

Citigroup, Inc.	16,898	729

First Citizens BancShares, Inc., Class A	637	203

JPMorgan Chase & Co.	10,015	964

M&T Bank Corp.	2,756	254

PNC Financial Services Group (The), Inc.	1,002	110

Popular, Inc.	5,599	203

U.S. Bancorp	4,888	175

Wells Fargo & Co.	3,616	85

		3,871

Biotechnology & Pharmaceuticals – 5.7%

Johnson & Johnson	11,436	1,703

Mylan N.V.*	1,771	26

Pfizer, Inc.	34,221	1,256

		2,985

Chemicals – 2.7%

CF Industries Holdings, Inc.	6,544	201

Dow, Inc.	12,896	607

Eastman Chemical Co.	3,973	310

Huntsman Corp.	9,260	206

LyondellBasell Industries N.V., Class A	1,396	98

		1,422

Commercial Services – 0.8%

FTI Consulting, Inc.*	1,213	129

ManpowerGroup, Inc.	3,715	272

		401

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Construction Materials – 0.9%

Carlisle Cos., Inc.	1,906	$233

MDU Resources Group, Inc.	11,694	263

		496

Consumer Products – 5.0%

Campbell Soup Co.	5,236	253

General Mills, Inc.	10,103	623

J.M. Smucker (The) Co.	1,538	178

Procter & Gamble (The) Co.	8,816	1,226

TreeHouse Foods, Inc.*	5,928	240

Tyson Foods, Inc., Class A	1,361	81

		2,601

Containers & Packaging – 1.0%

International Paper Co.	8,300	336

Sonoco Products Co.	3,672	188

		524

Distributors - Consumer Staples – 1.2%

Archer-Daniels-Midland Co.	9,623	447

Bunge Ltd.	3,409	156

		603

Electrical Equipment – 5.8%

Acuity Brands, Inc.	1,081	111

Amphenol Corp., Class A	2,952	320

Eaton Corp. PLC	6,952	709

Emerson Electric Co.	7,277	477

General Electric Co.	12,150	76

Hubbell, Inc.	2,176	298

Johnson Controls International PLC	12,935	528

Trane Technologies PLC	4,148	503

		3,022

Engineering & Construction Services – 0.7%

AECOM*	1,767	74

Jacobs Engineering Group, Inc.	3,297	306

		380

Gaming, Lodging & Restaurants – 0.3%

Hyatt Hotels Corp., Class A	3,148	168

Hardware – 1.2%

Cisco Systems, Inc.	14,382	566

Zebra Technologies Corp., Class A*	138	35

		601

Health Care Facilities & Services – 2.8%

Anthem, Inc.	979	263

Cigna Corp.	791	134

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Health Care Facilities & Services – 2.8% continued

CVS Health Corp.	3,794	$222

Humana, Inc.	1,422	588

IQVIA Holdings, Inc.*	59	9

Laboratory Corp. of America Holdings*	19	4

Universal Health Services, Inc., Class B	2,518	269

		1,489

Home & Office Products – 4.1%

Fortune Brands Home & Security, Inc.	4,339	376

Lennar Corp., Class A	4,963	405

Newell Brands, Inc.	16,906	290

NVR, Inc.*	76	310

PulteGroup, Inc.	6,930	321

Snap-on, Inc.	409	60

Whirlpool Corp.	2,078	382

		2,144

Industrial Services – 1.0%

HD Supply Holdings, Inc.*	7,771	320

MSC Industrial Direct Co., Inc., Class A	3,567	226

		546

Institutional Financial Services – 3.7%

Bank of New York Mellon (The) Corp.	13,876	477

Goldman Sachs Group (The), Inc.	3,662	736

Jefferies Financial Group, Inc.	1,966	35

Morgan Stanley	14,114	682

		1,930

Insurance – 4.6%

Aflac, Inc.	7,610	277

Assured Guaranty Ltd.	6,857	147

Berkshire Hathaway, Inc., Class B*	2,672	569

Chubb Ltd.	39	5

Globe Life, Inc.	3,720	297

Hartford Financial Services Group (The), Inc.	3,894	144

Loews Corp.	6,742	234

MetLife, Inc.	13,370	497

White Mountains Insurance Group Ltd.	285	222

		2,392

Iron & Steel – 0.9%

Reliance Steel & Aluminum Co.	2,834	289

Steel Dynamics, Inc.	5,420	155

		444

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Machinery – 0.2%

Oshkosh Corp.	1,482	$109

Media – 6.4%

Charter Communications, Inc., Class A*	528	330

Comcast Corp., Class A	28,234	1,306

Discovery, Inc., Class A*	11,990	261

Fox Corp., Class A	2,661	74

Interpublic Group of (The) Cos., Inc.	15,654	261

Liberty Media Corp.-Liberty SiriusXM, Class A*	396	13

Lions Gate Entertainment Corp., Class A*	13,630	129

Walt Disney (The) Co.	7,995	992

		3,366

Medical Equipment & Devices – 6.5%

Abbott Laboratories	9,042	984

Agilent Technologies, Inc.	4,912	496

Baxter International, Inc.	1,970	158

Becton Dickinson and Co.	1,419	330

Danaher Corp.	769	166

Medtronic PLC	10,047	1,044

Thermo Fisher Scientific, Inc.	464	205

		3,383

Oil, Gas & Coal – 3.1%

Chevron Corp.	2,350	169

Concho Resources, Inc.	880	39

Devon Energy Corp.	23,159	219

Exxon Mobil Corp.	12,712	436

Helmerich & Payne, Inc.	12,153	178

HollyFrontier Corp.	9,051	178

Marathon Petroleum Corp.	9,830	289

National Oilwell Varco, Inc.	11,878	108

		1,616

Passenger Transportation – 0.6%

Southwest Airlines Co.	8,839	332

Real Estate Investment Trusts – 3.7%

American Homes 4 Rent, Class A	10,011	285

AvalonBay Communities, Inc.	2,444	365

Cousins Properties, Inc.	2,305	66

Equity Residential	6,383	327

Highwoods Properties, Inc.	6,887	231

JBG SMITH Properties	6,497	174

Life Storage, Inc.	2,771	292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Real Estate Investment Trusts – 3.7% continued

Weingarten Realty Investors	10,655	$181

Welltower, Inc.	510	28

		1,949

Retail - Consumer Staples – 5.0%

Kroger (The) Co.	13,443	456

Target Corp.	5,834	918

Walmart, Inc.	8,926	1,249

		2,623

Retail - Discretionary – 0.4%

Qurate Retail, Inc., Class A	1,497	11

Williams-Sonoma, Inc.	2,349	212

		223

Semiconductors – 4.6%

Analog Devices, Inc.	843	98

Applied Materials, Inc.	891	53

Broadcom, Inc.	233	85

Intel Corp.	17,821	923

KLA Corp.	948	184

Lam Research Corp.	786	261

Maxim Integrated Products, Inc.	4,689	317

Microchip Technology, Inc.	509	52

Skyworks Solutions, Inc.	941	137

Teradyne, Inc.	2,901	230

Xilinx, Inc.	365	38

		2,378

Software – 0.8%

Cerner Corp.	2,829	204

SS&C Technologies Holdings, Inc.	3,118	189

		393

Specialty Finance – 2.9%

Ally Financial, Inc.	12,340	310

Capital One Financial Corp.	1,659	119

Fidelity National Information Services, Inc.	300	44

Jack Henry & Associates, Inc.	1,396	227

MGIC Investment Corp.	24,378	216

Santander Consumer U.S.A. Holdings, Inc.	11,884	216

SLM Corp.	22,792	185

Synchrony Financial	7,617	199

		1,516

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.7% continued

Technology Services – 3.2%

Accenture PLC, Class A	706	$159

Amdocs Ltd.	4,493	258

Cognizant Technology Solutions Corp., Class A	5,442	378

International Business Machines Corp.	5,778	703

Leidos Holdings, Inc.	58	5

Paychex, Inc.	1,789	143

		1,646

Telecom – 2.1%

AT&T, Inc.	18,445	526

CenturyLink, Inc.	13,256	134

Verizon Communications, Inc.	7,757	461

		1,121

Transportation & Logistics – 0.0%

Schneider National, Inc., Class B	135	3

Transportation Equipment – 1.1%

Cummins, Inc.	2,559	541

PACCAR, Inc.	600	51

		592

Utilities – 5.4%

CenterPoint Energy, Inc.	14,788	286

Consolidated Edison, Inc.	2,911	227

Duke Energy Corp.	58	5

Evergy, Inc.	4,888	249

Exelon Corp.	10,129	362

Hawaiian Electric Industries, Inc.	7,137	237

IDACORP, Inc.	2,991	239

National Fuel Gas Co.	3,281	133

OGE Energy Corp.	8,679	260

Pinnacle West Capital Corp.	2,054	153

PPL Corp.	12,102	329

Public Service Enterprise Group, Inc.	6,690	368

		2,848

Waste & Environment Services & Equipment – 0.6%

Pentair PLC	7,070	324

Total Common Stocks

(Cost $53,555)		51,613

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 0.0%

Retail - Consumer Discretionary – 0.0%

Qurate Retail, Inc.*	45	$5
Total Preferred Stocks
(Cost $4)		5

INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	457,856	458
Total Investment Companies
(Cost $458)		458

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bills, 0.11%, 1/28/21(3) (4)	$150	$150
Total Short-Term Investments
(Cost $150)		150

Total Investments – 99.9%
(Cost $54,167)		52,226

Other Assets less Liabilities – 0.1%		37
NET ASSETS – 100.0%		$52,263

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	3	$503	Long	12/20	$6

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	8.7%

Consumer Discretionary	7.5

Consumer Staples	9.5

Energy	3.1

Financials	18.4

Health Care	15.6

Industrials	12.3

Information Technology	10.5

Materials	4.6

Real Estate	3.8

Utilities	6.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$51,613	$ —	$ —	$51,613

Preferred Stocks(1)	5	—	—	5

Investment Companies	458	—	—	458

Short-Term Investments	—	150	—	150

Total Investments	$52,076	$150	$ —	$52,226

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$ 6	$ —	$ —	$ 6

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8%

Aerospace & Defense – 0.8%

AAR Corp.	7,509	$141

Aerojet Rocketdyne Holdings, Inc.*	14,794	590

AeroVironment, Inc.*	5,868	352

American Outdoor Brands, Inc.*	2,698	35

Astronics Corp.*	2,544	20

Astronics Corp., Class B*	3,668	27

Barnes Group, Inc.	11,984	428

Ducommun, Inc.*	3,306	109

Ituran Location and Control Ltd.	4,136	58

Kaman Corp.	5,448	212

Moog, Inc., Class A	9,117	579

National Presto Industries, Inc.	1,353	111

Park Aerospace Corp.	2,783	30

Smith & Wesson Brands, Inc.	10,792	168

Sturm Ruger & Co., Inc.	4,250	260

Woodward, Inc.	1,719	138

		3,258

Apparel & Textile Products – 1.1%

Capri Holdings Ltd.*	28,325	510

Crocs, Inc.*	15,605	667

Culp, Inc.	198	3

Deckers Outdoor Corp.*	5,447	1,198

Delta Apparel, Inc.*	8,061	115

Fossil Group, Inc.*	1,756	10

Kontoor Brands, Inc.	8,256	200

Movado Group, Inc.	3,336	33

Oxford Industries, Inc.	5,034	203

Rocky Brands, Inc.	4,550	113

Steven Madden Ltd.	16,871	329

Superior Group of Cos., Inc.	7,320	170

Unifi, Inc.*	692	9

Urban Outfitters, Inc.*	10,054	209

Weyco Group, Inc.	3,278	53

Wolverine World Wide, Inc.	16,966	438

		4,260

Asset Management – 0.9%

Altisource Asset Management Corp.*	512	11

Apollo Investment Corp.	12,727	105

Artisan Partners Asset Management, Inc., Class A	10,027	391

Associated Capital Group, Inc., Class A	2,873	104

B. Riley Financial, Inc.	1,755	44

Blucora, Inc.*	9,564	90

Boston Private Financial Holdings, Inc.	2,714	15

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Asset Management – 0.9% continued

Cohen & Steers, Inc.	5,667	$316

Diamond Hill Investment Group, Inc.	963	122

Freedom Holding Corp.*	5,424	130

GAMCO Investors, Inc., Class A	5,150	60

Hamilton Lane, Inc., Class A	5,519	356

Kennedy-Wilson Holdings, Inc.	20,864	303

Pzena Investment Management, Inc., Class A	4,695	25

Rafael Holdings, Inc., Class B*	5,871	91

Safeguard Scientifics, Inc.	826	4

Siebert Financial Corp.*	919	3

Stifel Financial Corp.	12,811	648

StoneCastle Financial Corp.	3,697	72

Victory Capital Holdings, Inc., Class A	9,571	162

Virtus Investment Partners, Inc.	2,317	321

Waddell & Reed Financial, Inc., Class A	13,855	206

Westwood Holdings Group, Inc.	496	5

WisdomTree Investments, Inc.	4,100	13

		3,597

Automotive – 1.2%

Adient PLC*	17,670	306

American Axle & Manufacturing Holdings, Inc.*	7,181	41

Cooper Tire & Rubber Co.	15,420	489

Dana, Inc.	27,461	338

Delphi Technologies PLC*	11,697	196

Dorman Products, Inc.*	9,467	856

Fox Factory Holding Corp.*	8,308	618

Gentherm, Inc.*	8,767	359

Goodyear Tire & Rubber (The) Co.	45,802	351

Methode Electronics, Inc.	7,359	210

Miller Industries, Inc.	8,446	258

Modine Manufacturing Co.*	2,602	16

Motorcar Parts of America, Inc.*	5,314	83

Standard Motor Products, Inc.	4,636	207

Tenneco, Inc., Class A*	3,500	24

Visteon Corp.*	5,291	366

		4,718

Banking – 7.2%

1st Source Corp.	5,460	168

Allegiance Bancshares, Inc.	4,097	96

Altabancorp	4,601	93

Amalgamated Bank, Class A	6,269	66

American National Bankshares, Inc.	2,646	55

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Banking – 7.2% continued

Ameris Bancorp	14,521	$331

Ames National Corp.	2,547	43

Arrow Financial Corp.	5,265	132

Atlantic Union Bankshares Corp.	16,996	363

Axos Financial, Inc.*	14,037	327

Banc of California, Inc.	6,661	67

BancFirst Corp.	4,585	187

Banco Latinoamericano de Comercio Exterior S.A., Class E	7,890	96

Bancorp (The), Inc.*	7,254	63

BancorpSouth Bank	19,847	385

Bank First Corp.	3,402	200

Bank of Hawaii Corp.	6,979	353

Bank of Marin Bancorp	3,682	107

Bank of NT Butterfield & Son (The) Ltd.	10,037	224

Bank of South Carolina Corp.	5,450	87

Bank7 Corp.	9,191	86

BankFinancial Corp.	1,816	13

Bankwell Financial Group, Inc.	7,813	111

Banner Corp.	8,821	285

Bar Harbor Bankshares	1,968	40

BCB Bancorp, Inc.	508	4

Berkshire Bancorp, Inc.*	121	1

Brookline Bancorp, Inc.	23,413	202

Bryn Mawr Bank Corp.	4,961	123

Burke & Herbert Bank & Trust Co.	20	32

C&F Financial Corp.	474	14

California First National Bancorp	1,583	25

Cambridge Bancorp	913	49

Camden National Corp.	4,006	121

Capital City Bank Group, Inc.	4,062	76

Capitol Federal Financial, Inc.	25,224	234

Cathay General Bancorp	16,356	355

CBTX, Inc.	3,800	62

Central Pacific Financial Corp.	675	9

Century Bancorp, Inc., Class A	4,752	312

Citizens & Northern Corp.	774	13

City Holding Co.	3,955	228

Columbia Banking System, Inc.	13,496	322

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	9,784	533

Community Financial (The) Corp.	3,510	75

Community Trust Bancorp, Inc.	2,985	84

ConnectOne Bancorp, Inc.	5,067	71

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Banking – 7.2% continued

Customers Bancorp, Inc.*	7,370	$83

CVB Financial Corp.	23,812	396

Dime Community Bancshares, Inc.	7,293	82

Eagle Bancorp, Inc.	6,851	184

Eagle Financial Services, Inc.	100	2

Enterprise Bancorp, Inc.	2,054	43

Enterprise Financial Services Corp.	5,591	152

Equity Bancshares, Inc., Class A*	3,473	54

ESSA Bancorp, Inc.	924	11

FB Financial Corp.	2,484	62

Financial Institutions, Inc.	4,552	70

First Bancorp	7,975	167

First Bancorp (The), Inc.	2,982	63

First Bancshares (The), Inc.	4,998	105

First Busey Corp.	11,676	186

First Commonwealth Financial Corp.	30,033	232

First Community Bankshares, Inc.	1,805	33

First Financial Bankshares, Inc.	30,003	837

First Financial Corp.	2,808	88

First Financial Northwest, Inc.	699	6

First Foundation, Inc.	5,394	70

First Horizon National Corp.	53,449	504

First Internet Bancorp	1,689	25

First Interstate BancSystem, Inc., Class A	10,214	325

First Merchants Corp.	10,848	251

First Mid Bancshares, Inc.	37	1

First Northwest Bancorp	521	5

First of Long Island (The) Corp.	3,693	55

First Savings Financial Group, Inc.	3,176	173

First United Corp.	8,086	95

Flagstar Bancorp, Inc.	8,757	259

Flushing Financial Corp.	4,485	47

FNB Corp.	59,964	407

FS Bancorp, Inc.	116	5

Fulton Financial Corp.	29,705	277

German American Bancorp, Inc.	5,541	150

Glacier Bancorp, Inc.	15,879	509

Great Southern Bancorp, Inc.	5,209	189

Guaranty Federal Bancshares, Inc.	3,878	54

Hancock Whitney Corp.	17,373	327

Hanmi Financial Corp.	3,851	32

Hawthorn Bancshares, Inc.	1,370	26

Heartland Financial U.S.A., Inc.	6,005	180

Heritage Financial Corp.	8,439	155

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Banking – 7.2% continued

Hilltop Holdings, Inc.	16,924	$348

Hingham Institution For Savings (The)	701	129

Home Bancorp, Inc.	3,119	75

Home BancShares, Inc.	28,961	439

HomeStreet, Inc.	4,343	112

HomeTrust Bancshares, Inc.	1,363	18

Hope Bancorp, Inc.	22,785	173

Independent Bank Corp.	7,099	372

Independent Bank Group, Inc.	10,771	476

International Bancshares Corp.	12,763	333

Investar Holding Corp.	10,598	136

Investors Bancorp, Inc.	66,653	484

Kearny Financial Corp.	22,037	159

Kentucky First Federal Bancorp	724	4

Lake Shore Bancorp, Inc.	300	4

Lakeland Bancorp, Inc.	7,660	76

Lakeland Financial Corp.	4,918	203

Landmark Bancorp, Inc.	5,709	122

Malvern Bancorp, Inc.(1) *	9	—

Mercantile Bank Corp.	5,312	96

Meridian Bancorp, Inc.	10,036	104

Meta Financial Group, Inc.	11,612	223

Metropolitan Bank Holding Corp.*	200	6

MidWestOne Financial Group, Inc.	564	10

NASB Financial, Inc.	4,183	251

National Bank Holdings Corp., Class A	7,956	209

National Bankshares, Inc.	1,783	45

NBT Bancorp, Inc.	10,910	293

Nicolet Bankshares, Inc.*	3,149	172

Northeast Community Bancorp, Inc.	897	9

Northfield Bancorp, Inc.	16,513	151

Northrim BanCorp, Inc.	2,996	76

NorthWest Indiana Bancorp	700	22

Norwood Financial Corp.	1,101	27

OceanFirst Financial Corp.	9,688	133

OFG Bancorp	7,059	88

Ohio Valley Banc Corp.	757	16

Old National Bancorp	28,488	358

Old Second Bancorp, Inc.	2,655	20

Pacific Premier Bancorp, Inc.	12,068	243

Park National Corp.	3,093	253

Peapack-Gladstone Financial Corp.	4,327	66

Penns Woods Bancorp, Inc.	150	3

Peoples Bancorp, Inc.	1,726	33

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Banking – 7.2% continued

Peoples Financial Corp.	236	$2

Peoples Financial Services Corp.	420	15

Preferred Bank	3,973	128

Premier Financial Bancorp, Inc.	8,354	90

Premier Financial Corp.	10,387	162

Provident Bancorp, Inc.(1)	18	—

Provident Financial Services, Inc.	19,080	233

Prudential Bancorp, Inc.	1,050	11

QCR Holdings, Inc.	7,155	196

Renasant Corp.	12,493	284

Republic Bancorp, Inc., Class A	4,201	118

Republic First Bancorp, Inc.*	24,079	48

Sandy Spring Bancorp, Inc.	5,362	124

Seacoast Banking Corp. of Florida*	10,995	198

ServisFirst Bancshares, Inc.	13,308	453

Severn Bancorp, Inc.	1,292	8

Shore Bancshares, Inc.	691	8

Sierra Bancorp	823	14

Simmons First National Corp., Class A	14,914	236

South State Corp.	13,412	646

Southern BancShares NC, Inc.	5	17

Southern First Bancshares, Inc.*	4,663	113

Southern National Bancorp of Virginia, Inc.	669	6

Southside Bancshares, Inc.	5,136	125

Spirit of Texas Bancshares, Inc.*	4,794	53

Standard AVB Financial Corp.	947	31

Stock Yards Bancorp, Inc.	6,474	220

Texas Capital Bancshares, Inc.*	3,839	119

Tompkins Financial Corp.	4,208	239

Towne Bank	10,454	171

TriCo Bancshares	5,153	126

Triumph Bancorp, Inc.*	6,583	205

TrustCo Bank Corp. NY	9,135	48

Trustmark Corp.	13,142	281

UMB Financial Corp.	9,011	442

Union Bankshares, Inc.	5,883	119

United Bancorp, Inc.	498	6

United Bankshares, Inc.	19,350	415

United Community Banks, Inc.	15,574	264

Univest Financial Corp.	5,415	78

Veritex Holdings, Inc.	8,419	143

Virginia National Bankshares Corp.	105	3

Washington Trust Bancorp, Inc.	3,313	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Banking – 7.2% continued

Waterstone Financial, Inc.	3,803	$59

WesBanco, Inc.	15,509	331

West BanCorp, Inc.	2,843	45

Westamerica BanCorp	6,293	342

Western New England Bancorp, Inc.	4,295	24

WSFS Financial Corp.	14,348	387

		27,960

Biotechnology & Pharmaceuticals – 10.4%

89bio, Inc.*	7,393	190

Abeona Therapeutics, Inc.*	1,200	1

Adamas Pharmaceuticals, Inc.*	7,666	32

ADMA Biologics, Inc.*	22,679	54

Adverum Biotechnologies, Inc.*	12,531	129

Aerie Pharmaceuticals, Inc.*	6,902	81

Akcea Therapeutics, Inc.*	6,780	123

Akebia Therapeutics, Inc.*	24,751	62

Akero Therapeutics, Inc.*	4,219	130

Albireo Pharma, Inc.*	7,695	257

Alector, Inc.*	6,804	72

Altimmune, Inc.*	13,560	179

AMAG Pharmaceuticals, Inc.*	14,322	135

Amicus Therapeutics, Inc.*	64,019	904

Amneal Pharmaceuticals, Inc.*	36,053	140

Amphastar Pharmaceuticals, Inc.*	12,971	243

AnaptysBio, Inc.*	5,481	81

Anavex Life Sciences Corp.*	15,685	71

Anika Therapeutics, Inc.*	5,635	199

Anixa Biosciences, Inc.*	3,567	9

Apellis Pharmaceuticals, Inc.*	957	29

Applied Molecular Transport, Inc.*	6,700	213

Applied Therapeutics, Inc.*	1,837	38

Aprea Therapeutics, Inc.*	3,767	91

Arcturus Therapeutics Holdings, Inc.*	8,992	386

Arcus Biosciences, Inc.*	10,566	181

Ardelyx, Inc.*	9,450	50

Arena Pharmaceuticals, Inc.*	10,748	804

Arrowhead Pharmaceuticals, Inc.*	21,732	936

Arvinas, Inc.*	283	7

Assembly Biosciences, Inc.*	9,978	164

Atara Biotherapeutics, Inc.*	12,001	156

Atreca, Inc., Class A*	4,447	62

Avrobio, Inc.*	4,520	59

Axsome Therapeutics, Inc.*	5,644	402

Baudax Bio, Inc.*	5,890	16

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Biotechnology & Pharmaceuticals – 10.4% continued

Beyond Air, Inc.*	15,066	$78

Beyondspring, Inc.*	4,914	65

BioCryst Pharmaceuticals, Inc.*	17,291	59

BioDelivery Sciences International, Inc.*	2,711	10

BioSpecifics Technologies Corp.*	4,646	245

Bioxcel Therapeutics, Inc.*	9,922	430

Blueprint Medicines Corp.*	12,273	1,138

Bridgebio Pharma, Inc.*	692	26

Calithera Biosciences, Inc.*	2,212	8

Capricor Therapeutics, Inc.*	23,956	126

Cara Therapeutics, Inc.*	10,599	135

CASI Pharmaceuticals, Inc.*	38,269	59

Catabasis Pharmaceuticals, Inc.*	15,355	95

Catalyst Biosciences, Inc.*	17,739	76

Catalyst Pharmaceuticals, Inc.*	35,088	104

Centogene N.V.*	5,273	50

Champions Oncology, Inc.*	4,476	41

ChemoCentryx, Inc.*	7,251	397

China Biologic Products Holdings, Inc.*	5,242	583

Clovis Oncology, Inc.*	500	3

Coherus Biosciences, Inc.*	11,902	218

Collegium Pharmaceutical, Inc.*	16,050	334

Concert Pharmaceuticals, Inc.*	21,147	208

Corcept Therapeutics, Inc.*	30,380	529

CorMedix, Inc.*	3,231	19

Crinetics Pharmaceuticals, Inc.*	4,914	77

Cue Biopharma, Inc.*	4,219	63

Cumberland Pharmaceuticals, Inc.*	232	1

Cytokinetics, Inc.*	18,969	411

Deciphera Pharmaceuticals, Inc.*	2,542	130

DermTech, Inc.*	7,232	86

DiaMedica Therapeutics, Inc.*	21,394	91

Dicerna Pharmaceuticals, Inc.*	17,005	306

Dyadic International, Inc.*	16,724	127

Dynavax Technologies Corp.*	19,370	84

Eagle Pharmaceuticals, Inc.*	2,183	93

Editas Medicine, Inc.*	11,450	321

Eiger BioPharmaceuticals, Inc.*	20,361	166

Eloxx Pharmaceuticals, Inc.*	700	2

Emergent BioSolutions, Inc.*	10,694	1,105

Enanta Pharmaceuticals, Inc.*	5,645	258

Endo International PLC*	34,982	115

Epizyme, Inc.*	6,667	80

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Biotechnology & Pharmaceuticals – 10.4% continued

Esperion Therapeutics, Inc.*	5,608	$208

Fate Therapeutics, Inc.*	15,015	600

FibroGen, Inc.*	20,175	830

Five Prime Therapeutics, Inc.*	4,000	19

Flexion Therapeutics, Inc.*	9,909	103

Frequency Therapeutics, Inc.*	4,163	80

Fulcrum Therapeutics, Inc.*	5,424	43

G1 Therapeutics, Inc.*	7,844	91

Galmed Pharmaceuticals Ltd.*	209	1

Geron Corp.*	7,700	13

GlycoMimetics, Inc.*	7,400	23

Gossamer Bio, Inc.*	8,136	101

Gritstone Oncology, Inc.*	5,765	15

Halozyme Therapeutics, Inc.*	18,177	478

Harpoon Therapeutics, Inc.*	6,027	102

Harrow Health, Inc.*	17,176	96

Heska Corp.*	5,016	496

Homology Medicines, Inc.*	10,502	112

IGM Biosciences, Inc.*	6,108	451

ImmuCell Corp.*	2,554	14

Immunic, Inc.*	7,940	147

ImmunoGen, Inc.*	15,996	58

Innoviva, Inc.*	27,817	291

Inovio Pharmaceuticals, Inc.*	12,374	144

Intellia Therapeutics, Inc.*	12,074	240

Intersect ENT,Inc.*	12,063	197

Intra-Cellular Therapies, Inc.*	13,585	349

Ironwood Pharmaceuticals, Inc.*	33,005	297

Kadmon Holdings, Inc.*	30,330	119

Kala Pharmaceuticals, Inc.*	7,533	56

Kaleido Biosciences, Inc.*	14,464	160

KalVista Pharmaceuticals, Inc.*	18,954	239

Karyopharm Therapeutics, Inc.*	9,181	134

Kindred Biosciences, Inc.*	8,662	37

Krystal Biotech, Inc.*	3,143	135

Kura Oncology, Inc.*	10,420	319

La Jolla Pharmaceutical Co.*	1,889	8

Lannett Co., Inc.*	16,884	103

Lexicon Pharmaceuticals, Inc.*	3,400	5

Ligand Pharmaceuticals, Inc.*	4,796	457

MacroGenics, Inc.*	11,173	281

Magenta Therapeutics, Inc.*	10,245	70

Mallinckrodt PLC*	9,730	9

Mannatech, Inc.	4,014	67

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Biotechnology & Pharmaceuticals – 10.4% continued

MediciNova, Inc.*	28,415	$149

MeiraGTx Holdings PLC*	14,024	186

Merrimack Pharmaceuticals, Inc.	261	1

Merus N.V.*	12,819	154

Minerva Neurosciences, Inc.*	2,542	8

Mirati Therapeutics, Inc.*	262	43

Mirum Pharmaceuticals, Inc.*	5,575	107

Molecular Templates, Inc.*	14,114	154

Momenta Pharmaceuticals, Inc.*	14,360	754

Monopar Therapeutics, Inc.*	13,409	71

Morphic Holding, Inc.*	5,028	137

MyoKardia, Inc.*	8,204	1,118

Natural Alternatives International, Inc.*	729	5

Nature’s Sunshine Products, Inc.*	6,487	75

Neoleukin Therapeutics, Inc.*	8,437	101

NeuroBo Pharmaceuticals, Inc.*	7,383	41

Nkarta, Inc.*	6,400	192

Novavax, Inc.*	11,340	1,229

Ocular Therapeutix, Inc.*	395	3

Omeros Corp.*	15,976	161

Opiant Pharmaceuticals, Inc.*	10,218	76

Optinose, Inc.*	249	1

Oramed Pharmaceuticals, Inc.*	471	1

Otonomy, Inc.*	400	2

Oyster Point Pharma, Inc.*	3,465	73

Pacira BioSciences, Inc.*	11,698	703

Paratek Pharmaceuticals, Inc.*	12,084	65

PDL BioPharma, Inc.*	24,608	78

Phibro Animal Health Corp., Class A	9,732	169

Prestige Consumer Healthcare, Inc.*	12,573	458

ProPhase Labs, Inc.	15,179	53

ProQR Therapeutics N.V.*	154	1

Protagonist Therapeutics, Inc.*	9,167	179

Protara Therapeutics, Inc.*	2,109	35

Prothena Corp. PLC*	9,356	93

Provention Bio, Inc.*	8,437	108

PTC Therapeutics, Inc.*	12,766	597

RAPT Therapeutics, Inc.*	5,123	165

Relmada Therapeutics, Inc.*	2,109	79

Replimune Group, Inc.*	8,636	199

Retrophin, Inc.*	14,007	259

Revance Therapeutics, Inc.*	11,601	292

Rhythm Pharmaceuticals, Inc.*	9,410	204

Rocket Pharmaceuticals, Inc.*	631	14

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Biotechnology & Pharmaceuticals – 10.4% continued

Rockwell Medical, Inc.*	5,100	$5

Sage Therapeutics, Inc.*	10,546	645

Sangamo Therapeutics, Inc.*	23,805	225

Satsuma Pharmaceuticals, Inc.*	3,384	13

Savara, Inc.*	3,800	4

Scholar Rock Holding Corp.*	6,027	107

scPharmaceuticals, Inc.*	12,806	95

Seres Therapeutics, Inc.*	8,500	241

Sierra Oncology, Inc.*	7,232	77

Sinovac Biotech Ltd.(2) *	1,587	5

Solid Biosciences, Inc.(1) *	61	—

Sorrento Therapeutics, Inc.*	29,292	327

Spero Therapeutics, Inc.*	6,768	76

SpringWorks Therapeutics, Inc.*	8,754	417

Stoke Therapeutics, Inc.*	7,058	236

Supernus Pharmaceuticals, Inc.*	10,089	210

Syndax Pharmaceuticals, Inc.*	6,027	89

Taro Pharmaceutical Industries Ltd.*	7,759	426

TCR2 Therapeutics, Inc.*	14,928	303

TG Therapeutics, Inc.*	15,315	410

Theravance Biopharma, Inc.*	10,661	158

TransMedics Group, Inc.*	10,153	140

Twist Bioscience Corp.*	8,000	608

Ultragenyx Pharmaceutical, Inc.*	13,402	1,102

UroGen Pharma Ltd.*	7,775	150

Urovant Sciences Ltd.*	9,191	86

USANA Health Sciences, Inc.*	2,397	177

Vanda Pharmaceuticals, Inc.*	10,878	105

Verrica Pharmaceuticals, Inc.*	8,136	63

Viking Therapeutics, Inc.*	2,948	17

Voyager Therapeutics, Inc.*	10,628	113

WaVe Life Sciences Ltd.*	5,408	46

Windtree Therapeutics, Inc.*	14,313	79

X4 Pharmaceuticals, Inc.*	11,601	79

XBiotech, Inc.*	7,081	135

Xencor, Inc.*	13,786	535

Xenon Pharmaceuticals, Inc.*	8,588	95

XOMA Corp.*	8,798	166

Y-mAbs Therapeutics, Inc.*	7,438	286

ZIOPHARM Oncology, Inc.*	35,901	90

Zymeworks, Inc.*	7,920	369

Zynerba Pharmaceuticals, Inc.*	16,896	56

		40,195

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Chemicals – 2.2%

American Vanguard Corp.	4,066	$53

Amyris, Inc.*	6,700	20

Balchem Corp.	6,686	653

Cabot Corp.	11,821	426

Codexis, Inc.*	10,165	119

Element Solutions, Inc.*	34,004	357

Ferro Corp.*	15,438	191

GCP Applied Technologies, Inc.*	9,944	208

H.B. Fuller Co.	13,390	613

Hawkins, Inc.	4,191	193

Haynes International, Inc.	2,409	41

Ingevity Corp.*	8,613	426

Innospec, Inc.	5,014	318

Koppers Holdings, Inc.*	8,679	182

Kraton Corp.*	5,093	91

Kronos Worldwide, Inc.	700	9

LSB Industries, Inc.(1) *	19	—

Lydall, Inc.*	148	2

Materion Corp.	7,197	375

Minerals Technologies, Inc.	7,964	407

Oil-Dri Corp. of America	3,144	113

Olin Corp.	29,078	360

Orion Engineered Carbons S.A.	8,880	111

Quaker Chemical Corp.	4,276	768

Rogers Corp.*	3,688	362

Sensient Technologies Corp.	9,304	537

Stepan Co.	5,067	552

Trinseo S.A.	10,592	272

Tronox Holdings PLC, Class A	6,864	54

WD-40 Co.	2,802	530

		8,343

Commercial Services – 2.9%

ABM Industries, Inc.	14,272	523

AMN Healthcare Services, Inc.*	10,869	635

ASGN, Inc.*	13,282	844

Barrett Business Services, Inc.	3,862	202

Brady Corp., Class A	10,646	426

Brink’s (The) Co.	10,081	414

CBIZ, Inc.*	23,591	539

Collectors Universe, Inc.	9,699	480

Computer Task Group, Inc.*	140	1

CorVel Corp.*	7,007	599

CRA International, Inc.	4,004	150

Cross Country Healthcare, Inc.*	16,073	104

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Commercial Services – 2.9% continued

Deluxe Corp.	7,479	$192

Ennis, Inc.	4,851	85

Forrester Research, Inc.*	6,555	215

Franklin Covey Co.*	4,998	89

FTI Consulting, Inc.*	8,061	854

GP Strategies Corp.*	1,059	10

Hackett Group (The), Inc.	10,164	114

Healthcare Services Group, Inc.	15,860	341

Heidrick & Struggles International, Inc.	6,671	131

HMS Holdings Corp.*	20,332	487

Huron Consulting Group, Inc.*	4,958	195

Information Services Group, Inc.*	11,200	24

Insperity, Inc.	7,709	505

Kelly Services, Inc., Class A	5,020	86

Kforce, Inc.	11,993	386

Korn Ferry	11,439	332

Morgan Group Holding Co.(1) *	64	—

National Research Corp.	3,595	177

NV5 Global, Inc.*	4,029	213

Quad/Graphics, Inc.	254	1

R.R. Donnelley & Sons Co.(1)	1	—

R1 RCM, Inc.*	20,733	356

Resources Connection, Inc.	7,968	92

ShotSpotter, Inc.*	4,447	138

SP Plus Corp.*	4,601	83

TrueBlue, Inc.*	10,075	156

UniFirst Corp.	3,731	707

Vectrus, Inc.*	7,375	280

Viad Corp.	4,634	96

Where Food Comes From, Inc.*	1,100	2

Willdan Group, Inc.*	2,967	76

		11,340

Construction Materials – 1.2%

Advanced Drainage Systems, Inc.	10,440	652

Apogee Enterprises, Inc.	7,098	152

Boise Cascade Co.	8,865	354

Louisiana-Pacific Corp.	26,788	791

Simpson Manufacturing Co., Inc.	10,922	1,061

Summit Materials, Inc., Class A*	27,409	453

U.S. Concrete, Inc.*	3,245	94

UFP Industries, Inc.	13,652	771

United States Lime & Minerals, Inc.	1,432	129

		4,457

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Consumer Products – 2.7%

Adecoagro S.A.*	1,368	$6

Alico, Inc.	6,543	187

B&G Foods, Inc.	14,086	391

Bridgford Foods Corp.*	3,967	73

Cadiz, Inc.*	15,939	158

Cal-Maine Foods, Inc.*	7,853	301

Calyxt, Inc.*	20,942	115

Central Garden & Pet Co.*	200	8

Central Garden & Pet Co., Class A*	8,097	293

Clearwater Paper Corp.*	3,759	143

Coca-Cola Consolidated, Inc.	1,618	389

Darling Ingredients, Inc.*	36,524	1,316

Edgewell Personal Care Co.*	11,261	314

Farmer Bros. Co.*	6,514	29

Fresh Del Monte Produce, Inc.	4,379	100

Helen of Troy Ltd.*	5,751	1,113

Hostess Brands, Inc.*	25,419	313

Inter Parfums, Inc.	4,931	184

J&J Snack Foods Corp.	4,137	540

John B. Sanfilippo & Son, Inc.	1,445	109

Lancaster Colony Corp.	4,146	741

Landec Corp.*	3,108	30

MGP Ingredients, Inc.	3,510	140

Nathan’s Famous, Inc.	1,531	79

National Beverage Corp.*	3,533	240

Nu Skin Enterprises, Inc., Class A	14,001	701

Quanex Building Products Corp.	6,254	115

Sanderson Farms, Inc.	4,698	554

Seneca Foods Corp., Class A*	3,901	139

Simply Good Foods (The) Co.*	17,343	382

Spectrum Brands Holdings, Inc.	10,159	581

Tejon Ranch Co.*	8,274	117

Tootsie Roll Industries, Inc.	10,766	333

United-Guardian, Inc.	502	8

Universal Corp.	5,861	246

Vector Group Ltd.	9,438	92

		10,580

Consumer Services – 1.1%

Aaron’s, Inc.	15,161	859

Adtalem Global Education, Inc.*	13,448	330

Afya Ltd., Class A*	17,929	488

American Public Education, Inc.*	5,419	153

Graham Holdings Co., Class B	975	394

K12, Inc.*	6,794	179

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Consumer Services – 1.1% continued

Medifast, Inc.	4,086	$672

Perdoceo Education Corp.*	10,265	126

Regis Corp.*	9,180	56

Rent-A-Center, Inc.	9,876	295

Strategic Education, Inc.	4,525	414

WW International, Inc.*	8,121	153

		4,119

Containers & Packaging – 0.4%

Greif, Inc., Class A	5,160	187

Matthews International Corp., Class A	5,438	122

Myers Industries, Inc.	3,706	49

O-I Glass, Inc.	24,175	256

Silgan Holdings, Inc.	11,836	435

TriMas Corp.*	10,067	229

UFP Technologies, Inc.*	3,876	161

		1,439

Design, Manufacturing & Distribution – 0.5%

Benchmark Electronics, Inc.	11,604	234

Fabrinet*	8,353	527

MIND Technology, Inc.*	3,700	8

Plexus Corp.*	6,346	448

Sanmina Corp.*	13,686	370

SYNNEX Corp.	1,358	190

		1,777

Distributors - Consumer Staples – 0.4%

Andersons (The), Inc.	4,233	81

Calavo Growers, Inc.	3,038	201

Chefs’ Warehouse (The), Inc.*	1,600	23

Core-Mark Holding Co., Inc.	10,009	290

Performance Food Group Co.*	24,700	855

United Natural Foods, Inc.*	7,444	111

		1,561

Distributors - Discretionary – 0.4%

ePlus, Inc.*	7,814	572

G-III Apparel Group Ltd.*	8,353	109

KAR Auction Services, Inc.	27,120	391

PC Connection, Inc.	8,438	346

ScanSource, Inc.*	4,877	97

Wayside Technology Group, Inc.	5,862	135

		1,650

Electrical Equipment – 2.0%

AAON, Inc.	8,650	521

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Electrical Equipment – 2.0% continued

Advanced Energy Industries, Inc.*	9,353	$589

Alarm.com Holdings, Inc.*	6,539	361

Allied Motion Technologies, Inc.	2,967	122

Argan, Inc.	4,170	175

Atkore International Group, Inc.*	9,410	214

Badger Meter, Inc.	5,795	379

Bel Fuse, Inc., Class B	2,900	31

Belden, Inc.	7,560	235

Chase Corp.	2,616	250

CompX International, Inc.(1)	1	—

CyberOptics Corp.*	2,329	74

ENGlobal Corp.*	6,300	5

FARO Technologies, Inc.*	3,813	233

Houston Wire & Cable Co.(1) *	139	—

IntriCon Corp.*	13,397	163

Itron, Inc.*	8,999	547

Kimball Electronics, Inc.*	5,454	63

Mesa Laboratories, Inc.	830	211

NL Industries, Inc.(1)	100	—

nLight, Inc.*	11,794	277

Novanta, Inc.*	8,524	898

OSI Systems, Inc.*	5,529	429

Powell Industries, Inc.	4,712	114

Preformed Line Products Co.	2,026	99

SMART Global Holdings, Inc.*	7,792	213

SPX Corp.*	11,024	511

Stoneridge, Inc.*	4,784	88

Transcat, Inc.*	4,255	125

Watts Water Technologies, Inc., Class A	6,222	623

		7,550

Engineering & Construction Services – 2.0%

Aegion Corp.*	7,212	102

Arcosa, Inc.	10,394	458

Comfort Systems U.S.A., Inc.	10,254	528

Dycom Industries, Inc.*	7,118	376

EMCOR Group, Inc.	11,512	780

Exponent, Inc.	13,613	981

Fluor Corp.	25,425	224

Goldfield (The) Corp.*	6,800	29

Great Lakes Dredge & Dock Corp.*	4,201	40

IES Holdings, Inc.*	1,500	48

Installed Building Products, Inc.*	6,486	660

KBR, Inc.	27,763	621

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Engineering & Construction Services – 2.0% continued

Kratos Defense & Security Solutions, Inc.*	18,256	$352

MasTec, Inc.*	14,637	618

Mistras Group, Inc.*	1,067	4

MYR Group, Inc.*	3,372	125

Primoris Services Corp.	7,275	131

Sterling Construction Co., Inc.*	3,867	55

TopBuild Corp.*	7,131	1,217

Tutor Perini Corp.*	2,100	23

WillScot Mobile Mini Holdings Corp.*	27,546	459

		7,831

Forest & Paper Products – 0.2%

Domtar Corp.	6,160	162

Neenah, Inc.	5,147	193

P.H. Glatfelter Co.	8,081	111

Resolute Forest Products, Inc.*	21,609	97

Schweitzer-Mauduit International, Inc.	9,398	286

Verso Corp., Class A	8,256	65

		914

Gaming, Lodging & Restaurants – 3.2%

BBQ Holdings, Inc.*	174	1

Biglari Holdings, Inc., Class B*	874	78

BJ’s Restaurants, Inc.	872	26

Boyd Gaming Corp.	18,976	582

Brinker International, Inc.	5,700	243

Caesars Entertainment, Inc.*	11,518	646

Cannae Holdings, Inc.*	13,606	507

Carrols Restaurant Group, Inc.*	300	2

Churchill Downs, Inc.	8,244	1,351

Chuy’s Holdings, Inc.*	2,787	55

Cracker Barrel Old Country Store, Inc.	5,175	593

Dave & Buster’s Entertainment, Inc.	5,504	83

Denny’s Corp.*	15,633	156

Dine Brands Global, Inc.	2,254	123

El Pollo Loco Holdings, Inc.(1) *	15	—

Everi Holdings, Inc.*	12,281	101

Extended Stay America, Inc.	30,932	370

Fiesta Restaurant Group, Inc.*	1,356	13

Golden Entertainment, Inc.*	1,711	24

Hilton Grand Vacations, Inc.*	14,989	314

International Game Technology PLC	19,749	220

Jack in the Box, Inc.	4,475	355

Marriott Vacations Worldwide Corp.	8,132	738

Monarch Casino & Resort, Inc.*	947	42

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Gaming, Lodging & Restaurants – 3.2% continued

Papa John’s International, Inc.	7,548	$621

Penn National Gaming, Inc.*	26,527	1,929

Red Lion Hotels Corp.*	1,115	2

Red Rock Resorts, Inc., Class A	9,486	162

Ruth’s Hospitality Group, Inc.	3,095	34

Scientific Games Corp.*	8,646	302

Shake Shack, Inc., Class A*	4,957	320

Texas Roadhouse, Inc.	16,784	1,020

Wingstop, Inc.	5,779	790

Wyndham Destinations, Inc.	15,800	486

		12,289
Hardware – 1.9%

3D Systems Corp.*	13,533	66

Acacia Communications, Inc.*	7,087	478

ADTRAN, Inc.	9,982	102

Anterix, Inc.*	5,005	164

Applied Optoelectronics, Inc.*	5,897	66

Arlo Technologies, Inc.*	3,200	17

AstroNova, Inc.	13,073	105

AudioCodes Ltd.	5,611	177

Aware, Inc.*	683	2

BK Technologies Corp.	1,835	5

CalAmp Corp.*	2,500	18

CCUR Holdings, Inc.	691	2

Ciena Corp.*	1,379	55

Clearfield, Inc.*	4,759	96

CommScope Holding Co., Inc.*	38,269	344

Comtech Telecommunications Corp.	7,285	102

Daktronics, Inc.	2,559	10

Diebold Nixdorf, Inc.*	7,968	61

Digimarc Corp.*	5,036	112

Extreme Networks, Inc.*	14,194	57

Fitbit, Inc., Class A*	27,359	190

Frequency Electronics, Inc.*	6,866	69

GoPro, Inc., Class A*	8,900	40

Harmonic, Inc.*	13,292	74

Infinera Corp.*	17,463	108

Inseego Corp.*	3,287	34

InterDigital, Inc.	8,535	487

Knowles Corp.*	15,208	227

Kornit Digital Ltd.*	7,102	461

Maxar Technologies, Inc.	900	22

NETGEAR, Inc.*	7,536	232

NetScout Systems, Inc.*	14,957	327

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Hardware – 1.9% continued

PAR Technology Corp.*	3,687	$149

PCTEL, Inc.*	14,245	81

Pitney Bowes, Inc.	15,756	84

Radware Ltd.*	7,640	185

Silicom Ltd.*	5,346	173

Sonos, Inc.*	17,827	271

Stratasys Ltd.*	9,136	114

Super Micro Computer, Inc.*	7,916	209

TTM Technologies, Inc.*	13,062	149

Universal Electronics, Inc.*	3,806	144

UTStarcom Holdings Corp.(1) *	1	—

Viavi Solutions, Inc.*	40,923	480

Vicor Corp.*	6,224	484

Vishay Precision Group, Inc.*	7,056	179

Vocera Communications, Inc.*	14,947	435

VOXX International Corp.*	1,469	11

		7,458

Health Care Facilities & Services – 3.6%

Acadia Healthcare Co., Inc.*	15,048	444

Addus HomeCare Corp.*	6,002	567

American Renal Associates Holdings, Inc.*	20,174	139

Apollo Medical Holdings, Inc.*	7,812	140

Capital Senior Living Corp.(1) *	526	—

Cellular Biomedicine Group, Inc.*	14,203	261

Covetrus, Inc.*	21,751	531

Cryo-Cell International, Inc.*	750	6

Eidos Therapeutics, Inc.*	1,442	73

Ensign Group (The), Inc.	13,658	779

Enzo Biochem, Inc.*	7,400	16

Evofem Biosciences, Inc.*	2,852	7

Five Star Senior Living, Inc.*	3,367	17

Fulgent Genetics, Inc.*	6,328	253

Global Cord Blood Corp.*	6,447	23

Hanger, Inc.*	7,033	111

HealthEquity, Inc.*	13,769	707

Independence Holding Co.	4,659	176

Invitae Corp.*	20,244	878

Joint (The) Corp.*	10,534	183

LHC Group, Inc.*	6,192	1,316

Magellan Health, Inc.*	6,750	512

MedCath Corp.(3) *	7,953	—

Medpace Holdings, Inc.*	6,042	675

National HealthCare Corp.	4,414	275

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Health Care Facilities & Services – 3.6% continued

NeoGenomics, Inc.*	23,102	$852

OPKO Health, Inc.*	95,756	353

Option Care Health, Inc.*	99	1

Owens & Minor, Inc.	11,434	287

Patterson Cos., Inc.	23,617	569

Pennant Group (The), Inc.*	6,632	256

Personalis, Inc.*	7,684	167

Premier, Inc., Class A	12,511	411

Providence Service (The) Corp.*	5,029	467

RadNet, Inc.*	9,430	145

Select Medical Holdings Corp.*	26,172	545

SI-BONE, Inc.*	6,710	159

Surgery Partners, Inc.*	12,998	285

Tenet Healthcare Corp.*	22,062	541

Tivity Health, Inc.*	10,541	148

Triple-S Management Corp., Class B*	10,771	192

U.S. Physical Therapy, Inc.	5,093	442

Vapotherm, Inc.*	3,315	96

		14,005

Home & Office Products – 2.4%

ACCO Brands Corp.	21,348	124

American Woodmark Corp.*	3,709	291

Beazer Homes U.S.A., Inc.*	277	4

Caesarstone Ltd.	6,269	61

Cavco Industries, Inc.*	2,689	485

Century Communities, Inc.*	9,732	412

Cornerstone Building Brands, Inc.*	262	2

Flexsteel Industries, Inc.	4,762	114

Forestar Group, Inc.*	10,884	193

Griffon Corp.	11,009	215

Hamilton Beach Brands Holding Co., Class A	2,945	57

Herman Miller, Inc.	14,360	433

HNI Corp.	6,887	216

Hooker Furniture Corp.	1,687	44

Interface, Inc.	9,790	60

iRobot Corp.*	5,978	454

JELD-WEN Holding, Inc.*	13,707	310

KB Home	21,270	816

Kewaunee Scientific Corp.*	2,542	23

Kimball International, Inc., Class B	3,741	39

Knoll, Inc.	7,651	92

LGI Homes, Inc.*	4,344	505

Lifetime Brands, Inc.	587	5

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Home & Office Products – 2.4% continued

M/I Homes, Inc.*	5,188	$239

Masonite International Corp.*	4,870	479

MDC Holdings, Inc.	11,286	532

Meritage Homes Corp.*	9,789	1,081

Nobility Homes, Inc.	876	20

Patrick Industries, Inc.	4,767	274

PGT Innovations, Inc.*	14,120	247

Skyline Champion Corp.*	10,753	288

Steelcase, Inc., Class A	17,390	176

Taylor Morrison Home Corp.*	25,096	617

TRI Pointe Group, Inc.*	24,124	438

Virco Mfg. Corp.*	1,676	4

		9,350

Industrial Services – 0.7%

Applied Industrial Technologies, Inc.	9,557	527

CAI International, Inc.	4,320	119

EVI Industries, Inc.*	1,671	44

H&E Equipment Services, Inc.	3,388	67

Herc Holdings, Inc.*	5,115	203

SiteOne Landscape Supply, Inc.*	8,243	1,005

Systemax, Inc.	6,897	165

Team, Inc.*	483	3

Textainer Group Holdings Ltd.(1) *	17	—

Titan Machinery, Inc.*	800	10

Triton International Ltd.	13,242	538

VSE Corp.	3,090	95

		2,776

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	53,837	129

Cowen, Inc., Class A	291	5

Evercore, Inc., Class A	7,383	483

Houlihan Lokey, Inc.	8,189	484

Moelis & Co., Class A	11,919	419

Piper Sandler Cos.	4,081	298

PJT Partners, Inc., Class A	4,619	280

StoneX Group, Inc.*	4,329	221

		2,319

Insurance – 2.4%

Ambac Financial Group, Inc.*	8,576	109

American Equity Investment Life Holding Co.	22,318	491

AMERISAFE, Inc.	3,589	206

Argo Group International Holdings Ltd.	9,909	341

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Insurance – 2.4% continued

Atlantic American Corp.*	6,901	$14

Citizens, Inc.*	6,295	35

CNO Financial Group, Inc.	43,870	704

Donegal Group, Inc., Class A	1,755	25

eHealth, Inc.*	5,523	436

Employers Holdings, Inc.	9,771	296

Enstar Group Ltd.*	2,075	335

FBL Financial Group, Inc., Class A	2,297	111

GAINSCO, Inc.*	714	72

Genworth Financial, Inc., Class A*	85,416	286

Global Indemnity Group LLC, Class A	1,785	37

Greenlight Capital Re Ltd., Class A*	14,935	100

Horace Mann Educators Corp.	9,817	328

James River Group Holdings Ltd.	5,979	266

Kansas City Life Insurance Co.	1,898	59

Kemper Corp.	823	55

Kinsale Capital Group, Inc.	3,969	755

MBIA, Inc.*	20,174	122

Mercury General Corp.	4,561	189

National General Holdings Corp.	11,037	372

National Western Life Group, Inc., Class A	972	178

Palomar Holdings, Inc.*	3,767	393

Primerica, Inc.	1,404	159

ProAssurance Corp.	6,260	98

Protective Insurance Corp., Class B	4,699	62

Radian Group, Inc.	36,245	529

RLI Corp.	10,332	865

Safety Insurance Group, Inc.	2,608	180

Selective Insurance Group, Inc.	11,560	595

Sirius International Insurance Group Ltd.*	463	5

State Auto Financial Corp.	4,917	68

Third Point Reinsurance Ltd.*	15,817	110

United Fire Group, Inc.	4,746	96

Universal Insurance Holdings, Inc.	5,025	70

White Mountains Insurance Group Ltd.	160	125

		9,277

Iron & Steel – 0.5%

Allegheny Technologies, Inc.*	33,208	290

Carpenter Technology Corp.	11,663	212

Commercial Metals Co.	24,117	482

Northwest Pipe Co.*	13,400	355

Shiloh Industries, Inc.(1) *	2,100	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Iron & Steel – 0.5% continued

Synalloy Corp.*	100	$ —

Universal Stainless & Alloy Products, Inc.*	1,504	8

Warrior Met Coal, Inc.	12,407	212

Worthington Industries, Inc.	12,729	519

		2,078

Leisure Products – 0.9%

Acushnet Holdings Corp.	6,780	228

Callaway Golf Co.	17,112	327

Clarus Corp.	5,500	78

Escalade, Inc.	5,294	97

Johnson Outdoors, Inc., Class A	5,630	461

LCI Industries	8,600	914

Malibu Boats, Inc., Class A*	4,068	202

Marine Products Corp.	7,934	124

Vista Outdoor, Inc.*	7,062	142

Winnebago Industries, Inc.	10,993	568

YETI Holdings, Inc.*	7,920	359

		3,500

Machinery – 2.3%

Alamo Group, Inc.	2,390	258

Albany International Corp., Class A	6,564	325

Altra Industrial Motion Corp.	14,628	541

Astec Industries, Inc.	5,862	318

Cactus, Inc., Class A	11,437	219

CIRCOR International, Inc.*	2,506	69

Columbus McKinnon Corp.	9,804	324

CSW Industrials, Inc.	3,245	251

Douglas Dynamics, Inc.	4,619	158

Enerpac Tool Group Corp.	12,742	240

Federal Signal Corp.	16,343	478

Franklin Electric Co., Inc.	9,736	573

Gorman-Rupp (The) Co.	6,696	197

Graham Corp.	2,552	33

Helios Technologies, Inc.	4,065	148

Hillenbrand, Inc.	16,242	461

Hollysys Automation Technologies Ltd.	9,394	104

Hurco Cos., Inc.	1,141	32

Hyster-Yale Materials Handling, Inc.	2,429	90

Ichor Holdings Ltd.*	2,513	54

John Bean Technologies Corp.	7,124	655

Kadant, Inc.	3,047	334

Kennametal, Inc.	18,181	526

Lindsay Corp.	2,500	242

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Machinery – 2.3% continued

MTS Systems Corp.	1,434	$27

Mueller Water Products, Inc., Class A	34,653	360

Pro-Dex, Inc.*	5,424	155

Rexnord Corp.	22,955	685

SPX FLOW, Inc.*	10,277	440

Taylor Devices, Inc.*	1,689	15

Tennant Co.	4,080	246

Terex Corp.	11,559	224

Titan International, Inc.(1)	20	—

Twin Disc, Inc.*	356	2

Welbilt, Inc.*	21,522	133

		8,917

Manufactured Goods – 1.2%

AZZ, Inc.	5,042	172

Chart Industries, Inc.*	9,441	663

Conrad Industries, Inc.*	100	1

Eastern (The) Co.	3,604	70

EnPro Industries, Inc.	4,095	231

Gibraltar Industries, Inc.*	8,105	528

Gulf Island Fabrication, Inc.*	5,419	17

Insteel Industries, Inc.	6,218	116

L.B. Foster Co., Class A*	1,609	22

Lawson Products, Inc.*	4,295	176

Mueller Industries, Inc.	12,071	327

Omega Flex, Inc.	2,642	414

Proto Labs, Inc.*	5,787	749

Raven Industries, Inc.	7,580	163

RBC Bearings, Inc.*	5,343	648

Standex International Corp.	4,237	251

Tredegar Corp.	6,625	99

		4,647

Media – 1.6%

AMC Networks, Inc., Class A*	8,097	200

Boingo Wireless, Inc.*	13,507	138

Boston Omaha Corp., Class A(1) *	1	—

Cargurus, Inc.*	16,293	352

Cars.com, Inc.*	6,394	52

Cumulus Media, Inc., Class A*	300	2

Despegar.com Corp.*	7,358	47

EverQuote, Inc., Class A*	4,737	183

EW Scripps (The) Co., Class A	5,125	59

Gannett Co., Inc.	12,387	16

Gray Television, Inc.*	24,153	333

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Media – 1.6% continued

HealthStream, Inc.*	4,861	$97

Houghton Mifflin Harcourt Co.*	1,700	3

IMAX Corp.*	7,071	84

John Wiley & Sons, Inc., Class A	9,799	311

Liberty TripAdvisor Holdings, Inc., Class A*	6,300	11

LiveXLive Media, Inc.*	5,876	15

Magnite, Inc.*	12,354	86

Marchex, Inc., Class B(1) *	179	—

Meredith Corp.	5,720	75

MSG Networks, Inc., Class A*	9,076	87

Nexstar Media Group, Inc., Class A	8,046	723

QuinStreet, Inc.*	17,697	280

Quotient Technology, Inc.*	7,058	52

Saga Communications, Inc., Class A	1,418	28

Scholastic Corp.	7,285	153

Shutterstock, Inc.	1,362	71

Sinclair Broadcast Group, Inc., Class A	11,648	224

Stamps.com, Inc.*	3,260	785

TechTarget, Inc.*	4,457	196

TEGNA, Inc.	42,264	497

Travelzoo*	5,443	35

Tribune Publishing Co.	7,638	89

Tucows, Inc., Class A*	3,048	210

Upwork, Inc.*	19,436	339

Yelp, Inc.*	16,412	330

		6,163

Medical Equipment & Devices – 4.8%

Accuray, Inc.*	1,300	3

Alphatec Holdings, Inc.*	18,967	126

AngioDynamics, Inc.*	11,486	139

Apollo Endosurgery, Inc.*	55,294	93

Apyx Medical Corp.*	4,321	20

AtriCure, Inc.*	11,543	461

Atrion Corp.	267	167

Avanos Medical, Inc.*	12,843	427

Axogen, Inc.*	6,332	74

Axonics Modulation Technologies, Inc.*	8,256	421

Bellerophon Therapeutics, Inc.*	7,985	81

BioLife Solutions, Inc.*	11,042	320

BioSig Technologies, Inc.*	9,643	48

BioTelemetry, Inc.*	10,643	485

Cantel Medical Corp.	8,549	376

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Medical Equipment & Devices – 4.8% continued

Cardiovascular Systems, Inc.*	12,779	$503

CareDx, Inc.*	11,649	442

Castle Biosciences, Inc.*	2,712	140

Celcuity, Inc.*	9,341	54

Cerus Corp.*	50,765	318

Chembio Diagnostics, Inc.*	14,061	68

CONMED Corp.	6,137	483

CryoLife, Inc.*	9,473	175

Cutera, Inc.*	11,249	213

Daxor Corp.*	37	1

Electromed, Inc.*	5,124	53

Establishment Labs Holdings, Inc.*	5,102	95

Fluidigm Corp.*	16,440	122

FONAR Corp.*	9,796	205

GenMark Diagnostics, Inc.*	30,020	426

Harvard Bioscience, Inc.*	17,484	53

ICU Medical, Inc.*	311	57

Inmode Ltd.*	6,780	245

Inogen, Inc.*	2,812	82

Inspire Medical Systems, Inc.*	4,256	549

Integer Holdings Corp.*	8,308	490

Invacare Corp.	14,693	110

iRadimed Corp.*	7,769	166

Lantheus Holdings, Inc.*	15,666	198

LeMaitre Vascular, Inc.	12,911	420

LivaNova PLC*	5,424	245

Luminex Corp.	9,745	256

Meridian Bioscience, Inc.*	14,248	242

Merit Medical Systems, Inc.*	13,432	584

MiMedx Group, Inc.*	17,240	110

Misonix, Inc.*	8,038	94

Myriad Genetics, Inc.*	6,047	79

NanoString Technologies, Inc.*	11,086	496

Natera, Inc.*	4,276	309

Natus Medical, Inc.*	7,084	121

Neogen Corp.*	11,767	921

Nevro Corp.*	5,960	830

NuVasive, Inc.*	9,596	466

OraSure Technologies, Inc.*	18,318	223

OrthoPediatrics Corp.*	3,212	147

Oxford Immunotec Global PLC*	7,441	87

Pacific Biosciences of California, Inc.*	19,787	195

Pulse Biosciences, Inc.*	17,981	212

Quanterix Corp.*	7,638	258

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Medical Equipment & Devices – 4.8% continued

Retractable Technologies, Inc.*	17,326	$115

SeaSpine Holdings Corp.*	17,378	248

Semler Scientific, Inc.*	4,012	214

Sientra, Inc.(1) *	113	—

SmileDirectClub, Inc.*	21,601	252

Soliton, Inc.*	5,723	44

STAAR Surgical Co.*	9,860	558

Surgalign Holdings, Inc.*	4,038	7

Surmodics, Inc.*	5,516	215

Tactile Systems Technology, Inc.*	2,023	74

Utah Medical Products, Inc.	3,351	268

Varex Imaging Corp.*	6,152	78

Veracyte, Inc.*	11,067	360

Vericel Corp.*	9,825	182

Wright Medical Group N.V.*	24,372	744

Zynex, Inc.*	11,697	204

		18,347

Metals & Mining – 0.7%

Alcoa Corp.*	37,967	442

A-Mark Precious Metals, Inc.	5,183	175

Coeur Mining, Inc.*	49,148	363

Compass Minerals International, Inc.	9,016	535

Constellium S.E.*	28,164	221

Covia Holdings Corp.(1) *	1,100	—

Encore Wire Corp.	4,161	193

Ferroglobe Representation & Warranty Insurance Trust(3) *	9,916	—

Gold Resource Corp.	8,218	28

Hecla Mining Co.	54,894	279

Kaiser Aluminum Corp.	3,655	196

Livent Corp.*	29,681	266

McEwen Mining, Inc.*	24,100	25

Uranium Energy Corp.*	4,700	5

		2,728

Oil, Gas & Coal – 1.5%

Adams Resources & Energy, Inc.	4,823	96

Advanced Emissions Solutions, Inc.	838	3

Antero Resources Corp.*	31,790	87

Bonanza Creek Energy, Inc.*	2,313	44

California Resources Corp.(1) *	400	—

Callon Petroleum Co.*	4,630	22

ChampionX Corp.*	11,021	88

Chesapeake Energy Corp.(1) *	100	—

Cimarex Energy Co.	1,000	24

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Oil, Gas & Coal – 1.5% continued

CNX Resources Corp.*	27,737	$262

Comstock Resources, Inc.*	9,378	41

CONSOL Energy, Inc.*	5,501	24

Contango Oil & Gas Co.*	11,200	15

Cosan Ltd., Class A	40,469	601

Dawson Geophysical Co.*	16,700	29

Delek U.S. Holdings, Inc.	11,628	129

DMC Global, Inc.	2,241	74

Dril-Quip, Inc.*	6,644	165

Earthstone Energy, Inc., Class A*	1,500	4

Equitrans Midstream Corp.	35,858	303

Exterran Corp.*	8,874	37

Geospace Technologies Corp.*	9,242	57

Goodrich Petroleum Corp.*	1,100	9

Gulfport Energy Corp.*	4,600	3

Hallador Energy Co.	12,596	8

Helix Energy Solutions Group, Inc.*	38,775	94

Helmerich & Payne, Inc.	18,381	269

HighPoint Resources Corp.*	11,000	3

Laredo Petroleum, Inc.*	717	7

Matrix Service Co.*	3,627	30

Murphy Oil Corp.	25,462	227

Murphy U.S.A., Inc.*	5,717	733

Nabors Industries Ltd.	1,888	46

NACCO Industries, Inc., Class A	2,826	52

Natural Gas Services Group, Inc.*	6,630	56

NexTier Oilfield Solutions, Inc.*	21,655	40

Northern Oil and Gas, Inc.*	3,730	21

NOW, Inc.*	11,220	51

Ovintiv, Inc.	45,651	373

Par Pacific Holdings, Inc.*	304	2

Parsley Energy, Inc., Class A	3,385	32

Patterson-UTI Energy, Inc.	42,276	121

PBF Energy, Inc., Class A	16,874	96

PDC Energy, Inc.*	14,475	179

Peabody Energy Corp.	5,697	13

PrimeEnergy Resources Corp.*	1,583	105

ProPetro Holding Corp.*	5,400	22

Range Resources Corp.	37,365	247

Riviera Resources, Inc.	6,246	11

RPC, Inc.*	8,100	21

SM Energy Co.	3,700	6

Solaris Oilfield Infrastructure, Inc., Class A	7,243	46

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Oil, Gas & Coal – 1.5% continued

Southwestern Energy Co.*	110,850	$261

TETRA Technologies, Inc.*	12,300	6

Thermon Group Holdings, Inc.*	3,372	38

Torchlight Energy Resources, Inc.*	2,700	1

Transocean Ltd.*	101,939	82

U.S. Silica Holdings, Inc.	400	1

Ultra Petroleum Corp.(3) *	20,300	—

VAALCO Energy, Inc.*	15,700	16

Voc Energy Trust	2,500	4

World Fuel Services Corp.	12,831	272

		5,709

Passenger Transportation – 0.3%

Allegiant Travel Co.	3,268	391

Bristow Group, Inc.*	2,304	49

Copa Holdings S.A., Class A	6,629	334

Hawaiian Holdings, Inc.	1,583	20

SkyWest, Inc.	11,911	356

Universal Logistics Holdings, Inc.	4,517	94

		1,244

Real Estate – 0.5%

American Realty Investors, Inc.*	1,772	16

CTO Realty Growth, Inc.	3,251	143

Cushman & Wakefield PLC*	21,803	229

FRP Holdings, Inc.*	1,150	48

Griffin Industrial Realty, Inc.	3,609	193

McGrath RentCorp	6,332	377

Newmark Group, Inc., Class A	300	1

RE/MAX Holdings, Inc., Class A	6,159	202

Realogy Holdings Corp.*	12,857	122

Redfin Corp.*	13,600	679

RMR Group (The), Inc., Class A	81	2

Stratus Properties, Inc.*	114	3

		2,015

Real Estate Investment Trusts – 6.0%

Agree Realty Corp.	10,613	675

Alexander & Baldwin, Inc.	5,270	59

Alexander’s, Inc.	686	168

American Assets Trust, Inc.	8,982	216

American Finance Trust, Inc.	20,166	126

Anworth Mortgage Asset Corp.	18,506	30

Apple Hospitality REIT, Inc.	42,035	404

Arbor Realty Trust, Inc.	26,402	303

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Real Estate Investment Trusts – 6.0% continued

Arlington Asset Investment Corp., Class A(1)	10	$ —

Armada Hoffler Properties, Inc.	5,470	51

ARMOUR Residential REIT, Inc.	7,592	72

Blackstone Mortgage Trust, Inc., Class A	13,680	301

Bluerock Residential Growth REIT, Inc.	9,167	69

Braemar Hotels & Resorts, Inc.	4,900	12

Brookfield Property REIT, Inc., Class A	15,984	196

BRT Apartments Corp.	15,639	184

Capstead Mortgage Corp.	27,285	153

CareTrust REIT, Inc.	18,889	336

CatchMark Timber Trust, Inc., Class A	15,074	135

Chimera Investment Corp.	35,557	292

CIM Commercial Trust Corp.	934	9

City Office REIT, Inc.	14,526	109

Colony Capital, Inc.	78,094	213

Community Healthcare Trust, Inc.	4,519	211

CoreCivic, Inc.	22,866	183

CorEnergy Infrastructure Trust, Inc.	1,462	9

CorePoint Lodging, Inc.	12,463	68

Dynex Capital, Inc.	6,553	100

Easterly Government Properties, Inc.	14,120	316

EastGroup Properties, Inc.	8,106	1,048

Ellington Residential Mortgage REIT	540	6

Essential Properties Realty Trust, Inc.	16,849	309

Exantas Capital Corp.	410	1

Four Corners Property Trust, Inc.	15,711	402

Franklin Street Properties Corp.	16,282	60

Front Yard Residential Corp.	10,026	88

GEO Group (The), Inc.	26,323	299

Getty Realty Corp.	13,670	356

Gladstone Commercial Corp.	7,329	124

Gladstone Land Corp.	15,818	238

Global Medical REIT, Inc.	9,922	134

Global Net Lease, Inc.	19,638	312

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,043	594

Healthcare Realty Trust, Inc.	28,620	862

Independence Realty Trust, Inc.	17,342	201

Industrial Logistics Properties Trust	11,179	244

Innovative Industrial Properties, Inc.	3,384	420

Invesco Mortgage Capital, Inc.	2,185	6

Investors Real Estate Trust	2,037	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Real Estate Investment Trusts – 6.0% continued

iStar, Inc.	18,767	$222

Jernigan Capital, Inc.	9,038	155

Kite Realty Group Trust	16,166	187

Ladder Capital Corp.	10,691	76

Lexington Realty Trust	45,508	476

LTC Properties, Inc.	8,378	292

Macerich (The) Co.	28,325	192

Mack-Cali Realty Corp.	15,029	190

Monmouth Real Estate Investment Corp.	19,704	273

National Health Investors, Inc.	8,413	507

National Storage Affiliates Trust	11,300	370

New Senior Investment Group, Inc.	2,823	11

New York Mortgage Trust, Inc.	46,822	119

NexPoint Residential Trust, Inc.	3,956	175

One Liberty Properties, Inc.	6,466	106

Outfront Media, Inc.	28,777	419

Pebblebrook Hotel Trust	25,732	322

Pennsylvania Real Estate Investment Trust(1)	371	—

Physicians Realty Trust	37,846	678

Piedmont Office Realty Trust, Inc., Class A	23,981	325

Plymouth Industrial REIT, Inc.	5,953	73

PotlatchDeltic Corp.	13,026	548

Preferred Apartment Communities, Inc., Class A	600	3

PS Business Parks, Inc.	4,074	499

QTS Realty Trust, Inc., Class A	11,229	708

Ready Capital Corp.	1,512	17

Retail Opportunity Investments Corp.	22,123	230

Retail Value, Inc.	3,035	38

RLJ Lodging Trust	22,498	195

RPT Realty	293	2

Ryman Hospitality Properties, Inc.	9,576	352

Sabra Health Care REIT, Inc.	40,920	564

Safehold, Inc.	3,465	215

Saul Centers, Inc.	2,417	64

Service Properties Trust	32,694	260

Sotherly Hotels, Inc.	2,334	4

STAG Industrial, Inc.	29,935	913

Sunstone Hotel Investors, Inc.	45,405	361

Terreno Realty Corp.	13,784	755

Transcontinental Realty Investors, Inc.*	405	10

Two Harbors Investment Corp.	17,000	87

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Real Estate Investment Trusts – 6.0% continued

UMH Properties, Inc.	8,589	$116

Uniti Group, Inc.	39,298	414

Urstadt Biddle Properties, Inc., Class A	9,130	84

Washington Real Estate Investment Trust	14,982	302

Weingarten Realty Investors	24,257	411

Western Asset Mortgage Capital Corp.	1,107	2

Whitestone REIT	10,902	65

		23,224

Recreational Facilities & Services – 0.2%

AMC Entertainment Holdings, Inc., Class A	14,983	70

Bowl America, Inc., Class A	492	5

Cinemark Holdings, Inc.	20,189	202

Drive Shack, Inc.*	8,763	10

Marcus (The) Corp.	2,392	18

RCI Hospitality Holdings, Inc.	12,441	254

Reading International, Inc., Class A*	4,319	14

Town Sports International Holdings, Inc.(1)*	2,621	—

		573

Renewable Energy – 0.7%

Canadian Solar, Inc.*	10,026	352

EnerSys	10,946	735

FutureFuel Corp.	7,167	81

Green Plains, Inc.*	13,340	206

Pacific Ethanol, Inc.*	10,100	74

Plug Power, Inc.*	25,715	345

Renewable Energy Group, Inc.*	9,969	533

REX American Resources Corp.*	5,230	343

Ultralife Corp.*	846	5

		2,674

Retail - Consumer Staples – 0.8%

Big Lots, Inc.	9,088	405

BJ’s Wholesale Club Holdings, Inc.*	21,780	905

Five Below, Inc.*	292	37

Ingles Markets, Inc., Class A	5,861	223

PriceSmart, Inc.	4,389	292

Rite Aid Corp.*	8,702	83

SpartanNash Co.	7,367	120

Sprouts Farmers Market, Inc.*	25,764	539

Village Super Market, Inc., Class A	1,495	37

Weis Markets, Inc.	4,952	238

		2,879

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Retail - Discretionary – 3.8%

1-800-Flowers.com, Inc., Class A*	8,910	$222

Abercrombie & Fitch Co., Class A	1,861	26

American Eagle Outfitters, Inc.	33,193	492

America’s Car-Mart, Inc.*	2,145	182

Asbury Automotive Group, Inc.*	7,705	751

Aspen Aerogels, Inc.*	4,100	45

Avis Budget Group, Inc.*	12,056	317

Beacon Roofing Supply, Inc.*	14,342	446

Bed Bath & Beyond, Inc.	21,487	322

BlueLinx Holdings, Inc.*	700	15

BMC Stock Holdings, Inc.*	13,662	585

Boot Barn Holdings, Inc.*	4,351	122

Buckle (The), Inc.	6,066	124

Builders FirstSource, Inc.*	23,138	755

Cato (The) Corp., Class A	1,700	13

Chico’s FAS, Inc.	8,100	8

Children’s Place (The), Inc.	1,269	36

Citi Trends, Inc.	3,770	94

Conn’s, Inc.*	2,468	26

Designer Brands, Inc., Class A	7,251	39

Ethan Allen Interiors, Inc.	4,504	61

Express, Inc.*	4,300	3

Foundation Building Materials, Inc.*	6,108	96

Freshpet, Inc.*	7,550	843

Gaia, Inc.*	18,993	187

GameStop Corp., Class A*	10,537	107

Genesco, Inc.*	3,475	75

GMS, Inc.*	8,763	211

Group 1 Automotive, Inc.	3,981	352

Guess?, Inc.	9,451	110

Haverty Furniture Cos., Inc.	4,637	97

Hibbett Sports, Inc.*	2,984	117

La-Z-Boy, Inc.	10,046	318

Liquidity Services, Inc.*	5,320	40

Lithia Motors, Inc., Class A	4,723	1,077

Lumber Liquidators Holdings, Inc.*	8,218	181

Macy’s, Inc.	61,923	353

Monro, Inc.	6,996	284

National Vision Holdings, Inc.*	13,103	501

ODP (The) Corp.	6,775	132

Overstock.com, Inc.*	4,821	350

PetIQ, Inc.*	7,262	239

PetMed Express, Inc.	9,779	309

RH*	3,303	1,264

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Retail - Discretionary – 3.8% continued

RTW Retailwinds, Inc.(1) *	54	$ —

Rush Enterprises, Inc., Class A	10,939	553

Sally Beauty Holdings, Inc.*	25,083	218

Shoe Carnival, Inc.	5,730	192

Signet Jewelers Ltd.	7,154	134

Sleep Number Corp.*	10,345	506

Sonic Automotive, Inc., Class A	10,117	406

Stitch Fix, Inc., Class A*	11,330	307

Vera Bradley, Inc.*	5,750	35

Winmark Corp.	1,331	229

Zumiez, Inc.*	7,313	203

		14,710

Semiconductors – 3.2%

ACM Research, Inc., Class A*	3,767	260

Alpha & Omega Semiconductor Ltd.*	5,605	72

Ambarella, Inc.*	6,260	327

Amkor Technology, Inc.*	21,960	246

Axcelis Technologies, Inc.*	11,708	258

Brooks Automation, Inc.	14,717	681

CEVA, Inc.*	4,919	194

Cirrus Logic, Inc.*	14,778	997

Coherent, Inc.*	4,136	459

Cohu, Inc.	5,101	88

CTS Corp.	6,987	154

Diodes, Inc.*	11,269	636

DSP Group, Inc.*	2,504	33

Entegris, Inc.	2,791	207

FormFactor, Inc.*	14,643	365

II-VI, Inc.*	9,900	401

Impinj, Inc.*	4,254	112

Kulicke & Soffa Industries, Inc.	20,461	458

Lattice Semiconductor Corp.*	31,836	922

MACOM Technology Solutions Holdings, Inc.*	10,286	350

MagnaChip Semiconductor Corp.*	1,800	25

MaxLinear, Inc.*	12,973	301

Nova Measuring Instruments Ltd.*	3,143	164

NVE Corp.	2,041	100

Onto Innovation, Inc.*	13,555	404

Photronics, Inc.*	10,954	109

Power Integrations, Inc.	14,016	776

Rambus, Inc.*	20,527	281

Semtech Corp.*	15,577	825

Silicon Laboratories, Inc.*	8,408	823

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Semiconductors – 3.2% continued

Synaptics, Inc.*	7,364	$592

Ultra Clean Holdings, Inc.*	13,051	280

Veeco Instruments, Inc.*	10,199	119

Vishay Intertechnology, Inc.	22,014	343

		12,362

Software – 6.5%

ACI Worldwide, Inc.*	27,852	728

Actua Corp.(3) *	8,828	—

Agilysys, Inc.*	8,597	208

Altair Engineering, Inc., Class A*	7,600	319

American Software, Inc., Class A	14,207	200

Appfolio, Inc., Class A*	3,560	505

Appian Corp.*	6,269	406

Arco Platform Ltd., Class A*	10,236	418

Avaya Holdings Corp.*	22,773	346

Avid Technology, Inc.*	137	1

Bandwidth, Inc., Class A*	3,303	577

Benefitfocus, Inc.*	5,124	57

Blackbaud, Inc.	9,881	552

Blackline, Inc.*	9,876	885

Bottomline Technologies DE, Inc.*	9,781	412

Box, Inc., Class A*	25,775	448

Brightcove, Inc.*	9,410	96

Calix, Inc.*	6,866	122

Cardlytics, Inc.*	4,925	348

Castlight Health, Inc., Class B*	32,200	36

ChannelAdvisor Corp.*	1,965	28

Cloudera, Inc.*	48,546	529

CommVault Systems, Inc.*	7,713	315

Computer Programs and Systems, Inc.	9,368	259

Cornerstone OnDemand, Inc.*	10,902	396

Daily Journal Corp.*	337	82

Digi International, Inc.*	9,145	143

Digital Turbine, Inc.*	15,000	491

Domo, Inc., Class B*	5,414	208

Donnelley Financial Solutions, Inc.(1) *	1	—

Ebix, Inc.	6,980	144

eGain Corp.*	2,900	41

Envestnet, Inc.*	8,699	671

Evolent Health, Inc., Class A*	20,397	253

Glu Mobile, Inc.*	24,408	187

HubSpot, Inc.*	850	248

Immersion Corp.*	7,975	56

InnerWorkings, Inc.(1) *	73	—

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Software – 6.5% continued

Inovalon Holdings, Inc., Class A*	14,043	$371

J2 Global, Inc.*	11,303	782

LivePerson, Inc.*	13,525	703

MicroStrategy, Inc., Class A*	1,489	224

Mimecast Ltd.*	11,408	535

Model N, Inc.*	7,476	264

MTBC, Inc.*	13,710	122

NextGen Healthcare, Inc.*	11,631	148

Omnicell, Inc.*	10,073	752

OneSpan, Inc.*	12,648	265

Ontrak, Inc.*	6,248	375

Park City Group, Inc.(1) *	33	—

PDF Solutions, Inc.*	15,448	289

Phreesia, Inc.*	2,513	81

Progress Software Corp.	9,007	330

Q2 Holdings, Inc.*	9,724	887

QAD, Inc., Class B	717	24

Qualys, Inc.*	7,867	771

Rapid7, Inc.*	7,976	489

Rosetta Stone, Inc.*	9,241	277

Sailpoint Technologies Holdings, Inc.*	15,028	595

Sapiens International Corp. N.V.	10,236	313

Sciplay Corp., Class A*	23,956	389

SecureWorks Corp., Class A*	5,801	66

Simulations Plus, Inc.	9,438	711

SPS Commerce, Inc.*	9,009	702

SVMK, Inc.*	23,445	518

Synchronoss Technologies, Inc.*	1,500	5

Tabula Rasa HealthCare, Inc.*	4,219	172

Tenable Holdings, Inc.*	12,500	472

Teradata Corp.*	21,696	493

TransAct Technologies, Inc.	376	2

Upland Software, Inc.*	2,646	100

Varonis Systems, Inc.*	5,789	668

Verint Systems, Inc.*	12,751	614

Verra Mobility Corp.*	26,366	255

VirnetX Holding Corp.	398	2

Workiva, Inc.*	6,943	387

Xperi Holding Corp.	11,954	137

Zovio, Inc.(1) *	16	—

		25,005

Specialty Finance – 2.1%

Alliance Data Systems Corp.	9,341	392

Cardtronics PLC, Class A*	7,571	150

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Specialty Finance – 2.1% continued

Cass Information Systems, Inc.	3,132	$126

Curo Group Holdings Corp.	193	1

Encore Capital Group, Inc.*	7,190	277

Enova International, Inc.*	5,154	84

Essent Group Ltd.	20,754	768

Evo Payments, Inc., Class A*	7,943	197

EZCORP, Inc., Class A*	2,900	15

Federal Agricultural Mortgage Corp., Class C	1,345	86

Fidelity National Financial, Inc.	1,734	54

FirstCash, Inc.	10,057	575

GATX Corp.	7,071	451

Green Dot Corp., Class A*	11,809	598

I3 Verticals, Inc., Class A*	4,136	104

Investors Title Co.	1,861	242

LendingClub Corp.*	9,539	45

LendingTree, Inc.*	247	76

MGIC Investment Corp.	62,464	553

Mr Cooper Group, Inc.*	7,927	177

Navient Corp.	35,406	299

Nelnet, Inc., Class A	7,149	431

Ocwen Financial Corp.*	25	1

PennyMac Financial Services, Inc.	6,995	407

PRA Group, Inc.*	10,712	428

Regional Management Corp.*	300	5

Repay Holdings Corp.*	8,883	209

Stewart Information Services Corp.	3,230	141

Walker & Dunlop, Inc.	8,351	443

Willis Lease Finance Corp.*	1,778	33

World Acceptance Corp.*	6,851	723

		8,091

Technology Services – 1.8%

CACI International, Inc., Class A*	423	90

Computer Services, Inc.	4,115	255

comScore, Inc.*	11,803	24

CoreLogic, Inc.	3,572	242

CSG Systems International, Inc.	7,858	322

EVERTEC, Inc.	11,883	412

ExlService Holdings, Inc.*	7,538	497

ICF International, Inc.	5,779	356

Insight Enterprises, Inc.*	11,174	632

ManTech International Corp., Class A	6,150	424

MAXIMUS, Inc.	18,429	1,261

NIC, Inc.	14,693	289

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Technology Services – 1.8% continued

Parsons Corp.*	2,411	$81

Perficient, Inc.*	8,279	354

Perspecta, Inc.	28,757	559

StarTek, Inc.*	835	4

Sykes Enterprises, Inc.*	14,221	487

TTEC Holdings, Inc.	4,350	237

Unisys Corp.*	4,641	50

Virtusa Corp.*	4,589	226

		6,802

Telecom – 0.8%

ATN International, Inc.	2,935	147

Cincinnati Bell, Inc.*	7,638	115

Cogent Communications Holdings, Inc.	8,080	485

Consolidated Communications Holdings, Inc.*	12,277	70

GTT Communications, Inc.*	16,337	84

Iridium Communications, Inc.*	22,227	568

KVH Industries, Inc.*	6,277	56

LICT Corp.*	6	103

Loral Space & Communications, Inc.	664	12

Otelco, Inc., Class A*	3,996	46

Shenandoah Telecommunications Co.	10,009	445

Spok Holdings, Inc.	13,551	129

Switch, Inc., Class A	6,445	101

Telephone and Data Systems, Inc.	19,100	352

Vonage Holdings Corp.*	44,164	452

Zix Corp.*	3,437	20

		3,185

Transportation & Logistics – 1.6%

Air T, Inc.*	765	7

Air Transport Services Group, Inc.*	14,180	355

ArcBest Corp.	5,468	170

Ardmore Shipping Corp.	23,904	85

Atlas Air Worldwide Holdings, Inc.*	4,640	283

Atlas Corp.	45,809	409

Covenant Logistics Group, Inc.*	6,575	115

CryoPort, Inc.*	13,111	621

DHT Holdings, Inc.	36,497	188

Dorian LPG Ltd.*	1,355	11

Forward Air Corp.	7,245	416

Frontline Ltd.	30,092	196

Golar LNG Ltd.*	9,720	59

Heartland Express, Inc.	15,462	288

Hornbeck Offshore Services, Inc.(3) *	10,400	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Transportation & Logistics – 1.6% continued

International Seaways, Inc.	10,375	$152

Marten Transport Ltd.	17,184	280

Matson, Inc.	10,673	428

Navigator Holdings Ltd.*	15,986	134

Navios Maritime Acquisition Corp.	600	2

Nordic American Tankers Ltd.	14,210	50

Overseas Shipholding Group, Inc., Class A*	8,500	18

P.A.M. Transportation Services, Inc.*	1,329	50

Patriot Transportation Holding, Inc.	465	4

Saia, Inc.*	6,576	829

Scorpio Tankers, Inc.	13,037	144

SEACOR Holdings, Inc.*	3,613	105

SFL Corp. Ltd.	21,321	160

Star Bulk Carriers Corp.	14,016	97

Teekay Corp.*	6,900	15

Teekay Tankers Ltd., Class A*	1,000	11

USA Truck, Inc.*	500	5

Werner Enterprises, Inc.	9,760	410

		6,097

Transportation Equipment – 0.4%

Greenbrier (The) Cos., Inc.	5,241	154

Meritor, Inc.*	17,465	366

Navistar International Corp.*	9,072	395

Shyft Group (The), Inc.	6,678	126

Trinity Industries, Inc.	19,479	380

Wabash National Corp.	6,866	82

		1,503

Utilities – 3.4%

ALLETE, Inc.	12,847	665

American States Water Co.	9,611	720

Artesian Resources Corp., Class A	4,427	153

Avista Corp.	14,348	490

Black Hills Corp.	13,276	710

Brookfield Renewable Corp., Class A	7,386	433

California Water Service Group	11,093	482

Chesapeake Utilities Corp.	4,541	383

Clearway Energy, Inc., Class A	1,149	28

Clearway Energy, Inc., Class C	18,028	486

Consolidated Water Co. Ltd.	13,701	143

MGE Energy, Inc.	8,978	563

Middlesex Water Co.	9,213	573

New Jersey Resources Corp.	21,224	573

Northwest Natural Holding Co.	8,139	369

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.8% continued

Utilities – 3.4% continued

NorthWestern Corp.	12,070	$587

ONE Gas, Inc.	12,214	843

Ormat Technologies, Inc.	9,623	569

Otter Tail Corp.	10,911	395

PNM Resources, Inc.	20,020	827

Portland General Electric Co.	21,043	747

RGC Resources, Inc.	936	22

SJW Group	6,691	407

South Jersey Industries, Inc.	20,924	403

Southwest Gas Holdings, Inc.	12,318	777

Spire, Inc.	12,028	640

Unitil Corp.	3,712	143

York Water (The) Co.	3,678	155

		13,286

Waste & Environment Services & Equipment – 0.8%

Advanced Disposal Services, Inc.*	7,759	235

Casella Waste Systems, Inc., Class A*	9,090	508

CECO Environmental Corp.*	206	2

Covanta Holding Corp.	2,623	20

ESCO Technologies, Inc.	6,647	535

Evoqua Water Technologies Corp.*	15,198	322

Heritage-Crystal Clean, Inc.*	508	7

Tetra Tech, Inc.	13,982	1,335

		2,964
Total Common Stocks
(Cost $280,216)		381,726

PREFERRED STOCKS – 0.0%

Manufactured Goods – 0.0%

Steel Partners Holdings L.P., 6.00%	2,675	51
Total Preferred Stocks
(Cost $67)		51

RIGHTS – 0.1%

Biotechnology & Pharmaceuticals – 0.1%

Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	23,500	13

Alder Biopharmaceuticals, Inc. (Contingent Value Rights)*	8,800	8

Dova Pharmaceuticals, Inc. (Contingent Value Rights)*	4,020	2

Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	10,111	—

Sinovac Biotech Ltd.(3) *	1,587	—

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

RIGHTS - 0.1% continued

Biotechnology & Pharmaceuticals – 0.1% continued

Stemline Therapeutics, Inc. (Contingent Value Rights)(2) *	17,190	$6

Tobira Therapeutics, Inc. (Contingent Value Rights)(2) *	16,926	129

		158

Media – 0.0%

Media General, Inc. (Contingent Value Rights) (2)*	11,792	1

Medical Equipment & Devices – 0.0%

American Medical Alert Corp.(3) *	13,109	—

Specialty Finance – 0.0%

NewStar Financial, Inc. (Contingent Value Rights)(3) *	1,580	—
Total Rights
(Cost $147)		159

OTHER – 0.0%

Escrow Adolor Corp.(3) *	1,241	—

Escrow Calamos Asset Management, Inc. (3)*	2,074	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Air T Funding, Exp. 12/31/49, Strike $100.00(1)*	2,121	$ —

Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00(1) *	10	—

Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	5,351,934	$5,352
Total Investment Companies
(Cost $5,352)		5,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS –0.1%

U.S. Treasury Bill, 0.11%, 1/28/21(6) (7)	$437	$437
Total Short-Term Investments
(Cost $437)		437

Total Investments – 100.4%
(Cost $286,219)		387,725

Liabilities less Other Assets – (0.4%)		(1,376)
NET ASSETS – 100.0%		$386,349

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	56	$4,212	Long	12/20	$(20)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	2.5%

Consumer Discretionary	13.5

Consumer Staples	3.9

Energy	2.0

Financials	13.7

Health Care	21.0

Industrials	15.4

Information Technology	14.3

Materials	4.1

Real Estate	6.1

Utilities	3.5
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Aerospace & Defense	$ 3,231		$27	$ —	$ 3,258

Banking	27,901		59	—	27,960

Biotechnology & Pharmaceuticals	40,190		—	5	40,195

Hardware	7,456		2	—	7,458

Health Care Facilities & Services	13,999		6	—	14,005

All Other Industries(1)	288,850		—	—	288,850

Total Common Stocks	381,627		94	5	381,726

Preferred Stocks	51		—	—	51

Rights:

Biotechnology & Pharmaceuticals	—		10	148	158

Media	—		—	1	1

Total Rights	—		10	149	159

Warrants	—	*	—	—	—	*

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$ 5,352	$ —	$ —	$ 5,352

Short-Term Investments	—	437	—	437

Total Investments	$387,030	$541	$154	$387,725

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (20)	$ —	$ —	$ (20)

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4%

Aerospace & Defense – 1.3%

AAR Corp.	392,898	$7,386

Barnes Group, Inc.	135,314	4,836

Kaman Corp.	123,934	4,830

Moog, Inc., Class A	184,527	11,723

		28,775

Apparel & Textile Products – 0.2%

Lakeland Industries, Inc.*	13,489	267

Movado Group, Inc.	115,504	1,148

Oxford Industries, Inc.	28,823	1,164

Rocky Brands, Inc.	12,372	307

Superior Group of Cos., Inc.	25,913	602

		3,488

Asset Management – 0.8%

Blucora, Inc.*	18,714	176

Boston Private Financial Holdings, Inc.	265,149	1,464

Kennedy-Wilson Holdings, Inc.	186,183	2,703

Stifel Financial Corp.	210,775	10,657

Waddell & Reed Financial, Inc., Class A	152,296	2,262

		17,262

Automotive – 1.5%

American Axle & Manufacturing Holdings, Inc.*	521,684	3,010

Cooper Tire & Rubber Co.	401,798	12,737

Cooper-Standard Holdings, Inc.*	41,543	549

Dana, Inc.	461,102	5,681

Methode Electronics, Inc.	62,758	1,788

Miller Industries, Inc.	19,297	590

Modine Manufacturing Co.*	176,135	1,101

Standard Motor Products, Inc.	154,665	6,906

Superior Industries International, Inc.*	2,430	3

Visteon Corp.*	4,303	298

		32,663

Banking – 16.2%

1st Source Corp.	18,308	565

Alerus Financial Corp.	28,943	567

Amalgamated Bank, Class A	53,758	569

Arrow Financial Corp.	15,891	399

Atlantic Union Bankshares Corp.	158,573	3,389

Axos Financial, Inc.*	191,185	4,457

BancFirst Corp.	117,072	4,781

BancorpSouth Bank	681,537	13,208

Bank of NT Butterfield & Son (The) Ltd.	56,470	1,258

BankFinancial Corp.	111,364	804

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Banking – 16.2% continued

Banner Corp.	67,855	$2,189

Berkshire Hills Bancorp, Inc.	109,618	1,108

Bridge Bancorp, Inc.	33,388	582

Brookline Bancorp, Inc.	216,868	1,875

Capitol Federal Financial, Inc.	55,387	513

Cathay General Bancorp	220,071	4,771

Central Pacific Financial Corp.	85,030	1,154

City Holding Co.	124,563	7,176

Civista Bancshares, Inc.	27,138	340

CNB Financial Corp.	69,833	1,038

Columbia Banking System, Inc.	206,080	4,915

Community Bank System, Inc.	184,014	10,021

Community Trust Bancorp, Inc.	160,666	4,540

ConnectOne Bancorp, Inc.	67,115	944

CVB Financial Corp.	469,306	7,805

Dime Community Bancshares, Inc.	424,641	4,803

Eagle Bancorp, Inc.	91,932	2,463

Enterprise Financial Services Corp.	101,836	2,777

ESSA Bancorp, Inc.	18,771	231

Financial Institutions, Inc.	73,117	1,126

First Bancorp	89,816	1,880

First BanCorp (New York Exchange)	913,604	4,769

First Bancshares (The), Inc.	36,207	759

First Busey Corp.	24,591	391

First Business Financial Services, Inc.	33,526	479

First Commonwealth Financial Corp.	315,139	2,439

First Community Bankshares, Inc.	29,950	541

First Financial Bancorp	291,701	3,502

First Financial Corp.	117,905	3,702

First Guaranty Bancshares, Inc.	16,483	200

First Horizon National Corp.	1,033,806	9,749

First Interstate BancSystem, Inc., Class A	52,841	1,683

First Merchants Corp.	266,248	6,166

First Mid Bancshares, Inc.	28,260	705

First Midwest Bancorp, Inc.	466,354	5,027

First of Long Island (The) Corp.	40,348	598

Flushing Financial Corp.	377,752	3,974

Fulton Financial Corp.	764,406	7,132

German American Bancorp, Inc.	64,307	1,745

Glacier Bancorp, Inc.	66,498	2,131

Great Southern Bancorp, Inc.	43,155	1,563

Great Western Bancorp, Inc.	170,995	2,129

Hancock Whitney Corp.	341,094	6,416

Heartland Financial U.S.A., Inc.	136,341	4,090

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Banking – 16.2% continued

Heritage Financial Corp.	81,355	$1,496

Hilltop Holdings, Inc.	152,632	3,141

Home Bancorp, Inc.	15,242	368

Home BancShares, Inc.	448,931	6,806

HomeStreet, Inc.	78,416	2,020

Hope Bancorp, Inc.	685,434	5,199

Horizon Bancorp, Inc.	74,062	747

Independent Bank Corp.	172,563	9,039

Independent Bank Corp. (Berlin Exchange)	37,040	466

Independent Bank Group, Inc.	44,545	1,968

International Bancshares Corp.	160,690	4,188

Investors Bancorp, Inc.	651,088	4,727

Lakeland Bancorp, Inc.	322,957	3,213

Lakeland Financial Corp.	157,402	6,485

Luther Burbank Corp.	89,593	748

Mercantile Bank Corp.	27,419	494

Meridian Bancorp, Inc.	21,661	224

Metropolitan Bank Holding Corp.*	14,035	393

NBT Bancorp, Inc.	250,661	6,723

Northwest Bancshares, Inc.	532,440	4,898

OceanFirst Financial Corp.	238,901	3,271

OFG Bancorp	139,139	1,734

Old National Bancorp	439,533	5,521

Old Second Bancorp, Inc.	50,225	376

Pacific Premier Bancorp, Inc.	155,273	3,127

Park National Corp.	40,017	3,280

Peapack-Gladstone Financial Corp.	38,277	580

Pinnacle Financial Partners, Inc.	53,160	1,892

Preferred Bank	40,083	1,287

Premier Financial Corp.	35,556	554

Provident Financial Services, Inc.	832,980	10,162

QCR Holdings, Inc.	26,690	732

Renasant Corp.	164,446	3,736

Republic Bancorp, Inc., Class A	31,635	891

Riverview Bancorp, Inc.	38,145	158

S&T Bancorp, Inc.	223,419	3,952

Sandy Spring Bancorp, Inc.	111,169	2,566

Sierra Bancorp	134,795	2,263

Simmons First National Corp., Class A	387,514	6,144

SmartFinancial, Inc.	25,747	350

South State Corp.	122,908	5,918

Southern Missouri Bancorp, Inc.	15,445	364

Southside Bancshares, Inc.	86,244	2,107

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Banking – 16.2% continued

Summit Financial Group, Inc.	21,949	$325

Texas Capital Bancshares, Inc.*	158,157	4,923

Tompkins Financial Corp.	44,796	2,545

Towne Bank	200,612	3,290

TriCo Bancshares	144,644	3,542

TriState Capital Holdings, Inc.*	50,491	668

TrustCo Bank Corp. NY	328,305	1,714

Trustmark Corp.	187,358	4,011

UMB Financial Corp.	243,907	11,954

Umpqua Holdings Corp.	449,320	4,772

United Community Banks, Inc.	343,213	5,811

Univest Financial Corp.	76,031	1,093

Valley National Bancorp	1,055,254	7,228

Veritex Holdings, Inc.	87,822	1,496

Washington Federal, Inc.	222,302	4,637

WesBanco, Inc.	235,976	5,040

Westamerica BanCorp	21,776	1,184

WSFS Financial Corp.	207,640	5,600

		356,279

Biotechnology & Pharmaceuticals – 1.5%

Anika Therapeutics, Inc.*	24,143	854

Arena Pharmaceuticals, Inc.*	137,000	10,246

Endo International PLC*	365,269	1,205

Intra-Cellular Therapies, Inc.*	69,816	1,792

Jounce Therapeutics, Inc.*	57,618	470

Lannett Co., Inc.*	68,247	417

Nature’s Sunshine Products, Inc.*	32,948	381

PDL BioPharma, Inc.*	1,396,839	4,400

Phibro Animal Health Corp., Class A	7,848	137

Prestige Consumer Healthcare, Inc.*	159,082	5,794

Taro Pharmaceutical Industries Ltd.*	64,733	3,551

Viking Therapeutics, Inc.*	297,922	1,734

XBiotech, Inc.*	48,819	932

		31,913

Chemicals – 2.6%

American Vanguard Corp.	179,101	2,353

H.B. Fuller Co.	280,164	12,826

Hawkins, Inc.	17,984	829

Haynes International, Inc.	21,174	362

Innospec, Inc.	124,407	7,877

Kraton Corp.*	117,753	2,098

Materion Corp.	73,865	3,843

Minerals Technologies, Inc.	268,099	13,700

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Chemicals – 2.6% continued

PQ Group Holdings, Inc.*	369,574	$3,792

Sensient Technologies Corp.	112,530	6,498

Stepan Co.	31,969	3,485

Univar Solutions, Inc.*	10,965	185

		57,848

Commercial Services – 2.6%

ABM Industries, Inc.	468,952	17,192

Barrett Business Services, Inc.	31,542	1,654

BrightView Holdings, Inc.*	177,535	2,024

CBIZ, Inc.*	217,189	4,967

Ennis, Inc.	326,652	5,697

GP Strategies Corp.*	46,230	445

Kforce, Inc.	72,529	2,333

Korn Ferry	313,992	9,106

Resources Connection, Inc.	54,190	626

TrueBlue, Inc.*	16,461	255

UniFirst Corp.	61,213	11,592

Viad Corp.	43,200	900

		56,791

Construction Materials – 1.5%

Apogee Enterprises, Inc.	44,928	960

Boise Cascade Co.	152,281	6,079

Simpson Manufacturing Co., Inc.	159,610	15,508

Summit Materials, Inc., Class A*	377,745	6,248

UFP Industries, Inc.	88,496	5,001

		33,796

Consumer Products – 2.9%

Alico, Inc.	12,666	362

B&G Foods, Inc.	108,364	3,009

Cal-Maine Foods, Inc.*	101,961	3,912

Central Garden & Pet Co., Class A*	25,788	932

Clearwater Paper Corp.*	27,945	1,060

Darling Ingredients, Inc.*	793,992	28,608

Fresh Del Monte Produce, Inc.	110,197	2,526

Helen of Troy Ltd.*	19,505	3,775

Inter Parfums, Inc.	174,986	6,536

MGP Ingredients, Inc.	6,700	266

Seneca Foods Corp., Class A*	12,722	455

Simply Good Foods (The) Co.*	83,560	1,842

Universal Corp.	236,058	9,886

		63,169

Consumer Services – 1.1%

Aaron’s, Inc.	173,155	9,809

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Consumer Services – 1.1% continued

Adtalem Global Education, Inc.*	308,012	$7,559

American Public Education, Inc.*	26,053	734

Laureate Education, Inc., Class A*	321,676	4,272

Regis Corp.*	177,925	1,093

		23,467

Containers & Packaging – 0.2%

Matthews International Corp., Class A	31,340	701

Myers Industries, Inc.	298,315	3,946

		4,647

Design, Manufacturing & Distribution – 0.7%

Benchmark Electronics, Inc.	477,934	9,630

Plexus Corp.*	21,158	1,495

Sanmina Corp.*	188,205	5,091

		16,216

Distributors - Consumer Staples – 0.4%

Andersons (The), Inc.	354,163	6,789

Core-Mark Holding Co., Inc.	81,477	2,357

		9,146

Distributors - Discretionary – 0.7%

ePlus, Inc.*	14,872	1,088

G-III Apparel Group Ltd.*	19,663	258

KAR Auction Services, Inc.	217,884	3,137

PC Connection, Inc.	250,263	10,276

ScanSource, Inc.*	42,750	848

		15,607

Electrical Equipment – 1.1%

Belden, Inc.	203,989	6,348

Kimball Electronics, Inc.*	42,278	489

LSI Industries, Inc.	44,319	299

NL Industries, Inc.	48,756	207

Powell Industries, Inc.	31,198	753

Preformed Line Products Co.	13,406	653

Watts Water Technologies, Inc., Class A	152,730	15,296

		24,045

Engineering & Construction Services – 1.4%

Aegion Corp.*	238,033	3,363

Arcosa, Inc.	130,266	5,743

Dycom Industries, Inc.*	12,233	646

EMCOR Group, Inc.	99,207	6,717

KBR, Inc.	200,037	4,473

MasTec, Inc.*	126,509	5,339

Primoris Services Corp.	102,299	1,846

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Engineering & Construction Services – 1.4% continued

Sterling Construction Co., Inc.*	47,337	$670

TopBuild Corp.*	14,239	2,431

		31,228

Forest & Paper Products – 0.3%

Neenah, Inc.	44,647	1,673

P.H. Glatfelter Co.	229,697	3,163

Schweitzer-Mauduit International, Inc.	41,068	1,248

		6,084

Gaming, Lodging & Restaurants – 1.1%

Boyd Gaming Corp.	45,075	1,383

Cannae Holdings, Inc.*	133,680	4,981

El Pollo Loco Holdings, Inc.*	59,022	956

Marriott Vacations Worldwide Corp.	125,618	11,408

Monarch Casino & Resort, Inc.*	24,064	1,073

Wingstop, Inc.	24,652	3,369

		23,170

Hardware – 1.0%

ADTRAN, Inc.	185,668	1,904

Arlo Technologies, Inc.*	344,573	1,812

Comtech Telecommunications Corp.	41,268	578

Knowles Corp.*	434,774	6,478

NETGEAR, Inc.*	174,001	5,363

NetScout Systems, Inc.*	133,793	2,921

PCTEL, Inc.*	40,999	232

Plantronics, Inc.	40,048	474

TTM Technologies, Inc.*	219,498	2,505

Vishay Precision Group, Inc.*	21,224	537

		22,804

Health Care Facilities & Services – 1.8%

Magellan Health, Inc.*	212,271	16,086

MedCath Corp.(1) *	106,845	—

National HealthCare Corp.	71,641	4,464

OPKO Health, Inc.*	1,232,291	4,547

Owens & Minor, Inc.	106,346	2,670

Patterson Cos., Inc.	258,820	6,239

Triple-S Management Corp., Class B*	367,135	6,561

		40,567

Home & Office Products – 3.6%

ACCO Brands Corp.	675,780	3,920

Beazer Homes U.S.A., Inc.*	202,441	2,672

Caesarstone Ltd.	92,608	908

Hooker Furniture Corp.	138,788	3,585

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Home & Office Products – 3.6% continued

Interface, Inc.	23,773	$145

KB Home	375,673	14,422

M/I Homes, Inc.*	47,618	2,193

MDC Holdings, Inc.	171,828	8,093

Meritage Homes Corp.*	201,339	22,226

Steelcase, Inc., Class A	250,572	2,533

Taylor Morrison Home Corp.*	333,317	8,196

TRI Pointe Group, Inc.*	620,847	11,262

		80,155

Industrial Services – 1.2%

Applied Industrial Technologies, Inc.	32,101	1,769

CAI International, Inc.	17,506	482

DXP Enterprises, Inc.*	105,692	1,705

Herc Holdings, Inc.*	49,256	1,951

Textainer Group Holdings Ltd.*	54,870	777

Triton International Ltd.	266,561	10,841

WESCO International, Inc.*	177,327	7,806

		25,331

Insurance – 4.9%

American Equity Investment Life Holding Co.	494,016	10,863

AMERISAFE, Inc.	112,267	6,440

Argo Group International Holdings Ltd.	88,737	3,055

CNO Financial Group, Inc.	710,791	11,401

Donegal Group, Inc., Class A	39,683	558

Employers Holdings, Inc.	327,899	9,919

Enstar Group Ltd.*	36,564	5,905

FBL Financial Group, Inc., Class A	26,447	1,275

GWG Holdings, Inc.*	7,314	63

Hanover Insurance Group (The), Inc.	17,026	1,586

Horace Mann Educators Corp.	386,010	12,893

Kemper Corp.	97,097	6,489

National General Holdings Corp.	325,149	10,974

NMI Holdings, Inc., Class A*	25,994	463

ProAssurance Corp.	110,445	1,727

Radian Group, Inc.	1,089,188	15,913

Selective Insurance Group, Inc.	102,886	5,298

United Fire Group, Inc.	147,958	3,007

Universal Insurance Holdings, Inc.	13,967	193

		108,022

Iron & Steel – 1.4%

Allegheny Technologies, Inc.*	684,731	5,971

Arch Resources, Inc.	82,222	3,493

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Iron & Steel – 1.4% continued

Carpenter Technology Corp.	214,921	$3,903

Cleveland-Cliffs, Inc.	136,888	879

Commercial Metals Co.	481,774	9,626

Ryerson Holding Corp.*	64,494	369

Schnitzer Steel Industries, Inc., Class A	81,919	1,575

Warrior Met Coal, Inc.	316,321	5,403

		31,219

Leisure Products – 0.7%

Acushnet Holdings Corp.	107,072	3,599

Callaway Golf Co.	522,363	9,998

Vista Outdoor, Inc.*	97,843	1,974

		15,571

Machinery – 1.4%

Alamo Group, Inc.	30,927	3,341

Altra Industrial Motion Corp.	65,592	2,425

Astec Industries, Inc.	38,148	2,069

CIRCOR International, Inc.*	600	16

Columbus McKinnon Corp.	74,137	2,454

Hollysys Automation Technologies Ltd.	102,429	1,132

Hyster-Yale Materials Handling, Inc.	39,881	1,482

Kadant, Inc.	37,495	4,110

Kennametal, Inc.	83,884	2,428

Manitowoc (The) Co., Inc.*	34,509	290

MTS Systems Corp.	6,263	120

Regal Beloit Corp.	102,094	9,584

Rexnord Corp.	41,657	1,243

SPX FLOW, Inc.*	17,023	729

		31,423

Manufactured Goods – 1.0%

AZZ, Inc.	54,649	1,865

Chart Industries, Inc.*	172,404	12,115

EnPro Industries, Inc.	8,651	488

Gibraltar Industries, Inc.*	12,720	828

L.B. Foster Co., Class A*	28,823	387

Standex International Corp.	91,299	5,405

Timken (The) Co.	31,202	1,692

		22,780

Media – 1.6%

DHI Group, Inc.*	89,840	203

Entercom Communications Corp., Class A	319,722	515

EW Scripps (The) Co., Class A	734,971	8,408

Gannett Co., Inc.	23,733	31

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Media – 1.6% continued

Gray Television, Inc.*	156,223	$2,151

Hemisphere Media Group, Inc.*	84,035	730

Meredith Corp.	214,395	2,813

Saga Communications, Inc., Class A	8,533	170

Scholastic Corp.	139,342	2,925

Sinclair Broadcast Group, Inc., Class A	124,381	2,392

TEGNA, Inc.	1,137,444	13,365

Tribune Publishing Co.	61,687	719

		34,422

Medical Equipment & Devices – 1.2%

AngioDynamics, Inc.*	325,859	3,930

Avanos Medical, Inc.*	308,668	10,254

FONAR Corp.*	10,908	228

Harvard Bioscience, Inc.*	64,939	195

Integer Holdings Corp.*	24,144	1,425

Invacare Corp.	56,977	428

Myriad Genetics, Inc.*	436,574	5,693

Natus Medical, Inc.*	79,825	1,367

Orthofix Medical, Inc.*	52,442	1,633

Varex Imaging Corp.*	64,924	826

		25,979

Metals & Mining – 0.7%

Arconic Corp.*	257,394	4,903

Encore Wire Corp.	91,225	4,235

Gold Resource Corp.	118,484	404

Kaiser Aluminum Corp.	111,212	5,960

		15,502

Oil, Gas & Coal – 2.4%

Abraxas Petroleum Corp.*	183,307	27

Archrock, Inc.	257,032	1,383

Bonanza Creek Energy, Inc.*	178,300	3,352

Clean Energy Fuels Corp.*	339,967	843

CNX Resources Corp.*	405,350	3,826

Comstock Resources, Inc.*	392,220	1,718

CVR Energy, Inc.	34,786	431

Delek U.S. Holdings, Inc.	463,709	5,161

Diamond Offshore Drilling, Inc.*	377,157	83

Dril-Quip, Inc.*	198,924	4,925

Earthstone Energy, Inc., Class A*	50,511	131

Exterran Corp.*	142,204	592

Matador Resources Co.*	118,726	981

Matrix Service Co.*	246,978	2,062

Montage Resources Corp.*	60,599	266

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Oil, Gas & Coal – 2.4% continued

National Energy Services Reunited Corp.*	148,042	$945

Natural Gas Services Group, Inc.*	181,589	1,534

Newpark Resources, Inc.*	902,480	948

Oil States International, Inc.*	53,092	145

Ovintiv, Inc.	439,618	3,587

Par Pacific Holdings, Inc.*	55,970	379

Parsley Energy, Inc., Class A	97,280	911

PBF Energy, Inc., Class A	44,339	252

PDC Energy, Inc.*	419,231	5,196

Peabody Energy Corp.	245,326	564

Penn Virginia Corp.*	153,888	1,516

ProPetro Holding Corp.*	408,972	1,660

Ramaco Resources, Inc.*	72,271	253

RPC, Inc.*	672,500	1,775

SM Energy Co.	44,721	71

Southwestern Energy Co.*	787,530	1,851

Thermon Group Holdings, Inc.*	180,023	2,022

World Fuel Services Corp.	179,164	3,796

		53,186

Passenger Transportation – 0.4%

Hawaiian Holdings, Inc.	301,125	3,881

Mesa Air Group, Inc.*	35,195	104

SkyWest, Inc.	123,841	3,698

Spirit Airlines, Inc.*	97,156	1,564

		9,247

Real Estate – 0.4%

McGrath RentCorp	101,880	6,071

RE/MAX Holdings, Inc., Class A	30,179	988

St. Joe (The) Co.*	112,619	2,323

		9,382

Real Estate Investment Trusts – 11.7%

Acadia Realty Trust	317,692	3,336

Agree Realty Corp.	177,845	11,318

American Assets Trust, Inc.	196,525	4,734

Apple Hospitality REIT, Inc.	469,967	4,516

Blackstone Mortgage Trust, Inc., Class A	309,158	6,792

Brandywine Realty Trust	360,005	3,722

Capstead Mortgage Corp.	847,585	4,763

CareTrust REIT, Inc.	231,500	4,120

Chatham Lodging Trust	209,659	1,598

City Office REIT, Inc.	78,400	590

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Real Estate Investment Trusts – 11.7% continued

CoreCivic, Inc.	100,000	$800

CorEnergy Infrastructure Trust, Inc.	41,427	242

Corporate Office Properties Trust	103,192	2,448

Cousins Properties, Inc.	274,699	7,854

DiamondRock Hospitality Co.	428,139	2,171

Easterly Government Properties, Inc.	125,477	2,812

Essential Properties Realty Trust, Inc.	148,783	2,726

Exantas Capital Corp.	520,780	1,088

Farmland Partners, Inc.	50,533	337

Franklin Street Properties Corp.	382,777	1,401

Getty Realty Corp.	97,800	2,544

Global Net Lease, Inc.	151,363	2,407

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	189,316	8,002

Healthcare Realty Trust, Inc.	220,482	6,641

Hersha Hospitality Trust	49,956	277

Independence Realty Trust, Inc.	182,539	2,116

Industrial Logistics Properties Trust	121,414	2,655

Investors Real Estate Trust	19,670	1,282

Kite Realty Group Trust	80,751	935

Ladder Capital Corp.	566,091	4,031

Lexington Realty Trust	659,131	6,888

LTC Properties, Inc.	119,300	4,159

Mack-Cali Realty Corp.	435,112	5,491

MFA Financial, Inc.	837,952	2,246

Monmouth Real Estate Investment Corp.	78,327	1,085

National Health Investors, Inc.	168,415	10,150

New York Mortgage Trust, Inc.	347,943	887

Office Properties Income Trust	62,820	1,302

One Liberty Properties, Inc.	156,994	2,568

Orchid Island Capital, Inc.	857,544	4,296

Park Hotels & Resorts, Inc.	437,538	4,371

Physicians Realty Trust	661,333	11,845

Piedmont Office Realty Trust, Inc., Class A	504,321	6,844

PotlatchDeltic Corp.	268,586	11,307

Ready Capital Corp.	433,695	4,857

Retail Opportunity Investments Corp.	45,039	469

Retail Properties of America, Inc., Class A	87,934	511

Rexford Industrial Realty, Inc.	32,483	1,486

RLJ Lodging Trust	917,230	7,943

RPT Realty	793,883	4,319

Sabra Health Care REIT, Inc.	667,666	9,204

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Real Estate Investment Trusts – 11.7% continued

Service Properties Trust	65,844	$523

Spirit Realty Capital, Inc.	202,911	6,848

STAG Industrial, Inc.	538,716	16,425

Summit Hotel Properties, Inc.	313,547	1,624

Sunstone Hotel Investors, Inc.	1,162,039	9,227

Terreno Realty Corp.	166,875	9,138

Washington Prime Group, Inc.	566,819	367

Washington Real Estate Investment Trust	332,797	6,699

Weingarten Realty Investors	216,884	3,678

Xenia Hotels & Resorts, Inc.	440,939	3,871

		258,886

Recreational Facilities & Services – 0.1%

Marcus (The) Corp.	319,528	2,470

RCI Hospitality Holdings, Inc.	15,440	315

		2,785

Renewable Energy – 1.1%

Canadian Solar, Inc.*	100,458	3,526

EnerSys	130,367	8,750

Green Plains, Inc.*	219,795	3,402

Renewable Energy Group, Inc.*	148,298	7,922

REX American Resources Corp.*	16,148	1,060

		24,660

Retail - Consumer Staples – 0.6%

Big Lots, Inc.	66,015	2,944

Ingles Markets, Inc., Class A	59,075	2,247

PriceSmart, Inc.	22,366	1,486

SpartanNash Co.	79,907	1,307

Village Super Market, Inc., Class A	38,861	957

Weis Markets, Inc.	72,524	3,481

		12,422

Retail - Discretionary – 7.2%

Abercrombie & Fitch Co., Class A	27,249	380

American Eagle Outfitters, Inc.	466,136	6,903

AutoNation, Inc.*	187,734	9,937

Beacon Roofing Supply, Inc.*	68,836	2,139

BMC Stock Holdings, Inc.*	283,971	12,162

Boot Barn Holdings, Inc.*	80,448	2,264

Buckle (The), Inc.	83,287	1,698

Builders FirstSource, Inc.*	117,929	3,847

Caleres, Inc.	113,149	1,082

Chico’s FAS, Inc.	51,202	50

Children’s Place (The), Inc.	26,576	753

Citi Trends, Inc.	43,770	1,093

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Retail - Discretionary – 7.2% continued

Conn’s, Inc.*	64,764	$685

Designer Brands, Inc., Class A	400,939	2,177

Dick’s Sporting Goods, Inc.	33,130	1,918

Dillard’s, Inc., Class A	9,805	358

Ethan Allen Interiors, Inc.	195,817	2,651

Foot Locker, Inc.	229,668	7,586

Foundation Building Materials, Inc.*	72,736	1,143

Genesco, Inc.*	150,252	3,236

GMS, Inc.*	71,350	1,719

Group 1 Automotive, Inc.	257,783	22,785

Haverty Furniture Cos., Inc.	189,720	3,973

Lands’ End, Inc.*	54,790	714

La-Z-Boy, Inc.	292,242	9,244

Lithia Motors, Inc., Class A	22,797	5,196

ODP (The) Corp.	206,304	4,013

Penske Automotive Group, Inc.	170,183	8,111

Rush Enterprises, Inc., Class A	284,544	14,381

Shoe Carnival, Inc.	248,618	8,349

Sonic Automotive, Inc., Class A	413,065	16,589

Zumiez, Inc.*	43,662	1,215

		158,351

Semiconductors – 2.5%

Amkor Technology, Inc.*	1,142,865	12,800

AXT, Inc.*	69,112	423

Cohu, Inc.	113,743	1,954

CTS Corp.	385,248	8,487

Diodes, Inc.*	174,449	9,848

Onto Innovation, Inc.*	9,519	283

Photronics, Inc.*	477,590	4,757

Rambus, Inc.*	355,299	4,864

Synaptics, Inc.*	68,319	5,494

Vishay Intertechnology, Inc.	412,066	6,416

		55,326

Software – 0.7%

Allscripts Healthcare Solutions, Inc.*	449,496	3,659

Avaya Holdings Corp.*	322,864	4,908

Computer Programs and Systems, Inc.	24,290	671

Digi International, Inc.*	149,882	2,343

Donnelley Financial Solutions, Inc.*	58,036	775

Ebix, Inc.	108,659	2,238

NextGen Healthcare, Inc.*	110,713	1,410

		16,004

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Specialty Finance – 2.3%

Encore Capital Group, Inc.*	152,754	$5,895

Enova International, Inc.*	126,917	2,080

Essent Group Ltd.	39,303	1,455

GATX Corp.	208,917	13,318

General Finance Corp.*	51,819	328

Marlin Business Services Corp.	35,711	252

Mr Cooper Group, Inc.*	155,614	3,473

Navient Corp.	327,120	2,764

Nelnet, Inc., Class A	93,090	5,609

Ocwen Financial Corp.*	8,248	174

PennyMac Financial Services, Inc.	134,061	7,792

Regional Management Corp.*	18,915	315

Stewart Information Services Corp.	40,112	1,754

Walker & Dunlop, Inc.	64,478	3,417

World Acceptance Corp.*	24,397	2,575

		51,201

Technology Services – 1.8%

ICF International, Inc.	74,701	4,596

Insight Enterprises, Inc.*	268,884	15,214

ManTech International Corp., Class A	52,968	3,648

Perficient, Inc.*	186,749	7,982

Sykes Enterprises, Inc.*	214,122	7,325

		38,765

Telecom – 0.8%

Alaska Communications Systems Group, Inc.	90,625	181

ATN International, Inc.	31,119	1,560

Consolidated Communications Holdings, Inc.*	121,949	694

EchoStar Corp., Class A*	19,313	481

Iridium Communications, Inc.*	272,699	6,976

Telephone and Data Systems, Inc.	257,836	4,754

United States Cellular Corp.*	109,472	3,233

		17,879

Transportation & Logistics – 2.8%

ArcBest Corp.	154,737	4,806

Ardmore Shipping Corp.	241,373	859

Costamare, Inc.	119,932	728

DHT Holdings, Inc.	807,668	4,168

Diamond S Shipping, Inc.*	68,442	470

Echo Global Logistics, Inc.*	111,935	2,885

Frontline Ltd.	754,341	4,903

GasLog Ltd.	32,337	88

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.4% continued

Transportation & Logistics – 2.8% continued

International Seaways, Inc.	48,804	$713

Matson, Inc.	60,691	2,433

Nordic American Tankers Ltd.	249,115	869

Overseas Shipholding Group, Inc., Class A*	145,477	311

Pangaea Logistics Solutions Ltd.	45,061	117

Saia, Inc.*	108,317	13,663

Schneider National, Inc., Class B	291,452	7,208

SEACOR Holdings, Inc.*	80,911	2,353

SFL Corp. Ltd.	1,241,541	9,299

Teekay Corp.*	41,912	94

Teekay Tankers Ltd., Class A*	49,117	532

Werner Enterprises, Inc.	100,930	4,238

		60,737

Transportation Equipment – 0.0%

Wabash National Corp.	23,096	276

Utilities – 5.0%

ALLETE, Inc.	124,940	6,464

Avista Corp.	112,874	3,851

Black Hills Corp.	162,491	8,692

Consolidated Water Co. Ltd.	25,575	266

National Fuel Gas Co.	180,436	7,324

New Jersey Resources Corp.	236,700	6,396

NorthWestern Corp.	315,479	15,345

ONE Gas, Inc.	12,504	863

Ormat Technologies, Inc.	20,308	1,200

Otter Tail Corp.	204,958	7,413

PICO Holdings, Inc.*	19,313	173

PNM Resources, Inc.	438,809	18,136

Portland General Electric Co.	85,876	3,049

SJW Group	8,849	538

Southwest Gas Holdings, Inc.	303,457	19,148

Spire, Inc.	169,447	9,015

Unitil Corp.	45,700	1,766

		109,639

Waste & Environment Services & Equipment – 0.0%

CECO Environmental Corp.*	95,281	695
Total Common Stocks
(Cost $2,171,105)		2,168,810

OTHER – 0.0%

Escrow Calamos Asset Management, Inc.(1) *	8,063	—

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0% continued

Escrow DLB Oil & Gas(1) *	2,100	$—

Escrow Spirit MTA REIT(2) *	17,083	13
Total Other
(Cost $13)		13

INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	37,213,042	37,213
Total Investment Companies
(Cost $37,213)		37,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.11%, 1/28/21(5) (6)	$6,014	$6,012
Total Short-Term Investments
(Cost $6,012)		6,012

Total Investments – 100.4%
(Cost $2,214,343)		2,212,048

Liabilities less Other Assets – (0.4%)		(7,942)
NET ASSETS – 100.0%		$2,204,106

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.

(2)	Level 3 asset.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(4)	7-day current yield as of September 30, 2020 is disclosed.

(5)	Discount rate at the time of purchase.

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
E-Mini Russell 2000 Index	461	$34,676	Long	12/20	$18

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	2.5%

Consumer Discretionary	13.8

Consumer Staples	3.5

Energy	4.2

Financials	25.8

Health Care	4.8

Industrials	16.6

Information Technology	7.8

Materials	5.5

Real Estate	10.5

Utilities	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$2,168,810	$ —	$—	$2,168,810

Other	—	—	13	13

Investment Companies	37,213	—	—	37,213

Short-Term Investments	—	6,012	—	6,012

Total Investments	$2,206,023	$6,012	$13	$2,212,048

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS

Assets Futures Contracts	$18	$ —	$ —	$18

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.8%

Aerospace & Defense – 1.1%

Lockheed Martin Corp.	5,522	$2,117

Apparel & Textile Products – 1.8%

Hanesbrands, Inc.	69,965	1,102

NIKE, Inc., Class B	9,793	1,229

PVH Corp.	10,399	620

VF Corp.	6,034	424

		3,375

Asset Management – 1.6%

Ameriprise Financial, Inc.	7,090	1,093

Charles Schwab (The) Corp.	21,628	783

T. Rowe Price Group, Inc.	7,868	1,009

		2,885

Automotive – 0.3%

Aptiv PLC	6,102	559

Banking – 3.0%

Bank of America Corp.	49,116	1,183

Citigroup, Inc.	33,692	1,453

First Republic Bank	1,728	189

JPMorgan Chase & Co.	21,058	2,027

SVB Financial Group*	583	140

Zions Bancorp N.A.	21,524	629

		5,621

Biotechnology & Pharmaceuticals – 7.4%

AbbVie, Inc.	13,325	1,167

Amgen, Inc.	11,649	2,961

Biogen, Inc.*	2,188	621

Bristol-Myers Squibb Co.	6,327	381

Eli Lilly and Co.	9,868	1,461

Gilead Sciences, Inc.	19,299	1,219

Johnson & Johnson	12,012	1,788

Merck & Co., Inc.	38,640	3,205

Pfizer, Inc.	10,780	396

Vertex Pharmaceuticals, Inc.*	2,126	579

		13,778

Chemicals – 1.1%

3M Co.	1,201	192

Axalta Coating Systems Ltd.*	22,738	504

Ecolab, Inc.	4,559	911

PPG Industries, Inc.	4,248	519

		2,126

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.8% continued

Commercial Services – 0.6%

ManpowerGroup, Inc.	10,963	$804

Robert Half International, Inc.	6,422	340

		1,144

Consumer Products – 4.9%

Clorox (The) Co.	4,091	860

Coca-Cola (The) Co.	10,204	504

Colgate-Palmolive Co.	19,704	1,520

General Mills, Inc.	21,503	1,326

Kellogg Co.	10,437	674

Kimberly-Clark Corp.	6,513	962

Molson Coors Beverage Co., Class B	6,739	226

Procter & Gamble (The) Co.	21,600	3,002

		9,074

Distributors - Consumer Staples – 0.4%

Bunge Ltd.	17,049	779

Distributors - Discretionary – 0.4%

Pool Corp.	2,192	733

Electrical Equipment – 3.4%

Acuity Brands, Inc.	6,653	681

General Electric Co.	45,170	281

Honeywell International, Inc.	9,607	1,581

Johnson Controls International PLC	27,847	1,138

Lennox International, Inc.	476	130

Rockwell Automation, Inc.	5,219	1,152

Trane Technologies PLC	10,839	1,314

		6,277

Engineering & Construction Services – 0.7%

AECOM *	18,470	773

Quanta Services, Inc.	10,220	540

		1,313

Gaming, Lodging & Restaurants – 1.0%

Domino’s Pizza, Inc.	1,097	467

Dunkin’ Brands Group, Inc.	6,997	573

Marriott International, Inc., Class A	4,610	427

MGM Resorts International	20,387	443

		1,910

Hardware – 9.4%

Apple, Inc.	122,127	14,144

Cisco Systems, Inc.	24,838	978

HP, Inc.	38,801	737

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.8% continued

Hardware – 9.4% continued

Motorola Solutions, Inc.	3,765	$590

Zebra Technologies Corp., Class A*	4,065	1,026

		17,475

Health Care Facilities & Services – 3.6%

AmerisourceBergen Corp.	3,905	378

Cardinal Health, Inc.	19,613	921

Cigna Corp.	4,027	682

HCA Healthcare, Inc.	5,229	652

Henry Schein, Inc.*	16,288	957

Humana, Inc.	3,023	1,251

Molina Healthcare, Inc.*	2,746	503

Teladoc Health, Inc.*	1,889	414

UnitedHealth Group, Inc.	3,161	986

		6,744

Home & Office Products – 0.3%

Newell Brands, Inc.	19,942	342

Tempur Sealy International, Inc.*	2,117	189

		531

Industrial Services – 0.6%

W.W. Grainger, Inc.	3,364	1,200

Institutional Financial Services – 1.1%

Bank of New York Mellon (The) Corp.	9,985	343

Goldman Sachs Group (The), Inc.	5,168	1,039

Morgan Stanley	4,024	194

State Street Corp.	6,838	406

		1,982

Insurance – 1.3%

Allstate (The) Corp.	8,348	786

Aon PLC, Class A	3,600	743

Loews Corp.	4,329	150

Marsh & McLennan Cos., Inc.	1,610	185

Travelers (The) Cos., Inc.	5,152	557

		2,421

Machinery – 2.1%

AGCO Corp.	2,745	204

Caterpillar, Inc.	12,653	1,887

Illinois Tool Works, Inc.	5,865	1,133

Oshkosh Corp.	8,169	601

		3,825

Media – 7.9%

Alphabet, Inc., Class A*	3,692	5,411

Alphabet, Inc., Class C*	2,169	3,188

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.8% continued

Media – 7.9% continued

Booking Holdings, Inc.*	393	$672

Comcast Corp., Class A	5,518	255

Facebook, Inc., Class A*	10,454	2,738

Lions Gate Entertainment Corp., Class A*	47,767	453

Lions Gate Entertainment Corp., Class B*	39,869	348

New York Times (The) Co., Class A	24,961	1,068

Sirius XM Holdings, Inc.	69,668	373

Walt Disney (The) Co.	2,420	300

		14,806

Medical Equipment & Devices – 4.0%

Abbott Laboratories	1,872	204

Agilent Technologies, Inc.	13,243	1,337

Hologic, Inc.*	11,968	796

IDEXX Laboratories, Inc.*	2,425	953

Medtronic PLC	5,088	529

Mettler-Toledo International, Inc.*	1,295	1,251

Quidel Corp.*	996	218

ResMed, Inc.	2,958	507

Thermo Fisher Scientific, Inc.	1,724	761

Waters Corp.*	4,877	954

		7,510

Metals & Mining – 0.2%

Newmont Corp.	4,802	305

Oil, Gas & Coal – 1.0%

Baker Hughes Co.	45,325	602

ConocoPhillips	14,822	487

Schlumberger N.V.	35,256	548

Valero Energy Corp.	6,962	302

		1,939

Real Estate – 0.1%

Jones Lang LaSalle, Inc.	1,362	130

Real Estate Investment Trusts – 3.1%

American Tower Corp.	10,152	2,454

AvalonBay Communities, Inc.	3,370	503

Boston Properties, Inc.	2,228	179

Corporate Office Properties Trust	15,369	365

Kilroy Realty Corp.	8,012	416

Park Hotels & Resorts, Inc.	31,539	315

Prologis, Inc.	11,711	1,179

Welltower, Inc.	8,189	451

		5,862

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.8% continued

Recreational Facilities & Services – 0.1%

Six Flags Entertainment Corp.	9,101	$185

Retail - Consumer Staples – 0.3%

Kroger (The) Co.	14,379	488

Retail - Discretionary – 9.2%

Amazon.com, Inc.*	2,244	7,066

Best Buy Co., Inc.	11,790	1,312

eBay, Inc.	16,572	863

Etsy, Inc.*	1,454	177

Foot Locker, Inc.	4,345	144

Gap (The), Inc.	21,183	361

Home Depot (The), Inc.	14,664	4,072

Lowe’s Cos., Inc.	13,493	2,238

Tractor Supply Co.	824	118

Williams-Sonoma, Inc.	9,307	842

		17,193

Semiconductors – 4.4%

Advanced Micro Devices, Inc.*	5,645	463

Applied Materials, Inc.	17,601	1,046

Intel Corp.	13,858	718

Lam Research Corp.	881	292

NVIDIA Corp.	4,793	2,594

Texas Instruments, Inc.	21,508	3,071

		8,184

Software – 10.6%

Activision Blizzard, Inc.	4,362	353

Adobe, Inc.*	2,878	1,412

Autodesk, Inc.*	2,624	606

Cadence Design Systems, Inc.*	8,549	912

Cerner Corp.	8,426	609

Citrix Systems, Inc.	2,914	401

Electronic Arts, Inc.*	4,877	636

Intuit, Inc.	5,455	1,780

Manhattan Associates, Inc.*	3,560	340

Microsoft Corp.	50,936	10,713

Oracle Corp.	9,231	551

Teradata Corp.*	17,726	402

Veeva Systems, Inc., Class A*	1,098	309

VMware, Inc., Class A*	5,060	727

		19,751

Specialty Finance – 5.5%

Ally Financial, Inc.	31,593	792

American Express Co.	14,814	1,485

Jack Henry & Associates, Inc.	1,135	184

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.8% continued

Specialty Finance – 5.5% continued

Mastercard, Inc., Class A	15,015	$5,078

PayPal Holdings, Inc.*	3,672	723

Square, Inc., Class A*	2,158	351

Visa, Inc., Class A	6,259	1,252

Western Union (The) Co.	18,364	394

		10,259

Technology Services – 3.4%

Accenture PLC, Class A	9,514	2,150

Broadridge Financial Solutions, Inc.	3,182	420

Cognizant Technology Solutions Corp., Class A	935	65

FactSet Research Systems, Inc.	3,381	1,132

International Business Machines Corp.	12,775	1,554

Moody’s Corp.	1,741	505

S&P Global, Inc.	1,147	414

		6,240

Telecom – 0.7%

AT&T, Inc.	15,982	455

Verizon Communications, Inc.	14,839	883

		1,338

Transportation & Logistics – 0.8%

CSX Corp.	4,491	349

Expeditors International of Washington, Inc.	12,947	1,172

		1,521

Transportation Equipment – 0.8%

Allison Transmission Holdings, Inc.	2,575	90

Cummins, Inc.	6,231	1,316

		1,406

Utilities – 1.6%

AES (The) Corp.	10,398	188

Consolidated Edison, Inc.	9,332	726

Exelon Corp.	35,493	1,269

NextEra Energy, Inc.	3,152	875

		3,058
Total Common Stocks
(Cost $159,622)		186,044

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	70,090	$70
Total Investment Companies
(Cost $70)		70

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS – 0.1%

U.S. Treasury Bills, 0.11%, 1/28/21(3)	$250	$250
Total Short-Term Investments
(Cost $250)		250

Total Investments – 99.9%
(Cost $159,942)		186,364

Other Assets less Liabilities – 0.1%		138
NET ASSETS – 100.0%		$186,502

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	8.9%

Consumer Discretionary	13.5

Consumer Staples	5.6

Energy	1.0

Financials	9.3

Health Care	15.6

Industrials	10.2

Information Technology	29.9

Materials	1.2

Real Estate	3.2

Utilities	1.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$186,044	$ —	$ —	$186,044

Investment Companies	70	—	—	70

Short-Term Investments	—	250	—	250

Total Investments	$186,114	$250	$ —	$186,364

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Value, Small Cap Core, Small Cap Value and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Except for the Small Cap Core and U.S. Quality ESG Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. Effective July 31, 2020, the Small Cap Core and U.S. Quality ESG Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares, which replaced the Shares class for each Fund. At September 30, 2020, the Income Equity, International Equity, Large Cap Core, Large Cap Value and Small Cap Value Funds had Shares outstanding; and the Small Cap Core and U.S. Quality ESG Funds had Class K shares and Class I shares outstanding.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2020, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Income Equity	Long	Liquidity

International Equity	Long and Short	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Value	Long	Liquidity

U.S. Quality ESG	Long	Liquidity

At September 30, 2020, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Income Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $135,000, $415,000, $150,000, $437,000 and $6,012,000, respectively. At September 30, 2020, the aggregate fair value of foreign currencies to cover margin requirements for open positions for the International Equity Fund was approximately $168,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses)

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2020.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Fund is authorized to waive the redemption fee for certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the International Equity Fund were less than $1,000 for the six months ended September 30, 2020 and the fiscal year ended March 31, 2020. These amounts are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Income Equity	Monthly

International Equity	Annually

Large Cap Core	Quarterly

Large Cap Value	Annually

Small Cap Core	Annually

Small Cap Value	Annually

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

DECLARATION AND PAYMENT FREQUENCY

U.S. Quality ESG	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

International Equity	$ 182	$(182)

Small Cap Core	267	(267)

Small Cap Value	(1,701)	1,701

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period from November 1, 2019 through March 31, 2020, the following Funds incurred net capital losses and/or late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Income Equity	$626

Large Cap Core	1,125

Small Cap Value	36,806

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2020, the Large Cap Value Fund utilized approximately $1,239,000 in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

International Equity	$ 14,978	$ 19,149

Large Cap Value	–	2,361

Small Cap Core	2,190	–

U.S. Quality ESG	702	–

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Income Equity	$65	$–	$13,275

International Equity	5,764	–	(34,504)

Large Cap Core	94	–	17,907

Large Cap Value	710	–	(14,922)

Small Cap Core	3,469	–	37,476

Small Cap Value	6,576	–	(150,585)

U.S. Quality ESG	10	–	(9,400)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Income Equity	$ 3,527	$ 12,000

International Equity	6,938	–

Large Cap Core	4,473	5,400

Large Cap Value	1,500	–

Small Cap Core	3,428	25,869

Small Cap Value	38,800	170,000

U.S. Quality ESG	1,598	425

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Income Equity	$ 4,786	$ 21,474

International Equity	5,000	–

Large Cap Core	4,363	2,200

Large Cap Value	1,300	–

Small Cap Core	2,724	2,175

Small Cap Value	21,227	270,107

U.S. Quality ESG	480	252

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class of the Funds beneficially owned by their customers.

Effective July 31, 2020, Service Organizations may receive fees from Class I shares of the Small Cap Core and U.S. Quality ESG Funds at an annual rate of up to 0.15% of the average daily NAV of Class I shares of these Funds beneficially owned by such clients. NTI has contractually agreed to limit payments of service fees from Class I shares of the Small Cap Core and U.S. Quality ESG Funds to an annual rate of 0.10% of the average NAV of the Class I shares of these Funds. There is no service fee payable by Class K shares of the Small Cap Core and U.S. Quality ESG Funds.

There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

During the six months ended September 30, 2020, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Income Equity	$600	1.15%

International Equity	1,788	1.36

Small Cap Core	200	1.17

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees for the Small Cap Core Fund (effective July 31, 2020), the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the U.S. Quality ESG Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than service fees effective July 31, 2020 and extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

International Equity	0.48%	0.50%

Large Cap Core	0.44%	0.45%

Large Cap Value	0.53%	0.55%

Small Cap Value	0.95%	1.00%

	CONTRACTUAL ANNUAL
	MANAGEMENT FEES			CONTRACTUAL
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS

Income Equity	0.95%	0.922%	0.894%	1.00%

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Small Cap Core(1)	0.47%	0.49%

U.S. Quality ESG(2)	0.37%	0.39%

(1)

Prior to July 31, 2020, the Small Cap Core Fund’s contractual management fee rate was 0.63% of the Fund’s average daily net assets and the contractual expense limitation for the Fund was based on an annual rate of 0.65%.

(2)

Prior to July 31, 2020, the U.S. Quality ESG Fund’s contractual management fee rate was 0.41% of the Fund’s average daily net assets and the contractual expense limitation for the Fund was based on an annual rate of 0.43%.

The contractual reimbursement arrangements of each Fund are expected to continue until at least July 31, 2021. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

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EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the

Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Income Equity	$–	$ 36,338	$–	$ 48,958

International Equity	–	26,719	–	70,922

Large Cap Core	–	56,654	–	44,290

Large Cap Value	–	14,279	–	16,384

Small Cap Core	–	100,306	–	132,130

Small Cap Value	–	435,008	–	480,613

U.S. Quality ESG	–	66,133	–	21,993

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REITs and PFICs.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Income Equity	$34,368	$(2,032)	$32,336	$98,718

International Equity	9,824	(12,289)	(2,465)	93,299

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Large Cap Core	$63,585	$(5,886)	$57,699	$162,467

Large Cap Value	4,166	(6,822)	(2,656)	54,888

Small Cap Core	120,628	(20,251)	100,377	287,328

Small Cap Value	450,995	(459,225)	(8,230)	2,220,296

U.S. Quality ESG	31,237	(5,419)	25,818	160,546

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Income Equity	409	$5,179	82	$1,017	(1,654)	$(20,034)	(1,163)	$(13,838)

International Equity	364	2,751	–	–	(6,543)	(50,140)	(6,179)	(47,389)

Large Cap Core	1,332	26,665	79	1,563	(815)	(15,547)	596	12,681

Large Cap Value	230	3,217	–	–	(442)	(6,478)	(212)	(3,261)

Small Cap Core *	1,017	21,041	–	–	(19,545)	(451,334)	(18,528)	(430,293)

Small Cap Value	17,016	256,046	–	–	(31,372)	(466,136)	(14,356)	(210,090)

U.S. Quality ESG *	3,255	38,828	3	36	(13,632)	(176,744)	(10,374)	(137,880)

*	Shares class of the Small Cap Core Fund and U.S. Quality ESG Fund ceased operations on July 31, 2020.

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Income Equity	853	$11,215	1,029	$13,735	(5,287)	$(66,542)	(3,405)	$(41,592)

International Equity	925	7,805	119	1,126	(5,694)	(48,699)	(4,650)	(39,768)

Large Cap Core	773	15,144	423	8,358	(3,854)	(73,541)	(2,658)	(50,039)

Large Cap Value	494	8,307	80	1,432	(2,222)	(37,208)	(1,648)	(27,469)

Small Cap Core	3,545	87,363	1,008	26,505	(4,062)	(97,291)	491	16,577

Small Cap Value	39,343	707,015	9,821	202,616	(42,589)	(808,797)	6,575	100,834

U.S. Quality ESG	7,433	85,305	46	562	(529)	(6,278)	6,950	79,589

Transactions in Class K shares for the period ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Small Cap Core*	9,304	**	$218,188	**	–	$–	(394)	$(9,562)	8,910	$208,626

U.S. Quality ESG*	14,166	***	184,591	***	2	28	(246)	(3,288)	13,922	181,331

*	Commenced class operations on July 31, 2020.
**

Amounts include shares of approximately 8,648,000 and proceeds of approximately $202,885,000 for the Small Cap Core Fund which was transferred due to the conversion of the Shares Class to Class K. The transfer was completed on July 31, 2020.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

***

Amounts include shares of approximately 13,262,000 and proceeds of approximately $172,453,000 for the U.S. Quality ESG Fund which was transferred due to the conversion of the Shares Class to Class K. The transfer was completed on July 31, 2020.

Transactions in Class I shares for the period ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Small Cap Core*	8,560	**	$201,079	**	–	$–	(993)	$(23,380)	7,567	$177,699

U.S. Quality ESG***	4		61		–	–	–	–	4	61

*	Commenced class operations on July 31, 2020.
**

Amounts include shares of approximately 8,230,000 and proceeds of approximately $193,126,000 for the Small Cap Core Fund which was transferred due to the conversion of the Shares Class to Class I. The transfer was completed on July 31, 2020.

***	Commenced class operations on August 24, 2020.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME		VALUE, END OF PERIOD	SHARES, END OF PERIOD

Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,766	$10,809	$11,363	$–	$–	$1		$1,212	1,211,557

International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,535	14,911	16,180	–	–	1		266	265,838

Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,974	17,021	17,855	–	–	1		2,140	2,140,116

Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	776	4,339	4,657	–	–	–	*	458	457,856

Small Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	11,389	35,226	41,263	–	–	3		5,352	5,351,934

Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	136,890	173,115	272,792	–	–	42		37,213	37,213,042

U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	536	47,616	48,082	–	–	1		70	70,090

*	Amount rounds to less than one thousand.

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2020:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	$(8	)*

	Equity contracts			Outstanding options written, at value	(21)

International Equity	Equity contracts	Net Assets - Net unrealized appreciation	2*	Net Assets - Net unrealized depreciation	(36	)*

Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	23*	Net Assets - Net unrealized depreciation	–

Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	6*	Net Assets - Net unrealized depreciation	–

Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(20	)*

Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	18*	Net Assets - Net unrealized depreciation	–

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2020:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$525

	Equity contracts	Net realized gains (losses) on options written	352

International Equity	Equity contracts	Net realized gains (losses) on futures contracts	719

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	982

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	281

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	2,918

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	29,782

U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	261

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(192)

	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(30)

International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(385)

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(92)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(35)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(545)

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,898)

U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(34)

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2020*:

	EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Income Equity	58	$ 524

International Equity	125	394

Large Cap Core	54	372

Large Cap Value	17	265

Small Cap Core	49	994

Small Cap Value	77	3,394

U.S. Quality ESG	25	654

*	Activity for the period is measured by number of trades during the period and average notional amount for futures and written option equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy. On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al.v. A.G.Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which was granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. On December 19, 2019, the Second Circuit issued an amended decision that affirmed dismissal of the constructive fraudulent transfer claims, holding that the safe harbor of Section 546(e) of the Bankruptcy Code applies. On February 6, 2020, the Second Circuit denied plaintiffs’ petition for a rehearing en banc. Plaintiffs filed a Writ of Certiorari with the United States Supreme Court on July 6, 2020 to seek review of the Second Circuit’s amended decision. Defendants filed an opposition brief on August 26, 2020, and plaintiffs filed a reply brief on September 8, 2020. On October 5, 2020, the Supreme Court invited the Acting Solicitor General to file a brief expressing the views of the United States.

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

The motion to dismiss the Committee Action was also granted by the District Court. The Plaintiff in the Committee Action also sought from the District Court leave to amend the complaint with an additional claim for constructive fraudulent transfer based upon the decision in Merit Management. The motion for leave to amend was denied on April 23, 2019. On June 13, 2019, the District Court entered a final judgment on the claim dismissed. On July 12, 2019, the Trustee filed a notice of appeal stating that it was appealing the final judgment and the April 23, 2019 decision and related orders to the Second Circuit Court of Appeals. The appeal was fully briefed, and argument on the appeal took place on August 24, 2020. The Second Circuit has not yet issued a decision.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund and Small Cap Value Fund (together, the “Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings have been transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and have been assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. The Funds intend to vigorously defend themselves against this action.

13. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

14. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

15. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

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EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 73), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 77), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	1.01%	$1,000.00	$1,276.80	$5.75

Hypothetical	1.01%	$1,000.00	$1,019.95	$5.10

INTERNATIONAL EQUITY
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.53%	$1,000.00	$1,182.10	$2.89

Hypothetical	0.53%	$1,000.00	$1,022.35	$2.68

LARGE CAP CORE
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.46%	$1,000.00	$1,274.00	$2.62

Hypothetical	0.46%	$1,000.00	$1,022.70	$2.33

LARGE CAP VALUE
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.57%	$1,000.00	$1,213.20	$3.15

Hypothetical	0.57%	$1,000.00	$1,022.15	$2.88

SMALL CAP CORE
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Class K(1)

Actual	0.49%	$1,000.00	$ 999.60	$0.83

Hypothetical	0.49%	$1,000.00	$1,022.55	$2.48

Class I(1)

Actual	0.59%	$1,000.00	$ 999.20	$1.00

Hypothetical	0.59%	$1,000.00	$1,022.05	$2.98

SMALL CAP VALUE
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	1.00%	$1,000.00	$1,169.60	$5.42

Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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EQUITY FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2020 (UNAUDITED)

U.S. QUALITY ESG
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Class K(1)

Actual	0.39%	$1,000.00	$1,033.00	$0.67

Hypothetical	0.39%	$1,000.00	$1,023.05	$1.97

Class I(2)

Actual	0.49%	$1,000.00	$983.00	$0.50

Hypothetical	0.49%	$1,000.00	$1,022.55	$2.48

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(1)	Commenced class operations on July 31, 2020. The actual expense example is based on the period since inception; the hypothetical example is based on the half-year beginning 4/1/2020.

(2)	Commenced class operations on August 24, 2020. The actual expense example is based on the period since inception; the hypothetical example is based on the half-year beginning 4/1/2020.

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2020 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, with the exception of:

∎	the Large Cap Core Fund, which was in the fourth quintile for the one-year period; and

∎	the International Equity Fund, which was in the fifth quintile for the one-, three- and five-year periods.

They also considered that all of the Funds underperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2020, except for:

∎	the Small Cap Core Fund, which outperformed its benchmark for the one- and three-year periods; and

∎	the Small Cap Value Fund and U.S. Quality ESG Fund, which outperformed their respective benchmarks for the one-year period.

They also considered that none of the Funds were in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as management fee reductions with respect to certain Funds. The Trustees also considered that, for those

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EQUITY FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other things, the Trustees noted, with respect to the Funds:

∎	actual management fees were equal to or lower than the Funds’ respective peer group and universe medians, except the Income Equity Fund, whose actual management fees were higher than its expense group and universe medians; and

∎	all of the Funds’ actual expenses, after reimbursement and fee waivers, were in the first quintile of their respective peer group and peer universe, except the Income Equity Fund, which was in the third quintile of its peer group and fourth quintile of its peer universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Income Equity Fund had breakpoints, thus ensuring that as this Fund grew, shareholders would receive reduced fee rates. The Trustees also noted that all of the Funds had a quantitative active strategy. They agreed that breakpoints were not necessary with respect to the Funds (other than the Income Equity Fund) at this time based on the level of management fees and the contractual expense reimbursements. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2020 (UNAUDITED)

and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s other equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1) Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds

Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern

Trust.

NOT FDIC INSURED
May lose value / No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

39	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

50	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbols:
Class K: NSRKX
Class I: NSRIX

62	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

76	MID CAP INDEX FUND
Ticker Symbol: NOMIX

83	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

109	STOCK INDEX FUND
Ticker Symbol: NOSIX

118	NOTES TO THE FINANCIAL STATEMENTS

133	FUND EXPENSES

135	APPROVAL OF MANAGEMENT AGREEMENT

140	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$1,841,680	$1,329,616
Investments in affiliates, at value	25,394	12,982
Cash held at broker (restricted $3,821, $1,666, $1,368 and $5, respectively)	5,366	2,970
Foreign currencies held at broker, at value (restricted $137, $930 and $5,113, respectively)	—	288	(1)
Foreign currencies, at value (cost $10,234, $2,231, $1,603 and $9,477, respectively)	10,342	2,240
Dividend income receivable	2,420	5,730
Receivable for foreign tax reclaims	69	1,705
Receivable for securities sold	—	630
Receivable for variation margin on futures contracts	683	162
Receivable for fund shares sold	1,620	148
Receivable from investment adviser	14	1
Unrealized appreciation on forward foreign currency exchange contracts	24	33
Prepaid and other assets	17	18
Total Assets	1,887,629	1,356,523
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	83	48
Payable for securities purchased	767	—
Payable for variation margin on futures contracts	—	32
Payable for fund shares redeemed	464	1,045
Payable to affiliates:
Management fees	64	88
Custody fees	197	66
Shareholder servicing fees	134	48
Transfer agent fees	62	45
Trustee fees	9	7
Deferred foreign capital gains tax payable	1,143	—
Accrued other liabilities	108	46
Total Liabilities	3,031	1,425
Net Assets	$1,884,598	$1,355,098
ANALYSIS OF NET ASSETS:
Capital stock	$1,690,873	$1,433,168
Distributable earnings	193,725	(78,070)
Net Assets	$1,884,598	$1,355,098
Net Assets:
Shares	$1,884,598	$1,355,098
Class K	—	—
Class I	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	156,702	149,250
Class K	—	—
Class I	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$12.03	$9.08
Class K	—	—
Class I	—	—

Investments, at cost	$1,205,021	$1,140,358
Investments in affiliates, at cost	25,394	12,982

(1)	Costs associated with foreign currencies held at broker are $282, $1,470 and $5,800 respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$940,382		$4,413,241		$1,870,127	$1,097,192	$9,452,250
20,976		13,120		56,404	20,360	21,356
1,539		5		—	—	—
1,487	(1)	5,875	(1)	—	—	—
1,625		9,483		—	—	—
1,302		12,484		1,828	962	6,631
657		13,146		—	—	—
—		2,042		—	2,030	—
95		51		480	3	209
2,275		2,016		292	142	2,430
1		1		17	9	48
11		173		—	—	—
27		27		9	16	26
970,377		4,471,664		1,929,157	1,120,714	9,482,950

22		163		—	—	—
2		—		2,909	568	—
81		538		78	50	30
326		3,017		912	1,889	3,878
28		131		40	23	122
3		99		16	9	61
54		60		36	7	33
31		147		62	36	309
3		15		7	7	28
—		—		—	—	—
16		87		19	9	36
566		4,257		4,079	2,598	4,497
$969,811		$4,467,407		$1,925,078	$1,118,116	$9,478,453

$764,379		$4,203,115		$1,529,255	$845,701	$3,547,260
205,432		264,292		395,823	272,415	5,931,193
$969,811		$4,467,407		$1,925,078	$1,118,116	$9,478,453

—		4,467,407		1,925,078	1,118,116	9,478,453
419,336		—		—	—	—
550,475		—		—	—	—

—		377,177		109,030	92,680	245,963
26,367		—		—	—	—
34,615		—		—	—	—

—		11.84		17.66	12.06	38.54
15.90		—		—	—	—
15.90		—		—	—	—

$734,548		$3,395,755		$1,542,487	$842,920	$3,633,136
20,973		13,120		56,404	20,360	19,606

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND

INVESTMENT INCOME:

Dividend income	$25,713 (1)	$29,071 (1)

Non-cash dividend income	—	1,527

Dividend income from investments in affiliates	12	6

Interest income (Note 6)	151	—

Total Investment Income	25,876	30,604

EXPENSES:

Management fees	1,813	3,043

Custody fees	677	240

Transfer agent fees	332	293

Registration fees	16	13

Printing fees	16	12

Professional fees	38	32

Shareholder servicing fees (Shares)	245	85

Shareholder servicing fees (Class I)	—	—

Trustee fees	14	10

Interest expense	1	1

Other	32	27

Total Expenses	3,184	3,756

Less expenses reimbursed by investment adviser	(571)	(7)

Net Expenses	2,613	3,749

Net Investment Income	23,263	26,855

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	1,241 (2)	(114,481)

Investments in affiliates	—	—

Futures contracts	15,578	7,263

Foreign currency transactions	(231)	216

Forward foreign currency exchange contracts	98	224

Net changes in unrealized appreciation (depreciation) on:

Investments	399,326 (3)	261,811

Investments in affiliates	—	—

Futures contracts	(2,748)	(200)

Foreign currency translations	389	107

Forward foreign currency exchange contracts	(247)	(6)

Net Gains	413,406	154,934

Net Increase in Net Assets Resulting from Operations	$436,669	$181,789

(1)	Net of $3,337, $997, $493, $5,624, and $1, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $2.

(3)	Net change in unrealized of deferred foreign capital gains tax of $1,143.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$9,593 (1)	$63,571 (1)	$15,718	$7,032 (1)	$82,186

—	—	—	—	—

14	8	9	6	172

—	—	20	7	65

9,607	63,579	15,747	7,045	82,423

775	3,918	1,264	678	3,666

61	328	92	53	330

166	838	374	201	1,764

23	21	25	12	33

23	18	12	8	27

20	46	32	26	56

88	101	94	31	62

46	—	—	—	—

3	14	11	7	25

—	—	—	—	—

16	63	14	11	31

1,221	5,347	1,918	1,027	5,994

(41)	(11)	(443)	(234)	(1,370)

1,180	5,336	1,475	793	4,624

8,427	58,243	14,272	6,252	77,799

(8,276)	(117,501)	51,676	31,795	158,560

(15)	—	—	—	24

3,562	20,196	7,770	4,474	34,036

415	1,461	—	—	—

25	1,416	—	—	—

186,892	830,337	425,385	230,550	2,138,056

34	—	—	—	178

(360)	(10,703)	(142)	(662)	3,035

43	760	—	—	—

19	(294)	—	—	—

182,339	725,672	484,689	266,157	2,333,889

$190,766	$783,915	$498,961	$272,409	$2,411,688

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020
OPERATIONS:

Net investment income (Note 6)	$23,263	$74,267	$26,855	$63,374

Net realized gains (losses)	16,686	(39,976)	(106,778)	(33,601)

Net change in unrealized appreciation (depreciation)	396,720	(426,456)	261,712	(571,427)

Net Increase (Decrease) in Net Assets Resulting from Operations	436,669	(392,165)	181,789	(541,654)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(146,109)	(728,602)	(580,640)	334,977

Net increase in net assets resulting from Class K transactions	—	—	—	—

Net increase in net assets resulting from Class I transactions	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(146,109)	(728,602)	(580,640)	334,977
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(76,000)	(26,479)	(104,128)

Total Distributions to Shares Shareholders	—	(76,000)	(26,479)	(104,128)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—
Total Increase (Decrease) in Net Assets	290,560	(1,196,767)	(425,330)	(310,805)

NET ASSETS:

Beginning of period	1,594,038	2,790,805	1,780,428	2,091,233

End of period	$1,884,598	$1,594,038	$1,355,098	$1,780,428

(1)	On July 31, 2020, the balances of the Shares Class for Global Sustainability Index Fund were transferred to Class K and Class I in a class conversion. (See Note 8).

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

GLOBAL SUSTAINABILITY INDEX FUND			INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEP 30, 2020		MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020

$8,427		$15,437	$58,243	$152,483	$14,272	$35,727	$6,252	$13,459	$77,799	$173,001

(4,289)		1,679	(94,428)	(151,090)	59,446	6,377	36,269	(7,293)	192,620	35,003

186,628		(85,460)	820,100	(711,129)	425,243	(555,094)	229,888	(295,492)	2,141,269	(816,127)

190,766		(68,344)	783,915	(709,736)	498,961	(512,990)	272,409	(289,326)	2,411,688	(608,123)

(856,563	)(1)	141,317	(416,668)	(351,789)	(274,393)	(26,486)	(41,722)	32,463	(788,921)	271,109

408,503		—	—	—	—	—	—	—	—	—

537,265		—	—	—	—	—	—	—	—	—

89,205		141,317	(416,668)	(351,789)	(274,393)	(26,486)	(41,722)	32,463	(788,921)	271,109

—		(21,417)	—	(172,000)	—	(54,750)	—	(22,800)	(77,536)	(241,825)

—		(21,417)	—	(172,000)	—	(54,750)	—	(22,800)	(77,536)	(241,825)

—		—	—	—	—	—	—	—	—	—

—		—	—	—	—	—	—	—	—	—

—		—	—	—	—	—	—	—	—	—

—		—	—	—	—	—	—	—	—	—

279,971		51,556	367,247	(1,233,525)	224,568	(594,226)	230,687	(279,663)	1,545,231	(578,839)

689,840		638,284	4,100,160	5,333,685	1,700,510	2,294,736	887,429	1,167,092	7,933,222	8,512,061

$969,811		$689,840	$4,467,407	$4,100,160	$1,925,078	$1,700,510	$1,118,116	$887,429	$9,478,453	$7,933,222

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$9.25	$11.70	$13.10	$10.68	$9.28	$10.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14 (1)	0.37	0.30	0.24	0.20	0.22

Net realized and unrealized gains (losses)	2.64	(2.43)	(1.41)	2.40	1.38	(1.58)

Total from Investment Operations	2.78	(2.06)	(1.11)	2.64	1.58	(1.36)

LESS DISTRIBUTIONS PAID:

From net investment income(2)	—	(0.39)	(0.29)	(0.22)	(0.18)	(0.22)

Total Distributions Paid	—	(0.39)	(0.29)	(0.22)	(0.18)	(0.22)

Net Asset Value, End of Period	$12.03	$9.25	$11.70	$13.10	$10.68	$9.28

Total Return(3)	30.05%	(18.36)%	(8.20)%	24.84%	17.30%	(12.38)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,884,598	$1,594,038	$2,790,805	$3,255,089	$2,296,815	$1,552,904

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Expenses, before reimbursements and credits	0.37%	0.35%	0.35%	0.34%	0.35%	0.35%

Net investment income, net of reimbursements and credits(5)	2.69%	3.07%	2.35%	2.00%	1.95%	2.36%

Net investment income, before reimbursements and credits	2.62%	3.02%	2.30%	1.96%	1.90%	2.31%

Portfolio Turnover Rate	25.41%	45.08%	54.69%	27.03%	30.14%	34.20%

(1)

The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 29.98%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $26,000, $31,000, $34,000 and $32,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $15,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$8.22	$11.05	$10.35	$9.99	$10.08	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.02	0.34	0.34	0.33	0.25	0.27

Net realized and unrealized gains (losses)	1.01	(2.67)	0.72	0.38	0.02	(0.31)

Total from Investment Operations	1.03	(2.33)	1.06	0.71	0.27	(0.04)

LESS DISTRIBUTIONS PAID:

From net investment income(1)	(0.17)	(0.50)	(0.36)	(0.35)	(0.36)	(0.29)

Total Distributions Paid	(0.17)	(0.50)	(0.36)	(0.35)	(0.36)	(0.29)

Net Asset Value, End of Period	$9.08	$8.22	$11.05	$10.35	$9.99	$10.08

Total Return(2)	12.61%	(22.11)%	10.55%	7.10%	2.81%	(0.25)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,355,098	$1,780,428	$2,091,233	$1,881,555	$1,889,797	$1,910,722

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.49%	0.49%	0.50%	0.50%	0.50%	0.50%

Expenses, before reimbursements and credits	0.49%	0.49%	0.53%	0.53%	0.53%	0.53%

Net investment income, net of reimbursements and credits(4)	3.53%	2.81%	3.17%	3.21%	2.52%	2.59%

Net investment income, before reimbursements and credits	3.53%	2.81%	3.14%	3.18%	2.49%	2.56%

Portfolio Turnover Rate	4.89%	6.91%	27.17%	9.53%	5.96%	8.55%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $32,000, $16,000, $16,000 and $24,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $28,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND CLASS K(1)
Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Net Asset Value, Beginning of Period	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.06

Net realized and unrealized gains	0.34

Total from Investment Operations	0.40

LESS DISTRIBUTIONS PAID:

From net investment income	—

From net realized gains	—

Total Distributions Paid	—

Net Asset Value, End of Period	$15.90

Total Return(2)	2.58%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$419,336

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.24%

Expenses, before reimbursements and credits(4)	0.26%

Net investment income, net of reimbursements and credits(5)	2.12%

Net investment income, before reimbursements and credits(4)(5)	2.10%

Portfolio Turnover Rate	7.15%

(1)	For the period from July 31, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to September 30, 2020. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL SUSTAINABILITY INDEX FUND CLASS I (1)
Selected per share data	PERIOD ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Net Asset Value, Beginning of Period	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.05

Net realized and unrealized gains	0.35

Total from Investment Operations	0.40

LESS DISTRIBUTIONS PAID:

From net investment income	—

From net realized gains	—

Total Distributions Paid	—

Net Asset Value, End of Period	$15.90

Total Return(2)	2.58%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$550,475

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.29%

Expenses, before reimbursements and credits(4)	0.31%

Net investment income, net of reimbursements and credits(5)	2.08%

Net investment income, before reimbursements and credits(4)(5)	2.06%

Portfolio Turnover Rate	7.15%

(1)	For the period from July 31, 2020 (commencement of class operations) through September 30, 2020.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to September 30, 2020. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class I shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY INDEX FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$9.84	$11.86	$12.77	$11.39	$10.49	$11.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15	0.35 (1)	0.39	0.30	0.33	0.29

Net realized and unrealized gains (losses)	1.85	(1.98)	(0.93)	1.40 (2)	0.91	(1.29)

Total from Investment Operations	2.00	(1.63)	(0.54)	1.70	1.24	(1.00)

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.39)	(0.37)	(0.32)	(0.34)	(0.29)

Total Distributions Paid	—	(0.39)	(0.37)	(0.32)	(0.34)	(0.29)

Net Asset Value, End of Period	$11.84	$9.84	$11.86	$12.77	$11.39	$10.49

Total Return(4)	20.20%	(14.46)%	(3.89)%	14.88%	12.07%	(8.50)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$4,467,407	$4,100,160	$5,333,685	$6,209,334	$4,401,667	$4,241,254

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Expenses, before reimbursements and credits	0.25%	0.26%	0.30%	0.30%	0.30%	0.29%

Net investment income, net of reimbursements and credits(6)	2.68%	2.85%	3.15%	2.58%	2.98%	2.76%

Net investment income, before reimbursements and credits	2.68%	2.84%	3.10%	2.53%	2.93%	2.72%

Portfolio Turnover Rate	8.69%	10.17%	26.95%	31.54%	28.03%	30.80%

(1)	The Northern Trust Company reimbursed the Fund approximately $69,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $30,000, $36,000, $55,000 and $32,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $19,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MID CAP INDEX FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$13.59	$17.95	$19.17	$18.59	$16.39	$18.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.28	0.27	0.26	0.23	0.23

Net realized and unrealized gains (losses)	3.93	(4.21)	(0.04)	1.76	3.12	(0.97)

Total from Investment Operations	4.07	(3.93)	0.23	2.02	3.35	(0.74)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.27)	(0.28)	(0.24)	(0.24)	(0.23)

From net realized gains	—	(0.16)	(1.17)	(1.20)	(0.91)	(1.07)

Total Distributions Paid	—	(0.43)	(1.45)	(1.44)	(1.15)	(1.30)

Net Asset Value, End of Period	$17.66	$13.59	$17.95	$19.17	$18.59	$16.39

Total Return(1)	29.95%	(22.61)%	2.38%	10.80%	20.71%	(3.71)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,925,078	$1,700,510	$2,294,736	$2,320,034	$2,175,963	$1,689,719

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.20%	0.18%	0.17%	0.18%	0.18%	0.18%

Net investment income, net of reimbursements and credits(3)	1.47%	1.52%	1.39%	1.35%	1.35%	1.38%

Net investment income, before reimbursements and credits	1.42%	1.49%	1.37%	1.32%	1.32%	1.35%

Portfolio Turnover Rate	11.20%	18.15%	20.59%	16.02%	19.71%	20.43%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $72,000, $77,000, $44,000 and $87,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $38,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND	SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$9.18	$12.34	$13.60	$12.97	$10.70	$12.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07	0.14	0.16	0.15	0.14	0.13

Net realized and unrealized gains (losses)	2.81	(3.07)	(0.11)	1.38	2.64	(1.37)

Total from Investment Operations	2.88	(2.93)	0.05	1.53	2.78	(1.24)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.14)	(0.15)	(0.15)	(0.13)	(0.14)

From net realized gains	—	(0.09)	(1.16)	(0.75)	(0.38)	(0.59)

Total Distributions Paid	—	(0.23)	(1.31)	(0.90)	(0.51)	(0.73)

Net Asset Value, End of Period	$12.06	$9.18	$12.34	$13.60	$12.97	$10.70

Total Return(1)	31.37%	(24.28)%	1.97%	11.68%	26.11%	(9.91)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,118,116	$887,429	$1,167,092	$1,214,764	$1,183,557	$953,884

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.20%	0.19%	0.18%	0.18%	0.18%	0.18%

Net investment income, net of reimbursements and credits(3)	1.20%	1.13%	1.13%	1.04%	1.16%	1.13%

Net investment income, before reimbursements and credits	1.15%	1.09%	1.10%	1.01%	1.13%	1.10%

Portfolio Turnover Rate	18.75%	18.36%	20.81%	13.03%	19.37%	18.80%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $32,000, $32,000, $25,000 and $28,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $22,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

STOCK INDEX FUND			SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$29.61	$32.74	$31.35	$28.44	$24.94	$25.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.31	0.65	0.61	0.58	0.53	0.54

Net realized and unrealized gains (losses)	8.93	(2.87)	2.18	3.35	3.68	(0.13)

Total from Investment Operations	9.24	(2.22)	2.79	3.93	4.21	0.41

LESS DISTRIBUTIONS PAID:

From net investment income	(0.31)	(0.65)	(0.61)	(0.57)	(0.52)	(0.55)

From net realized gains	—	(0.26)	(0.79)	(0.45)	(0.19)	(0.33)

Total Distributions Paid	(0.31)	(0.91)	(1.40)	(1.02)	(0.71)	(0.88)

Net Asset Value, End of Period	$38.54	$29.61	$32.74	$31.35	$28.44	$24.94

Total Return(1)	31.28%	(7.10)%	9.38%	13.87%	17.06%	1.70%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$9,478,453	$7,933,222	$8,512,061	$7,787,749	$7,544,579	$7,011,831

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Expenses, before reimbursements and credits	0.13%	0.12%	0.11%	0.12%	0.11%	0.11%

Net investment income, net of reimbursements and credits(3)	1.70%	1.88%	1.89%	1.86%	1.98%	2.14%

Net investment income, before reimbursements and credits	1.67%	1.86%	1.88%	1.84%	1.97%	2.13%

Portfolio Turnover Rate	1.87%	5.15%	6.68%	6.76%	3.88%	5.46%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $59,000, $205,000, $185,000, $153,000 and $61,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $72,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1)

Argentina – 0.1%

Globant S.A.*	10,632	$1,906

Telecom Argentina S.A. ADR	27,193	178

YPF S.A. ADR*	50,787	181

		2,265

Brazil – 3.3%

Ambev S.A.*	1,354,560	3,034

Atacadao S.A.*	108,400	393

B2W Cia Digital*	63,991	1,030

B3 S.A. - Brasil Bolsa Balcao	590,882	5,800

Banco Bradesco S.A.	381,760	1,229

Banco BTG Pactual S.A.*	65,600	846

Banco do Brasil S.A.*	246,644	1,304

Banco Santander Brasil S.A.	118,336	588

BB Seguridade Participacoes S.A.	200,801	871

BRF S.A.*	163,120	534

CCR S.A.	347,800	789

Centrais Eletricas Brasileiras S.A.	92,400	501

Cia Brasileira de Distribuicao	46,142	573

Cia de Saneamento Basico do Estado de Sao Paulo*	98,071	817

Cia Siderurgica Nacional S.A.	199,090	585

Cielo S.A.*	249,839	176

Cogna Educacao	511,552	476

Cosan S.A.	50,447	615

CPFL Energia S.A.	66,100	325

Energisa S.A.	52,700	388

Engie Brasil Energia S.A.	68,847	496

Equatorial Energia S.A.	260,870	983

Hapvida Participacoes e Investimentos S.A.(2)	63,900	711

Hypera S.A.*	107,358	568

IRB Brasil Resseguros S/A	350,023	467

JBS S.A.	313,236	1,154

Klabin S.A.	198,741	842

Localiza Rent a Car S.A.*	174,066	1,761

Lojas Renner S.A.	228,215	1,615

Magazine Luiza S.A.	209,800	3,345

Multiplan Empreendimentos

Imobiliarios S.A.*	81,038	281

Natura & Co. Holding S.A.*	215,201	1,959

Notre Dame Intermedica Participacoes S.A.	138,600	1,608

Petrobras Distribuidora S.A.	217,300	787

Petroleo Brasileiro S.A.	1,067,878	3,776

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Brazil – 3.3% continued

Porto Seguro S.A.	27,508	$236

Raia Drogasil S.A.	308,035	1,292

Rumo S.A.*	372,800	1,267

Sul America S.A.	83,785	589

Suzano S.A.*	156,256	1,262

TIM Participacoes S.A.*	243,136	564

Ultrapar Participacoes S.A.	208,548	719

Vale S.A.	1,069,969	11,275

Via Varejo S/A*	367,100	1,135

WEG S.A.	240,824	2,804

		62,370

Chile – 0.4%

Aguas Andinas S.A., Class A	723,294	203

Banco de Chile	13,045,681	996

Banco de Credito e Inversiones S.A.	14,548	460

Banco Santander Chile	18,961,994	659

Cencosud S.A.	410,140	601

Cencosud Shopping S.A.	146,864	210

Cia Cervecerias Unidas S.A.	42,416	274

Colbun S.A.	2,343,569	379

Empresa Nacional de Telecomunicaciones S.A.	43,337	270

Empresas CMPC S.A.	322,858	678

Empresas COPEC S.A.	111,911	839

Enel Americas S.A.	9,826,038	1,277

Enel Chile S.A.	7,939,909	557

Falabella S.A.	216,000	633

		8,036

China – 37.9%

360 Security Technology, Inc., Class A	77,700	190

3SBio, Inc.*	355,000	404

51job, Inc. ADR*	7,516	586

AAC Technologies Holdings, Inc.	208,000	1,129

Accelink Technologies Co. Ltd., Class A	11,600	60

Addsino Co. Ltd., Class A	27,600	87

AECC Aero-Engine Control Co. Ltd., Class A	19,700	57

AECC Aviation Power Co. Ltd., Class A	43,700	265

Agile Group Holdings Ltd.	336,000	441

Agricultural Bank of China Ltd., Class A	1,256,700	585

Agricultural Bank of China Ltd., Class H	7,939,367	2,486

Aier Eye Hospital Group Co. Ltd., Class A	65,351	494

Air China Ltd., Class A	95,200	99

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Air China Ltd., Class H	512,705	$336

Airtac International Group	36,000	814

Aisino Corp., Class A	45,400	106

AK Medical Holdings Ltd.(2)	110,000	282

Alibaba Group Holding Ltd. ADR*	539,937	158,731

A-Living Services Co. Ltd., Class H	120,500	614

Aluminum Corp. of China Ltd., Class A*	300,800	129

Aluminum Corp. of China Ltd., Class H*	1,011,435	209

Angang Steel Co. Ltd., Class A	110,110	42

Angel Yeast Co. Ltd., Class A	14,100	127

Anhui Conch Cement Co. Ltd., Class A	68,800	560

Anhui Conch Cement Co. Ltd., Class H	354,075	2,448

Anhui Gujing Distillery Co. Ltd., Class A	7,200	230

Anhui Gujing Distillery Co. Ltd., Class B	30,900	344

Anhui Kouzi Distillery Co. Ltd., Class A	14,600	109

ANTA Sports Products Ltd.	309,432	3,207

Apeloa Pharmaceutical Co. Ltd., Class A	20,200	71

Asymchem Laboratories Tianjin Co. Ltd., Class A	2,900	113

Autobio Diagnostics Co. Ltd., Class A	6,100	145

Autohome, Inc. ADR	16,987	1,631

AVIC Aircraft Co. Ltd., Class A	46,400	157

Avic Capital Co. Ltd., Class A	127,300	82

AVIC Electromechanical Systems Co. Ltd., Class A	56,100	94

AVIC Jonhon Optronic Technology Co. Ltd., Class A	18,200	124

AVIC Shenyang Aircraft Co. Ltd., Class A	20,000	169

AviChina Industry & Technology Co. Ltd., Class H	678,313	388

AVICOPTER PLC, Class A	9,300	77

BAIC BluePark New Energy Technology Co. Ltd., Class A*	40,100	35

BAIC Motor Corp. Ltd., Class H(2)	416,000	170

Baidu, Inc. ADR*	78,773	9,972

Bank of Beijing Co. Ltd., Class A	366,100	252

Bank of Chengdu Co. Ltd., Class A	78,000	113

Bank of China Ltd., Class A	627,000	295

Bank of China Ltd., Class H	22,797,652	7,098

Bank of Communications Co. Ltd.,

Class A	681,400	454

Bank of Communications Co. Ltd.,

Class H	2,511,117	1,208

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Bank of Hangzhou Co. Ltd., Class A	102,020	$177

Bank of Jiangsu Co. Ltd., Class A	216,188	193

Bank of Nanjing Co. Ltd., Class A	179,496	208

Bank of Ningbo Co. Ltd., Class A	103,400	478

Bank of Shanghai Co. Ltd., Class A	244,571	292

Baoshan Iron & Steel Co. Ltd., Class A	333,996	245

Baozun, Inc. ADR*	16,536	537

BBMG Corp., Class A	179,000	81

Beijing Capital Development Co. Ltd., Class A	44,400	44

Beijing Capital International Airport Co. Ltd., Class H	538,000	324

Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	101

Beijing E-Hualu Information Technology Co. Ltd., Class A	11,160	57

Beijing Enlight Media Co. Ltd., Class A	65,100	160

Beijing Kunlun Tech Co. Ltd., Class A	19,700	76

Beijing New Building Materials PLC, Class A	31,900	145

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,000	214

Beijing Originwater Technology Co. Ltd., Class A	33,200	42

Beijing Shiji Information Technology Co. Ltd., Class A	16,000	90

Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	128

Beijing Sinnet Technology Co. Ltd., Class A	23,000	76

Beijing Thunisoft Corp. Ltd., Class A	13,900	49

Beijing Tiantan Biological Products Corp. Ltd., Class A	24,240	142

Beijing Tongrentang Co. Ltd., Class A	28,100	112

Beijing Yanjing Brewery Co. Ltd., Class A	48,500	60

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	197,500	170

BEST, Inc. ADR*	55,779	167

Betta Pharmaceuticals Co. Ltd., Class A	9,200	155

BGI Genomics Co. Ltd., Class A	7,800	165

Bilibili, Inc. ADR*	33,894	1,410

BOE Technology Group Co. Ltd., Class A	559,900	406

Bohai Leasing Co. Ltd., Class A*	185,800	76

BTG Hotels Group Co. Ltd., Class A	17,000	45

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

BYD Co. Ltd., Class A	33,000	$567

BYD Co. Ltd., Class H	183,699	2,914

BYD Electronic International Co. Ltd.	190,500	969

By-health Co. Ltd., Class A	27,200	84

C&S Paper Co. Ltd., Class A	22,500	71

Caitong Securities Co. Ltd., Class A	61,700	130

CanSino Biologics, Inc., Class H*	17,000	367

Centre Testing International Group Co. Ltd., Class A	14,200	51

CGN Power Co. Ltd., Class H(2)	2,565,000	528

Chacha Food Co. Ltd., Class A	8,700	74

Changchun High & New Technology Industry Group, Inc., Class A	6,800	370

Changjiang Securities Co. Ltd., Class A	114,600	135

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,700	104

Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	131

Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,900	93

Chengdu Xingrong Environment Co. Ltd., Class A	51,400	39

China Aerospace Times Electronics Co. Ltd., Class A	46,800	48

China Aoyuan Group Ltd.	333,000	342

China Avionics Systems Co. Ltd., Class A	25,200	63

China Cinda Asset Management Co. Ltd., Class H	2,530,000	475

China CITIC Bank Corp. Ltd., Class A	70,900	53

China CITIC Bank Corp. Ltd., Class H	2,562,286	995

China Communications Construction Co. Ltd., Class A	73,400	80

China Communications Construction Co. Ltd., Class H	1,270,287	668

China Communications Services Corp. Ltd., Class H	667,035	393

China Conch Venture Holdings Ltd.	466,000	2,160

China Construction Bank Corp., Class A	172,000	155

China Construction Bank Corp., Class H	27,723,693	18,054

China East Education Holdings Ltd.	159,500	346

China Eastern Airlines Corp. Ltd., Class A	221,700	161

China Eastern Airlines Corp. Ltd., Class H	454,000	194

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

China Enterprise Co. Ltd., Class A	69,900	$40

China Everbright Bank Co. Ltd., Class A	685,500	368

China Everbright Bank Co. Ltd., Class H	887,000	280

China Evergrande Group	531,411	1,359

China Feihe Ltd.(2)	333,000	776

China Film Co. Ltd., Class A	26,700	55

China Fortune Land Development Co. Ltd., Class A	70,850	158

China Galaxy Securities Co. Ltd., Class A	73,900	138

China Galaxy Securities Co. Ltd., Class H	1,006,000	567

China Gezhouba Group Co. Ltd., Class A	84,900	74

China Great Wall Securities Co. Ltd., Class A	38,900	75

China Greatwall Technology Group Co. Ltd., Class A	57,400	136

China Hongqiao Group Ltd.	472,000	296

China Huarong Asset Management Co. Ltd., Class H(2)	3,444,000	366

China International Capital Corp. Ltd., Class H(2) *	382,400	888

China Jushi Co. Ltd., Class A	70,600	150

China Lesso Group Holdings Ltd.	308,000	557

China Life Insurance Co. Ltd., Class A	47,800	314

China Life Insurance Co. Ltd., Class H	2,134,544	4,845

China Literature Ltd.*	82,800	624

China Longyuan Power Group Corp. Ltd., Class H	891,473	559

China Medical System Holdings Ltd.	389,000	432

China Meheco Co. Ltd., Class A	18,300	40

China Merchants Bank Co. Ltd., Class A	355,179	1,878

China Merchants Bank Co. Ltd., Class H	1,119,433	5,331

China Merchants Energy Shipping Co. Ltd., Class A	116,700	99

China Merchants Property Operation & Service Co. Ltd., Class A	18,200	71

China Merchants Securities Co. Ltd., Class A*	132,210	421

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	106,800	238

China Minsheng Banking Corp. Ltd., Class A	610,540	475

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

China Minsheng Banking Corp. Ltd., Class H	1,671,154	$877

China Molybdenum Co. Ltd., Class A	339,100	186

China Molybdenum Co. Ltd., Class H	957,000	341

China National Accord Medicines Corp. Ltd., Class A	6,400	44

China National Building Material Co. Ltd., Class H	1,110,000	1,406

China National Chemical Engineering Co. Ltd., Class A	77,100	61

China National Medicines Corp. Ltd., Class A	12,900	84

China National Nuclear Power Co. Ltd., Class A	269,798	174

China National Software & Service Co. Ltd., Class A	9,200	113

China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	62,500	99

China Oilfield Services Ltd., Class H	472,757	332

China Pacific Insurance Group Co. Ltd., Class A	108,200	497

China Pacific Insurance Group Co. Ltd., Class H	796,337	2,275

China Petroleum & Chemical Corp., Class A	472,000	271

China Petroleum & Chemical Corp., Class H	6,954,628	2,804

China Railway Construction Corp. Ltd., Class A	200,700	244

China Railway Construction Corp. Ltd., Class H	566,000	390

China Railway Group Ltd., Class A	360,800	286

China Railway Group Ltd., Class H	1,085,827	512

China Railway Signal & Communication Corp. Ltd., Class H	422,000	139

China Reinsurance Group Corp., Class H	1,629,000	150

China Resources Pharmaceutical Group Ltd.	415,000	213

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	80

China Shenhua Energy Co. Ltd., Class A	87,800	213

China Shenhua Energy Co. Ltd., Class H	975,136	1,757

China Shipbuilding Industry Co. Ltd., Class A*	392,600	251

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

China South Publishing & Media Group Co. Ltd., Class A	35,800	$57

China Southern Airlines Co. Ltd., Class A*	176,800	150

China Southern Airlines Co. Ltd., Class H*	444,530	241

China Spacesat Co. Ltd., Class A	22,600	111

China State Construction Engineering Corp. Ltd., Class A	733,280	547

China Telecom Corp. Ltd., Class H	3,782,339	1,135

China Tourism Group Duty Free Corp. Ltd., Class A	33,600	1,102

China Tower Corp. Ltd., Class H	12,722,000	2,210

China TransInfo Technology Co. Ltd., Class A	27,400	89

China United Network Communications Ltd., Class A	474,300	339

China Vanke Co. Ltd., Class A	167,400	691

China Vanke Co. Ltd., Class H	489,072	1,500

China Yangtze Power Co. Ltd., Class A	365,000	1,028

China Yuhua Education Corp. Ltd.	334,000	287

Chinese Universe Publishing and Media

Group Co. Ltd., Class A	23,300	40

Chongqing Brewery Co. Ltd., Class A	10,100	153

Chongqing Changan Automobile Co. Ltd., Class A*	74,400	147

Chongqing Fuling Zhacai Group Co. Ltd., Class A	15,300	106

Chongqing Rural Commercial Bank Co. Ltd., Class H	684,434	252

Chongqing Zhifei Biological Products Co. Ltd., Class A	27,500	567

CIFI Holdings Group Co. Ltd.	874,973	646

CITIC Ltd.	1,668,803	1,238

CITIC Securities Co. Ltd., Class A	189,800	840

CITIC Securities Co. Ltd., Class H	621,000	1,392

CNOOC Ltd.	5,124,433	4,960

Contemporary Amperex Technology Co. Ltd., Class A	40,100	1,243

COSCO SHIPPING Development Co. Ltd., Class A	184,700	56

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,600	62

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	382,000	159

COSCO SHIPPING Holdings Co. Ltd., Class A*	171,600	144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

COSCO SHIPPING Holdings Co. Ltd., Class H*	684,000	$335

Country Garden Holdings Co. Ltd.	2,194,879	2,704

Country Garden Services Holdings Co. Ltd.	403,000	2,608

CRRC Corp. Ltd., Class A	440,891	355

CRRC Corp. Ltd., Class H	1,253,991	502

CSC Financial Co. Ltd., Class A	47,600	351

CSPC Pharmaceutical Group Ltd.	1,609,600	3,123

Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	15,100	78

Dali Foods Group Co. Ltd.	565,500	346

Daqin Railway Co. Ltd., Class A	255,900	239

Dawning Information Industry Co. Ltd., Class A	19,320	108

DHC Software Co. Ltd., Class A	72,400	108

Dong-E-E-Jiao Co. Ltd., Class A	18,200	106

Dongfang Electric Corp. Ltd., Class A	60,600	90

Dongfeng Motor Group Co. Ltd., Class H	739,169	463

Dongxing Securities Co. Ltd., Class A	35,200	67

East Money Information Co. Ltd., Class A	139,920	493

ENN Energy Holdings Ltd.	226,079	2,466

Eve Energy Co. Ltd., Class A	32,597	237

Everbright Securities Co. Ltd., Class A	65,098	210

Fangda Carbon New Material Co. Ltd., Class A*	99,082	89

Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	81

Financial Street Holdings Co. Ltd., Class A	40,800	39

First Capital Securities Co. Ltd., Class A	72,300	118

Focus Media Information Technology Co. Ltd., Class A	235,400	280

Foshan Haitian Flavouring & Food Co. Ltd., Class A	46,404	1,109

Fosun International Ltd.	717,365	838

Founder Securities Co. Ltd., Class A*	133,500	165

Foxconn Industrial Internet Co. Ltd., Class A	128,400	257

Fujian Star-net Communication Co. Ltd., Class A	10,000	37

Fujian Sunner Development Co. Ltd., Class A	25,600	82

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Fuyao Glass Industry Group Co. Ltd., Class A	34,392	$164

Fuyao Glass Industry Group Co. Ltd., Class H(2)	144,800	533

Ganfeng Lithium Co. Ltd., Class A	18,800	151

G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	119

GCL System Integration Technology Co. Ltd., Class A*	78,000	43

GD Power Development Co. Ltd., Class A	362,600	108

GDS Holdings Ltd. ADR*	22,666	1,855

GEM Co. Ltd., Class A	48,800	34

Gemdale Corp., Class A	77,700	166

Genscript Biotech Corp.	278,000	458

GF Securities Co. Ltd., Class A	109,993	255

GF Securities Co. Ltd., Class H	354,800	452

Giant Network Group Co. Ltd., Class A	39,100	111

Gigadevice Semiconductor Beijing, Inc., Class A	7,700	197

Glodon Co. Ltd., Class A	7,300	79

GoerTek, Inc., Class A	56,900	340

GOME Retail Holdings Ltd.*	2,578,970	341

Gotion High-tech Co. Ltd., Class A*	20,200	71

Grandjoy Holdings Group Co. Ltd., Class A	91,900	63

Great Wall Motor Co. Ltd., Class H	889,296	1,133

Gree Electric Appliances, Inc. of Zhuhai, Class A	51,500	405

Greenland Holdings Corp. Ltd., Class A	152,500	143

Greentown Service Group Co. Ltd.	414,000	507

GRG Banking Equipment Co. Ltd., Class A	41,400	74

GSX Techedu, Inc. ADR*	22,158	1,997

Guangdong Haid Group Co. Ltd., Class A	27,200	246

Guangdong HEC Technology Holding Co. Ltd., Class A*	41,300	38

Guangdong Hongda Blasting Co. Ltd., Class A	12,100	90

Guanghui Energy Co. Ltd., Class A*	191,100	80

Guangzhou Automobile Group Co. Ltd., Class H	815,664	684

Guangzhou Baiyun International Airport Co. Ltd., Class A	45,000	90

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	30,600	$136

Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	60

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	106

Guangzhou R&F Properties Co. Ltd., Class H	356,814	461

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	170

Guangzhou Wondfo Biotech Co. Ltd., Class A	5,900	72

Guocheng Mining Co. Ltd., Class A*	19,500	48

Guosen Securities Co. Ltd., Class A	71,700	142

Guotai Junan Securities Co. Ltd., Class A	129,400	348

Guotai Junan Securities Co. Ltd., Class H(2)	148,000	207

Guoyuan Securities Co. Ltd., Class A	61,200	108

Haidilao International Holding Ltd.	228,000	1,650

Haier Smart Home Co. Ltd., Class A	118,497	380

Hainan Airlines Holding Co. Ltd., Class A*	283,000	73

Haitian International Holdings Ltd.	173,000	402

Haitong Securities Co. Ltd., Class A*	166,200	346

Haitong Securities Co. Ltd., Class H*	782,433	671

Hangzhou Hikvision Digital Technology Co. Ltd., Class A	160,900	904

Hangzhou Robam Appliances Co. Ltd., Class A	16,300	78

Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	54

Hangzhou Tigermed Consulting Co. Ltd., Class A	11,300	172

Hansoh Pharmaceutical Group Co. Ltd.(2)*	340,000	1,665

Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	68

Heilongjiang Agriculture Co. Ltd., Class A	30,600	83

Henan Shuanghui Investment & Development Co. Ltd., Class A	44,900	349

Hengan International Group Co. Ltd.	187,398	1,362

Hengli Petrochemical Co. Ltd., Class A	105,460	289

Hengtong Optic-electric Co. Ltd., Class A	27,860	59

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Hengyi Petrochemical Co. Ltd., Class A	57,330	$88

Hesteel Co. Ltd., Class A*	142,400	44

Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	219

Holitech Technology Co. Ltd., Class A	40,000	30

Hongfa Technology Co. Ltd., Class A	12,800	86

Hua Hong Semiconductor Ltd.*	126,000	487

Huaan Securities Co. Ltd., Class A	62,300	80

Huadian Power International Corp. Ltd., Class A	121,800	64

Huadong Medicine Co. Ltd., Class A	32,720	119

Huagong Tech Co. Ltd., Class A	17,300	58

Hualan Biological Engineering, Inc., Class A	27,070	227

Huaneng Power International, Inc., Class A	126,200	100

Huaneng Power International, Inc., Class H	944,501	366

Huatai Securities Co. Ltd., Class A	126,600	383

Huatai Securities Co. Ltd., Class H(2)	419,200	687

Huaxi Securities Co. Ltd., Class A	45,200	80

Huaxia Bank Co. Ltd., Class A	249,690	225

Huaxin Cement Co. Ltd., Class A	23,400	87

Huayu Automotive Systems Co. Ltd., Class A	54,500	200

Huazhu Group Ltd. ADR	45,587	1,971

Hubei Biocause Pharmaceutical Co. Ltd., Class A	120,900	94

Hubei Energy Group Co. Ltd., Class A	117,200	64

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	14,000	46

Hunan Valin Steel Co. Ltd., Class A	105,500	78

Hundsun Technologies, Inc., Class A	18,135	264

HUYA, Inc. ADR*	16,532	396

Iflytek Co. Ltd., Class A	43,500	220

Industrial & Commercial Bank of China Ltd., Class A	924,800	668

Industrial & Commercial Bank of China Ltd., Class H	17,435,023	9,089

Industrial Bank Co. Ltd., Class A	349,800	829

Industrial Securities Co. Ltd., Class A	128,600	157

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	873,200	147

Inner Mongolia First Machinery Group Co. Ltd., Class A	29,000	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	131,000	$140

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	100,000	38

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	104,400	593

Inner Mongolia Yitai Coal Co. Ltd., Class B	288,400	198

Innovent Biologics, Inc.*	269,500	2,007

Inspur Electronic Information Industry Co. Ltd., Class A	29,456	132

iQIYI, Inc. ADR*	63,506	1,434

Jafron Biomedical Co. Ltd., Class A	17,100	179

JD.com, Inc. ADR*	244,028	18,939

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	74,200	85

Jiangsu Expressway Co. Ltd., Class H	344,000	346

Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,568	258

Jiangsu Hengrui Medicine Co. Ltd., Class A	91,388	1,210

Jiangsu King’sLuck Brewery JSC Ltd., Class A	24,100	157

Jiangsu Shagang Co. Ltd., Class A	28,700	51

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	25,900	477

Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	68

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	95

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	107

Jiangsu Zhongtian Technology Co. Ltd., Class A	77,500	119

Jiangxi Copper Co. Ltd., Class A	51,499	108

Jiangxi Copper Co. Ltd., Class H	338,000	380

Jiangxi Zhengbang Technology Co. Ltd., Class A	38,200	103

Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	20,000	49

Jinduicheng Molybdenum Co. Ltd., Class A	46,200	40

Jinke Properties Group Co. Ltd., Class A	89,000	118

Jinyu Bio-Technology Co. Ltd., Class A	12,000	48

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	87

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Jointown Pharmaceutical Group Co. Ltd., Class A*	23,300	$58

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	149

Joyoung Co. Ltd., Class A	13,200	79

JOYY, Inc. ADR	16,632	1,342

Juewei Food Co. Ltd., Class A	11,600	140

Juneyao Airlines Co. Ltd., Class A	43,500	69

Kaisa Group Holdings Ltd.*	707,000	363

KE Holdings, Inc. ADR*	26,315	1,613

Kingdee International Software Group Co. Ltd.*	667,000	1,733

Kingsoft Corp. Ltd.	235,903	1,189

Koolearn Technology Holding Ltd.*	64,000	274

Kweichow Moutai Co. Ltd., Class A	21,595	5,309

KWG Group Holdings Ltd.	350,000	599

Laobaixing Pharmacy Chain JSC, Class A	7,840	96

Legend Holdings Corp., Class H(2)	141,200	172

Lenovo Group Ltd.	2,068,000	1,374

Lens Technology Co. Ltd., Class A	48,900	232

Leo Group Co. Ltd., Class A	116,300	50

Lepu Medical Technology Beijing Co. Ltd., Class A	32,100	160

Leyard Optoelectronic Co. Ltd., Class A	43,700	50

Li Ning Co. Ltd.	598,500	2,808

Liaoning Cheng Da Co. Ltd., Class A	26,300	90

Lingyi iTech Guangdong Co., Class A	95,100	157

Livzon Pharmaceutical Group, Inc., Class A	10,600	77

Logan Group Co. Ltd.	394,000	625

Lomon Billions Group Co. Ltd., Class A	29,100	100

Longfor Group Holdings Ltd.	514,731	2,893

LONGi Green Energy Technology Co. Ltd., Class A	62,787	692

Luenmei Quantum Co. Ltd., Class A	26,200	50

Luxshare Precision Industry Co. Ltd.,

Class A	116,905	987

Luye Pharma Group Ltd.	515,500	300

Luzhou Laojiao Co. Ltd., Class A	25,200	533

Maanshan Iron & Steel Co. Ltd., Class A	126,200	50

Mango Excellent Media Co. Ltd., Class A	29,570	293

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Maxscend Microelectronics Co. Ltd., Class A	2,500	$139

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	74,176	155

Meituan Dianping, Class B*	1,024,200	32,210

Metallurgical Corp. of China Ltd., Class A	307,400	119

Momo, Inc. ADR	43,177	594

Muyuan Foods Co. Ltd., Class A	64,456	701

NanJi E-Commerce Co. Ltd., Class A	42,000	107

Nanjing King-Friend Biochemical

Pharmaceutical Co. Ltd., Class A	8,580	57

Nanjing Securities Co. Ltd., Class A	54,800	114

Nanyang Topsec Technologies Group, Inc., Class A*	19,900	67

NARI Technology Co. Ltd., Class A	79,585	231

NAURA Technology Group Co. Ltd., Class A	8,500	199

NavInfo Co. Ltd., Class A	33,500	73

NetEase, Inc. ADR	23,655	10,755

New China Life Insurance Co. Ltd., Class A	35,900	329

New China Life Insurance Co. Ltd., Class H	237,352	895

New Hope Liuhe Co. Ltd., Class A	72,400	295

New Oriental Education & Technology

Group, Inc. ADR*	40,948	6,122

Newland Digital Technology Co. Ltd., Class A	18,100	42

Ninestar Corp., Class A	20,400	86

Ningbo Joyson Electronic Corp., Class A	21,800	71

Ningbo Tuopu Group Co. Ltd., Class A	18,100	107

NIO, Inc. ADR*	306,954	6,514

Noah Holdings Ltd. ADR*	9,530	248

Northeast Securities Co. Ltd., Class A	40,300	59

Oceanwide Holdings Co. Ltd., Class A	74,500	46

Offcn Education Technology Co. Ltd., Class A	25,800	124

Offshore Oil Engineering Co. Ltd., Class A	50,500	34

OFILM Group Co. Ltd., Class A	45,000	96

Oppein Home Group, Inc., Class A	6,720	106

Orient Securities Co. Ltd., Class A	102,687	166

Oriental Pearl Group Co. Ltd., Class A	79,480	113

Ovctek China, Inc., Class A	11,500	106

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Pacific Securities (The) Co. Ltd., Class A*	117,300	$70

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	259,900	79

People’s Insurance Co. Group of China (The) Ltd., Class A	103,700	103

People’s Insurance Co. Group of China (The) Ltd., Class H	2,378,535	711

Perfect World Co. Ltd., Class A	33,450	164

PetroChina Co. Ltd., Class A	371,700	224

PetroChina Co. Ltd., Class H	6,053,438	1,780

PICC Property & Casualty Co. Ltd., Class H	1,979,359	1,385

Pinduoduo, Inc. ADR*	78,062	5,788

Ping An Bank Co. Ltd., Class A	334,100	745

Ping An Healthcare and Technology Co. Ltd.(2) *	107,200	1,384

Ping An Insurance Group Co. of China Ltd., Class A	186,435	2,090

Ping An Insurance Group Co. of China Ltd., Class H	1,718,406	17,727

Poly Developments and Holdings Group Co. Ltd., Class A	205,400	480

Poly Property Services Co. Ltd.	32,400	252

Postal Savings Bank of China Co. Ltd., Class A	192,900	128

Postal Savings Bank of China Co. Ltd., Class H(2)	2,849,000	1,199

Power Construction Corp. of China Ltd., Class A	278,300	154

Proya Cosmetics Co. Ltd., Class A	3,400	72

Qingdao Rural Commercial Bank Corp., Class A	80,300	59

RiseSun Real Estate Development Co. Ltd., Class A	110,600	124

Rongsheng Petro Chemical Co. Ltd., Class A	90,200	250

SAIC Motor Corp. Ltd., Class A	134,193	378

Sanan Optoelectronics Co. Ltd., Class A	78,600	283

Sangfor Technologies, Inc., Class A	4,600	143

Sansteel Minguang Co. Ltd. Fujian, Class A	34,600	33

Sany Heavy Industry Co. Ltd., Class A	139,700	510

SDIC Capital Co. Ltd., Class A	67,600	152

SDIC Power Holdings Co. Ltd., Class A	137,800	183

Sealand Securities Co. Ltd., Class A	95,440	75

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Seazen Group Ltd.*	608,000	$519

Seazen Holdings Co. Ltd., Class A	38,194	197

Semiconductor Manufacturing International Corp.*	1,018,000	2,413

SF Holding Co. Ltd., Class A	50,600	606

SG Micro Corp., Class A	2,600	115

Shaanxi Coal Industry Co. Ltd., Class A	150,200	186

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	73

Shandong Gold Mining Co. Ltd., Class A(3)	60,137	225

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	39,500	143

Shandong Linglong Tyre Co. Ltd., Class A	31,800	137

Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	63

Shandong Sinocera Functional Material Co. Ltd., Class A	12,800	70

Shandong Sun Paper Industry JSC Ltd., Class A	34,000	70

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	712,116	1,427

Shanghai 2345 Network Holding Group Co. Ltd., Class A	99,300	42

Shanghai Baosight Software Co. Ltd., Class A	17,000	181

Shanghai Construction Group Co. Ltd., Class A	174,100	79

Shanghai Electric Group Co. Ltd., Class A*	161,200	119

Shanghai Electric Group Co. Ltd., Class H*	680,000	184

Shanghai Electric Power Co. Ltd., Class A	45,000	50

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	259

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	144,000	605

Shanghai International Airport Co. Ltd., Class A	19,700	199

Shanghai International Port Group Co. Ltd., Class A	195,000	120

Shanghai Jahwa United Co. Ltd., Class A	11,500	64

Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	83

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,401	$256

Shanghai M&G Stationery, Inc., Class A	15,800	158

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	42,300	126

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	213,947	359

Shanghai Pudong Development Bank Co. Ltd., Class A	505,392	697

Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,200	132

Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	114

Shanghai Tunnel Engineering Co. Ltd., Class A	39,500	33

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,800	110

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,200	104

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	27,200	24

Shanxi Meijin Energy Co. Ltd., Class A*	81,300	72

Shanxi Securities Co. Ltd., Class A	48,230	57

Shanxi Taigang Stainless Steel Co. Ltd., Class A	164,300	89

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,700	428

Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	56,420	36

Shenergy Co. Ltd., Class A	111,400	90

Shengyi Technology Co. Ltd., Class A	41,800	144

Shennan Circuits Co. Ltd., Class A	9,380	162

Shenwan Hongyuan Group Co. Ltd., Class A	367,100	286

Shenzhen Airport Co. Ltd., Class A	65,300	82

Shenzhen Energy Group Co. Ltd., Class A	101,656	80

Shenzhen Expressway Co. Ltd., Class H	212,000	184

Shenzhen Goodix Technology Co. Ltd., Class A	7,700	178

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	13,800	46

Shenzhen Inovance Technology Co. Ltd., Class A	32,200	275

Shenzhen Kaifa Technology Co. Ltd., Class A	18,700	57

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Shenzhen Kangtai Biological Products Co. Ltd., Class A	10,600	$285

Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	14,800	39

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,100	875

Shenzhen Overseas Chinese Town Co. Ltd., Class A	154,400	154

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	92

Shenzhen Sunway Communication Co. Ltd., Class A	15,400	124

Shenzhou International Group Holdings Ltd.	237,200	4,028

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,100	76

Siasun Robot & Automation Co. Ltd., Class A*	22,500	48

Sichuan Chuantou Energy Co. Ltd., Class A	83,800	121

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	95

Sichuan Languang Development Co. Ltd., Class A	42,100	31

Sichuan Swellfun Co. Ltd., Class A	8,400	80

Silergy Corp.	23,000	1,361

SINA Corp.*	17,964	765

Sinolink Securities Co. Ltd., Class A	66,100	148

Sino-Ocean Group Holding Ltd.	796,048	161

Sinopec Engineering Group Co. Ltd., Class H	364,500	134

Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	71

Sinopec Shanghai Petrochemical Co. Ltd., Class H	860,005	157

Sinopharm Group Co. Ltd., Class H	373,914	794

Sinotrans Ltd., Class A	75,400	41

Sinotruk Hong Kong Ltd.	191,000	491

SOHO China Ltd.*	585,778	158

Songcheng Performance Development Co. Ltd., Class A	43,200	116

SooChow Securities Co. Ltd., Class A	67,110	105

Southwest Securities Co. Ltd., Class A	131,700	102

Spring Airlines Co. Ltd., Class A	14,200	94

STO Express Co. Ltd., Class A	26,300	58

Sunac China Holdings Ltd.	733,000	2,879

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Suning.com Co. Ltd., Class A	177,100	$237

Sunny Optical Technology Group Co. Ltd.	204,525	3,132

Sunwoda Electronic Co. Ltd., Class A	22,300	89

Suofeiya Home Collection Co. Ltd., Class A	15,700	61

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	118

Suzhou Gold Mantis Construction

Decoration Co. Ltd., Class A	74,800	107

TAL Education Group ADR*	110,058	8,369

Tangshan Jidong Cement Co. Ltd., Class A	23,200	53

TBEA Co. Ltd., Class A	69,000	89

TCL Technology Group Corp., Class A	202,500	184

Tencent Holdings Ltd.	1,647,389	109,705

Tencent Music Entertainment Group ADR*	104,606	1,545

Thunder Software Technology Co. Ltd., Class A	7,200	91

Tianfeng Securities Co. Ltd., Class A	90,500	86

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	17,800	118

Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	51,700	41

Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	182

Tianma Microelectronics Co. Ltd., Class A	51,500	112

Tianqi Lithium Corp., Class A*	24,390	71

Tianshui Huatian Technology Co. Ltd., Class A	36,500	74

Tingyi Cayman Islands Holding Corp.	552,435	979

Toly Bread Co. Ltd., Class A	13,500	119

Tongcheng-Elong Holdings Ltd.*	244,400	448

TongFu Microelectronics Co. Ltd., Class A*	13,000	44

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	89

Tongkun Group Co. Ltd., Class A	50,100	102

Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	72

Tongwei Co. Ltd., Class A	64,100	252

Topchoice Medical Corp., Class A*	6,100	192

Topsports International Holdings Ltd.	355,000	491

Transfar Zhilian Co. Ltd., Class A	87,500	73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

TravelSky Technology Ltd., Class H	265,000	$567

Trip.com Group Ltd. ADR*	136,161	4,240

Tsingtao Brewery Co. Ltd., Class A	12,800	142

Tsingtao Brewery Co. Ltd., Class H	121,767	995

Tunghsu Optoelectronic Technology Co. Ltd., Class A*	151,600	68

Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,400	183

Uni-President China Holdings Ltd.	383,000	352

Unisplendour Corp. Ltd., Class A	48,048	180

Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	105

Venustech Group, Inc., Class A	10,800	55

Vipshop Holdings Ltd. ADR*	126,543	1,979

Visionox Technology, Inc., Class A*	600	1

Walvax Biotechnology Co. Ltd., Class A	27,100	203

Wanda Film Holding Co. Ltd., Class A*	45,800	120

Wangsu Science & Technology Co. Ltd., Class A	42,900	51

Wanhua Chemical Group Co. Ltd., Class A	56,000	574

Want Want China Holdings Ltd.	1,424,870	994

Weibo Corp. ADR*	14,783	539

Weichai Power Co. Ltd., Class A	101,700	227

Weichai Power Co. Ltd., Class H	544,812	1,098

Weifu High-Technology Group Co. Ltd., Class A	23,600	87

Weihai Guangwei Composites Co. Ltd., Class A	8,900	93

Wens Foodstuffs Group Co. Ltd., Class A	109,700	315

Western Securities Co. Ltd., Class A	61,100	85

Westone Information Industry, Inc., Class A	25,100	68

Will Semiconductor Ltd., Class A	10,100	265

Wingtech Technology Co. Ltd., Class A	15,800	273

Winning Health Technology Group Co. Ltd., Class A	43,030	124

Wonders Information Co. Ltd., Class A*	13,200	46

Wuchan Zhongda Group Co. Ltd., Class A	124,900	85

Wuhan Guide Infrared Co. Ltd., Class A	29,410	150

Wuhu Sanqi Interactive Entertainment

Network Technology Group Co. Ltd., Class A	36,500	213

Wuhu Token Science Co. Ltd., Class A	42,000	62

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Wuliangye Yibin Co. Ltd., Class A	66,800	$2,174

WUS Printed Circuit Kunshan Co. Ltd., Class A	33,800	94

WuXi AppTec Co. Ltd., Class A	35,660	534

WuXi AppTec Co. Ltd., Class H(2)	79,176	1,145

Wuxi Biologics Cayman, Inc.(2) *	292,500	7,178

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	130

Wuxi Taiji Industry Co. Ltd., Class A	36,200	55

XCMG Construction Machinery Co. Ltd., Class A	117,700	96

Xiamen C & D, Inc., Class A	28,100	35

Xiamen Intretech, Inc., Class A	7,800	67

Xiamen Tungsten Co. Ltd., Class A	24,200	48

Xiaomi Corp., Class B*	3,037,200	8,112

Xinhu Zhongbao Co. Ltd., Class A	163,100	81

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	96

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	195,236	171

Xinyi Solar Holdings Ltd.	1,169,879	1,873

XPeng, Inc. ADR*	29,844	599

Yango Group Co. Ltd., Class A	95,800	103

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	75

Yanzhou Coal Mining Co. Ltd., Class A	66,500	91

Yanzhou Coal Mining Co. Ltd., Class H	413,138	308

Yealink Network Technology Corp. Ltd., Class A	14,400	128

Yifan Pharmaceutical Co. Ltd., Class A	21,200	78

Yifeng Pharmacy Chain Co. Ltd., Class A	10,120	148

Yihai International Holding Ltd.*	135,000	2,127

Yintai Gold Co. Ltd., Class A	33,600	52

Yonghui Superstores Co. Ltd., Class A	165,300	190

Yonyou Network Technology Co. Ltd., Class A	61,035	344

Youngor Group Co. Ltd., Class A	86,300	87

Youzu Interactive Co. Ltd., Class A	14,000	36

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	19,100	52

Yum China Holdings, Inc.	114,184	6,046

Yunda Holding Co. Ltd., Class A	41,450	114

Yunnan Baiyao Group Co. Ltd., Class A	21,500	323

Yunnan Energy New Material Co. Ltd., Class A	13,800	187

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Yuzhou Group Holdings Co. Ltd.	524,186	$208

Zai Lab Ltd. ADR*	19,597	1,630

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,393	374

Zhaojin Mining Industry Co. Ltd., Class H	291,000	356

Zhejiang Century Huatong Group Co. Ltd., Class A*	145,460	204

Zhejiang Chint Electrics Co. Ltd., Class A	36,494	162

Zhejiang Dahua Technology Co. Ltd., Class A	48,500	147

Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	121

Zhejiang Expressway Co. Ltd., Class H	397,294	287

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	110

Zhejiang Huayou Cobalt Co. Ltd., Class A*	18,950	97

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	37,100	168

Zhejiang Juhua Co. Ltd., Class A	47,200	47

Zhejiang Longsheng Group Co. Ltd., Class A	50,800	102

Zhejiang NHU Co. Ltd., Class A	48,000	210

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	56,420	185

Zhejiang Semir Garment Co. Ltd., Class A	38,700	46

Zhejiang Supor Co. Ltd., Class A	13,000	151

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	37,600	37

Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	63

Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,100	83

Zhengzhou Yutong Bus Co. Ltd., Class A	43,300	100

Zhenro Properties Group Ltd.	446,000	274

Zheshang Securities Co. Ltd., Class A	47,800	124

ZhongAn Online P&C Insurance Co. Ltd., Class H*	107,800	538

Zhongji Innolight Co. Ltd., Class A	8,200	61

Zhongjin Gold Corp. Ltd., Class A	83,400	123

Zhongsheng Group Holdings Ltd.	158,500	996

Zhongtian Financial Group Co. Ltd., Class A*	120,600	60

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

China – 37.9% continued

Zhuzhou CRRC Times Electric Co. Ltd., Class H	149,774	$505

Zijin Mining Group Co. Ltd., Class A	342,100	311

Zijin Mining Group Co. Ltd., Class H	1,646,162	1,049

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	111,600	133

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	363,600	352

ZTE Corp., Class A	67,500	330

ZTE Corp., Class H	216,717	518

ZTO Express Cayman, Inc. ADR	116,348	3,481

		714,386

Colombia – 0.1%

Bancolombia S.A.	73,138	464

Ecopetrol S.A.	1,415,985	701

Grupo de Inversiones Suramericana S.A.	67,303	363

Interconexion Electrica S.A. ESP	127,536	679

		2,207

Czech Republic – 0.1%

CEZ A.S.	46,318	876

Komercni banka A.S.*	20,919	440

Moneta Money Bank A.S.(2)	151,153	348

		1,664

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.	400,524	1,691

Eastern Co. S.A.E.	290,572	222

ElSewedy Electric Co.	220,868	96

		2,009

Greece – 0.1%

FF Group(4) *	18,664	—

Hellenic Telecommunications Organization S.A.	68,867	994

JUMBO S.A.	30,650	539

Motor Oil Hellas Corinth Refineries S.A.	12,369	146

OPAP S.A.	58,955	559

		2,238

Hong Kong – 3.1%

Alibaba Health Information Technology Ltd.*	930,000	2,288

Alibaba Pictures Group Ltd.*	3,300,000	494

Beijing Enterprises Holdings Ltd.	139,771	421

Beijing Enterprises Water Group Ltd.*	1,419,886	550

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Hong Kong – 3.1% continued

Bosideng International Holdings Ltd.	908,000	$283

Brilliance China Automotive Holdings Ltd.	867,944	817

China Education Group Holdings Ltd.	218,000	400

China Everbright Environment Group Ltd.	1,057,629	601

China Everbright Ltd.	259,110	347

China Gas Holdings Ltd.	748,695	2,135

China Huishan Dairy Holdings(4) *	1,922,380	—

China Jinmao Holdings Group Ltd.	1,597,791	885

China Mengniu Dairy Co. Ltd.*	789,870	3,728

China Merchants Port Holdings Co. Ltd.	394,329	403

China Mobile Ltd. (Hong Kong Exchange)	1,762,508	11,331

China Overseas Land & Investment Ltd.	1,100,195	2,775

China Overseas Property Holdings Ltd.	375,000	307

China Power International Development Ltd.	1,219,000	226

China Resources Beer Holdings Co. Ltd.	418,948	2,570

China Resources Cement Holdings Ltd.	700,000	960

China Resources Gas Group Ltd.	273,958	1,227

China Resources Land Ltd.	919,432	4,181

China Resources Power Holdings Co. Ltd.	541,735	600

China State Construction International Holdings Ltd.	557,600	365

China Taiping Insurance Holdings Co. Ltd.	464,104	715

China Traditional Chinese Medicine Holdings Co. Ltd.	756,000	317

China Unicom Hong Kong Ltd.	1,754,494	1,150

COSCO SHIPPING Ports Ltd.	459,905	263

Far East Horizon Ltd.	568,000	462

Geely Automobile Holdings Ltd.	1,687,641	3,389

Guangdong Investment Ltd.	842,514	1,338

Haier Electronics Group Co. Ltd.	358,000	1,299

Hutchison China MediTech Ltd. ADR*	19,818	640

Kingboard Holdings Ltd.	185,500	613

Kingboard Laminates Holdings Ltd.	308,000	424

Kunlun Energy Co. Ltd.	1,117,230	736

Lee & Man Paper Manufacturing Ltd.	362,000	263

Nine Dragons Paper Holdings Ltd.	466,923	587

Shanghai Industrial Holdings Ltd.	124,043	165

Shanghai Industrial Urban Development Group Ltd.	24,809	2

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Hong Kong – 3.1% continued

Shenzhen International Holdings Ltd.	306,255	$488

Shenzhen Investment Ltd.	802,200	234

Shimao Group Holdings Ltd.	347,403	1,444

Sino Biopharmaceutical Ltd.	2,979,750	3,266

SSY Group Ltd.	440,000	251

Sun Art Retail Group Ltd.	668,500	741

Vinda International Holdings Ltd.	103,000	340

Wharf Holdings (The) Ltd.	437,000	873

Yuexiu Property Co. Ltd.	1,998,000	391

		58,285

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC*	117,762	642

OTP Bank Nyrt.*	64,284	1,933

Richter Gedeon Nyrt.	40,115	847

		3,422

India – 8.1%

Adani Ports & Special Economic Zone Ltd.	146,117	680

Ambuja Cements Ltd.	199,447	589

Asian Paints Ltd.	82,582	2,225

Aurobindo Pharma Ltd.	82,396	893

Avenue Supermarts Ltd.*	44,616	1,333

Axis Bank Ltd.*	649,581	3,771

Bajaj Auto Ltd.	19,961	780

Bajaj Finance Ltd.	51,646	2,320

Bajaj Finserv Ltd.	10,960	875

Bandhan Bank Ltd.*	207,948	778

Berger Paints India Ltd.	65,194	516

Bharat Forge Ltd.	64,960	396

Bharat Petroleum Corp. Ltd.	186,762	898

Bharti Airtel Ltd.	360,491	2,065

Bharti Infratel Ltd.	99,384	237

Biocon Ltd.*	82,651	504

Bosch Ltd.	1,709	319

Britannia Industries Ltd.	16,602	858

Cipla Ltd.	99,492	1,050

Coal India Ltd.	355,985	561

Colgate-Palmolive India Ltd.	18,953	368

Container Corp. of India Ltd.	58,358	290

Dabur India Ltd.	152,136	1,056

Divi’s Laboratories Ltd.	22,855	945

DLF Ltd.	174,412	363

Dr. Reddy’s Laboratories Ltd.	31,721	2,232

Dr. Reddy’s Laboratories Ltd. ADR	1,163	81

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

India – 8.1% continued

Eicher Motors Ltd.	38,390	$1,155

GAIL India Ltd.	453,020	536

Godrej Consumer Products Ltd.	117,355	1,156

Grasim Industries Ltd.	84,950	861

Havells India Ltd.	71,833	662

HCL Technologies Ltd.	311,512	3,429

HDFC Asset Management Co. Ltd.(2)	14,653	451

HDFC Life Insurance Co. Ltd.*	202,764	1,538

Hero MotoCorp Ltd.	28,087	1,203

Hindalco Industries Ltd.	335,185	802

Hindustan Petroleum Corp. Ltd.	174,925	431

Hindustan Unilever Ltd.	235,989	6,629

Housing Development Finance Corp. Ltd.	475,800	11,292

ICICI Bank Ltd.*	1,464,124	7,102

ICICI Lombard General Insurance Co. Ltd.	58,689	1,038

ICICI Prudential Life Insurance Co. Ltd.	97,182	558

Indian Oil Corp. Ltd.	541,627	545

Indraprastha Gas Ltd.	60,266	317

Info Edge India Ltd.	17,703	873

Infosys Ltd.	977,738	13,508

InterGlobe Aviation Ltd.(2) *	26,664	453

ITC Ltd.	847,902	1,975

JSW Steel Ltd.	242,797	920

Jubilant Foodworks Ltd.	20,830	662

Larsen & Toubro Ltd.	136,970	1,683

LIC Housing Finance Ltd.	81,279	306

Lupin Ltd.	63,701	870

Mahindra & Mahindra Ltd.	214,066	1,774

Marico Ltd.	129,589	640

Maruti Suzuki India Ltd.	34,676	3,186

Motherson Sumi Systems Ltd.	271,884	426

Nestle India Ltd.	6,640	1,433

NTPC Ltd.	681,501	787

Oil & Natural Gas Corp.Ltd.	722,070	681

Page Industries Ltd.	1,516	439

Petronet LNG Ltd.	172,191	517

Pidilite Industries Ltd.	34,989	682

Piramal Enterprises Ltd.	26,268	447

Power Grid Corp. of India Ltd.	525,485	1,160

REC Ltd.	198,370	268

Reliance Industries Ltd.	821,993	25,036

SBI Life Insurance Co. Ltd.*	114,796	1,269

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

India – 8.1% continued

Shree Cement Ltd.	2,485	$683

Shriram Transport Finance Co. Ltd.	26,871	227

Siemens Ltd.	20,440	352

State Bank of India*	512,246	1,297

Sun Pharmaceutical Industries Ltd.	240,994	1,640

Tata Consultancy Services Ltd.	258,450	8,766

Tata Consumer Products Ltd.	124,301	843

Tata Motors Ltd.*	487,569	888

Tata Steel Ltd.	100,218	492

Tech Mahindra Ltd.	133,025	1,434

Titan Co. Ltd.	89,173	1,458

Torrent Pharmaceuticals Ltd.	14,569	555

UltraTech Cement Ltd.	33,131	1,820

United Spirits Ltd.*	83,569	587

UPL Ltd.	142,525	977

Vedanta Ltd.	531,237	986

Wipro Ltd.	327,917	1,399

Zee Entertainment Enterprises Ltd.	248,735	709

		151,796

Indonesia – 1.2%

Ace Hardware Indonesia Tbk PT	1,968,700	210

Adaro Energy Tbk PT	4,130,720	316

Astra International Tbk PT	5,809,060	1,748

Bank Central Asia Tbk PT	2,830,192	5,165

Bank Mandiri Persero Tbk PT	5,357,010	1,798

Bank Negara Indonesia Persero Tbk PT	2,140,709	643

Bank Rakyat Indonesia Persero Tbk PT	15,929,190	3,268

Barito Pacific Tbk PT*	7,663,900	408

Charoen Pokphand Indonesia Tbk PT	2,117,635	811

Gudang Garam Tbk PT*	138,015	372

Hanjaya Mandala Sampoerna Tbk PT	2,555,900	241

Indah Kiat Pulp & Paper Corp. Tbk PT	785,000	476

Indocement Tunggal Prakarsa Tbk PT	422,503	296

Indofood CBP Sukses Makmur Tbk PT	781,600	530

Indofood Sukses Makmur Tbk PT	1,259,871	607

Kalbe Farma Tbk PT	6,194,480	647

Perusahaan Gas Negara Tbk PT	2,244,412	140

Semen Indonesia Persero Tbk PT	973,255	602

Telekomunikasi Indonesia Persero Tbk PT	14,214,662	2,452

Unilever Indonesia Tbk PT	2,189,640	1,195

United Tractors Tbk PT	481,671	741

XL Axiata Tbk PT	1,018,600	140

		22,806

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Malaysia – 1.7%

AMMB Holdings Bhd.	482,237	$349

Axiata Group Bhd.	788,903	562

Carlsberg Brewery Malaysia Bhd.	44,400	221

CIMB Group Holdings Bhd.	1,850,996	1,377

Dialog Group Bhd.	1,133,344	1,042

DiGi.Com Bhd.	892,500	867

Fraser & Neave Holdings Bhd.	43,100	334

Gamuda Bhd.	505,936	426

Genting Bhd.	611,900	470

Genting Malaysia Bhd.	852,000	428

Genting Plantations Bhd.	74,500	178

HAP Seng Consolidated Bhd.	172,600	297

Hartalega Holdings Bhd.	484,900	1,915

Hong Leong Bank Bhd.	186,598	678

Hong Leong Financial Group Bhd.	62,128	214

IHH Healthcare Bhd.	629,500	792

IOI Corp. Bhd.	721,440	774

Kossan Rubber Industries	183,700	613

Kuala Lumpur Kepong Bhd.	124,092	682

Malayan Banking Bhd.	1,129,059	1,967

Malaysia Airports Holdings Bhd.	312,593	358

Maxis Bhd.	673,251	824

MISC Bhd.	389,860	703

Nestle Malaysia Bhd.	20,200	688

Petronas Chemicals Group Bhd.	688,700	934

Petronas Dagangan Bhd.	87,600	418

Petronas Gas Bhd.	227,100	900

PPB Group Bhd.	183,700	842

Press Metal Aluminium Holdings Bhd.	405,600	504

Public Bank Bhd.	835,561	3,158

QL Resources Bhd.	209,500	495

RHB Bank Bhd.	449,546	495

Sime Darby Bhd.	781,128	469

Sime Darby Plantation Bhd.	597,928	729

Supermax Corp. Bhd.*	430,000	875

Telekom Malaysia Bhd.	326,586	326

Tenaga Nasional Bhd.	652,750	1,650

Top Glove Corp. Bhd.	1,365,900	2,759

Westports Holdings Bhd.	244,600	227

YTL Corp. Bhd.	957,095	156

		31,696

Mexico – 1.6%

Alfa S.A.B. de C.V., Class A	870,480	539

America Movil S.A.B. de C.V., Series L	9,657,135	6,032

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Mexico – 1.6% continued

Arca Continental S.A.B. de C.V.	126,484	$545

Becle S.A.B. de C.V.	157,200	320

Cemex S.A.B. de C.V., Series CPO	4,344,152	1,648

Coca-Cola Femsa S.A.B. de C.V.	150,722	611

Fibra Uno Administracion S.A. de C.V.	906,401	716

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	558,143	3,135

Gruma S.A.B. de C.V., Class B	64,805	717

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	109,452	878

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	59,630	692

Grupo Bimbo S.A.B. de C.V., Series A	462,428	860

Grupo Carso S.A.B. de C.V., Series A1	135,273	276

Grupo Financiero Banorte S.A.B. de C.V., Series O*	744,688	2,573

Grupo Financiero Inbursa S.A.B. de C.V., Series O*	663,933	513

Grupo Mexico S.A.B. de C.V., Series B	893,639	2,275

Grupo Televisa S.A.B., Series CPO*	689,714	853

Industrias Penoles S.A.B. de C.V.	39,444	636

Infraestructura Energetica Nova S.A.B. de C.V.	157,200	473

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	427,327	675

Megacable Holdings S.A.B. de C.V., Series CPO	83,551	242

Orbia Advance Corp. S.A.B. de C.V.	291,980	509

Promotora y Operadora de Infraestructura S.A.B. de C.V.*	65,855	463

Wal-Mart de Mexico S.A.B. de C.V.	1,503,283	3,597

		29,778

Pakistan – 0.0%

Habib Bank Ltd.	161,400	128

MCB Bank Ltd.	125,000	131

Oil & Gas Development Co. Ltd.	176,600	111

		370

Peru – 0.2%

Cia de Minas Buenaventura S.A.A. ADR	61,890	756

Credicorp Ltd.	19,456	2,412

Southern Copper Corp.	24,405	1,105

		4,273

Philippines – 0.7%

Aboitiz Equity Ventures, Inc.	570,189	543

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Philippines – 0.7% continued

Aboitiz Power Corp.	403,944	$213

Ayala Corp.	80,797	1,148

Ayala Land, Inc.	2,323,360	1,423

Bank of the Philippine Islands	258,686	342

BDO Unibank, Inc.	565,899	1,010

Globe Telecom, Inc.	9,555	410

GT Capital Holdings, Inc.	27,972	223

International Container Terminal Services, Inc.	287,070	652

JG Summit Holdings, Inc.	822,251	1,021

Jollibee Foods Corp.	123,093	368

Manila Electric Co.	66,140	370

Megaworld Corp.*	3,482,700	213

Metro Pacific Investments Corp.	3,895,400	280

Metropolitan Bank & Trust Co.	516,249	407

PLDT, Inc.	24,985	690

Puregold Price Club, Inc.	289,700	293

Robinsons Land Corp.	582,170	171

SM Investments Corp.	69,132	1,255

SM Prime Holdings, Inc.	2,900,713	1,764

Universal Robina Corp.	253,020	699

		13,495

Poland – 0.6%

Bank Polska Kasa Opieki S.A.*	52,727	685

CD Projekt S.A.*	19,309	2,087

Cyfrowy Polsat S.A.*	82,593	576

Dino Polska S.A.*	14,068	828

Grupa Lotos S.A.	26,527	236

KGHM Polska Miedz S.A.*	40,177	1,224

LPP S.A.*	372	631

mBank S.A.*	4,253	183

Orange Polska S.A.*	190,250	336

PGE Polska Grupa Energetyczna S.A.*	241,467	400

Polski Koncern Naftowy ORLEN S.A.	85,922	1,018

Polskie Gornictwo Naftowe i Gazownictwo S.A.	497,487	648

Powszechna Kasa Oszczednosci Bank Polski S.A.*	251,112	1,375

Powszechny Zaklad Ubezpieczen S.A.*	173,472	1,111

Santander Bank Polska S.A.*	10,254	377

		11,715

Qatar – 0.8%

Barwa Real Estate Co.	558,073	538

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Qatar – 0.8% continued

Commercial Bank PSQC (The)	569,135	$637

Industries Qatar QSC	520,878	1,410

Masraf Al Rayan QSC	1,054,670	1,207

Mesaieed Petrochemical Holding Co.	1,261,905	722

Ooredoo QPSC	270,562	497

Qatar Electricity & Water Co. QSC	154,684	720

Qatar Fuel QSC	139,814	681

Qatar International Islamic Bank QSC	212,858	491

Qatar Islamic Bank S.A.Q.	332,281	1,510

Qatar National Bank QPSC	1,298,851	6,484

		14,897

Romania – 0.0%

NEPI Rockcastle PLC	116,688	480

Russia – 2.9%

Alrosa PJSC	739,770	702

Gazprom PJSC	1,814,678	3,989

Gazprom PJSC ADR	816,297	3,551

Inter RAO UES PJSC	10,540,623	761

LUKOIL PJSC	59,858	3,449

LUKOIL PJSC ADR	59,399	3,434

Magnit PJSC	2,287	146

Magnit PJSC GDR (Registered)	92,947	1,387

Magnitogorsk Iron & Steel Works PJSC	653,100	324

MMC Norilsk Nickel PJSC	16,399	3,969

MMC Norilsk Nickel PJSC ADR	17,697	425

Mobile TeleSystems PJSC ADR	129,038	1,126

Moscow Exchange MICEX-RTS PJSC	391,976	738

Novatek PJSC GDR (Registered)	26,141	3,577

Novolipetsk Steel PJSC	343,990	760

PhosAgro PJSC GDR (Registered)	35,003	421

Polymetal International PLC	67,474	1,476

Polyus PJSC	9,632	2,015

Rosneft Oil Co. PJSC	178,275	879

Rosneft Oil Co. PJSC GDR (Registered)	157,036	770

Sberbank of Russia PJSC*	3,041,562	8,918

Sberbank of Russia PJSC (Moscow Exchange)*	56,000	165

Severstal PAO	49,527	632

Severstal PAO GDR (Registered)	10,645	135

Surgutneftegas PJSC	1,102,667	491

Surgutneftegas PJSC ADR	95,608	422

Tatneft PJSC	345,977	2,055

Tatneft PJSC ADR	1,663	60

Tatneft PJSC ADR (London Exchange)	8,388	300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Russia – 2.9% continued

VTB Bank PJSC*	800,566,738	$355

VTB Bank PJSC GDR(2) (5) *	11,036	10

VTB Bank PJSC GDR (Registered)*	67,875	56

X5 Retail Group N.V. GDR (Registered)	35,071	1,303

Yandex N.V., Class A*	86,669	5,631

		54,432

Saudi Arabia – 2.7%

Abdullah Al Othaim Markets Co.	12,656	437

Advanced Petrochemical Co.	30,924	487

Al Rajhi Bank	356,891	6,255

Alinma Bank*	281,245	1,226

Almarai Co. JSC	71,746	1,012

Arab National Bank	172,191	931

Bank AlBilad	105,467	679

Bank Al-Jazira	115,310	431

Banque Saudi Fransi	169,450	1,460

Bupa Arabia for Cooperative Insurance Co.*	17,219	564

Co for Cooperative Insurance (The)*	17,476	405

Dar Al Arkan Real Estate Development Co.*	154,388	386

Emaar Economic City*	109,771	295

Etihad Etisalat Co.*	108,279	825

Jarir Marketing Co.	16,912	845

National Commercial Bank	421,868	4,181

National Industrialization Co.*	94,064	334

Rabigh Refining & Petrochemical Co.*	62,849	262

Riyad Bank	387,429	1,926

Sahara International Petrochemical Co.	120,516	532

Samba Financial Group	281,245	2,018

Saudi Airlines Catering Co.	11,114	245

Saudi Arabian Fertilizer Co.	58,592	1,280

Saudi Arabian Mining Co.*	123,606	1,377

Saudi Arabian Oil Co.(2)	632,304	6,054

Saudi Basic Industries Corp.	258,286	6,091

Saudi British Bank (The)	206,393	1,393

Saudi Cement Co.	21,013	326

Saudi Electricity Co.	239,150	1,098

Saudi Industrial Investment Group	51,505	320

Saudi Kayan Petrochemical Co.*	210,996	660

Saudi Telecom Co.	172,191	4,615

Savola Group (The)	75,089	961

Yanbu National Petrochemical Co.	72,643	1,137

		51,048

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Singapore – 0.0%

BOC Aviation Ltd.(2)	59,400	$405

South Africa – 3.4%

Absa Group Ltd.	206,798	1,100

Anglo American Platinum Ltd.	15,478	1,074

AngloGold Ashanti Ltd.	119,345	3,118

Aspen Pharmacare Holdings Ltd.*	111,345	792

Bid Corp. Ltd.	96,256	1,483

Bidvest Group (The) Ltd.	83,005	683

Capitec Bank Holdings Ltd.	20,319	1,258

Clicks Group Ltd.	72,183	957

Discovery Ltd.	113,351	865

Exxaro Resources Ltd.	72,060	535

FirstRand Ltd.	1,368,363	3,362

Gold Fields Ltd.	253,503	3,101

Growthpoint Properties Ltd.	880,001	643

Harmony Gold Mining Co. Ltd.*	156,015	829

Impala Platinum Holdings Ltd.	229,310	1,990

Kumba Iron Ore Ltd.	18,486	546

Life Healthcare Group Holdings Ltd.	416,640	425

Momentum Metropolitan Holdings	285,352	264

Mr Price Group Ltd.	73,990	582

MTN Group Ltd.	486,681	1,637

MultiChoice Group	126,994	734

Naspers Ltd., Class N	125,171	22,077

Nedbank Group Ltd.	106,985	642

Northam Platinum Ltd.*	102,409	1,039

Old Mutual Ltd.	1,351,284	835

Pepkor Holdings Ltd.(2)	232,419	155

Rand Merchant Investment Holdings Ltd.	216,879	376

Reinet Investments S.C.A.	42,243	732

Remgro Ltd.	151,877	851

Sanlam Ltd.	511,589	1,585

Sasol Ltd.*	161,690	1,239

Shoprite Holdings Ltd.	144,249	1,176

Sibanye Stillwater Ltd.	652,534	1,816

SPAR Group (The) Ltd.	55,976	633

Standard Bank Group Ltd.	371,866	2,395

Tiger Brands Ltd.	46,303	527

Vodacom Group Ltd.	184,403	1,355

Woolworths Holdings Ltd.	285,867	600

		64,011

South Korea – 11.1%

Alteogen, Inc.*	5,229	805

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

South Korea – 11.1% continued

Amorepacific Corp.	9,227	$1,285

AMOREPACIFIC Group	8,413	349

BGF retail Co. Ltd.	2,232	235

BNK Financial Group, Inc.	79,507	342

Celltrion Healthcare Co. Ltd.*	19,516	1,462

Celltrion Pharm, Inc.*	4,752	458

Celltrion, Inc.*	27,070	5,956

Cheil Worldwide, Inc.	19,809	355

CJ CheilJedang Corp.	2,376	802

CJ Corp.	4,605	318

CJ ENM Co. Ltd.	3,191	388

CJ Logistics Corp.*	2,659	401

Coway Co. Ltd.*	13,766	945

Daelim Industrial Co. Ltd.	7,989	528

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	10,696	217

DB Insurance Co. Ltd.	14,222	554

Doosan Bobcat, Inc.	14,702	338

Douzone Bizon Co. Ltd.	5,535	497

E-MART, Inc.	5,599	671

Fila Holdings Corp.	16,763	521

GS Engineering & Construction Corp.	17,535	362

GS Holdings Corp.	14,665	393

GS Retail Co. Ltd.	7,937	229

Hana Financial Group, Inc.	86,165	2,051

Hankook Tire & Technology Co. Ltd.	21,330	569

Hanmi Pharm Co. Ltd.	1,869	437

Hanon Systems	53,657	566

Hanwha Corp.	11,199	241

Hanwha Solutions Corp.	30,122	1,006

HLB, Inc.*	12,716	1,142

Hotel Shilla Co. Ltd.	9,010	581

Hyundai Engineering & Construction Co. Ltd.	22,370	582

Hyundai Glovis Co. Ltd.	5,380	673

Hyundai Heavy Industries Holdings Co. Ltd.	2,804	519

Hyundai Marine & Fire Insurance Co. Ltd.	17,225	329

Hyundai Mobis Co. Ltd.	19,146	3,761

Hyundai Motor Co.	42,923	6,542

Hyundai Steel Co.	24,893	533

Industrial Bank of Korea	74,194	504

Kakao Corp.	16,436	5,116

Kangwon Land, Inc.	30,698	564

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

South Korea – 11.1% continued

KB Financial Group, Inc.	113,364	$3,656

Kia Motors Corp.	75,616	3,082

KMW Co. Ltd.*	7,542	506

Korea Aerospace Industries Ltd.	20,980	409

Korea Electric Power Corp.*	73,693	1,285

Korea Gas Corp.	7,741	162

Korea Investment Holdings Co. Ltd.	12,014	758

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	11,170	801

Korea Zinc Co. Ltd.	2,436	793

Korean Air Lines Co. Ltd.*	23,042	367

KT&G Corp.	33,490	2,364

Kumho Petrochemical Co. Ltd.	5,344	497

LG Chem Ltd.	13,168	7,352

LG Corp.	27,236	1,724

LG Display Co. Ltd.*	66,747	875

LG Electronics, Inc.	30,526	2,422

LG Household & Health Care Ltd.	2,689	3,338

LG Innotek Co. Ltd.	4,140	548

LG Uplus Corp.	61,397	603

Lotte Chemical Corp.	4,918	825

Lotte Corp.	7,684	188

Lotte Shopping Co. Ltd.	3,247	218

Meritz Securities Co. Ltd.	77,596	218

Mirae Asset Daewoo Co. Ltd.	83,441	615

NAVER Corp.	35,355	8,952

NCSoft Corp.	4,725	3,254

Netmarble Corp.(2) *	6,190	871

NH Investment & Securities Co. Ltd.	32,551	257

Orion Corp.	6,807	768

Ottogi Corp.	335	162

Pan Ocean Co. Ltd.*	76,849	223

Pearl Abyss Corp.*	1,730	298

POSCO	21,268	3,574

POSCO Chemical Co. Ltd.	5,998	429

Posco International Corp.	13,725	159

S-1 Corp.	4,958	371

Samsung Biologics Co. Ltd.*	4,747	2,799

Samsung C&T Corp.	24,497	2,197

Samsung Card Co. Ltd.	8,323	203

Samsung Electro-Mechanics Co. Ltd.	16,076	1,908

Samsung Electronics Co. Ltd.	1,372,624	69,161

Samsung Engineering Co. Ltd.*	45,663	411

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

South Korea – 11.1% continued

Samsung Fire & Marine Insurance Co. Ltd.	8,837	$1,374

Samsung Heavy Industries Co. Ltd.*	135,600	617

Samsung Life Insurance Co. Ltd.	20,088	1,047

Samsung SDI Co. Ltd.	15,787	5,844

Samsung SDS Co. Ltd.	9,992	1,447

Samsung Securities Co. Ltd.	17,519	458

Seegene, Inc.	5,277	1,177

Shin Poong Pharmaceutical Co. Ltd.*	8,375	905

Shinhan Financial Group Co. Ltd.	131,528	3,059

Shinsegae, Inc.	2,125	383

SK Holdings Co. Ltd.	10,096	1,712

SK Hynix, Inc.	156,694	11,243

SK Innovation Co. Ltd.	15,921	1,890

SK Telecom Co. Ltd.	11,161	2,270

SK Telecom Co. Ltd. ADR	1,900	43

S-Oil Corp.	12,923	570

Woori Financial Group, Inc.	155,460	1,141

Yuhan Corp.	13,315	726

		209,636

Taiwan – 12.4%

Accton Technology Corp.	144,000	1,113

Acer, Inc.	837,800	722

Advantech Co. Ltd.	109,793	1,104

ASE Technology Holding Co. Ltd.	931,928	1,915

Asia Cement Corp.	626,567	901

ASMedia Technology, Inc.	7,000	355

Asustek Computer, Inc.	201,546	1,771

AU Optronics Corp.*	2,485,215	968

Catcher Technology Co. Ltd.	198,111	1,247

Cathay Financial Holding Co. Ltd.	2,267,212	3,030

Chailease Holding Co. Ltd.	356,615	1,620

Chang Hwa Commercial Bank Ltd.	1,490,026	893

Cheng Shin Rubber Industry Co. Ltd.	511,184	652

Chicony Electronics Co. Ltd.	167,765	489

China Development Financial Holding Corp.	3,649,868	1,073

China Life Insurance Co. Ltd.	780,002	535

China Steel Corp.	3,386,156	2,396

Chunghwa Telecom Co. Ltd.	1,090,493	4,022

Compal Electronics, Inc.	1,200,759	792

CTBC Financial Holding Co. Ltd.	5,034,878	3,202

Delta Electronics, Inc.	558,343	3,661

E.Sun Financial Holding Co. Ltd.	3,239,886	2,866

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Taiwan – 12.4% continued

Eclat Textile Co. Ltd.	55,182	$688

Eva Airways Corp.	668,592	247

Evergreen Marine Corp. Taiwan Ltd.*	689,891	378

Far Eastern New Century Corp.	848,789	742

Far EasTone Telecommunications Co. Ltd.	457,345	964

Feng TAY Enterprise Co. Ltd.	115,928	698

First Financial Holding Co. Ltd.	2,946,691	2,096

Formosa Chemicals & Fibre Corp.	1,008,499	2,360

Formosa Petrochemical Corp.	327,487	906

Formosa Plastics Corp.	1,095,682	2,976

Formosa Taffeta Co. Ltd.	231,827	251

Foxconn Technology Co. Ltd.	264,131	471

Fubon Financial Holding Co. Ltd.	1,908,025	2,770

Giant Manufacturing Co. Ltd.	85,483	808

Globalwafers Co. Ltd.	62,000	825

Highwealth Construction Corp.	226,039	336

Hiwin Technologies Corp.	72,776	718

Hon Hai Precision Industry Co. Ltd.	3,615,942	9,680

Hotai Motor Co. Ltd.	85,900	1,917

Hua Nan Financial Holdings Co. Ltd.	2,397,465	1,462

Innolux Corp.*	2,378,900	776

Inventec Corp.	720,314	560

Largan Precision Co. Ltd.	29,835	3,486

Lite-On Technology Corp.	606,964	966

MediaTek, Inc.	433,334	9,138

Mega Financial Holding Co. Ltd.	3,121,543	2,999

Micro-Star International Co. Ltd.	193,000	892

Nan Ya Plastics Corp.	1,478,951	3,041

Nanya Technology Corp.	352,071	700

Nien Made Enterprise Co. Ltd.	47,000	560

Novatek Microelectronics Corp.	165,850	1,529

Pegatron Corp.	561,594	1,241

Phison Electronics Corp.	42,608	391

Pou Chen Corp.	686,093	622

Powertech Technology, Inc.	211,568	632

President Chain Store Corp.	163,220	1,484

Quanta Computer, Inc.	830,576	2,176

Realtek Semiconductor Corp.	145,457	1,862

Ruentex Development Co. Ltd.	237,135	319

Shanghai Commercial & Savings Bank (The) Ltd.	964,359	1,295

Shin Kong Financial Holding Co. Ltd.	3,149,344	878

SinoPac Financial Holdings Co. Ltd.	2,910,792	1,094

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Taiwan – 12.4% continued

Standard Foods Corp.	77,355	$163

Synnex Technology International Corp.	384,940	549

Taishin Financial Holding Co. Ltd.	2,815,611	1,245

Taiwan Business Bank	1,585,699	523

Taiwan Cement Corp.	1,399,824	2,007

Taiwan Cooperative Financial Holding Co. Ltd.	2,678,604	1,805

Taiwan High Speed Rail Corp.	565,000	618

Taiwan Mobile Co. Ltd.	473,076	1,579

Taiwan Semiconductor Manufacturing Co. Ltd.	7,079,749	106,328

Uni-President Enterprises Corp.	1,385,150	2,995

United Microelectronics Corp.	3,337,043	3,271

Vanguard International Semiconductor Corp.	258,000	861

Walsin Technology Corp.	92,000	493

Win Semiconductors Corp.	97,000	965

Winbond Electronics Corp.	873,000	423

Wistron Corp.	814,449	843

Wiwynn Corp.	23,000	522

WPG Holdings Ltd.	461,290	620

Ya Hsin Industrial Co. Ltd.(4) *	121,548	—

Yageo Corp.	105,377	1,287

Yuanta Financial Holding Co. Ltd.	2,785,846	1,719

Zhen Ding Technology Holding Ltd.	167,850	735

		232,812

Thailand – 1.7%

Advanced Info Service PCL (Registered)	194,000	1,047

Advanced Info Service PCL NVDR	139,099	753

Airports of Thailand PCL NVDR	1,229,900	2,201

Asset World Corp. PCL NVDR	1,836,700	203

B Grimm Power PCL NVDR (Registered)	224,600	300

Bangkok Bank PCL (Registered)	90,100	274

Bangkok Bank PCL NVDR	75,300	229

Bangkok Commercial Asset Management PCL NVDR (Registered)	510,100	319

Bangkok Dusit Medical Services PCL NVDR	2,736,400	1,678

Bangkok Expressway & Metro PCL NVDR (Registered)	2,193,198	593

Berli Jucker PCL NVDR	344,900	401

BTS Group Holdings PCL NVDR	2,265,000	680

Bumrungrad Hospital PCL NVDR	143,487	432

Central Pattana PCL NVDR	643,900	865

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Thailand – 1.7% continued

Central Retail Corp. PCL NVDR (Registered)*	510,358	$420

Charoen Pokphand Foods PCL NVDR	1,112,057	986

CP ALL PCL (Registered)	905,200	1,721

CP ALL PCL NVDR	770,436	1,466

Electricity Generating PCL NVDR	83,000	490

Energy Absolute PCL NVDR	428,100	531

Global Power Synergy PCL NVDR	207,400	379

Gulf Energy Development PCL NVDR (Registered)	731,950	705

Home Product Center PCL NVDR	1,698,304	773

Indorama Ventures PCL NVDR	466,547	311

Intouch Holdings PCL NVDR	644,100	1,046

IRPC PCL (Registered)	1,860,900	113

IRPC PCL NVDR	1,364,481	83

Kasikornbank PCL (Registered)	151,500	369

Kasikornbank PCL NVDR	332,947	811

Krung Thai Bank PCL (Registered)	699,750	195

Krung Thai Bank PCL NVDR	302,893	85

Krungthai Card PCL NVDR	221,900	245

Land & Houses PCL NVDR	2,429,100	522

Minor International PCL NVDR*	892,330	565

Muangthai Capital PCL NVDR (Registered)	212,900	332

Osotspa PCL NVDR	213,900	237

PTT Exploration & Production PCL (Registered)	242,500	605

PTT Exploration & Production PCL NVDR	156,243	394

PTT Global Chemical PCL (Registered)	189,814	235

PTT Global Chemical PCL NVDR	468,476	587

PTT PCL (Registered)	1,835,000	1,853

PTT PCL NVDR	1,443,800	1,461

Ratch Group PCL NVDR	231,700	368

Siam Cement (The) PCL (Registered)	51,000	518

Siam Cement (The) PCL NVDR	173,098	1,761

Siam Commercial Bank (The) PCL (Registered)	232,700	477

Siam Commercial Bank (The) PCL NVDR	2,076	4

Srisawad Corp. PCL NVDR	215,700	332

Thai Oil PCL (Registered)	97,800	99

Thai Oil PCL NVDR	224,195	227

Thai Union Group PCL NVDR	1,060,000	469

TMB Bank PCL NVDR	7,051,563	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.5% (1) continued

Thailand – 1.7% continued

Total Access Communication PCL NVDR	198,100	$203

True Corp. PCL NVDR	3,378,252	331

		32,482

Turkey – 0.4%

Akbank T.A.S.*	895,393	597

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	59,009	158

Aselsan Elektronik Sanayi Ve Ticaret A.S.	199,182	498

BIM Birlesik Magazalar A.S.	130,693	1,177

Eregli Demir ve Celik Fabrikalari T.A.S.	401,693	491

Ford Otomotiv Sanayi A.S.	20,141	228

Haci Omer Sabanci Holding A.S.	276,836	298

Is Gayrimenkul Yatirim Ortakligi A.S.(6) *	1	—

KOC Holding A.S.	214,067	406

Tupras Turkiye Petrol Rafinerileri A.S.*	35,005	360

Turk Hava Yollari A.O.*	158,415	215

Turkcell Iletisim Hizmetleri A.S.	315,683	621

Turkiye Garanti Bankasi A.S.*	668,602	614

Turkiye Is Bankasi A.S., Class C*	429,178	297

Turkiye Sise ve Cam Fabrikalari A.S.	396,264	375

Yapi ve Kredi Bankasi A.S.*	848,462	234

		6,569

United Arab Emirates – 0.6%

Abu Dhabi Commercial Bank PJSC	798,665	1,229

Aldar Properties PJSC	1,105,664	606

Dubai Islamic Bank PJSC	519,496	614

Emaar Malls PJSC*	746,982	303

Emaar Properties PJSC*	1,006,822	766

Emirates NBD Bank PJSC	726,183	2,114

Emirates Telecommunications Group Co. PJSC	499,167	2,268

First Abu Dhabi Bank PJSC	783,469	2,400

		10,300

Total Common Stocks

(Cost $1,160,610)		1,799,883

PREFERRED STOCKS – 2.0% (1)

Brazil – 1.1%

Banco Bradesco S.A., 8.80%(7)	1,272,801	4,417

Braskem S.A., Class A, 4.03%(7)	53,041	197

Centrais Eletricas Brasileiras S.A., Class B, 5.89%(7)	72,241	403

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 2.0% (1) continued

Brazil – 1.1% continued

Cia Energetica de MinasGerais, 2.36%(7)	275,644	$495

Cia Paranaense de Energia, Class B*	29,400	326

Gerdau S.A., 0.58%(7)	312,361	1,162

Itau Unibanco Holding S.A., 0.80%(7)	1,390,639	5,601

Itausa S.A., 0.90%(7)	1,267,539	1,995

Lojas Americanas S.A.*	260,580	1,311

Petroleo Brasileiro S.A., 0.00%(7) (8)	1,366,495	4,794

Telefonica Brasil S.A., 6.17%(7)	128,473	996

		21,697

Chile – 0.1%

Embotelladora Andina S.A., Class B, 5.10%(7)	100,164	221

Sociedad Quimica y Minera de Chile S.A., Class B, 2.77%(7)	32,844	1,067

		1,288

Colombia – 0.0%

Bancolombia S.A., 4.66%(7)	117,908	761

Bancolombia S.A. ADR, 4.78%(7)	2,352	60

		821

Russia – 0.1%

Surgutneftegas PJSC, 2.45%(7)	1,989,237	1,006

South Korea – 0.7%

Amorepacific Corp., 1.74%(7)	2,625	131

Hyundai Motor Co., 3.61%(7)	6,640	479

Hyundai Motor Co. (2nd Preferred), 3.51%(7)	10,470	789

LG Chem Ltd., 0.64%(7)	2,206	603

LG Household & Health Care Ltd., 1.56%(7)	613	372

Samsung Electronics Co. Ltd., 2.81%(7)	236,156	10,188

		12,562

Total Preferred Stocks

(Cost $40,004)		37,374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd., 8.00%, 8/28/22 (INR)	$747	$11

Total Foreign Issuer Bonds

(Cost $10)		11

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

RIGHTS – 0.0%

China – 0.0%

Legend Holdings Corp., Class H(4) *	17,469	$—

Thailand – 0.0%

Siam Cement (The) PCL NVDR(4) *	7,188	—

Total Rights

(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Srisawad Corp. PCL NVDR, Exp. 6/23/26, Strike $100.00*	8,628	$3

Total Warrants

(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.6%

iShares MSCI Emerging Markets ETF	100,000	$4,409

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	25,393,824	25,394

Total Investment Companies

(Cost $29,791)		29,803

Total Investments – 99.1%

(Cost $1,230,415)		1,867,074

Other Assets less Liabilities – 0.9%		17,524

Net Assets – 100.0%		$1,884,598

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.

(5)

Restricted security that has been deemed illiquid. At September 30, 2020, the value of this restricted illiquid security amounted to approximately $10,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(6)	Value rounds to less than one thousand.

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(8)	Current yield is less than 0.01%.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(10)	7-day current yield as of September 30, 2020 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

INR - Indian Rupee

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Goldman Sachs	Brazilian Real	2,522	United States Dollar	472	12/16/20	$24

Toronto-Dominion Bank	United States Dollar	683	Hong Kong Dollar	5,300	12/16/20	— *

Subtotal Appreciation						24

Citibank	Indian Rupee	27,953	United States Dollar	377	12/16/20	— *

Citibank	Korean Won	1,881,670	United States Dollar	1,586	12/16/20	(28)

Citibank	Taiwan Dollar	103,009	United States Dollar	3,555	12/16/20	(44)

Citibank	United States Dollar	137	Brazilian Real	730	12/16/20	(7)

Goldman Sachs	South African Rand	6,293	United States Dollar	370	12/17/20	(2)

Morgan Stanley	United States Dollar	185	South African Rand	3,110	12/17/20	(1)

UBS	Hong Kong Dollar	16,974	United States Dollar	2,189	12/16/20	(1)

Subtotal Depreciation						(83)

Total						$(59)

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER30, 2020 (UNAUDITED)

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI Emerging Markets Index (United States Dollar)	801	$43,594	Long	12/20	$(133)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	12.7%

Consumer Discretionary	20.1

Consumer Staples	6.1

Energy	5.4

Financials	17.3

Health Care	4.3

Industrials	4.4

Information Technology	18.5

Materials	6.9

Real Estate	2.4

Utilities	1.9

Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

Hong Kong Dollar	22.6%

United States Dollar	15.7

Taiwan Dollar	12.8

Korean Won	12.1

Indian Rupee	8.2

Chinese Yuan Renminbi	5.0

All other currencies less than 5%	23.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$2,265	$—	$—	$2,265

Brazil	62,370	—	—	62,370

Chile	8,036	—	—	8,036

China	261,795	452,366	225	714,386

Colombia	2,207	—	—	2,207

Hong Kong	640	57,645	—	58,285

India	81	151,715	—	151,796

Mexico	29,778	—	—	29,778

Peru	4,273	—	—	4,273

Russia	1,291	53,141	—	54,432

South Korea	43	209,593	—	209,636

All Other Countries(1)	—	502,419	—	502,419

Total Common Stocks	372,779	1,426,879	225	1,799,883

Preferred Stocks:

Russia	—	1,006	—	1,006

South Korea	—	12,562	—	12,562

All Other Countries(1)	23,806	—	—	23,806

Total Preferred Stocks	23,806	13,568	—	37,374

Foreign Issuer Bonds(1)	—	11	—	11

Warrants	3	—	—	3

Investment Companies	29,803	—	—	29,803

Total Investments	$426,391	$1,440,458	$225	$1,867,074

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign

Currency Exchange

Contracts	$—	$24	$—	$24

Liabilities

Forward Foreign

Currency Exchange

Contracts	—	(83)	—	(83)

Futures Contracts	(133)	—	—	(133)

Total Other Financial Instruments	$(133)	$(59)	$—	$(192)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1)

Australia – 3.1%

Abacus Property Group	298,219	$623

Aventus Group	284,173	483

BGP Holdings PLC(2) *	6,535,576	—

BWP Trust	392,247	1,137

Cedar Woods Properties Ltd.	52,949	218

Centuria Industrial REIT	340,571	761

Centuria Office REIT	329,064	481

Charter Hall Long Wale REIT	358,258	1,290

Charter Hall Retail REIT	423,024	1,021

Charter Hall Social Infrastructure REIT	260,570	529

Dexus	885,544	5,651

GDI Property Group	408,160	308

GPT Group (The)	1,581,879	4,433

Growthpoint Properties Australia Ltd.	229,819	553

Ingenia Communities Group	230,409	754

Investec Australia Property Fund	400,836	374

Lifestyle Communities Ltd.	72,371	511

Mirvac Group	3,198,230	5,009

National Storage REIT	798,368	1,040

Scentre Group	4,205,218	6,654

Shopping Centres Australasia Property Group	865,472	1,329

Stockland	1,930,274	5,243

Vicinity Centres	3,121,522	3,085

Waypoint REIT	571,582	1,112

		42,599

Austria – 0.2%

CA Immobilien Anlagen A.G.	52,012	1,540

IMMOFINANZ A.G.*	63,150	999

S IMMO A.G.*	36,678	624

		3,163

Belgium – 0.9%

Aedifica S.A.	21,702	2,649

Befimmo S.A.	18,668	835

Cofinimmo S.A.	19,823	2,977

Intervest Offices & Warehouses N.V.	16,285	431

Montea - C.V.A.	8,401	994

Retail Estates N.V.	8,069	526

Warehouses De Pauw - C.V.A.	105,420	3,836

		12,248

Brazil – 0.3%

Aliansce Sonae Shopping Centers S.A.*	112,400	476

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Brazil – 0.3% continued

BR Malls Participacoes S.A.*	658,813	$985

BR Properties S.A.	187,552	299

Iguatemi Empresa de Shopping Centers S.A.	66,903	366

Jereissati Participacoes S.A.	32,700	120

JHSF Participacoes S.A.	228,963	285

LOG Commercial Properties e Participacoes S.A.	35,800	191

Multiplan Empreendimentos Imobiliarios S.A.*	229,372	796

		3,518

Canada – 1.3%

Allied Properties Real Estate Investment Trust	48,908	1,317

Artis Real Estate Investment Trust	54,449	325

Boardwalk Real Estate Investment Trust	19,006	392

Canadian Apartment Properties REIT	67,713	2,362

City Office REIT, Inc.	37,562	282

Cominar Real Estate Investment Trust, Class U	74,001	408

Crombie Real Estate Investment Trust	35,360	350

CT Real Estate Investment Trust	43,351	455

Dream Industrial Real Estate Investment Trust	48,049	408

Dream Office Real Estate Investment Trust	21,818	297

First Capital Real Estate Investment Trust	85,175	829

Granite Real Estate Investment Trust	21,363	1,240

H&R Real Estate Investment Trust	114,228	830

InterRent Real Estate Investment Trust	54,095	512

Killam Apartment Real Estate Investment Trust	39,605	516

Minto Apartment Real Estate Investment Trust	14,560	200

Morguard North American Residential Real Estate Investment Trust	18,120	197

Morguard Real Estate Investment Trust	22,272	71

Northview Apartment Real Estate Investment Trust	32,734	885

NorthWest Healthcare Properties Real Estate Investment Trust	65,306	557

RioCan Real Estate Investment Trust	127,103	1,342

Slate Grocery REIT	15,896	125

SmartCentres Real Estate Investment Trust	58,860	884

Summit Industrial Income REIT	57,505	555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Canada – 1.3% continued

Tricon Residential, Inc.	156,992	$1,302

WPT Industrial Real Estate Investment Trust	35,085	446

		17,087

Chile – 0.1%

Cencosud Shopping S.A.	401,010	575

Parque Arauco S.A.	479,332	671

		1,246

China – 4.4%

Agile Group Holdings Ltd.	983,226	1,292

Beijing Capital Development Co. Ltd., Class A	146,200	144

Beijing Capital Land Ltd., Class H	1,314,000	225

Beijing North Star Co. Ltd., Class H	674,000	127

Central China Real Estate Ltd.	666,000	306

China Aoyuan Group Ltd.	932,000	956

China Enterprise Co. Ltd., Class A	226,400	130

China Evergrande Group	1,510,000	3,861

China Fortune Land Development Co. Ltd., Class A	201,240	449

China Logistics Property Holdings Co. Ltd.*	501,000	226

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	318,900	711

China SCE Group Holdings Ltd.	1,381,000	619

China Vanke Co. Ltd., Class A	485,740	2,005

China Vanke Co. Ltd., Class H	1,391,141	4,268

CIFI Holdings Group Co. Ltd.	2,607,137	1,926

Country Garden Holdings Co. Ltd.	6,142,405	7,568

DaFa Properties Group Ltd.	243,000	216

Dexin China Holdings Co. Ltd.*	604,000	227

Fantasia Holdings Group Co. Ltd.*	1,071,000	209

Financial Street Holdings Co. Ltd., Class A	170,300	163

Gemdale Corp., Class A	218,300	467

Grandjoy Holdings Group Co. Ltd., Class A	160,800	110

Greenland Hong Kong Holdings Ltd.	633,000	195

Guangzhou R&F Properties Co. Ltd., Class H	1,065,402	1,376

Guorui Properties Ltd.	1,058,000	116

Huijing Holdings Co. Ltd.	734,000	210

Jingrui Holdings Ltd.	147,000	40

Jinke Properties Group Co. Ltd., Class A	284,000	378

JY Grandmark Holdings Ltd.	305,000	125

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

China – 4.4% continued

Kaisa Group Holdings Ltd.*	2,006,000	$1,030

KWG Group Holdings Ltd.	1,043,594	1,785

Logan Group Co. Ltd.	1,133,000	1,797

Longfor Group Holdings Ltd.	1,464,500	8,232

Poly Developments and Holdings Group Co. Ltd., Class A	576,800	1,347

Redco Properties Group Ltd.	906,000	384

Redsun Properties Group Ltd.	762,000	281

RiseSun Real Estate Development Co. Ltd., Class A	194,300	218

Ronshine China Holdings Ltd.*	447,500	315

Seazen Group Ltd.*	1,786,000	1,523

Seazen Holdings Co. Ltd., Class A	99,100	510

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	904,951	758

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	86,800	242

Shui On Land Ltd.	3,124,777	396

Sichuan Languang Development Co. Ltd., Class A	171,700	127

Sino-Ocean Group Holding Ltd.	2,393,000	483

Skyfame Realty Holdings Ltd.	1,800,000	228

SOHO China Ltd.*	1,662,256	449

Sunac China Holdings Ltd.	2,087,050	8,198

Xinhu Zhongbao Co. Ltd., Class A	485,900	241

Xinji Shaxi Group Co. Ltd.	351,000	112

Yango Group Co. Ltd., Class A	229,900	247

Yincheng International Holding Co. Ltd.	378,000	118

Yuzhou Group Holdings Co. Ltd.	1,463,061	580

Zhenro Properties Group Ltd.	1,232,000	756

Zhongtian Financial Group Co. Ltd., Class A*	390,000	193

		59,195

Egypt – 0.1%

Heliopolis Housing	331,796	124

Medinet Nasr Housing	661,369	135

Palm Hills Developments S.A.E.*	1,453,248	130

Six of October Development & Investment	173,518	138

Talaat Moustafa Group	716,052	288

		815

Finland – 0.0%

Citycon OYJ	51,448	405

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

France – 1.3%

Carmila S.A.	38,360	$348

Covivio	41,836	2,953

Gecina S.A.	36,960	4,890

ICADE	24,138	1,355

Klepierre S.A.	159,088	2,232

Mercialys S.A.	51,993	287

Nexity S.A.	34,732	1,057

Unibail-Rodamco-Westfield	111,936	4,130

		17,252

Germany – 4.9%

ADO Properties S.A.*	50,120	1,389

alstria office REIT-A.G.	130,311	1,813

Aroundtown S.A.*	809,119	4,067

Deutsche EuroShop A.G.*	40,645	505

Deutsche Wohnen S.E.	276,804	13,851

DIC Asset A.G.	38,864	467

Grand City Properties S.A.	88,476	2,138

Hamborner REIT A.G.*	53,121	543

LEG Immobilien A.G.	55,980	7,991

Sirius Real Estate Ltd.	774,224	728

TAG Immobilien A.G.*	119,549	3,608

Vonovia S.E.	417,153	28,666

		65,766

Greece – 0.0%

LAMDA Development S.A.*	55,757	361

Hong Kong – 7.7%

C&D International Investment Group Ltd.	233,000	397

Champion REIT	1,661,846	825

China Jinmao Holdings Group Ltd.	4,608,000	2,551

China Merchants Commercial Real Estate Investment Trust	578,000	174

China Merchants Land Ltd.	1,164,000	166

China Overseas Grand Oceans Group Ltd.	1,416,500	810

China Overseas Land & Investment Ltd.	3,129,042	7,891

China Resources Land Ltd.	2,610,155	11,871

China South City Holdings Ltd.	3,526,000	324

China Vast Industrial Urban Development Co. Ltd.*	315,000	132

Chinese Estates Holdings Ltd.	366,500	201

CK Asset Holdings Ltd.	2,079,500	10,146

Cosmopolitan International Holdings Ltd.*	1,232,000	247

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Hong Kong – 7.7% continued

CSI Properties Ltd.	1,780,000	$53

Far East Consortium International Ltd.	922,096	258

Fortune Real Estate Investment Trust	1,184,000	992

Gemdale Properties & Investment Corp. Ltd.	4,562,000	775

Hang Lung Group Ltd.	718,000	1,636

Hang Lung Properties Ltd.	1,659,452	4,232

Henderson Land Development Co. Ltd.	1,185,555	4,374

HKC Holdings Ltd.	149,000	79

Hongkong Land Holdings Ltd.	963,418	3,588

Hysan Development Co. Ltd.	513,045	1,535

Jiayuan International Group Ltd.	1,072,303	447

K Wah International Holdings Ltd.	996,802	480

Kerry Properties Ltd.	543,599	1,389

Lai Sun Development Co. Ltd.	141,187	127

Langham Hospitality Investments and Langham Hospitality Investments Ltd.	756,000	93

Link REIT	1,673,602	13,681

LVGEM China Real Estate Investment Co. Ltd.	772,000	263

Poly Property Group Co. Ltd.	1,622,000	453

Prosperity REIT	1,010,000	299

Road King Infrastructure Ltd.	172,000	206

Shanghai Industrial Urban Development Group Ltd.	1,786,000	171

Shenzhen Investment Ltd.	2,477,191	724

Shimao Group Holdings Ltd.	1,003,869	4,172

Silver Grant International Holdings Group Ltd.*	482,000	61

Sino Land Co. Ltd.	2,512,475	2,924

Sun Hung Kai Properties Ltd.	1,050,425	13,466

Sunlight Real Estate Investment Trust	805,000	362

Swire Properties Ltd.	921,600	2,435

Wharf Holdings (The) Ltd.	1,201,317	2,401

Wharf Real Estate Investment Co. Ltd.	1,367,317	5,597

Yuexiu Property Co. Ltd.	5,463,442	1,069

Yuexiu Real Estate Investment Trust	1,298,000	604

Zhuguang Holdings Group Co. Ltd.*	786,000	126

		104,807

India – 0.2%

DLF Ltd.	480,191	999

Godrej Properties Ltd.*	48,824	573

Indiabulls Real Estate Ltd.*	165,598	116

Oberoi Realty Ltd.*	39,583	213

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

India – 0.2% continued

Phoenix Mills (The) Ltd.	70,103	$557

Prestige Estates Projects Ltd.	113,504	391

Sunteck Realty Ltd.	41,233	154

		3,003

Indonesia – 0.1%

Ciputra Development Tbk PT	6,800,936	297

Lippo Karawaci Tbk PT*	26,091,410	209

Pakuwon Jati Tbk PT*	13,062,840	311

Rimo International Lestari Tbk PT(3) *	42,545,100	107

Summarecon Agung Tbk PT*	5,870,000	221

		1,145

Ireland – 0.1%

Hibernia REIT PLC	562,032	657

Irish Residential Properties REIT PLC	363,899	601

		1,258

Israel – 0.5%

AFI Properties Ltd.*	20,758	504

Amot Investments Ltd.	135,247	618

Azrieli Group Ltd.	34,840	1,552

Bayside Land Corp.	1,117	644

Blue Square Real Estate Ltd.	4,284	165

Mega Or Holdings Ltd.	19,314	466

Melisron Ltd.	17,639	567

Mivne Real Estate KD Ltd.	493,529	917

Property & Building Corp. Ltd.	2,078	142

Reit 1 Ltd.	146,492	537

Summit Real Estate Holdings Ltd.	28,944	250

YH Dimri Construction & Development Ltd.	6,280	184

		6,546

Italy – 0.0%

Immobiliare Grande Distribuzione SIIQ S.p.A.	49,211	171

Japan – 11.2%

Activia Properties, Inc.	533	2,027

Advance Residence Investment Corp.	1,070	3,161

Aeon Mall Co. Ltd.	83,266	1,171

AEON REIT Investment Corp.	1,247	1,439

Comforia Residential REIT, Inc.	498	1,456

CRE Logistics REIT, Inc.	260	386

Daibiru Corp.	37,800	439

Daiwa House Industry Co. Ltd.	456,000	11,716

Daiwa House REIT Investment Corp.	1,610	4,123

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Japan – 11.2% continued

Daiwa Office Investment Corp.	263	$1,509

Daiwa Securities Living Investments Corp.	1,444	1,492

Frontier Real Estate Investment Corp.	385	1,313

Fukuoka REIT Corp.	553	717

Global One Real Estate Investment Corp.	795	767

GLP J-Reit	2,950	4,554

Goldcrest Co. Ltd.	14,900	195

Hankyu Hanshin REIT, Inc.	457	531

Heiwa Real Estate Co. Ltd.	26,900	742

Heiwa Real Estate REIT, Inc.	713	790

Hoshino Resorts REIT, Inc.	175	881

Hulic Co. Ltd.	238,540	2,237

Hulic Reit, Inc.	973	1,289

Ichigo Office REIT Investment Corp.	998	729

Ichigo, Inc.	182,300	531

Industrial & Infrastructure Fund Investment Corp.	1,374	2,354

Invesco Office J-Reit, Inc.	7,251	1,008

Invincible Investment Corp.	4,997	1,488

Itochu Advance Logistics Investment Corp.	365	511

Japan Excellent, Inc.	1,003	1,173

Japan Hotel REIT Investment Corp.	3,618	1,786

Japan Logistics Fund, Inc.	699	2,005

Japan Prime Realty Investment Corp.	659	2,046

Japan Real Estate Investment Corp.	1,072	5,481

Japan Retail Fund Investment Corp.	2,121	3,284

Katitas Co. Ltd.	39,000	1,107

Keihanshin Building Co. Ltd.	24,700	401

Kenedix Office Investment Corp.	349	2,095

Kenedix Residential Next Investment Corp.	745	1,319

Kenedix Retail REIT Corp.	420	844

LaSalle Logiport REIT	1,257	2,099

Leopalace21 Corp.*	94,800	172

MCUBS MidCity Investment Corp.	1,395	1,078

Mirai Corp.	1,259	476

Mitsubishi Estate Co. Ltd.	952,980	14,403

Mitsubishi Estate Logistics REIT Investment Corp.	231	955

Mitsui Fudosan Co. Ltd.	749,562	13,056

Mitsui Fudosan Logistics Park, Inc.	324	1,549

Mori Hills REIT Investment Corp.	1,312	1,704

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Japan – 11.2% continued

Mori Trust Hotel Reit, Inc.	260	$270

Mori Trust Sogo Reit, Inc.	814	1,031

Nippon Accommodations Fund, Inc.	358	2,067

Nippon Building Fund, Inc.	1,034	5,870

Nippon Prologis REIT, Inc.	1,702	5,747

NIPPON REIT Investment Corp.	366	1,249

Nomura Real Estate Holdings, Inc.	96,300	1,832

Nomura Real Estate Master Fund, Inc.	3,450	4,338

One REIT, Inc.	180	428

Orix JREIT, Inc.	2,128	3,283

Premier Investment Corp.	1,085	1,266

SAMTY Co. Ltd.	23,700	356

Samty Residential Investment Corp.	276	267

Sekisui House Reit, Inc.	3,355	2,481

Star Asia Investment Corp.	1,184	494

Starts Proceed Investment Corp.	175	344

Sumitomo Realty & Development Co. Ltd.	248,325	7,347

Sun Frontier Fudousan Co. Ltd.	22,400	188

Takara Leben Co. Ltd.	48,300	143

Takara Leben Real Estate Investment Corp.	358	297

TOC Co. Ltd.	19,400	120

Tokyo Tatemono Co. Ltd.	154,700	1,893

Tokyu REIT, Inc.	673	944

Tosei Corp.	23,300	217

United Urban Investment Corp.	2,406	2,683

		151,744

Malaysia – 0.2%

Axis Real Estate Investment Trust	905,800	471

Eco World Development Group Bhd.*	867,400	84

IGB Real Estate Investment Trust	1,251,400	549

IOI Properties Group Bhd.	1,037,400	226

Mah Sing Group Bhd.	964,900	155

Matrix Concepts Holdings Bhd.	398,800	164

Pavilion Real Estate Investment Trust	581,000	215

Sime Darby Property Bhd.	1,924,900	270

SP Setia Bhd. Group	1,312,169	244

Sunway Real Estate Investment Trust	1,378,300	519

UEM Sunrise Bhd.*	1,290,300	114

YTL Hospitality REIT	562,600	99

		3,110

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Mexico – 0.4%

Concentradora Fibra Danhos S.A. de C.V.	264,353	$242

Corp. Inmobiliaria Vesta S.A.B. de C.V.	459,900	691

Fibra Uno Administracion S.A. de C.V.	2,553,009	2,016

Macquarie Mexico Real Estate Management S.A. de C.V.	619,789	759

PLA Administradora Industrial S de RL de C.V.	645,700	897

Prologis Property Mexico S.A. de C.V.	376,462	726

		5,331

Netherlands – 0.1%

Brack Capital Properties N.V.*	2,516	187

Eurocommercial Properties N.V. - C.V.A.	32,289	373

NSI N.V.	15,083	530

Vastned Retail N.V.	9,700	259

Wereldhave N.V.	27,526	252

		1,601

New Zealand – 0.3%

Argosy Property Ltd.	658,332	594

Goodman Property Trust	888,239	1,384

Kiwi Property Group Ltd.	1,249,391	880

Precinct Properties New Zealand Ltd.	892,364	998

		3,856

Norway – 0.2%

Entra ASA	139,941	1,972

Selvaag Bolig ASA	33,193	184

		2,156

Philippines – 0.8%

Ayala Land, Inc.	6,445,881	3,949

DoubleDragon Properties Corp.*	349,700	101

Filinvest Land, Inc.	3,429,989	65

Megaworld Corp.*	8,837,001	541

Robinsons Land Corp.	1,648,396	485

SM Prime Holdings, Inc.	8,070,653	4,908

Vista Land & Lifescapes, Inc.	2,906,400	205

		10,254

Qatar – 0.2%

Barwa Real Estate Co.	1,579,552	1,523

United Development Co. QSC	1,410,087	721

		2,244

Romania – 0.1%

NEPI Rockcastle PLC	332,361	1,367

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Russia – 0.0%

LSR Group PJSC GDR	206,644	$450

Saudi Arabia – 0.2%

Arriyadh Development Co.	69,614	311

Dar Al Arkan Real Estate Development Co.*	431,751	1,079

Emaar Economic City*	305,069	819

Jadwa REIT Saudi Fund	61,744	226

Saudi Real Estate Co.*	77,883	318

		2,753

Singapore – 3.3%

AIMS APAC REIT	384,500	339

ARA LOGOS Logistics Trust	801,900	366

Ascendas India Trust	628,600	632

Ascendas Real Estate Investment Trust	2,461,557	5,877

Ascott Residence Trust	1,586,314	1,042

CapitaLand Commercial Trust	2,135,971	2,586

CapitaLand Mall Trust	2,106,215	2,999

CapitaLand Retail China Trust	592,924	484

CDL Hospitality Trusts	654,892	508

Chip Eng Seng Corp. Ltd.	124,000	40

City Developments Ltd.	374,800	2,108

Cromwell European Real Estate Investment Trust	1,063,700	606

ESR-REIT	1,765,430	501

Far East Hospitality Trust	603,203	245

First Real Estate Investment Trust	420,451	134

Frasers Centrepoint Trust	598,612	1,055

Frasers Hospitality Trust	566,000	178

Frasers Logistics & Commercial Trust	1,866,246	1,903

GuocoLand Ltd.	267,000	294

Keppel DC REIT	1,072,834	2,293

Keppel Pacific Oak U.S. REIT	611,100	444

Keppel REIT	1,362,220	1,073

Lendlease Global Commercial REIT	633,800	317

Lippo Malls Indonesia Retail Trust	1,721,300	101

Manulife U.S. Real Estate Investment Trust	1,195,303	888

Mapletree Commercial Trust	1,744,354	2,496

Mapletree Industrial Trust	1,219,836	2,881

Mapletree Logistics Trust	2,178,714	3,273

Mapletree North Asia Commercial Trust	1,892,400	1,303

OUE Commercial Real Estate Investment Trust	1,664,100	436

OUE Ltd.	262,900	228

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Singapore – 3.3% continued

Oxley Holdings Ltd.	760,369	$120

Parkway Life Real Estate Investment Trust	320,800	975

Prime U.S. REIT	389,100	322

Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	729,300	196

Sasseur Real Estate Investment Trust	418,300	236

Soilbuild Business Space REIT	689,780	253

SPH REIT	786,400	511

Starhill Global REIT	1,172,900	380

Suntec Real Estate Investment Trust	1,534,891	1,643

UOL Group Ltd.	362,097	1,774

Yanlord Land Group Ltd.	481,700	401

		44,441

South Africa – 0.3%

Attacq Ltd.	561,447	100

Equites Property Fund Ltd.	403,744	409

Growthpoint Properties Ltd.	2,489,403	1,818

Investec Property Fund Ltd.	429,880	235

Redefine Properties Ltd.	4,457,512	641

Resilient REIT Ltd.	259,316	570

Stor-Age Property REIT Ltd.	330,431	244

Vukile Property Fund Ltd.	655,637	190

		4,207

South Korea – 0.0%

Dongwon Development Co. Ltd.	28,359	97

LOTTE Reit Co. Ltd.	71,424	316

SK D&D Co. Ltd.	6,124	219

		632

Spain – 0.4%

Aedas Homes S.A.*	17,476	376

Inmobiliaria Colonial Socimi S.A.	225,138	1,860

Lar Espana Real Estate Socimi S.A.	50,623	233

Merlin Properties Socimi S.A.	304,444	2,535

		5,004

Sweden – 1.9%

Atrium Ljungberg AB, Class B	37,927	620

Castellum AB	188,052	4,277

Catena AB	19,791	875

Cibus Nordic Real Estate AB	19,531	357

Dios Fastigheter AB	72,063	511

Fabege AB	214,296	2,972

Fastighets AB Balder, Class B*	81,838	4,157

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Sweden – 1.9% continued

Hufvudstaden AB, Class A	90,540	$1,262

John Mattson Fastighetsforetagen AB*	14,629	250

K-fast Holding AB*	7,375	195

Klovern AB, Class B	381,976	703

Kungsleden AB	150,503	1,428

Nyfosa AB*	130,685	1,160

Sagax AB, Class D	94,403	345

Samhallsbyggnadsbolaget i Norden AB	648,710	1,966

Samhallsbyggnadsbolaget i Norden AB, Class D	87,380	307

Wallenstam AB, Class B	131,558	2,005

Wihlborgs Fastigheter AB	111,942	2,217

		25,607

Switzerland – 1.2%

Allreal Holding A.G. (Registered)	11,791	2,542

Intershop Holding A.G.	1,021	659

IWG PLC*	616,481	2,055

Mobimo Holding A.G. (Registered)*	5,439	1,597

PSP Swiss Property A.G. (Registered)	35,478	4,291

Swiss Prime Site A.G. (Registered)	61,760	5,606

		16,750

Taiwan – 0.3%

Cathay Real Estate Development Co. Ltd.	408,000	274

Chong Hong Construction Co. Ltd.	141,000	390

Farglory Land Development Co. Ltd.	189,000	297

Highwealth Construction Corp.	613,800	913

Huaku Development Co. Ltd.	200,000	596

Hung Sheng Construction Ltd.	363,760	222

Kindom Development Co. Ltd.	209,000	283

Prince Housing & Development Corp.	745,000	277

Radium Life Tech Co. Ltd.	468,420	163

Ruentex Development Co. Ltd.	683,500	919

Shining Building Business Co. Ltd.*	365,197	129

		4,463

Thailand – 0.5%

Amata Corp. PCL NVDR	725,500	289

AP Thailand PCL (Registered)	441,405	80

AP Thailand PCL NVDR	1,109,404	202

Central Pattana PCL (Registered)	761,626	1,022

Central Pattana PCL NVDR	1,078,998	1,450

Land & Houses PCL NVDR	6,934,900	1,491

Origin Property PCL NVDR	578,900	115

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

Thailand – 0.5% continued

Pruksa Holding PCL NVDR	509,300	$174

Quality Houses PCL NVDR	6,681,400	464

Sansiri PCL NVDR	9,967,366	189

SC Asset Corp. PCL (Registered)	747,984	52

SC Asset Corp. PCL NVDR	332,924	23

Siam Future Development PCL NVDR	1,113,032	158

Singha Estate PCL NVDR	2,773,200	115

Supalai PCL (Registered)	280,445	137

Supalai PCL NVDR	917,700	449

WHA Corp. PCL NVDR	7,304,400	651

		7,061

United Arab Emirates – 0.2%

Aldar Properties PJSC	3,155,352	1,728

DAMAC Properties Dubai Co. PJSC*	1,460,357	368

Deyaar Development PJSC*	1,336,219	104

Emaar Malls PJSC*	2,154,854	875

		3,075

United Kingdom – 3.6%

Assura PLC	2,151,803	2,138

Big Yellow Group PLC	132,062	1,770

BMO Commercial Property Trust Ltd.	660,679	551

British Land (The) Co. PLC	712,364	3,097

Capital & Counties Properties PLC	599,402	864

Civitas Social Housing PLC	505,492	687

Custodian Reit PLC	316,089	362

Derwent London PLC	85,723	2,846

Empiric Student Property PLC	468,443	369

GCP Student Living PLC	375,076	597

Grainger PLC	545,119	2,086

Great Portland Estates PLC	183,128	1,413

Hammerson PLC*	3,288,876	691

Helical PLC	90,045	344

Land Securities Group PLC	569,617	3,836

LondonMetric Property PLC	694,160	1,985

LXI REIT PLC	425,946	592

Picton Property Income (The) Ltd.	438,281	354

Primary Health Properties PLC	985,471	1,885

RDI REIT PLC	220,661	251

Regional REIT Ltd.	350,715	296

Safestore Holdings PLC	168,867	1,695

Schroder Real Estate Investment Trust Ltd.	416,166	173

Segro PLC	962,843	11,574

Shaftesbury PLC	123,642	794

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United Kingdom – 3.6% continued

St. Modwen Properties PLC	167,218	$672

Standard Life Investment Property Income Trust Ltd.	324,126	194

Tritax Big Box REIT PLC	1,377,423	2,757

UK Commercial Property REIT Ltd.	626,478	551

UNITE Group (The) PLC*	234,063	2,538

Warehouse Reit PLC	284,577	408

Watkin Jones PLC	172,733	315

Workspace Group PLC	109,280	758

		49,443

United States – 47.5%

Acadia Realty Trust	68,656	721

Agree Realty Corp.	43,486	2,767

Alexander’s, Inc.	1,877	460

Alexandria Real Estate Equities, Inc.	102,132	16,341

American Assets Trust, Inc.	41,128	991

American Campus Communities, Inc.	111,285	3,886

American Finance Trust, Inc.	85,654	537

American Homes 4 Rent, Class A	218,448	6,221

Americold Realty Trust	162,078	5,794

Apartment Investment and Management Co., Class A	120,648	4,068

Apple Hospitality REIT, Inc.	171,214	1,645

AvalonBay Communities, Inc.	113,991	17,023

Boston Properties, Inc.	119,487	9,595

Brandywine Realty Trust	137,425	1,421

Brixmor Property Group, Inc.	239,914	2,805

Camden Property Trust	78,846	7,016

CareTrust REIT, Inc.	77,291	1,375

Chatham Lodging Trust	34,537	263

Colony Capital, Inc.	394,960	1,078

Columbia Property Trust, Inc.	92,241	1,006

Community Healthcare Trust, Inc.	16,723	782

CoreSite Realty Corp.	30,686	3,648

Corporate Office Properties Trust	90,904	2,156

Cousins Properties, Inc.	120,242	3,438

CubeSmart	156,733	5,064

CyrusOne, Inc.	93,206	6,527

DiamondRock Hospitality Co.	163,153	827

Digital Realty Trust, Inc.	217,158	31,870

Diversified Healthcare Trust	194,645	685

Douglas Emmett, Inc.	135,816	3,409

Duke Realty Corp.	298,074	10,999

Eagle Hospitality Trust(3) *	496,400	51

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 47.5% continued

Easterly Government Properties, Inc.	60,861	$1,364

EastGroup Properties, Inc.	31,556	4,081

Empire State Realty Trust, Inc., Class A	118,668	726

Equinix, Inc.	71,634	54,451

Equity Commonwealth	98,284	2,617

Equity Commonwealth - (Fractional Shares)(2)*	75,000	—

Equity LifeStyle Properties, Inc.	139,971	8,580

Equity Residential	301,373	15,469

Essex Property Trust, Inc.	52,995	10,641

Extra Space Storage, Inc.	104,483	11,179

Federal Realty Investment Trust	58,182	4,273

First Industrial Realty Trust, Inc.	102,751	4,090

Four Corners Property Trust, Inc.	57,559	1,473

Franklin Street Properties Corp.	87,443	320

Front Yard Residential Corp.	41,557	363

FRP Holdings, Inc.*	5,139	214

Getty Realty Corp.	28,361	738

Gladstone Commercial Corp.	27,223	459

Global Medical REIT, Inc.	35,003	473

Global Net Lease, Inc.	72,149	1,147

Healthcare Realty Trust, Inc.	109,751	3,306

Healthcare Trust of America, Inc., Class A	177,143	4,606

Healthpeak Properties, Inc.	435,608	11,827

Highwoods Properties, Inc.	84,142	2,825

Host Hotels & Resorts, Inc.	570,297	6,154

Howard Hughes (The) Corp.*	33,354	1,921

Hudson Pacific Properties, Inc.	123,955	2,718

Independence Realty Trust, Inc.	77,174	894

Industrial Logistics Properties Trust	53,032	1,160

Innovative Industrial Properties, Inc.	17,174	2,131

Investors Real Estate Trust	9,971	650

Invitation Homes, Inc.	439,946	12,314

Iron Mountain, Inc.	233,218	6,248

JBG SMITH Properties	97,558	2,609

Kennedy-Wilson Holdings, Inc.	104,165	1,512

Kilroy Realty Corp.	83,851	4,357

Kimco Realty Corp.	350,106	3,942

Kite Realty Group Trust	67,895	786

Lexington Realty Trust	222,021	2,320

Life Storage, Inc.	37,974	3,998

LTC Properties, Inc.	31,598	1,102

Macerich (The) Co.	86,075	584

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 47.5% continued

Mack-Cali Realty Corp.	73,443	$927

Medical Properties Trust, Inc.	427,638	7,539

Mid-America Apartment Communities, Inc.	92,646	10,742

Monmouth Real Estate Investment Corp.	76,269	1,056

National Health Investors, Inc.	36,009	2,170

National Retail Properties, Inc.	139,076	4,800

National Storage Affiliates Trust	55,078	1,802

NexPoint Residential Trust, Inc.	15,884	704

Office Properties Income Trust	39,832	825

Omega Healthcare Investors, Inc.	183,555	5,496

One Liberty Properties, Inc.	13,306	218

Paramount Group, Inc.	142,813	1,011

Park Hotels & Resorts, Inc.	190,403	1,902

Pebblebrook Hotel Trust	105,706	1,325

Physicians Realty Trust	164,063	2,938

Piedmont Office Realty Trust, Inc., Class A	103,404	1,403

Preferred Apartment Communities, Inc., Class A	35,049	189

Prologis, Inc.	597,723	60,143

PS Business Parks, Inc.	16,770	2,052

Public Storage	127,317	28,356

QTS Realty Trust, Inc., Class A	48,474	3,055

Realty Income Corp.	277,818	16,877

Regency Centers Corp.	137,441	5,226

Retail Opportunity Investments Corp.	94,625	986

Retail Properties of America, Inc., Class A	172,850	1,004

Rexford Industrial Realty, Inc.	99,058	4,533

RLJ Lodging Trust	133,397	1,155

RPT Realty	65,553	357

Ryman Hospitality Properties, Inc.	42,190	1,553

Sabra Health Care REIT, Inc.	166,203	2,291

Saul Centers, Inc.	10,946	291

Seritage Growth Properties, Class A*	30,270	407

Service Properties Trust	133,177	1,059

Simon Property Group, Inc.	247,386	16,001

SITE Centers Corp.	124,840	899

SL Green Realty Corp.	61,941	2,872

Spirit Realty Capital, Inc.	83,185	2,808

STAG Industrial, Inc.	120,231	3,666

STORE Capital Corp.	187,811	5,152

Summit Hotel Properties, Inc.	85,241	442

Sun Communities, Inc.	79,494	11,178

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.1% (1) continued

United States – 47.5% continued

Sunstone Hotel Investors, Inc.	175,879	$1,396

Tanger Factory Outlet Centers, Inc.	75,893	458

Taubman Centers, Inc.	49,872	1,660

Terreno Realty Corp.	54,743	2,998

UDR, Inc.	239,491	7,810

UMH Properties, Inc.	30,626	415

Universal Health Realty Income Trust	10,557	602

Urban Edge Properties	94,940	923

Urstadt Biddle Properties, Inc., Class A	23,631	217

Ventas, Inc.	301,836	12,665

VEREIT, Inc.	871,956	5,668

Vornado Realty Trust	131,481	4,432

Washington Real Estate Investment Trust	67,335	1,355

Weingarten Realty Investors	99,198	1,682

Welltower, Inc.	337,778	18,608

Whitestone REIT	31,297	188

WP Carey, Inc.	139,636	9,099

Xenia Hotels & Resorts, Inc.	91,580	804

		643,481

Total Common Stocks

(Cost $1,140,358)		1,329,615

RIGHTS – 0.0%

Thailand – 0.0%

Amata Corp. PCL*	56,435	1

Total Rights

(Cost $—)		1

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	12,982,323	12,982

Total Investment Companies

(Cost $12,982)		12,982

Total Investments – 99.1%

(Cost $1,153,340)		1,342,598

Other Assets less Liabilities – 0.9%		12,500

Net Assets – 100.0%		$1,355,098

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(5)	7-day current yield as of September 30, 2020 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	United States Dollar	263	Singapore Dollar	362	12/16/20	$ 2

JPMorgan Chase	Swiss Franc	120	United States Dollar	133	12/16/20	2

Morgan Stanley	Canadian Dollar	350	United States Dollar	265	12/16/20	2

Morgan Stanley	United States Dollar	1,127	British Pound	881	12/16/20	9

Morgan Stanley	United States Dollar	1,349	Japanese Yen	142,980	12/16/20	9

Morgan Stanley	United States Dollar	358	Swedish Krona	3,274	12/16/20	8

UBS	United States Dollar	2,071	Hong Kong Dollar	16,062	12/16/20	1

Subtotal Appreciation						33

Citibank	United States Dollar	675	Australian Dollar	926	12/16/20	(12)

Goldman Sachs	Hong Kong Dollar	10,606	United States Dollar	1,368	12/16/20	— *

JPMorgan Chase	British Pound	654	United States Dollar	832	12/16/20	(12)

JPMorgan Chase	Euro	613	United States Dollar	714	12/16/20	(6)

JPMorgan Chase	United States Dollar	691	Euro	582	12/16/20	(8)

Morgan Stanley	Australian Dollar	410	United States Dollar	288	12/16/20	(6)

Morgan Stanley	United States Dollar	112	Swedish Krona	975	12/16/20	(2)

Toronto-Dominion Bank	Japanese Yen	72,300	United States Dollar	684	12/16/20	(2)

Toronto-Dominion Bank	Swiss Franc	140	United States Dollar	152	12/16/20	— *

Toronto-Dominion Bank	United States Dollar	848	Singapore Dollar	1,157	12/16/20	— *

Subtotal Depreciation						(48)

Total						$ (15)

* Amounts round to less than a thousand.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	80	$13,408	Long	12/20	$430

E-Mini S&P MidCap 400 (United States Dollar)	17	3,155	Long	12/20	108

MSCI EAFE Index (United States Dollar)	28	2,594	Long	12/20	19

MSCI Emerging Markets Index (United States Dollar)	67	3,646	Long	12/20	99

S&P/TSX 60 Index (Canadian Dollar)	12	1,733	Long	12/20	25

Total					$681

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Specialized REITs	12.4%

Industrial REITs	12.4

Real Estate Operating Companies	11.5

Retail REITs	10.5

Residential REITs	10.4

Real Estate Development	9.5

Office REITs	9.2

Diversified REITs	8.0

Diversified Real Estate Activities	7.8

Health Care REITs	6.4

Other Industries less than 5%	1.9

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	48.9%

Hong Kong Dollar	11.4

Japanese Yen	11.4

Euro	8.0

All other currencies less than 5%	20.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$ 3,518	$ —	$—	$ 3,518

Canada	17,087	—	—	17,087

Chile	1,246	—	—	1,246

Indonesia	—	1,038	107	1,145

Mexico	5,331	—	—	5,331

Switzerland	1,597	15,153	—	16,750

United States	643,430	—	51	643,481

All Other Countries(1)	—	641,057	—	641,057

Total Common Stocks	672,209	657,248	158	1,329,615

Rights(1)	—	1	—	1

Investment Companies	12,982	—	—	12,982

Total Investments	$ 685,191	$ 657,249	$ 158	$ 1,342,598

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$ —	$ 33	$ —	$ 33

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Futures Contracts	$ 681	$ —	$ —	$ 681

Liabilities

Forward Foreign
Currency Exchange Contracts	—	(48)	—	(48)

Total Other Financial Instruments	$ 681	$ (15)	$ —	$ 666
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1)

Argentina – 0.2%

MercadoLibre, Inc.*	1,859	$2,012

Australia – 2.0%

APA Group	49,393	366

ASX Ltd.	7,860	460

Aurizon Holdings Ltd.	82,294	251

AusNet Services	65,975	89

Australia & New Zealand Banking Group Ltd.	118,372	1,465

BlueScope Steel Ltd.	19,034	174

Brambles Ltd.	62,983	474

Coca-Cola Amatil Ltd.	20,887	142

Cochlear Ltd.	2,735	389

Coles Group Ltd.	53,607	654

Commonwealth Bank of Australia	74,003	3,382

Computershare Ltd.	18,848	166

Dexus	48,481	309

Evolution Mining Ltd.	68,279	283

Fortescue Metals Group Ltd.	70,700	828

Goodman Group	68,687	884

GPT Group (The)	87,913	246

Insurance Australia Group Ltd.	95,958	302

Lendlease Corp. Ltd.	25,488	202

Macquarie Group Ltd.	13,928	1,196

Mirvac Group	172,757	271

National Australia Bank Ltd.	133,600	1,705

Newcrest Mining Ltd.	33,566	757

Northern Star Resources Ltd.	30,774	303

Orica Ltd.	15,813	175

Origin Energy Ltd.	75,599	234

Ramsay Health Care Ltd.	7,383	350

SEEK Ltd.	12,954	198

Stockland	92,064	250

Suncorp Group Ltd.	54,915	334

Sydney Airport	51,053	215

Telstra Corp. Ltd.	172,268	344

Transurban Group	114,063	1,156

Vicinity Centres	166,719	165

Woodside Petroleum Ltd.	40,903	517

		19,236

Austria – 0.1%

ANDRITZ A.G.	2,577	79

Erste Group Bank A.G.*	11,819	247

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Austria – 0.1% continued

OMV A.G.*	6,300	$172

voestalpine A.G.	4,177	110

		608

Belgium – 0.2%

Colruyt S.A.	2,115	137

KBC Group N.V.	10,223	512

Solvay S.A., Class A	3,354	288

Telenet Group Holding N.V.	1,748	68

UCB S.A.	5,104	580

Umicore S.A.	8,471	353

		1,938

Canada – 3.8%

Agnico Eagle Mines Ltd.	9,887	788

Algonquin Power & Utilities Corp.	25,453	370

Alimentation Couche-Tard, Inc., Class B	35,707	1,243

Aurora Cannabis, Inc.(2) *	1	—

B2Gold Corp.	45,447	296

Bank of Montreal	26,565	1,553

Bank of Nova Scotia (The)	49,912	2,074

BlackBerry Ltd.*	19,310	89

CAE, Inc.	10,299	151

Canadian Apartment Properties REIT	3,225	112

Canadian Imperial Bank of Commerce	18,510	1,384

Canadian National Railway Co.	29,494	3,141

Canadian Tire Corp. Ltd., Class A	2,278	229

Canopy Growth Corp.*	8,307	119

Cenovus Energy, Inc.	39,790	155

CGI, Inc.*	9,841	668

Cronos Group, Inc.*	6,483	33

Dollarama, Inc.	12,432	476

Empire Co. Ltd., Class A	7,234	210

Enbridge, Inc.	84,103	2,457

First Capital Real Estate Investment Trust	4,102	40

Fortis, Inc.	19,506	797

Franco-Nevada Corp.	7,781	1,087

Gildan Activewear, Inc.	8,042	158

Intact Financial Corp.	5,860	627

Keyera Corp.	8,370	126

Loblaw Cos. Ltd.	7,859	412

Lululemon Athletica, Inc.*	5,125	1,688

Lundin Mining Corp.	28,411	158

Magna International, Inc.	12,318	564

Manulife Financial Corp.	81,473	1,133

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Canada – 3.8% continued

Metro, Inc.	10,328	$496

Nutrien Ltd.	23,223	911

Open Text Corp.	11,390	481

Ritchie Bros. Auctioneers, Inc.	4,583	272

Rogers Communications, Inc., Class B	14,492	575

Shopify, Inc., Class A*	4,453	4,554

Sun Life Financial, Inc.	24,293	990

Suncor Energy, Inc.	62,456	763

Teck Resources Ltd., Class B	19,094	266

TELUS Corp.	17,349	305

TELUS Corp.(2)	6	—

Toronto-Dominion Bank (The)	75,408	3,491

Wheaton Precious Metals Corp.	18,438	905

WSP Global, Inc.	4,811	316

		36,663

Denmark – 1.1%

Chr Hansen Holding A/S	4,361	485

Coloplast A/S, Class B	4,817	762

Demant A/S*	4,411	139

Genmab A/S*	2,673	971

GN Store Nord A/S	5,651	428

H Lundbeck A/S	2,511	83

Novo Nordisk A/S, Class B	71,731	4,982

Novozymes A/S, Class B	8,878	558

Orsted A/S(3)	7,760	1,070

Pandora A/S	3,978	286

Tryg A/S	4,425	139

Vestas Wind Systems A/S	8,164	1,321

		11,224

Finland – 0.3%

Elisa OYJ	5,978	352

Neste OYJ	17,640	928

Orion OYJ, Class B	4,191	190

Stora Enso OYJ (Registered)	24,768	388

UPM-Kymmene OYJ	21,582	657

Wartsila OYJ Abp	16,444	129

		2,644

France – 3.0%

Accor S.A.*	7,303	204

Air Liquide S.A.	19,671	3,121

Amundi S.A.(3) *	2,321	164

Atos S.E.*	4,275	344

AXA S.A.	80,870	1,493

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

France – 3.0% continued

Bouygues S.A.	9,467	$328

Carrefour S.A.	26,070	417

Cie de Saint-Gobain*	20,999	882

Cie Generale des Etablissements Michelin S.C.A.	7,110	761

CNP Assurances*	5,963	75

Covivio	2,341	165

Credit Agricole S.A.*	48,223	422

Danone S.A.	25,399	1,643

Dassault Systemes S.E.	5,575	1,040

Eiffage S.A.*	3,843	313

EssilorLuxottica S.A.*	12,048	1,638

Eurazeo S.E.*	1,422	77

Gecina S.A.	1,749	231

Getlink S.E.*	17,174	233

JCDecaux S.A.*	2,996	52

Kering S.A.	3,103	2,062

Klepierre S.A.	7,642	107

L’Oreal S.A.	10,423	3,392

Natixis S.A.*	34,401	77

Orange S.A.	82,511	859

Publicis Groupe S.A.	10,124	328

Schneider Electric S.E.	22,756	2,824

SEB S.A.	868	141

SES S.A.	15,240	108

Teleperformance	2,405	741

TOTAL S.E.	102,898	3,533

Ubisoft Entertainment S.A.*	3,864	349

Unibail-Rodamco-Westfield	5,324	196

Valeo S.A.	8,789	269

Wendel S.E.	1,085	98

		28,687

Germany – 2.9%

adidas A.G.*	7,905	2,559

Allianz S.E. (Registered)	17,342	3,326

BASF S.E.	38,502	2,345

Bayerische Motoren Werke A.G.	13,945	1,013

Beiersdorf A.G.	4,085	464

Commerzbank A.G.*	37,711	185

Delivery Hero S.E.(3) *	5,367	617

Deutsche Boerse A.G.	7,799	1,370

Deutsche Wohnen S.E.	13,772	689

Fraport A.G. Frankfurt Airport Services Worldwide*	1,731	68

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Germany – 2.9% continued

HeidelbergCement A.G.	6,386	$392

Henkel A.G. & Co. KGaA	4,395	412

Merck KGaA	5,262	768

METRO A.G.	6,335	63

MTU Aero Engines A.G.	2,181	363

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,824	1,479

SAP S.E.	43,217	6,730

Siemens A.G. (Registered)	31,804	4,021

Siemens Energy A.G.*	15,902	429

Symrise A.G.	5,277	730

Telefonica Deutschland Holding A.G.	39,725	102

		28,125

Hong Kong – 0.6%

ASM Pacific Technology Ltd.	12,600	129

BOC Hong Kong Holdings Ltd.	148,500	394

CLP Holdings Ltd.	68,806	641

Hang Seng Bank Ltd.	31,278	464

HKT Trust & HKT Ltd.	148,000	196

Hong Kong & China Gas Co. Ltd.	432,822	622

Hong Kong Exchanges & Clearing Ltd.	49,815	2,342

MTR Corp. Ltd.	68,126	338

Pacific Century Premium Developments Ltd.*	17,496	5

PCCW Ltd.	162,000	97

Swire Pacific Ltd., Class A	18,000	87

Swire Properties Ltd.	42,678	113

		5,428

Ireland – 1.2%

Accenture PLC, Class A	26,358	5,957

Allegion PLC	3,860	382

Aptiv PLC	10,888	998

CRH PLC	32,317	1,167

DCC PLC	4,144	319

Jazz Pharmaceuticals PLC*	2,400	342

Kerry Group PLC, Class A	6,657	855

Kingspan Group PLC*	6,493	590

Perrigo Co. PLC	5,678	261

Trane Technologies PLC	9,874	1,197

		12,068

Israel – 0.1%

Bank Hapoalim B.M.	44,140	236

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Israel – 0.1% continued

Bank Leumi Le-Israel B.M.	63,993	$281

Mizrahi Tefahot Bank Ltd.	4,911	87

		604

Italy – 0.5%

Assicurazioni Generali S.p.A.	45,275	638

Enel S.p.A.	336,330	2,920

Intesa Sanpaolo S.p.A.*	674,756	1,267

Pirelli & C S.p.A.(3) *	15,383	66

Tenaris S.A.	18,723	93

		4,984

Japan – 8.2%

Aeon Co. Ltd.	26,500	712

Ajinomoto Co., Inc.	19,900	409

ANA Holdings, Inc.*	4,500	104

Asahi Kasei Corp.	53,800	470

Astellas Pharma, Inc.	77,000	1,146

Benesse Holdings, Inc.	3,000	77

Bridgestone Corp.	21,600	682

Casio Computer Co. Ltd.	8,700	140

Central Japan Railway Co.	6,000	861

Chugai Pharmaceutical Co. Ltd.	27,530	1,235

CyberAgent, Inc.	4,400	272

Dai Nippon Printing Co. Ltd.	9,500	192

Daicel Corp.	8,800	63

Daifuku Co. Ltd.	4,100	413

Dai-ichi Life Holdings, Inc.	44,100	622

Daiichi Sankyo Co. Ltd.	70,500	2,166

Daikin Industries Ltd.	10,400	1,918

Daiwa House Industry Co. Ltd.	23,200	596

Denso Corp.	17,800	780

East Japan Railway Co.	12,700	783

Eisai Co. Ltd.	10,505	959

ENEOS Holdings, Inc.	132,700	474

Fast Retailing Co. Ltd.	2,400	1,506

Fujitsu Ltd.	8,000	1,095

Hankyu Hanshin Holdings, Inc.	9,900	318

Hino Motors Ltd.	10,200	66

Hirose Electric Co. Ltd.	1,300	167

Hitachi Construction Machinery Co. Ltd.	5,000	181

Hitachi Metals Ltd.	8,100	125

Honda Motor Co. Ltd.	67,300	1,588

Hulic Co. Ltd.	10,800	101

Inpex Corp.	45,600	244

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Japan – 8.2% continued

Isuzu Motors Ltd.	20,900	$183

Japan Retail Fund Investment Corp.	106	164

JFE Holdings, Inc.*	21,600	151

Kajima Corp.	17,100	205

Kansai Paint Co. Ltd.	7,200	179

Kao Corp.	19,800	1,486

Kawasaki Heavy Industries Ltd.*	5,300	72

KDDI Corp.	67,100	1,697

Keio Corp.	4,500	278

Keyence Corp.	7,600	3,542

Kikkoman Corp.	5,700	316

Kobayashi Pharmaceutical Co. Ltd.	2,100	203

Kobe Bussan Co. Ltd.	2,400	132

Komatsu Ltd.	37,500	826

Konami Holdings Corp.	3,800	165

Kubota Corp.	42,400	758

Kuraray Co. Ltd.	12,100	118

Kurita Water Industries Ltd.	3,900	129

Kyushu Railway Co.	5,800	124

Lawson, Inc.	1,900	91

Marubeni Corp.	72,300	410

Marui Group Co.Ltd.	7,300	140

Mazda Motor Corp.	21,600	126

Mercari, Inc.*	3,300	152

Mitsubishi Chemical Holdings Corp.	56,700	327

Mitsubishi Estate Co. Ltd.	49,800	753

Mitsubishi Materials Corp.	4,300	85

Mitsubishi UFJ Lease & Finance Co. Ltd.	20,730	96

Mitsui Chemicals, Inc.	7,100	172

Mitsui Fudosan Co. Ltd.	39,400	686

Miura Co. Ltd.	3,400	166

Mizuho Financial Group, Inc.	103,297	1,290

MS&AD Insurance Group Holdings, Inc.	18,600	504

Murata Manufacturing Co. Ltd.	24,345	1,571

Nabtesco Corp.	4,300	157

Nagoya Railroad Co. Ltd.	7,300	200

NEC Corp.	9,900	580

NGK Insulators Ltd.	10,100	144

NGK Spark Plug Co. Ltd.	6,500	113

Nikon Corp.	11,800	80

Nintendo Co. Ltd.	4,600	2,615

Nippon Building Fund, Inc.	53	301

Nippon Express Co. Ltd.	2,800	163

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Japan – 8.2% continued

Nippon Paint Holdings Co. Ltd.	6,000	$617

Nippon Prologis REIT, Inc.	89	301

Nippon Shinyaku Co. Ltd.	1,800	148

Nippon Yusen K.K.	5,500	95

Nissin Foods Holdings Co. Ltd.	2,700	254

Nitori Holdings Co. Ltd.	3,400	707

Nitto Denko Corp.	6,600	430

Nomura Real Estate Holdings, Inc.	4,500	86

Nomura Real Estate Master Fund, Inc.	190	239

Nomura Research Institute Ltd.	13,476	396

NSK Ltd.	13,600	104

NTT DOCOMO, Inc.	47,800	1,773

Obayashi Corp.	25,300	229

Odakyu Electric Railway Co. Ltd.	11,600	292

Omron Corp.	7,700	600

Ono Pharmaceutical Co. Ltd.	15,200	477

Oriental Land Co. Ltd.	8,200	1,149

ORIX Corp.	53,800	670

Osaka Gas Co. Ltd.	16,000	312

Otsuka Corp.	4,700	241

Panasonic Corp.	91,700	777

Park24 Co. Ltd.	4,400	71

Rakuten, Inc.	36,800	398

Recruit Holdings Co. Ltd.	52,100	2,067

Resona Holdings, Inc.	81,300	277

Rohm Co. Ltd.	4,000	309

Santen Pharmaceutical Co. Ltd.	16,900	347

SCSK Corp.	2,000	112

Secom Co. Ltd.	8,700	795

Sega Sammy Holdings, Inc.	6,700	82

Sekisui Chemical Co. Ltd.	16,200	259

Sekisui House Ltd.	28,000	495

Seven & i Holdings Co. Ltd.	31,700	980

SG Holdings Co. Ltd.	6,700	348

Sharp Corp.	8,100	100

Shimadzu Corp.	8,700	265

Shimizu Corp.	21,000	157

Shin-Etsu Chemical Co. Ltd.	14,800	1,932

Shionogi & Co. Ltd.	10,900	583

Shiseido Co. Ltd.	16,900	970

Showa Denko K.K.	4,900	90

Sohgo Security Services Co. Ltd.	2,700	129

Sompo Holdings, Inc.	14,100	488

Sony Corp.	52,300	4,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Japan – 8.2% continued

Stanley Electric Co. Ltd.	5,733	$165

Sumitomo Chemical Co. Ltd.	58,200	193

Sumitomo Metal Mining Co. Ltd.	9,100	282

Sumitomo Mitsui Trust Holdings, Inc.	14,400	383

Sumitomo Rubber Industries Ltd.	6,100	57

Suntory Beverage & Food Ltd.	6,000	226

Sysmex Corp.	6,842	653

T&D Holdings, Inc.	24,800	245

Taisei Corp.	7,400	249

Takeda Pharmaceutical Co. Ltd.	65,700	2,340

TDK Corp.	5,300	580

Teijin Ltd.	6,900	107

Tobu Railway Co. Ltd.	7,400	229

Tokyo Century Corp.	1,700	93

Tokyo Electron Ltd.	6,200	1,623

Tokyo Gas Co. Ltd.	15,200	347

Tokyu Corp.	21,900	284

Toppan Printing Co. Ltd.	12,000	169

Toray Industries, Inc.	54,000	247

TOTO Ltd.	5,500	252

Toyo Suisan Kaisha Ltd.	3,700	196

Toyoda Gosei Co. Ltd.	2,600	60

Toyota Tsusho Corp.	8,200	229

Unicharm Corp.	17,100	764

USS Co. Ltd.	8,800	157

West Japan Railway Co.	6,500	321

Yakult Honsha Co. Ltd.	4,700	261

Yamada Holdings Co. Ltd.	27,560	137

Yamaha Corp.	6,100	292

Yamaha Motor Co. Ltd.	10,600	154

Yaskawa Electric Corp.	10,100	394

Yokogawa Electric Corp.	8,900	141

ZOZO, Inc.	4,200	117

		79,213

Jordan – 0.0%

Hikma Pharmaceuticals PLC	7,221	242

Netherlands – 1.7%

Aegon N.V.	79,887	208

Akzo Nobel N.V.	8,134	824

ASML Holding N.V.	17,679	6,519

ING Groep N.V.*	161,254	1,142

Koninklijke Ahold Delhaize N.V.	45,616	1,350

Koninklijke DSM N.V.	7,114	1,172

Koninklijke KPN N.V.	144,263	339

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Netherlands – 1.7% continued

Koninklijke Philips N.V.*	37,981	$1,789

Koninklijke Vopak N.V.	2,643	149

NN Group N.V.	13,027	489

Prosus N.V.*	20,002	1,845

Wolters Kluwer N.V.	11,501	982

		16,808

New Zealand – 0.1%

Auckland International Airport Ltd.	49,023	237

Fisher & Paykel Healthcare Corp. Ltd.	23,200	511

Mercury NZ Ltd.	25,535	86

Meridian Energy Ltd.	49,231	161

Ryman Healthcare Ltd.	15,624	146

		1,141

Norway – 0.2%

Equinor ASA	40,727	575

Mowi ASA	18,089	321

Norsk Hydro ASA*	63,072	174

Orkla ASA	32,145	325

Schibsted ASA, Class B*	3,642	145

Telenor ASA	30,189	506

		2,046

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered)(4) *	29,034	—

EDP - Energias de Portugal S.A.	118,396	582

Galp Energia SGPS S.A.	19,238	178

Jeronimo Martins SGPS S.A.	9,867	159

		919

Singapore – 0.4%

Ascendas Real Estate Investment Trust	134,368	321

CapitaLand Commercial Trust	109,260	132

CapitaLand Ltd.	104,858	209

CapitaLand Mall Trust	118,900	169

City Developments Ltd.	21,300	120

DBS Group Holdings Ltd.	75,233	1,107

Jardine Cycle & Carriage Ltd.	3,844	51

Keppel Corp. Ltd.	56,500	185

Singapore Airlines Ltd.	52,100	133

Singapore Exchange Ltd.	31,500	212

Singapore Telecommunications Ltd.	340,500	531

United Overseas Bank Ltd.	50,000	702

UOL Group Ltd.	16,482	81

		3,953

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Spain – 0.7%

Banco Bilbao Vizcaya Argentaria S.A.	283,567	$784

Bankinter S.A.	27,597	119

CaixaBank S.A.	146,428	311

Iberdrola S.A.	245,572	3,022

Industria de Diseno Textil S.A.	44,957	1,250

Naturgy Energy Group S.A.	12,673	254

Red Electrica Corp. S.A.	17,906	336

Repsol S.A.	62,397	417

Telefonica S.A.	205,357	704

		7,197

Sweden – 1.0%

Assa Abloy AB, Class B	41,553	970

Atlas Copco AB, Class A	27,587	1,313

Atlas Copco AB, Class B	15,973	665

Boliden AB	11,825	352

Electrolux AB, Class B	10,256	239

Essity AB, Class B*	25,611	865

Hennes & Mauritz AB, Class B	32,934	568

Husqvarna AB, Class B	15,632	172

ICA Gruppen AB	3,850	196

Investment AB Latour, Class B	5,779	136

Kinnevik AB, Class B	10,547	427

Sandvik AB*	47,974	936

Skandinaviska Enskilda Banken AB, Class A*	66,375	588

Skanska AB, Class B*	13,117	276

SKF AB, Class B	16,064	331

Svenska Cellulosa AB S.C.A., Class B*	26,886	369

Svenska Handelsbanken AB, Class A*	63,159	530

Tele2 AB, Class B	20,990	296

Telia Co. AB	106,942	440

		9,669

Switzerland – 3.0%

ABB Ltd. (Registered)	77,096	1,954

Adecco Group A.G. (Registered)	6,653	351

Alcon, Inc.*	20,220	1,148

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	44	371

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	356

Chubb Ltd.	18,761	2,178

Cie Financiere Richemont S.A., Class A (Registered)	21,657	1,451

Clariant A.G. (Registered)	7,210	142

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

Switzerland – 3.0% continued

Coca-Cola HBC A.G. - CDI*	7,885	$195

Garmin Ltd.	5,853	555

Givaudan S.A. (Registered)	380	1,638

Kuehne + Nagel International A.G. (Registered)	2,264	439

Lonza Group A.G. (Registered)	3,093	1,909

Roche Holding A.G. (Genusschein)	29,068	9,945

SGS S.A. (Registered)	245	657

Sika A.G. (Registered)	5,850	1,437

Sonova Holding A.G. (Registered)*	2,255	572

Straumann Holding A.G. (Registered)	426	429

Swiss Re A.G.	12,482	924

Swisscom A.G. (Registered)	1,086	576

Zurich Insurance Group A.G.	6,209	2,159

		29,386

United Kingdom – 4.7%

3i Group PLC	40,722	523

Amcor PLC	64,461	712

Associated British Foods PLC	14,668	353

Aviva PLC	161,314	593

Barratt Developments PLC	39,054	239

Berkeley Group Holdings (The) PLC	5,420	295

British Land (The) Co. PLC	34,352	149

BT Group PLC	362,834	461

Burberry Group PLC	16,526	331

CNH Industrial N.V.*	43,039	334

Coca-Cola European Partners PLC	8,626	335

Compass Group PLC	73,764	1,107

Croda International PLC	5,410	437

Ferguson PLC	9,310	937

GlaxoSmithKline PLC	209,371	3,922

IHS Markit Ltd.	15,632	1,227

Informa PLC*	58,645	284

InterContinental Hotels Group PLC*	7,291	383

J Sainsbury PLC	66,219	163

JD Sports Fashion PLC	16,890	177

Johnson Matthey PLC	7,398	224

Kingfisher PLC	92,674	354

Land Securities Group PLC	27,145	183

Legal & General Group PLC	250,645	607

Liberty Global PLC, Class A*	6,285	132

Liberty Global PLC, Class C*	17,316	356

Linde PLC	21,766	5,183

London Stock Exchange Group PLC	12,936	1,480

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United Kingdom – 4.7% continued

Mondi PLC	20,280	$427

National Grid PLC	143,821	1,656

Next PLC	5,753	441

Pearson PLC	33,448	237

Pentair PLC	7,309	334

Prudential PLC	106,773	1,524

Reckitt Benckiser Group PLC	29,588	2,885

RELX PLC (London Exchange)	79,433	1,758

Rentokil Initial PLC*	75,436	519

RSA Insurance Group PLC*	39,116	228

Sage Group (The) PLC	45,966	426

Schroders PLC	4,743	165

Segro PLC	49,694	597

Smith & Nephew PLC	36,100	703

Spirax-Sarco Engineering PLC	3,050	434

SSE PLC	43,613	679

Standard Chartered PLC*	111,402	511

Standard Life Aberdeen PLC	98,348	286

Taylor Wimpey PLC	151,394	211

Tesco PLC	406,348	1,114

Unilever N.V.	60,020	3,623

Unilever PLC	49,042	3,022

Whitbread PLC	8,354	228

Willis Towers Watson PLC	5,266	1,100

Wm Morrison Supermarkets PLC	95,595	210

WPP PLC	53,951	421

		45,220

United States – 60.8%

3M Co.	23,832	3,817

AbbVie, Inc.	73,144	6,407

ABIOMED, Inc.*	1,847	512

Activision Blizzard, Inc.	31,791	2,573

Adobe, Inc.*	19,946	9,782

Advance Auto Parts, Inc.	2,877	442

AES (The) Corp.	27,380	496

Agilent Technologies, Inc.	12,716	1,284

Alexandria Real Estate Equities, Inc.	5,222	836

Align Technology, Inc.*	3,112	1,019

Alliant Energy Corp.	10,102	522

Allstate (The) Corp.	13,000	1,224

Ally Financial, Inc.	16,238	407

Alphabet, Inc., Class A*	12,419	18,201

Alphabet, Inc., Class C*	12,531	18,416

AMERCO	373	133

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

American Express Co.	28,196	$2,827

American Financial Group, Inc.	3,498	234

American International Group, Inc.	35,851	987

American Tower Corp.	18,371	4,441

American Water Works Co., Inc.	7,402	1,072

Ameriprise Financial, Inc.	4,979	767

AmerisourceBergen Corp.	6,244	605

Amgen, Inc.	24,397	6,201

Aon PLC, Class A	9,650	1,991

Applied Materials, Inc.	38,245	2,274

Aramark	8,727	231

Arch Capital Group Ltd.*	16,698	488

Arthur J. Gallagher & Co.	7,867	831

Assurant, Inc.	2,578	313

Autodesk, Inc.*	9,021	2,084

Axalta Coating Systems Ltd.*	7,941	176

Baker Hughes Co.	26,670	354

Ball Corp.	13,427	1,116

Bank of New York Mellon (The) Corp.	33,536	1,152

Becton Dickinson and Co.	12,001	2,792

Best Buy Co., Inc.	9,725	1,082

Biogen, Inc.*	6,763	1,919

BioMarin Pharmaceutical, Inc.*	7,379	561

BlackRock, Inc.	6,295	3,548

Booking Holdings, Inc.*	1,699	2,906

BorgWarner, Inc.	9,130	354

Boston Properties, Inc.	6,109	491

Bristol-Myers Squibb Co.	93,436	5,633

Bunge Ltd.	5,927	271

Burlington Stores, Inc.*	2,753	567

C.H. Robinson Worldwide, Inc.	5,467	559

Cable One, Inc.	195	368

Cadence Design Systems, Inc.*	11,525	1,229

Campbell Soup Co.	7,571	366

Cardinal Health, Inc.	11,850	556

Carlyle Group (The), Inc.	5,330	131

CarMax, Inc.*	6,686	615

Caterpillar, Inc.	22,407	3,342

Cboe Global Markets, Inc.	4,728	415

CBRE Group, Inc., Class A*	13,591	638

Centene Corp.*	24,000	1,400

CenturyLink, Inc.	39,100	395

Cerner Corp.	12,818	927

Charles Schwab (The) Corp.	47,356	1,716

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

Cheniere Energy, Inc.*	9,459	$438

Cigna Corp.	15,272	2,587

Cisco Systems, Inc.	175,271	6,904

Citizens Financial Group, Inc.	17,937	453

Citrix Systems, Inc.	4,814	663

Clorox (The) Co.	5,129	1,078

CME Group, Inc.	14,869	2,488

CMS Energy Corp.	11,582	711

Coca-Cola (The) Co.	168,573	8,322

Cognex Corp.	7,097	462

Colgate-Palmolive Co.	33,641	2,595

Comerica, Inc.	5,679	217

ConocoPhillips	44,340	1,456

Consolidated Edison, Inc.	13,636	1,061

Copart, Inc.*	8,678	913

CSX Corp.	31,735	2,465

Cummins, Inc.	6,181	1,305

Darden Restaurants, Inc.	5,337	538

DaVita, Inc.*	3,777	323

Deere & Co.	12,364	2,740

Delta Air Lines, Inc.	6,139	188

DENTSPLY SIRONA, Inc.	9,239	404

DexCom, Inc.*	3,826	1,577

Discover Financial Services	12,676	732

Discovery, Inc., Class A*	6,347	138

Discovery, Inc., Class C*	14,765	289

Dominion Energy, Inc.	34,716	2,740

Domino’s Pizza, Inc.	1,626	691

Dover Corp.	5,874	636

DTE Energy Co.	7,920	911

DuPont de Nemours, Inc.	30,293	1,681

E*TRADE Financial Corp.	9,212	461

East West Bancorp, Inc.	6,152	201

Eaton Corp. PLC	16,450	1,678

eBay, Inc.	29,117	1,517

Ecolab, Inc.	10,445	2,087

Edison International	15,740	800

Edwards Lifesciences Corp.*	25,949	2,071

Electronic Arts, Inc.*	11,992	1,564

EOG Resources, Inc.	24,395	877

Equinix, Inc.	3,663	2,784

Equitable Holdings, Inc.	17,861	326

Equity Residential	15,468	794

Erie Indemnity Co., Class A	1,001	211

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

Estee Lauder (The) Cos., Inc., Class A	9,307	$2,031

Eversource Energy	13,936	1,164

Expedia Group, Inc.	5,655	519

Expeditors International of Washington, Inc.	6,954	629

FactSet Research Systems, Inc.	1,557	521

Fastenal Co.	23,816	1,074

Fifth Third Bancorp	29,235	623

First Republic Bank	7,067	771

Fortune Brands Home & Security, Inc.	5,816	503

Franklin Resources, Inc.	12,772	260

General Mills, Inc.	25,094	1,548

Genuine Parts Co.	5,951	566

Gilead Sciences, Inc.	52,272	3,303

Hartford Financial Services Group (The), Inc.	14,602	538

Hasbro, Inc.	5,447	451

HCA Healthcare, Inc.	11,069	1,380

Healthpeak Properties, Inc.	22,646	615

Henry Schein, Inc.*	5,903	347

Hess Corp.	11,260	461

Hewlett Packard Enterprise Co.	54,049	506

Hilton Worldwide Holdings, Inc.	11,593	989

Hologic, Inc.*	10,633	707

Home Depot (The), Inc.	44,524	12,365

Hormel Foods Corp.	11,853	579

Host Hotels & Resorts, Inc.	27,550	297

Howmet Aerospace, Inc.	15,045	252

HP, Inc.	58,605	1,113

Humana, Inc.	5,503	2,278

Huntington Bancshares, Inc.	42,381	389

IDEX Corp.	3,149	574

IDEXX Laboratories, Inc.*	3,513	1,381

Illinois Tool Works, Inc.	12,986	2,509

Intel Corp.	175,312	9,078

Intercontinental Exchange, Inc.	22,636	2,265

International Business Machines Corp.	36,780	4,475

International Flavors & Fragrances, Inc.	3,527	432

Intuit, Inc.	10,769	3,513

Invesco Ltd.	15,036	172

Iron Mountain, Inc.	11,474	307

Johnson & Johnson	109,157	16,251

Johnson Controls International PLC	31,331	1,280

Jones Lang LaSalle, Inc.	2,344	224

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

Kansas City Southern	3,956	$715

Kellogg Co.	10,588	684

KeyCorp	40,906	488

Keysight Technologies, Inc.*	7,878	778

Kimberly-Clark Corp.	14,046	2,074

Kinder Morgan, Inc.	85,374	1,053

Laboratory Corp. of America Holdings*	3,930	740

Lam Research Corp.	6,037	2,003

Lennox International, Inc.	1,503	410

Liberty Broadband Corp., Class C*	4,600	657

Lincoln National Corp.	7,562	237

LKQ Corp.*	12,271	340

Loews Corp.	11,154	388

Lowe’s Cos., Inc.	31,267	5,186

M&T Bank Corp.	5,398	497

Marathon Petroleum Corp.	26,675	783

MarketAxess Holdings, Inc.	1,579	760

Marsh & McLennan Cos., Inc.	20,920	2,400

Masco Corp.	10,881	600

Mastercard, Inc., Class A	36,991	12,509

McCormick & Co., Inc. (Non Voting)	5,094	989

McDonald’s Corp.	30,853	6,772

Merck & Co., Inc.	104,589	8,676

Mettler-Toledo International, Inc.*	1,000	966

Microsoft Corp.	298,274	62,736

Mohawk Industries, Inc.*	2,356	230

Moody’s Corp.	7,040	2,041

Mosaic (The) Co.	15,320	280

Nasdaq, Inc.	4,743	582

National Oilwell Varco, Inc.	14,781	134

Newell Brands, Inc.	15,424	265

Newmont Corp.	33,395	2,119

Nielsen Holdings PLC	13,634	193

NIKE, Inc., Class B	51,329	6,444

Norfolk Southern Corp.	10,717	2,293

Northern Trust Corp.(5)	8,049	628

Nucor Corp.	12,592	565

NVIDIA Corp.	25,453	13,776

NVR, Inc.*	147	600

Occidental Petroleum Corp.	36,065	361

Omnicom Group, Inc.	8,834	437

ONEOK, Inc.	17,874	464

Owens Corning	4,159	286

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

PACCAR, Inc.	14,163	$1,208

Parker-Hannifin Corp.	5,315	1,075

People’s United Financial, Inc.	16,945	175

PepsiCo, Inc.	57,486	7,968

Phillips 66	18,223	945

Pinnacle West Capital Corp.	4,700	350

Pioneer Natural Resources Co.	6,825	587

PNC Financial Services Group (The),

Inc.	17,775	1,954

PPG Industries, Inc.	9,713	1,186

Principal Financial Group, Inc.	11,377	458

Procter & Gamble (The) Co.	102,428	14,236

Progressive (The) Corp.	24,127	2,284

Prologis, Inc.	30,679	3,087

Prudential Financial, Inc.	16,550	1,051

Public Service Enterprise Group, Inc.	21,068	1,157

Quest Diagnostics, Inc.	5,387	617

Raymond James Financial, Inc.	5,251	382

Regions Financial Corp.	40,197	463

Reinsurance Group of America, Inc.	2,720	259

ResMed, Inc.	5,923	1,015

Robert Half International, Inc.	5,110	271

Rockwell Automation, Inc.	4,770	1,053

Roper Technologies, Inc.	4,327	1,710

Ross Stores, Inc.	14,757	1,377

Royal Caribbean Cruises Ltd.	7,263	470

S&P Global, Inc.	9,982	3,600

salesforce.com, Inc.*	37,256	9,363

SBA Communications Corp.	4,668	1,487

Schlumberger N.V.	57,806	899

Sempra Energy	12,147	1,438

Sherwin-Williams (The) Co.	3,402	2,370

Snap-on, Inc.	2,224	327

Southern (The) Co.	43,810	2,375

Stanley Black & Decker, Inc.	6,341	1,029

Starbucks Corp.	48,591	4,175

State Street Corp.	14,638	868

Steel Dynamics, Inc.	8,198	235

STERIS PLC	3,480	613

SVB Financial Group*	2,112	508

T. Rowe Price Group, Inc.	9,430	1,209

Target Corp.	20,683	3,256

TD Ameritrade Holding Corp.	11,282	442

Teladoc Health, Inc.*	2,929	642

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9% (1) continued

United States – 60.8% continued

Teledyne Technologies, Inc.*	1,520	$472

Tesla, Inc.*	30,500	13,085

Texas Instruments, Inc.	37,897	5,411

Tiffany & Co.	4,469	518

TJX (The) Cos., Inc.	50,054	2,785

Tractor Supply Co.	4,938	708

Travelers (The) Cos., Inc.	10,444	1,130

Trimble, Inc.*	10,383	506

Truist Financial Corp.	55,707	2,120

U.S. Bancorp	55,879	2,003

UDR, Inc.	12,857	419

Ulta Beauty, Inc.*	2,214	496

Union Pacific Corp.	28,135	5,539

United Parcel Service, Inc., Class B	29,149	4,857

United Rentals, Inc.*	3,092	540

Vail Resorts, Inc.	1,708	365

Valero Energy Corp.	16,883	731

Varian Medical Systems, Inc.*	3,766	648

Verizon Communications, Inc.	171,076	10,177

Vertex Pharmaceuticals, Inc.*	10,784	2,935

VF Corp.	13,922	978

Visa, Inc., Class A	69,882	13,974

VMware, Inc., Class A*	3,392	487

Voya Financial, Inc.	5,295	254

W.W. Grainger, Inc.	1,862	664

Walt Disney (The) Co.	74,706	9,270

Waste Management, Inc.	17,443	1,974

Waters Corp.*	2,557	500

WEC Energy Group, Inc.	12,905	1,250

Welltower, Inc.	17,057	940

West Pharmaceutical Services, Inc.	3,100	852

Western Union (The) Co.	17,460	374

Weyerhaeuser Co.	30,764	877

Whirlpool Corp.	2,637	485

Williams (The) Cos., Inc.	50,257	988

Xcel Energy, Inc.	21,583	1,489

Xylem, Inc.	7,375	620

Zions Bancorp N.A.	6,581	192

Zoetis, Inc.	19,675	3,254

		589,493

Total Common Stocks

(Cost $734,109)		939,508

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 5.31%(6)	2,173	$119

Henkel A.G. & Co. KGaA, 2.06%(6)	7,356	770

Sartorius A.G., 0.10%(6)	1,460	600

		1,489

Total Preferred Stocks

(Cost $1,064)		1,489

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Occidental Petroleum Corp. Exp. 7/6/27, Strike $22.00*	4,308	$13

Total Warrants

(Cost $—)		13

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	20,347,974	$20,348

Total Investment Companies

(Cost $20,348)		20,348

Total Investments – 99.1%

(Cost $755,521)		961,358

Other Assets less Liabilities – 0.9%		8,453

Net Assets – 100.0%		$969,811

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

(2)	Value rounds to less than one thousand.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.

(5)	Investment in affiliate.

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(8)	7-day current yield as of September 30, 2020 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

CDI	–	CREST Depository Interest

PLC	–	Public Limited Company

REIT	–	Real Estate Investment Trust

S&P	–	Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	United States Dollar	488	Japanese Yen	51,553	12/16/20	$ 1

JPMorgan Chase	United States Dollar	470	Japanese Yen	49,633	12/16/20	1

Morgan Stanley	United States Dollar	181	British Pound	141	12/16/20	2

Morgan Stanley	United States Dollar	479	Japanese Yen	50,769	12/16/20	3

Toronto-Dominion Bank	United States Dollar	246	British Pound	191	12/16/20	1

Toronto-Dominion Bank	United States Dollar	327	Canadian Dollar	438	12/16/20	2

Toronto-Dominion Bank	United States Dollar	361	Swiss Franc	332	12/16/20	1

Subtotal Appreciation						11

Citibank	United States Dollar	44	Australian Dollar	60	12/16/20	(1)

JPMorgan Chase	United States Dollar	1,143	Euro	964	12/16/20	(11)

JPMorgan Chase	United States Dollar	165	Swiss Franc	149	12/16/20	(2)

Morgan Stanley	United States Dollar	369	Canadian Dollar	486	12/16/20	(3)

Morgan Stanley	United States Dollar	74	Swedish Krona	651	12/16/20	(2)

Toronto-Dominion Bank	Japanese Yen	35,850	United States Dollar	340	12/16/20	(1)

Toronto-Dominion Bank	United States Dollar	149	Danish Krone	930	12/16/20	(2)

UBS	Hong Kong Dollar	44	United States Dollar	6	12/16/20	— *

Subtotal Depreciation						(22)

Total						$ (11)

*	Amounts round to less than a thousand.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	106	$17,766	Long	12/20	$ 61

Euro Stoxx 50 (Euro)	111	4,157	Long	12/20	(111)

FTSE 100 Index (British Pound)	13	980	Long	12/20	(16)

S&P/TSX 60 Index (Canadian Dollar)	6	867	Long	12/20	(1)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

SPI 200 Index (Australian Dollar)	10	$1,039	Long	12/20	$(19)

Topix Index (Japanese Yen)	11	1,695	Long	12/20	11

Total					$(75)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	8.3%

Consumer Discretionary	12.0

Consumer Staples	8.2

Energy	2.3

Financials	12.1

Health Care	13.4

Industrials	10.7

Information Technology	21.5

Materials	5.2

Real Estate	2.9

Utilities	3.4

Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	65.3%

Euro	10.6

Japanese Yen	8.4

All other currencies less than 5%	15.7

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$ 2,012	$ —	$ —	$2,012

Canada	36,663	—	—	36,663

Germany	429	27,696	—	28,125

Ireland	9,137	2,931	—	12,068

Switzerland	2,733	26,653	—	29,386

United Kingdom	9,379	35,841	—	45,220

United States	589,493	—	—	589,493

All Other Countries(1)	—	196,541	—	196,541

Total Common Stocks	649,846	289,662	—	939,508

Preferred Stocks(1)	—	1,489	—	1,489

Warrants	13	—	—	13

Investment Companies	20,348	—	—	20,348

Total Investments	$670,207	$291,151	$ —	$961,358
OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign
Currency Exchange Contracts	$ —	$11	$ —	$ 11

Futures Contracts	72	—	—	72

Liabilities

Forward Foreign
Currency Exchange Contracts	—	(22)	—	(22)

Futures Contracts	(147)	—	—	(147)

Total Other Financial Instruments	$ (75)	$ (11)	$ —	$(86)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1)

Australia – 6.5%

Afterpay Ltd.*	68,273	$3,990

AGL Energy Ltd.	204,777	2,001

AMP Ltd.	1,125,922	1,060

Ampol Ltd.	83,170	1,430

APA Group	383,235	2,842

Aristocrat Leisure Ltd.	185,908	4,009

ASX Ltd.	63,071	3,694

Aurizon Holdings Ltd.	631,243	1,926

AusNet Services	615,432	833

Australia & New Zealand Banking Group Ltd.	917,352	11,357

BGP Holdings PLC(2) *	1,085,479	—

BHP Group Ltd.	946,538	24,357

BHP Group PLC	675,409	14,399

BlueScope Steel Ltd.	160,774	1,468

Brambles Ltd.	482,513	3,632

CIMIC Group Ltd.*	31,589	421

Coca-Cola Amatil Ltd.	154,904	1,056

Cochlear Ltd.	20,749	2,949

Coles Group Ltd.	426,088	5,197

Commonwealth Bank of Australia	569,062	26,009

Computershare Ltd.	150,137	1,318

Crown Resorts Ltd.	116,748	737

CSL Ltd.	146,130	30,109

Dexus	350,141	2,235

Evolution Mining Ltd.	533,418	2,215

Fortescue Metals Group Ltd.	544,545	6,374

Goodman Group	530,949	6,833

GPT Group (The)	622,460	1,744

Insurance Australia Group Ltd.	737,089	2,320

Lendlease Corp. Ltd.	215,846	1,710

Macquarie Group Ltd.	108,520	9,322

Magellan Financial Group Ltd.	42,176	1,719

Medibank Pvt Ltd.	874,979	1,576

Mirvac Group	1,283,973	2,011

National Australia Bank Ltd.	1,033,254	13,184

Newcrest Mining Ltd.	257,528	5,804

Northern Star Resources Ltd.	243,188	2,391

Oil Search Ltd.	646,495	1,228

Orica Ltd.	127,119	1,409

Origin Energy Ltd.	557,901	1,725

Qantas Airways Ltd.*	278,173	810

QBE Insurance Group Ltd.	465,026	2,878

Ramsay Health Care Ltd.	57,943	2,749

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Australia – 6.5% continued

REA Group Ltd.	16,671	$1,317

Santos Ltd.	585,013	2,053

Scentre Group	1,660,204	2,627

SEEK Ltd.	104,303	1,596

Sonic Healthcare Ltd.	142,612	3,393

South32 Ltd.	1,592,579	2,335

Stockland	774,161	2,103

Suncorp Group Ltd.	415,200	2,522

Sydney Airport	445,510	1,875

Tabcorp Holdings Ltd.	724,103	1,738

Telstra Corp. Ltd.	1,360,762	2,715

TPG Telecom Ltd.*	114,731	608

Transurban Group	868,830	8,805

Treasury Wine Estates Ltd.	238,937	1,533

Vicinity Centres	1,040,005	1,028

Washington H Soul Pattinson & Co. Ltd.	34,737	586

Wesfarmers Ltd.	366,324	11,680

Westpac Banking Corp.	1,155,517	13,943

WiseTech Global Ltd.	47,156	887

Woodside Petroleum Ltd.	296,207	3,741

Woolworths Group Ltd.	404,041	10,563

		292,679

Austria – 0.2%

ANDRITZ A.G.	24,345	750

Erste Group Bank A.G.*	90,538	1,893

OMV A.G.*	46,476	1,270

Raiffeisen Bank International A.G.*	48,100	735

Verbund A.G.	22,046	1,204

voestalpine A.G.	39,104	1,028

		6,880

Belgium – 0.9%

Ageas S.A./N.V.	55,457	2,263

Anheuser-Busch InBev S.A./N.V.	246,353	13,298

Colruyt S.A.	18,827	1,222

Elia Group S.A./N.V.	9,981	997

Galapagos N.V.*	13,741	1,952

Groupe Bruxelles Lambert S.A.	34,266	3,088

KBC Group N.V.	79,839	3,998

Proximus S.A.DP	51,340	937

Sofina S.A.	4,895	1,335

Solvay S.A., Class A	23,192	1,994

Telenet Group Holding N.V.	15,042	583

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Belgium – 0.9% continued

UCB S.A.	40,651	$4,616

Umicore S.A.	64,146	2,671

		38,954

Chile – 0.0%

Antofagasta PLC	128,744	1,698

China – 0.1%

BeiGene Ltd. ADR*	12,635	3,619

Microport Scientific Corp.	232,000	928

Yangzijiang Shipbuilding Holdings Ltd.	794,366	579

		5,126

Denmark – 2.5%

Ambu A/S, Class B	53,390	1,512

AP Moller - Maersk A/S, Class A	1,004	1,467

AP Moller - Maersk A/S, Class B	2,152	3,412

Carlsberg A.S., Class B	33,245	4,476

Chr Hansen Holding A/S	33,660	3,741

Coloplast A/S, Class B	37,984	6,007

Danske Bank A/S*	221,568	3,001

Demant A/S*	33,729	1,061

DSV Panalpina A/S	66,804	10,902

Genmab A/S*	20,992	7,622

GN Store Nord A/S	41,574	3,146

H Lundbeck A/S	22,078	728

Novo Nordisk A/S, Class B	551,431	38,303

Novozymes A/S, Class B	67,668	4,256

Orsted A/S(3)	60,694	8,372

Pandora A/S	31,837	2,291

Tryg A/S	37,739	1,189

Vestas Wind Systems A/S	62,961	10,188

		111,674

Finland – 1.2%

Elisa OYJ	46,542	2,743

Fortum OYJ	140,967	2,853

Kone OYJ, Class B	108,658	9,553

Neste OYJ	136,777	7,192

Nokia OYJ*	1,832,622	7,183

Nordea Bank Abp*	1,037,846	7,906

Orion OYJ, Class B	34,192	1,548

Sampo OYJ, Class A	151,821	6,006

Stora Enso OYJ (Registered)	185,170	2,902

UPM-Kymmene OYJ	171,879	5,231

Wartsila OYJ Abp	143,513	1,129

		54,246

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

France – 10.3%

Accor S.A.*	62,009	$1,734

Aeroports de Paris	9,143	910

Air Liquide S.A.	152,002	24,120

Airbus S.E.*	188,661	13,694

Alstom S.A.*	61,474	3,061

Amundi S.A.(3) *	19,295	1,360

Arkema S.A.	21,879	2,321

Atos S.E.*	30,972	2,495

AXA S.A.	619,888	11,443

BioMerieux	13,166	2,061

BNP Paribas S.A.*	360,684	13,066

Bollore S.A.	262,625	980

Bouygues S.A.	75,250	2,609

Bureau Veritas S.A.*	97,320	2,186

Capgemini S.E.	52,157	6,680

Carrefour S.A.	192,994	3,089

Cie de Saint-Gobain*	165,882	6,965

Cie Generale des Etablissements Michelin S.C.A.	55,041	5,890

CNP Assurances*	54,298	679

Covivio	14,888	1,051

Credit Agricole S.A.*	371,695	3,249

Danone S.A.	197,684	12,786

Dassault Aviation S.A.*	777	660

Dassault Systemes S.E.	42,414	7,912

Edenred	78,121	3,505

Eiffage S.A.*	26,411	2,153

Electricite de France S.A.	195,513	2,068

Engie S.A.*	588,473	7,865

EssilorLuxottica S.A.*	90,943	12,367

Eurazeo S.E.*	13,777	746

Eurofins Scientific S.E.*	4,326	3,425

Faurecia S.E.*	24,604	1,063

Gecina S.A.	14,696	1,944

Getlink S.E.*	141,010	1,912

Hermes International	10,216	8,806

ICADE	10,130	569

Iliad S.A.	4,810	885

Ingenico Group S.A.*	19,337	2,992

Ipsen S.A.	12,382	1,299

JCDecaux S.A.*	29,434	510

Kering S.A.	24,304	16,147

Klepierre S.A.	63,233	887

La Francaise des Jeux S.A.E.M(3)	27,798	1,021

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

France – 10.3% continued

Legrand S.A.	84,108	$6,715

L’Oreal S.A.	80,691	26,257

LVMH Moet Hennessy Louis Vuitton S.E.	89,359	41,775

Natixis S.A.*	328,403	738

Orange S.A.	639,752	6,657

Orpea*	16,423	1,865

Pernod Ricard S.A.	68,369	10,911

Peugeot S.A.*	188,809	3,404

Publicis Groupe S.A.	72,100	2,337

Remy Cointreau S.A.	6,924	1,264

Renault S.A.*	63,646	1,643

Safran S.A.*	102,803	10,116

Sanofi	363,716	36,469

Sartorius Stedim Biotech	8,647	2,978

Schneider Electric S.E.	177,237	21,998

SCOR S.E.*	50,724	1,405

SEB S.A.	7,697	1,252

SES S.A.	121,841	862

Societe Generale S.A.*	259,994	3,440

Sodexo S.A.	28,765	2,048

Suez S.A.	114,484	2,119

Teleperformance	18,729	5,768

Thales S.A.	33,906	2,539

TOTAL S.E.	792,768	27,218

Ubisoft Entertainment S.A.*	29,543	2,670

Unibail-Rodamco-Westfield	30,270	1,117

Unibail-Rodamco-Westfield - CDI	284,960	503

Valeo S.A.	75,023	2,293

Veolia Environnement S.A.	175,020	3,775

Vinci S.A.	165,050	13,767

Vivendi S.A.	268,025	7,470

Wendel S.E.	8,624	782

Worldline S.A.(3) *	44,707	3,666

		458,986

Germany – 8.8%

adidas A.G.*	61,015	19,748

Allianz S.E. (Registered)	134,060	25,715

Aroundtown S.A.*	374,858	1,884

BASF S.E.	293,971	17,901

Bayer A.G. (Registered)	316,382	19,774

Bayerische Motoren Werke A.G.	106,853	7,759

Beiersdorf A.G.	32,957	3,748

Brenntag A.G.	48,795	3,105

Carl Zeiss Meditec A.G. (Bearer)	13,432	1,700

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Germany – 8.8% continued

Commerzbank A.G.*	333,978	$1,641

Continental A.G.	35,891	3,891

Covestro A.G.(3)	55,602	2,761

Daimler A.G. (Registered)	273,419	14,743

Delivery Hero S.E.(3) *	41,019	4,718

Deutsche Bank A.G. (Registered)*	630,209	5,313

Deutsche Boerse A.G.	61,350	10,774

Deutsche Lufthansa A.G. (Registered)*	78,128	673

Deutsche Post A.G. (Registered)	319,085	14,551

Deutsche Telekom A.G. (Registered)	1,067,197	17,878

Deutsche Wohnen S.E.	108,890	5,449

E.ON S.E.	721,001	7,966

Evonik Industries A.G.	67,876	1,758

Fraport A.G. Frankfurt Airport Services Worldwide*	15,023	595

Fresenius Medical Care A.G. & Co. KGaA	69,392	5,859

Fresenius S.E. & Co. KGaA	133,426	6,074

GEA Group A.G.	50,311	1,773

Hannover Rueck S.E.	19,861	3,079

HeidelbergCement A.G.	48,335	2,965

Henkel A.G. & Co. KGaA	33,775	3,164

HOCHTIEF A.G.	7,372	574

Infineon Technologies A.G.	404,257	11,435

KION Group A.G.	21,474	1,844

Knorr-Bremse A.G.	23,292	2,751

LANXESS A.G.	27,548	1,581

LEG Immobilien A.G.	22,246	3,176

Merck KGaA	41,574	6,071

METRO A.G.	65,940	659

MTU Aero Engines A.G.	17,397	2,893

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	45,206	11,478

Nemetschek S.E.	18,794	1,377

Puma S.E.*	25,966	2,340

RWE A.G.	207,224	7,769

SAP S.E.	334,948	52,159

Scout24 A.G.(3)	34,470	3,009

Siemens A.G. (Registered)	246,327	31,147

Siemens Energy A.G.*	123,163	3,321

Siemens Healthineers A.G.(3)	86,685	3,892

Symrise A.G.	40,948	5,665

TeamViewer A.G.*	42,532	2,100

Telefonica Deutschland Holding A.G.	332,822	854

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Germany – 8.8% continued

thyssenkrupp A.G.*	129,657	$655

Uniper S.E.	64,190	2,074

United Internet A.G. (Registered)	34,448	1,318

Volkswagen A.G.	10,320	1,804

Vonovia S.E.	164,803	11,325

Zalando S.E.(3) *	48,274	4,519

		394,749

Hong Kong – 3.1%

AIA Group Ltd.	3,877,886	38,202

ASM Pacific Technology Ltd.	97,300	995

Bank of East Asia (The) Ltd.	438,830	809

BOC Hong Kong Holdings Ltd.	1,182,108	3,136

Budweiser Brewing Co. APAC Ltd.(3)	564,700	1,650

CK Asset Holdings Ltd.	832,638	4,062

CK Hutchison Holdings Ltd.	865,638	5,248

CK Infrastructure Holdings Ltd.	217,353	1,017

CLP Holdings Ltd.	528,514	4,926

Dairy Farm International Holdings Ltd.	110,800	419

Galaxy Entertainment Group Ltd.	691,148	4,678

Hang Lung Properties Ltd.	667,501	1,702

Hang Seng Bank Ltd.	242,379	3,598

Henderson Land Development Co. Ltd.	432,929	1,597

HK Electric Investments & HK Electric Investments Ltd.	855,227	883

HKT Trust & HKT Ltd.	1,253,220	1,660

Hong Kong & China Gas Co. Ltd.	3,409,482	4,900

Hong Kong Exchanges & Clearing Ltd.	387,596	18,219

Hongkong Land Holdings Ltd.	375,600	1,399

Jardine Matheson Holdings Ltd.	69,800	2,770

Jardine Strategic Holdings Ltd.	72,200	1,430

Kerry Properties Ltd.	233,703	597

Link REIT	660,927	5,403

Melco Resorts & Entertainment Ltd. ADR	71,716	1,194

MTR Corp. Ltd.	500,136	2,482

New World Development Co. Ltd.	483,111	2,352

Pacific Century Premium Developments Ltd.*	151,084	40

PCCW Ltd.	1,398,926	836

Power Assets Holdings Ltd.	455,317	2,395

Sino Land Co. Ltd.	1,010,174	1,176

SJM Holdings Ltd.	627,572	741

Sun Hung Kai Properties Ltd.	417,758	5,356

Swire Pacific Ltd., Class A	155,051	752

Swire Properties Ltd.	383,787	1,014

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Hong Kong – 3.1% continued

Techtronic Industries Co. Ltd.	438,833	$5,770

WH Group Ltd.(3)	3,130,213	2,548

Wharf Real Estate Investment Co. Ltd.	541,766	2,218

		138,174

Ireland – 1.1%

AerCap Holdings N.V.*	40,168	1,012

CRH PLC	251,213	9,072

DCC PLC	32,134	2,476

Experian PLC	293,432	10,980

Flutter Entertainment PLC	49,252	7,804

Irish Bank Resolution Corp. Ltd.(2) *	99,788	—

James Hardie Industries PLC - CDI	144,410	3,440

Kerry Group PLC, Class A	51,724	6,640

Kingspan Group PLC*	48,714	4,431

Smurfit Kappa Group PLC	74,036	2,905

		48,760

Isle of Man – 0.1%

GVC Holdings PLC*	185,117	2,330

Israel – 0.6%

Azrieli Group Ltd.	14,606	651

Bank Hapoalim B.M.	371,223	1,982

Bank Leumi Le-Israel B.M.	461,937	2,032

Check Point Software Technologies Ltd.*	36,562	4,400

CyberArk Software Ltd.*	11,909	1,232

Elbit Systems Ltd.	8,533	1,036

ICL Group Ltd.	227,703	804

Israel Discount Bank Ltd., Class A	370,758	999

Mizrahi Tefahot Bank Ltd.	44,365	786

Nice Ltd.*	19,770	4,480

Teva Pharmaceutical Industries Ltd. ADR*	351,151	3,164

Wix.com Ltd.*	16,515	4,209

		25,775

Italy – 2.0%

Assicurazioni Generali S.p.A.	352,973	4,971

Atlantia S.p.A.*	157,434	2,469

Davide Campari-Milano N.V.	180,713	1,975

DiaSorin S.p.A.	8,205	1,654

Enel S.p.A.	2,607,121	22,638

Eni S.p.A.	821,127	6,424

Ferrari N.V.	18,106	3,314

Ferrari N.V. (New York Exchange)	23,010	4,236

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Italy – 2.0% continued

FinecoBank Banca Fineco S.p.A.*	192,298	$2,646

Infrastrutture Wireless Italiane S.p.A.(3)	74,074	821

Intesa Sanpaolo S.p.A.*	5,333,800	10,015

Leonardo S.p.A.	136,815	800

Mediobanca Banca di Credito Finanziario S.p.A.	198,017	1,553

Moncler S.p.A.*	63,253	2,591

Nexi S.p.A.(3) *	121,538	2,437

Pirelli & C S.p.A.(3) *	128,750	552

Poste Italiane S.p.A.(3)	170,499	1,510

Prysmian S.p.A.	76,353	2,220

Recordati Industria Chimica e Farmaceutica S.p.A.	33,670	1,723

Snam S.p.A.	659,958	3,393

Telecom Italia S.p.A.	2,637,213	1,055

Telecom Italia S.p.A. (RSP)	1,985,718	804

Tenaris S.A.	148,437	740

Terna Rete Elettrica Nazionale S.p.A.	457,985	3,209

UniCredit S.p.A.*	686,090	5,658

		89,408

Japan – 25.6%

ABC-Mart, Inc.	10,800	562

Acom Co. Ltd.	127,500	552

Advantest Corp.	63,800	3,099

Aeon Co. Ltd.	210,500	5,659

Aeon Mall Co. Ltd.	29,880	420

AGC, Inc.	63,400	1,857

Air Water, Inc.	58,469	791

Aisin Seiki Co. Ltd.	51,900	1,659

Ajinomoto Co., Inc.	153,100	3,147

Alfresa Holdings Corp.	61,400	1,343

Amada Co. Ltd.	107,000	1,003

ANA Holdings, Inc.*	34,700	804

Aozora Bank Ltd.	40,400	671

Asahi Group Holdings Ltd.	145,800	5,078

Asahi Intecc Co. Ltd.	63,300	1,988

Asahi Kasei Corp.	409,800	3,577

Astellas Pharma, Inc.	600,900	8,945

Bandai Namco Holdings, Inc.	64,200	4,690

Bank of Kyoto (The) Ltd.	19,394	937

Benesse Holdings, Inc.	23,200	596

Bridgestone Corp.	169,300	5,348

Brother Industries Ltd.	72,600	1,153

Calbee, Inc.	28,100	926

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Canon, Inc.	320,800	$5,325

Casio Computer Co. Ltd.	64,800	1,046

Central Japan Railway Co.	46,200	6,628

Chiba Bank (The) Ltd.	181,400	1,001

Chubu Electric Power Co., Inc.	210,800	2,564

Chugai Pharmaceutical Co. Ltd.	214,665	9,633

Chugoku Electric Power (The) Co., Inc.	93,500	1,171

Coca-Cola Bottlers Japan Holdings, Inc.	39,800	666

Concordia Financial Group Ltd.	316,300	1,103

Cosmos Pharmaceutical Corp.	6,500	1,131

CyberAgent, Inc.	33,200	2,053

Dai Nippon Printing Co. Ltd.	80,900	1,639

Daicel Corp.	81,600	588

Daifuku Co. Ltd.	33,300	3,352

Dai-ichi Life Holdings, Inc.	343,600	4,849

Daiichi Sankyo Co. Ltd.	547,500	16,824

Daikin Industries Ltd.	79,400	14,641

Daito Trust Construction Co. Ltd.	21,100	1,871

Daiwa House Industry Co. Ltd.	184,600	4,743

Daiwa House REIT Investment Corp.	633	1,621

Daiwa Securities Group, Inc.	473,800	1,989

Denso Corp.	139,000	6,089

Dentsu Group, Inc.	69,618	2,057

Disco Corp.	9,400	2,287

East Japan Railway Co.	96,012	5,916

Eisai Co. Ltd.	81,700	7,455

Electric Power Development Co. Ltd.	43,700	674

ENEOS Holdings, Inc.	974,897	3,481

FamilyMart Co. Ltd.	57,200	1,294

FANUC Corp.	61,400	11,779

Fast Retailing Co. Ltd.	18,600	11,671

Fuji Electric Co. Ltd.	41,000	1,295

FUJIFILM Holdings Corp.	115,600	5,696

Fujitsu Ltd.	63,100	8,640

Fukuoka Financial Group, Inc.	58,400	983

GLP J-Reit	1,175	1,814

GMO Payment Gateway, Inc.	13,300	1,430

Hakuhodo DY Holdings, Inc.	69,900	903

Hamamatsu Photonics K.K.	45,370	2,286

Hankyu Hanshin Holdings, Inc.	73,800	2,374

Hikari Tsushin, Inc.	6,500	1,549

Hino Motors Ltd.	87,800	569

Hirose Electric Co. Ltd.	10,528	1,355

Hisamitsu Pharmaceutical Co., Inc.	16,700	853

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Hitachi Construction Machinery Co. Ltd.	34,100	$1,235

Hitachi Ltd.	308,500	10,424

Hitachi Metals Ltd.	69,000	1,061

Honda Motor Co. Ltd.	522,500	12,328

Hoshizaki Corp.	16,400	1,308

Hoya Corp.	119,700	13,493

Hulic Co. Ltd.	102,100	958

Idemitsu Kosan Co. Ltd.	64,688	1,378

Iida Group Holdings Co. Ltd.	50,064	1,012

Inpex Corp.	334,500	1,789

Isetan Mitsukoshi Holdings Ltd.	109,860	583

Isuzu Motors Ltd.	177,800	1,558

Ito En Ltd.	17,600	1,256

ITOCHU Corp.	433,500	11,085

Itochu Techno-Solutions Corp.	31,500	1,199

Japan Airlines Co. Ltd.*	37,900	711

Japan Airport Terminal Co. Ltd.	15,900	702

Japan Exchange Group, Inc.	160,300	4,486

Japan Post Bank Co. Ltd.	129,800	1,014

Japan Post Holdings Co. Ltd.	500,100	3,411

Japan Post Insurance Co. Ltd.	76,300	1,201

Japan Prime Realty Investment Corp.	275	854

Japan Real Estate Investment Corp.	429	2,193

Japan Retail Fund Investment Corp.	888	1,375

Japan Tobacco, Inc.	385,500	7,040

JFE Holdings, Inc.*	159,200	1,113

JGC Holdings Corp.	74,800	777

JSR Corp.	66,700	1,582

JTEKT Corp.	57,300	449

Kajima Corp.	144,900	1,735

Kakaku.com, Inc.	43,700	1,155

Kamigumi Co. Ltd.	32,400	638

Kansai Electric Power (The) Co., Inc.	220,800	2,140

Kansai Paint Co. Ltd.	59,100	1,468

Kao Corp.	152,900	11,474

Kawasaki Heavy Industries Ltd.*	44,800	606

KDDI Corp.	516,000	13,053

Keihan Holdings Co. Ltd.	29,400	1,219

Keikyu Corp.	72,500	1,114

Keio Corp.	34,000	2,102

Keisei Electric Railway Co. Ltd.	42,500	1,201

Keyence Corp.	58,556	27,290

Kikkoman Corp.	45,800	2,542

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Kintetsu Group Holdings Co. Ltd.	55,100	$2,351

Kirin Holdings Co. Ltd.	262,000	4,921

Kobayashi Pharmaceutical Co. Ltd.	16,100	1,558

Kobe Bussan Co. Ltd.	20,200	1,111

Koito Manufacturing Co. Ltd.	34,214	1,744

Komatsu Ltd.	277,800	6,116

Konami Holdings Corp.	28,500	1,235

Kose Corp.	11,000	1,345

Kubota Corp.	331,400	5,928

Kuraray Co. Ltd.	104,500	1,015

Kurita Water Industries Ltd.	31,500	1,040

Kyocera Corp.	102,700	5,868

Kyowa Kirin Co. Ltd.	88,600	2,517

Kyushu Electric Power Co., Inc.	116,800	1,061

Kyushu Railway Co.	49,000	1,047

Lasertec Corp.	24,700	2,043

Lawson, Inc.	15,900	757

LINE Corp.*	11,700	596

Lion Corp.	72,400	1,489

LIXIL Group Corp.	85,200	1,713

M3, Inc.	141,300	8,774

Makita Corp.	71,300	3,401

Marubeni Corp.	523,400	2,970

Marui Group Co. Ltd.	61,300	1,176

Maruichi Steel Tube Ltd.	17,300	433

Mazda Motor Corp.	181,600	1,062

McDonald’s Holdings Co. Japan Ltd.	21,000	1,022

Mebuki Financial Group, Inc.	276,810	628

Medipal Holdings Corp.	60,200	1,205

MEIJI Holdings Co. Ltd.	36,026	2,753

Mercari, Inc.*	27,800	1,285

MINEBEA MITSUMI, Inc.	118,900	2,243

MISUMI Group, Inc.	93,500	2,613

Mitsubishi Chemical Holdings Corp.	421,100	2,431

Mitsubishi Corp.	427,800	10,234

Mitsubishi Electric Corp.	584,100	7,886

Mitsubishi Estate Co. Ltd.	374,900	5,666

Mitsubishi Gas Chemical Co., Inc.	50,600	939

Mitsubishi Heavy Industries Ltd.	104,600	2,323

Mitsubishi Materials Corp.	36,300	717

Mitsubishi Motors Corp.*	208,400	460

Mitsubishi UFJ Financial Group, Inc.	3,943,995	15,651

Mitsubishi UFJ Lease & Finance Co. Ltd.	132,200	611

Mitsui & Co. Ltd.	519,600	8,925

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Mitsui Chemicals, Inc.	60,400	$1,461

Mitsui Fudosan Co. Ltd.	295,400	5,145

Miura Co. Ltd.	28,800	1,408

Mizuho Financial Group, Inc.	771,619	9,639

MonotaRO Co. Ltd.	41,100	2,047

MS&AD Insurance Group Holdings, Inc.	140,643	3,809

Murata Manufacturing Co. Ltd.	182,691	11,788

Nabtesco Corp.	36,999	1,348

Nagoya Railroad Co. Ltd.	60,600	1,661

NEC Corp.	78,800	4,613

Nexon Co. Ltd.	154,100	3,827

NGK Insulators Ltd.	85,900	1,226

NGK Spark Plug Co. Ltd.	45,100	787

NH Foods Ltd.	25,000	1,116

Nidec Corp.	144,000	13,392

Nihon M&A Center, Inc.	49,000	2,795

Nikon Corp.	98,600	666

Nintendo Co. Ltd.	36,000	20,465

Nippon Building Fund, Inc.	403	2,288

Nippon Express Co. Ltd.	24,100	1,403

Nippon Paint Holdings Co. Ltd.	46,700	4,806

Nippon Prologis REIT, Inc.	667	2,252

Nippon Shinyaku Co. Ltd.	14,200	1,171

Nippon Steel Corp.*	257,061	2,428

Nippon Telegraph & Telephone Corp.	415,512	8,501

Nippon Yusen K.K.	50,900	882

Nissan Chemical Corp.	40,700	2,171

Nissan Motor Co. Ltd.*	763,500	2,714

Nisshin Seifun Group, Inc.	65,705	1,048

Nissin Foods Holdings Co. Ltd.	20,500	1,927

Nitori Holdings Co. Ltd.	25,600	5,325

Nitto Denko Corp.	50,100	3,266

Nomura Holdings, Inc.	1,004,600	4,583

Nomura Real Estate Holdings, Inc.	37,900	721

Nomura Real Estate Master Fund, Inc.	1,345	1,691

Nomura Research Institute Ltd.	104,922	3,084

NSK Ltd.	119,600	915

NTT Data Corp.	204,900	2,627

NTT DOCOMO, Inc.	364,700	13,525

Obayashi Corp.	211,600	1,918

Obic Co. Ltd.	21,700	3,818

Odakyu Electric Railway Co. Ltd.	92,400	2,325

Oji Holdings Corp.	282,800	1,298

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Olympus Corp.	377,600	$7,838

Omron Corp.	59,300	4,619

Ono Pharmaceutical Co. Ltd.	115,100	3,613

Oracle Corp. Japan	12,600	1,366

Oriental Land Co. Ltd.	63,900	8,952

ORIX Corp.	422,300	5,257

Orix JREIT, Inc.	815	1,257

Osaka Gas Co. Ltd.	122,000	2,377

Otsuka Corp.	34,800	1,781

Otsuka Holdings Co. Ltd.	124,715	5,289

Pan Pacific International Holdings Corp.	127,900	2,979

Panasonic Corp.	705,100	5,973

Park24 Co. Ltd.	35,600	575

PeptiDream, Inc.*	31,200	1,466

Persol Holdings Co. Ltd.	57,800	940

Pigeon Corp.	37,800	1,689

Pola Orbis Holdings, Inc.	28,800	544

Rakuten, Inc.	278,600	3,010

Recruit Holdings Co. Ltd.	409,200	16,236

Renesas Electronics Corp.*	244,200	1,789

Resona Holdings, Inc.	663,110	2,260

Ricoh Co. Ltd.	217,200	1,464

Rinnai Corp.	11,600	1,133

Rohm Co. Ltd.	28,900	2,231

Ryohin Keikaku Co. Ltd.	74,100	1,231

Santen Pharmaceutical Co. Ltd.	116,700	2,393

SBI Holdings, Inc.	75,560	1,955

SCSK Corp.	17,100	957

Secom Co. Ltd.	66,600	6,085

Sega Sammy Holdings, Inc.	58,500	712

Seibu Holdings, Inc.	70,900	763

Seiko Epson Corp.	91,700	1,054

Sekisui Chemical Co. Ltd.	117,000	1,870

Sekisui House Ltd.	203,900	3,606

Seven & i Holdings Co. Ltd.	241,500	7,465

Seven Bank Ltd.	193,200	468

SG Holdings Co. Ltd.	52,500	2,729

Sharp Corp.	70,300	871

Shimadzu Corp.	69,600	2,123

Shimamura Co. Ltd.	6,900	674

Shimano, Inc.	24,100	4,745

Shimizu Corp.	181,000	1,357

Shin-Etsu Chemical Co. Ltd.	113,300	14,788

Shinsei Bank Ltd.	51,000	632

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Shionogi & Co. Ltd.	84,100	$4,499

Shiseido Co. Ltd.	129,400	7,425

Shizuoka Bank (The) Ltd.	138,900	961

Showa Denko K.K.	45,400	832

SMC Corp.	18,500	10,296

SoftBank Corp.	922,000	10,331

SoftBank Group Corp.	502,900	31,053

Sohgo Security Services Co. Ltd.	23,300	1,110

Sompo Holdings, Inc.	106,945	3,704

Sony Corp.	404,400	30,930

Square Enix Holdings Co. Ltd.	29,900	1,988

Stanley Electric Co. Ltd.	41,500	1,191

Subaru Corp.	196,100	3,807

SUMCO Corp.	87,100	1,225

Sumitomo Chemical Co. Ltd.	427,500	1,416

Sumitomo Corp.	376,900	4,519

Sumitomo Dainippon Pharma Co. Ltd.	58,700	773

Sumitomo Electric Industries Ltd.	238,100	2,675

Sumitomo Heavy Industries Ltd.	36,200	842

Sumitomo Metal Mining Co. Ltd.	75,600	2,340

Sumitomo Mitsui Financial Group, Inc.	419,642	11,677

Sumitomo Mitsui Trust Holdings, Inc.	104,819	2,789

Sumitomo Realty & Development Co. Ltd.	101,500	3,003

Sumitomo Rubber Industries Ltd.	55,700	517

Sundrug Co. Ltd.	24,200	911

Suntory Beverage & Food Ltd.	45,700	1,718

Suzuken Co. Ltd.	21,236	809

Suzuki Motor Corp.	117,800	5,046

Sysmex Corp.	53,298	5,086

T&D Holdings, Inc.	163,400	1,616

Taiheiyo Cement Corp.	39,100	998

Taisei Corp.	62,600	2,109

Taisho Pharmaceutical Holdings Co. Ltd.	8,600	567

Taiyo Nippon Sanso Corp.	49,700	768

Takeda Pharmaceutical Co. Ltd.	507,366	18,073

TDK Corp.	42,200	4,615

Teijin Ltd.	60,200	933

Terumo Corp.	208,100	8,291

THK Co. Ltd.	36,500	916

TIS, Inc.	73,400	1,560

Tobu Railway Co. Ltd.	62,200	1,921

Toho Co. Ltd.	36,700	1,513

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 25.6% continued

Toho Gas Co. Ltd.	24,200	$1,200

Tohoku Electric Power Co., Inc.	140,200	1,405

Tokio Marine Holdings, Inc.	200,900	8,798

Tokyo Century Corp.	13,100	713

Tokyo Electric Power Co. Holdings, Inc.*	466,000	1,281

Tokyo Electron Ltd.	48,200	12,615

Tokyo Gas Co. Ltd.	120,700	2,758

Tokyu Corp.	163,200	2,118

Tokyu Fudosan Holdings Corp.	203,000	874

Toppan Printing Co. Ltd.	82,700	1,165

Toray Industries, Inc.	440,900	2,016

Toshiba Corp.	125,800	3,202

Tosoh Corp.	87,000	1,415

TOTO Ltd.	46,100	2,115

Toyo Suisan Kaisha Ltd.	27,400	1,448

Toyoda Gosei Co. Ltd.	18,700	429

Toyota Industries Corp.	45,900	2,902

Toyota Motor Corp.	681,144	45,051

Toyota Tsusho Corp.	70,500	1,969

Trend Micro, Inc.	43,800	2,673

Tsuruha Holdings, Inc.	11,800	1,670

Unicharm Corp.	128,900	5,758

United Urban Investment Corp.	982	1,095

USS Co. Ltd.	67,700	1,211

Welcia Holdings Co. Ltd.	31,800	1,398

West Japan Railway Co.	51,600	2,550

Yakult Honsha Co. Ltd.	39,500	2,192

Yamada Holdings Co. Ltd.	237,790	1,186

Yamaha Corp.	44,000	2,106

Yamaha Motor Co. Ltd.	91,100	1,325

Yamato Holdings Co. Ltd.	98,500	2,593

Yamazaki Baking Co. Ltd.	39,405	688

Yaskawa Electric Corp.	78,100	3,050

Yokogawa Electric Corp.	72,200	1,147

Yokohama Rubber (The) Co. Ltd.	39,000	555

Z Holdings Corp.	863,300	5,768

ZOZO, Inc.	36,500	1,018

		1,141,674

Jordan – 0.0%

Hikma Pharmaceuticals PLC	56,134	1,880

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Macau – 0.1%

Sands China Ltd.	790,299	$3,075

Wynn Macau Ltd.*	522,546	837

		3,912

Netherlands – 4.5%

ABN AMRO Bank N.V. - C.V.A.*	142,194	1,189

Adyen N.V.(3) *	5,842	10,766

Aegon N.V.	605,946	1,574

Akzo Nobel N.V.	62,283	6,308

Altice Europe N.V.*	194,759	933

ArcelorMittal S.A.*	233,124	3,109

Argenx S.E.*	14,392	3,791

ASML Holding N.V.	136,487	50,327

EXOR N.V.	34,142	1,858

Heineken Holding N.V.	36,213	2,818

Heineken N.V.	83,751	7,443

ING Groep N.V.*	1,248,959	8,844

Just Eat Takeaway.com N.V.*	39,798	4,457

Koninklijke Ahold Delhaize N.V.	355,979	10,535

Koninklijke DSM N.V.	54,945	9,055

Koninklijke KPN N.V.	1,175,509	2,764

Koninklijke Philips N.V.*	293,544	13,829

Koninklijke Vopak N.V.	22,420	1,263

NN Group N.V.	91,335	3,431

Prosus N.V.*	155,978	14,384

QIAGEN N.V.*	74,229	3,855

Randstad N.V.*	37,272	1,945

Royal Dutch Shell PLC, Class A	1,316,281	16,292

Royal Dutch Shell PLC, Class B	1,190,465	14,401

Wolters Kluwer N.V.	86,800	7,410

		202,581

New Zealand – 0.3%

a2 Milk (The) Co. Ltd.*	232,528	2,368

Auckland International Airport Ltd.	391,059	1,895

Fisher & Paykel Healthcare Corp. Ltd.	188,010	4,138

Mercury NZ Ltd.	212,645	718

Meridian Energy Ltd.	395,890	1,291

Ryman Healthcare Ltd.	135,481	1,267

Spark New Zealand Ltd.	603,061	1,881

		13,558

Norway – 0.6%

Adevinta ASA*	77,353	1,327

DNB ASA*	302,661	4,180

Equinor ASA	322,911	4,557

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Norway – 0.6% continued

Gjensidige Forsikring ASA	68,412	$1,389

Mowi ASA	143,543	2,546

Norsk Hydro ASA*	419,775	1,155

Orkla ASA	237,343	2,402

Schibsted ASA, Class B*	29,357	1,173

Telenor ASA	228,878	3,835

Yara International ASA	56,840	2,189

		24,753

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered)(2) *	882,815	—

EDP - Energias de Portugal S.A.	882,595	4,338

Galp Energia SGPS S.A.	165,272	1,532

Jeronimo Martins SGPS S.A.	84,168	1,352

		7,222

Russia – 0.0%

Evraz PLC	159,261	710

Singapore – 1.0%

Ascendas Real Estate Investment Trust	1,008,575	2,408

CapitaLand Commercial Trust	890,336	1,078

CapitaLand Ltd.	851,962	1,702

CapitaLand Mall Trust	838,800	1,194

City Developments Ltd.	156,800	882

DBS Group Holdings Ltd.	577,270	8,491

Genting Singapore Ltd.	1,868,480	918

Jardine Cycle & Carriage Ltd.	30,673	407

Keppel Corp. Ltd.	471,750	1,547

Mapletree Commercial Trust	683,900	979

Mapletree Logistics Trust	872,200	1,310

Oversea-Chinese Banking Corp. Ltd.	1,057,228	6,568

Singapore Airlines Ltd.	426,335	1,090

Singapore Exchange Ltd.	263,600	1,774

Singapore Technologies Engineering Ltd.	514,600	1,312

Singapore Telecommunications Ltd.	2,543,225	3,967

Suntec Real Estate Investment Trust	645,000	691

United Overseas Bank Ltd.	375,649	5,273

UOL Group Ltd.	152,980	749

Venture Corp. Ltd.	89,300	1,266

Wilmar International Ltd.	605,100	1,960

		45,566

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Spain – 2.2%

ACS Actividades de Construccion y Servicios S.A.	83,706	$1,897

Aena S.M.E. S.A.*	22,205	3,093

Amadeus IT Group S.A.	145,361	8,067

Banco Bilbao Vizcaya Argentaria S.A.	2,135,212	5,901

Banco Santander S.A.	5,365,773	9,996

Bankinter S.A.	215,495	927

CaixaBank S.A.	1,126,403	2,388

Cellnex Telecom S.A.(3) *	102,591	6,235

Enagas S.A.	82,338	1,897

Endesa S.A.	104,132	2,785

Ferrovial S.A.	156,623	3,800

Grifols S.A.	95,510	2,753

Iberdrola S.A.	1,901,908	23,408

Industria de Diseno Textil S.A.	349,411	9,715

Mapfre S.A.	353,746	554

Naturgy Energy Group S.A.	96,837	1,942

Red Electrica Corp. S.A.	138,749	2,603

Repsol S.A.	455,909	3,045

Siemens Gamesa Renewable Energy S.A.	76,255	2,055

Telefonica S.A.	1,562,187	5,358

		98,419

Sweden – 3.1%

Alfa Laval AB*	102,253	2,257

Assa Abloy AB, Class B	323,088	7,541

Atlas Copco AB, Class A	215,933	10,277

Atlas Copco AB, Class B	124,781	5,199

Boliden AB	86,489	2,571

Electrolux AB, Class B	71,380	1,664

Epiroc AB, Class A	216,191	3,138

Epiroc AB, Class B	119,262	1,659

EQT AB	77,832	1,506

Essity AB, Class B*	194,025	6,556

Evolution Gaming Group AB	41,664	2,754

Hennes & Mauritz AB, Class B	257,884	4,448

Hexagon AB, Class B*	90,839	6,865

Husqvarna AB, Class B	134,234	1,478

ICA Gruppen AB	32,571	1,656

Industrivarden AB, Class C*	50,947	1,358

Investment AB Latour, Class B	47,006	1,102

Investor AB, Class B	147,734	9,633

Kinnevik AB, Class B	76,446	3,095

L E Lundbergforetagen AB, Class B*	24,989	1,236

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Sweden – 3.1% continued

Lundin Energy AB	60,416	$1,197

Nibe Industrier AB, Class B*	101,014	2,604

Sandvik AB*	361,626	7,054

Securitas AB, Class B*	94,230	1,442

Skandinaviska Enskilda Banken AB, Class A*	519,080	4,595

Skanska AB, Class B*	110,208	2,322

SKF AB, Class B	123,110	2,537

Svenska Cellulosa AB S.C.A., Class B*	193,021	2,646

Svenska Handelsbanken AB, Class A*	496,279	4,168

Swedbank AB, Class A*	291,273	4,555

Swedish Match AB	52,353	4,271

Tele2 AB, Class B	156,656	2,212

Telefonaktiebolaget LM Ericsson, Class B	939,746	10,275

Telia Co. AB	804,036	3,306

Volvo AB, Class B*	478,457	9,190

		138,367

Switzerland – 10.5%

ABB Ltd. (Registered)	593,878	15,052

Adecco Group A.G. (Registered)	50,262	2,656

Alcon, Inc.*	158,019	8,971

Baloise Holding A.G. (Registered)	14,629	2,152

Banque Cantonale Vaudoise (Registered)	9,874	1,001

Barry Callebaut A.G. (Registered)	996	2,215

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	347	2,929

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	32	2,848

Cie Financiere Richemont S.A., Class A (Registered)	168,643	11,296

Clariant A.G. (Registered)	64,224	1,263

Coca-Cola HBC A.G. - CDI*	63,501	1,570

Credit Suisse Group A.G. (Registered)	787,126	7,878

EMS-Chemie Holding A.G. (Registered)	2,601	2,334

Geberit A.G. (Registered)	11,832	7,011

Givaudan S.A. (Registered)	2,959	12,753

Glencore PLC*	3,185,253	6,599

Julius Baer Group Ltd.	70,971	3,026

Kuehne + Nagel International A.G. (Registered)	17,361	3,366

LafargeHolcim Ltd. (Registered)*	114,366	5,213

LafargeHolcim Ltd. (Registered) (Euronext Exchange)*	53,665	2,446

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Switzerland – 10.5% continued

Logitech International S.A. (Registered)	52,204	$4,040

Lonza Group A.G. (Registered)	23,768	14,671

Nestle S.A. (Registered)	955,037	113,305

Novartis A.G. (Registered)	712,314	61,901

Partners Group Holding A.G.	5,942	5,468

Roche Holding A.G. (Genusschein)	225,470	77,139

Schindler Holding A.G. (Participation Certificate)	13,319	3,637

Schindler Holding A.G. (Registered)	6,389	1,738

SGS S.A. (Registered)	1,940	5,200

Sika A.G. (Registered)	45,679	11,222

Sonova Holding A.G. (Registered)*	17,570	4,455

STMicroelectronics N.V.	204,244	6,243

Straumann Holding A.G. (Registered)	3,298	3,318

Swatch Group (The) A.G. (Bearer)	9,305	2,167

Swatch Group (The) A.G. (Registered)	17,903	804

Swiss Life Holding A.G. (Registered)	10,367	3,917

Swiss Prime Site A.G. (Registered)	25,308	2,297

Swiss Re A.G.	94,997	7,031

Swisscom A.G. (Registered)	8,233	4,367

Temenos A.G. (Registered)	21,443	2,888

UBS Group A.G. (Registered)	1,177,380	13,144

Vifor Pharma A.G.	14,269	1,942

Zurich Insurance Group A.G.	48,444	16,843

		470,316

United Kingdom – 12.4%

3i Group PLC	310,634	3,988

Admiral Group PLC	62,797	2,118

Anglo American PLC	392,903	9,488

Ashtead Group PLC	143,771	5,151

Associated British Foods PLC	112,412	2,708

AstraZeneca PLC	421,267	45,851

Auto Trader Group PLC(3)	307,065	2,221

AVEVA Group PLC	21,941	1,357

Aviva PLC	1,266,702	4,658

BAE Systems PLC	1,033,598	6,393

Barclays PLC*	5,550,409	6,984

Barratt Developments PLC	331,361	2,026

Berkeley Group Holdings (The) PLC	39,707	2,160

BP PLC	6,523,397	18,940

British American Tobacco PLC	737,925	26,523

British Land (The) Co. PLC	278,430	1,211

BT Group PLC	2,895,841	3,680

Bunzl PLC	108,242	3,492

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

United Kingdom – 12.4% continued

Burberry Group PLC	131,002	$2,623

CNH Industrial N.V.*	326,709	2,539

Coca-Cola European Partners PLC	66,948	2,598

Compass Group PLC	570,470	8,563

Croda International PLC	42,100	3,399

Diageo PLC	749,347	25,671

Direct Line Insurance Group PLC	432,276	1,505

Ferguson PLC	72,018	7,246

Fiat Chrysler Automobiles N.V.*	126,454	1,548

Fiat Chrysler Automobiles N.V. (New York Exchange)*	231,582	2,830

GlaxoSmithKline PLC	1,613,697	30,228

Halma PLC	122,847	3,703

Hargreaves Lansdown PLC	108,007	2,165

HSBC Holdings PLC	6,547,801	25,438

Imperial Brands PLC	302,888	5,339

Informa PLC*	479,720	2,326

InterContinental Hotels Group PLC*	56,866	2,986

Intertek Group PLC	51,882	4,220

J Sainsbury PLC	597,489	1,469

JD Sports Fashion PLC	144,260	1,510

Johnson Matthey PLC	61,347	1,855

Kingfisher PLC	673,413	2,574

Land Securities Group PLC	224,023	1,509

Legal & General Group PLC	1,916,837	4,646

Lloyds Banking Group PLC*	22,486,963	7,631

London Stock Exchange Group PLC	101,675	11,632

M&G PLC	829,704	1,698

Melrose Industries PLC*	1,555,964	2,296

Mondi PLC	153,883	3,239

National Grid PLC	1,125,132	12,952

Natwest Group PLC*	1,569,060	2,142

Next PLC	42,152	3,230

Ocado Group PLC*	149,074	5,268

Pearson PLC	247,467	1,750

Persimmon PLC	103,440	3,285

Prudential PLC	835,997	11,935

Reckitt Benckiser Group PLC	228,398	22,267

RELX PLC (London Exchange)	619,289	13,708

Rentokil Initial PLC*	594,878	4,094

Rio Tinto Ltd.	118,338	8,012

Rio Tinto PLC	360,865	21,774

Rolls-Royce Holdings PLC*	626,979	1,040

RSA Insurance Group PLC*	338,978	1,972

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

United Kingdom – 12.4% continued

Sage Group (The) PLC	353,688	$3,276

Schroders PLC	41,409	1,443

Segro PLC	365,321	4,392

Severn Trent PLC	77,395	2,434

Smith & Nephew PLC	279,905	5,454

Smiths Group PLC	125,313	2,203

Spirax-Sarco Engineering PLC	24,141	3,432

SSE PLC	332,797	5,181

St. James’s Place PLC	168,147	2,009

Standard Chartered PLC*	873,294	4,004

Standard Life Aberdeen PLC	722,418	2,103

Taylor Wimpey PLC	1,109,922	1,544

Tesco PLC	3,155,030	8,650

Unilever N.V.	468,066	28,257

Unilever PLC	375,980	23,167

United Utilities Group PLC	214,609	2,373

Vodafone Group PLC	8,605,819	11,417

Whitbread PLC	66,367	1,810

Wm Morrison Supermarkets PLC	760,117	1,669

WPP PLC	398,580	3,113

		555,295

Total Common Stocks

(Cost $3,363,645)		4,373,692

PREFERRED STOCKS – 0.6% (1)

Germany – 0.6%

Bayerische Motoren Werke A.G., 5.31%(4)	16,990	931

FUCHS PETROLUB S.E., 2.20%(4)	21,600	1,099

Henkel A.G. & Co. KGaA, 2.06%(4)	56,676	5,935

Porsche Automobil Holding S.E.*	49,693	2,967

Sartorius A.G., 0.10%(4)	11,620	4,773

Volkswagen A.G., 3.68%(4)	59,370	9,555

		25,260

Total Preferred Stocks

(Cost $17,820)		25,260

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.6%

iShares MSCI EAFE ETF	224,500	$14,289

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	13,119,724	13,120

Total Investment Companies

(Cost $27,410)		27,409

Total Investments – 99.1%

(Cost $3,408,875)		4,426,361

Other Assets less Liabilities – 0.9%		41,046

Net Assets – 100.0%		$4,467,407

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	Euro	1,600	United States Dollar	1,880	12/16/20	$ 1

JPMorgan Chase	Swiss Franc	88	United States Dollar	97	12/16/20	1

JPMorgan Chase	United States Dollar	2,136	Australian Dollar	3,000	12/16/20	14

JPMorgan Chase	United States Dollar	1,156	British Pound	900	12/16/20	6

Morgan Stanley	Australian Dollar	3,071	United States Dollar	2,239	12/16/20	39

Morgan Stanley	Euro	1,450	United States Dollar	1,725	12/16/20	22

Morgan Stanley	United States Dollar	1,467	British Pound	1,146	12/16/20	12

Morgan Stanley	United States Dollar	11,089	Japanese Yen	1,175,642	12/16/20	71

Toronto-Dominion Bank	Danish Krone	1,361	United States Dollar	218	12/16/20	3

Toronto-Dominion Bank	United States Dollar	784	British Pound	610	12/16/20	4

Toronto-Dominion Bank	United States Dollar	674	Swiss Franc	620	12/16/20	—*

UBS	United States Dollar	692	Hong Kong Dollar	5,366	12/16/20	—*

Subtotal Appreciation						173

Citibank	United States Dollar	744	Australian Dollar	1,021	12/16/20	(13)

JPMorgan Chase	Euro	975	United States Dollar	1,136	12/16/20	(10)

JPMorgan Chase	Japanese Yen	158,500	United States Dollar	1,501	12/16/20	(3)

JPMorgan Chase	United States Dollar	5,536	Euro	4,664	12/16/20	(57)

JPMorgan Chase	United States Dollar	604	Japanese Yen	63,210	12/16/20	(4)

JPMorgan Chase	United States Dollar	137	New Zealand Dollar	205	12/16/20	(1)

Morgan Stanley	United States Dollar	221	British Pound	170	12/16/20	(2)

Morgan Stanley	United States Dollar	1,856	Euro	1,568	12/16/20	(14)

Morgan Stanley	United States Dollar	1,428	Swedish Krona	12,482	12/16/20	(33)

Morgan Stanley	United States Dollar	198	Swiss Franc	180	12/16/20	(2)

Toronto-Dominion Bank	Japanese Yen	647,370	United States Dollar	6,130	12/16/20	(15)

Toronto-Dominion Bank	United States Dollar	2,479	Euro	2,110	12/16/20	(1)

Toronto-Dominion Bank	United States Dollar	239	Norwegian Krone	2,153	12/16/20	(8)

Toronto-Dominion Bank	United States Dollar	46	Singapore Dollar	63	12/16/20	—*

Subtotal Depreciation						(163)

Total						$ 10

*	Amount rounds to less than one thousand.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50

(Euro)	581	$21,757	Long	12/20	$(734)

FTSE 100

Index (British

Pound)	129	9,723	Long	12/20	(233)

Hang Seng

Index (Hong

Kong Dollar)	14	2,116	Long	10/20	13

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

SPI 200 Index

(Australian

Dollar)	48	$4,987	Long	12/20	$ (74)

Topix Index

(Japanese

Yen)	82	12,638	Long	12/20	141

Total					$ (887)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	5.5%

Consumer Discretionary	11.8

Consumer Staples	11.9

Energy	2.8

Financials	15.3

Health Care	14.3

Industrials	15.1

Information Technology	8.6

Materials	7.6

Real Estate	3.1

Utilities	4.0

Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

Euro	31.8%

Japanese Yen	25.9

British Pound	13.2

Swiss Franc	10.3

Australian Dollar	6.6

All other currencies less than 5%	12.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

China	$3,619	$1,507	$—	$5,126

Germany	3,321	391,428	—	394,749

Hong Kong	1,194	136,980	—	138,174

Ireland	1,012	47,748	—	48,760

Israel	13,005	12,770	—	25,775

Italy	4,236	85,172	—	89,408

United Kingdom	5,428	549,867	—	555,295

All Other Countries(1)	—	3,116,405	—	3,116,405

Total Common Stocks	31,815	4,341,877	—	4,373,692

Preferred Stocks(1)	—	25,260	—	25,260

Investment Companies	27,409	—	—	27,409

Total Investments	$59,224	$4,367,137	$—	$4,426,361

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$173	$—	$173

Futures Contracts	154	—	—	154

Liabilities

Forward Foreign Currency Exchange Contracts	—	(163)	—	(163)

Futures Contracts	(1,041)	—	—	(1,041)

Total Other Financial Instruments	$(887)	$10	$—	$(877)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.9%

Aerospace & Defense – 1.0%

Axon Enterprise, Inc.*	71,622	$6,496

Hexcel Corp.	94,175	3,160

Mercury Systems, Inc.*	63,188	4,895

Woodward, Inc.	65,462	5,247

		19,798

Apparel & Textile Products – 1.1%

Carter’s, Inc.	49,235	4,263

Columbia Sportswear Co.	34,333	2,986

Deckers Outdoor Corp.*	31,617	6,956

Skechers U.S.A., Inc., Class A*	153,794	4,648

Urban Outfitters, Inc.*	77,230	1,607

		20,460

Asset Management – 1.0%

Affiliated Managers Group, Inc.	52,527	3,592

Eaton Vance Corp.	128,825	4,914

Federated Hermes, Inc.	107,392	2,310

Janus Henderson Group PLC	170,107	3,695

Stifel Financial Corp.	77,356	3,911

		18,422

Automotive – 1.9%

Adient PLC*	105,932	1,836

Dana, Inc.	162,971	2,008

Delphi Technologies PLC*	97,400	1,628

Fox Factory Holding Corp.*	46,756	3,475

Gentex Corp.	277,321	7,141

Goodyear Tire & Rubber (The) Co.	262,913	2,016

Harley-Davidson, Inc.	172,907	4,243

ITT, Inc.	97,488	5,757

Lear Corp.	61,549	6,712

Visteon Corp.*	31,386	2,172

		36,988

Banking – 5.4%

Associated Banc-Corp	173,340	2,188

BancorpSouth Bank	108,789	2,108

Bank of Hawaii Corp.	45,189	2,283

Bank OZK	136,355	2,907

Cathay General Bancorp	84,447	1,831

CIT Group, Inc.	111,081	1,967

Commerce Bancshares, Inc.	113,261	6,375

Cullen/Frost Bankers, Inc.	62,965	4,027

East West Bancorp, Inc.	159,592	5,225

First Financial Bankshares, Inc.	160,229	4,472

First Horizon National Corp.	624,077	5,885

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Banking – 5.4% continued

FNB Corp.	364,683	$2,473

Fulton Financial Corp.	182,872	1,706

Glacier Bancorp, Inc.	107,653	3,450

Hancock Whitney Corp.	97,434	1,833

Home BancShares, Inc.	171,494	2,600

International Bancshares Corp.	62,804	1,637

New York Community Bancorp, Inc.	523,307	4,328

PacWest Bancorp	131,733	2,250

Pinnacle Financial Partners, Inc.	85,577	3,046

Prosperity Bancshares, Inc.	104,519	5,417

Signature Bank	60,424	5,015

Sterling Bancorp	219,339	2,307

Synovus Financial Corp.	166,134	3,517

TCF Financial Corp.	171,770	4,012

Texas Capital Bancshares, Inc.*	56,879	1,771

Trustmark Corp.	71,537	1,532

UMB Financial Corp.	48,768	2,390

Umpqua Holdings Corp.	248,396	2,638

United Bankshares, Inc.	146,407	3,143

Valley National Bancorp	455,618	3,121

Washington Federal, Inc.	85,394	1,781

Webster Financial Corp.	101,709	2,686

Wintrust Financial Corp.	64,993	2,603

		104,524

Biotechnology & Pharmaceuticals – 2.1%

Arrowhead Pharmaceuticals, Inc.*	115,419	4,970

Emergent BioSolutions, Inc.*	50,759	5,245

Exelixis, Inc.*	348,650	8,525

Jazz Pharmaceuticals PLC*	62,576	8,923

Ligand Pharmaceuticals, Inc.*	18,141	1,729

Nektar Therapeutics*	201,858	3,349

Prestige Consumer Healthcare, Inc.*	56,630	2,062

United Therapeutics Corp.*	50,111	5,061

		39,864

Chemicals – 2.3%

Ashland Global Holdings, Inc.	61,407	4,355

Avient Corp.	103,171	2,730

Cabot Corp.	63,677	2,294

Chemours (The) Co.	185,233	3,873

Ingevity Corp.*	46,573	2,303

Minerals Technologies, Inc.	38,477	1,966

NewMarket Corp.	8,258	2,827

Olin Corp.	160,308	1,985

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Chemicals – 2.3% continued

RPM International, Inc.	146,651	$12,148

Sensient Technologies Corp.	47,779	2,759

Univar Solutions, Inc.*	190,758	3,220

Valvoline, Inc.	208,708	3,974

		44,434

Commercial Services – 1.2%

ASGN, Inc.*	59,218	3,764

Brink’s (The) Co.	57,004	2,342

FTI Consulting, Inc.*	41,291	4,376

H&R Block, Inc.	217,653	3,546

Healthcare Services Group, Inc.	83,939	1,807

Insperity, Inc.	40,716	2,666

ManpowerGroup, Inc.	65,523	4,805

		23,306

Construction Materials – 2.0%

Carlisle Cos., Inc.	61,584	7,536

Eagle Materials, Inc.	47,116	4,067

Louisiana-Pacific Corp.	126,719	3,740

MDU Resources Group, Inc.	226,183	5,089

Owens Corning	121,876	8,386

Trex Co., Inc.*	130,611	9,352

		38,170

Consumer Products – 3.1%

Boston Beer (The) Co., Inc., Class A*	10,279	9,080

Coty, Inc., Class A	319,408	862

Darling Ingredients, Inc.*	182,746	6,584

Edgewell Personal Care Co.*	61,293	1,709

Energizer Holdings, Inc.	65,713	2,572

Flowers Foods, Inc.	222,045	5,402

Hain Celestial Group (The), Inc.*	94,268	3,233

Helen of Troy Ltd.*	28,573	5,530

Ingredion, Inc.	75,583	5,720

Lancaster Colony Corp.	22,050	3,943

Nu Skin Enterprises, Inc., Class A	57,982	2,904

Pilgrim’s Pride Corp.*	55,070	824

Post Holdings, Inc.*	71,045	6,110

Sanderson Farms, Inc.	22,327	2,634

Tootsie Roll Industries, Inc.	19,692	609

TreeHouse Foods, Inc.*	63,753	2,584

		60,300

Consumer Services – 1.2%

Aaron’s, Inc.	75,757	4,292

Adtalem Global Education, Inc.*	58,533	1,437

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Consumer Services – 1.2% continued

Graham Holdings Co., Class B	4,680	$1,891

Grand Canyon Education, Inc.*	53,368	4,266

Service Corp. International	198,833	8,387

Strategic Education, Inc.	27,540	2,519

WW International, Inc.*	52,950	999

		23,791

Containers & Packaging – 1.1%

AptarGroup, Inc.	72,748	8,235

Greif, Inc., Class A	29,826	1,080

O-I Glass, Inc.	177,098	1,876

Silgan Holdings, Inc.	88,832	3,266

Sonoco Products Co.	113,257	5,784

		20,241

Design, Manufacturing & Distribution – 1.1%

Arrow Electronics, Inc.*	87,589	6,890

Avnet, Inc.	111,399	2,878

Jabil, Inc.	152,908	5,239

SYNNEX Corp.	46,483	6,510

		21,517

Distributors - Discretionary – 1.3%

IAA, Inc.*	151,139	7,870

KAR Auction Services, Inc.	145,751	2,099

Pool Corp.	45,219	15,127

		25,096

Electrical Equipment – 4.1%

Acuity Brands, Inc.	44,714	4,576

Belden, Inc.	50,230	1,563

Cognex Corp.	195,254	12,711

Generac Holdings, Inc.*	70,848	13,719

Hubbell, Inc.	61,187	8,373

Lennox International, Inc.	39,278	10,708

Littelfuse, Inc.	27,466	4,871

National Instruments Corp.	148,303	5,294

nVent Electric PLC	191,737	3,392

Trimble, Inc.*	282,326	13,749

		78,956

Engineering & Construction Services – 1.4%

AECOM*	180,972	7,572

Dycom Industries, Inc.*	35,925	1,897

EMCOR Group, Inc.	61,952	4,195

Fluor Corp.	140,765	1,240

KBR, Inc.	160,626	3,592

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Engineering & Construction Services – 1.4% continued

MasTec, Inc.*	63,301	$2,671

TopBuild Corp.*	37,326	6,371

		27,538

Forest & Paper Products – 0.1%

Domtar Corp.	62,255	1,635

Gaming, Lodging & Restaurants – 4.2%

Boyd Gaming Corp.	90,491	2,777

Caesars Entertainment, Inc.*	224,663	12,595

Choice Hotels International, Inc.	32,484	2,792

Churchill Downs, Inc.	40,045	6,560

Cracker Barrel Old Country Store, Inc.	26,726	3,064

Dunkin’ Brands Group, Inc.	92,832	7,604

Jack in the Box, Inc.	25,573	2,028

Marriott Vacations Worldwide Corp.	46,327	4,207

Papa John’s International, Inc.	37,025	3,047

Penn National Gaming, Inc.*	162,432	11,809

Scientific Games Corp.*	63,047	2,201

Texas Roadhouse, Inc.	73,612	4,475

Wendy’s (The) Co.	202,033	4,504

Wingstop, Inc.	33,397	4,564

Wyndham Destinations, Inc.	96,191	2,959

Wyndham Hotels & Resorts, Inc.	105,116	5,308

		80,494

Hardware – 1.2%

Ciena Corp.*	173,361	6,881

InterDigital, Inc.	34,759	1,983

Lumentum Holdings, Inc.*	84,850	6,375

NCR Corp.*	144,878	3,207

NetScout Systems, Inc.*	81,753	1,785

ViaSat, Inc.*	72,356	2,488

		22,719

Health Care Facilities & Services – 4.5%

Acadia Healthcare Co., Inc.*	100,325	2,958

Amedisys, Inc.*	36,634	8,661

Charles River Laboratories International, Inc.*	56,054	12,693

Chemed Corp.	17,962	8,628

Encompass Health Corp.	112,208	7,291

HealthEquity, Inc.*	86,531	4,445

LHC Group, Inc.*	35,644	7,577

MEDNAX, Inc.*	96,339	1,568

Medpace Holdings, Inc.*	30,763	3,438

Molina Healthcare, Inc.*	66,910	12,247

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Health Care Facilities & Services – 4.5% continued

Patterson Cos., Inc.	97,847	$2,359

PRA Health Sciences, Inc.*	72,169	7,321

Syneos Health, Inc.*	78,770	4,187

Tenet Healthcare Corp.*	118,914	2,915

		86,288

Home & Office Products – 1.9%

Herman Miller, Inc.	66,426	2,003

HNI Corp.	48,105	1,510

KB Home	99,360	3,814

MSA Safety, Inc.	40,803	5,475

Scotts Miracle-Gro (The) Co.	45,936	7,024

Taylor Morrison Home Corp.*	146,339	3,598

Tempur Sealy International, Inc.*	54,111	4,826

Toll Brothers, Inc.	129,562	6,305

TRI Pointe Group, Inc.*	147,051	2,668

		37,223

Industrial Services – 0.6%

MSC Industrial Direct Co., Inc., Class A	51,367	3,251

Watsco, Inc.	37,035	8,625

		11,876

Institutional Financial Services – 1.0%

Evercore, Inc., Class A	45,800	2,998

Interactive Brokers Group, Inc., Class A	89,197	4,311

Jefferies Financial Group, Inc.	243,678	4,386

SEI Investments Co.	137,201	6,959

		18,654

Insurance – 4.0%

Alleghany Corp.	16,149	8,405

American Financial Group, Inc.	80,921	5,420

Brighthouse Financial, Inc.*	104,961	2,824

Brown & Brown, Inc.	264,859	11,990

CNO Financial Group, Inc.	159,906	2,565

Genworth Financial, Inc., Class A*	570,948	1,913

Hanover Insurance Group (The), Inc.	42,560	3,966

Kemper Corp.	69,292	4,631

Mercury General Corp.	29,982	1,240

Old Republic International Corp.	319,039	4,703

Primerica, Inc.	44,592	5,045

Reinsurance Group of America, Inc.	76,654	7,297

RenaissanceRe Holdings Ltd.	57,790	9,809

RLI Corp.	44,635	3,737

Selective Insurance Group, Inc.	67,488	3,475

		77,020

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Iron & Steel – 1.0%

Commercial Metals Co.	134,298	$2,683

Reliance Steel & Aluminum Co.	71,940	7,341

Steel Dynamics, Inc.	225,493	6,456

United States Steel Corp.	248,432	1,824

Worthington Industries, Inc.	40,691	1,659

		19,963

Leisure Products – 1.1%

Brunswick Corp.	89,321	5,262

Mattel, Inc.*	391,290	4,578

Polaris, Inc.	65,058	6,138

Thor Industries, Inc.	62,263	5,931

		21,909

Machinery – 3.9%

AGCO Corp.	69,296	5,147

Colfax Corp.*	113,545	3,561

Crane Co.	55,652	2,790

Curtiss-Wright Corp.	46,913	4,375

Graco, Inc.	188,105	11,540

Kennametal, Inc.	93,524	2,707

Lincoln Electric Holdings, Inc.	66,987	6,165

Middleby (The) Corp.*	62,755	5,630

Nordson Corp.	60,899	11,682

Oshkosh Corp.	76,846	5,648

Regal Beloit Corp.	45,787	4,298

Terex Corp.	78,193	1,514

Toro (The) Co.	121,066	10,163

		75,220

Manufactured Goods – 0.4%

Timken (The) Co.	76,262	4,135

Valmont Industries, Inc.	24,090	2,991

		7,126

Media – 2.0%

AMC Networks, Inc., Class A*	45,746	1,130

Cable One, Inc.	6,113	11,526

GrubHub, Inc.*	104,120	7,531

John Wiley & Sons, Inc., Class A	49,273	1,562

New York Times (The) Co., Class A	162,907	6,971

TEGNA, Inc.	247,054	2,903

TripAdvisor, Inc.	108,428	2,124

World Wrestling Entertainment, Inc., Class A	52,679	2,132

Yelp, Inc.*	77,566	1,558

		37,437

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Medical Equipment & Devices – 4.2%

Avanos Medical, Inc.*	53,970	$1,793

Bio-Techne Corp.	43,497	10,775

Cantel Medical Corp.	42,332	1,860

Globus Medical, Inc., Class A*	84,994	4,209

Haemonetics Corp.*	57,205	4,991

Hill-Rom Holdings, Inc.	75,154	6,276

ICU Medical, Inc.*	21,971	4,015

Integra LifeSciences Holdings Corp.*	79,872	3,771

LivaNova PLC*	54,912	2,483

Masimo Corp.*	57,040	13,465

NuVasive, Inc.*	57,806	2,808

Penumbra, Inc.*	37,889	7,365

Quidel Corp.*	43,073	9,449

Repligen Corp.*	55,094	8,129

		81,389

Metals & Mining – 0.6%

Compass Minerals International, Inc.	38,300	2,273

Royal Gold, Inc.	74,008	8,894

		11,167

Oil, Gas & Coal – 1.3%

Antero Midstream Corp.	322,655	1,733

ChampionX Corp.*	209,532	1,674

Cimarex Energy Co.	115,167	2,802

CNX Resources Corp.*	253,174	2,390

EQT Corp.	288,405	3,729

Equitrans Midstream Corp.	458,691	3,881

Murphy Oil Corp.	162,912	1,453

Murphy U.S.A., Inc.*	30,618	3,927

World Fuel Services Corp.	71,638	1,518

WPX Energy, Inc.*	455,746	2,233

		25,340

Passenger Transportation – 0.2%

JetBlue Airways Corp.*	307,387	3,483

Real Estate – 0.3%

Jones Lang LaSalle, Inc.	58,426	5,589

Real Estate Investment Trusts – 8.7%

American Campus Communities, Inc.	155,294	5,423

Brixmor Property Group, Inc.	334,385	3,909

Camden Property Trust	109,895	9,778

CoreSite Realty Corp.	47,991	5,705

Corporate Office Properties Trust	126,523	3,001

Cousins Properties, Inc.	167,634	4,793

CyrusOne, Inc.	131,871	9,235

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Real Estate Investment Trusts – 8.7% continued

Douglas Emmett, Inc.	185,949	$4,667

EastGroup Properties, Inc.	44,381	5,740

EPR Properties	84,187	2,315

First Industrial Realty Trust, Inc.	143,487	5,711

GEO Group (The), Inc.	136,893	1,552

Healthcare Realty Trust, Inc.	153,507	4,624

Highwoods Properties, Inc.	117,180	3,934

Hudson Pacific Properties, Inc.	173,040	3,795

JBG SMITH Properties	126,806	3,391

Kilroy Realty Corp.	118,265	6,145

Lamar Advertising Co., Class A	97,476	6,450

Life Storage, Inc.	52,939	5,573

Macerich (The) Co.	126,484	859

Medical Properties Trust, Inc.	596,694	10,520

National Retail Properties, Inc.	195,810	6,757

Omega Healthcare Investors, Inc.	256,098	7,668

Park Hotels & Resorts, Inc.	265,743	2,655

Pebblebrook Hotel Trust	147,659	1,850

Physicians Realty Trust	234,855	4,206

PotlatchDeltic Corp.	75,520	3,179

PS Business Parks, Inc.	22,627	2,769

Rayonier, Inc.	154,031	4,073

Rayonier, Inc. - (Fractional Shares)(1)	50,000	—

Rexford Industrial Realty, Inc.	139,675	6,391

Sabra Health Care REIT, Inc.	231,864	3,196

Service Properties Trust	185,625	1,476

Spirit Realty Capital, Inc.	116,267	3,924

STORE Capital Corp.	257,372	7,060

Taubman Centers, Inc.	69,635	2,318

Urban Edge Properties	123,777	1,203

Weingarten Realty Investors	135,827	2,304

		168,149

Recreational Facilities & Services – 0.2%

Cinemark Holdings, Inc.	120,701	1,207

Six Flags Entertainment Corp.	85,119	1,728

		2,935

Renewable Energy – 2.4%

EnerSys	47,928	3,217

Enphase Energy, Inc.*	142,178	11,742

First Solar, Inc.*	95,568	6,327

SolarEdge Technologies, Inc.*	56,551	13,479

Sunrun, Inc.*	143,178	11,035

		45,800

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Retail - Consumer Staples – 1.8%

BJ’s Wholesale Club Holdings, Inc.*	155,645	$6,467

Casey’s General Stores, Inc.	41,643	7,398

Five Below, Inc.*	63,008	8,002

Grocery Outlet Holding Corp.*	94,054	3,698

Ollie’s Bargain Outlet Holdings, Inc.*	64,176	5,606

Sprouts Farmers Market, Inc.*	133,080	2,785

		33,956

Retail - Discretionary –2.4%

American Eagle Outfitters, Inc.	168,065	2,489

AutoNation, Inc.*	65,933	3,490

Avis Budget Group, Inc.*	58,170	1,531

Builders FirstSource, Inc.*	131,702	4,296

Dick’s Sporting Goods, Inc.	73,494	4,254

Foot Locker, Inc.	117,610	3,885

Kohl’s Corp.	178,022	3,299

Lithia Motors,Inc.,Class A	25,321	5,772

Nordstrom, Inc.	122,349	1,458

RH*	17,413	6,662

Sally Beauty Holdings, Inc.*	127,315	1,106

Williams-Sonoma, Inc.	87,780	7,939

		46,181

Semiconductors – 3.5%

Cirrus Logic, Inc.*	65,887	4,444

CMC Materials, Inc.	32,782	4,682

Coherent, Inc.*	27,357	3,035

Cree, Inc.*	123,756	7,888

II-VI, Inc.*	116,972	4,744

MKS Instruments, Inc.	62,199	6,794

Monolithic Power Systems, Inc.	47,636	13,319

Semtech Corp.*	73,524	3,894

Silicon Laboratories, Inc.*	49,416	4,835

Synaptics, Inc.*	38,623	3,106

Universal Display Corp.	48,361	8,741

Vishay Intertechnology, Inc.	149,510	2,328

		67,810

Software – 3.1%

ACI Worldwide, Inc.*	131,325	3,431

Blackbaud, Inc.	55,971	3,125

CDK Global, Inc.	137,138	5,978

Ceridian HCM Holding, Inc.*	146,478	12,106

CommVault Systems, Inc.*	52,346	2,136

J2 Global, Inc.*	50,492	3,495

Manhattan Associates, Inc.*	71,673	6,844

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Software – 3.1% continued

Paylocity Holding Corp.*	41,896	$6,763

PTC, Inc.*	117,918	9,754

Qualys, Inc.*	38,084	3,733

Teradata Corp.*	122,988	2,792

		60,157

Specialty Finance – 1.7%

Alliance Data Systems Corp.	53,838	2,260

Essent Group Ltd.	126,850	4,695

First American Financial Corp.	125,830	6,406

FirstCash, Inc.	46,743	2,674

GATX Corp.	39,492	2,518

LendingTree, Inc.*	8,879	2,725

Navient Corp.	218,814	1,849

SLM Corp.	423,390	3,425

WEX, Inc.*	49,754	6,914

		33,466

Technology Services – 3.1%

CACI International, Inc., Class A*	28,318	6,036

CoreLogic, Inc.	89,656	6,067

FactSet Research Systems, Inc.	42,869	14,356

Fair Isaac Corp.*	32,720	13,918

LiveRamp Holdings, Inc.*	74,332	3,848

MAXIMUS, Inc.	69,159	4,731

Perspecta, Inc.	154,180	2,999

Sabre Corp.	351,596	2,289

Science Applications International Corp.	65,628	5,147

		59,391

Telecom – 0.1%

Telephone and Data Systems, Inc.	112,317	2,071

Transportation & Logistics – 1.4%

Kirby Corp.*	67,721	2,450

Knight-Swift Transportation Holdings,

Inc.	142,114	5,784

Landstar System, Inc.	43,304	5,434

Ryder System, Inc.	60,726	2,565

Werner Enterprises, Inc.	65,490	2,750

XPO Logistics, Inc.*	103,046	8,724

		27,707

Transportation Equipment – 0.1%

Trinity Industries, Inc.	100,417	1,958

Utilities – 3.4%

ALLETE, Inc.	58,539	3,029

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.9% continued

Utilities – 3.4% continued

Black Hills Corp.	70,780	$3,786

Essential Utilities, Inc.	251,720	10,132

Hawaiian Electric Industries, Inc.	123,192	4,095

IDACORP, Inc.	56,937	4,549

National Fuel Gas Co.	102,626	4,166

New Jersey Resources Corp.	108,241	2,925

NorthWestern Corp.	57,066	2,776

OGE Energy Corp.	225,858	6,773

ONE Gas, Inc.	59,712	4,121

PNM Resources, Inc.	89,847	3,713

Southwest Gas Holdings, Inc.	63,091	3,981

Spire, Inc.	58,089	3,090

UGI Corp.	235,055	7,752

		64,888

Waste & Environment Services & Equipment – 1.2%

Clean Harbors, Inc.*	57,756	3,236

Donaldson Co., Inc.	142,315	6,606

Stericycle, Inc.*	103,223	6,509

Tetra Tech, Inc.	60,803	5,807

		22,158

Total Common Stocks

(Cost $1,536,924)		1,864,564

INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	56,403,969	56,404

Total Investment Companies

(Cost $56,404)		56,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT—TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.11%, 1/28/21(4) (5)	$5,565	$5,563

Total Short-Term Investments

(Cost $5,563)		5,563

Total Investments – 100.1%

(Cost $1,598,891)		1,926,531

Liabilities less Other Assets – (0.1%)		(1,453)

NET ASSETS – 100.0%		$1,925,078

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	SEPTEMBER30, 2020 (UNAUDITED)

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(3)	7-day current yield as of September 30, 2020 is disclosed.

(4)	Discount rate at the time of purchase.

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P—Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P MidCap 400	327	$60,688	Long	12/20	$912

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	1.8%

Consumer Discretionary	15.9

Consumer Staples	4.0

Energy	1.1

Financials	13.7

Health Care	11.1

Industrials	17.7

Information Technology	15.8

Materials	5.8

Real Estate	9.3

Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$1,864,564	$—	$—	$1,864,564

Investment Companies	56,404	—	—	56,404

Short-Term Investments	—	5,563	—	5,563

Total Investments	$1,920,968	$5,563	$—	$1,926,531

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$912	$—	$—	$912

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9%

Aerospace & Defense – 0.7%

AAR Corp.	19,451	$366

Aerojet Rocketdyne Holdings, Inc.*	42,560	1,698

AeroVironment, Inc.*	12,607	756

American Outdoor Brands, Inc.*	7,893	103

Astronics Corp.*	13,219	102

Barnes Group, Inc.	27,244	974

Ducommun, Inc.*	6,131	202

Kaman Corp.	16,154	629

Moog, Inc., Class A	17,247	1,096

National Presto Industries, Inc.	2,918	239

Park Aerospace Corp.	10,570	115

Smith & Wesson Brands, Inc.	31,575	490

Sturm Ruger & Co., Inc.	9,891	605

Triumph Group, Inc.	30,064	196

		7,571

Apparel & Textile Products – 0.9%

Crocs, Inc.*	38,721	1,654

Deckers Outdoor Corp.*	16,231	3,571

Fossil Group, Inc.*	27,330	157

Kontoor Brands, Inc.	30,152	730

Lakeland Industries, Inc.*	4,390	87

Movado Group, Inc.	9,319	93

Oxford Industries, Inc.	9,692	391

Rocky Brands, Inc.	4,067	101

Steven Madden Ltd.	47,796	932

Superior Group of Cos., Inc.	6,080	141

Unifi, Inc.*	7,526	97

Urban Outfitters, Inc.*	40,219	837

Weyco Group, Inc.	3,460	56

Wolverine World Wide, Inc.	46,308	1,196

		10,043

Asset Management – 1.1%

Artisan Partners Asset Management,

Inc., Class A	31,911	1,244

Assetmark Financial Holdings, Inc.*	9,306	202

Associated Capital Group, Inc., Class A	975	35

B. Riley Financial, Inc.	11,001	276

Blucora, Inc.*	27,980	264

Boston Private Financial Holdings, Inc.	46,602	257

Brightsphere Investment Group, Inc.	36,565	472

Cohen & Steers, Inc.	14,227	793

Columbia Financial, Inc.*	28,005	311

Community Bankers Trust Corp.	11,072	56

Diamond Hill Investment Group, Inc.	1,796	227

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Asset Management – 1.1% continued

Federated Hermes, Inc.	55,937	$1,203

First Western Financial, Inc.*	3,562	46

Focus Financial Partners, Inc., Class A*	18,392	603

GAMCO Investors, Inc., Class A	3,259	38

Grid Dynamics Holdings, Inc.*	12,333	95

Hamilton Lane, Inc., Class A	17,425	1,125

Kennedy-Wilson Holdings, Inc.	70,988	1,031

Oppenheimer Holdings, Inc., Class A	5,694	127

PDL Community Bancorp*	3,691	33

Pzena Investment Management, Inc.,

Class A	9,747	52

Rafael Holdings, Inc., Class B*	5,095	79

Safeguard Scientifics, Inc.	12,103	66

Sculptor Capital Management, Inc.	10,992	129

Siebert Financial Corp.*	6,930	22

Silvercrest Asset Management Group,

Inc., Class A	5,415	57

Stifel Financial Corp.	38,573	1,950

Virtus Investment Partners, Inc.	4,310	598

Waddell & Reed Financial, Inc., Class A	37,812	562

Westwood Holdings Group, Inc.	4,549	51

WisdomTree Investments, Inc.	82,701	265

		12,269

Automotive – 1.0%

Adient PLC*	51,293	889

American Axle & Manufacturing

Holdings, Inc.*	64,847	374

Cooper Tire & Rubber Co.	29,343	930

Cooper-Standard Holdings, Inc.*	9,566	126

Dana, Inc.	83,762	1,032

Dorman Products, Inc.*	15,445	1,396

Fox Factory Holding Corp.*	23,990	1,783

Gentherm, Inc.*	18,908	773

Goodyear Tire & Rubber (The) Co.	133,684	1,025

Methode Electronics, Inc.	21,200	604

Miller Industries, Inc.	6,477	198

Modine Manufacturing Co.*	29,278	183

Motorcar Parts of America, Inc.*	10,580	165

Standard Motor Products, Inc.	12,300	549

Telenav, Inc.*	19,272	70

Tenneco, Inc., Class A*	29,106	202

Visteon Corp.*	16,062	1,112

XPEL, Inc.*	9,542	249

		11,660

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7%

1st Constitution Bancorp	5,567	$66

1st Source Corp.	9,301	287

ACNB Corp.	4,902	102

Alerus Financial Corp.	8,559	168

Allegiance Bancshares, Inc.	10,775	252

Altabancorp	9,006	181

Amalgamated Bank, Class A	7,236	77

American National Bankshares, Inc.	5,954	125

Ameris Bancorp	38,561	878

Ames National Corp.	5,192	88

Arrow Financial Corp.	7,468	187

Atlantic Capital Bancshares, Inc.*	12,179	138

Atlantic Union Bankshares Corp.	45,146	965

Auburn National BanCorp, Inc.	1,340	49

Axos Financial, Inc.*	33,572	783

Banc of California, Inc.	25,965	263

BancFirst Corp.	10,998	449

Banco Latinoamericano de Comercio

Exterior S.A., Class E	18,193	221

Bancorp (The), Inc.*	30,094	260

BancorpSouth Bank	57,398	1,112

Bank First Corp.	3,586	210

Bank of Commerce Holdings	10,497	73

Bank of Marin Bancorp	7,506	217

Bank of NT Butterfield & Son (The) Ltd.	29,447	656

Bank of Princeton (The)	3,356	61

Bank7 Corp.	2,324	22

BankFinancial Corp.	6,870	50

BankUnited, Inc.	53,249	1,167

Bankwell Financial Group, Inc.	3,891	55

Banner Corp.	20,021	646

Bar Harbor Bankshares	8,807	181

BayCom Corp.*	7,141	74

BCB Bancorp, Inc.	8,380	67

Berkshire Hills Bancorp, Inc.	25,670	260

Bogota Financial Corp.*	3,267	25

Bridge Bancorp, Inc.	10,002	174

Bridgewater Bancshares, Inc.*	12,673	120

Brookline Bancorp, Inc.	44,778	387

Bryn Mawr Bank Corp.	11,481	286

Business First Bancshares, Inc.	11,259	169

Byline Bancorp, Inc.	14,189	160

C&F Financial Corp.	1,933	57

Cadence BanCorp	71,539	615

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

California Bancorp, Inc.*	4,314	$49

Cambridge Bancorp	3,833	204

Camden National Corp.	8,591	260

Capital Bancorp, Inc.*	4,642	44

Capital City Bank Group, Inc.	7,511	141

Capitol Federal Financial, Inc.	77,157	715

Capstar Financial Holdings, Inc.	9,240	91

Carter Bank & Trust	13,609	90

Cathay General Bancorp	43,859	951

CB Financial Services, Inc.	2,828	54

CBTX, Inc.	9,763	160

Central Pacific Financial Corp.	15,949	216

Central Valley Community Bancorp	6,294	78

Century Bancorp, Inc., Class A	1,672	110

Chemung Financial Corp.	1,888	54

ChoiceOne Financial Services, Inc.	4,527	118

CIT Group, Inc.	57,206	1,013

Citizens & Northern Corp.	7,611	124

Citizens Holding Co.	2,687	60

City Holding Co.	9,221	531

Civista Bancshares, Inc.	9,477	119

CNB Financial Corp.	8,864	132

Coastal Financial Corp.*	5,225	64

Codorus Valley Bancorp, Inc.	5,252	69

Colony Bankcorp, Inc.	4,349	47

Columbia Banking System, Inc.	41,573	991

Community Bank System, Inc.	30,683	1,671

Community Financial (The) Corp.	2,863	61

Community Trust Bancorp, Inc.	8,798	249

ConnectOne Bancorp, Inc.	21,121	297

County Bancorp, Inc.	2,863	54

CrossFirst Bankshares, Inc.*	27,128	236

Customers Bancorp, Inc.*	16,353	183

CVB Financial Corp.	74,973	1,247

Dime Community Bancshares, Inc.	16,374	185

Eagle Bancorp Montana, Inc.	3,581	63

Eagle Bancorp, Inc.	18,852	505

Enterprise Bancorp, Inc.	5,082	107

Enterprise Financial Services Corp.	13,728	374

Equity Bancshares, Inc., Class A*	7,948	123

Esquire Financial Holdings, Inc.*	4,192	63

ESSA Bancorp, Inc.	5,674	70

Evans Bancorp, Inc.	2,437	54

Farmers & Merchants Bancorp, Inc.	5,824	117

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

Farmers National Banc Corp.	15,786	$172

FB Financial Corp.	17,839	448

Fidelity D&D Bancorp, Inc.	2,247	109

Financial Institutions, Inc.	9,419	145

First Bancorp	16,294	341

First BanCorp (New York Exchange)	126,370	660

First Bancorp (The), Inc.	6,081	128

First Bancshares (The), Inc.	11,957	251

First Bank	9,715	60

First Busey Corp.	29,287	465

First Business Financial Services, Inc.	4,893	70

First Capital, Inc.	1,897	106

First Choice Bancorp	6,356	84

First Commonwealth Financial Corp.	56,089	434

First Community Bankshares, Inc.	10,132	183

First Community Corp.	4,082	56

First Financial Bancorp	56,781	682

First Financial Bankshares, Inc.	74,919	2,091

First Financial Corp.	7,840	246

First Foundation, Inc.	23,664	309

First Guaranty Bancshares, Inc.	1,667	20

First Internet Bancorp	5,292	78

First Interstate BancSystem, Inc., Class A	24,308	774

First Merchants Corp.	31,405	727

First Mid Bancshares, Inc.	8,166	204

First Midwest Bancorp, Inc.	66,012	712

First Northwest Bancorp	5,264	52

First of Long Island (The) Corp.	13,322	197

First Savings Financial Group, Inc.	1,061	58

First United Corp.	3,836	45

Flagstar Bancorp, Inc.	24,784	734

Flushing Financial Corp.	15,706	165

FNCB Bancorp, Inc.	9,749	52

Franklin Financial Services Corp.	2,456	52

FS Bancorp, Inc.	2,153	88

Fulton Financial Corp.	92,119	859

FVCBankcorp, Inc.*	6,875	69

German American Bancorp, Inc.	14,306	388

Glacier Bancorp, Inc.	55,578	1,781

Great Southern Bancorp, Inc.	6,363	230

Great Western Bancorp, Inc.	32,382	403

Greene County Bancorp, Inc.	1,789	39

Guaranty Bancshares, Inc.	3,789	94

Hancock Whitney Corp.	50,014	941

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

Hanmi Financial Corp.	18,429	$151

HarborOne Bancorp, Inc.	30,117	243

Hawthorn Bancshares, Inc.	3,604	68

HBT Financial, Inc.	6,001	67

Heartland Financial U.S.A., Inc.	20,154	605

Heritage Commerce Corp.	33,373	222

Heritage Financial Corp.	20,911	385

Hilltop Holdings, Inc.	42,012	865

Hingham Institution For Savings (The)	829	153

Home Bancorp, Inc.	4,398	106

Home BancShares, Inc.	88,658	1,344

HomeStreet, Inc.	12,902	332

HomeTrust Bancshares, Inc.	8,956	122

Hope Bancorp, Inc.	68,069	516

Horizon Bancorp, Inc.	24,325	245

Howard Bancorp, Inc.*	6,922	62

Independent Bank Corp.	19,062	998

Independent Bank Corp. (Berlin

Exchange)	12,217	154

Independent Bank Group, Inc.	21,475	949

International Bancshares Corp.	31,132	811

Investar Holding Corp.	5,879	75

Investors Bancorp, Inc.	133,590	970

Kearny Financial Corp.	45,793	330

Lakeland Bancorp, Inc.	27,804	277

Lakeland Financial Corp.	14,275	588

Landmark Bancorp, Inc.	2,161	46

LCNB Corp.	7,319	100

Level One Bancorp, Inc.	2,851	44

Limestone Bancorp, Inc.*	2,877	30

Live Oak Bancshares, Inc.	16,024	406

Luther Burbank Corp.	11,377	95

Macatawa Bank Corp.	15,374	100

Mackinac Financial Corp.	5,394	52

MainStreet Bancshares, Inc.*	4,276	52

Mercantile Bank Corp.	8,968	162

Merchants Bancorp	5,299	104

Meridian Bancorp, Inc.	28,239	292

Meridian Corp.	3,074	50

Meta Financial Group, Inc.	19,456	374

Metrocity Bankshares, Inc.	9,882	130

Metropolitan Bank Holding Corp.*	3,865	108

Mid Penn Bancorp, Inc.	3,960	69

Middlefield Banc Corp.	3,420	66

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

Midland States Bancorp, Inc.	12,577	$162

MidWestOne Financial Group, Inc.	8,323	149

MVB Financial Corp.	5,517	88

National Bank Holdings Corp., Class A	17,017	447

National Bankshares, Inc.	3,760	95

NBT Bancorp, Inc.	24,860	667

Nicolet Bankshares, Inc.*	5,418	296

Northeast Bank	4,472	82

Northfield Bancorp, Inc.	27,814	254

Northrim BanCorp, Inc.	3,613	92

Northwest Bancshares, Inc.	68,804	633

Norwood Financial Corp.	3,600	88

Oak Valley Bancorp	3,882	44

OceanFirst Financial Corp.	34,358	470

Oconee Federal Financial Corp.	595	13

OFG Bancorp	29,894	372

Ohio Valley Banc Corp.	2,423	50

Old National Bancorp	95,010	1,193

Old Second Bancorp, Inc.	16,090	121

OP Bancorp	7,271	42

Origin Bancorp, Inc.	12,475	266

Orrstown Financial Services, Inc.	5,999	77

Pacific Premier Bancorp, Inc.	46,393	934

Park National Corp.	8,365	686

Parke Bancorp, Inc.	5,798	69

Partners Bancorp	5,591	31

PCB Bancorp	7,249	64

PCSB Financial Corp.	8,668	105

Peapack-Gladstone Financial Corp.	10,999	167

Penns Woods Bancorp, Inc.	4,014	80

Peoples Bancorp of North Carolina,

Inc.	2,693	42

Peoples Bancorp, Inc.	11,465	219

Peoples Financial Services Corp.	4,104	143

Pioneer Bancorp, Inc.*	7,086	63

Plumas Bancorp	2,655	52

Preferred Bank	8,218	264

Premier Financial Bancorp, Inc.	7,638	82

Premier Financial Corp.	21,801	340

Professional Holding Corp., Class A*	6,682	90

Provident Bancorp, Inc.	4,670	36

Provident Financial Holdings, Inc.	3,421	41

Provident Financial Services, Inc.	41,513	506

Prudential Bancorp, Inc.	5,103	54

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

QCR Holdings, Inc.	8,508	$233

RBB Bancorp	9,121	103

Red River Bancshares, Inc.	2,732	117

Reliant Bancorp, Inc.	8,747	127

Renasant Corp.	31,881	724

Republic Bancorp, Inc., Class A	5,569	157

Republic First Bancorp, Inc.*	26,578	53

Richmond Mutual BanCorp, Inc.	8,099	86

Riverview Bancorp, Inc.	11,618	48

S&T Bancorp, Inc.	22,131	391

Salisbury Bancorp, Inc.	1,453	46

Sandy Spring Bancorp, Inc.	26,764	618

SB Financial Group, Inc.	4,065	55

Seacoast Banking Corp. of Florida*	30,072	542

Select Bancorp, Inc.*	8,573	62

ServisFirst Bancshares, Inc.	28,225	960

Shore Bancshares, Inc.	7,391	81

Sierra Bancorp	7,828	131

Silvergate Capital Corp., Class A*	8,795	127

Simmons First National Corp., Class A	62,810	996

SmartFinancial, Inc.	8,369	114

South Plains Financial, Inc.	6,571	82

South State Corp.	40,596	1,955

Southern First Bancshares, Inc.*	4,121	100

Southern Missouri Bancorp, Inc.	4,345	102

Southern National Bancorp of Virginia,

Inc.	11,541	100

Southside Bancshares, Inc.	18,198	445

Spirit of Texas Bancshares, Inc.*	8,102	90

Standard AVB Financial Corp.	2,200	72

Sterling Bancorp, Inc.	9,921	30

Stock Yards Bancorp, Inc.	12,066	411

Summit Financial Group, Inc.	6,688	99

Territorial Bancorp, Inc.	4,551	92

Texas Capital Bancshares, Inc.*	29,362	914

Timberland Bancorp, Inc.	4,670	84

Tompkins Financial Corp.	8,403	477

Towne Bank	38,803	636

TriCo Bancshares	15,301	375

TriState Capital Holdings, Inc.*	16,441	218

Triumph Bancorp, Inc.*	12,994	405

TrustCo Bank Corp. NY	54,617	285

Trustmark Corp.	36,759	787

UMB Financial Corp.	25,259	1,238

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banking – 7.7% continued

United Bankshares, Inc.	71,777	$1,541

United Community Banks, Inc.	45,358	768

United Security Bancshares	8,001	49

Unity Bancorp, Inc.	5,107	59

Univest Financial Corp.	16,203	233

Valley National Bancorp	230,468	1,579

Veritex Holdings, Inc.	28,275	482

Washington Federal, Inc.	43,748	913

Washington Trust Bancorp, Inc.	10,137	311

Waterstone Financial, Inc.	13,237	205

WesBanco, Inc.	37,837	808

West BanCorp, Inc.	8,963	142

Westamerica BanCorp	15,146	823

Western New England Bancorp, Inc.	13,407	75

WSFS Financial Corp.	29,146	786

		86,558

Biotechnology & Pharmaceuticals – 12.0%

89bio, Inc.*	3,618	93

Abeona Therapeutics, Inc.*	33,545	34

AcelRx Pharmaceuticals, Inc.*	45,950	65

ADMA Biologics, Inc.*	34,324	82

Aduro Biotech, Inc.*	37,063	90

Adverum Biotechnologies, Inc.*	50,587	521

Aeglea BioTherapeutics, Inc.*	24,034	170

Aerie Pharmaceuticals, Inc.*	20,939	246

Affimed N.V.*	48,090	163

Agenus, Inc.*	86,878	348

Agile Therapeutics, Inc.*	38,788	118

Aimmune Therapeutics, Inc.*	27,151	935

Akcea Therapeutics, Inc.*	9,368	170

Akebia Therapeutics, Inc.*	83,765	210

Akero Therapeutics, Inc.*	7,634	235

Akouos, Inc.*	8,159	187

Albireo Pharma, Inc.*	7,821	261

Alector, Inc.*	26,473	279

Allakos, Inc.*	14,156	1,153

Allogene Therapeutics, Inc.*	31,340	1,182

Allovir, Inc.*	10,593	291

ALX Oncology Holdings, Inc.*	5,473	207

AMAG Pharmaceuticals, Inc.*	17,349	163

Amicus Therapeutics, Inc.*	147,850	2,088

Amneal Pharmaceuticals, Inc.*	56,672	220

Amphastar Pharmaceuticals, Inc.*	21,182	397

AnaptysBio, Inc.*	12,234	180

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Anavex Life Sciences Corp.*	31,914	$145

ANI Pharmaceuticals, Inc.*	5,496	155

Anika Therapeutics, Inc.*	8,030	284

Annexon, Inc.*	8,226	249

Antares Pharma, Inc.*	97,674	264

Apellis Pharmaceuticals, Inc.*	34,953	1,055

Applied Genetic Technologies Corp.*	13,365	65

Applied Molecular Transport, Inc.*	7,079	225

Applied Therapeutics, Inc.*	7,637	159

Aprea Therapeutics, Inc.*	4,259	102

Aptinyx, Inc.*	14,052	47

Aquestive Therapeutics, Inc.*	11,340	55

Aravive, Inc.*	6,968	33

Arcturus Therapeutics Holdings, Inc.*	9,070	389

Arcus Biosciences, Inc.*	24,481	420

Arcutis Biotherapeutics, Inc.*	10,236	300

Ardelyx, Inc.*	41,811	220

Arena Pharmaceuticals, Inc.*	33,816	2,529

Arrowhead Pharmaceuticals, Inc.*	58,282	2,510

Arvinas, Inc.*	17,288	408

Aspira Women’s Health, Inc.*	43,970	136

Assembly Biosciences, Inc.*	17,547	288

Atara Biotherapeutics, Inc.*	42,305	548

Athenex, Inc.*	36,308	439

Athersys, Inc.*	99,351	194

Atreca, Inc., Class A*	15,694	219

Avenue Therapeutics, Inc.*	3,845	42

AVEO Pharmaceuticals, Inc.*	11,169	66

Avid Bioservices, Inc.*	32,478	247

Avidity Biosciences, Inc.*	9,479	267

Avrobio, Inc.*	17,657	230

Axcella Health, Inc.*	9,285	43

Axsome Therapeutics, Inc.*	16,099	1,147

Aytu BioScience, Inc.*	12,896	15

Beam Therapeutics, Inc.*	20,714	510

Beyond Air, Inc.*	7,435	39

Beyondspring, Inc.*	8,932	119

BioCryst Pharmaceuticals, Inc.*	103,709	356

BioDelivery Sciences International, Inc.*	50,762	189

Biohaven Pharmaceutical Holding Co. Ltd.*	27,960	1,818

BioSpecifics Technologies Corp.*	3,821	202

Bioxcel Therapeutics, Inc.*	6,656	289

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Black Diamond Therapeutics, Inc.*	10,749	$325

Blueprint Medicines Corp.*	32,156	2,981

BrainStorm Cell Therapeutics, Inc.*	16,709	283

Bridgebio Pharma, Inc.*	42,286	1,587

Cabaletta Bio, Inc.*	7,362	80

Calithera Biosciences, Inc.*	37,588	130

Cara Therapeutics, Inc.*	23,515	299

CASI Pharmaceuticals, Inc.*	40,152	61

Cassava Sciences, Inc.*	13,321	153

Catabasis Pharmaceuticals, Inc.*	10,313	64

Catalyst Biosciences, Inc.*	13,450	58

Catalyst Pharmaceuticals, Inc.*	54,760	163

CEL-SCI Corp.*	19,843	253

Centogene N.V.*	4,245	40

Cerecor, Inc.*	22,208	51

Champions Oncology, Inc.*	4,137	38

Checkmate Pharmaceuticals, Inc.*	2,440	28

Checkpoint Therapeutics, Inc.*	24,916	67

ChemoCentryx, Inc.*	28,814	1,579

Chiasma, Inc.*	28,312	122

Chimerix, Inc.*	29,159	73

ChromaDex Corp.*	22,883	92

Cidara Therapeutics, Inc.*	19,127	55

Clovis Oncology, Inc.*	46,954	274

Cohbar, Inc.*	14,035	13

Coherus Biosciences, Inc.*	34,016	624

Collegium Pharmaceutical, Inc.*	19,623	409

Concert Pharmaceuticals, Inc.*	16,895	166

Constellation Pharmaceuticals, Inc.*	18,178	368

ContraFect Corp.*	13,438	71

Corbus Pharmaceuticals Holdings, Inc.*	47,470	85

Corcept Therapeutics, Inc.*	55,743	970

CorMedix, Inc.*	18,483	111

Cortexyme, Inc.*	8,994	450

Crinetics Pharmaceuticals, Inc.*	15,470	242

Cue Biopharma, Inc.*	16,852	254

Cyclerion Therapeutics, Inc.*	11,633	71

Cymabay Therapeutics, Inc.*	40,090	290

Cytokinetics, Inc.*	38,609	836

CytomX Therapeutics, Inc.*	25,690	171

Deciphera Pharmaceuticals, Inc.*	21,759	1,116

Denali Therapeutics, Inc.*	36,543	1,309

DermTech, Inc.*	4,605	55

Dicerna Pharmaceuticals, Inc.*	37,918	682

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Durect Corp.*	113,217	$194

Dyadic International, Inc.*	11,055	84

Dynavax Technologies Corp.*	62,616	271

Eagle Pharmaceuticals, Inc.*	6,241	265

Editas Medicine, Inc.*	36,587	1,027

Eiger BioPharmaceuticals, Inc.*	15,194	124

Eloxx Pharmaceuticals, Inc.*	15,305	40

Emergent BioSolutions, Inc.*	25,900	2,676

Enanta Pharmaceuticals, Inc.*	10,988	503

Endo International PLC*	130,534	431

Enochian Biosciences, Inc.*	9,788	35

Epizyme, Inc.*	52,407	625

Esperion Therapeutics, Inc.*	15,250	567

Eton Pharmaceuticals, Inc.*	8,409	66

Evelo Biosciences, Inc.*	10,744	57

Evolus, Inc.*	13,639	53

Exagen, Inc.*	3,087	33

Exicure, Inc.*	33,884	59

Fate Therapeutics, Inc.*	41,642	1,664

Fennec Pharmaceuticals, Inc.*	12,401	75

FibroGen, Inc.*	49,003	2,015

Five Prime Therapeutics, Inc.*	16,525	78

Flexion Therapeutics, Inc.*	25,949	270

Forma Therapeutics Holdings, Inc.*	9,469	472

Fortress Biotech, Inc.*	37,140	150

Frequency Therapeutics, Inc.*	14,225	273

Fulcrum Therapeutics, Inc.*	8,709	69

G1 Therapeutics, Inc.*	20,253	234

Galectin Therapeutics, Inc.*	23,370	62

Galera Therapeutics, Inc.*	4,994	45

Generation Bio Co.*	6,978	216

Genprex, Inc.*	16,244	55

Geron Corp.*	170,327	296

GlycoMimetics, Inc.*	19,406	60

Gossamer Bio, Inc.*	33,148	411

Gritstone Oncology, Inc.*	16,933	45

Halozyme Therapeutics, Inc.*	79,049	2,077

Harpoon Therapeutics, Inc.*	6,055	103

Harrow Health, Inc.*	12,817	72

Heron Therapeutics, Inc.*	51,115	758

Heska Corp.*	4,055	401

Homology Medicines, Inc.*	19,417	208

Hookipa Pharma, Inc.*	6,614	63

iBio, Inc.*	35,196	71

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Ideaya Biosciences, Inc.*	8,790	$110

IGM Biosciences, Inc.*	4,060	300

IMARA, Inc.*	2,831	58

Immunic, Inc.*	3,402	63

ImmunoGen, Inc.*	99,272	357

Immunovant, Inc.*	20,042	705

Innoviva, Inc.*	37,837	395

Inovio Pharmaceuticals, Inc.*	91,097	1,057

Inozyme Pharma, Inc.*	4,393	115

Insmed, Inc.*	58,813	1,890

Intellia Therapeutics, Inc.*	29,225	581

Intercept Pharmaceuticals, Inc.*	15,197	630

Intersect ENT,Inc.*	18,548	303

Intra-Cellular Therapies, Inc.*	38,023	976

Ironwood Pharmaceuticals, Inc.*	93,050	837

iTeos Therapeutics, Inc.*	5,979	148

IVERIC bio, Inc.*	44,980	254

Jounce Therapeutics, Inc.*	9,436	77

Kadmon Holdings, Inc.*	101,334	397

Kala Pharmaceuticals, Inc.*	22,632	170

Kaleido Biosciences, Inc.*	6,696	74

KalVista Pharmaceuticals, Inc.*	8,381	106

Karuna Therapeutics, Inc.*	9,083	702

Karyopharm Therapeutics, Inc.*	41,163	601

Keros Therapeutics, Inc.*	3,989	154

Kezar Life Sciences, Inc.*	18,717	91

Kindred Biosciences, Inc.*	20,468	88

Kiniksa Pharmaceuticals Ltd., Class A*	14,982	230

Kodiak Sciences, Inc.*	16,773	993

Krystal Biotech, Inc.*	7,667	330

Kura Oncology, Inc.*	30,871	946

La Jolla Pharmaceutical Co.*	10,726	43

Lannett Co., Inc.*	18,521	113

Lexicon Pharmaceuticals, Inc.*	21,776	31

Lifevantage Corp.*	7,614	92

Ligand Pharmaceuticals, Inc.*	8,417	802

Liquidia Technologies, Inc.*	14,989	74

LogicBio Therapeutics, Inc.*	6,816	62

Lyra Therapeutics, Inc.*	2,339	26

MacroGenics, Inc.*	30,716	774

Madrigal Pharmaceuticals, Inc.*	5,152	612

Magenta Therapeutics, Inc.*	12,577	86

Mallinckrodt PLC*	49,987	49

MannKind Corp.*	129,986	244

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Marinus Pharmaceuticals, Inc.*	14,047	$181

Marker Therapeutics, Inc.*	18,088	27

MediciNova, Inc.*	25,432	133

MEI Pharma, Inc.*	58,041	181

MeiraGTx Holdings PLC*	11,722	155

Mersana Therapeutics, Inc.*	31,098	579

Minerva Neurosciences, Inc.*	16,996	54

Mirati Therapeutics, Inc.*	21,791	3,618

Mirum Pharmaceuticals, Inc.*	3,162	61

Molecular Templates, Inc.*	15,567	170

Momenta Pharmaceuticals, Inc.*	68,443	3,592

Morphic Holding, Inc.*	7,823	214

Mustang Bio, Inc.*	17,536	55

MyoKardia, Inc.*	29,452	4,015

NantKwest, Inc.*	18,670	129

Nature’s Sunshine Products, Inc.*	5,797	67

Neoleukin Therapeutics, Inc.*	18,859	226

Neubase Therapeutics, Inc.*	9,912	75

NeuroBo Pharmaceuticals, Inc.*	2,406	14

NextCure, Inc.*	9,412	83

NGM Biopharmaceuticals, Inc.*	14,005	223

Nkarta, Inc.*	9,216	277

Novavax, Inc.*	35,777	3,876

Nurix Therapeutics, Inc.*	6,309	220

Ocular Therapeutix, Inc.*	35,797	272

Odonate Therapeutics, Inc.*	7,473	100

Omeros Corp.*	34,975	353

Oncocyte Corp.*	38,426	53

Optinose, Inc.*	21,633	84

Organogenesis Holdings, Inc.*	11,481	44

Orgenesis, Inc.*	10,338	52

ORIC Pharmaceuticals, Inc.*	4,980	125

Osmotica Pharmaceuticals PLC*	6,916	37

Ovid therapeutics, Inc.*	24,514	141

Oyster Point Pharma, Inc.*	3,611	76

Pacira BioSciences, Inc.*	24,392	1,466

Pandion Therapeutics, Inc.*	3,957	45

Paratek Pharmaceuticals, Inc.*	26,001	141

Passage Bio, Inc.*	7,766	102

PDL BioPharma, Inc.*	64,885	204

PhaseBio Pharmaceuticals, Inc.*	7,351	26

Phathom Pharmaceuticals, Inc.*	6,356	233

Phibro Animal Health Corp., Class A	11,575	201

Pieris Pharmaceuticals, Inc.*	26,815	56

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Pliant Therapeutics, Inc.*	6,065	$137

Poseida Therapeutics, Inc.*	7,298	65

Precigen, Inc.*	37,847	132

Prestige Consumer Healthcare, Inc.*	29,219	1,064

Prevail Therapeutics, Inc.*	8,180	83

Protagonist Therapeutics, Inc.*	17,276	338

Protara Therapeutics, Inc.*	1,157	19

Prothena Corp. PLC*	17,605	176

Provention Bio, Inc.*	26,963	346

PTC Therapeutics, Inc.*	36,026	1,684

Puma Biotechnology, Inc.*	17,146	173

Radius Health, Inc.*	25,792	292

RAPT Therapeutics, Inc.*	6,269	202

Recro Pharma, Inc.*	12,106	25

REGENXBIO, Inc.*	19,950	549

Relay Therapeutics, Inc.*	18,866	804

Relmada Therapeutics, Inc.*	8,459	318

Replimune Group, Inc.*	11,824	272

Retrophin, Inc.*	28,547	527

Revance Therapeutics, Inc.*	36,610	920

REVOLUTION Medicines, Inc.*	22,459	782

Rhythm Pharmaceuticals, Inc.*	19,206	416

Rigel Pharmaceuticals, Inc.*	101,204	243

Rocket Pharmaceuticals, Inc.*	20,087	459

Rockwell Medical, Inc.*	41,337	44

Rubius Therapeutics, Inc.*	20,958	105

Sangamo Therapeutics, Inc.*	67,486	638

Satsuma Pharmaceuticals, Inc.*	5,256	20

Savara, Inc.*	26,572	29

Scholar Rock Holding Corp.*	12,974	230

scPharmaceuticals, Inc.*	3,053	23

Selecta Biosciences, Inc.*	38,753	96

Seres Therapeutics, Inc.*	30,882	874

SIGA Technologies, Inc.*	32,412	223

Solid Biosciences, Inc.*	14,592	30

Sorrento Therapeutics, Inc.*	128,664	1,435

Spectrum Pharmaceuticals, Inc.*	84,427	344

Spero Therapeutics, Inc.*	8,229	92

SpringWorks Therapeutics, Inc.*	12,454	594

Stoke Therapeutics, Inc.*	6,983	234

Strongbridge Biopharma PLC*	19,026	40

Supernus Pharmaceuticals, Inc.*	28,566	595

Sutro Biopharma, Inc.*	14,606	147

Syndax Pharmaceuticals, Inc.*	15,424	228

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology & Pharmaceuticals – 12.0% continued

Syros Pharmaceuticals, Inc.*	23,745	$210

TCR2 Therapeutics, Inc.*	15,094	307

Tela Bio, Inc.*	4,071	67

TG Therapeutics, Inc.*	64,510	1,726

TherapeuticsMD, Inc.*	140,073	221

Theravance Biopharma, Inc.*	27,171	402

Translate Bio, Inc.*	39,892	543

TransMedics Group, Inc.*	14,768	204

Tricida, Inc.*	16,156	146

Turning Point Therapeutics, Inc.*	19,838	1,733

Twist Bioscience Corp.*	19,011	1,444

Tyme Technologies, Inc.*	42,626	42

Ultragenyx Pharmaceutical, Inc.*	33,418	2,747

UNITY Biotechnology, Inc.*	18,827	65

UroGen Pharma Ltd.*	11,110	214

USANA Health Sciences, Inc.*	6,790	500

Vanda Pharmaceuticals, Inc.*	30,836	298

Vaxart, Inc.*	29,312	195

Vaxcyte, Inc.*	10,666	527

VBI Vaccines, Inc.*	98,234	281

Verastem, Inc.*	93,528	113

Verrica Pharmaceuticals, Inc.*	7,422	57

Veru, Inc.*	28,404	74

Viela Bio, Inc.*	12,288	345

Viking Therapeutics, Inc.*	37,185	216

Vir Biotechnology, Inc.*	31,131	1,069

VolitionRX Ltd.*	13,315	43

Voyager Therapeutics, Inc.*	14,955	160

vTv Therapeutics, Inc., Class A*	6,173	11

VYNE Therapeutics, Inc.*	79,032	131

WaVe Life Sciences Ltd.*	14,061	119

X4 Pharmaceuticals, Inc.*	9,385	64

XBiotech, Inc.*	8,180	156

Xencor, Inc.*	32,296	1,253

Xeris Pharmaceuticals, Inc.*	25,567	152

XOMA Corp.*	3,490	66

Y-mAbs Therapeutics, Inc.*	17,560	674

Zentalis Pharmaceuticals, Inc.*	6,711	219

ZIOPHARM Oncology, Inc.*	121,834	307

Zogenix, Inc.*	32,440	582

		134,119

Chemicals – 1.8%

AdvanSix, Inc.*	15,992	206

AgroFresh Solutions, Inc.*	17,045	41

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Chemicals – 1.8% continued

American Vanguard Corp.	17,035	$224

Amyris, Inc.*	63,216	185

Avient Corp.	52,932	1,401

Balchem Corp.	18,663	1,822

Codexis, Inc.*	31,893	374

Ferro Corp.*	47,797	593

GCP Applied Technologies, Inc.*	28,516	597

H.B. Fuller Co.	29,723	1,361

Hawkins, Inc.	5,585	257

Haynes International, Inc.	6,893	118

Ingevity Corp.*	24,070	1,190

Innospec, Inc.	14,150	896

Intrepid Potash, Inc.*	5,613	47

Koppers Holdings, Inc.*	11,755	246

Kraton Corp.*	17,689	315

Kronos Worldwide, Inc.	13,011	167

Lydall, Inc.*	9,646	160

Marrone Bio Innovations, Inc.*	37,982	46

Materion Corp.	11,893	619

Minerals Technologies, Inc.	19,658	1,005

Oil-Dri Corp. of America	3,033	109

Orion Engineered Carbons S.A.	35,206	440

PQ Group Holdings, Inc.*	22,869	235

Quaker Chemical Corp.	7,709	1,385

Rayonier Advanced Materials, Inc.*	35,328	113

Rogers Corp.*	10,818	1,061

Sensient Technologies Corp.	24,583	1,419

Stepan Co.	12,488	1,361

Trecora Resources*	14,431	89

Trinseo S.A.	22,307	572

Tronox Holdings PLC, Class A	52,208	411

WD-40 Co.	7,899	1,495

		20,560

Commercial Services – 2.3%

ABM Industries, Inc.	38,845	1,424

Acacia Research Corp.*	26,114	91

AMN Healthcare Services, Inc.*	27,064	1,582

ASGN, Inc.*	29,525	1,877

Barrett Business Services, Inc.	4,272	224

BG Staffing, Inc.	5,083	43

Brady Corp., Class A	27,293	1,092

BrightView Holdings, Inc.*	23,743	271

Brink’s (The) Co.	29,143	1,197

CBIZ, Inc.*	29,810	682

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Commercial Services – 2.3% continued

Cimpress PLC*	10,359	$779

Collectors Universe, Inc.	5,377	266

CorVel Corp.*	5,196	444

CRA International, Inc.	4,267	160

Cross Country Healthcare, Inc.*	21,506	139

Deluxe Corp.	24,476	630

Emerald Holding, Inc.	13,012	26

Ennis, Inc.	15,081	263

Forrester Research, Inc.*	6,174	202

Franchise Group, Inc.	12,692	322

Franklin Covey Co.*	7,142	127

Genasys, Inc.*	18,826	116

GP Strategies Corp.*	7,339	71

Hackett Group (The), Inc.	14,762	165

Healthcare Services Group, Inc.	43,480	936

Heidrick & Struggles International, Inc.	11,371	223

HMS Holdings Corp.*	51,100	1,224

Huron Consulting Group, Inc.*	13,267	522

Information Services Group, Inc.*	18,189	38

Insperity, Inc.	21,040	1,378

Kelly Services, Inc., Class A	19,610	334

Kforce, Inc.	11,468	369

Korn Ferry	32,515	943

National Research Corp.	7,735	381

NV5 Global, Inc.*	6,245	329

Quad/Graphics, Inc.	17,100	52

R1 RCM, Inc.*	61,960	1,063

Resources Connection, Inc.	17,114	198

ShotSpotter, Inc.*	4,630	144

SP Plus Corp.*	13,406	241

TriNet Group, Inc.*	23,875	1,416

TrueBlue, Inc.*	20,476	317

UniFirst Corp.	8,726	1,652

Vectrus, Inc.*	6,685	254

Viad Corp.	11,777	245

Vivint Smart Home, Inc.*	42,277	722

Willdan Group, Inc.*	5,808	148

		25,322

Construction Materials – 1.0%

Advanced Drainage Systems, Inc.	32,228	2,012

Apogee Enterprises, Inc.	14,987	320

Boise Cascade Co.	22,789	910

Forterra, Inc.*	10,639	126

Louisiana-Pacific Corp.	65,404	1,930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Construction Materials – 1.0% continued

Simpson Manufacturing Co., Inc.	25,263	$2,454

Summit Materials, Inc., Class A*	66,497	1,100

U.S. Concrete, Inc.*	9,216	268

UFP Industries, Inc.	34,636	1,957

United States Lime & Minerals, Inc.	1,164	105

		11,182

Consumer Products – 2.3%

Alico, Inc.	2,916	83

B&G Foods, Inc.	37,105	1,030

BellRing Brands, Inc., Class A*	23,318	484

Bridgford Foods Corp.*	1,032	19

Cadiz, Inc.*	11,353	113

Cal-Maine Foods, Inc.*	18,150	696

Calyxt, Inc.*	6,631	36

Celsius Holdings, Inc.*	20,212	459

Central Garden & Pet Co.*	5,601	224

Central Garden & Pet Co., Class A*	22,965	830

Clearwater Paper Corp.*	9,271	352

Coca-Cola Consolidated, Inc.	2,735	658

Craft Brew Alliance, Inc.*	6,729	111

Darling Ingredients, Inc.*	93,291	3,361

Edgewell Personal Care Co.*	31,586	881

elf Beauty, Inc.*	26,196	481

Farmer Bros. Co.*	9,438	42

Fresh Del Monte Produce, Inc.	17,891	410

Greenlane Holdings, Inc., Class A*	5,688	13

Helen of Troy Ltd.*	14,670	2,839

Hostess Brands, Inc.*	71,359	880

Inter Parfums, Inc.	10,314	385

J&J Snack Foods Corp.	8,671	1,131

John B. Sanfilippo & Son, Inc.	5,195	392

Lancaster Colony Corp.	10,974	1,962

Landec Corp.*	14,756	143

Limoneira Co.	9,550	137

MGP Ingredients, Inc.	7,346	292

Nathan’s Famous, Inc.	1,596	82

National Beverage Corp.*	6,902	469

NewAge, Inc.*	53,669	93

Primo Water Corp.	90,588	1,286

Quanex Building Products Corp.	19,030	351

Revlon, Inc., Class A*	3,467	22

Sanderson Farms, Inc.	11,686	1,379

Seneca Foods Corp., Class A*	3,765	134

Simply Good Foods (The) Co.*	49,364	1,088

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Consumer Products – 2.3% continued

Tejon Ranch Co.*	12,428	$176

Tootsie Roll Industries, Inc.	9,465	292

Turning Point Brands, Inc.	6,907	193

Universal Corp.	14,033	588

Vector Group Ltd.	80,891	784

Vital Farms, Inc.*	5,986	243

		25,624

Consumer Services – 0.8%

Aaron’s, Inc.	39,110	2,216

Adtalem Global Education, Inc.*	30,209	741

American Public Education, Inc.*	8,482	239

Aspen Group, Inc.*	10,616	118

Carriage Services, Inc.	9,749	217

K12, Inc.*	23,269	613

Laureate Education, Inc., Class A*	62,758	833

Medifast, Inc.	6,548	1,077

Perdoceo Education Corp.*	40,016	490

Regis Corp.*	13,144	81

Rent-A-Center, Inc.	28,060	839

Strategic Education, Inc.	14,006	1,281

Universal Technical Institute, Inc.*	16,514	84

WW International, Inc.*	27,710	523

		9,352

Containers & Packaging – 0.3%

Greif, Inc., Class A	14,940	541

Greif, Inc., Class B	3,577	141

Matthews International Corp., Class A	17,910	401

Myers Industries, Inc.	21,132	280

O-I Glass, Inc.	90,781	961

TriMas Corp.*	25,354	578

UFP Technologies, Inc.*	3,988	165

		3,067

Design, Manufacturing & Distribution – 0.4%

Benchmark Electronics, Inc.	21,004	423

Fabrinet*	21,300	1,343

Plexus Corp.*	16,639	1,175

Sanmina Corp.*	38,966	1,054

		3,995

Distributors - Consumer Staples – 0.5%

Andersons (The), Inc.	17,935	344

Calavo Growers, Inc.	9,637	639

Chefs’ Warehouse (The), Inc.*	17,575	255

Core-Mark Holding Co., Inc.	25,862	748

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Distributors - Consumer Staples – 0.5% continued

HF Foods Group, Inc.*	20,279	$134

Performance Food Group Co.*	76,045	2,633

United Natural Foods, Inc.*	31,174	464

		5,217

Distributors - Discretionary – 0.2%

ePlus, Inc.*	7,787	570

G-III Apparel Group Ltd.*	25,316	332

KAR Auction Services, Inc.	74,841	1,078

PC Connection, Inc.	6,368	261

ScanSource, Inc.*	14,927	296

Veritiv Corp.*	7,343	93

		2,630

Electrical Equipment – 1.8%

AAON, Inc.	23,815	1,435

Advanced Energy Industries, Inc.*	22,031	1,387

Alarm.com Holdings, Inc.*	27,565	1,523

Allied Motion Technologies, Inc.	4,282	177

API Group Corp.*	81,178	1,155

Argan, Inc.	8,484	356

Atkore International Group, Inc.*	27,636	628

Badger Meter, Inc.	16,921	1,106

Bel Fuse, Inc., Class B	5,685	61

Belden, Inc.	25,647	798

Bloom Energy Corp., Class A*	51,433	924

Chase Corp.	4,336	414

CompX International, Inc.	879	13

CyberOptics Corp.*	4,018	128

FARO Technologies, Inc.*	10,439	637

IntriCon Corp.*	5,218	64

Itron, Inc.*	23,272	1,413

Kimball Electronics, Inc.*	13,985	162

LSI Industries, Inc.	14,670	99

Mesa Laboratories, Inc.	2,753	701

Napco Security Technologies, Inc.*	6,956	163

NL Industries, Inc.	6,041	26

nLight, Inc.*	20,319	477

Novanta, Inc.*	19,859	2,092

Orion Energy Systems, Inc.*	15,247	115

OSI Systems,Inc.*	9,772	758

Powell Industries, Inc.	4,943	119

Preformed Line Products Co.	1,684	82

Research Frontiers, Inc.*	15,206	41

SMART Global Holdings, Inc.*	8,235	225

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Electrical Equipment – 1.8% continued

SPX Corp.*	24,924	$1,156

Stoneridge, Inc.*	15,062	277

Transcat, Inc.*	3,996	117

Watts Water Technologies, Inc., Class A	15,889	1,591

Wrap Technologies, Inc.*	6,473	44

		20,464

Engineering & Construction Services – 2.0%

Aegion Corp.*	17,464	247

Arcosa, Inc.	28,137	1,241

Comfort Systems U.S.A., Inc.	20,806	1,072

Concrete Pumping Holdings, Inc.*	14,460	52

Construction Partners, Inc., Class A*	15,250	278

Dycom Industries, Inc.*	17,812	941

EMCOR Group, Inc.	31,501	2,133

Exponent, Inc.	29,761	2,144

Fluor Corp.	82,162	724

Granite Construction, Inc.	27,165	478

Great Lakes Dredge & Dock Corp.*	36,350	346

IES Holdings, Inc.*	4,831	153

Installed Building Products, Inc.*	13,256	1,349

Iteris, Inc.*	23,018	94

KBR, Inc.	82,617	1,847

Kratos Defense & Security Solutions, Inc.*	70,437	1,358

MasTec, Inc.*	32,876	1,387

Mistras Group, Inc.*	10,210	40

MYR Group, Inc.*	9,595	357

Primoris Services Corp.	28,256	510

Sterling Construction Co., Inc.*	16,210	229

TopBuild Corp.*	19,190	3,275

Tutor Perini Corp.*	23,720	264

WillScot Mobile Mini Holdings Corp.*	92,947	1,550

		22,069

Forest & Paper Products – 0.2%

Domtar Corp.	31,948	839

Neenah, Inc.	9,843	369

P.H. Glatfelter Co.	25,845	356

Schweitzer-Mauduit International, Inc.	17,978	546

Verso Corp., Class A	18,003	142

		2,252

Gaming, Lodging & Restaurants – 3.7%

Accel Entertainment, Inc.*	25,797	276

BBX Capital Corp.*	7,483	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Gaming, Lodging & Restaurants – 3.7% continued

Biglari Holdings, Inc., Class A*	49	$24

Biglari Holdings, Inc., Class B*	486	43

BJ’s Restaurants, Inc.	12,840	378

Bloomin’ Brands, Inc.	50,581	772

Bluegreen Vacations Corp.	2,533	12

Boyd Gaming Corp.	47,185	1,448

Brinker International, Inc.	26,031	1,112

Caesars Entertainment, Inc.*	80,696	4,524

Cannae Holdings, Inc.*	50,085	1,866

Carrols Restaurant Group, Inc.*	20,287	131

Century Casinos, Inc.*	14,726	81

Cheesecake Factory (The), Inc.	24,395	677

Churchill Downs, Inc.	22,047	3,612

Chuy’s Holdings, Inc.*	11,464	224

Cracker Barrel Old Country Store, Inc.	13,770	1,579

Dave & Buster’s Entertainment, Inc.	25,722	390

Del Taco Restaurants, Inc.*	16,983	139

Denny’s Corp.*	36,254	363

Dine Brands Global, Inc.	8,915	487

El Pollo Loco Holdings, Inc.*	10,118	164

Everi Holdings, Inc.*	48,036	396

Fiesta Restaurant Group, Inc.*	10,253	96

GAN Ltd.*	4,235	72

Golden Entertainment, Inc.*	9,614	133

Hilton Grand Vacations, Inc.*	49,518	1,039

International Game Technology PLC	57,614	641

Jack in the Box, Inc.	13,155	1,043

Kura Sushi U.S.A., Inc., Class A*	1,478	19

Lindblad Expeditions Holdings, Inc.*	14,703	125

Marriott Vacations Worldwide Corp.	23,500	2,134

Monarch Casino & Resort, Inc.*	7,214	322

Noodles & Co.*	17,837	123

Papa John’s International, Inc.	18,990	1,563

Penn National Gaming, Inc.*	88,228	6,414

Red Robin Gourmet Burgers, Inc.*	8,315	109

Red Rock Resorts, Inc., Class A	38,541	659

Ruth’s Hospitality Group, Inc.	18,924	209

Scientific Games Corp.*	33,157	1,158

Shake Shack, Inc., Class A*	20,405	1,316

Target Hospitality Corp.*	17,409	21

Texas Roadhouse, Inc.	38,151	2,319

Twin River Worldwide Holdings, Inc.	10,749	282

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Gaming, Lodging & Restaurants – 3.7% continued

Waitr Holdings, Inc.*	48,598	$157

Wingstop, Inc.	17,195	2,350

		41,102

Hardware – 1.8%

3D Systems Corp.*	66,487	326

A10 Networks, Inc.*	35,205	224

Acacia Communications, Inc.*	22,580	1,522

ADTRAN, Inc.	27,512	282

Akoustis Technologies, Inc.*	18,137	148

Anterix, Inc.*	6,356	208

Applied Optoelectronics, Inc.*	12,619	142

Arlo Technologies, Inc.*	47,103	248

CalAmp Corp.*	19,202	138

Casa Systems, Inc.*	18,152	73

Clearfield, Inc.*	6,234	126

Comtech Telecommunications Corp.	14,352	201

Cubic Corp.	18,359	1,068

Daktronics, Inc.	22,337	88

Diebold Nixdorf, Inc.*	40,002	305

Digimarc Corp.*	7,048	157

DZS, Inc.*	6,846	64

ExOne (The) Co.*	6,389	78

Extreme Networks, Inc.*	69,319	279

Fitbit, Inc., Class A*	141,670	986

GoPro, Inc., Class A*	76,580	347

Harmonic, Inc.*	54,272	303

Infinera Corp.*	93,452	576

Inseego Corp.*	40,275	415

InterDigital, Inc.	17,875	1,020

Knowles Corp.*	51,477	767

Luna Innovations, Inc.*	16,525	99

Maxar Technologies, Inc.	35,140	876

NETGEAR, Inc.*	17,099	527

NetScout Systems, Inc.*	40,346	881

PAR Technology Corp.*	9,177	372

PCTEL, Inc.*	10,118	57

Pitney Bowes, Inc.	101,000	536

Plantronics, Inc.	19,281	228

PlayAGS, Inc.*	15,726	56

Powerfleet, Inc.*	15,555	87

Quantum Corp.*	16,667	77

Resonant, Inc.*	28,098	67

Ribbon Communications, Inc.*	38,928	151

Sonos, Inc.*	46,683	709

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Hardware – 1.8% continued

Super Micro Computer, Inc.*	25,976	$686

TTM Technologies, Inc.*	57,626	657

Turtle Beach Corp.*	7,690	140

Universal Electronics, Inc.*	7,983	301

Viavi Solutions, Inc.*	132,804	1,558

Vicor Corp.*	11,166	868

Vishay Precision Group, Inc.*	7,016	178

Vocera Communications, Inc.*	18,454	537

VOXX International Corp.*	11,403	88

		19,827

Health Care Facilities & Services – 2.9%

Accolade, Inc.*	6,908	268

AdaptHealth Corp.*	14,766	322

Addus HomeCare Corp.*	8,066	762

American Renal Associates Holdings, Inc.*	8,923	62

Apollo Medical Holdings, Inc.*	11,462	206

Avalon GloboCare Corp.*	15,021	19

Brookdale Senior Living, Inc.*	107,103	272

Cellular Biomedicine Group, Inc.*	6,823	125

Community Health Systems, Inc.*	50,327	212

Covetrus, Inc.*	56,947	1,389

Eidos Therapeutics, Inc.*	6,501	328

Ensign Group (The), Inc.	29,658	1,692

Enzo Biochem, Inc.*	24,956	53

Evofem Biosciences, Inc.*	45,341	107

Five Star Senior Living, Inc.*	10,742	54

Fulgent Genetics, Inc.*	5,525	221

Hanger, Inc.*	21,785	345

HealthEquity, Inc.*	43,725	2,246

Independence Holding Co.	2,904	109

InfuSystem Holdings, Inc.*	8,293	106

Invitae Corp.*	67,025	2,906

Joint (The) Corp.*	7,653	133

LHC Group, Inc.*	17,608	3,743

Magellan Health, Inc.*	13,688	1,037

MEDNAX, Inc.*	43,228	704

Medpace Holdings, Inc.*	15,872	1,774

National HealthCare Corp.	7,204	449

NeoGenomics, Inc.*	60,114	2,218

OPKO Health, Inc.*	232,183	857

Option Care Health, Inc.*	25,513	341

Owens & Minor, Inc.	36,225	910

Patterson Cos., Inc.	49,199	1,186

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS -97.9% continued

Health Care Facilities & Services – 2.9% continued

Pennant Group (The), Inc.*	15,020	$579

Personalis, Inc.*	14,013	304

Progenity, Inc.*	2,114	19

Progyny, Inc.*	15,510	456

Providence Service (The) Corp.*	7,070	657

RadNet, Inc.*	25,556	392

Select Medical Holdings Corp.*	62,954	1,311

SI-BONE, Inc.*	14,487	344

Surgery Partners, Inc.*	13,439	294

Tenet Healthcare Corp.*	60,588	1,485

Tivity Health, Inc.*	25,581	359

Triple-S Management Corp., Class B*	13,043	233

U.S. Physical Therapy, Inc.	7,343	638

Vapotherm, Inc.*	11,554	335

Viemed Healthcare, Inc.*	19,649	170

		32,732

Home & Office Products – 2.3%

ACCO Brands Corp.	54,762	318

American Woodmark Corp.*	9,887	776

Beazer Homes U.S.A., Inc.*	16,879	223

Caesarstone Ltd.	12,876	126

Casper Sleep, Inc.*	15,307	110

Cavco Industries, Inc.*	5,328	961

Century Communities, Inc.*	17,136	725

Cornerstone Building Brands, Inc.*	25,794	206

Forestar Group, Inc.*	9,389	166

Green Brick Partners, Inc.*	13,868	223

Griffon Corp.	24,903	487

Hamilton Beach Brands Holding Co., Class A	4,214	82

Herman Miller, Inc.	34,229	1,032

HNI Corp.	24,847	780

Hooker Furniture Corp.	6,656	172

Interface, Inc.	32,991	202

iRobot Corp.*	16,000	1,214

JELD-WEN Holding, Inc.*	39,194	886

KB Home	51,161	1,964

Kimball International, Inc., Class B	21,412	226

Knoll, Inc.	29,097	351

LGI Homes, Inc.*	12,914	1,500

Lifetime Brands, Inc.	6,357	60

M/I Homes, Inc.*	16,308	751

Masonite International Corp.*	14,126	1,390

MDC Holdings, Inc.	29,418	1,386

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Home & Office Products – 2.3% continued

Meritage Homes Corp.*	21,532	$2,377

Patrick Industries, Inc.	13,019	749

PGT Innovations, Inc.*	33,067	579

Purple Innovation, Inc.*	12,829	319

Skyline Champion Corp.*	30,485	816

Steelcase, Inc., Class A	50,472	510

Taylor Morrison Home Corp.*	73,156	1,799

TRI Pointe Group, Inc.*	74,941	1,359

Tupperware Brands Corp.*	28,453	574

		25,399

Industrial Services – 0.9%

Alta Equipment Group, Inc.*	9,696	76

Applied Industrial Technologies, Inc.	22,318	1,230

CAI International, Inc.	9,406	259

DXP Enterprises, Inc.*	9,273	150

EVI Industries, Inc.*	3,045	81

H&E Equipment Services, Inc.	18,268	359

Herc Holdings, Inc.*	14,273	565

Nesco Holdings, Inc.*	7,432	31

Resideo Technologies, Inc.*	72,242	795

SiteOne Landscape Supply, Inc.*	25,473	3,106

Systemax, Inc.	7,031	168

Team, Inc.*	18,334	101

Textainer Group Holdings Ltd.*	30,615	433

Titan Machinery, Inc.*	10,954	145

Triton International Ltd.	28,920	1,176

VSE Corp.	5,378	165

WESCO International, Inc.*	28,423	1,251

		10,091

Institutional Financial Services – 0.5%

Amerant Bancorp, Inc.*	12,942	121

BGC Partners, Inc., Class A	180,073	432

Cowen, Inc., Class A	15,232	248

Greenhill & Co., Inc.	8,245	94

Houlihan Lokey, Inc.	29,724	1,755

Moelis & Co., Class A	30,702	1,079

Piper Sandler Cos.	10,170	742

PJT Partners, Inc., Class A	13,723	832

StoneX Group, Inc.*	9,622	492

		5,795

Insurance – 2.5%

Ambac Financial Group, Inc.*	25,867	330

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Insurance – 2.5% continued

American Equity Investment Life Holding Co.	52,492	$1,154

AMERISAFE, Inc.	11,191	642

Argo Group International Holdings Ltd.	18,663	643

BRP Group, Inc., Class A*	19,761	492

Citizens, Inc.*	28,167	156

CNO Financial Group, Inc.	81,683	1,310

Crawford & Co., Class A	8,545	56

Donegal Group, Inc., Class A	6,033	85

eHealth, Inc.*	14,791	1,168

Employers Holdings, Inc.	16,687	505

Enstar Group Ltd.*	6,972	1,126

FBL Financial Group, Inc., Class A	5,683	274

FedNat Holding Co.	7,477	47

Genworth Financial, Inc., Class A*	292,757	981

Goosehead Insurance, Inc., Class A	7,532	652

Greenlight Capital Re Ltd., Class A*	16,067	108

GWG Holdings, Inc.*	1,314	11

HCI Group, Inc.	3,472	171

Heritage Insurance Holdings, Inc.	15,109	153

Horace Mann Educators Corp.	24,123	806

James River Group Holdings Ltd.	17,424	776

Kinsale Capital Group, Inc.	12,264	2,332

MBIA, Inc.*	30,939	188

National General Holdings Corp.	39,557	1,335

National Western Life Group, Inc., Class A	1,467	268

NI Holdings, Inc.*	5,597	95

NMI Holdings, Inc., Class A*	47,741	850

Palomar Holdings, Inc.*	11,751	1,225

ProAssurance Corp.	31,014	485

ProSight Global, Inc.*	5,061	57

Protective Insurance Corp., Class B	4,905	64

Radian Group, Inc.	111,131	1,624

RLI Corp.	22,963	1,923

Safety Insurance Group, Inc.	8,375	579

Security National Financial Corp., Class A*	5,475	35

Selective Insurance Group, Inc.	34,291	1,766

Selectquote, Inc.*	18,494	375

State Auto Financial Corp.	10,238	141

Third Point Reinsurance Ltd.*	46,050	320

Tiptree, Inc.	14,967	74

Trean Insurance Group, Inc.*	6,968	106

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Insurance – 2.5% continued

Trupanion, Inc.*	17,244	$1,361

United Fire Group, Inc.	11,957	243

United Insurance Holdings Corp.	11,596	70

Universal Insurance Holdings, Inc.	15,973	221

Vericity, Inc.	1,395	14

Watford Holdings Ltd.*	10,119	232

		27,629

Iron & Steel – 0.7%

Allegheny Technologies, Inc.*	73,104	637

Arch Resources, Inc.	8,694	369

Carpenter Technology Corp.	27,956	508

Cleveland-Cliffs, Inc.	229,497	1,473

Commercial Metals Co.	69,017	1,379

Northwest Pipe Co.*	5,621	149

Olympic Steel, Inc.	5,295	60

Ryerson Holding Corp.*	9,285	53

Schnitzer Steel Industries, Inc., Class A	14,802	285

SunCoke Energy, Inc.	47,288	162

TimkenSteel Corp.*	27,297	97

United States Steel Corp.	127,330	935

Warrior Met Coal, Inc.	29,632	506

Worthington Industries, Inc.	21,206	865

		7,478

Leisure Products – 0.8%

Acushnet Holdings Corp.	19,961	671

Callaway Golf Co.	54,176	1,037

Camping World Holdings, Inc., Class A	19,252	573

Clarus Corp.	13,511	191

Escalade, Inc.	5,997	110

Funko, Inc., Class A*	14,254	82

Johnson Outdoors, Inc., Class A	2,987	245

LCI Industries	14,268	1,516

Malibu Boats, Inc., Class A*	11,865	588

Marine Products Corp.	4,159	65

MasterCraft Boat Holdings, Inc.*	11,021	193

Nautilus, Inc.*	16,949	291

OneWater Marine, Inc., Class A*	2,620	54

Vista Outdoor, Inc.*	33,973	685

Winnebago Industries, Inc.	18,147	938

YETI Holdings, Inc.*	46,370	2,101

		9,340

Machinery – 2.1%

Alamo Group, Inc.	5,690	615

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Machinery – 2.1% continued

Albany International Corp., Class A	17,848	$884

Altra Industrial Motion Corp.	37,399	1,383

Astec Industries, Inc.	13,077	709

Cactus, Inc., Class A	28,037	538

CIRCOR International, Inc.*	11,749	321

Columbus McKinnon Corp.	13,288	440

CSW Industrials, Inc.	7,927	612

Douglas Dynamics, Inc.	13,251	453

Eastman Kodak Co.*	8,634	76

Enerpac Tool Group Corp.	31,555	594

Federal Signal Corp.	34,603	1,012

Franklin Electric Co., Inc.	26,689	1,570

Gencor Industries, Inc.*	5,124	56

Gorman-Rupp (The) Co.	10,556	311

Graham Corp.	6,074	78

Helios Technologies, Inc.	18,025	656

Hillenbrand, Inc.	42,884	1,216

Hurco Cos., Inc.	3,820	108

Hyster-Yale Materials Handling, Inc.	5,759	214

Ichor Holdings Ltd.*	12,668	273

Intevac, Inc.*	13,200	73

John Bean Technologies Corp.	18,166	1,669

Kadant, Inc.	6,683	733

Kennametal, Inc.	48,161	1,394

Lindsay Corp.	6,330	612

Luxfer Holdings PLC	16,295	204

Manitowoc (The) Co., Inc.*	19,940	168

MTS Systems Corp.	11,421	218

Mueller Water Products, Inc., Class A	90,907	945

NN, Inc.*	25,577	132

Ranpak Holdings Corp.*	16,579	158

Rexnord Corp.	70,735	2,111

SPX FLOW, Inc.*	24,683	1,057

Tennant Co.	10,704	646

Terex Corp.	39,339	762

Welbilt, Inc.*	76,217	469

		23,470

Manufactured Goods – 0.9%

AZZ, Inc.	15,370	524

Chart Industries, Inc.*	20,946	1,472

Eastern (The) Co.	3,233	63

EnPro Industries, Inc.	11,979	676

Gibraltar Industries, Inc.*	18,893	1,231

Insteel Industries, Inc.	10,590	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Manufactured Goods – 0.9% continued

L.B. Foster Co., Class A*	5,863	$79

Lawson Products, Inc.*	2,450	101

Mayville Engineering Co., Inc.*	4,554	42

Mueller Industries, Inc.	32,273	873

Omega Flex, Inc.	1,698	266

Park-Ohio Holdings Corp.	4,686	75

Proto Labs, Inc.*	15,513	2,009

Raven Industries, Inc.	20,482	441

RBC Bearings, Inc.*	14,298	1,733

Standex International Corp.	7,113	421

Tredegar Corp.	15,540	231

		10,435

Media – 1.6%

AMC Networks, Inc., Class A*	22,767	563

Boingo Wireless, Inc.*	25,110	256

Boston Omaha Corp., Class A*	6,986	112

Cargurus, Inc.*	50,149	1,085

Cars.com, Inc.*	39,698	321

Central European Media Enterprises Ltd., Class A*	51,001	214

DHI Group, Inc.*	29,635	67

Endurance International Group Holdings, Inc.*	39,141	225

Entercom Communications Corp., Class A	70,680	114

Entravision Communications Corp., Class A	34,384	52

Eros STX Global Corp.*	88,082	195

Eventbrite, Inc., Class A*	36,251	393

EverQuote, Inc., Class A*	8,020	310

EW Scripps (The) Co., Class A	32,886	376

Fluent, Inc.*	26,165	65

Gannett Co., Inc.	76,261	99

Gray Television, Inc.*	50,467	695

Groupon, Inc.*	13,482	275

HealthStream, Inc.*	14,736	296

Hemisphere Media Group, Inc.*	8,588	75

Houghton Mifflin Harcourt Co.*	62,457	108

iHeartMedia, Inc., Class A*	34,265	278

IMAX Corp.*	28,271	338

Liberty Latin America Ltd., Class A*	26,888	222

Liberty Latin America Ltd., Class C*	90,038	733

Liberty TripAdvisor Holdings, Inc., Class A*	40,526	70

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Media – 1.6% continued

LiveXLive Media, Inc.*	27,133	$70

Magnite, Inc.*	60,896	423

Meredith Corp.	22,560	296

MSG Networks, Inc., Class A*	22,793	218

National CineMedia, Inc.	34,082	92

QuinStreet, Inc.*	27,050	428

Quotient Technology, Inc.*	49,086	362

Saga Communications, Inc., Class A	2,271	45

Scholastic Corp.	16,717	351

Shutterstock, Inc.	12,712	661

Sinclair Broadcast Group, Inc., Class A	25,663	493

Stamps.com, Inc.*	9,864	2,377

TechTarget, Inc.*	13,585	597

TEGNA, Inc.	127,372	1,497

Tribune Publishing Co.	9,256	108

TrueCar, Inc.*	63,006	315

Tucows, Inc., Class A*	5,455	376

Upwork, Inc.*	54,121	944

WideOpenWest, Inc.*	29,951	155

Yelp, Inc.*	41,048	825

		18,170

Medical Equipment & Devices – 4.6%

Accelerate Diagnostics, Inc.*	17,398	185

Accuray, Inc.*	49,581	119

Acutus Medical, Inc.*	5,557	166

Alpha Pro Tech Ltd.*	7,002	103

Alphatec Holdings, Inc.*	25,407	169

AngioDynamics, Inc.*	21,405	258

Apyx Medical Corp.*	19,268	91

AtriCure, Inc.*	25,382	1,013

Atrion Corp.	814	510

Avanos Medical, Inc.*	27,658	919

Axogen, Inc.*	21,509	250

Axonics Modulation Technologies, Inc.*	17,563	896

Bellerophon Therapeutics, Inc.*	1,979	20

BioLife Solutions, Inc.*	8,217	238

BioSig Technologies, Inc.*	15,203	75

BioTelemetry, Inc.*	19,488	888

Cantel Medical Corp.	22,018	967

Cardiovascular Systems, Inc.*	22,494	885

CareDx, Inc.*	27,887	1,058

Castle Biosciences, Inc.*	6,859	353

Cerus Corp.*	95,144	596

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Medical Equipment & Devices – 4.6% continued

Chembio Diagnostics, Inc.*	11,210	$54

Co-Diagnostics, Inc.*	14,817	201

CONMED Corp.	15,773	1,241

CryoLife, Inc.*	21,425	396

Cutera, Inc.*	9,602	182

CytoSorbents Corp.*	24,722	197

Electromed, Inc.*	3,991	42

Fluidigm Corp.*	41,630	309

FONAR Corp.*	3,602	75

GenMark Diagnostics, Inc.*	40,858	580

Glaukos Corp.*	24,720	1,224

Harvard Bioscience, Inc.*	21,574	65

iCAD, Inc.*	11,501	101

Inari Medical, Inc.*	4,422	305

Inogen, Inc.*	10,869	315

Inspire Medical Systems, Inc.*	15,193	1,961

Integer Holdings Corp.*	18,978	1,120

Invacare Corp.	18,995	143

iRadimed Corp.*	3,303	71

iRhythm Technologies, Inc.*	15,912	3,789

Lantheus Holdings, Inc.*	38,315	485

LeMaitre Vascular, Inc.	9,689	315

LivaNova PLC*	28,366	1,282

Luminex Corp.	24,819	651

Meridian Bioscience, Inc.*	24,575	417

Merit Medical Systems,Inc.*	31,428	1,367

Milestone Scientific, Inc.*	20,125	28

Misonix, Inc.*	8,182	96

Myriad Genetics, Inc.*	41,737	544

NanoString Technologies, Inc.*	21,945	981

Natera, Inc.*	41,074	2,967

Natus Medical, Inc.*	19,148	328

Nemaura Medical, Inc.*	3,823	14

Neogen Corp.*	30,628	2,397

Nevro Corp.*	19,492	2,715

NuVasive, Inc.*	29,833	1,449

Nymox Pharmaceutical Corp.*	22,645	56

OraSure Technologies, Inc.*	41,238	502

Orthofix Medical, Inc.*	10,638	331

OrthoPediatrics Corp.*	7,609	349

Pacific Biosciences of California, Inc.*	96,923	957

PAVmed, Inc.*	20,402	36

Precision BioSciences, Inc.*	26,062	161

Pulse Biosciences, Inc.*	7,809	92

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Medical Equipment & Devices – 4.6% continued

Quanterix Corp.*	12,291	$415

Quotient Ltd.*	34,557	178

Repro-Med Systems, Inc.*	16,200	117

Retractable Technologies, Inc.*	7,646	51

SeaSpine Holdings Corp.*	14,938	214

Shockwave Medical, Inc.*	16,516	1,252

Sientra, Inc.*	26,345	90

Silk Road Medical, Inc.*	15,618	1,050

Soleno Therapeutics, Inc.*	31,902	80

Soliton, Inc.*	4,794	37

STAAR Surgical Co.*	26,587	1,504

Stereotaxis, Inc.*	25,258	90

Surgalign Holdings, Inc.*	34,684	63

Surmodics, Inc.*	7,858	306

Tactile Systems Technology, Inc.*	10,632	389

Utah Medical Products, Inc.	1,972	157

Varex Imaging Corp.*	21,445	273

Venus Concept, Inc.*	10,332	24

Veracyte, Inc.*	33,359	1,084

Vericel Corp.*	25,973	481

ViewRay, Inc.*	65,505	229

Wright Medical Group N.V.*	74,695	2,281

Zynex, Inc.*	10,812	189

		51,204

Metals & Mining – 0.9%

Alcoa Corp.*	108,605	1,263

A-Mark Precious Metals, Inc.	2,820	95

Arconic Corp.*	57,686	1,099

Caledonia Mining Corp. PLC	6,364	108

Century Aluminum Co.*	29,581	211

Coeur Mining, Inc.*	140,443	1,036

Compass Minerals International, Inc.	19,781	1,174

Encore Wire Corp.	11,893	552

Energy Fuels, Inc.*	75,893	127

Ferroglobe Representation & Warranty

Insurance Trust(1) *	38,340	—

Gold Resource Corp.	38,186	130

Hecla Mining Co.	302,662	1,538

Kaiser Aluminum Corp.	9,179	492

Livent Corp.*	85,628	768

Novagold Resources, Inc.*	137,910	1,640

Uranium Energy Corp.*	105,873	106

		10,339

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Coal – 1.6%

Adams Resources & Energy, Inc.	1,205	$24

Advanced Emissions Solutions, Inc.	9,652	39

Antero Resources Corp.*	142,268	391

Archrock, Inc.	76,265	410

Berry Corp.	39,082	124

Bonanza Creek Energy, Inc.*	11,091	209

Brigham Minerals, Inc., Class A	19,901	178

ChampionX Corp.*	107,762	861

Clean Energy Fuels Corp.*	76,116	189

CNX Resources Corp.*	129,058	1,218

Comstock Resources, Inc.*	14,110	62

CONSOL Energy, Inc.*	15,043	67

Contango Oil & Gas Co.*	50,744	68

CVR Energy, Inc.	16,967	210

Delek U.S. Holdings, Inc.	36,616	408

DMC Global, Inc.	8,242	271

Dril-Quip, Inc.*	20,451	506

Earthstone Energy, Inc., Class A*	14,084	36

Evolution Petroleum Corp.	14,092	32

Exterran Corp.*	15,908	66

Falcon Minerals Corp.	22,962	56

Frank’s International N.V.*	88,047	136

Goodrich Petroleum Corp.*	5,580	43

Gulfport Energy Corp.*	92,042	49

Helix Energy Solutions Group, Inc.*	83,884	202

Kosmos Energy Ltd.	238,725	233

Liberty Oilfield Services, Inc., Class A	37,833	302

Magnolia Oil & Gas Corp., Class A*	72,002	372

Matador Resources Co.*	63,531	525

Matrix Service Co.*	14,469	121

Montage Resources Corp.*	12,151	53

MRC Global, Inc.*	45,622	195

Murphy U.S.A., Inc.*	15,981	2,050

Nabors Industries Ltd.	4,271	104

NACCO Industries, Inc., Class A	2,336	43

National Energy Services Reunited Corp.*	11,905	76

Newpark Resources, Inc.*	51,679	54

NextDecade Corp.*	14,833	44

NexTier Oilfield Solutions, Inc.*	93,712	173

NOW, Inc.*	63,146	287

Oceaneering International, Inc.*	58,720	207

Oil States International, Inc.*	35,122	96

Ovintiv, Inc.	151,855	1,239

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Coal – 1.6% continued

Par Pacific Holdings, Inc.*	22,633	$153

Patterson-UTI Energy, Inc.	108,087	308

PBF Energy, Inc., Class A	56,743	323

PDC Energy, Inc.*	57,554	713

Peabody Energy Corp.	37,457	86

Penn Virginia Corp.*	7,907	78

PrimeEnergy Resources Corp.*	304	20

ProPetro Holding Corp.*	46,725	190

Range Resources Corp.	124,154	822

RPC, Inc.*	33,757	89

Select Energy Services, Inc., Class A*	34,807	134

SM Energy Co.	63,169	100

Solaris Oilfield Infrastructure, Inc., Class A	16,064	102

Southwestern Energy Co.*	347,563	817

Talos Energy, Inc.*	6,105	39

Tellurian, Inc.*	102,884	82

Thermon Group Holdings, Inc.*	18,593	209

Tidewater, Inc.*	22,617	152

Transocean Ltd.*	342,389	276

U.S. Silica Holdings, Inc.	43,229	130

W&T Offshore, Inc.*	53,168	96

Whiting Petroleum Corp.*	717	12

World Fuel Services Corp.	36,438	772

		17,732

Passenger Transportation – 0.3%

Allegiant Travel Co.	7,573	907

Bristow Group, Inc.*	3,911	83

Hawaiian Holdings, Inc.	26,145	337

Mesa Air Group, Inc.*	18,993	56

SkyWest, Inc.	28,568	853

Spirit Airlines, Inc.*	51,687	832

Universal Logistics Holdings, Inc.	4,732	99

		3,167

Real Estate – 0.7%

American Realty Investors, Inc.*	1,627	15

CTO Realty Growth, Inc.	2,874	127

Cushman & Wakefield PLC*	64,561	679

eXp World Holdings, Inc.*	13,988	564

Fathom Holdings, Inc.*	3,089	49

FRP Holdings, Inc.*	3,968	165

Griffin Industrial Realty, Inc.	1,491	80

Legacy Housing Corp.*	4,741	65

Marcus & Millichap, Inc.*	13,561	373

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Real Estate – 0.7% continued

Maui Land & Pineapple Co., Inc.*	3,569	$39

McGrath RentCorp	14,068	838

Newmark Group, Inc., Class A	81,725	353

RE/MAX Holdings, Inc., Class A	10,159	332

Realogy Holdings Corp.*	66,768	630

Redfin Corp.*	56,238	2,808

RMR Group (The), Inc., Class A	8,675	238

St. Joe (The) Co.*	18,946	391

Stratus Properties, Inc.*	3,302	71

		7,817

Real Estate Investment Trusts – 7.0%

Acadia Realty Trust	48,854	513

Agree Realty Corp.	30,825	1,962

Alexander & Baldwin, Inc.	42,780	480

Alexander’s, Inc.	1,244	305

Alpine Income Property Trust, Inc.	3,865	60

American Assets Trust, Inc.	29,478	710

American Finance Trust, Inc.	62,463	392

Anworth Mortgage Asset Corp.	56,397	92

Apollo Commercial Real Estate Finance, Inc.	86,478	779

Arbor Realty Trust, Inc.	61,648	707

Ares Commercial Real Estate Corp.	18,086	165

Arlington Asset Investment Corp., Class A	20,678	59

Armada Hoffler Properties, Inc.	32,678	303

ARMOUR Residential REIT, Inc.	36,475	347

Blackstone Mortgage Trust, Inc., Class A	80,137	1,761

Bluerock Residential Growth REIT, Inc.	13,686	104

BRT Apartments Corp.	5,693	67

Capstead Mortgage Corp.	56,662	318

CareTrust REIT, Inc.	55,433	986

CatchMark Timber Trust, Inc., Class A	28,231	252

Chatham Lodging Trust	27,812	212

Cherry Hill Mortgage Investment Corp.	7,946	71

Chimera Investment Corp.	111,837	917

CIM Commercial Trust Corp.	5,844	58

City Office REIT, Inc.	26,892	202

Clipper Realty, Inc.	8,496	51

Colony Capital, Inc.	278,608	761

Colony Credit Real Estate, Inc.	48,139	236

Columbia Property Trust, Inc.	66,381	724

Community Healthcare Trust, Inc.	12,372	579

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Real Estate Investment Trusts – 7.0% continued

CoreCivic, Inc.	70,136	$561

CorEnergy Infrastructure Trust, Inc.	7,668	45

CorePoint Lodging, Inc.	23,382	127

DiamondRock Hospitality Co.	116,958	593

Diversified Healthcare Trust	138,789	489

Dynex Capital, Inc.	12,663	193

Easterly Government Properties, Inc.	46,390	1,040

EastGroup Properties, Inc.	22,412	2,899

Ellington Financial, Inc.	23,895	293

Ellington Residential Mortgage REIT	5,165	57

Essential Properties Realty Trust, Inc.	53,273	976

Farmland Partners, Inc.	15,777	105

Four Corners Property Trust, Inc.	40,796	1,044

Franklin Street Properties Corp.	59,149	216

Front Yard Residential Corp.	29,801	260

GEO Group (The), Inc.	68,883	781

Getty Realty Corp.	19,886	517

Gladstone Commercial Corp.	19,268	325

Gladstone Land Corp.	10,953	165

Global Medical REIT, Inc.	24,693	333

Global Net Lease, Inc.	52,002	827

Granite Point Mortgage Trust, Inc.	30,932	219

Great Ajax Corp.	11,772	98

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,084	1,779

Healthcare Realty Trust, Inc.	78,403	2,362

Hersha Hospitality Trust	20,869	116

Independence Realty Trust, Inc.	55,602	644

Industrial Logistics Properties Trust	37,489	820

Innovative Industrial Properties, Inc.	12,331	1,530

Invesco Mortgage Capital, Inc.	105,862	287

Investors Real Estate Trust	7,450	486

iStar, Inc.	42,276	499

Jernigan Capital, Inc.	12,618	216

Kite Realty Group Trust	48,561	562

KKR Real Estate Finance Trust, Inc.	16,336	270

Ladder Capital Corp.	61,774	440

Lexington Realty Trust	158,572	1,657

LTC Properties, Inc.	22,520	785

Macerich (The) Co.	86,930	590

Mack-Cali Realty Corp.	50,355	635

MFA Financial, Inc.	264,930	710

Monmouth Real Estate Investment Corp.	55,491	769

National Health Investors, Inc.	24,957	1,504

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Real Estate Investment Trusts – 7.0% continued

National Storage Affiliates Trust	36,503	$1,194

NETSTREIT Corp.	6,979	127

New Senior Investment Group, Inc.	46,735	187

New York Mortgage Trust, Inc.	217,807	555

NexPoint Residential Trust, Inc.	12,599	559

Office Properties Income Trust	27,891	578

One Liberty Properties, Inc.	9,263	152

Orchid Island Capital, Inc.	38,008	190

Pebblebrook Hotel Trust	75,540	947

PennyMac Mortgage Investment Trust	57,603	926

Physicians Realty Trust	120,937	2,166

Piedmont Office Realty Trust, Inc., Class A	73,010	991

Plymouth Industrial REIT, Inc.	8,424	104

PotlatchDeltic Corp.	37,991	1,599

Preferred Apartment Communities, Inc., Class A	28,071	152

PS Business Parks, Inc.	11,653	1,426

QTS Realty Trust, Inc., Class A	35,503	2,237

Ready Capital Corp.	24,541	275

Redwood Trust, Inc.	65,839	495

Retail Opportunity Investments Corp.	66,679	694

Retail Properties of America, Inc., Class A	125,328	728

Retail Value, Inc.	9,428	119

RLJ Lodging Trust	95,258	825

RPT Realty	46,654	254

Ryman Hospitality Properties, Inc.	29,281	1,078

Sabra Health Care REIT, Inc.	119,185	1,643

Safehold, Inc.	10,193	633

Saul Centers, Inc.	6,657	177

Seritage Growth Properties, Class A*	19,366	260

Service Properties Trust	95,703	761

SITE Centers Corp.	89,631	645

STAG Industrial, Inc.	86,898	2,650

Summit Hotel Properties, Inc.	59,046	306

Sunstone Hotel Investors, Inc.	124,742	990

Tanger Factory Outlet Centers, Inc.	53,915	325

Terreno Realty Corp.	38,677	2,118

TPG RE Finance Trust, Inc.	34,281	290

Transcontinental Realty Investors, Inc.*	612	15

Two Harbors Investment Corp.	159,739	813

UMH Properties, Inc.	21,589	292

Uniti Group, Inc.	112,131	1,181

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Real Estate Investment Trusts – 7.0% continued

Universal Health Realty Income Trust	7,511	$428

Urban Edge Properties	68,036	661

Urstadt Biddle Properties, Inc., Class A	16,472	152

Washington Real Estate Investment Trust	47,790	962

Western Asset Mortgage Capital Corp.	30,450	62

Whitestone REIT	23,255	140

Xenia Hotels & Resorts, Inc.	66,343	583

		77,642

Recreational Facilities & Services – 0.2%

AMC Entertainment Holdings, Inc., Class A	29,295	138

Cinemark Holdings, Inc.	62,488	625

Liberty Media Corp.-Liberty Braves, Class A*	5,887	123

Liberty Media Corp.-Liberty Braves, Class C*	21,516	452

Marcus (The) Corp.	12,892	99

OneSpaWorld Holdings Ltd.	26,736	174

RCI Hospitality Holdings, Inc.	4,998	102

SeaWorld Entertainment, Inc.*	29,857	589

		2,302

Renewable Energy – 1.4%

Ameresco, Inc., Class A*	14,422	482

American Superconductor Corp.*	12,664	183

EnerSys	24,523	1,646

FuelCell Energy, Inc.*	126,133	270

FutureFuel Corp.	15,255	173

Green Plains, Inc.*	19,878	308

Maxeon Solar Technologies Ltd.*	5,532	94

Plug Power, Inc.*	197,751	2,652

Renewable Energy Group, Inc.*	22,166	1,184

REX American Resources Corp.*	3,264	214

Sunnova Energy International, Inc.*	30,810	937

SunPower Corp.*	44,259	554

Sunrun, Inc.*	69,028	5,320

TPI Composites, Inc.*	17,788	515

Ultralife Corp.*	5,150	30

Vivint Solar, Inc.*	28,537	1,209

		15,771

Retail - Consumer Staples – 0.6%

Big Lots, Inc.	22,743	1,014

BJ’s Wholesale Club Holdings, Inc.*	79,454	3,301

Ingles Markets, Inc., Class A	8,344	317

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Retail - Consumer Staples – 0.6% continued

Natural Grocers by Vitamin Cottage, Inc.	5,729	$57

OptimizeRx Corp.*	8,606	179

PriceSmart, Inc.	13,251	881

Rite Aid Corp.*	31,376	298

SpartanNash Co.	20,886	341

Village Super Market, Inc., Class A	4,614	114

Weis Markets, Inc.	5,627	270

		6,772

Retail - Discretionary – 3.7%

1-800-Flowers.com, Inc., Class A*	14,367	358

Abercrombie & Fitch Co., Class A	36,205	504

American Eagle Outfitters, Inc.	87,461	1,295

America’s Car-Mart, Inc.*	3,676	312

Asbury Automotive Group, Inc.*	11,153	1,087

Aspen Aerogels, Inc.*	11,652	128

At Home Group, Inc.*	31,053	461

Avis Budget Group, Inc.*	30,669	807

Beacon Roofing Supply, Inc.*	31,630	983

Bed Bath & Beyond, Inc.	73,913	1,107

BMC Stock Holdings, Inc.*	39,010	1,671

Boot Barn Holdings, Inc.*	16,774	472

Buckle (The), Inc.	17,264	352

Builders FirstSource, Inc.*	67,087	2,188

Caleres, Inc.	22,371	214

CarParts.com, Inc.*	12,113	131

Cato (The) Corp., Class A	12,441	97

Chico’s FAS,Inc.	71,503	70

Children’s Place (The), Inc.	8,032	228

Citi Trends, Inc.	6,259	156

Conn’s, Inc.*	10,420	110

Container Store Group (The), Inc.*	12,017	75

Designer Brands, Inc., Class A	35,573	193

Dillard’s, Inc., Class A	4,312	158

Duluth Holdings, Inc., Class B*	6,331	77

Envela Corp.*	4,535	19

Ethan Allen Interiors, Inc.	13,189	179

Express, Inc.*	38,462	23

Foundation Building Materials, Inc.*	11,648	183

Freshpet, Inc.*	22,442	2,506

Gaia, Inc.*	7,560	74

GameStop Corp., Class A*	32,745	334

Genesco, Inc.*	8,221	177

GMS, Inc.*	24,380	588

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Retail - Discretionary – 3.7% continued

Group 1 Automotive, Inc.	10,073	$890

GrowGeneration Corp.*	21,034	336

Guess?, Inc.	24,880	289

Haverty Furniture Cos., Inc.	9,901	207

Hertz Global Holdings, Inc.*	90,748	101

Hibbett Sports, Inc.*	9,719	381

Hudson Ltd., Class A*	22,930	174

Lands’ End, Inc.*	7,281	95

La-Z-Boy, Inc.	26,026	823

Liquidity Services, Inc.*	15,514	116

Lithia Motors, Inc., Class A	12,935	2,948

Lovesac (The) Co.*	5,687	158

Lumber Liquidators Holdings, Inc.*	16,653	367

Macy’s, Inc.	180,941	1,031

MarineMax, Inc.*	11,923	306

Michaels (The) Cos., Inc.*	43,970	425

Monro, Inc.	19,262	781

National Vision Holdings, Inc.*	46,674	1,785

ODP (The) Corp.	30,618	596

Overstock.com, Inc.*	24,748	1,798

PetIQ, Inc.*	12,208	402

PetMed Express, Inc.	11,442	362

RealReal (The), Inc.*	36,490	528

RH*	9,019	3,451

Rush Enterprises, Inc., Class A	15,772	797

Rush Enterprises, Inc., Class B	2,455	109

Sally Beauty Holdings, Inc.*	65,821	572

Shoe Carnival, Inc.	5,499	185

Signet Jewelers Ltd.	30,567	572

Sleep Number Corp.*	15,801	773

Sonic Automotive, Inc., Class A	13,826	555

Sportsman’s Warehouse Holdings, Inc.*	24,934	357

Stitch Fix, Inc., Class A*	32,648	886

Tilly’s, Inc., Class A	12,267	74

Vera Bradley, Inc.*	10,613	65

Winmark Corp.	1,684	290

Zumiez, Inc.*	11,974	333

		41,235

Semiconductors – 2.7%

Alpha & Omega Semiconductor Ltd.*	12,095	155

Ambarella, Inc.*	19,236	1,004

Amkor Technology, Inc.*	58,246	652

Atomera, Inc.*	9,719	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Semiconductors – 2.7% continued

Axcelis Technologies, Inc.*	19,517	$429

AXT, Inc.*	22,111	135

Brooks Automation, Inc.	42,158	1,950

CEVA, Inc.*	12,602	496

CMC Materials, Inc.	16,847	2,406

Cohu, Inc.	23,901	411

CTS Corp.	18,510	408

Diodes, Inc.*	24,601	1,389

DSP Group, Inc.*	12,540	165

FormFactor, Inc.*	44,468	1,109

GSI Technology, Inc.*	10,140	57

II-VI, Inc.*	58,493	2,373

Impinj, Inc.*	9,691	255

Intellicheck, Inc.*	11,384	76

Lattice Semiconductor Corp.*	78,010	2,259

MACOM Technology Solutions Holdings, Inc.*	27,288	928

MaxLinear, Inc.*	39,048	907

NeoPhotonics Corp.*	27,542	168

NVE Corp.	2,754	135

Onto Innovation, Inc.*	27,570	821

Photronics, Inc.*	37,359	372

Pixelworks, Inc.*	21,446	44

Power Integrations, Inc.	34,199	1,895

Rambus, Inc.*	65,938	903

Semtech Corp.*	37,473	1,985

Silicon Laboratories, Inc.*	25,176	2,463

SiTime Corp.*	5,328	448

Synaptics, Inc.*	19,735	1,587

Ultra Clean Holdings, Inc.*	23,127	496

Veeco Instruments, Inc.*	28,852	337

Vishay Intertechnology, Inc.	77,203	1,202

		30,522

Software – 6.7%

1Life Healthcare, Inc.*	45,622	1,294

8x8, Inc.*	60,431	940

ACI Worldwide, Inc.*	66,449	1,736

Agilysys, Inc.*	10,371	251

Akerna Corp.*	5,042	18

Allscripts Healthcare Solutions, Inc.*	93,876	764

Altair Engineering, Inc., Class A*	24,480	1,028

American Software, Inc., Class A	17,338	243

Appfolio, Inc., Class A*	9,459	1,341

Appian Corp.*	20,661	1,338

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Software – 6.7% continued

Asure Software, Inc.*	7,621	$58

Avaya Holdings Corp.*	48,007	730

Avid Technology, Inc.*	18,247	156

Bandwidth, Inc., Class A*	11,133	1,943

Benefitfocus, Inc.*	17,086	191

Blackbaud, Inc.	28,691	1,602

Blackline, Inc.*	29,123	2,610

Bottomline Technologies DE, Inc.*	25,116	1,059

Box, Inc., Class A*	80,511	1,398

Brightcove, Inc.*	22,965	235

Calix, Inc.*	30,548	543

Cardlytics, Inc.*	15,071	1,064

Cerence, Inc.*	21,322	1,042

ChannelAdvisor Corp.*	15,686	227

Cloudera, Inc.*	118,905	1,295

CommVault Systems, Inc.*	24,328	993

Computer Programs and Systems, Inc.	7,267	201

Cornerstone OnDemand, Inc.*	35,209	1,280

Daily Journal Corp.*	644	156

Digi International, Inc.*	16,956	265

Digital Turbine, Inc.*	47,786	1,564

Domo, Inc., Class B*	14,971	574

Donnelley Financial Solutions, Inc.*	17,179	229

Ebix, Inc.	15,043	310

eGain Corp.*	12,265	174

Envestnet, Inc.*	30,795	2,376

Evolent Health, Inc., Class A*	44,136	548

Glu Mobile, Inc.*	84,782	651

GTY Technology Holdings, Inc.*	26,702	71

Health Catalyst, Inc.*	19,550	716

IBEX Ltd.*	2,139	33

Immersion Corp.*	9,861	70

Inovalon Holdings, Inc., Class A*	42,802	1,132

Intelligent Systems Corp.*	4,249	166

J2 Global, Inc.*	26,286	1,819

Limelight Networks, Inc.*	68,127	392

LivePerson, Inc.*	35,790	1,861

MicroStrategy, Inc., Class A*	4,479	674

Mimecast Ltd.*	33,222	1,559

Mitek Systems, Inc.*	23,569	300

MobileIron, Inc.*	55,728	391

Model N, Inc.*	19,935	703

NantHealth, Inc.*	15,483	36

NextGen Healthcare, Inc.*	32,241	411

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Software – 6.7% continued

Omnicell, Inc.*	24,659	$1,841

OneSpan, Inc.*	19,116	401

Ontrak, Inc.*	4,612	277

Park City Group, Inc.*	6,982	34

PDF Solutions, Inc.*	16,533	309

Phreesia, Inc.*	16,808	540

Ping Identity Holding Corp.*	21,249	663

Progress Software Corp.	26,129	958

PROS Holdings, Inc.*	22,939	733

Q2 Holdings, Inc.*	28,785	2,627

QAD, Inc., Class A	6,702	283

Qualys, Inc.*	19,745	1,935

Rapid7, Inc.*	29,232	1,790

Red Violet, Inc.*	3,693	68

Rosetta Stone, Inc.*	13,355	400

Sailpoint Technologies Holdings, Inc.*	51,076	2,021

Sapiens International Corp. N.V.	15,109	462

Schrodinger, Inc.*	16,935	805

SeaChange International, Inc.*	17,194	15

SecureWorks Corp., Class A*	4,725	54

Simulations Plus, Inc.	8,180	616

Smith Micro Software, Inc.*	19,081	71

Sprout Social, Inc., Class A*	15,832	610

SPS Commerce, Inc.*	20,369	1,586

SVMK, Inc.*	70,347	1,555

SWK Holdings Corp.*	2,015	28

Synchronoss Technologies, Inc.*	22,682	68

Tabula Rasa HealthCare, Inc.*	12,014	490

Tenable Holdings, Inc.*	40,627	1,534

Upland Software, Inc.*	15,135	571

Varonis Systems, Inc.*	18,084	2,087

Verint Systems, Inc.*	37,205	1,793

Veritone, Inc.*	13,119	120

Verra Mobility Corp.*	78,057	754

VirnetX Holding Corp.	37,011	195

Workiva, Inc.*	22,721	1,267

Xperi Holding Corp.	62,602	719

Yext, Inc.*	58,737	892

Zuora, Inc., Class A*	57,476	594

		74,527

Specialty Finance – 1.7%

Altisource Portfolio Solutions S.A.*	2,248	28

Atlanticus Holdings Corp.*	2,898	35

Broadmark Realty Capital, Inc.	75,099	740

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Specialty Finance – 1.7% continued

Cardtronics PLC, Class A*	21,264	$421

Cass Information Systems, Inc.	8,534	343

Curo Group Holdings Corp.	10,435	74

Encore Capital Group, Inc.*	18,089	698

Enova International, Inc.*	16,743	274

Essent Group Ltd.	64,007	2,369

Evo Payments, Inc., Class A*	23,930	595

EZCORP, Inc., Class A*	29,398	148

Federal Agricultural Mortgage Corp., Class C	5,249	334

FirstCash, Inc.	23,582	1,349

GATX Corp.	20,160	1,285

General Finance Corp.*	5,844	37

Green Dot Corp., Class A*	29,533	1,495

GreenSky, Inc., Class A*	35,464	157

I3 Verticals, Inc., Class A*	8,549	216

International Money Express, Inc.*	13,701	197

Investors Title Co.	711	92

LendingClub Corp.*	41,282	194

Marlin Business Services Corp.	4,756	34

MMA Capital Holdings, Inc.*	2,872	65

MoneyGram International, Inc.*	35,471	100

Mr Cooper Group, Inc.*	44,398	991

Navient Corp.	111,487	942

Nelnet, Inc., Class A	9,962	600

Oportun Financial Corp.*	11,094	131

Paysign, Inc.*	17,572	100

PennyMac Financial Services, Inc.	24,625	1,431

PRA Group, Inc.*	26,147	1,045

Regional Management Corp.*	4,690	78

Repay Holdings Corp.*	34,528	811

Stewart Information Services Corp.	15,251	667

Walker & Dunlop, Inc.	16,481	874

Willis Lease Finance Corp.*	1,711	32

World Acceptance Corp.*	2,822	298

		19,280

Technology Services – 1.6%

comScore, Inc.*	33,330	68

Conduent, Inc.*	94,186	299

CSG Systems International, Inc.	19,032	779

EVERTEC, Inc.	34,919	1,212

ExlService Holdings, Inc.*	19,483	1,285

ICF International, Inc.	10,619	653

Insight Enterprises, Inc.*	20,092	1,137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Technology Services – 1.6% continued

LiveRamp Holdings, Inc.*	37,238	$1,928

ManTech International Corp., Class A	15,757	1,085

Mastech Digital, Inc.*	2,254	41

MAXIMUS, Inc.	35,427	2,424

NIC, Inc.	38,384	756

PAE, Inc.*	33,748	287

Parsons Corp.*	12,930	434

Perficient, Inc.*	18,995	812

Perspecta, Inc.	80,794	1,571

PFSweb, Inc.*	8,026	54

Priority Technology Holdings, Inc.*	6,494	20

Rackspace Technology, Inc.*	19,597	378

Rimini Street, Inc.*	12,907	42

ServiceSource International, Inc.*	49,706	73

StarTek, Inc.*	8,886	47

Sykes Enterprises, Inc.*	22,443	768

TTEC Holdings, Inc.	10,627	580

Unisys Corp.*	36,590	390

Value Line, Inc.	669	16

Virtusa Corp.*	16,799	826

		17,965

Telecom – 0.7%

Alaska Communications Systems Group, Inc.	30,247	61

ATN International, Inc.	6,406	321

Cambium Networks Corp.*	3,162	53

Cincinnati Bell, Inc.*	29,349	440

Cogent Communications Holdings, Inc.	24,670	1,481

Consolidated Communications Holdings, Inc.*	42,906	244

Gogo, Inc.*	32,222	298

GTT Communications, Inc.*	18,151	94

HC2 Holdings, Inc.*	25,020	61

IDT Corp., Class B*	7,960	52

Iridium Communications, Inc.*	68,304	1,747

KVH Industries, Inc.*	8,845	80

Loral Space & Communications, Inc.	7,569	139

Ooma, Inc.*	11,780	154

ORBCOMM, Inc.*	41,774	142

Shenandoah Telecommunications Co.	27,961	1,242

Spok Holdings, Inc.	10,067	96

Vonage Holdings Corp.*	134,532	1,376

Zix Corp.*	32,312	189

		8,270

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Transportation & Logistics – 1.3%

Air Transport Services Group, Inc.*	34,233	$858

ArcBest Corp.	14,642	455

Ardmore Shipping Corp.	17,774	63

Atlas Air Worldwide Holdings, Inc.*	14,985	913

Costamare, Inc.	29,573	179

Covenant Logistics Group, Inc.*	7,382	129

CryoPort, Inc.*	19,931	945

Daseke, Inc.*	25,870	139

DHT Holdings, Inc.	63,812	329

Diamond S Shipping, Inc.*	15,752	108

Dorian LPG Ltd.*	21,914	176

Eagle Bulk Shipping, Inc.*	3,578	59

Echo Global Logistics, Inc.*	15,297	394

Forward Air Corp.	16,197	929

Frontline Ltd.	69,186	450

Genco Shipping & Trading Ltd.	9,745	67

Golar LNG Ltd.*	52,815	320

Heartland Express, Inc.	27,557	513

Hub Group, Inc., Class A*	19,034	955

International Seaways, Inc.	14,685	215

Marten Transport Ltd.	34,444	562

Matson, Inc.	24,904	998

Nordic American Tankers Ltd.	82,376	287

Overseas Shipholding Group, Inc., Class A*	37,401	80

P.A.M. Transportation Services, Inc.*	1,148	43

Pangaea Logistics Solutions Ltd.	6,049	16

Radiant Logistics, Inc.*	23,522	121

Safe Bulkers, Inc.*	29,451	30

Saia, Inc.*	15,221	1,920

Scorpio Bulkers, Inc.	4,925	70

Scorpio Tankers, Inc.	29,208	323

SEACOR Holdings, Inc.*	10,999	320

SFL Corp. Ltd.	56,054	420

U.S. Xpress Enterprises, Inc., Class A*	13,137	109

Werner Enterprises, Inc.	35,253	1,480

		14,975

Transportation Equipment – 0.5%

Blue Bird Corp.*	9,133	111

Greenbrier (The) Cos., Inc.	18,857	554

Meritor, Inc.*	40,379	845

Navistar International Corp.*	28,969	1,261

REV Group, Inc.	16,431	130

Shyft Group (The), Inc.	19,896	376

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Transportation Equipment – 0.5% continued

Wabash National Corp.	30,169	$361

Workhorse Group, Inc.*	54,705	1,383

		5,021

Utilities – 3.1%

ALLETE, Inc.	30,222	1,564

American States Water Co.	21,397	1,604

Artesian Resources Corp., Class A	4,679	161

Atlantic Power Corp.*	51,618	101

Avista Corp.	39,019	1,331

Black Hills Corp.	36,452	1,950

Brookfield Infrastructure Corp., Class A	18,858	1,045

Brookfield Renewable Corp., Class A	39,644	2,323

California Water Service Group	28,743	1,249

Chesapeake Utilities Corp.	9,432	795

Clearway Energy, Inc., Class A	20,462	505

Clearway Energy, Inc., Class C	46,886	1,264

Consolidated Water Co. Ltd.	8,439	88

Genie Energy Ltd., Class B	8,034	64

Global Water Resources, Inc.	7,754	84

MGE Energy, Inc.	21,147	1,325

Middlesex Water Co.	9,847	612

New Jersey Resources Corp.	55,215	1,492

Northwest Natural Holding Co.	17,743	805

NorthWestern Corp.	29,379	1,429

ONE Gas, Inc.	30,389	2,097

Ormat Technologies, Inc.	23,219	1,372

Otter Tail Corp.	23,371	845

PICO Holdings, Inc.*	10,602	95

PNM Resources, Inc.	46,069	1,904

PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—

Portland General Electric Co.	52,060	1,848

Pure Cycle Corp.*	11,213	101

RGC Resources, Inc.	4,263	100

SJW Group	15,289	931

South Jersey Industries, Inc.	58,424	1,126

Southwest Gas Holdings, Inc.	32,486	2,050

Spark Energy, Inc., Class A	6,444	54

Spire, Inc.	29,094	1,548

Unitil Corp.	8,827	341

York Water (The) Co.	7,709	326

		34,529

Waste & Environment Services & Equipment – 0.9%

Advanced Disposal Services, Inc.*	42,823	1,295

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Waste & Environment Services & Equipment –0.9% continued

Casella Waste Systems, Inc., Class A*	26,667	$1,489

CECO Environmental Corp.*	18,572	135

Covanta Holding Corp.	69,280	537

Energy Recovery, Inc.*	23,495	193

ESCO Technologies, Inc.	14,852	1,197

Evoqua Water Technologies Corp.*	52,971	1,124

Harsco Corp.*	45,608	634

Heritage-Crystal Clean, Inc.*	8,564	114

Montrose Environmental Group, Inc.*	6,380	152

Sharps Compliance Corp.*	8,207	52

Tetra Tech, Inc.	31,261	2,985

U.S. Ecology, Inc.	18,335	599

		10,506

Total Common Stocks

(Cost $840,726)		1,094,998

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—

Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) *	398	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(2) *	5,175	39

		39

Total Rights

(Cost $40)		39

OTHER – 0.0%

Escrow Calamos Asset Management, Inc.(1) *	9,919	—

Escrow DLB Oil & Gas(1) *	1,200	—

Escrow Position PetroCorp(1) *	420	—

Total Other

(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Pulse Biosciences, Inc., Exp. 5/14/25, Strike $7.01*	249	$1

Total Warrants

(Cost $—)		1

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	20,359,722	$20,360

Total Investment Companies

(Cost $20,360)		20,360

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.11%, 1/28/21(5) (6)	$2,155	$2,154

Total Short-Term Investments

(Cost $2,154)		2,154

Total Investments – 99.9%

(Cost $863,280)		1,117,552

Other Assets less Liabilities – 0.1%		564

NET ASSETS – 100.0%		$1,118,116

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	323	$24,296	Long	12/20	$(57)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	2.3%

Consumer Discretionary	13.5

Consumer Staples	3.4

Energy	1.9

Financials	14.8

Health Care	21.5

Industrials	15.2

Information Technology	13.5

Materials	4.0

Real Estate	6.6

Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:

Consumer Products	$25,513		$111	$—	$25,624

All Other Industries(1)	1,069,374		—	—	1,069,374

Total Common Stocks	1,094,887		111	—	1,094,998

Rights(1)	—		—	39	39

Warrants	1		—	—	1

Investment Companies	20,360		—	—	20,360

Short-Term Investments	—		2,154	—	2,154

Total Investments	$1,115,248		$2,265	$39	$1,117,552

OTHER FINANCIAL INSTRUMENTS
Liabilities

Futures Contracts		$(57)	$—	$—	$(57)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.5%

Aerospace & Defense – 1.6%

Boeing (The) Co.	179,667	$29,692

General Dynamics Corp.	78,657	10,889

Howmet Aerospace, Inc.	132,801	2,220

Huntington Ingalls Industries, Inc.	13,689	1,927

L3Harris Technologies, Inc.	73,197	12,432

Lockheed Martin Corp.	83,300	31,927

Northrop Grumman Corp.	52,498	16,563

Raytheon Technologies Corp.	517,240	29,762

Teledyne Technologies, Inc.*	12,470	3,868

Textron, Inc.	77,982	2,814

TransDigm Group, Inc.	18,352	8,719

		150,813

Apparel & Textile Products – 0.7%

Hanesbrands, Inc.	117,636	1,853

NIKE, Inc., Class B	421,532	52,919

PVH Corp.	23,954	1,429

Ralph Lauren Corp.	16,233	1,103

Tapestry, Inc.	93,734	1,465

Under Armour, Inc., Class A*	63,705	715

Under Armour, Inc., Class C*	65,766	647

VF Corp.	108,207	7,602

		67,733

Asset Management – 0.7%

Ameriprise Financial, Inc.	40,727	6,276

BlackRock, Inc.	48,019	27,061

Charles Schwab (The) Corp.	392,700	14,227

E*TRADE Financial Corp.	74,837	3,746

Franklin Resources, Inc.	90,502	1,842

Invesco Ltd.	127,264	1,452

Raymond James Financial, Inc.	41,464	3,017

T. Rowe Price Group, Inc.	76,867	9,856

		67,477

Automotive – 0.3%

Aptiv PLC	91,437	8,383

BorgWarner, Inc.	70,159	2,718

Ford Motor Co.	1,323,175	8,812

General Motors Co.	426,387	12,617

		32,530

Banking – 3.3%

Bank of America Corp.	2,581,856	62,197

Citigroup, Inc.	704,893	30,388

Citizens Financial Group, Inc.	144,302	3,648

Comerica, Inc.	46,936	1,795

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Banking – 3.3% continued

Fifth Third Bancorp	241,078	$5,140

First Republic Bank	58,278	6,356

Huntington Bancshares, Inc.	344,894	3,163

JPMorgan Chase & Co.	1,032,034	99,354

KeyCorp	329,933	3,936

M&T Bank Corp.	43,370	3,994

People’s United Financial, Inc.	143,573	1,480

PNC Financial Services Group (The), Inc.	143,995	15,826

Regions Financial Corp.	325,290	3,750

SVB Financial Group*	17,520	4,216

Truist Financial Corp.	456,308	17,362

U.S. Bancorp	463,991	16,634

Wells Fargo & Co.	1,394,972	32,796

Zions Bancorp N.A.	55,193	1,613

		313,648

Biotechnology & Pharmaceuticals – 6.2%

AbbVie, Inc.	597,638	52,347

Alexion Pharmaceuticals, Inc.*	74,188	8,489

Amgen, Inc.	198,333	50,408

Biogen, Inc.*	53,611	15,208

Bristol-Myers Squibb Co.	763,276	46,018

Eli Lilly and Co.	268,828	39,792

Gilead Sciences, Inc.	424,538	26,827

Incyte Corp.*	62,929	5,647

Johnson & Johnson	891,537	132,732

Merck & Co., Inc.	856,628	71,057

Mylan N.V.*	174,930	2,594

Perrigo Co. PLC	46,359	2,128

Pfizer, Inc.	1,881,729	69,060

Regeneron Pharmaceuticals, Inc.*	35,404	19,819

Vertex Pharmaceuticals, Inc.*	88,210	24,004

Zoetis, Inc.	160,886	26,606

		592,736

Chemicals – 2.2%

3M Co.	195,051	31,243

Air Products and Chemicals, Inc.	74,788	22,276

Albemarle Corp.	35,985	3,213

Avery Dennison Corp.	28,222	3,608

Celanese Corp.	40,166	4,316

CF Industries Holdings, Inc.	72,313	2,221

Corteva, Inc.	253,649	7,307

Dow, Inc.	250,873	11,803

DuPont de Nemours, Inc.	249,005	13,815

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Chemicals – 2.2% continued

Eastman Chemical Co.	45,748	$3,574

Ecolab, Inc.	84,055	16,797

FMC Corp.	43,831	4,642

International Flavors & Fragrances, Inc.	36,242	4,438

Linde PLC	177,890	42,361

LyondellBasell Industries N.V., Class A	86,973	6,131

Mosaic (The) Co.	118,483	2,165

PPG Industries, Inc.	79,848	9,748

Sherwin-Williams (The) Co.	27,743	19,330

		208,988

Commercial Services – 0.2%

Cintas Corp.	29,439	9,798

Robert Half International, Inc.	38,765	2,052

Rollins, Inc.	49,934	2,706

		14,556

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	21,074	4,960

Vulcan Materials Co.	44,840	6,078

		11,038

Consumer Products – 5.3%

Altria Group, Inc.	629,229	24,313

Brown-Forman Corp., Class B	61,955	4,666

Campbell Soup Co.	68,523	3,315

Church & Dwight Co., Inc.	83,699	7,843

Clorox (The) Co.	42,740	8,983

Coca-Cola (The) Co.	1,308,934	64,622

Colgate-Palmolive Co.	290,712	22,428

Conagra Brands, Inc.	165,379	5,906

Constellation Brands, Inc., Class A	57,019	10,806

Estee Lauder (The) Cos., Inc., Class A	76,257	16,643

General Mills, Inc.	206,846	12,758

Hershey (The) Co.	49,894	7,152

Hormel Foods Corp.	95,251	4,657

J.M. Smucker (The) Co.	38,747	4,476

Kellogg Co.	85,864	5,546

Kimberly-Clark Corp.	115,642	17,076

Kraft Heinz (The) Co.	219,368	6,570

Lamb Weston Holdings, Inc.	49,193	3,260

McCormick & Co., Inc. (Non Voting)	41,991	8,150

Molson Coors Beverage Co., Class B	63,503	2,131

Mondelez International, Inc., Class A	483,546	27,780

Monster Beverage Corp.*	124,969	10,023

PepsiCo, Inc.	468,828	64,980

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Consumer Products – 5.3% continued

Philip Morris International, Inc.	527,327	$39,544

Procter & Gamble (The) Co.	843,035	117,173

Tyson Foods, Inc., Class A	99,584	5,923

		506,724

Containers & Packaging – 0.3%

Amcor PLC	530,979	5,868

Ball Corp.	110,529	9,187

International Paper Co.	132,854	5,386

Packaging Corp. of America	32,216	3,513

Sealed Air Corp.	52,643	2,043

Westrock Co.	87,822	3,051

		29,048

Distributors - Consumer Staples – 0.2%

Archer-Daniels-Midland Co.	188,093	8,744

Sysco Corp.	172,178	10,713

		19,457

Distributors - Discretionary – 0.1%

Copart, Inc.*	69,952	7,356

LKQ Corp.*	94,631	2,624

		9,980

Electrical Equipment – 2.0%

A.O. Smith Corp.	45,931	2,425

Allegion PLC	31,339	3,100

AMETEK, Inc.	77,883	7,741

Amphenol Corp., Class A	100,964	10,931

Carrier Global Corp.	275,678	8,419

Eaton Corp. PLC	135,430	13,818

Emerson Electric Co.	202,299	13,265

Fortive Corp.	114,080	8,694

General Electric Co.	2,968,976	18,497

Honeywell International, Inc.	237,616	39,114

Johnson Controls International PLC	251,895	10,290

Keysight Technologies, Inc.*	63,320	6,255

Otis Worldwide Corp.	137,845	8,604

Rockwell Automation, Inc.	39,269	8,666

Roper Technologies, Inc.	35,458	14,010

TE Connectivity Ltd.	111,977	10,945

Trane Technologies PLC	81,040	9,826

		194,600

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Engineering & Construction Services – 0.1%

Jacobs Engineering Group, Inc.	44,206	$4,101

Quanta Services, Inc.	46,826	2,475

		6,576

Gaming, Lodging & Restaurants – 1.6%

Carnival Corp.	175,186	2,659

Chipotle Mexican Grill, Inc.*	9,468	11,775

Darden Restaurants, Inc.	44,336	4,466

Domino’s Pizza, Inc.	13,325	5,667

Hilton Worldwide Holdings, Inc.	93,891	8,011

Las Vegas Sands Corp.	111,227	5,190

Marriott International, Inc., Class A	90,052	8,337

McDonald’s Corp.	251,968	55,304

MGM Resorts International	138,608	3,015

Norwegian Cruise Line Holdings Ltd.*	93,249	1,595

Royal Caribbean Cruises Ltd.	60,306	3,904

Starbucks Corp.	395,832	34,010

Wynn Resorts Ltd.	32,860	2,360

Yum! Brands, Inc.	102,010	9,314

		155,607

Hardware – 7.9%

Apple, Inc.	5,444,016	630,472

Arista Networks, Inc.*	18,527	3,834

Cisco Systems, Inc.	1,433,546	56,467

Corning, Inc.	257,765	8,354

F5 Networks, Inc.*	20,719	2,544

FLIR Systems, Inc.	44,520	1,596

Garmin Ltd.	50,466	4,787

Hewlett Packard Enterprise Co.	434,685	4,073

HP, Inc.	464,950	8,829

Juniper Networks, Inc.	112,421	2,417

Motorola Solutions, Inc.	57,473	9,012

NetApp, Inc.	75,135	3,294

Seagate Technology PLC	75,522	3,721

Western Digital Corp.	102,371	3,742

Xerox Holdings Corp.	62,110	1,166

Zebra Technologies Corp., Class A*	18,053	4,558

		748,866

Health Care Facilities & Services – 2.8%

AmerisourceBergen Corp.	49,756	4,822

Anthem, Inc.	85,162	22,874

Cardinal Health, Inc.	99,609	4,677

Catalent, Inc.*	55,564	4,760

Centene Corp.*	196,238	11,447

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Health Care Facilities & Services – 2.8% continued

Cigna Corp.	124,342	$21,065

CVS Health Corp.	443,149	25,880

DaVita, Inc.*	27,235	2,333

HCA Healthcare, Inc.	89,273	11,130

Henry Schein, Inc.*	48,529	2,852

Humana, Inc.	44,799	18,542

IQVIA Holdings, Inc.*	64,761	10,208

Laboratory Corp. of America

Holdings*	32,972	6,208

McKesson Corp.	54,946	8,183

Quest Diagnostics, Inc.	45,466	5,205

UnitedHealth Group, Inc.	321,851	100,343

Universal Health Services, Inc., Class B	26,273	2,812

		263,341

Home & Office Products – 0.6%

D.R. Horton, Inc.	112,083	8,477

Fortune Brands Home & Security, Inc.	46,758	4,046

Leggett & Platt, Inc.	44,936	1,850

Lennar Corp., Class A	92,963	7,593

Masco Corp.	88,522	4,880

Mohawk Industries, Inc.*	20,229	1,974

Newell Brands, Inc.	127,768	2,192

NVR, Inc.*	1,178	4,810

PulteGroup, Inc.	90,781	4,202

Snap-on, Inc.	18,466	2,717

Stanley Black & Decker, Inc.	54,056	8,768

Whirlpool Corp.	21,083	3,877

		55,386

Industrial Services – 0.2%

Fastenal Co.	194,277	8,760

United Rentals, Inc.*	24,404	4,259

W.W. Grainger, Inc.	15,229	5,433

		18,452

Institutional Financial Services – 1.2%

Bank of New York Mellon (The) Corp.	275,886	9,474

Cboe Global Markets, Inc.	36,792	3,228

CME Group, Inc.	121,432	20,317

Goldman Sachs Group (The), Inc.	116,505	23,414

Intercontinental Exchange, Inc.	190,034	19,013

Morgan Stanley	405,755	19,618

Nasdaq, Inc.	38,938	4,778

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCKS INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Institutional Financial Services – 1.2% continued

Northern Trust Corp.(1)	70,440	$5,492

State Street Corp.	119,530	7,092

		112,426

Insurance – 3.3%

Aflac, Inc.	224,143	8,148

Allstate (The) Corp.	105,698	9,950

American International Group, Inc.	291,571	8,027

Aon PLC, Class A	78,434	16,181

Arthur J. Gallagher & Co.	64,789	6,840

Assurant, Inc.	20,431	2,478

Berkshire Hathaway, Inc., Class B*	671,260	142,938

Chubb Ltd.	153,098	17,778

Cincinnati Financial Corp.	50,632	3,948

Everest Re Group Ltd.	13,494	2,666

Globe Life, Inc.	33,114	2,646

Hartford Financial Services Group

(The), Inc.	121,186	4,467

Lincoln National Corp.	61,414	1,924

Loews Corp.	80,341	2,792

Marsh & McLennan Cos., Inc.	171,473	19,668

MetLife, Inc.	261,986	9,738

Principal Financial Group, Inc.	86,578	3,486

Progressive (The) Corp.	198,194	18,763

Prudential Financial, Inc.	133,569	8,484

Travelers (The) Cos., Inc.	85,988	9,303

Unum Group	68,514	1,153

W.R. Berkley Corp.	47,993	2,935

Willis Towers Watson PLC	43,706	9,127

		313,440

Iron & Steel – 0.0%

Nucor Corp.	102,203	4,585

Leisure Products – 0.0%

Hasbro, Inc.	43,138	3,568

Machinery – 1.0%

Caterpillar, Inc.	183,363	27,349

Deere & Co.	106,104	23,516

Dover Corp.	48,660	5,272

Flowserve Corp.	43,911	1,198

IDEX Corp.	25,593	4,668

Illinois Tool Works, Inc.	97,415	18,822

Ingersoll Rand, Inc.*	125,658	4,473

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Machinery – 1.0% continued

Parker-Hannifin Corp.	43,523	$8,807

Xylem, Inc.	61,084	5,138

		99,243

Media – 8.8%

Alphabet, Inc., Class A*	101,763	149,144

Alphabet, Inc., Class C*	99,411	146,094

Booking Holdings, Inc.*	13,864	23,717

Charter Communications, Inc., Class A*	50,632	31,611

Comcast Corp., Class A	1,543,384	71,397

Discovery, Inc., Class A*	55,383	1,206

Discovery, Inc., Class C*	103,370	2,026

DISH Network Corp., Class A*	83,405	2,421

Expedia Group, Inc.	46,012	4,219

Facebook, Inc., Class A*	814,184	213,235

Fox Corp., Class A	116,383	3,239

Fox Corp., Class B	53,983	1,510

Interpublic Group of (The) Cos., Inc.	131,512	2,192

Netflix, Inc.*	149,343	74,676

News Corp., Class A	133,592	1,873

News Corp., Class B	43,258	605

Omnicom Group, Inc.	72,740	3,600

Twitter, Inc.*	267,790	11,917

VeriSign, Inc.*	34,210	7,008

ViacomCBS, Inc., Class B	190,776	5,344

Walt Disney (The) Co.	611,859	75,919

		832,953

Medical Equipment & Devices – 5.1%

Abbott Laboratories	599,523	65,246

ABIOMED, Inc.*	15,241	4,223

Agilent Technologies, Inc.	104,384	10,536

Align Technology, Inc.*	24,276	7,947

Baxter International, Inc.	171,378	13,782

Becton Dickinson and Co.	98,154	22,838

Bio-Rad Laboratories, Inc., Class A*	7,240	3,732

Boston Scientific Corp.*	484,292	18,505

Cooper (The) Cos., Inc.	16,687	5,625

Danaher Corp.	213,796	46,037

DENTSPLY SIRONA, Inc.	74,436	3,255

DexCom, Inc.*	32,422	13,365

Edwards Lifesciences Corp.*	210,464	16,799

Hologic, Inc.*	87,700	5,829

IDEXX Laboratories, Inc.*	28,795	11,320

Illumina, Inc.*	49,436	15,280

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Medical Equipment & Devices – 5.1% continued

Intuitive Surgical, Inc.*	39,626	$28,116

Medtronic PLC	455,137	47,298

Mettler-Toledo International, Inc.*	8,118	7,840

PerkinElmer, Inc.	37,853	4,751

ResMed, Inc.	49,059	8,410

STERIS PLC	28,859	5,085

Stryker Corp.	110,627	23,051

Teleflex, Inc.	15,738	5,358

Thermo Fisher Scientific, Inc.	133,953	59,143

Varian Medical Systems, Inc.*	30,853	5,307

Waters Corp.*	20,957	4,101

West Pharmaceutical Services, Inc.	24,994	6,871

Zimmer Biomet Holdings, Inc.	70,214	9,559

		479,209

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	491,681	7,690

Newmont Corp.	271,972	17,257

		24,947

Oil, Gas & Coal – 2.0%

Apache Corp.	127,639	1,209

Baker Hughes Co.	222,106	2,952

Cabot Oil & Gas Corp.	135,533	2,353

Chevron Corp.	632,261	45,523

Concho Resources, Inc.	66,381	2,929

ConocoPhillips	364,105	11,957

Devon Energy Corp.	128,906	1,219

Diamondback Energy, Inc.	53,350	1,607

EOG Resources, Inc.	196,970	7,079

Exxon Mobil Corp.	1,431,661	49,149

Halliburton Co.	297,334	3,583

Hess Corp.	92,495	3,786

HollyFrontier Corp.	50,286	991

Kinder Morgan, Inc.	658,650	8,121

Marathon Oil Corp.	265,770	1,087

Marathon Petroleum Corp.	220,283	6,463

National Oilwell Varco, Inc.	130,942	1,186

Noble Energy, Inc.	163,813	1,400

Occidental Petroleum Corp.	283,297	2,836

ONEOK, Inc.	150,378	3,907

Phillips 66	148,267	7,686

Pioneer Natural Resources Co.	55,943	4,810

Schlumberger N.V.	469,269	7,302

TechnipFMC PLC	142,585	900

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Oil, Gas & Coal – 2.0% continued

Valero Energy Corp.	138,016	$5,979

Williams (The) Cos., Inc.	410,777	8,072

		194,086

Passenger Transportation – 0.2%

Alaska Air Group, Inc.	41,842	1,533

American Airlines Group, Inc.	172,216	2,117

Delta Air Lines, Inc.	215,939	6,603

Southwest Airlines Co.	199,731	7,490

United Airlines Holdings, Inc.*	98,501	3,423

		21,166

Real Estate – 0.1%

CBRE Group, Inc., Class A*	113,508	5,332

Real Estate Investment Trusts – 2.6%

Alexandria Real Estate Equities, Inc.	39,709	6,353

American Tower Corp.	150,206	36,309

Apartment Investment and

Management Co., Class A	50,220	1,693

AvalonBay Communities, Inc.	47,604	7,109

Boston Properties, Inc.	47,904	3,847

Crown Castle International Corp.	142,110	23,661

Digital Realty Trust, Inc.	91,095	13,369

Duke Realty Corp.	125,435	4,629

Equinix, Inc.	29,989	22,796

Equity Residential	115,808	5,944

Essex Property Trust, Inc.	22,225	4,463

Extra Space Storage, Inc.	43,674	4,673

Federal Realty Investment Trust	23,252	1,708

Healthpeak Properties, Inc.	183,012	4,969

Host Hotels & Resorts, Inc.	238,613	2,575

Iron Mountain, Inc.	97,507	2,612

Kimco Realty Corp.	146,223	1,646

Mid-America Apartment Communities, Inc.	38,885	4,509

Prologis, Inc.	250,166	25,172

Public Storage	51,475	11,464

Realty Income Corp.	116,764	7,093

Regency Centers Corp.	53,309	2,027

SBA Communications Corp.	37,901	12,071

Simon Property Group, Inc.	103,967	6,725

SL Green Realty Corp.	24,740	1,147

UDR, Inc.	99,516	3,245

Ventas, Inc.	126,299	5,299

Vornado Realty Trust	52,929	1,784

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCKS INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Real Estate Investment Trusts – 2.6% continued

Welltower, Inc.	141,247	$7,781

Weyerhaeuser Co.	252,613	7,205

		243,878

Recreational Facilities & Services – 0.0%

Live Nation Entertainment, Inc.*	48,263	2,600

Retail - Consumer Staples – 2.0%

Costco Wholesale Corp.	149,483	53,067

Dollar General Corp.	84,320	17,675

Dollar Tree, Inc.*	80,337	7,338

Kroger (The) Co.	263,325	8,929

Target Corp.	169,517	26,685

Walgreens Boots Alliance, Inc.	243,487	8,746

Walmart, Inc.	470,138	65,777

		188,217

Retail - Discretionary – 7.5%

Advance Auto Parts, Inc.	23,583	3,620

Amazon.com, Inc.*	144,177	453,974

AutoZone, Inc.*	7,906	9,310

Best Buy Co., Inc.	77,984	8,679

CarMax, Inc.*	55,177	5,071

eBay, Inc.	225,139	11,730

Etsy, Inc.*	40,411	4,915

Gap (The), Inc.	69,434	1,183

Genuine Parts Co.	48,990	4,662

Home Depot (The), Inc.	364,522	101,231

L Brands, Inc.	78,986	2,513

Lowe’s Cos., Inc.	255,900	42,444

O’Reilly Automotive, Inc.*	25,071	11,560

Ross Stores, Inc.	120,642	11,258

Tiffany & Co.	36,570	4,237

TJX (The) Cos., Inc.	406,004	22,594

Tractor Supply Co.	39,345	5,640

Ulta Beauty, Inc.*	19,064	4,270

		708,891

Semiconductors – 5.1%

Advanced Micro Devices, Inc.*	397,584	32,598

Analog Devices, Inc.	125,124	14,607

Applied Materials, Inc.	309,305	18,388

Broadcom, Inc.	136,190	49,617

Intel Corp.	1,440,219	74,574

IPG Photonics Corp.*	12,069	2,051

KLA Corp.	52,656	10,201

Lam Research Corp.	49,250	16,339

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Semiconductors – 5.1% continued

Maxim Integrated Products, Inc.	90,544	$6,122

Microchip Technology, Inc.	85,470	8,783

Micron Technology, Inc.*	376,217	17,667

NVIDIA Corp.	208,942	113,084

Qorvo, Inc.*	38,678	4,990

QUALCOMM, Inc.	382,066	44,961

Skyworks Solutions, Inc.	56,561	8,230

Teradyne, Inc.	56,230	4,468

Texas Instruments, Inc.	310,168	44,289

Xilinx, Inc.	82,723	8,623

		479,592

Software – 9.7%

Activision Blizzard, Inc.	261,384	21,159

Adobe, Inc.*	162,434	79,663

Akamai Technologies, Inc.*	55,112	6,092

ANSYS, Inc.*	29,045	9,504

Autodesk, Inc.*	74,252	17,153

Cadence Design Systems, Inc.*	94,416	10,068

Cerner Corp.	103,354	7,471

Citrix Systems, Inc.	41,829	5,760

Electronic Arts, Inc.*	97,803	12,754

Fortinet, Inc.*	45,483	5,358

Intuit, Inc.	88,657	28,921

Microsoft Corp.	2,562,733	539,020

NortonLifeLock, Inc.	200,137	4,171

Oracle Corp.	654,672	39,084

Paycom Software, Inc.*	16,578	5,161

salesforce.com, Inc.*	308,155	77,446

ServiceNow, Inc.*	64,952	31,502

Synopsys, Inc.*	51,381	10,994

Take-Two Interactive Software, Inc.*	38,722	6,398

Tyler Technologies, Inc.*	13,622	4,748

		922,427

Specialty Finance – 4.4%

American Express Co.	220,818	22,137

Capital One Financial Corp.	154,583	11,108

Discover Financial Services	103,735	5,994

Fidelity National Information Services, Inc.	209,615	30,858

Fiserv, Inc.*	188,201	19,394

FleetCor Technologies, Inc.*	28,456	6,775

Global Payments, Inc.	101,322	17,993

Jack Henry & Associates, Inc.	26,025	4,232

Mastercard, Inc., Class A	299,137	101,159

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Specialty Finance – 4.4% continued

PayPal Holdings, Inc.*	397,324	$78,285

Synchrony Financial	183,764	4,809

Visa, Inc., Class A	570,927	114,168

Western Union (The) Co.	139,113	2,981

		419,893

Technology Services – 2.5%

Accenture PLC, Class A	215,436	48,686

Automatic Data Processing, Inc.	145,570	20,306

Broadridge Financial Solutions, Inc.	38,998	5,148

CDW Corp.	48,336	5,778

Cognizant Technology Solutions Corp., Class A	183,601	12,746

DXC Technology Co.	86,246	1,539

Equifax, Inc.	41,225	6,468

Gartner, Inc.*	30,424	3,801

IHS Markit Ltd.	126,313	9,917

International Business Machines Corp.	301,573	36,692

Leidos Holdings, Inc.	45,250	4,034

MarketAxess Holdings, Inc.	12,877	6,201

Moody’s Corp.	54,656	15,842

MSCI, Inc.	28,322	10,105

Nielsen Holdings PLC	120,416	1,708

Paychex, Inc.	108,425	8,649

S&P Global, Inc.	81,611	29,429

Verisk Analytics, Inc.	54,984	10,189

		237,238

Telecom – 1.9%

AT&T, Inc.	2,412,634	68,784

CenturyLink, Inc.	334,172	3,372

T-Mobile U.S., Inc.*	197,017	22,531

Verizon Communications, Inc.	1,401,268	83,361

		178,048

Transportation & Logistics – 1.8%

C.H. Robinson Worldwide, Inc.	45,615	4,661

CSX Corp.	259,086	20,123

Expeditors International of Washington, Inc.	56,457	5,111

FedEx Corp.	81,623	20,530

JB Hunt Transport Services, Inc.	28,229	3,568

Kansas City Southern	31,951	5,778

Norfolk Southern Corp.	86,393	18,487

Old Dominion Freight Line, Inc.	32,590	5,896

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Transportation & Logistics – 1.8% continued

Union Pacific Corp.	229,898	$45,260

United Parcel Service, Inc., Class B	239,452	39,900

		169,314

Transportation Equipment – 0.3%

Cummins, Inc.	49,994	10,557

PACCAR, Inc.	117,207	9,996

Westinghouse Air Brake Technologies Corp.	60,493	3,743

		24,296

Utilities – 3.0%

AES (The) Corp.	225,062	4,076

Alliant Energy Corp.	84,782	4,379

Ameren Corp.	83,846	6,630

American Electric Power Co., Inc.	168,244	13,751

American Water Works Co., Inc.	61,297	8,881

Atmos Energy Corp.	41,645	3,981

CenterPoint Energy, Inc.	184,328	3,567

CMS Energy Corp.	96,707	5,939

Consolidated Edison, Inc.	113,185	8,806

Dominion Energy, Inc.	284,448	22,451

DTE Energy Co.	65,131	7,493

Duke Energy Corp.	248,943	22,046

Edison International	128,258	6,521

Entergy Corp.	67,973	6,697

Evergy, Inc.	77,388	3,933

Eversource Energy	115,928	9,686

Exelon Corp.	330,818	11,830

FirstEnergy Corp.	183,522	5,269

NextEra Energy, Inc.	165,800	46,019

NiSource, Inc.	129,124	2,841

NRG Energy, Inc.	82,549	2,537

Pinnacle West Capital Corp.	38,037	2,836

PPL Corp.	260,132	7,078

Public Service Enterprise Group, Inc.	171,676	9,427

Sempra Energy	97,912	11,589

Southern (The) Co.	357,424	19,379

WEC Energy Group, Inc.	106,719	10,341

Xcel Energy, Inc.	177,775	12,268

		280,251

Waste & Environment Services & Equipment – 0.3%

Pentair PLC	56,318	2,578

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCKS INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.5% continued

Waste & Environment Services & Equipment – 0.3% continued

Republic Services, Inc.	71,114	$6,638

Waste Management, Inc.	131,588	14,892

		24,108

Total Common Stocks

(Cost $3,616,401)		9,437,264

INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	15,863,976	15,864

Total Investment Companies

(Cost $15,864)		15,864

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.11%, 1/28/21(4) (5)	$20,485	$20,478

Total Short-Term Investments

(Cost $20,477)		20,478

Total Investments – 99.9%

(Cost $3,652,742)		9,473,606

Other Assets less Liabilities – 0.1%		4,847
NET ASSETS – 100.0%		$9,478,453

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE - Europe, Australasia and the Far East

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	228	$38,213	Long	12/20	$315

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	10.8%

Consumer Discretionary	11.6

Consumer Staples	7.0

Energy	2.1

Financials	9.7

Health Care	14.2

Industrials	8.3

Information Technology	28.1

Materials	2.6

Real Estate	2.6

Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$9,437,264	$ —	$—	$9,437,264

Investment Companies	15,864	—	—	15,864

Short-Term Investments	—	20,478	—	20,478

Total Investments	$9,453,128	$20,478	$—	$9,473,606

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets Futures Contracts	$315	$—	$—	$315
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust.

Each of the Funds is presented herein. Except for the Global Sustainability Index Fund, each Fund is authorized to issue one class of shares designated as the “Shares” class. Effective July 31, 2020, the Global Sustainability Index Fund is authorized to issue two classes of shares designated as Class K shares and Class I shares, which replaced the Fund’s Shares class. At September 30, 2020, the Emerging Markets Equity Index, Global Real Estate Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds had Shares outstanding; and the Global Sustainability Index Fund had Class K and Class I shares outstanding.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

EQUITY INDEX FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2020, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Emerging Markets Equity Index	Long	Liquidity

Global Real Estate Index	Long	Liquidity

Global Sustainability Index	Long	Liquidity

International Equity Index	Long	Liquidity

Mid Cap Index	Long	Liquidity

Small Cap Index	Long	Liquidity

Stock Index	Long	Liquidity

At September 30, 2020, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $5,563,000, $2,154,000 and $20,478,000, respectively. At September 30, 2020, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $3,821,000, $1,803,000, $2,298,000, and $5,118,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward

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NOTES TO THE FINANCIAL STATEMENTS continued

foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2020, were approximately $10,000, $2,000, $4,000 and less than $1,000 for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. Redemption fees were approximately $12,000, $3,000, $5,000 and $1,000 for the fiscal year ended March 31, 2020, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. These amounts are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

International Equity Index	Annually

Mid Cap Index	Annually

Small Cap Index	Annually

Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2020, the following reclassifications were recorded:

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Emerging Markets Equity Index	$ (39)	$ 39	$ –

Global Real Estate Index	1,682	5,802	(7,484)

Global Sustainability Index	(73)	73	–

International Equity Index	(1,477)	1,188	289

Small Cap Index	692	(944)	252

Stock Index	(64)	(467)	530

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. The Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.

For the period from November 1, 2019 through March 31, 2020, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands

Global Sustainability Index	$ 1,020

Small Cap Index	14,069

Stock Index	5,477

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Emerging Markets Equity Index	$34,145	$400,105

International Equity Index*	28,357	501,379

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

During the taxable year ended November 30, 2019, the Global Real Estate Index Fund utilized approximately $7,115,000 in capital loss carryforwards.

The Global Real Estate Index Fund had approximately $6,230,000 of capital loss carryforwards expire during the taxable year ended November 30, 2019.

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Emerging Markets Equity Index	$6,833	$–	$184,481

Global Sustainability Index	3,528	–	12,160

International Equity Index	22,771	–	(25,218)

Mid Cap Index	7,994	6,470	(117,597)

Small Cap Index	3,015	75	9,735

Stock Index	4,896	–	3,578,137

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2019, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Real Estate Index	$53,178	$–	$450,479

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$76,000	$ –

Global Sustainability Index	15,009	6,408

International Equity Index	172,000	–

Mid Cap Index	34,000	20,750

Small Cap Index	15,500	7,300

Stock Index	173,198	68,627

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$64,999	$–

Global Sustainability Index	9,205	5,631

International Equity Index	170,000	–

Mid Cap Index	39,749	132,336

Small Cap Index	21,348	94,784

Stock Index	156,546	194,242

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2019 and November 30, 2018 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2019 AND NOVEMBER 30, 2018 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Real Estate Index (2019)	$53,911	$–

Global Real Estate Index (2018)	87,381	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2019 through March 31, 2020 will be determined at the end of its tax year.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class of the Funds beneficially owned by their customers.

Effective July 31, 2020, Service Organizations may receive fees from Class I shares of the Global Sustainability Index Fund at an annual rate of up to 0.15% of the average daily NAV of Class I shares of the Fund beneficially owned by such clients. NTI has

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

contractually agreed to limit payments of service fees from Class I shares of the Global Sustainability Index Fund to an annual rate of 0.05% of the average NAV of the Class I shares of the Fund. There is no service fee payable by Class K shares of the Global Sustainability Index Fund.

There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

During the six months ended September 30, 2020, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Emerging Markets Equity Index	$6,500	1.66%

Global Real Estate Index	3,600	1.17

Stock Index	3,200	1.18

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees for the Global Sustainability Index Fund (effective July 31, 2020), the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.21%	0.30%

Global Real Estate Index	0.40%	0.50%

International Equity Index	0.18%	0.25%

Mid Cap Index	0.13%	0.15%

Small Cap Index	0.13%	0.15%

Stock Index	0.08%	0.10%

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Global Sustainability Index(1)	0.18%	0.25%

(1)	Prior to July 31, 2020, the Global Sustainability Index Fund’s contractual expense limitation for the Shares class was based on an annual rate of 0.30%.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The contractual reimbursement arrangement is expected to continue until at least July 31, 2021. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

During the fiscal year ended March 31, 2020, International Equity Index Fund received reimbursements from The Northern Trust Company of approximately $69,000 in connection with an error. This reimbursement is included in Net investment income in the Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

During the six months ended September 30, 2020, the Emerging Markets Equity Index Fund received reimbursements from The Northern Trust Company of approximately $151,000 in connection with an error. This reimbursement is included in Net investment income in the Statements of Operations and

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SEPTEMBER 30, 2020 (UNAUDITED)

Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. The cash contribution represents less than $0.01 per share.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Emerging Markets Equity Index	$–	$425,469	$–	$523,174

Global Real Estate Index	–	73,491	–	643,517

Global Sustainability Index	–	145,936	–	60,047

International Equity Index	–	371,012	–	682,423

Mid Cap Index	–	212,889	–	512,453

Small Cap Index	–	192,241	–	239,620

Stock Index	–	168,083	–	776,621

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Emerging Markets Equity Index	$ 735,262	$(149,968)	$ 585,294	$1,281,588

Global Real Estate Index	245,986	(160,498)	85,488	1,257,776

Global Sustainability Index	247,720	(48,687)	199,033	762,239

International Equity Index	1,329,648	(527,959)	801,689	3,623,795

Mid Cap Index	519,766	(211,979)	307,787	1,619,656

Small Cap Index	367,141	(126,855)	240,286	877,209

Stock Index	5,950,483	(234,111)	5,716,372	3,757,549

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Emerging Markets Equity Index	23,809	$268,178	–	$ –	(39,484)	$ (414,287)	(15,675)	$(146,109)

Global Real Estate Index	20,352	178,252	582	5,150	(88,367)	(764,042)	(67,433)	(580,640)

Global Sustainability Index *	9,922	142,839	–	–	(65,056)	(999,402)	(55,134)	(856,563)

International Equity Index	31,256	339,049	–	–	(70,654)	(755,717)	(39,398)	(416,668)

Mid Cap Index	15,925	252,770	–	–	(32,010)	(527,163)	(16,085)	(274,393)

Small Cap Index	15,178	165,020	–	–	(19,195)	(206,742)	(4,017)	(41,722)

Stock Index	13,435	459,107	423	15,239	(35,793)	(1,263,267)	(21,935)	(788,921)

*	Shares class of the Global Sustainability Index Fund ceased operations on July 31, 2020.

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Emerging Markets Equity Index	32,561	$367,393	1,582	$19,112	(100,310)	$(1,115,107)	(66,167)	$(728,602)

Global Real Estate Index	61,402	667,542	1,637	17,522	(35,685)	(350,087)	27,354	334,977

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	24,705	$363,542	892	$13,784	(16,165)	$(236,009)	9,432	$141,317

International Equity Index	64,405	748,418	1,923	24,345	(99,531)	(1,124,552)	(33,203)	(351,789)

Mid Cap Index	26,990	473,955	1,540	29,630	(31,253)	(530,071)	(2,723)	(26,486)

Small Cap Index	21,657	256,854	887	11,732	(20,463)	(236,123)	2,081	32,463

Stock Index	40,154	1,370,565	2,734	96,446	(34,966)	(1,195,902)	7,922	271,109

Transactions in Class K shares for the period ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index*	26,994	**	$418,504	**	–	$–	(627)	$(10,001)	26,367	$408,503

*	Commenced class operations on July 31, 2020.
**

Amounts include shares of approximately 26,260,000 and proceeds of approximately $407,037,000 for the Global Sustainability Index Fund which was transferred due to the conversion of the Shares Class to Class K. The transfer was completed on July 31, 2020.

Transactions in Class I shares for the period ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index*	36,387	**	$565,358	**	–	$–	(1,772)	$(28,093)	34,615	$537,265

*	Commenced class operations on July 31, 2020.
**

Amounts include shares of approximately 33,292,000 and proceeds of approximately $516,131,000 for the Global Sustainability Index Fund which was transferred due to the conversion of the Shares Class to Class I. The transfer was completed on July 31, 2020.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Northern Institutional Funds -

Emerging Markets Equity Index	U.S. Government Portfolio (Shares)	$9,549	$333,908	$318,063	$–	$–	$12	$25,394	25,393,824

	Northern Institutional Funds -

Global Real Estate Index	U.S. Government Portfolio (Shares)	303	297,872	285,193	–	–	6	12,982	12,982,323

	Northern Institutional Funds -

Global Sustainability Index	U.S. Government Portfolio (Shares)	6,851	125,515	112,018	–	–	3	20,348	20,347,974

	Northern Trust Corp.	577	72	40	34	(15)	11	628	8,049

	Total	$7,428	$125,587	$112,058	$34	$(15)	$14	$20,976	20,356,023

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Northern Institutional Funds -

International Equity Index	U.S. Government Portfolio (Shares)	$38,314	$279,925	$305,119	$–	$–	$8	$13,120	13,119,724

	Northern Institutional Funds -

Mid Cap Index	U.S. Government Portfolio (Shares)	14,663	255,264	213,523	–	–	9	56,404	56,403,969

	Northern Institutional Funds -

Small Cap Index	U.S. Government Portfolio (Shares)	5,226	157,821	142,687	–	–	6	20,360	20,359,722

	Northern Institutional Funds -

Stock Index	U.S. Government Portfolio (Shares)	148,697	584,156	716,989	–	–	70	15,864	15,863,976

	Northern Trust Corp.	5,616	29	355	178	24	102	5,492	70,440

	Total	$154,313	$584,185	$717,344	$178	$24	$172	$21,356	15,934,416

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2020:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	$(133	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	24	Unrealized depreciation on forward foreign currency exchange contracts	(83)

Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	681*	Net Assets - Net unrealized depreciation	–

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	33	Unrealized depreciation on forward foreign currency exchange contracts	(48)

Global Sustainability Index	Equity contracts	Net Assets - Net unrealized appreciation	72*	Net Assets - Net unrealized depreciation	(147	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	11	Unrealized depreciation on forward foreign currency exchange contracts	(22)

International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	154*	Net Assets - Net unrealized depreciation	(1,041	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	173	Unrealized depreciation on forward foreign currency exchange contracts	(163)

Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	912*	Net Assets - Net unrealized depreciation	–

Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(57	)*

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	$315*	Net Assets - Net unrealized depreciation	$ –

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2020, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Emerging Markets Equity Index	Goldman Sachs	$ 24	$ (2)	$ –	$22

	Toronto-Dominion Bank	– *	–	–	–	*

	Total	$ 24	$ (2)	$ –	$22

Global Real Estate Index	BNP	$2	$ –	$ –	$2

	JPMorgan Chase	2	(2)	–	–

	Morgan Stanley	28	(8)	–	20

	UBS	1	–	–	1

	Total	$ 33	$(10)	$ –	$23

Global Sustainability Index	BNP	$ 1	$ –	$ –	$1

	JPMorgan Chase	1	(1)	–	–

	Morgan Stanley	5	(5)	–	–

	Toronto-Dominion Bank	4	(3)	–	1

	Total	$ 11	$ (9)	$ –	$2

International Equity Index	JPMorgan Chase	$ 22	$(22)	$ –	$–

	Morgan Stanley	144	(51)	–	93

	Toronto-Dominion Bank	7	(7)	–	–

	UBS	– *	–	–	–	*

	Total	$173	$(80)	$ –	$93
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Emerging Markets Equity Index	Citibank	$(79)	$ –	$ –	$(79)

	Goldman Sachs	(2)	2	–	–

	Morgan Stanley	(1)	–	–	(1)

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

	UBS	$ (1)	$ –	$ –	$(1)

	Total	$ (83)	$ 2	$ –	$(81)

Global Real Estate Index	Citibank	$ (12)	$ –	$ –	$(12)

	Goldman Sachs	– *	–	–	– *

	JPMorgan Chase	(26)	2	–	(24)

	Morgan Stanley	(8)	8	–	–

	Toronto-Dominion Bank	(2)	–	–	(2)

	Total	$ (48)	$ 10	$ –	$(38)

Global Sustainability Index	Citibank	$ (1)	$ –	$ –	$(1)

	JPMorgan Chase	(13)	1	–	(12)

	Morgan Stanley	(5)	5	–	–

	Toronto-Dominion Bank	(3)	3	–	–

	UBS	– *	–	–	– *

	Total	$ (22)	$ 9	$ –	$(13)

International Equity Index	Citibank	$ (13)	$ –	$ –	$(13)

	JPMorgan Chase	(75)	22	–	(53)

	Morgan Stanley	(51)	51	–	–

	Toronto-Dominion Bank	(24)	7	–	(17)

	Total	$(163)	$80	$ –	$(83)

*	Amount rounds to less than one thousand.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2020:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$15,578

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	98

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	7,263

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	224

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	3,562

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	25

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	20,196

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	1,416

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	7,770

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	4,474

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	34,036
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(2,748)

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(247)

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(200)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(6)

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(360)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	19

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(10,703)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(294)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(142)

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(662)

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	3,035

Volume of derivative activity for the six months ended September 30, 2020*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Emerging Markets Equity Index	69	$1,066	56	$4,194

Global Real Estate Index	55	982	217	1,974

Global Sustainability Index	117	329	365	417

International Equity Index	200	1,736	86	3,404

Mid Cap Index	–	–	43	7,547

Small Cap Index	–	–	39	3,253

Stock Index	–	–	22	27,617

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011 the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Count for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which were granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. On December 19, 2019, the Second Circuit issued an amended decision that affirmed dismissal of the constructive fraudulent transfer claims, holding that the safe harbor of Section 546(e) of the Bankruptcy Code applies. On February 6, 2020, the Second Circuit denied plaintiffs’ petition for a rehearing en banc. Plaintiffs filed a Writ of Certiorari with the United States Supreme Court on July 6, 2020 to seek review of the Second Circuit’s amended decision. Defendants filed an opposition brief on August 26, 2020, and plaintiffs filed a reply brief on September 8, 2020. On October 5, 2020, the Supreme Court invited the Acting Solicitor General to file a brief expressing the views of the United States.

The motion to dismiss the Committee Action was also granted by the District Court. The Plaintiff in the Committee Action also sought from the District Court leave to amend the complaint with an additional claim for constructive fraudulent transfer based upon the decision in Merit Management. The motion for leave to amend was denied on April 23, 2019. On June 13, 2019, the District Court entered a final judgment on the claim dismissed. On July 12, 2019, the Trustee filed a notice of appeal stating that it was appealing the final judgment and the April 23, 2019 decision and related orders to the Second Circuit Court of Appeals. The appeal was fully briefed, and argument on the appeal took place on August 24, 2020. The Second Circuit has not yet issued a decision.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the Northern Institutional Funds Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s NAV. The Fund intends to vigorously defend these actions.

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Index Fund. The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings have been transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and have been assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Fund allegedly received $683,610 as a result of the Transactions. The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. The Funds intend to vigorously defend themselves against this action.

13. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

14. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

15. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4—Bank Borrowings.

EQUITY INDEX FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 120), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 124), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.30%	$1,000.00	$1,300.50	$1.73

Hypothetical	0.30%	$1,000.00	$1,023.50	$1.52

GLOBAL REAL ESTATE INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.49%	$1,000.00	$1,126.10	$2.60

Hypothetical	0.49%	$1,000.00	$1,022.55	$2.48

GLOBAL SUSTAINABILITY INDEX
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Class K(1)

Actual	0.24%	$1,000.00	$1,026.40	$0.41

Hypothetical	0.24%	$1,000.00	$1,023.80	$1.21

Class I(1)

Actual	0.29%	$1,000.00	$1,025.80	$0.50

Hypothetical	0.29%	$1,000.00	$1,023.55	$1.47

INTERNATIONAL EQUITY INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.25%	$1,000.00	$1,202.00	$1.38

Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26

MID CAP INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.15%	$1,000.00	$1,299.50	$0.86

Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2020 (UNAUDITED)

SMALL CAP INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.15%	$1,000.00	$1,313.70	$0.87

Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76

STOCK INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.10%	$1,000.00	$1,312.80	$0.58

Hypothetical	0.10%	$1,000.00	$1,024.50	$0.51

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(1)	Commenced class operations on July 31, 2020. The actual expense example is based on the period since inception; the hypothetical example is based on the half-year beginning 4/1/2020.

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2020 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

NORTHERN FUNDS SEMIANNUAL REPORT	135	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, with the exception of the Emerging Markets Equity Index Fund and Global Real Estate Index Fund, which were each in the fourth quintile for the one-year period.

The Trustees took into account the portfolio managers’ discussions for the reasons for tracking differences of the Funds and considered that each of them was appropriately tracking its respective index. They also considered that none of the Funds was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted that the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees

EQUITY INDEX FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

include both advisory and administrative costs. Among other things, the Trustees noted that the Funds’ actual management fees were equal to or lower than the Funds’ respective peer group and universe medians; and the Funds’ actual expenses, after reimbursement and fee waivers, were in the first quintile of their respective peer group and peer universe, except the International Equity Index Fund, which was in the second quintile of its peer group and universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. They agreed that breakpoints were not necessary with respect to the Funds at this time based on the level of management fees and the contractual expense reimbursements. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s other equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

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EQUITY INDEX FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

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NORTHERN FUNDS SEMIANNUAL REPORT	139	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

27	FIXED INCOME FUND
Ticker Symbol: NOFIX

40	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

52	SHORT BOND FUND
Ticker Symbol: BSBAX

62	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

64	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

84	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

98	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

100	NOTES TO THE FINANCIAL STATEMENTS

110	FUND EXPENSES

112	APPROVAL OF MANAGEMENT AGREEMENT

116	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT   1   FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:

Investments, at value	$235,966	$910,037

Investments in affiliates, at value	17,671	30,054

Foreign currencies, at value (cost $153)	—	—

Interest income receivable	972	5,212

Receivable for foreign tax reclaims	14	21

Receivable for securities sold	463	5,046

Receivable for fund shares sold	80	197

Receivable from investment adviser	3	12

Prepaid and other assets	11	4

Total Assets	255,180	950,583
LIABILITIES:

Payable for securities purchased	2,533	5,511

Payable for when-issued securities	1,949	9,759

Payable for fund shares redeemed	39	715

Distributions payable to shareholders	63	325

Payable to affiliates:

Management fees	16	66

Custody fees	2	5

Shareholder servicing fees	1	26

Transfer agent fees	7	30

Trustee fees	4	15

Accrued other liabilities	7	9

Total Liabilities	4,621	16,461
Net Assets	$250,559	$934,122

ANALYSIS OF NET ASSETS:

Capital stock	$240,856	$909,172

Distributable earnings	9,703	24,950

Net Assets	$250,559	$934,122
Shares Outstanding ($.0001 par value, unlimited authorization)	22,852	86,908

Net Asset Value, Redemption and Offering Price Per Share	$10.96	$10.75

Investments, at cost	$230,328	$890,911

Investments in affiliates, at cost	17,671	30,054

See Notes to the Financial Statements.

FIXED INCOME FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$3,301,228	$406,142	$77,205	$4,619,345	$3,149,548	$55,332

51,727	6,979	779	48,868	202,827	384

152	—	—	—	—	—

53,174	1,772	28	29,662	10,717	25

44	—	—	—	—	—

56,450	—	—	97,229	—	587

522	702	—	20,235	186,078	1

31	29	8	20	22	5

12	11	2	14	17	3

3,463,340	415,635	78,022	4,815,373	3,549,209	56,337

8,500	270	—	66,795	30,911	—

49,720	—	—	137,377	21,989	—

1,194	46	20	4,254	6,796	5

3,280	117	—	541	502	1

427	26	5	167	119	3

28	2	—	21	5	—

62	1	2	7	9	—

112	14	3	145	104	2

21	4	8	9	6	3

28	7	23	20	27	18

63,372	487	61	209,336	60,468	32
$3,399,968	$415,148	$77,961	$4,606,037	$3,488,741	$56,305

$4,094,482	$420,303	$81,349	$4,570,580	$3,456,295	$54,504

(694,514)	(5,155)	(3,388)	35,457	32,446	1,801

$3,399,968	$415,148	$77,961	$4,606,037	$3,488,741	$56,305

534,260	21,734	7,715	449,798	337,131	5,501

$6.36	$19.10	$10.11	$10.24	$10.35	$10.23

$3,471,078	$399,523	$76,987	$4,590,585	$3,122,490	$55,170

51,727	6,758	779	48,868	202,827	384

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   3   FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:

Interest Income	$1,929	$10,208	$112,409

Dividend income	—	—	558

Dividend income from investments in affiliates	4	12	31

Total Investment Income	1,933	10,220	112,998

EXPENSES:

Management fees	396	1,868	12,988

Custody fees	12	37	128

Transfer agent fees	40	167	649

Blue sky fees	11	12	14

Printing fees	3	3	10

Audit fees	9	9	21

Legal fees	11	11	24

Shareholder servicing fees	2	48	120

Trustee fees	4	3	17

Other	7	7	20

Total Expenses	495	2,165	13,991

Less expenses reimbursed by investment adviser	(72)	(204)	(816)

Net Expenses	423	1,961	13,175

Net Investment Income	1,510	8,259	99,823

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	3,574	14,280	(63,447)

Investments in affiliates	—	—	—

Futures contracts	39	80	—

Net changes in unrealized appreciation (depreciation) on:

Investments	5,976	32,950	488,478

Investments in affiliates	—	—	—

Futures contracts	(32)	(65)	—

Foreign currency translations	—	—	8

Net Gains	9,557	47,245	425,039
Net Increase in Net Assets Resulting from Operations	$11,067	$55,504	$524,862

See Notes to the Financial Statements.

FIXED INCOME FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,315	$165	$23,862	$20,279	$135

—	—	—	—	—

69	25	82	69	15

4,384	190	23,944	20,348	150

755	139	4,557	3,071	93

16	4	142	88	4

76	14	787	523	9

11	13	16	16	9

3	—	7	3	—

9	9	15	15	9

11	11	17	17	11

1	4	9	23	—

3	3	11	11	4

7	7	13	14	7

892	204	5,574	3,781	146
(97)	(55)	(445)	(369)	(44)

795	149	5,129	3,412	102
3,589	41	18,815	16,936	48

996	522	3,441	1,510	666

—	57	—	—	36

—	57	—	—	54

9,465	(263)	36,142	55,386	(420)

90	(18)	—	—	(12)

—	(28)	—	—	(26)

—	—	—	—	—

10,551	327	39,583	56,896	298
$14,140	$368	$58,398	$73,832	$346

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   5   FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020

OPERATIONS:

Net investment income	$1,510	$4,929	$8,259	$22,368	$99,823	$230,896	$3,589	$9,428

Net realized gains (losses)	3,613	9,509	14,360	32,795	(63,447)	(15,449)	996	2,080

Net change in unrealized appreciation (depreciation)	5,944	(1,078)	32,885	(14,232)	488,486	(590,336)	9,555	(3,586)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,067	13,360	55,504	40,931	524,862	(374,889)	14,140	7,922

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	46,660	(68,244)	46,834	(22,823)	(180,336)	(32,504)	33,011	(51,241)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	46,660	(68,244)	46,834	(22,823)	(180,336)	(32,504)	33,011	(51,241)

DISTRIBUTIONS PAID:

Distributable earnings	(2,002)	(5,453)	(10,042)	(24,412)	(97,805)	(235,335)	(3,806)	(9,580)

Total Distributions Paid	(2,002)	(5,453)	(10,042)	(24,412)	(97,805)	(235,335)	(3,806)	(9,580)

Total Increase (Decrease) in Net Assets	55,725	(60,337)	92,296	(6,304)	246,721	(642,728)	43,345	(52,899)

NET ASSETS:

Beginning of period	194,834	255,171	841,826	848,130	3,153,247	3,795,975	371,803	424,702

End of period	$250,559	$194,834	$934,122	$841,826	$3,399,968	$3,153,247	$415,148	$371,803

See Notes to the Financial Statements.

FIXED INCOME FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2020

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020

$41	$807	$18,815	$59,395	$16,936	$56,611	$48	$512

636	2,310	3,441	6,529	1,510	6,179	756	2,201

(309)	391	36,142	(9,254)	55,386	(30,794)	(458)	375

368	3,508	58,398	56,670	73,832	31,996	346	3,088

19,170	(4,990)	828,896	(265,038)	1,242,851	(210,977)	16,653	817

19,170	(4,990)	828,896	(265,038)	1,242,851	(210,977)	16,653	817

(78)	(845)	(18,816)	(62,280)	(17,129)	(56,631)	(73)	(534)

(78)	(845)	(18,816)	(62,280)	(17,129)	(56,631)	(73)	(534)
19,460	(2,327)	868,478	(270,648)	1,299,554	(235,612)	16,926	3,371

58,501	60,828	3,737,559	4,008,207	2,189,187	2,424,799	39,379	36,008

$77,961	$58,501	$4,606,037	$3,737,559	$3,488,741	$2,189,187	$56,305	$39,379

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   7   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$10.47	$10.08	$10.02	$10.15	$10.40	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.09	0.23	0.28	0.26	0.19	0.20

Net realized and unrealized gains (losses)	0.51	0.43	0.08	(0.11)	(0.15)	(0.10)

Total from Investment Operations	0.60	0.66	0.36	0.15	0.04	0.10

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.27)	(0.30)	(0.28)	(0.22)	(0.22)

From net realized gains	—	—	—	—	(0.07)	(0.10)

Total Distributions Paid	(0.11)	(0.27)	(0.30)	(0.28)	(0.29)	(0.32)

Net Asset Value, End of Period	$10.96	$10.47	$10.08	$10.02	$10.15	$10.40

Total Return(1)	5.69%	6.57%	3.75%	1.45%	0.36%	1.00%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$250,559	$194,834	$255,171	$266,835	$259,951	$246,818

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.41%	0.41%	0.40%	0.41%

Expenses, before reimbursements and credits	0.47%	0.47%	0.46%	0.46%	0.46%	0.45%

Net investment income, net of reimbursements and credits(3)	1.44%	2.33%	2.91%	2.49%	1.87%	1.92%

Net investment income, before reimbursements and credits	1.38%	2.27%	2.86%	2.44%	1.81%	1.88%

Portfolio Turnover Rate	131.86%	485.45%	327.61%	424.59%	517.18%	680.40%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $15,000, $11,000, $18,000, $57,000 and $32,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, 0.02 and less than 0.01 percent of average net assets for six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$10.18	$9.97	$9.94	$10.12	$10.23	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	0.27	0.32	0.31	0.24	0.25

Net realized and unrealized gains (losses)	0.59	0.24	0.06	(0.16)	(0.08)	(0.20)

Total from Investment Operations	0.69	0.51	0.38	0.15	0.16	0.05

LESS DISTRIBUTIONS PAID:

From net investment income(1)	(0.12)	(0.30)	(0.35)	(0.33)	(0.27)	(0.28)

From net realized gains	—	—	—	—	—	(0.07)

Total Distributions Paid	(0.12)	(0.30)	(0.35)	(0.33)	(0.27)	(0.35)

Net Asset Value, End of Period	$10.75	$10.18	$9.97	$9.94	$10.12	$10.23

Total Return(2)	6.82%	5.11%	3.98%	1.38%	1.58%	0.53%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$934,122	$841,826	$848,130	$1,190,331	$1,180,510	$1,352,637

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

Expenses, before reimbursements and credits	0.50%	0.49%	0.48%	0.48%	0.48%	0.47%

Net investment income, net of reimbursements and credits(4)	1.90%	2.66%	3.41%	2.95%	2.40%	2.52%

Net investment income, before reimbursements and credits	1.85%	2.62%	3.38%	2.92%	2.37%	2.50%

Portfolio Turnover Rate	121.50%	439.40%	283.15%	364.76%	454.23%	554.71%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $20,000, $55,000, $32,000, $81,000, $207,000 and $148,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, 0.02 and less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   9   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$5.57	$6.60	$6.72	$6.84	$6.42	$7.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.40	0.42	0.42	0.40	0.39

Net realized and unrealized gains (losses)	0.79	(1.02)	(0.12)	(0.12)	0.42	(0.70)

Total from Investment Operations	0.97	(0.62)	0.30	0.30	0.82	(0.31)

LESS DISTRIBUTIONS PAID:

From net investment income(1)	(0.18)	(0.41)	(0.42)	(0.42)	(0.40)	(0.39)

Total Distributions Paid	(0.18)	(0.41)	(0.42)	(0.42)	(0.40)	(0.39)

Net Asset Value, End of Period	$6.36	$5.57	$6.60	$6.72	$6.84	$6.42

Total Return(2)	17.30%	(9.96)%	4.64%	4.32%	13.07%	(4.38)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,399,968	$3,153,247	$3,795,975	$3,556,517	$4,431,999	$5,124,426

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.78%	0.78%	0.78%	0.80%	0.80%	0.80%

Expenses, before reimbursements and credits	0.83%	0.82%	0.81%	0.81%	0.81%	0.81%

Net investment income, net of reimbursements and credits(4)	5.92%	6.10%	6.34%	6.00%	5.98%	5.83%

Net investment income, before reimbursements and credits	5.87%	6.06%	6.31%	5.99%	5.97%	5.82%

Portfolio Turnover Rate	33.91%	47.65%	52.19%	95.52%	117.53%	80.15%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $59,000, $94,000, $198,000, $196,000, $261,000 and $236,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   10   NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016
Net Asset Value, Beginning of Period	$18.59	$18.67	$18.60	$18.85	$18.86	$19.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.45	0.49	0.34	0.27	0.24

Net realized and unrealized gains (losses)	0.51	(0.07)	0.07	(0.25)	–	(0.16)

Total from Investment Operations	0.69	0.38	0.56	0.09	0.27	0.08

LESS DISTRIBUTIONS PAID:

From net investment income	(0.18)	(0.46)	(0.49)	(0.34)	(0.28)	(0.25)

Total Distributions Paid	(0.18)	(0.46)	(0.49)	(0.34)	(0.28)	(0.25)

Net Asset Value, End of Period	$19.10	$18.59	$18.67	$18.60	$18.85	$18.86

Total Return(1)	3.73%	2.04%	3.07%	0.45%	1.45%	0.42%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$415,148	$371,803	$424,702	$487,524	$494,467	$560,650

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Expenses, before reimbursements and credits	0.45%	0.44%	0.43%	0.43%	0.43%	0.42%

Net investment income, net of reimbursements and credits(3)	1.81%	2.40%	2.65%	1.79%	1.43%	1.25%

Net investment income, before reimbursements and credits	1.76%	2.36%	2.62%	1.76%	1.40%	1.23%

Portfolio Turnover Rate	31.41%	95.09%	125.76%	158.65%	242.73%	268.41%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $10,000, $11,000, $13,000, $29,000 and $25,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   11   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.06	$9.60	$9.61	$9.81	$9.97	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.01	0.14	0.21	0.13	0.07	0.06

Net realized and unrealized gains (losses)	0.05	0.47	0.02	(0.18)	(0.15)	0.08

Total from Investment Operations	0.06	0.61	0.23	(0.05)	(0.08)	0.14

LESS DISTRIBUTIONS PAID:

From net investment income	(0.01)	(0.15)	(0.24)	(0.15)	(0.08)	(0.06)

Total Distributions Paid	(0.01)	(0.15)	(0.24)	(0.15)	(0.08)	(0.06)

Net Asset Value, End of Period	$10.11	$10.06	$9.60	$9.61	$9.81	$9.97

Total Return(1)	0.61%	6.34%	2.47%	(0.55)%	(0.74)%	1.38%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$77,961	$58,501	$60,828	$113,917	$132,812	$166,362

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.41%	0.42%	0.42%	0.41%	0.41%	0.41%

Expenses, before reimbursements and credits	0.55%	0.62%	0.57%	0.51%	0.49%	0.47%

Net investment income, net of reimbursements and credits(3)	0.11%	1.41%	2.30%	1.32%	0.71%	0.55%

Net investment income (loss), before reimbursements and credits	(0.03)%	1.21%	2.15%	1.22%	0.63%	0.49%

Portfolio Turnover Rate	234.02%	838.97%	739.25%	504.54%	905.27%	783.51%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $8,000, $8,000, $14,000, $31,000 and $16,000, which represent 0.01, 0.01, 0.01, 0.01, 0.02 and less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.14		$10.14		$10.09		$10.13		$10.12		$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.05		0.16		0.15		0.10		0.08		0.07

Net realized and unrealized gains (losses)	0.10		0.01		0.05		(0.04)		0.01		(0.03)

Total from Investment Operations	0.15		0.17		0.20		0.06		0.09		0.04

LESS DISTRIBUTIONS PAID:

From net investment income	(0.05)		(0.16)		(0.15)		(0.10)		(0.08)		(0.07)

From net realized gains	–		(0.01)		–		–	(1)	–		– (1)

Total Distributions Paid	(0.05)		(0.17)		(0.15)		(0.10)		(0.08)		(0.07)

Net Asset Value, End of Period	$10.24		$10.14		$10.14		$10.09		$10.13		$10.12

Total Return(2)	1.46%		1.61%		2.06%		0.60%		0.94%		0.41%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$4,606,037		$3,737,559		$4,008,207		$3,908,876		$3,544,536		$3,370,160

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25%

Expenses, before reimbursements and credits	0.27%		0.27%		0.26%		0.26%		0.26%		0.26%

Net investment income, net of reimbursements and credits	0.92	%(4)	1.52	%(4)	1.55	%(4)	1.00	%(4)	0.84	%(4)	0.66%

Net investment income, before reimbursements and credits	0.90%		1.50%		1.54%		0.99%		0.83%		0.65%

Portfolio Turnover Rate	32.33%		70.19%		62.06%		54.39%		51.98%		52.48%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $112,000, $175,000, $81,000, $72,000 and $64,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2020 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   13   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.10	$10.19	$10.15	$10.21	$10.18	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07	0.24	0.23	0.15	0.12	0.09

Net realized and unrealized gains (losses)	0.25	(0.09)	0.04	(0.06)	0.03	(0.02)

Total from Investment Operations	0.32	0.15	0.27	0.09	0.15	0.07

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)	(0.24)	(0.23)	(0.15)	(0.12)	(0.09)

From net realized gains	–	–	– (1)	– (1)	–	(0.01)

Total Distributions Paid	(0.07)	(0.24)	(0.23)	(0.15)	(0.12)	(0.10)

Net Asset Value, End of Period	$10.35	$10.10	$10.19	$10.15	$10.21	$10.18

Total Return(2)	3.14%	1.45%	2.75%	0.96%	1.45%	0.70%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,488,741	$2,189,187	$2,424,799	$2,590,298	$2,207,740	$1,542,582

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Expenses, before reimbursements and credits	0.28%	0.28%	0.27%	0.26%	0.26%	0.26%

Net investment income, net of reimbursements and credits(4)	1.25%	2.33%	2.30%	1.51%	1.15%	0.90%

Net investment income, before reimbursements and credits	1.22%	2.30%	2.28%	1.50%	1.14%	0.89%

Portfolio Turnover Rate	31.37%	75.95%	59.63%	58.41%	52.98%	50.95%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $112,000, $43,000, $44,000, $56,000 and $74,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, and approximately $42,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.17	$9.50	$9.43	$9.64	$9.87	$9.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.01	0.14	0.21	0.14	0.09	0.08

Net realized and unrealized gains (losses)	0.07	0.68	0.09	(0.20)	(0.21)	0.11

Total from Investment Operations	0.08	0.82	0.30	(0.06)	(0.12)	0.19

LESS DISTRIBUTIONS PAID:

From net investment income	(0.02)	(0.15)	(0.23)	(0.15)	(0.11)	(0.08)

Total Distributions Paid	(0.02)	(0.15)	(0.23)	(0.15)	(0.11)	(0.08)

Net Asset Value, End of Period	$10.23	$10.17	$9.50	$9.43	$9.64	$9.87

Total Return(1)	0.75%	8.66%	3.29%	(0.62)%	(1.26)%	1.99%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$56,305	$39,379	$36,008	$22,927	$24,013	$25,826

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.42%	0.43%	0.47%	0.47%	0.45%	0.44%

Expenses, before reimbursements and credits	0.59%	0.73%	0.93%	0.90%	0.90%	0.81%

Net investment income, net of reimbursements and credits(3)	0.19%	1.43%	2.33%	1.41%	0.94%	0.83%

Net investment income, before reimbursements and credits	0.02%	1.13%	1.87%	0.98%	0.49%	0.46%

Portfolio Turnover Rate	267.30%	854.95%	1,074.68%	429.23%	665.24%	601.88%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $4,000, $4,000, $3,000, $4,000 and $2,000, which represent less than 0.01, less than 0.01, 0.01, less than 0.01, 0.02 and less than 0.01 percent of average net assets for six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   15   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 3.4%

Automobile – 0.6%

World Omni Auto Receivables Trust, Series 2019-C, Class A3

1.96%, 12/16/24	$1,565	$1,606

Commercial Mortgage-Backed Securities – 2.0%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	1,000	1,180

Benchmark Mortgage Trust, Series 2018-B2, Class A2

3.66%, 2/15/51	765	800

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5

3.14%, 2/10/48	920	995

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5

3.72%, 3/15/50	1,370	1,566

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4

3.10%, 5/15/46	100	105

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5

3.64%, 10/15/48	375	414

		5,060

Other – 0.8%

CNH Equipment Trust, Series 2019-C, Class A3

2.01%, 12/16/24	1,840	1,889

Total Asset-Backed Securities
(Cost $8,134)		8,555

CORPORATE BONDS – 27.5%

Aerospace & Defense – 0.9%

Boeing (The) Co.,

2.95%, 2/1/30	175	169

3.95%, 8/1/59	140	127

Northrop Grumman Corp.,

5.25%, 5/1/50	570	818

Raytheon Technologies Corp.,

3.65%, 8/16/23	114	123

2.25%, 7/1/30	135	143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Aerospace & Defense – 0.9% continued

4.63%, 11/16/48	$500	$653

3.13%, 7/1/50	290	309

		2,342

Airlines – 0.1%

Southwest Airlines Co.,

4.75%, 5/4/23	350	374

Apparel & Textile Products – 0.3%

VF Corp.,

2.40%, 4/23/25	410	435

2.95%, 4/23/30	240	261

		696

Automobiles Manufacturing – 0.2%

General Motors Financial Co., Inc.,

2.70%, 8/20/27	550	546

Biotechnology – 0.7%

Amgen, Inc.,

3.13%, 5/1/25	295	324

2.30%, 2/25/31	525	551

Gilead Sciences, Inc.,

2.50%, 9/1/23	115	121

2.60%, 10/1/40	340	338

2.80%, 10/1/50	340	336

Regeneron Pharmaceuticals, Inc.,

2.80%, 9/15/50	200	188

		1,858

Cable & Satellite – 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.13%, 7/1/49	270	313

Comcast Corp.,

4.70%, 10/15/48	600	800

Cox Communications, Inc.,

2.95%, 10/1/50 (1)	205	197

		1,310

Chemicals – 0.5%

Avery Dennison Corp.,

2.65%, 4/30/30	405	430

PPG Industries, Inc.,

2.55%, 6/15/30	450	479

See Notes to the Financial Statements.

FIXED INCOME FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Chemicals – 0.5% continued

RPM International, Inc.,

4.55%, 3/1/29	$260	$304

		1,213

Commercial Finance – 0.5%

Air Lease Corp.,

3.00%, 2/1/30	1,010	941

GATX Corp.,

4.00%, 6/30/30	185	213

		1,154

Communications Equipment – 0.4%

Corning, Inc.,

5.45%, 11/15/79	275	350

Motorola Solutions, Inc.,

2.30%, 11/15/30	550	546

		896

Construction Materials Manufacturing – 0.2%

Carlisle Cos., Inc.,

2.75%, 3/1/30	395	420

Consumer Finance – 0.3%

Fiserv, Inc.,

3.20%, 7/1/26	445	495

Global Payments, Inc.,

4.15%, 8/15/49	290	340

		835

Consumer Services – 0.1%

Block Financial LLC,

3.88%, 8/15/30	275	277

Containers & Packaging – 0.0%

Packaging Corp. of America,

3.40%, 12/15/27	109	122

Design, Manufacturing & Distribution – 0.1%

Jabil, Inc.,

3.60%, 1/15/30	245	261

Diversified Banks – 1.0%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (2) (3)	595	577

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	250	266

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	650	649

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Diversified Banks – 1.0% continued

3.88%, 9/10/24	$165	$183

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	415	406

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	300	314

		2,395

Educational Services – 0.4%

Georgetown University (The),

2.94%, 4/1/50	465	462

University of Chicago (The),

2.76%, 4/1/45	290	296

William Marsh Rice University,

2.60%, 5/15/50	190	193

		951

Electrical Equipment Manufacturing – 0.6%

Carrier Global Corp.,

3.38%, 4/5/40 (1)	280	293

Emerson Electric Co.,

1.80%, 10/15/27	75	78

2.75%, 10/15/50	95	97

Keysight Technologies, Inc.,

4.55%, 10/30/24	83	94

3.00%, 10/30/29	280	306

Roper Technologies, Inc.,

3.85%, 12/15/25	280	318

3.80%, 12/15/26	110	127

2.00%, 6/30/30	175	178

		1,491

Entertainment Content – 0.7%

Fox Corp.,

4.71%, 1/25/29	490	587

Walt Disney (The) Co.,

1.75%, 1/13/26	255	265

2.20%, 1/13/28	255	269

2.00%, 9/1/29	405	418

3.50%, 5/13/40	190	215

		1,754

Exploration & Production – 0.8%

Hess Corp.,

7.13%, 3/15/33	765	922

Noble Energy, Inc.,

5.25%, 11/15/43	485	643

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   17   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Exploration & Production – 0.8% continued

Ovintiv, Inc.,

8.13%, 9/15/30	$450	$459

		2,024

Financial Services – 1.8%

Ares Capital Corp.,

4.25%, 3/1/25	215	222

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	185	190

FMR LLC,

6.45%, 11/15/39 (1)	675	1,031

FS KKR Capital Corp.,

4.13%, 2/1/25	635	631

Goldman Sachs BDC, Inc.,

3.75%, 2/10/25	195	204

Goldman Sachs Group (The), Inc.,

5.25%, 7/27/21	195	203

3.50%, 4/1/25	310	342

Intercontinental Exchange, Inc.,

2.65%, 9/15/40	300	300

Jefferies Group LLC,

2.75%, 10/15/32	225	225

Morgan Stanley,

(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (2)	275	296

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	275	288

(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (2)	540	575

State Street Corp.,

(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1) (2)	95	108

		4,615

Food & Beverage – 1.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,

3.65%, 2/1/26	515	577

4.90%, 2/1/46	415	512

Anheuser-Busch InBev Worldwide, Inc.,

4.15%, 1/23/25	190	215

Cargill, Inc.,

1.38%, 7/23/23 (1)	290	297

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Food & Beverage – 1.5% continued

Coca-Cola (The) Co.,

7.38%, 7/29/93	$110	$214

Constellation Brands, Inc.,

2.88%, 5/1/30	195	211

Hormel Foods Corp.,

1.80%, 6/11/30	165	170

Kellogg Co.,

2.10%, 6/1/30	420	430

Pernod Ricard International Finance LLC,

1.25%, 4/1/28 (1)	355	352

1.63%, 4/1/31 (1)	355	349

Tyson Foods, Inc.,

4.50%, 6/15/22	130	137

4.35%, 3/1/29	155	188

		3,652

Hardware – 1.0%

Dell International LLC/EMC Corp.,

5.45%, 6/15/23 (1)	215	236

5.85%, 7/15/25 (1)	560	652

5.30%, 10/1/29 (1)	385	441

Hewlett Packard Enterprise Co.,

4.40%, 10/15/22	300	321

4.45%, 10/2/23	240	264

4.65%, 10/1/24	235	266

HP, Inc.,

6.00%, 9/15/41	290	355

		2,535

Health Care Facilities & Services – 0.5%

Advocate Health & Hospitals Corp.,

3.39%, 10/15/49	290	323

CVS Health Corp.,

3.70%, 3/9/23	166	178

Quest Diagnostics, Inc.,

2.80%, 6/30/31	285	307

RWJ Barnabas Health, Inc.,

3.48%, 7/1/49	365	380

		1,188

Homebuilders – 0.2%

D.R. Horton, Inc.,

5.75%, 8/15/23	335	378

See Notes to the Financial Statements.

FIXED INCOME FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Life Insurance – 0.4%

Protective Life Corp.,

8.45%, 10/15/39	$430	$675

Reinsurance Group of America, Inc.,
4.70%, 9/15/23	369	408

		1,083

Machinery Manufacturing – 0.4%

CNH Industrial Capital LLC,

1.88%, 1/15/26	615	614

IDEX Corp.,

3.00%, 5/1/30	90	99

Xylem, Inc.,

2.25%, 1/30/31	255	271

		984

Managed Care – 0.4%

Anthem, Inc.,

2.38%, 1/15/25	175	186

4.65%, 1/15/43	380	479

UnitedHealth Group, Inc.,

3.13%, 5/15/60	300	322

		987

Mass Merchants – 0.3%

Costco Wholesale Corp.,

1.38%, 6/20/27	240	246

1.75%, 4/20/32	195	200

Dollar General Corp.,

3.50%, 4/3/30	235	267

		713

Medical Equipment & Devices Manufacturing – 0.7%

Alcon Finance Corp.,

2.60%, 5/27/30 (1)	210	222

Becton Dickinson and Co.,

3.79%, 5/20/50	580	649

Boston Scientific Corp.,

1.90%, 6/1/25	185	193

Stryker Corp.,

4.38%, 5/15/44	465	577

		1,641

Metals & Mining – 0.2%

Glencore Funding LLC,

4.13%, 3/12/24 (1)	275	298

3.88%, 10/27/27 (1)	115	125

		423

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Oil & Gas Services & Equipment – 0.4%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,

2.77%, 12/15/22	$210	$220

4.08%, 12/15/47	235	235

National Oilwell Varco, Inc.,

3.60%, 12/1/29	255	248

Patterson-UTI Energy, Inc.,

3.95%, 2/1/28	275	212

		915

Pharmaceuticals – 0.8%

AbbVie, Inc.,

3.38%, 11/14/21	120	124

2.85%, 5/14/23	105	110

2.60%, 11/21/24 (1)	330	350

3.20%, 11/21/29 (1)	295	325

Merck & Co., Inc.,

2.45%, 6/24/50	190	191

Mylan, Inc.,

5.20%, 4/15/48	520	643

Pfizer, Inc.,

2.70%, 5/28/50	300	313

		2,056

Pipeline – 0.6%

Boardwalk Pipelines L.P.,

4.80%, 5/3/29	240	262

Energy Transfer Operating L.P.,

4.20%, 9/15/23	205	216

Enterprise Products Operating LLC,

3.95%, 1/31/60	285	281

Sunoco Logistics Partners Operations L.P.,

3.90%, 7/15/26	435	447

Western Midstream Operating L.P.,

6.25%, 2/1/50	375	347

		1,553

Power Generation – 0.2%

Liberty Utilities Finance GP 1,

2.05%, 9/15/30(1)	510	503

Property & Casualty Insurance – 0.2%

Berkshire Hathaway Finance Corp.,

1.85%, 3/12/30	160	167

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   19   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Property & Casualty Insurance – 0.2% continued

Brown & Brown, Inc.,

2.38%, 3/15/31	$270	$272

		439

Real Estate – 2.2%

American Campus Communities Operating Partnership L.P.,

2.85%, 2/1/30	249	252

American Tower Corp.,

3.13%, 1/15/27	810	885

Boston Properties L.P.,

3.20%, 1/15/25	405	439

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	145	155

EPR Properties,

4.50%, 4/1/25	505	494

4.50%, 6/1/27	410	378

Equinix, Inc.,

3.20%, 11/18/29	247	272

Essex Portfolio L.P.,

2.65%, 3/15/32	580	613

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	435	441

Healthpeak Properties, Inc.,

3.25%, 7/15/26	165	184

National Retail Properties, Inc.,

3.10%, 4/15/50	550	491

Ventas Realty L.P.,

4.40%, 1/15/29	305	346

VEREIT Operating Partnership L.P.,

3.40%, 1/15/28	90	94

Weyerhaeuser Co.,

4.00%, 11/15/29	415	487

		5,531

Restaurants – 0.2%

Starbucks Corp.,

1.30%, 5/7/22	80	81

2.00%, 3/12/27	160	169

3.50%, 11/15/50	190	203

		453

Retail - Consumer Discretionary – 1.3%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	230	229

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Retail - Consumer Discretionary – 1.3% continued

Amazon.com, Inc.,

2.70%, 6/3/60	$285	$296

Best Buy Co., Inc.,

1.95%, 10/1/30	305	303

eBay, Inc.,

3.60%, 6/5/27	195	220

2.70%, 3/11/30	820	870

Home Depot (The), Inc.,

2.50%, 4/15/27	160	174

O’Reilly Automotive, Inc.,

1.75%, 3/15/31	275	272

Ross Stores, Inc.,

4.60%, 4/15/25	260	299

5.45%, 4/15/50	500	655

		3,318

Retail - Consumer Staples – 0.2%

Sysco Corp.,

3.30%, 2/15/50	485	455

Semiconductors – 0.5%

Applied Materials, Inc.,

2.75%, 6/1/50	195	205

Broadcom, Inc.,

3.15%, 11/15/25	300	325

KLA Corp.,

5.65%, 11/1/34	115	154

3.30%, 3/1/50	270	285

Lam Research Corp.,

2.88%, 6/15/50	290	300

		1,269

Software & Services – 1.3%

Broadridge Financial Solutions, Inc.,

2.90%, 12/1/29	236	256

Citrix Systems, Inc.,

4.50%, 12/1/27	535	613

Equifax, Inc.,

2.60%, 12/15/25	235	251

3.10%, 5/15/30	270	294

Infor, Inc.,

1.75%, 7/15/25 (1)	210	216

Leidos, Inc.,

3.63%, 5/15/25 (1)	95	105

Moody’s Corp.,

4.25%, 2/1/29	415	497

See Notes to the Financial Statements.

FIXED INCOME FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Software & Services – 1.3% continued

Oracle Corp.,

3.60%, 4/1/50	$500	$563

ServiceNow, Inc.,

1.40%, 9/1/30	95	93

Verisk Analytics, Inc.,

3.63%, 5/15/50	95	108

Vmware, Inc.,

2.95%, 8/21/22	200	208

		3,204

Tobacco – 0.1%

Reynolds American, Inc.,

5.85%, 8/15/45	310	377

Transportation & Logistics – 0.5%

Cummins, Inc.,

2.60%, 9/1/50	100	98

Penske Truck Leasing Co. L.P./PTL Finance Corp.,

4.00%, 7/15/25 (1)	490	552

Ryder System, Inc.,

2.90%, 12/1/26	610	658

		1,308

Utilities – 1.8%

American Electric Power Co., Inc.,

3.25%, 3/1/50	570	595

Avangrid, Inc.,

3.80%, 6/1/29	500	578

CenterPoint Energy, Inc.,

2.95%, 3/1/30	415	455

Dominion Energy, Inc.,

3.07%, 8/15/24	165	178

Duke Energy Corp.,

4.20%, 6/15/49	185	227

East Ohio Gas (The) Co.,

3.00%, 6/15/50 (1)	490	497

Entergy Texas, Inc.,

1.75%, 3/15/31	290	288

Exelon Corp.,

5.63%, 6/15/35	380	505

PPL Capital Funding, Inc.,

4.00%, 9/15/47	410	469

San Diego Gas & Electric Co.,

1.70%, 10/1/30	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 27.5% continued

Utilities – 1.8% continued

Xcel Energy, Inc.,

2.60%, 12/1/29	$450	$486

		4,477

Wireless Telecommunications Services – 1.5%

AT&T, Inc.,

3.80%, 2/15/27	540	609

6.55%, 6/15/34	560	756

5.35%, 12/15/43	265	330

T-Mobile U.S.A., Inc.,

3.50%, 4/15/25 (1)	490	538

2.55%, 2/15/31 (1)	300	310

2/15/51 (1) (4)	340	337

Verizon Communications, Inc.,

4.40%, 11/1/34	570	710

5.01%, 8/21/54	175	254

		3,844
Total Corporate Bonds

(Cost $65,452)		68,820

FOREIGN ISSUER BONDS – 5.7%

Banks – 1.7%

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	445	461

BPCE S.A.,

3.50%, 10/23/27 (1)	435	478

Deutsche Bank A.G.,

3.30%, 11/16/22	340	352

(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (2)	396	399

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (2)	475	478

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	190	197

National Australia Bank Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	505	561

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   21   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued

Banks – 1.7% continued

Nationwide Building Society,

1.00%, 8/28/25 (1)	$520	$515

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	495	513

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	304

		4,258

Biotechnology – 0.2%

Royalty Pharma PLC,

1.75%, 9/2/27 (1)	205	206

3.30%, 9/2/40 (1)	205	203

		409

Commercial Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

4.63%, 10/15/27	585	567

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (1)	295	263

		830

Design, Manufacturing & Distribution – 0.2%

Flex Ltd.,

4.75%, 6/15/25	375	422

Diversified Banks – 0.7%

BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (3)	520	499
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	350	375

Credit Agricole S.A.,

3.25%, 1/14/30 (1)	250	268

Societe Generale S.A.,

2.63%, 10/16/24 (1)	500	518

		1,660

Electrical Equipment Manufacturing – 0.3%

Johnson Controls International PLC,

4.63%, 7/2/44	440	550

5.13%, 9/14/45	34	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 5.7% continued

Electrical Equipment Manufacturing – 0.3% continued

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,

1.75%, 9/15/30	$275	$277

		872

Financial Services – 0.5%

Credit Suisse Group A.G.,

(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	565	582

(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	485	560

		1,142

Food & Beverage – 0.1%

Coca-Cola Femsa S.A.B. de C.V.,

1.85%, 9/1/32	205	206

Integrated Oils – 0.2%

Cenovus Energy, Inc.,

6.75%, 11/15/39	185	186

Shell International Finance B.V.,

4.38%, 5/11/45	250	307

		493

Internet Media – 0.1%

Tencent Holdings Ltd.,

2.99%, 1/19/23(1)	305	318

Metals & Mining – 0.2%

Anglo American Capital PLC,

3.75%, 4/10/22(1)	460	476

Pharmaceuticals – 0.3%

GlaxoSmithKline Capital PLC,

3.00%, 6/1/24	190	205

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	105	117

Takeda Pharmaceutical Co. Ltd.,

3.18%, 7/9/50	450	457

		779

Pipeline – 0.1%

TransCanada PipeLines Ltd.,

(Variable, ICE LIBOR USD 3M + 2.21%), 2.49%, 5/15/67(5)	215	150

See Notes to the Financial Statements.

FIXED INCOME FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 5.7% continued

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

2.70%, 5/1/25 (1)	$95	$101

3.40%, 5/1/30 (1)	465	509

		610

Waste & Environment Services & Equipment – 0.4%

Waste Connections, Inc.,

2.60%, 2/1/30	805	866

3.05%, 4/1/50	165	172

		1,038

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC,

5.13%, 12/4/28	430	518

Total Foreign Issuer Bonds
(Cost $13,648)		14,181

U.S. GOVERNMENT AGENCIES – 22.6% (6)

Fannie Mae – 16.4%

Pool #535714,

7.50%, 1/1/31	4	4

Pool #555599,

7.00%, 4/1/33	12	14

Pool #712130,

7.00%, 6/1/33	6	7

Pool #AL5119,

4.00%, 4/1/34	238	265

Pool #AL6041,

4.00%, 8/1/33	1,419	1,561

Pool #AL8352,

3.00%, 10/1/44	1,798	1,915

Pool #AQ5150,

2.50%, 11/1/42	1,286	1,370

Pool #AS3655,

4.50%, 10/1/44	336	369

Pool #AS5722,

3.50%, 9/1/45	204	218

Pool #AS6520,

3.50%, 1/1/46	673	716

Pool #AS6730,

3.50%, 2/1/46	943	1,007

Pool #AS7088,

2.50%, 5/1/31	226	236

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.6% (6) continued

Fannie Mae – 16.4% continued

Pool #AS7568,

4.50%, 7/1/46	$1,219	$1,334

Pool #AS7694,

2.50%, 8/1/31	786	842

Pool #AS8699,

4.00%, 1/1/47	477	512

Pool #AS8984,

4.50%, 3/1/47	277	302

Pool #BD7081,

4.00%, 3/1/47	1,098	1,179

Pool #BE3619,

4.00%, 5/1/47	1,132	1,215

Pool #BH4092,

4.50%, 10/1/47	675	735

Pool #BH6175,

3.50%, 7/1/47	213	226

Pool #BJ0686,

4.00%, 4/1/48	516	551

Pool #BK4740,

4.00%, 8/1/48	1,262	1,347

Pool #BM4413,

4.50%, 12/1/47	901	979

Pool #BM5168,

2.50%, 6/1/46	541	576

Pool #BM5969,

3.00%, 11/1/46	1,624	1,730

Pool #BM5984,

5.00%, 5/1/49	217	238

Pool #BM5996,

5.00%, 12/1/48	156	171

Pool #BP6499,

3.00%, 7/1/50	619	649

Pool #BP6675,

9/1/40(4)	695	729

Pool #CA6422,

3.00%, 7/1/50	854	896

Pool #FM0057,

2.50%, 5/1/32	1,925	2,055

Pool #FM1303,

3.00%, 1/1/48	848	915

Pool #FM1472,

3.50%, 3/1/34	185	196

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   23   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.6% (6) continued

Fannie Mae – 16.4% continued

Pool #FM1572,

3.00%, 9/1/48	$281	$296

Pool #FM2053,

3.50%, 8/1/44	1,412	1,526

Pool #FM2076,

3.00%, 3/1/45	1,055	1,131

Pool #FM2483,

3.50%, 2/1/33	1,018	1,090

Pool #FM3173,

3.50%, 7/1/47	841	911

Pool #FM3201,

3.50%, 4/1/34	365	388

Pool #FM3523,

3.00%, 11/1/34	921	977

Pool #FM3727,

3.00%, 7/1/50	624	655

Pool #FM4172,

3.50%, 12/1/36	1,781	1,914

Pool #MA2864,

3.50%, 1/1/47	802	855

Pool #MA3088,

4.00%, 8/1/47	693	741

Pool #MA3183,

4.00%, 11/1/47	1,345	1,444

Pool #MA3184,

4.50%, 11/1/47	1,174	1,278

Pool #MA3211,

4.00%, 12/1/47	1,384	1,483

Pool #MA3448,

5.00%, 8/1/48	399	438

Pool #MA4186,

10/1/35(4)	293	308

Pool TBA,

10/1/50(4)	550	569

		41,063

Freddie Mac – 2.8%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	460	511

Pool #1B3575,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.39% Cap), 2.46%, 9/1/37(5)	4	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.6% (6) continued

Freddie Mac – 2.8% continued

Pool #1G2296,

(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.21%, 11/1/37(5)	$10	$10

Pool #RA2484,

3.00%, 6/1/50	1,213	1,275

Pool #RD5026,

3.00%, 4/1/30	156	164

Pool #SB0084,

3.00%, 2/1/32	296	316

Pool #SB0216,

3.00%, 12/1/32	206	217

Pool #SB0328,

3.00%, 6/1/34	730	766

Pool #SB0329,

3.00%, 9/1/32	923	976

Pool #SD0033,

3.00%, 12/1/47	289	312

Pool #ZK7457,

3.50%, 2/1/29	321	347

Pool #ZS4687,

2.50%, 11/1/46	317	337

Pool #ZT0714,

5.00%, 10/1/48	418	459

Pool #ZT1333,

2.50%, 10/1/31	1,183	1,265

		6,959

Freddie Mac Gold – 1.8%

Pool #G16396,

3.50%, 2/1/33	186	197

Pool #G60948,

3.00%, 1/1/47	298	321

Pool #G61670,

3.00%, 5/1/47	1,595	1,710

Pool #Q15842,

3.00%, 2/1/43	574	616

Pool #Q42460,

4.00%, 6/1/46	137	149

Pool #Q44452,

3.00%, 11/1/46	1,085	1,140

Pool #Q63667,

4.50%, 5/1/49	258	279

		4,412

See Notes to the Financial Statements.

FIXED INCOME FUNDS   24   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.6% (6) continued

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	$548	$571

Government National Mortgage Association I – 0.3%

Pool #604183,

5.50%, 4/15/33	2	3

Pool #633627,

5.50%, 9/15/34	3	3

Pool #757013,

3.50%, 12/15/40	649	691

		697

Government National Mortgage Association II – 1.1%

Pool #784801,

3.50%, 6/20/47	696	750

Pool #784832,

2.50%, 10/20/45	878	928

Pool #MA0782,

3.00%, 2/20/43	716	755

Pool #MA0850,

2.50%, 3/20/43	407	430

		2,863

Total U.S. Government Agencies
(Cost $55,298)		56,565

U.S. GOVERNMENT OBLIGATIONS – 34.3%

U.S. Treasury Bonds – 6.2%

1.13%, 8/15/40	8,492	8,350

1.25%, 5/15/50	7,521	7,150

		15,500

U.S. Treasury Notes – 28.1%

0.13%, 8/31/22	25,895	25,894

0.13%, 8/15/23	24,197	24,178

0.25%, 8/31/25	17,333	17,319

0.63%, 8/15/30	3,081	3,066

		70,457

Total U.S. Government Obligations
(Cost $86,001)		85,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 0.7%

California – 0.3%

University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,

3.26%, 5/15/60	$370	$404

3.71%, 5/15/20(7)	370	392

		796

New Jersey – 0.1%

New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,

4.13%, 6/15/42	380	362

New York – 0.2%

New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,

3.50%, 1/1/42	390	407

Texas – 0.1%

Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project,

3.92%, 12/31/49	285	323

Total Municipal Bonds
(Cost $1,795)		1,888

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 7.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(8) (9)	17,670,987	$17,671

Total Investment Companies
(Cost $17,671)		17,671

Total Investments – 101.2%
(Cost $247,999)		253,637

Liabilities less Other Assets – (1.2%)		(3,078)
NET ASSETS – 100.0%		$250,559

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   25   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(5)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Century bond maturing in 2120.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$8,555	$—	$8,555
Corporate Bonds(1)	—	68,820	—	68,820
Foreign Issuer Bonds	—	14,181	—	14,181
U.S. Government Agencies(1)	—	56,565	—	56,565
U.S. Government
Obligations(1)	—	85,957	—	85,957
Municipal Bonds(1)	—	1,888	—	1,888
Investment Companies	17,671	—	—	17,671
Total Investments	$17,671	$235,966	$—	$253,637
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   26   NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 3.6%

Automobile – 0.8%

World Omni Auto Receivables Trust, Series 2019-C, Class A3

1.96%, 12/16/24	$6,750	$6,926

Commercial Mortgage-Backed Securities – 2.0%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	3,900	4,603

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5

3.14%, 2/10/48	5,805	6,277

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5

3.69%, 3/15/50	2,400	2,739

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5

3.64%, 10/15/48	4,910	5,419

		19,038

Other – 0.8%

CNH Equipment Trust, Series 2019-C, Class A3

2.01%, 12/16/24	7,565	7,768

Total Asset-Backed Securities
(Cost $31,747)		33,732

CORPORATE BONDS – 35.8%

Aerospace & Defense – 1.1%

Boeing (The) Co.,

2.95%, 2/1/30	730	707

3.95%, 8/1/59	595	539

Northrop Grumman Corp.,

5.25%, 5/1/50	2,465	3,536

Raytheon Technologies Corp.,

3.65%, 8/16/23	489	528

2.25%, 7/1/30	545	576

4.63%, 11/16/48	2,055	2,684

3.13%, 7/1/50	1,185	1,264

		9,834

Airlines – 0.2%

Southwest Airlines Co.,

4.75%, 5/4/23	1,530	1,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Apparel & Textile Products – 0.3%

VF Corp.,

2.40%, 4/23/25	$1,750	$1,856

2.95%, 4/23/30	1,045	1,138

		2,994

Automobiles Manufacturing – 0.5%

Ford Motor Co.,

9.00%, 4/22/25	2,520	2,889

General Motors Financial Co., Inc.,

2.70%, 8/20/27	2,235	2,219

		5,108

Banks – 0.1%

CIT Bank N.A.,

(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25(1)	750	744

Biotechnology – 0.8%

Amgen, Inc.,

3.13%, 5/1/25	1,255	1,378

2.30%, 2/25/31	2,220	2,329

Gilead Sciences, Inc.,

2.50%, 9/1/23	500	525

2.60%, 10/1/40	1,295	1,287

2.80%, 10/1/50	1,295	1,280

Regeneron Pharmaceuticals, Inc.,

2.80%, 9/15/50	820	773

		7,572

Cable & Satellite – 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.13%, 7/1/49	1,180	1,368

Comcast Corp.,

4.70%, 10/15/48	2,420	3,228

Cox Communications, Inc.,

2.95%, 10/1/50 (2)	845	813

		5,409

Casinos & Gaming – 0.3%

Boyd Gaming Corp.,

4.75%, 12/1/27	2,470	2,424

Chemicals – 0.5%

Avery Dennison Corp.,

2.65%, 4/30/30	1,780	1,889

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   27   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Chemicals – 0.5% continued

PPG Industries, Inc.,

2.55%, 6/15/30	$1,835	$1,954

RPM International, Inc.,

4.55%, 3/1/29	895	1,047

		4,890

Commercial Finance – 0.1%

GATX Corp.,

4.00%, 6/30/30	760	875

Communications Equipment – 0.4%

Corning, Inc.,

5.45%, 11/15/79	1,200	1,527

Motorola Solutions, Inc.,

2.30%, 11/15/30	2,245	2,229

		3,756

Construction Materials Manufacturing – 0.2%

Carlisle Cos., Inc.,

2.75%, 3/1/30	1,740	1,849

Consumer Finance – 0.6%

Fiserv, Inc.,

3.20%, 7/1/26	1,920	2,133

Global Payments, Inc.,

4.15%, 8/15/49	1,215	1,426

PennyMac Financial Services, Inc.,

5.38%, 10/15/25 (2)	2,040	2,066

		5,625

Consumer Services – 0.1%

Block Financial LLC,

3.88%, 8/15/30	1,130	1,139

Containers & Packaging – 0.5%

Flex Acquisition Co., Inc.,

7.88%, 7/15/26 (2)	1,830	1,862

Mauser Packaging Solutions Holding Co.,

7.25%, 4/15/25 (2)	2,805	2,640

Packaging Corp. of America,

3.40%, 12/15/27	585	654

		5,156

Design, Manufacturing & Distribution – 0.1%

Jabil, Inc.,

3.60%, 1/15/30	1,020	1,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Diversified Banks – 1.1%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (1) (3)	$910	$981

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	1,095	1,165

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (3)	2,470	2,466

3.88%, 9/10/24	1,940	2,152

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (1) (3)	1,770	1,735

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	1,275	1,333

		9,832

Educational Services – 0.4%

Georgetown University (The),

2.94%, 4/1/50	2,015	2,000

University of Chicago (The),

2.76%, 4/1/45	1,230	1,257

William Marsh Rice University,

2.60%, 5/15/50	830	845

		4,102

Electrical Equipment Manufacturing – 0.7%

Carrier Global Corp.,

3.38%, 4/5/40 (2)	1,240	1,299

Emerson Electric Co.,

1.80%, 10/15/27	345	360

2.75%, 10/15/50	410	417

Keysight Technologies, Inc.,

4.55%, 10/30/24	409	462

3.00%, 10/30/29	1,190	1,301

Roper Technologies, Inc.,

3.85%, 12/15/25	1,280	1,453

3.80%, 12/15/26	456	526

2.00%, 6/30/30	690	704

		6,522

Entertainment Content – 0.5%

Walt Disney (The) Co.,

1.75%, 1/13/26	1,045	1,088

2.20%, 1/13/28	1,045	1,100

2.00%, 9/1/29	1,755	1,812

3.50%, 5/13/40	805	910

		4,910

See Notes to the Financial Statements.

FIXED INCOME FUNDS   28   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Exploration & Production – 1.3%

Chesapeake Energy Corp.,

11.50%, 1/1/25 (2) (4)	$1,253	$169

EQT Corp.,

8.75%, 2/1/30	1,632	1,926

Hess Corp.,

7.13%, 3/15/33	1,000	1,205

Murphy Oil Corp.,

6.38%, 12/1/42	1,760	1,382

Noble Energy, Inc.,

5.25%, 11/15/43	1,995	2,645

Ovintiv, Inc.,

8.13%, 9/15/30	1,675	1,710

SM Energy Co.,

5.63%, 6/1/25	1,665	749

WPX Energy, Inc.,

4.50%, 1/15/30	2,455	2,413

		12,199

Financial Services – 2.4%

Ares Capital Corp.,

4.25%, 3/1/25	925	957

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (3)	693	711

FMR LLC,

6.45%, 11/15/39 (2)	3,265	4,985

FS KKR Capital Corp.,

4.13%, 2/1/25	2,620	2,604

Goldman Sachs BDC, Inc.,

3.75%, 2/10/25	830	866

Goldman Sachs Group (The), Inc.,

5.25%, 7/27/21	825	858

(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (1) (3)	1,795	1,714

3.50%, 4/1/25	1,320	1,457

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

4.75%, 9/15/24	2,000	2,025

5.25%, 5/15/27	1,465	1,526

Intercontinental Exchange, Inc.,

2.65%, 9/15/40	1,235	1,234

Jefferies Group LLC,

2.75%, 10/15/32	840	840

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Financial Services – 2.4% continued

Morgan Stanley,

(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (1)	$1,180	$1,270

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	1,160	1,215

State Street Corp.,

(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1) (2)	405	462

		22,724

Food & Beverage – 1.8%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,

3.65%, 2/1/26	2,085	2,337

4.90%, 2/1/46	1,685	2,078

Anheuser-Busch InBev Worldwide, Inc.,

4.15%, 1/23/25	830	939

Cargill, Inc.,

1.38%, 7/23/23 (2)	1,265	1,294

Coca-Cola (The) Co.,

7.38%, 7/29/93	470	916

Constellation Brands, Inc.,

2.88%, 5/1/30	850	918

Hormel Foods Corp.,

1.80%, 6/11/30	670	691

Kellogg Co.,

2.10%, 6/1/30	1,740	1,782

NBM U.S. Holdings, Inc.,

7.00%, 5/14/26	1,825	1,932

Pernod Ricard International Finance LLC,

1.25%, 4/1/28 (2)	1,265	1,255

1.63%, 4/1/31 (2)	1,265	1,243

Tyson Foods, Inc.,

4.50%, 6/15/22	525	555

4.35%, 3/1/29	635	770

		16,710

Hardware – 1.2%

Dell International LLC/EMC Corp.,

5.45%, 6/15/23 (2)	1,235	1,354

5.85%, 7/15/25 (2)	2,435	2,837

5.30%, 10/1/29 (2)	1,410	1,617

Hewlett Packard Enterprise Co.,

4.40%, 10/15/22	1,195	1,277

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   29   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Hardware – 1.2% continued

4.45%, 10/2/23	$1,015	$1,116

4.65%, 10/1/24	1,000	1,131

HP, Inc.,

6.00%, 9/15/41	1,210	1,483

NCR Corp.,

8.13%, 4/15/25 (2)	620	685

		11,500

Health Care Facilities & Services – 0.9%

Advocate Health & Hospitals Corp.,

3.39%, 10/15/49	1,185	1,322

CVS Health Corp.,

3.70%, 3/9/23	673	721

DaVita, Inc.,

4.63%, 6/1/30 (2)	3,000	3,073

Quest Diagnostics, Inc.,

2.80%, 6/30/31	1,215	1,309

RWJ Barnabas Health, Inc.,

3.48%, 7/1/49	1,480	1,540

		7,965

Industrial Other – 0.2%

H&E Equipment Services, Inc.,

5.63%, 9/1/25	1,550	1,616

Life Insurance – 0.9%

Ohio National Financial Services, Inc.,

5.55%, 1/24/30 (2)	3,095	2,918

Protective Life Corp.,

8.45%, 10/15/39	3,475	5,455

		8,373

Machinery Manufacturing – 0.4%

CNH Industrial Capital LLC,

1.88%, 1/15/26	2,285	2,282

IDEX Corp.,

3.00%, 5/1/30	360	396

Xylem, Inc.,

2.25%, 1/30/31	1,115	1,182

		3,860

Managed Care – 0.6%

Anthem, Inc.,

3.50%, 8/15/24	1,500	1,645

2.38%, 1/15/25	715	760

Centene Corp.,

4.63%, 12/15/29	1,870	2,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Managed Care – 0.6% continued

UnitedHealth Group, Inc.,

3.13%, 5/15/60	$1,230	$1,320

		5,742

Mass Merchants – 0.3%

Costco Wholesale Corp.,

1.38%, 6/20/27	1,050	1,076

1.75%, 4/20/32	820	841

Dollar General Corp.,

3.50%, 4/3/30	1,015	1,155

		3,072

Medical Equipment & Devices Manufacturing – 0.7%

Alcon Finance Corp.,

2.60%, 5/27/30 (2)	750	794

Becton Dickinson and Co.,

3.79%, 5/20/50	2,165	2,421

Boston Scientific Corp.,

1.90%, 6/1/25	750	784

Stryker Corp.,

4.38%, 5/15/44	2,010	2,493

		6,492

Metals & Mining – 0.5%

Glencore Funding LLC,

4.13%, 3/12/24 (2)	845	916

3.88%, 10/27/27 (2)	630	687

Kaiser Aluminum Corp.,

4.63%, 3/1/28 (2)	1,795	1,674

Novelis Corp.,

4.75%, 1/30/30 (2)	1,000	982

		4,259

Oil & Gas Services & Equipment – 0.2%

National Oilwell Varco, Inc.,

3.60%, 12/1/29	1,040	1,010

Patterson-UTI Energy, Inc.,

3.95%, 2/1/28	1,070	827

		1,837

Pharmaceuticals – 0.9%

AbbVie, Inc.,

3.38%, 11/14/21	515	532

2.85%, 5/14/23	386	406

2.60%, 11/21/24 (2)	1,375	1,457

3.20%, 11/21/29 (2)	1,240	1,366

See Notes to the Financial Statements.

FIXED INCOME FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Pharmaceuticals – 0.9% continued

Merck & Co., Inc.,

2.45%, 6/24/50	$835	$838

Mylan, Inc.,

5.20%, 4/15/48	2,150	2,659

Pfizer, Inc.,

2.70%, 5/28/50	1,230	1,285

		8,543

Pipeline – 0.7%

Boardwalk Pipelines L.P.,

4.80%, 5/3/29	965	1,051

Energy Transfer Operating L.P.,

4.20%, 9/15/23	1,005	1,061

Enterprise Products Operating LLC,

3.95%, 1/31/60	1,195	1,179

Sunoco Logistics Partners Operations L.P.,

3.90%, 7/15/26	1,685	1,730

Western Midstream Operating L.P.,

6.25%, 2/1/50	1,590	1,473

		6,494

Power Generation – 0.7%

Calpine Corp.,

4.50%, 2/15/28 (2)	2,185	2,238

Liberty Utilities Finance GP 1,

2.05%, 9/15/30 (2)	2,150	2,119

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,

4.50%, 8/15/28 (2)	660	685

Terraform Global Operating LLC,

6.13%, 3/1/26 (2)	1,035	1,053

		6,095

Property & Casualty Insurance – 0.2%

Berkshire Hathaway Finance Corp.,

1.85%, 3/12/30	695	727

Brown & Brown, Inc.,

2.38%, 3/15/31	1,155	1,162

		1,889

Publishing & Broadcasting – 0.3%

Entercom Media Corp.,

7.25%, 11/1/24 (2)	1,645	1,398

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Publishing & Broadcasting – 0.3% continued

TEGNA, Inc.,

5.00%, 9/15/29 (2)	$1,850	$1,827

		3,225

Real Estate – 2.5%

American Campus Communities Operating Partnership L.P.,

2.85%, 2/1/30	1,044	1,057

American Tower Corp.,

3.13%, 1/15/27	3,270	3,571

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	600	642

EPR Properties,

4.50%, 4/1/25	1,500	1,467

4.50%, 6/1/27	2,215	2,042

Equinix, Inc.,

3.20%, 11/18/29	1,015	1,119

Essex Portfolio L.P.,

2.65%, 3/15/32	2,545	2,687

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	1,860	1,885

Healthpeak Properties, Inc.,

3.25%, 7/15/26	655	731

Iron Mountain, Inc.,

4.88%, 9/15/27 (2)	1,765	1,800

iStar, Inc.,

4.75%, 10/1/24	1,700	1,645

National Retail Properties, Inc.,

3.10%, 4/15/50	2,410	2,153

Ventas Realty L.P.,

4.40%, 1/15/29	1,600	1,818

VEREIT Operating Partnership L.P.,

3.40%, 1/15/28	375	392

		23,009

Refining & Marketing – 0.4%

CVR Energy, Inc.,

5.75%, 2/15/28 (2)	2,995	2,546

Murphy Oil U.S.A., Inc.,

4.75%, 9/15/29	1,000	1,065

		3,611

Restaurants – 0.4%

Golden Nugget, Inc.,

6.75%, 10/15/24 (2)	1,920	1,603

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   31   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Restaurants – 0.4% continued

Starbucks Corp.,

1.30%, 5/7/22	$345	$350

2.00%, 3/12/27	695	735

3.50%, 11/15/50	815	868

		3,556

Retail - Consumer Discretionary – 1.5%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	860	858

Amazon.com, Inc.,

2.70%, 6/3/60	1,215	1,259

Best Buy Co., Inc.,

1.95%, 10/1/30	1,140	1,132

eBay, Inc.,

3.60%, 6/5/27	790	892

2.70%, 3/11/30	3,565	3,781

Home Depot (The), Inc.,

2.50%, 4/15/27	690	750

O’Reilly Automotive, Inc.,

1.75%, 3/15/31	1,135	1,122

Ross Stores, Inc.,

4.60%, 4/15/25	1,100	1,266

5.45%, 4/15/50	2,055	2,693

		13,753

Retail - Consumer Staples – 0.2%

Sysco Corp.,

3.30%, 2/15/50	2,085	1,956

Semiconductors – 0.5%

Applied Materials, Inc.,

2.75%, 6/1/50	800	841

Broadcom, Inc.,

3.15%, 11/15/25	1,270	1,376

KLA Corp.,

3.30%, 3/1/50	1,205	1,273

Lam Research Corp.,

2.88%, 6/15/50	1,230	1,271

		4,761

Software & Services – 1.6%

Broadridge Financial Solutions, Inc.,

2.90%, 12/1/29	996	1,079

Citrix Systems, Inc.,

4.50%, 12/1/27	1,700	1,948

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Software & Services – 1.6% continued

Equifax, Inc.,

2.60%, 12/15/25	$1,030	$1,100

3.10%, 5/15/30	1,150	1,253

Infor, Inc.,

1.75%, 7/15/25 (2)	865	890

Leidos, Inc.,

3.63%, 5/15/25 (2)	430	477

Moody’s Corp.,

4.25%, 2/1/29	1,630	1,951

Oracle Corp.,

3.60%, 4/1/50	2,055	2,316

ServiceNow, Inc.,

1.40%, 9/1/30	380	371

Solera LLC/Solera Finance, Inc.,

10.50%, 3/1/24 (2)	2,535	2,649

Verisk Analytics, Inc.,

3.63%, 5/15/50	400	454

Vmware, Inc.,

2.95%, 8/21/22	800	833

		15,321

Tobacco – 0.2%

Reynolds American, Inc.,

5.85%, 8/15/45	1,172	1,424

Transportation & Logistics – 0.6%

Cummins, Inc.,

2.60%, 9/1/50	410	402

Penske Truck Leasing Co. L.P./PTL Finance Corp.,

4.00%, 7/15/25 (2)	2,090	2,354

Ryder System, Inc.,

2.90%, 12/1/26	2,285	2,466

		5,222

Utilities – 1.8%

American Electric Power Co., Inc.,

3.25%, 3/1/50	2,490	2,599

Avangrid, Inc.,

3.80%, 6/1/29	2,070	2,395

CenterPoint Energy, Inc.,

2.95%, 3/1/30	1,785	1,956

Dominion Energy, Inc.,

3.07%, 8/15/24	660	710

East Ohio Gas (The) Co.,

3.00%, 6/15/50 (2)	2,070	2,100

See Notes to the Financial Statements.

FIXED INCOME FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.8% continued

Utilities – 1.8% continued

Entergy Texas, Inc.,

1.75%, 3/15/31	$1,075	$1,066

Exelon Corp.,

5.63%, 6/15/35	1,480	1,966

PPL Capital Funding, Inc.,

4.00%, 9/15/47	1,535	1,757

San Diego Gas & Electric Co.,

1.70%, 10/1/30	765	762

Xcel Energy, Inc.,

2.60%, 12/1/29	1,840	1,988

		17,299

Waste & Environment Services & Equipment – 0.1%

Stericycle, Inc.,

5.38%, 7/15/24(2)	1,255	1,303

Wireless Telecommunications Services – 2.5%

AT&T, Inc.,

3.80%, 2/15/27	1,725	1,946

6.55%, 6/15/34	2,357	3,181

5.35%, 12/15/43	905	1,126

Sprint Capital Corp.,

6.88%, 11/15/28	2,540	3,175

Sprint Corp.,

7.88%, 9/15/23	2,860	3,285

7.13%, 6/15/24	1,705	1,962

T-Mobile U.S.A., Inc.,

3.50%, 4/15/25 (2)	2,095	2,299

2.55%, 2/15/31 (2)	1,250	1,293

2/15/51 (2) (5)	1,285	1,273

Verizon Communications, Inc.,

4.40%, 11/1/34	2,400	2,992

5.01%, 8/21/54	755	1,095

		23,627

Wireline Telecommunications Services – 0.2%

Level 3 Financing, Inc.,

4.63%, 9/15/27(2)	1,850	1,901
Total Corporate Bonds
(Cost $321,556)		334,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 8.1%

Banks – 1.9%

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	$2,200	$2,280

BPCE S.A.,

3.50%, 10/23/27 (2)	1,575	1,731

Deutsche Bank A.G.,

3.30%, 11/16/22	1,465	1,515

(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (1)	1,818	1,831

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (1)	2,005	2,017

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (1)	800	829

National Australia Bank Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	2,040	2,268

Nationwide Building Society,

1.00%, 8/28/25 (2)	2,200	2,177

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (1)	2,130	2,207

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	1,070	1,207

		18,062

Biotechnology – 0.2%

Royalty Pharma PLC,

1.75%, 9/2/27 (2)	845	847

3.30%, 9/2/40 (2)	845	838

		1,685

Cable & Satellite – 0.8%

Altice Financing S.A.,

7.50%, 5/15/26 (2)	3,550	3,758

LCPR Senior Secured Financing DAC,

6.75%, 10/15/27 (2)	600	627

UPC Holding B.V.,

5.50%, 1/15/28 (2)	2,625	2,707

		7,092

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   33   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Commercial Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

4.63%, 10/15/27	$2,260	$2,189

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (2)	1,220	1,088

		3,277

Design, Manufacturing & Distribution – 0.2%

Flex Ltd.,

4.75%, 6/15/25	1,625	1,828

Diversified Banks – 0.9%

BNP Paribas S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (3)	2,265	2,172

(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	1,270	1,362

Credit Agricole S.A.,

3.25%, 1/14/30 (2)	1,000	1,074

Deutsche Bank A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (1) (3)	1,800	1,552

Societe Generale S.A.,

2.63%, 10/16/24 (2)	1,825	1,891

		8,051

Electrical Equipment Manufacturing – 0.4%

Johnson Controls International PLC,

4.63%, 7/2/44	1,670	2,088

5.13%, 9/14/45	115	152

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,

1.75%, 9/15/30	1,125	1,132

		3,372

Financial Services – 0.5%

Credit Suisse Group A.G.,

(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	2,340	2,410

(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	2,115	2,442

		4,852

Food & Beverage – 0.4%

Coca-Cola Femsa S.A.B. de C.V.,

1.85%, 9/1/32	845	847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Food & Beverage – 0.4% continued

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

5.50%, 1/15/30 (2)	$1,575	$1,714

MARB BondCo PLC,

6.88%, 1/19/25 (2)	1,040	1,077

		3,638

Integrated Oils – 0.1%

Cenovus Energy, Inc.,

6.75%, 11/15/39	765	769

Internet Media – 0.1%

Tencent Holdings Ltd.,

2.99%, 1/19/23(2)	925	965

Metals & Mining – 0.5%

Anglo American Capital PLC,

3.75%, 4/10/22 (2)	1,985	2,056

New Gold, Inc.,

6.38%, 5/15/25 (2)	1,115	1,151

Teck Resources Ltd.,

6.25%, 7/15/41	1,620	1,873

		5,080

Oil & Gas Services & Equipment – 0.0%

Noble Holding International Ltd.,

7.88%, 2/1/26(2) (4) (6)	1,360	328

Pharmaceuticals – 0.5%

Bausch Health Cos., Inc.,

6.13%, 4/15/25 (2)	1,530	1,566

GlaxoSmithKline Capital PLC,

3.00%, 6/1/24	830	898

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	440	489

Takeda Pharmaceutical Co. Ltd.,

3.18%, 7/9/50	2,060	2,093

		5,046

Pipeline – 0.1%

TransCanada PipeLines Ltd.,

(Variable, ICE LIBOR USD 3M + 2.21%), 2.49%, 5/15/67(7)	1,236	864

Refining & Marketing – 0.3%

Parkland Corp.,

6.00%, 4/1/26(2)	2,535	2,655

See Notes to the Financial Statements.

FIXED INCOME FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.1% continued

Semiconductors – 0.3%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

2.70%, 5/1/25 (2)	$410	$434

3.40%, 5/1/30 (2)	2,025	2,217
		2,651

Waste & Environment Services & Equipment – 0.1%

Waste Connections, Inc.,

3.05%, 4/1/50	705	737

Wireless Telecommunications Services – 0.3%

Altice France S.A.,

7.38%, 5/1/26 (2)	1,000	1,048

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (2)	1,685	1,690
		2,738

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC,

5.13%, 12/4/28	1,575	1,898
Total Foreign Issuer Bonds
(Cost $74,516)		75,588

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.2%

Oil, Gas & Coal – 0.2%

Denbury, Inc.*	48,395	$852

Whiting Petroleum Corp.*	37,358	646

		1,498
Total Common Stocks
(Cost $3,819)		1,498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 25.0% (8)

Fannie Mae – 15.9%

Pool #256883,

6.00%, 9/1/37	$8	$9

Pool #535714,

7.50%, 1/1/31	14	16

Pool #545003,

8.00%, 5/1/31	1	1

Pool #545437,

7.00%, 2/1/32	31	37

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.0% (8) continued

Fannie Mae – 15.9% continued

Pool #545556,

7.00%, 4/1/32	$19	$22

Pool #555189,

7.00%, 12/1/32	113	132

Pool #581806,

7.00%, 7/1/31	43	50

Pool #585617,

7.00%, 5/1/31(9)	—	—

Pool #725228,

6.00%, 3/1/34	92	111

Pool #AB9546,

3.50%, 6/1/28	128	139

Pool #AL3063,

3.50%, 1/1/28	475	511

Pool #AL5119,

4.00%, 4/1/34	1,563	1,736

Pool #AL8352,

3.00%, 10/1/44	4,684	4,990

Pool #AO2961,

4.00%, 5/1/42	338	374

Pool #AQ9360,

2.50%, 1/1/28	133	141

Pool #AS1991,

3.50%, 3/1/29	620	671

Pool #AS3655,

4.50%, 10/1/44	1,263	1,389

Pool #AS6520,

3.50%, 1/1/46	2,936	3,123

Pool #AS7088,

2.50%, 5/1/31	2,640	2,763

Pool #AS7568,

4.50%, 7/1/46	1,869	2,046

Pool #AS7694,

2.50%, 8/1/31	6,808	7,294

Pool #AS8699,

4.00%, 1/1/47	2,942	3,163

Pool #AS8984,

4.50%, 3/1/47	1,819	1,984

Pool #BH4092,

4.50%, 10/1/47	2,229	2,428

Pool #BH6175,

3.50%, 7/1/47	1,157	1,225

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   35   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.0% (8) continued

Fannie Mae – 15.9% continued

Pool #BJ0686,

4.00%, 4/1/48	$2,063	$2,204

Pool #BJ3524,

4.00%, 11/1/47	3,196	3,426

Pool #BK4740,

4.00%, 8/1/48	5,002	5,336

Pool #BM1948,

6.00%, 7/1/41	275	333

Pool #BM3428,

3.50%, 1/1/33	1,820	1,950

Pool #BM4413,

4.50%, 12/1/47	2,990	3,249

Pool #BM5168,

2.50%, 6/1/46	963	1,025

Pool #BM5969,

3.00%, 11/1/46	7,470	7,958

Pool #BM5984,

5.00%, 5/1/49	391	429

Pool #BM5996,

5.00%, 12/1/48	281	308

Pool #BP6499,

3.00%, 7/1/50	3,096	3,247

Pool #BP6675,

9/1/40(5)	2,562	2,689

Pool #CA6422,

3.00%, 7/1/50	3,443	3,611

Pool #FM0057,

2.50%, 5/1/32	6,081	6,492

Pool #FM1303,

3.00%, 1/1/48	3,612	3,897

Pool #FM1438,

3.00%, 8/1/38	1,032	1,086

Pool #FM1472,

3.50%, 3/1/34	145	153

Pool #FM1572,

3.00%, 9/1/48	1,452	1,528

Pool #FM2076,

3.00%, 3/1/45	3,588	3,846

Pool #FM2483,

3.50%, 2/1/33	2,462	2,637

Pool #FM3173,

3.50%, 7/1/47	3,541	3,836

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.0% (8) continued

Fannie Mae – 15.9% continued

Pool #FM3201,

3.50%, 4/1/34	$1,983	$2,109

Pool #FM3308,

3.00%, 4/1/32	1,905	2,001

Pool #FM3523,

3.00%, 11/1/34	3,727	3,953

Pool #FM3727,

3.00%, 7/1/50	3,122	3,274

Pool #FM4172,

3.50%, 12/1/36	7,334	7,882

Pool #MA0878,

4.00%, 10/1/31	816	890

Pool #MA2522,

3.50%, 2/1/46	3,688	3,934

Pool #MA2642,

3.50%, 6/1/46	4,119	4,387

Pool #MA2864,

3.50%, 1/1/47	2,251	2,400

Pool #MA3004,

4.00%, 5/1/37	868	939

Pool #MA3088,

4.00%, 8/1/47	2,143	2,292

Pool #MA3183,

4.00%, 11/1/47	5,331	5,724

Pool #MA3184,

4.50%, 11/1/47	3,896	4,241

Pool #MA3211,

4.00%, 12/1/47	5,535	5,931

Pool #MA3448,

5.00%, 8/1/48	1,722	1,888

Pool #MA4186,

10/1/35(5)	1,075	1,130

Pool TBA,

10/1/50(5)	2,250	2,326

		148,896

Freddie Mac – 3.5%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	1,790	1,987

Pool #1B3575,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.39% Cap), 2.46%, 9/1/37(7)	54	54

See Notes to the Financial Statements.

FIXED INCOME FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (8) continued

Freddie Mac – 3.5% continued

Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.21%, 11/1/37(7)	$108	$109

Pool #RA2484,
3.00%, 6/1/50	5,181	5,449

Pool #RD5026,
3.00%, 4/1/30	1,030	1,085

Pool #SB0084,
3.00%, 2/1/32	1,819	1,943

Pool #SB0216,
3.00%, 12/1/32	1,166	1,226

Pool #SB0328,
3.00%, 6/1/34	2,956	3,104

Pool #SB0329,
3.00%, 9/1/32	4,030	4,262

Pool #SD0033,
3.00%, 12/1/47	1,298	1,401

Pool #ZK7457,
3.50%, 2/1/29	3,758	4,061

Pool #ZS4687,
2.50%, 11/1/46	1,099	1,171

Pool #ZT0714,
5.00%, 10/1/48	1,805	1,980

Pool #ZT1333,
2.50%, 10/1/31	4,279	4,573
		32,405

Freddie Mac Gold – 2.6%

Pool #A87842,
4.50%, 8/1/39	436	490

Pool #C00910,
7.50%, 1/1/30	107	126

Pool #G05935,
6.00%, 3/1/36	155	184

Pool #G07068,
5.00%, 7/1/41	548	630

Pool #G08731,
2.50%, 11/1/46	2,344	2,497

Pool #G15612,
3.50%, 12/1/29	145	153

Pool #G16396,
3.50%, 2/1/33	2,178	2,314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (8) continued

Freddie Mac Gold – 2.6% continued

Pool #G18643,
2.50%, 5/1/32	$183	$192

Pool #G60948,
3.00%, 1/1/47	526	567

Pool #G61670,
3.00%, 5/1/47	6,839	7,332

Pool #G61723,
3.50%, 1/1/43	154	173

Pool #Q15842,
3.00%, 2/1/43	2,459	2,639

Pool #Q42460,
4.00%, 6/1/46	551	597

Pool #Q44452,
3.00%, 11/1/46	5,392	5,665

Pool #Q63667,
4.50%, 5/1/49	855	925
		24,484

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	2,323	2,420

Government National Mortgage Association I – 0.3%

Pool #757013,
3.50%, 12/15/40	2,594	2,762

Government National Mortgage Association II – 2.5%

Pool #784801,
3.50%, 6/20/47	1,423	1,534

Pool #784832,
2.50%, 10/20/45	11,585	12,249

Pool #MA0782,
3.00%, 2/20/43	5,343	5,636

Pool #MA0850,
2.50%, 3/20/43	1,752	1,851

Pool #MA4008,
5.50%, 10/20/46	155	183

Pool #MA6870,
5.00%, 9/20/50	1,413	1,564
		23,017
Total U.S. Government Agencies
(Cost $228,984)		233,984

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   37   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 23.8%

U.S. Treasury Bonds – 4.8%

1.13%, 8/15/40	$23,467	$23,075
1.25%, 5/15/50	22,819	21,692

		44,767

U.S. Treasury Notes – 19.0%

0.13%, 8/31/22	79,779	79,776
0.13%, 8/15/23	59,294	59,247
0.25%, 8/31/25	38,666	38,636

		177,659
Total U.S. Government Obligations
(Cost $222,674)		222,426

MUNICIPAL BONDS – 0.9%

California – 0.4%

University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,
3.26%, 5/15/60	1,610	1,756
3.71%, 5/15/20(10)	1,610	1,707

		3,463

New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds, 4.13%, 6/15/42	1,610	1,535

New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M, 3.50%, 1/1/42	1,585	1,653

Texas – 0.1%
Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project, 3.92%, 12/31/49	1,200	1,358
Total Municipal Bonds
(Cost $7,615)		8,009

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	30,054,197	$30,054
Total Investment Companies
(Cost $30,054)		30,054

Total Investments – 100.6%
(Cost $920,965)		940,091
Liabilities less Other Assets – (0.6%)		(5,969)
NET ASSETS – 100.0%		$934,122

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(6)

Restricted security that has been deemed illiquid. At September 30, 2020, the value of this restricted illiquid security amounted to approximately $328,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18	$1,360

(7)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	Century bond maturing in 2120.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

See Notes to the Financial Statements.

FIXED INCOME FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$33,732	$—	$33,732
Corporate Bonds(1)	—	334,800	—	334,800
Foreign Issuer Bonds(1)	—	75,588	—	75,588
Common Stocks(1)	1,498	—	—	1,498
U.S. Government Agencies(1)	—	233,984	—	233,984
U.S. Government Obligations(1)	—	222,426	—	222,426
Municipal Bonds(1)	—	8,009	—	8,009
Investment Companies	30,054	—	—	30,054
Total Investments	$31,552	$908,539	$—	$940,091

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   39   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 76.5%

Advertising & Marketing – 0.3%

Terrier Media Buyer, Inc.,
8.88%, 12/15/27(1)	$11,350	$11,435

Aerospace & Defense – 1.3%

Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	6,216

SSL Robotics LLC,
9.75%, 12/31/23 (1)	11,900	13,107

TransDigm, Inc.,
5.50%, 11/15/27	9,225	8,866

Triumph Group, Inc.,
8.88%, 6/1/24 (1)	4,125	4,393
7.75%, 8/15/25	16,750	10,741
		43,323

Airlines – 0.6%

American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	6,600	3,346

Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,950	8,729

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27 (1)	8,350	8,695
		20,770

Auto Parts Manufacturing – 0.6%

American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	3,150	3,055

Dana, Inc.,
5.63%, 6/15/28	8,750	9,040

Meritor, Inc.,
6.25%, 6/1/25 (1)	8,950	9,353
		21,448

Automobiles Manufacturing – 2.5%

Ford Motor Co.,
8.50%, 4/21/23	6,600	7,194
9.00%, 4/22/25	6,575	7,538
9.63%, 4/22/30	1,825	2,357

Ford Motor Credit Co. LLC,
3.81%, 10/12/21	2,750	2,757
4.25%, 9/20/22	2,775	2,799
5.58%, 3/18/24	4,628	4,814
3.66%, 9/8/24	4,275	4,183
4.06%, 11/1/24	3,800	3,795
5.13%, 6/16/25	2,000	2,063

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Automobiles Manufacturing – 2.5% continued
4.13%, 8/4/25	$8,200	$8,121
4.39%, 1/8/26	8,725	8,625
4.13%, 8/17/27	13,000	12,643
5.11%, 5/3/29	5,318	5,451

General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	11,409
		83,749

Cable & Satellite – 4.0%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (1)	32,387	34,006

CSC Holdings LLC,
6.50%, 2/1/29 (1)	18,600	20,623
5.75%, 1/15/30 (1)	8,425	8,952
4.63%, 12/1/30 (1)	9,800	9,874

DISH DBS Corp.,
7.75%, 7/1/26	22,917	25,194

GCI LLC, 10/15/28 (1) (4)	12,000	12,150

Hughes Satellite Systems Corp., 6.63%, 8/1/26	9,030	9,772

Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27 (1)	7,350	7,552

Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	4,000	3,999
6.50%, 9/15/28 (1)	4,000	4,099

		136,221

Casinos & Gaming – 2.5%

Boyd Gaming Corp.,
4.75%, 12/1/27	11,350	11,137

Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	5,100	5,331
8.13%, 7/1/27 (1)	5,975	6,334

Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	6,250	6,445
5.25%, 10/15/25 (1)	12,975	12,553

MGM Resorts International,
6.00%, 3/15/23	6,661	6,910

See Notes to the Financial Statements.

FIXED INCOME FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 76.5% continued

Casinos & Gaming – 2.5% continued

Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	$15,060	$15,724

Station Casinos LLC,
4.50%, 2/15/28 (1)	12,125	11,155

Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27 (1)	8,025	7,984
		83,573

Chemicals – 1.2%

CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23 (1)	15,110	13,977

Element Solutions, Inc.,
3.88%, 9/1/28 (1)	6,600	6,476

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	5,650	6,074

Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	8,250	8,467

WR Grace & Co.-Conn,
4.88%, 6/15/27 (1)	4,325	4,466
		39,460

Coal Operations – 0.4%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	18,092	12,845

Commercial Finance – 0.7%

Fortress Transportation and Infrastructure Investors LLC,
6.75%, 3/15/22 (1)	6,961	6,857
9.75%, 8/1/27 (1)	9,375	10,037

Voyager Aviation Holdings LLC/Voyager Finance Co.,
8.50%, 8/15/21 (1)	17,225	8,569
		25,463

Communications Equipment – 1.1%
Avaya, Inc.,
6.13%, 9/15/28 (1)	5,475	5,583
CommScope, Inc.,
6.00%, 3/1/26 (1)	10,500	10,946
7.13%, 7/1/28 (1)	5,750	5,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 76.5% continued

Communications Equipment – 1.1% continued

ViaSat, Inc.,
5.63%, 4/15/27 (1)	$6,575	$6,764
6.50%, 7/15/28 (1)	7,775	7,786
		36,987

Construction Materials Manufacturing – 0.6%

Forterra Finance LLC/FRTA Finance Corp.,
6.50%, 7/15/25 (1)	4,775	5,045

Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,825	5,749

Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	8,683	9,248
		20,042

Consumer Finance – 3.3%

Credit Acceptance Corp.,
6.63%, 3/15/26	12,213	12,610

Curo Group Holdings Corp.,
8.25%, 9/1/25 (1)	15,240	12,763

Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	8,402

Enova International, Inc.,
8.50%, 9/15/25 (1)	10,800	10,206

FirstCash, Inc.,
4.63%, 9/1/28 (1)	8,400	8,558

Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	8,848	8,826

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	10,100	8,737

Navient Corp.,
5.00%, 3/15/27	13,100	12,301

OneMain Finance Corp.,
6.88%, 3/15/25	4,175	4,633
5.38%, 11/15/29	12,225	12,714

PennyMac Financial Services, Inc.,
5.38%, 10/15/25 (1)	6,175	6,252

Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	5,028
		111,030

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   41   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Consumer Products – 0.4%

Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	$3,800	$3,998

Energizer Holdings, Inc.,
7.75%, 1/15/27 (1)	6,300	6,883
4.38%, 3/31/29 (1)	3,500	3,535

		14,416

Consumer Services – 1.1%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	10,275	10,943

APX Group, Inc.,
6.75%, 2/15/27 (1)	9,335	9,685

Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	16,375	16,580

		37,208

Containers & Packaging – 1.0%

Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	5,924	6,028

Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	9,100	9,475

Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	11,642	10,958

Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,912

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
10/15/27 (1) (4)	3,925	3,954

		35,327

Department Stores – 0.3%

Macy’s, Inc.,
8.38%, 6/15/25(1)	10,225	10,572

Electrical Equipment Manufacturing – 0.6%

Sensata Technologies, Inc.,
3.75%, 2/15/31 (1)	4,150	4,124

Vertical U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	5,600	5,820

WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	5,475	5,964
7.25%, 6/15/28 (1)	4,100	4,492

		20,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Entertainment Content – 0.9%

Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	$12,435	$12,000

Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	10,775	7,623
6.63%, 8/15/27 (1)	18,925	9,853

		29,476

Entertainment Resources – 0.4%

Powdr Corp.,
6.00%, 8/1/25(1)	14,400	14,724

Exploration & Production – 6.1%

Apache Corp.,
4.88%, 11/15/27	5,700	5,387
4.38%, 10/15/28	8,000	7,320
4.25%, 1/15/30	4,000	3,604

Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	17,600	13,684

Chesapeake Energy Corp.,
11.50%, 1/1/25 (1) (5)	9,100	1,229

Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	4,000	4,110

Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	17,900	13,425

EQT Corp.,
8.75%, 2/1/30	12,505	14,756

Gulfport Energy Corp.,
6.38%, 1/15/26	20,690	12,724

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	8,742	7,955

Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	9,595	9,339

Laredo Petroleum, Inc.,
9.50%, 1/15/25	17,240	10,274

Occidental Petroleum Corp.,
3.13%, 2/15/22	4,100	3,875
2.70%, 8/15/22	7,600	7,101
2.70%, 2/15/23	9,568	8,755
6.95%, 7/1/24	6,625	6,412
2.90%, 8/15/24	7,177	6,089
3.50%, 6/15/25	1,628	1,351

See Notes to the Financial Statements.

FIXED INCOME FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Exploration & Production – 6.1% continued
8.00%, 7/15/25	$3,950	$3,975
5.55%, 3/15/26	12,050	10,916
3.40%, 4/15/26	10,420	8,310
3.50%, 8/15/29	14,375	11,014
6.63%, 9/1/30	11,375	10,493

SM Energy Co.,
5.63%, 6/1/25	12,210	5,494

Southwestern Energy Co.,
6.45%, 1/23/25	12,663	12,267

WPX Energy, Inc.,
4.50%, 1/15/30	8,775	8,627

		208,486

Financial Services – 1.1%

Advisor Group Holdings, Inc.,
10.80%, 8/1/27 (1)	9,875	10,122

Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	7,875	8,027

NFP Corp.,
6.88%, 8/15/28 (1)	10,110	10,235

PRA Group, Inc.,
7.38%, 9/1/25 (1)	8,325	8,682

		37,066

Food & Beverage – 2.6%

Dole Food Co., Inc.,
7.25%, 6/15/25 (1)	10,380	10,328

Kraft Heinz Foods Co.,
4.63%, 1/30/29	6,175	6,875
5.00%, 7/15/35	4,075	4,692
5.00%, 6/4/42	17,505	19,170
5.20%, 7/15/45	16,900	18,476
4.38%, 6/1/46	2,350	2,415

NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	10,525	11,141

Simmons Foods, Inc.,
5.75%, 11/1/24 (1)	14,790	14,805

		87,902

Forest & Paper Products Manufacturing – 0.3%

Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	10,050	10,603

Hardware – 1.3%

Everi Payments, Inc.,
7.50%, 12/15/25 (1)	13,927	13,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Hardware – 1.3% continued

NCR Corp.,
6.13%, 9/1/29 (1)	$17,490	$18,521
5.25%, 10/1/30 (1)	2,000	2,000

TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	9,605	9,797

		43,966

Health Care Facilities & Services – 4.1%

Acadia Healthcare Co., Inc.,
4/15/29 (1) (4)	1,775	1,799

AdaptHealth LLC,
6.13%, 8/1/28 (1)	4,025	4,167

AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	6,375	6,534

CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	22,410	21,682

DaVita, Inc.,
4.63%, 6/1/30 (1)	11,750	12,035

Encompass Health Corp.,
4.63%, 4/1/31	8,500	8,500

HCA, Inc.,
5.88%, 2/1/29	19,830	23,102

LifePoint Health, Inc.,
4.38%, 2/15/27 (1)	10,425	10,438

MEDNAX, Inc.,
6.25%, 1/15/27 (1)	9,315	9,664

Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	4,350	4,328
10.00%, 4/15/27 (1)	4,350	4,633

Tenet Healthcare Corp.,
4.88%, 1/1/26 (1)	11,525	11,734
6.13%, 10/1/28 (1)	16,525	16,071

West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	6,064	6,184

		140,871

Home & Office Products Manufacturing – 0.7%

CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	6,921

Newell Brands, Inc.,
5.88%, 4/1/36	13,750	15,749

		22,670

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   43   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Home Improvement – 0.9%

Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (1)	$5,843	$6,135

Griffon Corp.,
5.75%, 3/1/28	6,615	6,905

Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,025	5,452

PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	10,455	11,135

		29,627

Homebuilders – 1.2%

Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	9,600	9,720

Century Communities, Inc.,
5.88%, 7/15/25	8,540	8,877

Forestar Group, Inc.,
5.00%, 3/1/28 (1)	8,250	8,332

LGI Homes, Inc.,
6.88%, 7/15/26 (1)	9,548	9,978

Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,425	4,713

		41,620

Industrial Other – 0.5%

Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	15,175	8,043

Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24 (1)	8,918	9,341

		17,384

Internet Media – 1.3%

GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	7,850	8,144

Netflix, Inc.,
6.38%, 5/15/29	11,425	14,053

TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	10,235	10,670

Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	10,075	10,349

		43,216

Investment Companies – 0.5%

Icahn Enterprises L.P./Icahn Enterprises
Finance Corp.,
5.25%, 5/15/27	15,350	15,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Leisure Products Manufacturing – 0.2%

Mattel, Inc.,
5.88%, 12/15/27	$7,650	$8,233

Machinery Manufacturing – 0.2%

Amsted Industries, Inc.,
5.63%, 7/1/27(1)	6,850	7,287

Manufactured Goods – 0.4%

FXI Holdings, Inc.,
12.25%, 11/15/26(1)	11,625	12,410

Medical Equipment & Devices Manufacturing – 0.3%

Avantor Funding, Inc.,
4.63%, 7/15/28(1)	8,550	8,871

Metals & Mining – 2.4%

Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	6,213

Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	6,881

Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	5,325	5,944

Commercial Metals Co.,
5.75%, 4/15/26	15,048	15,650

Freeport-McMoRan, Inc.,
5.45%, 3/15/43	14,960	16,587

Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	5,900	6,210

Novelis Corp.,
4.75%, 1/30/30 (1)	11,150	10,952

United States Steel Corp.,
6.88%, 8/15/25	20,300	14,922

		83,359

Oil & Gas Services & Equipment – 0.6%

Oceaneering International, Inc.,
6.00%, 2/1/28	20,495	12,820

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	9,466	9,383

		22,203

Pharmaceuticals – 1.2%

Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	17,415	19,135

Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	10,450	11,090

See Notes to the Financial Statements.

FIXED INCOME FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Pharmaceuticals – 1.2% continued

JPR Royalty Sub LLC,
14.00%, 12/31/20 (1) (5) (6) (7)	$8,000	$—

Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	8,813	9,233

		39,458

Pipeline – 4.8%

American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21 (1)	12,623	12,528

Cheniere Energy, Inc.,
4.63%, 10/15/28 (1)	4,075	4,182

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	9,075	8,106

DCP Midstream Operating L.P.,
5.63%, 7/15/27	10,983	11,236

EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	19,300	7,720

EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	7,250	7,477

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	14,084	12,781

Global Partners L.P./GLP Finance Corp.,
7.00%, 8/1/27	6,135	6,252
1/15/29 (1) (4)	5,800	5,858

Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	4,090

Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	5,192

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,802	6,122

NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	11,882	7,916
7.50%, 4/15/26	6,625	4,157

NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	6,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Pipeline – 4.8% continued

PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	$13,866	$13,034

Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	7,676

Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	8,325	8,387

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	7,025	7,324

Western Midstream Operating L.P.,
4.10%, 2/1/25	6,150	5,858
4.65%, 7/1/26	5,800	5,641
4.75%, 8/15/28	4,665	4,485
5.05%, 2/1/30	2,385	2,321

		164,942

Power Generation – 1.2%

Calpine Corp.,
5.13%, 3/15/28	15,662	16,210
5.00%, 2/1/31 (1)	3,350	3,415

NRG Energy, Inc.,
5.75%, 1/15/28	8,470	9,137

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,125	3,242

Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	8,625	9,101

		41,105

Property & Casualty Insurance – 0.7%

Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	9,395	9,229

NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	6,300	6,733

USI, Inc.,
6.88%, 5/1/25 (1)	8,154	8,256

		24,218

Publishing & Broadcasting – 2.6%

Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	5,402	5,237

5.13%, 8/15/27 (1)	10,475	10,059

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   45   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Publishing & Broadcasting – 2.6% continued

Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	$8,785	$8,126

Entercom Media Corp.,
7.25%, 11/1/24 (1)	16,050	13,642

Gray Television, Inc.,
7.00%, 5/15/27 (1)	7,450	8,077

iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	5,500	5,362

Meredith Corp.,
6.88%, 2/1/26	13,025	10,876

Nexstar Broadcasting, Inc.,
5.63%, 7/15/27 (1)	8,850	9,296

Sirius XM Radio, Inc.,
5.50%, 7/1/29 (1)	6,450	6,918

TEGNA, Inc.,
5.00%, 9/15/29 (1)	10,250	10,122

		87,715

Real Estate – 1.4%

ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	10,625	10,426

HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,425	7,910

Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	5,500	5,497

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (1)	3,975	4,055

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	9,400	10,009

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	7,100	7,524

XHR L.P.,
6.38%, 8/15/25 (1)	4,025	4,015

		49,436

Real Estate Investment Trusts – 0.3%

iStar, Inc.,
4.75%, 10/1/24	10,150	9,820

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued

Refining & Marketing – 1.1%

CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	$7,850	$7,742

CVR Energy, Inc.,
5.75%, 2/15/28 (1)	15,540	13,209

PBF Holding Co LLC/PBF Finance Corp.,
6.00%, 2/15/28 (1)	12,125	8,137

Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	6,876	6,867

		35,955

Restaurants – 0.8%

Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	19,910	16,625

IRB Holding Corp.,
6.75%, 2/15/26 (1)	9,773	9,773

		26,398

Retail - Consumer Discretionary – 3.1%

Carvana Co.,
10/1/28 (1) (4)	6,250	6,172

Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,175	3,119

Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	13,225	13,010

L Brands, Inc.,
6.88%, 7/1/25 (1)	3,667	3,960
9.38%, 7/1/25 (1)	1,700	1,951
5.25%, 2/1/28	3,100	2,999
6.63%, 10/1/30 (1)	6,125	6,232

Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	10,950	11,306

Michaels Stores, Inc.,
4.75%, 10/1/27 (1)	2,950	2,924

Party City Holdings, Inc.,
6.63%, 8/1/26	18,785	5,636

Penske Automotive Group, Inc.,
3.50%, 9/1/25	6,100	6,075

PetSmart, Inc.,
7.13%, 3/15/23 (1)	14,825	14,955

Sonic Automotive, Inc.,
6.13%, 3/15/27	9,956	10,280

Staples, Inc.,
7.50%, 4/15/26 (1)	16,896	15,615

		104,234

See Notes to the Financial Statements.

FIXED INCOME FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 76.5% continued

Retail - Consumer Staples – 0.2%
U.S. Foods, Inc.,
6.25%, 4/15/25(1)	$7,050	$7,464

Software & Services – 2.7%

Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	11,225	11,866

Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	7,897

Logan Merger Sub, Inc.,
5.50%, 9/1/27 (1)	3,950	3,996

MPH Acquisition Holdings LLC,
7.13%, 6/1/24 (1)	9,331	9,586

Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	5,900	6,068

Refinitiv U.S. Holdings, Inc.,
8.25%, 11/15/26 (1)	12,125	13,277

Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	8,075	8,887
7.38%, 9/1/25 (1)	4,900	4,949

Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	10,014	10,465

Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23 (1)	5,380	5,383

Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	7,910	8,600

		90,974

Supermarkets & Pharmacies – 0.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 3/15/26(1)	10,100	11,080

Technology – 0.6%

Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	10,814	11,003
5.25%, 7/15/30 (1)	8,700	9,070

		20,073

Transportation & Logistics – 1.9%

Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	8,025	8,679

Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	12,275	12,396

Navistar International Corp.,
6.63%, 11/1/25 (1)	16,263	16,629

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 76.5% continued

Transportation & Logistics – 1.9% continued

Western Global Airlines LLC,
10.38%, 8/15/25 (1)	$15,675	$15,988

XPO Logistics, Inc.,
6.75%, 8/15/24 (1)	5,125	5,428
6.25%, 5/1/25 (1)	3,725	3,981

		63,101

Travel & Lodging – 0.6%

Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	2,700	2,820
5.75%, 5/1/28 (1)	8,400	8,851

Wyndham Destinations, Inc.,
6.63%, 7/31/26 (1)	7,475	7,831

		19,502

Utilities – 0.6%

PG&E Corp.,
5.00%, 7/1/28	4,350	4,219

Talen Energy Supply LLC,
6.63%, 1/15/28 (1)	15,875	15,379

		19,598

Waste & Environment Services & Equipment – 0.2%

Covanta Holding Corp.,
5.00%, 9/1/30	7,125	7,191

Wireless Telecommunications Services – 1.3%

Sprint Capital Corp.,
6.88%, 11/15/28	14,853	18,566
8.75%, 3/15/32	13,200	19,323

Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22 (1)	7,173	6,599

		44,488

Wireline Telecommunications Services – 2.4%

Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	9,875	10,020

CenturyLink, Inc.,
5.13%, 12/15/26 (1)	11,050	11,353
4.00%, 2/15/27 (1)	6,050	6,146

Cincinnati Bell, Inc.,
7.00%, 7/15/24 (1)	11,925	12,275

Consolidated Communications, Inc.,
10/1/28 (1) (4)	8,542	8,713

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   47   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 76.5% continued

Wireline Telecommunications Services – 2.4% continued

Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	$8,225	$8,451

Switch Ltd.,
3.75%, 9/15/28 (1)	4,550	4,595

Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	10,125	9,948

Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	10,825	11,174
		82,675
Total Corporate Bonds
(Cost $2,679,465)		2,599,662

FOREIGN ISSUER BONDS – 18.3%

Aerospace & Defense – 0.8%

Bombardier, Inc.,
7.50%, 12/1/24 (1)	17,257	13,244

TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,650	13,717

		26,961

Airlines – 0.3%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	8,350	8,670

Virgin Australia Holdings Ltd.,
7.88%, 10/15/21 (1)	25,450	2,290

		10,960

Auto Parts Manufacturing – 0.4%

Clarios Global L.P.,
6.75%, 5/15/25 (1)	2,100	2,210

IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (8)	9,400	9,917

		12,127

Banks – 0.1%

ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%),
6.50%, 4/16/25(2) (3)	3,546	3,752

Cable & Satellite – 1.7%

Altice Financing S.A.,
7.50%, 5/15/26 (1)	10,470	11,083
5.00%, 1/15/28 (1)	8,850	8,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 18.3% continued

Cable & Satellite – 1.7% continued

LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	$10,565	$11,040

Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28 (1)	5,150	5,427

UPC Holding B.V.,
5.50%, 1/15/28 (1)	9,000	9,281

Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	11,775	12,172
		57,599

Casinos & Gaming – 0.8%

International Game Technology PLC,
5.25%, 1/15/29 (1)	7,525	7,610

Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,325	9,671

Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	10,982	10,652
		27,933

Chemicals – 0.2%

Methanex Corp.,
5.13%, 10/15/27	5,625	5,597

Commercial Finance – 0.2%

AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	10,375	7,956

Consumer Finance – 0.4%

Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	14,122	14,475

Containers & Packaging – 0.3%

ARD Finance S.A.,

6.50%, (100% Cash), 6/30/27(1) (8)	11,175	11,117

Diversified Banks – 1.3%

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	12,575	13,392

BNP Paribas S.A.,

(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	6,450	7,184

Credit Agricole S.A.,

(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,711

See Notes to the Financial Statements.

FIXED INCOME FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 18.3% continued

Diversified Banks – 1.3% continued
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%),
7.50%, 7/17/23 (1) (2) (3)	$8,125	$8,574

Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	12,500	10,781

		45,642

Electrical Equipment Manufacturing – 0.2%

Vertical Holdco GmbH,
7.63%, 7/15/28(1)	6,625	7,002

Financial Services – 0.8%

Altice France Holding S.A.,
10.50%, 5/15/27 (1)	11,175	12,418

VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	14,425	13,534

		25,952

Food & Beverage – 0.7%

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	10,125	11,239
5.50%, 1/15/30 (1)	5,000	5,442

Sigma Holdco B.V.,
7.88%, 5/15/26	6,630	6,746

		23,427

Integrated Oils – 0.2%

Cenovus Energy, Inc.,
4.25%, 4/15/27	7,825	7,074

Machinery Manufacturing – 0.2%

Husky III Holding Ltd.,
13.00%, (100% Cash),
2/15/25(1) (8)	7,140	7,390

Metals & Mining – 1.4%

Alcoa Nederland Holding B.V.,
5.50%, 12/15/27 (1)	6,325	6,592

First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	7,975	7,965
6.50%, 3/1/24 (1)	7,750	7,430

New Gold, Inc.,
6.38%, 5/15/25 (1)	13,911	14,363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 18.3% continued

Metals & Mining – 1.4% continued

Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (5)	$14,891	$238

Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	9,266

		45,854

Oil & Gas Services & Equipment – 0.3%

Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	9,900	4,876

Noble Holding International Ltd.,
7.88%, 2/1/26 (1) (5) (6)	7,350	1,774

Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	5,595	5,003

		11,653

Pharmaceuticals – 1.7%

Bausch Health Cos., Inc.,
5.00%, 1/30/28 (1)	8,500	8,256
5.25%, 1/30/30 (1)	16,725	16,474

Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	8,277	8,650
6.00%, 6/30/28 (1)	11,705	8,603

Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	8,625	9,056
6.75%, 3/1/28	5,780	6,040

		57,079

Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	11,102	11,546

Property & Casualty Insurance – 0.3%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27(1)	9,375	9,469

Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	6,575	6,725

Refining & Marketing – 0.8%

eG Global Finance PLC,
6.75%, 2/7/25 (1)	10,660	10,913

Parkland Corp.,
6.00%, 4/1/26 (1)	13,758	14,412

		25,325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   49   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 18.3% continued

Restaurants – 0.3%

1011778 B.C. ULC/New Red Finance, Inc.,
10/15/30(1) (4)	$8,350	$8,414

Semiconductors – 0.3%

ams A.G.,
7.00%, 7/31/25(1)	10,350	10,955

Technology – 0.4%

Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	15,525	13,916

Travel & Lodging – 0.6%

Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	6,250	6,625

Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	3,865	4,474
5.88%, 9/15/27 (1)	11,176	8,689

		19,788

Trucking & Leasing – 0.4%

Fly Leasing Ltd.,
5.25%, 10/15/24	15,615	12,872

Wireless Telecommunications Services – 2.4%

Altice France S.A.,
7.38%, 5/1/26 (1)	24,012	25,162

C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	9,451	9,817

Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	12,275	12,314

Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (8)	10,431	7,993

Millicom International Cellular S.A.,
5.13%, 1/15/28 (1)	4,175	4,335

Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (1)	13,000	13,094

Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	10,200	10,378

		83,093

Wireline Telecommunications Services – 0.3%

Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	11,247
Total Foreign Issuer Bonds
(Cost $671,299)		622,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS – 1.4% (9)

Consumer Services – 0.2%

TruGreen L.P., Initial Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 3/19/26	$4,872	$4,819

Department Stores – 0.2%

J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/23/23(10)	24,577	7,568

Pharmaceuticals – 0.5%

Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.25%, 12/31/23	19,033	18,303

Retail - Consumer Discretionary – 0.5%

Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 5.75%, 9/25/24	16,216	16,043
Total Term Loans
(Cost $64,509)		46,733

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.4%

Oil, Gas & Coal – 0.4%

Denbury, Inc.*	574,466	$10,111
Whiting Petroleum Corp.*	319,081	5,517
		15,628
Total Common Stocks
(Cost $40,236)		15,628

PREFERRED STOCKS – 0.5%

Banks – 0.5%

GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 6.07%(9)	652,459	16,305
Total Preferred Stocks
(Cost $15,569)		16,305

See Notes to the Financial Statements.

FIXED INCOME FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	51,726,888	$51,727
Total Investment Companies
(Cost $51,727)		51,727

Total Investments – 98.6%
(Cost $3,522,805)		3,352,955

Other Assets less Liabilities – 1.4%		47,013
NET ASSETS – 100.0%		$3,399,968

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)

Restricted security that has been deemed illiquid. At September 30, 2020, the value of these restricted illiquid securities amounted to approximately $1,774,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 12/31/20	3/10/11	$8,000
Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18	7,350

(7)	Level 3 asset that is worthless, bankrupt or has been delisted.
(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$–	$2,599,662	$–	$2,599,662
Foreign Issuer Bonds(1)	–	622,900	–	622,900
Term Loans(1)	–	46,733	–	46,733
Common Stocks(1)	15,628	–	–	15,628
Preferred Stocks(1)	–	16,305	–	16,305
Investment Companies	51,727	–	–	51,727
Total Investments	$67,355	$3,285,600	$–	$3,352,955
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   51   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 17. 0%

Automobile – 2.7%
CarMax Auto Owner Trust, Series 2020-1, Class A3 1.89%, 12/16/24	$560	$575
Drive Auto Receivables Trust, Series 2020-1, Class A2 1.99%, 12/15/22	212	213
Enterprise Fleet Financing LLC, Series 2020-1, Class A3 1.86%, 12/22/25(1)	2,250	2,310

Ford Credit Auto Lease Trust, Series 2020-A, Class A3 1.85%, 3/15/23	1,200	1,219

GM Financial Automobile Leasing Trust, Series 2020-1, Class A3 1.67%, 12/20/22	490	497
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3 1.84%, 9/16/24	790	809
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3 1.95%, 7/17/23(1)	3,000	3,059
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A 0.62%, 5/15/23	1,500	1,502
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A 0.93%, 12/20/22	1,000	1,004

		11,188

Commercial Mortgage-Backed Securities – 6.8%
BANK, Series 2018-BN14, Class A2 4.13%, 9/15/60	3,880	4,204
Benchmark Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	2,355	2,464
Benchmark Mortgage Trust, Series 2018-B6, Class A2 4.20%, 10/10/51	3,710	3,981
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4 3.23%, 10/15/48	4,090	4,442
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4 4.26%, 10/15/46	575	621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.0% continued

Commercial Mortgage-Backed Securities – 6.8% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	$2,200	$2,284

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	4,970	5,146

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/45	4,960	5,103

		28,245

Credit Card – 4.8%

American Express Credit Account Master Trust, Series 2018-8, Class A 3.18%, 4/15/24	5,200	5,346

BA Credit Card Trust, Series 2019-A1, Class A1 1.74%, 1/15/25	880	905

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1 2.84%, 12/15/24	1,005	1,040

Discover Card Execution Note Trust, Series 2018-A5, Class A5 3.32%, 3/15/24	1,415	1,457

Discover Card Execution Note Trust, Series 2019-A1, Class A1 3.04%, 7/15/24	3,700	3,834

Golden Credit Card Trust, Series 2019-2A, Class A

(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.50%, 10/15/23(2)	1,000	1,002

Master Credit Card Trust II, Series 2020-1A, Class A 1.99%, 9/21/24(1)	2,200	2,282

Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	3,210	3,321

World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	1,000	1,028

		20,215

See Notes to the Financial Statements.

FIXED INCOME FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.0% continued

Other – 2.7%
CNH Equipment Trust, Series 2018-A, Class A3 3.12%, 7/17/23	$1,710	$1,738

CNH Equipment Trust, Series 2019-A, Class A3 3.01%, 4/15/24	2,900	2,976

CNH Equipment Trust, Series 2019-B, Class A3 2.52%, 8/15/24	2,540	2,600

John Deere Owner Trust, Series 2019-A, Class A3 2.91%, 7/17/23	2,175	2,224

Verizon Owner Trust, Series 2020-A, Class A1A 1.85%, 7/22/24	1,550	1,590

		11,128
Total Asset-Backed Securities
(Cost $68,799)		70,776

CORPORATE BONDS – 27.8%

Aerospace & Defense – 0.7%

Boeing (The) Co., 4.51%, 5/1/23	1,000	1,054

Spirit AeroSystems, Inc.,

(Floating, ICE LIBOR USD 3M + 0.80%), 1.05%, 6/15/21 (2)	1,830	1,731

		2,785

Airlines – 0.5%

American Airlines Group, Inc., 3.75%, 3/1/25 (1)	1,100	558

Delta Air Lines, Inc., 3.40%, 4/19/21	1,530	1,524

		2,082

Apparel & Textile Products – 0.3%
VF Corp., 2.05%, 4/23/22	1,000	1,025

Automobiles Manufacturing – 1.5%

American Honda Finance Corp., 0.88%, 7/7/23	1,790	1,805

BMW U.S. Capital LLC, 3.80%, 4/6/23 (1)	800	862

General Motors Co., 5.40%, 10/2/23	1,000	1,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Automobiles Manufacturing – 1.5% continued
Hyundai Capital America, 2.85%, 11/1/22 (1)	$530	$548

1.25%, 9/18/23 (1)	410	409

Toyota Motor Credit Corp., 1.15%, 5/26/22	1,000	1,013

Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (1)	630	665

		6,404

Banks – 0.9%

CIT Bank N.A.,

(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	447

Discover Bank, 3.20%, 8/9/21	805	821

Fifth Third Bancorp, 2.38%, 1/28/25	265	281

KeyBank N.A., 1.25%, 3/10/23	600	611

PNC Bank N.A.,

(Floating, ICE LIBOR USD 3M + 0.43%), 0.67%, 12/9/22 (2)	1,000	1,003

Synchrony Bank, 3.65%, 5/24/21	580	589

		3,752

Biotechnology – 0.2%
Gilead Sciences, Inc., 0.75%, 9/29/23	940	942

Chemicals – 0.9%

Albemarle Corp., (Floating, ICE LIBOR USD 3M + 1.05%), 1.33%, 11/15/22 (2)	350	349

DuPont de Nemours, Inc., 4.21%, 11/15/23	890	977

Eastman Chemical Co., 3.50%, 12/1/21	1,110	1,144

Mosaic (The) Co., 3.75%, 11/15/21	1,124	1,153

		3,623

Commercial Finance – 0.3%
Air Lease Corp., 3.50%, 1/15/22	986	1,012

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   53   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Consumer Finance – 1.9%
Ally Financial, Inc., 3.88%, 5/21/24	$1,000	$1,066

American Express Co., 2.50%, 7/30/24	1,000	1,064

Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%), 1.19%, 3/9/22 (2)	1,120	1,128

Fiserv, Inc., 2.75%, 7/1/24	260	278

Global Payments, Inc., 2.65%, 2/15/25	500	531

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27 (1)	1,100	951

PayPal Holdings, Inc., 1.35%, 6/1/23	1,050	1,073

2.40%, 10/1/24	660	699

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 3/1/29 (1)	1,000	991

Synchrony Financial, 2.85%, 7/25/22	230	237

		8,018

Containers & Packaging – 0.3%
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	1,180	1,277

Diversified Banks – 1.1%

Bank of America Corp.,

(Floating, ICE LIBOR USD 3M + 0.96%), 1.22%, 7/23/24 (2)	995	1,007

(Floating, ICE LIBOR USD 3M + 0.76%), 1.01%, 9/15/26 (2)	895	887

Citigroup, Inc., 2.70%, 3/30/21	725	734

(Floating, ICE LIBOR USD 3M + 0.69%), 0.93%, 10/27/22 (2)	1,010	1,015

JPMorgan Chase & Co.,

(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	1,035	1,075

		4,718

Electrical Equipment Manufacturing – 0.8%

Amphenol Corp., 2.05%, 3/1/25	780	818

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Electrical Equipment Manufacturing – 0.8% continued
Carrier Global Corp., 1.92%, 2/15/23 (1)	$200	$206

Keysight Technologies, Inc., 4.55%, 10/30/24	850	960

Otis Worldwide Corp., 2.06%, 4/5/25	500	526

Roper Technologies, Inc., 0.45%, 8/15/22	120	120

2.35%, 9/15/24	470	497

		3,127

Exploration & Production – 0.3%
EQT Corp., 7.88%, 2/1/25	1,100	1,219

Financial Services – 1.3%

Ameriprise Financial, Inc., 3.00%, 3/22/22	710	737

Ares Capital Corp., 4.20%, 6/10/24	950	990

Goldman Sachs Group (The), Inc.,

(Floating, ICE LIBOR USD 3M + 1.05%), 1.30%, 6/5/23 (2)	1,255	1,263

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	950	962

Intercontinental Exchange, Inc., 0.70%, 6/15/23	230	230

Morgan Stanley, 5.50%, 7/28/21	1,005	1,047

(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	244

		5,473

Food & Beverage – 0.6%

Cargill, Inc., 1.38%, 7/23/23 (1)	1,020	1,043

Hershey (The) Co., 0.90%, 6/1/25	590	593

Lamb Weston Holdings, Inc., 4.88%, 5/15/28 (1)	660	713

		2,349

Hardware – 0.5%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (1)	460	504

See Notes to the Financial Statements.

FIXED INCOME FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Hardware – 0.5% continued
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	$555	$593

4.45%, 10/2/23	1,000	1,099

		2,196

Health Care Facilities & Services – 0.6%

Cigna Corp., (Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 9/17/21 (2)	1,000	1,000

CVS Health Corp., 2.63%, 8/15/24	610	650

McKesson Corp., 3.65%, 11/30/20	690	694

		2,344

Homebuilders – 0.6%

D.R. Horton, Inc., 2.55%, 12/1/20	1,535	1,540

Forestar Group, Inc., 5.00%, 3/1/28 (1)	1,100	1,111

		2,651

Industrial Other – 0.2%
WW Grainger, Inc., 1.85%, 2/15/25	650	681

Integrated Oils – 0.6%

Chevron Corp., 1.14%, 5/11/23	160	163

Chevron U.S.A., Inc.,
(Floating, ICE LIBOR USD 3M + 0.20%), 0.46%, 8/11/23 (2)	1,350	1,350

Exxon Mobil Corp., 1.57%, 4/15/23	1,100	1,131

		2,644

Internet Media – 0.3%
Expedia Group, Inc., 3.60%, 12/15/23(1)	1,000	1,022

Life Insurance – 0.8%

MassMutual Global Funding II, 2.25%, 7/1/22 (1)	1,880	1,944

Metropolitan Life Global Funding I, 0.90%, 6/8/23 (1)	340	343

Principal Life Global Funding II, 2.25%, 11/21/24 (1)	930	985

		3,272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Machinery Manufacturing – 0.5%
CNH Industrial Capital LLC, 1.95%, 7/2/23	$210	$214

4.20%, 1/15/24	730	784

Parker-Hannifin Corp., 2.70%, 6/14/24	900	964

		1,962

Managed Care – 0.6%

Anthem, Inc., 2.38%, 1/15/25	1,180	1,255

UnitedHealth Group, Inc., 2.38%, 8/15/24	1,170	1,246

		2,501

Medical Equipment & Devices Manufacturing – 0.1%
Alcon Finance Corp., 2.75%, 9/23/26(1)	400	435

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	430	450

Pharmaceuticals – 0.7%

GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	1,300	1,400

Horizon Therapeutics U.S.A., Inc., 5.50%, 8/1/27 (1)	1,000	1,061

Upjohn, Inc., 1.13%, 6/22/22 (1)	600	604

		3,065

Pipeline – 0.4%

Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	690	721

ONEOK, Inc., 2.20%, 9/15/25	500	493

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (4)	525	333

		1,547

Power Generation – 0.4%

Calpine Corp., 4.50%, 2/15/28 (1)	900	922

NRG Energy, Inc., 3.75%, 6/15/24 (1)	300	320

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   55   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Power Generation – 0.4% continued

Terraform Global Operating LLC, 6.13%, 3/1/26 (1)	$395	$402
		1,644

Publishing & Broadcasting – 0.1%
Entercom Media Corp., 7.25%, 11/1/24(1)	695	591

Real Estate – 3.2%

American Campus Communities Operating Partnership L.P., 3.75%, 4/15/23	1,210	1,273

American Tower Corp., 2.40%, 3/15/25	945	999

1.30%, 9/15/25	940	950

Corporate Office Properties L.P., 2.25%, 3/15/26	400	405

Crown Castle International Corp., 3.15%, 7/15/23	2,075	2,207

1.35%, 7/15/25	400	404

Equinix, Inc., 2.63%, 11/18/24	975	1,037

ESH Hospitality, Inc., 4.63%, 10/1/27 (1)	1,130	1,109

Healthpeak Properties, Inc., 3.25%, 7/15/26	1,150	1,284

Iron Mountain, Inc., 4.88%, 9/15/27 (1)	480	489

iStar, Inc., 4.75%, 10/1/24	540	522

MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 8/1/29	1,100	1,144

Simon Property Group L.P., 2.00%, 9/13/24	870	897

Welltower, Inc., 3.63%, 3/15/24	650	703

		13,423

Refining & Marketing – 1.7%

CVR Energy, Inc., 5.25%, 2/15/25 (1)	1,100	957

Marathon Petroleum Corp., 5.13%, 3/1/21	500	509

Phillips 66, 3.70%, 4/6/23	300	321

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Refining & Marketing – 1.7% continued

3.85%, 4/9/25	$1,900	$2,110

Valero Energy Corp., 2.70%, 4/15/23	390	404

1.20%, 3/15/24	2,890	2,878

		7,179

Restaurants – 0.1%
Starbucks Corp., 1.30%, 5/7/22	360	365

Retail - Consumer Discretionary – 0.3%
eBay, Inc., 1.90%, 3/11/25	1,300	1,355

Retail - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,310	1,316

Software & Services – 0.8%

Intuit, Inc., 0.65%, 7/15/23	1,110	1,115

PTC, Inc., 4.00%, 2/15/28 (1)	1,190	1,223

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	1,035	1,082

		3,420

Supermarkets & Pharmacies – 0.4%
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	1,600	1,641

Transportation & Logistics – 0.8%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28 (1)	1,200	1,212

PACCAR Financial Corp., 0.80%, 6/8/23	120	121

0.35%, 8/11/23	590	589

Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.65%, 7/29/21 (1)	1,250	1,279

		3,201

Utilities – 1.2%

Ameren Corp., 2.50%, 9/15/24	420	445

American Electric Power Co., Inc., 3.65%, 12/1/21	665	688

CenterPoint Energy, Inc., 3.60%, 11/1/21	995	1,028

See Notes to the Financial Statements.

FIXED INCOME FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.8% continued

Utilities – 1.2% continued

Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.78%, 9/15/23 (2)	$400	$401

DTE Energy Co., 1.05%, 6/1/25	1,660	1,659

Xcel Energy, Inc., 0.50%, 10/15/23	860	859

		5,080

Waste & Environment Services & Equipment – 0.3%

Republic Services, Inc., 2.50%, 8/15/24	570	607

Stericycle, Inc., 5.38%, 7/15/24 (1)	630	654

		1,261

Wireless Telecommunications Services – 0.3%

T-Mobile U.S.A., Inc., 3.50%, 4/15/25(1)	1,100	1,207

Wireline Telecommunications Services – 0.3%

Level 3 Financing, Inc., 4.63%, 9/15/27(1)	1,100	1,130
Total Corporate Bonds
(Cost $113,640)		115,389

FOREIGN ISSUER BONDS – 14.8%

Automobiles Manufacturing – 0.2%
Nissan Motor Co. Ltd., 3.04%, 9/15/23(1)	1,000	1,014

Banks – 5.1%

Bank of New Zealand, 2.00%, 2/21/25 (1)	1,170	1,225

Banque Federative du Credit Mutuel S.A., 2.13%, 11/21/22 (1)	600	619

Barclays Bank PLC, 1.70%, 5/12/22	580	590

Canadian Imperial Bank of Commerce,

(Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (3)	1,000	1,037

Cooperatieve Rabobank UA,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued

Banks – 5.1% continued

Credit Suisse A.G., 2.80%, 4/8/22	$300	$311

Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (1)	1,500	1,566

Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,150

Macquarie Bank Ltd., 2.30%, 1/22/25 (1)	1,000	1,059

National Bank of Canada, 2.10%, 2/1/23	1,400	1,447

Nordea Bank Abp, 1.00%, 6/9/23 (1)	250	253

0.75%, 8/28/25 (1)	2,600	2,586

Skandinaviska Enskilda Banken AB, 3.05%, 3/25/22 (1)	1,050	1,090

2.20%, 12/12/22 (1)	200	207

Svenska Handelsbanken AB, 0.63%, 6/30/23 (1)	600	602

Swedbank AB, 1.30%, 6/2/23 (1)	500	510

0.60%, 9/25/23 (1)	800	798

Toronto-Dominion Bank (The), 0.75%, 6/12/23	800	805

0.45%, 9/11/23	2,000	1,996

Westpac Banking Corp., 2.35%, 2/19/25	1,170	1,249

		21,074

Central Bank – 0.1%

Bank of England Euro Note, 0.50%, 4/28/23(1)	600	603

Commercial Finance – 0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24	1,050	1,040

Avolon Holdings Funding Ltd., 2.88%, 2/15/25 (1)	1,000	916

Fly Leasing Ltd., 5.25%, 10/15/24	370	305

		2,261

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   57   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued

Containers & Packaging – 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 8/15/27(1)	$1,000	$1,019

Diversified Banks – 2.3%

Bank of Nova Scotia (The), 1.63%, 5/1/23	1,000	1,026

BNP Paribas S.A.,

(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,170

Credit Agricole S.A.,

(Floating, ICE LIBOR USD 3M + 1.02%), 1.28%, 4/24/23 (1) (2)	1,045	1,053

HSBC Holdings PLC,

(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (3)	1,000	1,034

Mitsubishi UFJ Financial Group, Inc., 2.80%, 7/18/24	1,000	1,068

Mizuho Financial Group, Inc.,

(Floating, ICE LIBOR USD 3M + 0.61%), 0.86%, 9/8/24 (2)	1,500	1,496

Royal Bank of Canada, 1.95%, 1/17/23	700	724

1.15%, 6/10/25	600	608

Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,200	1,268

		9,447

Exploration & Production – 0.4%

Sinopec Group Overseas Development 2018 Ltd., 2.50%, 11/12/24(1)	1,495	1,564

Financial Services – 0.9%

Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23 (1)	1,500	1,502

UBS Group A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	2,150	2,155

		3,657

Food & Beverage – 0.6%

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 5.50%, 1/15/30 (1)	725	789

MARB BondCo PLC, 6.88%, 1/19/25 (1)	440	455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued

Food & Beverage – 0.6% continued

Mondelez International Holdings Netherlands B.V., 2.13%, 9/19/22 (1)	$920	$949

Pernod Ricard S.A., 5.75%, 4/7/21 (1)	312	321

		2,514

Government Agencies – 0.3%

Kommunalbanken AS, 2.00%, 6/19/24 (1)	300	318

0.38%, 9/11/25 (1)	1,100	1,095

		1,413

Government Development Banks – 0.3%

BNG Bank N.V., 0.75%, 4/17/23 (1)	600	607

Japan Bank for International Cooperation, 1.63%, 10/17/22	800	820

		1,427

Government Local – 0.3%

Japan Finance Organization for Municipalities, 1.75%, 9/5/24(1)	1,020	1,064

Government Regional – 0.1%

Kommuninvest I Sverige AB, 0.50%, 2/2/22(1)	400	401

Medical Equipment & Devices Manufacturing – 0.2%

DH Europe Finance II S.a.r.l., 2.20%, 11/15/24	840	888

Pharmaceuticals – 1.9%

AstraZeneca PLC, 0.70%, 4/8/26	4,470	4,413

Bausch Health Cos., Inc., 6.13%, 4/15/25 (1)	1,035	1,060

GlaxoSmithKline Capital PLC, 0.53%, 10/1/23	270	270

Mylan N.V., 3.15%, 6/15/21	1,510	1,534

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	405	412

		7,689

See Notes to the Financial Statements.

FIXED INCOME FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued

Pipeline – 0.1%

Enbridge, Inc., 2.50%, 1/15/25	$510	$537

Power Generation – 0.3%

Drax Finco PLC, 6.63%, 11/1/25(1)	1,200	1,248

Software & Services – 0.3%

Open Text Corp., 3.88%, 2/15/28(1)	1,100	1,113

Supranationals – 0.4%

Nordic Investment Bank, 0.38%, 5/19/23	1,600	1,605

Travel & Lodging – 0.0%

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	176	157

Wireline Telecommunications Services – 0.2%

Altice France Holding S.A., 6.00%, 2/15/28(1)	1,000	954
Total Foreign Issuer Bonds
(Cost $60,732)		61,649

U.S. GOVERNMENT AGENCIES – 13.0% (5)

Fannie Mae – 6.5%

Pool #555649, 7.50%, 10/1/32	13	15

Pool #AD0915, 5.50%, 12/1/38	30	35

Pool #AI3471, 5.00%, 6/1/41	102	117

Pool #AL1746, 3.50%, 3/1/27	727	770

Pool #AL2049, 3.50%, 11/1/26	348	369

Pool #BA6574, 3.00%, 1/1/31	1,297	1,363

Pool #BC0266, 3.50%, 2/1/31	916	992

Pool #BC1465, 2.50%, 7/1/31	659	690

Pool #BM1239, 3.50%, 2/1/32	1,150	1,224

Pool #BM4386, 2.50%, 8/1/30	1,409	1,473

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.0% (5) continued

Fannie Mae – 6.5% continued

Pool #BM4485, 3.00%, 9/1/30	$2,218	$2,332

Pool #BM5017, 3.00%, 3/1/30	1,089	1,159

Pool #BM5525, 4.00%, 3/1/31	430	457

Pool #BM5706, 2.00%, 6/1/30	683	713

Pool #BM5708, 3.00%, 12/1/29	182	191

Pool #FM1454, 2.50%, 9/1/28	1,213	1,273

Pool #FM1472, 3.50%, 3/1/34	1,356	1,436

Pool #FM1551, 3.00%, 6/1/27	177	186

Pool #FM1773, 3.00%, 12/1/31	1,059	1,113

Pool #FM1842, 3.50%, 6/1/34	945	999

Pool #FM1849, 3.50%, 12/1/33	1,163	1,237

Pool #FM1852, 3.00%, 7/1/33	1,194	1,275

Pool #FM1897, 3.00%, 9/1/32	981	1,055

Pool #FM3022, 3.50%, 9/1/32	1,782	1,887

Pool #FM3308, 3.00%, 4/1/32	3,418	3,590

Pool #MA2709, 2.50%, 8/1/31	917	958

		26,909

Freddie Mac – 5.1%

Federal Home Loan Mortgage Corp., 0.13%, 7/25/22	1,000	999

0.25%, 8/24/23	4,300	4,303

Pool #1B3617,

(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.11% Cap), 3.66%, 10/1/37(2)	80	82

Pool #SB0084, 3.00%, 2/1/32	3,311	3,537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   59   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.0% (5) continued

Freddie Mac – 5.1% continued

Pool #SB0215, 3.00%, 2/1/32	$1,206	$1,268

Pool #SB0216, 3.00%, 12/1/32	1,977	2,079

Pool #SB0329, 3.00%, 9/1/32	2,636	2,788

Pool #ZA2807, 2.50%, 2/1/28	179	189

Pool #ZK2807, 3.50%, 12/1/25	1,119	1,186

Pool #ZK2834, 3.50%, 12/1/25	341	361

Pool #ZK4449, 2.50%, 9/1/27	160	167

Pool #ZS7325, 2.50%, 7/1/29	1,123	1,175

Pool #ZS7735, 2.00%, 1/1/32	877	916

Pool #ZS8598, 3.00%, 2/1/31	1,453	1,529

Pool #ZS8610, 2.50%, 5/1/31	772	808

		21,387

Freddie Mac Gold – 1.1%

Pool #A92650, 5.50%, 6/1/40	108	124

Pool #E04232, 2.50%, 2/1/28	868	917

Pool #E04360, 2.50%, 4/1/28	684	722

Pool #E09021, 2.50%, 2/1/28	1,243	1,301

Pool #G16618, 2.50%, 1/1/30	1,349	1,413

		4,477

Government National Mortgage Association – 0.3%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	1,029	1,072
Total U.S. Government Agencies
(Cost $52,685)		53,845

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 23.8%

U.S. Treasury Floating Rate Notes – 5.4%

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.22%, 1/31/21(2)	$1,500	$1,501

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.21%, 4/30/22(2)	21,000	21,020

		22,521

U.S. Treasury Notes – 18.4%

2.38%, 3/15/21	9,000	9,093

2.38%, 4/15/21	7,170	7,258

2.25%, 4/30/21	5,019	5,082

2.63%, 5/15/21	14,341	14,563

2.13%, 5/31/21	8,000	8,106

1.63%, 6/30/21	7,507	7,590

0.13%, 4/30/22	15,000	15,001

1.38%, 10/15/22	699	717

1.38%, 2/15/23	2,700	2,779

0.13%, 5/15/23	6,000	5,997

		76,186
Total U.S. Government Obligations
(Cost $97,972)		98,707

MUNICIPAL BONDS – 1.4%

California – 0.2%

California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B, 2.50%, 10/1/22	910	947

Florida – 0.5%

Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A, 1.26%, 7/1/25	1,100	1,117

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds, 0.38%, 4/1/23	1,035	1,033

		2,150

New York – 0.7%

New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M, 2.12%, 1/1/24	640	650

See Notes to the Financial Statements.

FIXED INCOME FUNDS   60   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.4% continued

New York – 0.7% continued

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA, 1.09%, 7/1/23	$2,000	$2,029
		2,679
Total Municipal Bonds
(Cost $5,695)		5,776

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%

FlexShares® Disciplined Duration MBS Index Fund(6)	202,000	$4,881

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	2,097,961	2,098
Total Investment Companies
(Cost $6,758)		6,979

Total Investments – 99.5%
(Cost $406,281)		413,121

Other Assets less Liabilities – 0.5%		2,027
NET ASSETS – 100.0%		$415,148

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2020 is disclosed.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(4)	Perpetual bond. Maturity date represents next call date.

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(6)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.

(7)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$ —	$ 70,776	$—	$ 70,776
Corporate Bonds(1)	—	115,389	—	115,389
Foreign Issuer Bonds(1)	—	61,649	—	61,649
U.S. Government Agencies(1)	—	53,845	—	53,845
U.S. Government Obligations(1)	—	98,707	—	98,707
Municipal Bonds(1)	—	5,776	—	5,776
Investment Companies	6,979	—	—	6,979
Total Investments	$6,979	$406,142	$—	$413,121

(1)	Classifications as defined in the Statement of Investments

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   61   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 9.6% (1)

Fannie Mae – 6.9%

Pool #555649, 7.50%, 10/1/32	$25	$28

Pool #AS4186, 2.50%, 1/1/30	293	310

Pool #AS8597, 2.50%, 1/1/32	300	317

Pool #BH9277, 3.50%, 2/1/48	380	402

Pool #BM1239, 3.50%, 2/1/32	215	229

Pool #BM5017, 3.00%, 3/1/30	248	264

Pool #FM1454, 2.50%, 9/1/28	276	290

Pool #FM1472, 3.50%, 3/1/34	370	392

Pool #FM1842, 3.50%, 6/1/34	215	227

Pool #FM1849, 3.50%, 12/1/33	727	773

Pool #FM1852, 3.00%, 7/1/33	272	290

Pool #FM1897, 3.00%, 9/1/32	731	786

Pool #FM3308, 3.00%, 4/1/32	251	264

Pool #MA2709, 2.50%, 8/1/31	683	714

Pool #MA3027, 4.00%, 6/1/47	115	123

		5,409

Freddie Mac – 1.8%

Pool #SB0084, 3.00%, 2/1/32	473	505

Pool #SB0215, 3.00%, 2/1/32	275	289

Pool #SB0216, 3.00%, 12/1/32	288	303

Pool #ZS7325, 2.50%, 7/1/29	256	268

Pool #ZS7735, 2.00%, 1/1/32	6	6
		1,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.6% (1) continued

Freddie Mac Gold – 0.4%
Pool #E09021, 2.50%, 2/1/28	$283	$296

Government National Mortgage Association – 0.4%
Government National Mortgage Association, Series 2017-95, Class QG, 2.50%, 8/20/46	263	274

Government National Mortgage Association I – 0.1%

Pool #676682,
4.50%, 6/15/25	55	58

Pool #782618,
4.50%, 4/15/24	23	24

Pool #783245,
5.00%, 9/15/24	24	24

Pool #783489,
5.00%, 6/15/25	11	12
		118
Total U.S. Government Agencies
(Cost $7,271)		7,468

U.S. GOVERNMENT OBLIGATIONS – 89.4%

U.S. Treasury Notes – 89.4%

0.13%, 8/31/22	28,907	28,906

0.13%, 8/15/23	27,530	27,508

0.25%, 8/31/25	13,333	13,323
		69,737
Total U.S. Government Obligations
(Cost $69,716)		69,737

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	778,744	$779
Total Investment Companies
(Cost $779)		779

Total Investments – 100.0%
(Cost $77,766)		77,984
Liabilities less Other Assets – (0.0%)		(23)
NET ASSETS – 100.0%		$77,961

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

FIXED INCOME FUNDS   62   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(3)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$ —	$7,468	$—	$7,468

U.S. Government Obligations(1)	—	69,737	—	69,737

Investment Companies	779	—	—	779
Total Investments	$779	$77,205	$—	$77,984
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   63   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 0.4%

Chemicals – 0.4%
EI du Pont de Nemours and Co., 0.85%, 12/3/20(1) (2)	$20,000	$19,993
Total Commercial Paper
(Cost $19,970)		19,993

CORPORATE BONDS – 12.0%

Automobiles Manufacturing – 3.3%

American Honda Finance Corp., 1.95%, 5/20/22	5,000	5,121

0.88%, 7/7/23	30,000	30,247

BMW U.S. Capital LLC, 3.80%, 4/6/23 (1)	8,900	9,589

General Motors Financial Co., Inc., 1.70%, 8/18/23	10,000	10,025

Hyundai Capital America, 1.25%, 9/18/23 (1)	22,720	22,669

Toyota Motor Credit Corp.,

(Floating, ICE LIBOR USD 3M + 0.13%), 0.38%, 8/13/21 (3)	10,000	10,007

1.15%, 5/26/22	30,000	30,380

0.45%, 7/22/22	20,000	20,042

Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (1)	11,850	12,509

		150,589

Banks – 1.7%

Capital One N.A., 2.15%, 9/6/22	12,500	12,848

Citibank N.A., 3.40%, 7/23/21	15,000	15,346

M&T Bank Corp.,

(Floating, ICE LIBOR USD 3M + 0.68%), 0.92%, 7/26/23 (3)	12,708	12,814

Truist Bank,

(Floating, ICE LIBOR USD 3M + 0.59%), 0.84%, 8/2/22 (3)	11,200	11,239

U.S. Bank N.A., 1.80%, 1/21/22	10,000	10,191

2.65%, 5/23/22	15,000	15,553

		77,991

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.0% continued

Biotechnology – 0.2%

Gilead Sciences, Inc.,
(Floating, ICE LIBOR USD 3M + 0.52%), 0.74%, 9/29/23(3)	$10,900	$10,913

Chemicals – 0.3%
DuPont de Nemours, Inc., 2.17%, 5/1/23	12,600	12,730

Consumer Finance – 0.5%

American Express Co., 3.70%, 11/5/21	11,413	11,793

Capital One Financial Corp.,

(Floating, ICE LIBOR USD 3M + 0.72%), 0.99%, 1/30/23 (3)	5,000	5,002

PayPal Holdings, Inc., 2.20%, 9/26/22	5,000	5,168

		21,963

Diversified Banks – 0.4%

Bank of America Corp.,

(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 1/23/22 (3)	10,000	10,008

Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (4)	10,000	10,183

		20,191

Electrical Equipment Manufacturing – 0.5%

Honeywell International, Inc., 0.48%, 8/19/22	20,000	20,033

Otis Worldwide Corp., (Floating, ICE LIBOR USD 3M + 0.45%), 0.23%, 4/5/23 (3)	2,400	2,401

		22,434

Entertainment Content – 0.1%
Fox Corp., 3.67%, 1/25/22	2,900	3,024

Financial Services – 0.3%

Bank of New York Mellon (The) Corp., 1.85%, 1/27/23	10,000	10,317

Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%), 1.67%, 4/21/21 (3)	2,000	2,014
		12,331

Food & Beverage – 0.4%

Mondelez International, Inc., 0.63%, 7/1/22	12,200	12,243

See Notes to the Financial Statements.

FIXED INCOME FUNDS   64   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.0% continued

Food & Beverage – 0.4% continued

2.13%, 4/13/23	$2,630	$2,729

PepsiCo, Inc., 0.75%, 5/1/23	2,920	2,950

		17,922

Hardware – 0.1%

Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.93%, 3/12/21(3)	5,000	5,010

Integrated Oils – 0.3%

BP Capital Markets America, Inc., 2.94%, 4/6/23	3,400	3,596

Chevron Corp., 1.14%, 5/11/23	2,000	2,039

Exxon Mobil Corp., 1.57%, 4/15/23	10,000	10,286

		15,921

Machinery Manufacturing – 1.5%

Caterpillar Financial Services Corp.,

(Floating, ICE LIBOR USD 3M + 0.22%), 0.45%, 1/6/22 (3)	9,620	9,629

0.95%, 5/13/22	29,250	29,519

0.45%, 9/14/23	10,000	9,996

CNH Industrial Capital LLC, 1.95%, 7/2/23	7,900	8,048

John Deere Capital Corp., 0.55%, 7/5/22	10,700	10,755

		67,947

Pharmaceuticals – 0.0%

AbbVie, Inc.,
(Floating, ICE LIBOR USD 3M + 0.46%), 0.73%, 11/19/21(1) (3)	1,600	1,604

Refining & Marketing – 1.2%

Phillips 66, 3.70%, 4/6/23	5,500	5,888

Valero Energy Corp., 2.70%, 4/15/23	4,920	5,098
(Floating, ICE LIBOR USD 3M + 1.15%), 1.40%, 9/15/23 (3)	43,000	42,852
		53,838

Restaurants – 0.1%
Starbucks Corp., 1.30%, 5/7/22	3,330	3,375

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.0% continued

Retail - Consumer Discretionary – 0.1%
Amazon.com, Inc., 0.40%, 6/3/23	$5,000	$5,022

Tobacco – 0.2%

Altria Group, Inc., 3.49%, 2/14/22	6,000	6,240

Philip Morris International, Inc., 1.13%, 5/1/23	4,540	4,610

		10,850

Transportation & Logistics – 0.1%
PACCAR Financial Corp., 0.80%, 6/8/23	4,960	4,995

Utilities – 0.7%

Florida Power & Light Co.,

(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 7/28/23 (3)	9,380	9,387

NextEra Energy Capital Holdings, Inc., 2.40%, 9/1/21	18,800	19,157

2.90%, 4/1/22	5,000	5,177
		33,721
Total Corporate Bonds
(Cost $544,623)		552,371

FOREIGN ISSUER BONDS – 7.8%

Banks – 4.2%

ABN AMRO Bank N.V., 3.40%, 8/27/21 (1)	5,600	5,753

ANZ New Zealand International Ltd., 1.90%, 2/13/23 (1)	20,000	20,597

Barclays Bank PLC, 1.70%, 5/12/22	13,600	13,835

Credit Suisse A.G., 2.80%, 4/8/22	3,400	3,521

1.00%, 5/5/23	26,500	26,778

ING Groep N.V.,

(Floating, ICE LIBOR USD 3M + 1.15%), 1.37%, 3/29/22 (3)	10,030	10,127

(Floating, ICE LIBOR USD 3M + 1.00%), 1.23%, 10/2/23 (3)	5,900	5,975

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (4)	5,500	5,532

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   65   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued

Banks – 4.2% continued

National Australia Bank Ltd., 1.88%, 12/13/22	$5,000	$5,164

Nordea Bank Abp, 1.00%, 6/9/23 (1)	7,000	7,094

(Floating, ICE LIBOR USD 3M + 0.94%), 1.20%, 8/30/23 (1) (3)	5,800	5,807

Svenska Handelsbanken AB, 0.63%, 6/30/23 (1)	5,000	5,017
Swedbank AB, 1.30%, 6/2/23 (1)	7,100	7,236

Toronto-Dominion Bank (The), 0.75%, 6/12/23	40,000	40,260

0.45%, 9/11/23	20,000	19,963

Westpac Banking Corp., 2.00%, 1/13/23	8,000	8,293

		190,952

Diversified Banks – 2.3%

Bank of Nova Scotia (The),

(Floating, U.S. SOFR + 0.55%), 0.63%, 9/15/23 (3)	45,000	45,026

Mitsubishi UFJ Financial Group, Inc., 2.62%, 7/18/22	14,000	14,508

Royal Bank of Canada, 1.95%, 1/17/23	15,000	15,516

1.60%, 4/17/23	24,800	25,451

Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 1.92%, 3/9/21 (3)	7,000	7,048

		107,549

Financial Services – 0.6%

Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23(1)	27,400	27,441

Food & Beverage – 0.2%

Mondelez International Holdings Netherlands B.V., 2.13%, 9/19/22(1)	9,000	9,288

Government Regional – 0.2%

Province of Ontario Canada, 1.75%, 1/24/23	10,000	10,314

Integrated Oils – 0.2%

Shell International Finance B.V., 0.38%, 9/15/23	10,000	9,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued

Pharmaceuticals – 0.1%

GlaxoSmithKline Capital PLC, 0.53%, 10/1/23	$5,000	$5,008

Total Foreign Issuer Bonds

(Cost $355,402)		360,515

U.S. GOVERNMENT OBLIGATIONS – 0.7%

U.S. Treasury Notes – 0.7%

1.50%, 9/30/21	13,000	13,177

1.63%, 12/31/21	20,000	20,372

		33,549

Total U.S. Government Obligations

(Cost $32,984)		33,549

MUNICIPAL BONDS – 60.4%

Alabama – 2.3%

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.73%, 12/1/23(3) (5)	60,000	60,065

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 7/1/22(3) (5) (6)	11,125	11,751

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.76%, 4/1/24(3) (5)	26,000	26,039

University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	5,760	6,233

		104,088

Arizona – 0.2%
Maricopa County IDA Variable
Revenue Refunding Bonds, Series B,
Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.68%, 10/18/24(3) (5)	8,270	8,194

See Notes to the Financial Statements.

FIXED INCOME FUNDS   66   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Arizona – 0.2% continued

Pinal County Revenue Obligations Revenue Bonds, 5.00%, 8/1/21	$2,000	$2,080

		10,274

California – 3.8%

Bay Area Toll Authority Toll Bridge Index Rate Revenue Refunding Bonds, San Francisco Bridge,

(Floating, ICE LIBOR USD 3M + 0.55%), 0.71%, 4/1/21(3) (5)	10,000	10,000

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,

(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 0.48%, 12/1/22(3) (5)	25,000	25,079

California State G.O. Unlimited Bonds, 2.00%, 11/1/22	7,000	7,265

California State G.O. Unlimited Floating Rate Bonds, Series B,

(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.49%, 12/1/22(3) (5)	20,000	19,997

California State Index Floating Rate G.O. Unlimited Bonds, Series E,

(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.54%, 12/1/23(3) (5)	30,000	30,005

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,

(Floating, ICE LIBOR USD 1M + 0.38%), 0.48%, 8/1/21(3) (5)	4,000	3,987

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,

(Floating, ICE LIBOR USD 1M + 0.20%), 0.30%, 4/1/21(3) (5)	30,000	30,002

Long Beach Harbor Revenue Notes, Series C, 4.00%, 7/15/21	5,750	5,923

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

California – 3.8% continued

Los Angeles Community College District G.O. Unlimited Bonds, Series B-1, Election of 2016, 5.00%, 8/1/21	$10,000	$10,399

Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Series A, Capital Equipment, 5.00%, 11/1/21	2,195	2,311

Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ, 5.00%, 7/1/21	6,000	6,217

5.00%, 7/1/22	15,000	16,266

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 7/1/22(7)	5,165	5,598

		173,049

Colorado – 0.7%

Colorado State COPS, Series A, 5.00%, 12/15/21	2,000	2,116

5.00%, 12/15/22	2,250	2,488

Denver City & County G.O. Unlimited Bonds, Series C, 5.00%, 8/1/22	20,000	21,776

E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,

(Floating, ICE LIBOR USD 1M + 1.05%), 1.15%, 9/1/21(3) (5)	6,000	6,017

		32,397

Connecticut – 1.7%

Connecticut State G.O. Unlimited Bonds, Series C, 3.00%, 6/1/22	1,000	1,046

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 2/15/21	11,200	11,399
5.00%, 1/15/22	5,000	5,308

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A, 1.10%, 2/7/23(3) (5) (6)	10,000	10,182

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   67   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Connecticut – 1.7% continued

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue, 2.00%, 2/8/22(3) (5) (6)	$10,000	$10,245

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University, 1.45%, 7/1/22(3) (5) (6)	21,000	21,464

Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program), 1.40%, 11/15/21	2,525	2,549

1.40%, 5/15/22	1,685	1,707

New Canaan Housing Authority MFH Revenue Bonds, 0.44%, 3/1/23(3) (5) (6)	12,500	12,497

		76,397

Delaware – 1.0%

Delaware State G.O. Unlimited Bonds, 5.00%, 2/1/22	10,000	10,647

Delaware State G.O. Unlimited Bonds, Series A, 5.00%, 1/1/22	13,000	13,789

5.00%, 1/1/23	15,000	16,636

University of Delaware Revenue Bonds, 5.00%, 11/1/20	1,450	1,456

5.00%, 11/1/21	1,600	1,683

		44,211

District of Columbia – 1.0%

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22(3) (5) (6)	1,500	1,528

District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.00%, 3/1/21	1,450	1,479

District of Columbia Income Tax Secured Revenue Bonds, Series C, 5.00%, 5/1/23	1,250	1,405

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 10/1/21	21,000	22,019

5.00%, 10/1/22	13,195	14,474

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

District Of Columbia – 1.0% continued

District of Columbia Revenue Bonds, Federal Highway Grant Anticipation, 5.00%, 12/1/21	$2,000	$2,112

5.00%, 12/1/22	4,230	4,654

		47,671

Florida – 5.0%

Alachua County Facilities School Board COPS, 5.00%, 7/1/21	1,000	1,036
5.00%, 7/1/22	1,350	1,462

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/22	9,160	9,855

Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, Prerefunded, 0.55%, 1/28/21(3) (6) (8)	100,000	100,000

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/21	35,000	36,123

5.00%, 6/1/22	2,000	2,160

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/23	20,965	23,645

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/22	1,480	1,599

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/21	4,505	4,650

5.00%, 6/1/22	4,385	4,737

Florida State Department Transportation G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	13,000	13,469

Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured), 1.35%, 1/1/22	1,035	1,045

See Notes to the Financial Statements.

FIXED INCOME FUNDS   68   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Florida – 5.0% continued

Florida State Turnpike Authority Turnpike Revenue Bonds, Series B, 5.00%, 7/1/22	$3,000	$3,252

Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A, 5.00%, 7/1/21	5,415	5,610

5.00%, 7/1/22	5,680	6,156

Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program, 5.00%, 7/1/22	1,000	1,085

Jacksonville Special Revenue Refunding
Bonds, Series A, 5.00%, 10/1/22	3,570	3,908

Jacksonville Special Revenue Refunding Bonds, Series B, 5.00%, 10/1/22	2,225	2,436

Polk County School District Sales TRB, 5.00%, 10/1/21	1,750	1,833

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/20(8)	1,150	1,150

Volusia County School Board COPS, 5.00%, 8/1/21	3,750	3,899

5.00%, 8/1/22	2,905	3,158

		232,268

Georgia – 2.4%

Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes, 0.44%, 3/1/23(3) (5) (6)	10,000	10,000

Brookhaven Development Authority Revenue Bonds, Children’s Healthcare of Atlanta, 5.00%, 7/1/22	1,000	1,081
Cobb County Water & Sewerage Revenue Refunding Bonds, 5.00%, 7/1/22	2,000	2,170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Georgia – 2.4% continued

Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/22	$3,000	$3,178

5.00%, 2/15/23	3,750	4,133

Georgia State G.O. Unlimited Bonds, Series A-Group 1, 5.00%, 8/1/22	30,550	33,269

5.00%, 8/1/23	45,515	51,745

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 8/1/21	3,580	3,724

Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University, 5.00%, 9/1/22	3,000	3,277

		112,577

Illinois – 0.4%

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien, 5.00%, 1/1/21	5,000	5,049

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.86%, 7/1/23(3) (5)	1,535	1,536

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation, 0.33%, 8/1/22(3) (5) (6)	10,000	9,997

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/1/21	1,000	1,011

		17,593

Indiana – 0.4%

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/1/22(3) (5) (6)	5,000	5,081

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   69   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 60.4% continued

Indiana – 0.4% continued

Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.28%), 0.39%, 7/2/21(3) (5)	$5,500	$5,493

Indiana State Finance Authority State Revolving Funds Revenue Refunding Bonds, Green Bonds, 5.00%, 2/1/21	8,500	8,637

Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 5.00%, 7/1/22	600	650

		19,861

Iowa – 0.1%

Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured), (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.41%, 5/3/21(3) (5)	5,000	5,000

Kansas – 0.3%

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A, 3.00%, 10/1/21	13,560	13,946

Kentucky – 0.1%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 7/1/21	3,725	3,819

Louisiana – 0.1%

East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB, 5.00%, 8/1/21	1,270	1,321

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/22	5,000	5,342

		6,663

Maryland – 1.6%

Anne Arundel County G.O. Limited Bonds, 5.00%, 10/1/21	5,000	5,243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 60.4% continued

Maryland – 1.6% continued

Anne Arundel County G.O. Limited Bonds, Consolidated General Improvements, 5.00%, 4/1/22	$2,000	$2,145

Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer, 5.00%, 10/1/22	2,470	2,709

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 3/1/22	4,500	4,809

Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	5,000	5,202

Baltimore County Metropolitan District G.O. Unlimited BANS, 4.00%, 3/22/21	20,000	20,365

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 10/1/22	5,500	6,032

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/20	10,000	10,040

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/21	4,610	4,787

Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.), 5.00%, 6/1/22	9,365	10,121

		71,453

Massachusetts – 0.7%

Boston G.O. Unlimited Bonds, Series A, 5.00%, 3/1/22	3,455	3,693

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.00%, 11/1/20	17,400	17,469

Massachusetts State HFA Variable Revenue Bonds, Chestnut Park Project, 2.40%, 12/1/21(3) (5) (6)	3,000	3,075

See Notes to the Financial Statements.

FIXED INCOME FUNDS   70   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 60.4% continued

Massachusetts – 0.7% continued

Massachusetts State HFA Variable Revenue Refunding Bonds, Series Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured),

(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 6/1/21(3) (5)	$2,275	$2,275

Worcester G.O. Limited Bonds, Series A, 4.00%, 2/1/23	3,955	4,304

		30,816

Michigan – 0.7%

Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC), 4.00%, 8/20/21	7,000	7,234

Michigan State Trunk Line Revenue Refunding Bonds, Series A, 5.00%, 11/15/22	1,250	1,378

University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,

(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.38%, 4/1/22(3) (5)	18,705	18,715

West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured), 3.00%, 5/1/22	3,100	3,232
3.00%, 5/1/23	1,000	1,062

		31,621

Minnesota – 2.1%

Hennepin County G.O. Unlimited Bonds, Series B, 5.00%, 12/15/20	6,050	6,110

5.00%, 12/15/21	6,350	6,722

Minneapolis G.O. Unlimited Refunding Bonds, 12/1/21(7)	15,000	15,497

12/1/22(7)	11,695	12,403

Minneapolis Improvement & Various Purpose G.O. Unlimited Bonds, 4.00%, 12/1/20	4,200	4,227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 60.4% continued

Minnesota – 2.1% continued

Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA/FNMA/FHLMC Insured), (Floating, SIFMA Municipal Swap Index Yield + 0.55%), 0.66%, 12/12/23(3) (5)	$5,000	$5,011

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	10,000	10,403

5.00%, 8/1/22	8,000	8,709

Minnesota State G.O. Unlimited Bonds, Series E, 2.00%, 8/1/23	21,500	22,610

Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program), 5.00%, 2/1/22	4,295	4,573

Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program), 5.00%, 2/1/21	1,480	1,504

		97,769

Missouri – 0.5%

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B, 5.00%, 10/1/22	4,000	4,388

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, 5.00%, 7/1/21	9,000	9,327

Missouri State Highways & Transit Commission State Road Federal Reimbursement Revenue Refunding Bonds, Series S, GARVEE Lien, 5.00%, 5/1/22	9,000	9,689

		23,404

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   71   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 60.4% continued

Nebraska – 0.4%

Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B, 5.00%, 12/15/21	$7,000	$7,408

Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C, 2.05%, 3/1/22	1,450	1,479

University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B, 4.00%, 10/1/22	9,500	10,215

		19,102

Nevada – 1.0%

Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company, 1.85%, 4/15/22(3) (5) (6)	10,000	10,201

Las Vegas Valley Water District G.O. Limited Bonds, Series A, 5.00%, 6/1/21	5,355	5,527

5.00%, 6/1/22	6,200	6,698

Nevada State G.O. Limited Refunding Capital Improvement Bonds, 5.00%, 5/1/21	12,000	12,335

5.00%, 5/1/22	7,050	7,584

Reno Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 6/1/21	1,200	1,237

Washoe County School District G.O. Limited Refunding Bonds, Series B, 5.00%, 4/1/22	1,000	1,070

		44,652

New Hampshire – 0.0%

Manchester Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 6/15/23	1,000	1,102

New Jersey – 0.9%

Monmouth County G.O. Unlimited Bonds, General Improvement, 5.00%, 7/15/21	3,075	3,193

Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.), 5.00%, 12/1/21	1,000	1,057

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 60.4% continued

New Jersey – 0.9% continued

Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.), 5.00%, 12/1/21	$2,775	$2,932

5.00%, 12/1/22	3,250	3,588

New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Project (Housing and Urban Development Sector 8 Program), 2.45%, 10/1/21(3) (6)	4,500	4,500

North Brunswick Township G.O. Unlimited BANS, Series A, 2.00%, 7/19/21	27,475	27,852

		43,122

New Mexico – 1.5%

Albuquerque G.O. Unlimited Bonds, Series A, 5.00%, 7/1/21	6,080	6,300

5.00%, 7/1/22	6,035	6,543

Albuquerque G.O. Unlimited Refunding Bonds, Series D, 5.00%, 7/1/22	12,500	13,553

Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 1.10%, 6/1/23(3) (5) (6)	9,000	9,042

New Mexico State G.O. Unlimited Bonds, 5.00%, 3/1/21	19,000	19,378
5.00%, 3/1/22	11,000	11,747

		66,563

New York – 3.9%

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A, 5.00%, 3/1/22	30,000	31,328

Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.56%, 11/15/22(3) (5)	20,275	19,268

Metropolitan Transportation Authority TRANS, Series F, 5.00%, 11/15/22	25,045	25,969

See Notes to the Financial Statements.

FIXED INCOME FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 60.4% continued

New York – 3.9% continued

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2, 5.00%, 11/15/22(3) (5) (6)	$1,000	$1,040

Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project, 5.00%, 7/1/22 2,000		2,167

5.00%, 7/1/23	1,000	1,129

New York City Housing Development Corp. MFH Revenue Bonds, Series G, Sustainable Neighborhood Bonds, 2.00%, 12/31/21(3) (5) (6)	3,420	3,422

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution, 5.00%, 6/15/21	6,000	6,205

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, 5.00%, 11/1/22	10,500	11,529

New York G.O. Unlimited Bonds, Series J, Subseries J-8, 4.00%, 8/1/21	5,000	5,158

New York G.O. Unlimited Refunding Bonds, Series J, 5.00%, 8/1/22	17,000	18,490

New York State Dormitory Authority

Personal Income Tax Revenue Refunding Bonds, Series A, Group 1, 5.00%, 3/15/22	10,000	10,703

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 3.00%, 2/15/21	5,000	5,053

4.00%, 2/15/22	4,000	4,211

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, 5.00%, 3/15/22	3,000	3,211

5.00%, 3/15/23	4,000	4,464

New York State Urban Development Corp. Taxable General Personal Income TRB, 0.72%, 3/15/23	6,000	5,993

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 60.4% continued

New York – 3.9% continued

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA, 1.09%, 7/1/23	$20,000	$20,286

		179,626

North Carolina – 2.4%

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/22	3,000	3,254

5.00%, 7/1/23	3,000	3,400

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.71%, 12/1/23(3) (5)	42,000	42,021

Forsyth County Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 3/1/21	4,540	4,632

5.00%, 3/1/22	1,000	1,069

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	5,000	5,354

North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds, 5.00%, 6/1/22	3,955	4,276

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 4.00%, 6/1/21	4,000	4,103

North Carolina State Grant Anticipation Vehicle Revenue Bonds, 5.00%, 3/1/21	8,000	8,158

5.00%, 3/1/22	7,010	7,482

North Carolina State HFA MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio, 2.00%, 1/1/21(3) (5) (6)	11,235	11,280

North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds, 5.00%, 5/1/21	13,025	13,394

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   73   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

North Carolina – 2.4% continued

Wake County Limited Obligation Revenue Bonds, 5.00%, 9/1/21	$3,250	$3,395

		111,818

Ohio – 1.6%

American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A, 5.00%, 2/15/22	6,000	6,387

Cincinnati G.O. Unlimited Refunding Bonds, 5.00%, 12/1/21	2,285	2,414

5.00%, 12/1/22	1,000	1,103

Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,

(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.54%, 11/15/21(3) (5)	10,000	9,994

Hamilton County Health Care Facilities Revenue Bonds, Christ Hospital Project, Prerefunded, 5.50%, 6/1/22(8)	6,000	6,526

Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation, 4.00%, 10/1/20	2,750	2,750

Ohio State HFA MFH Revenue Bonds, Series A (GNMA/FHA Insured), 0.40%, 9/1/22(3) (5) (6)	3,970	3,974

Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.51%, 6/1/23(3) (5)	35,000	34,861

Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1, 4.00%, 12/15/21	2,000	2,091
5.00%, 12/15/22	2,000	2,211

		72,311

Oklahoma – 0.1%

Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools, 2.00%, 10/1/20	3,040	3,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Oklahoma – 0.1% continued

Oklahoma HFA Collateralized Variable Revenue Bonds, Sooner Haven Apartments, 0.30%, 10/1/21(9)	$2,500	$2,500

		5,540

Oregon – 1.1%

Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/21	2,450	2,533

Oregon Business Development Commission Economic Development Revenue Bonds (AMT), 5.00%, 3/1/22(3) (5) (6)	43,400	45,944

Oregon State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	1,400	1,440

Oregon State Health & Science University Revenue Refunding Bonds, Series A, 5.00%, 7/1/21	600	621

5.00%, 7/1/22	850	919

		51,457

Pennsylvania – 2.9%

Delaware County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/21	1,000	1,048

Geisinger Authority Health System Revenue Refunding Bonds, 5.00%, 4/1/22	3,500	3,740

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (Waste Management, Inc., Project, 2.15%, 11/1/21(9)	2,250	2,286

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 2.80%, 12/1/21(3) (5) (6)	2,500	2,572

Pennsylvania State G.O. Unlimited Bonds, First Series 2020, 5.00%, 5/1/22	6,000	6,451

See Notes to the Financial Statements.

FIXED INCOME FUNDS   74   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Pennsylvania – 2.9% continued

Pennsylvania State G.O. Unlimited Bonds, Series D-2, 5.00%, 8/15/22	$1,500	$1,633

Pennsylvania State G.O. Unlimited Refunding Bonds, 5.00%, 7/15/21	10,000	10,375

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1, 5.00%, 6/15/21	5,985	6,182

Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,

(Floating, ICE LIBOR USD 1M + 0.57%), 0.67%, 10/1/23(3) (5)	7,000	6,993

Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,

(Floating, ICE LIBOR USD 1M + 0.60%), 0.70%, 6/1/23(3) (5)	26,250	26,272

Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,

(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.71%, 12/1/23(3)	15,000	15,067

Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured), 4.00%, 2/1/22	1,200	1,260

4.00%, 2/1/23	1,775	1,926

University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,

(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.47%, 2/15/24(3)	48,000	48,040

		133,845

Rhode Island – 0.1%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C, 3.00%, 1/15/21	2,500	2,521

4.00%, 1/15/22	2,000	2,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Rhode Island – 0.1% continued

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E, 3.00%, 1/15/21	$300	$302

4.00%, 1/15/22	1,000	1,050

		5,972

South Carolina – 0.2%

Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured), 5.00%, 5/12/21	10,000	10,294

Tennessee – 1.2%

Memphis G.O. Unlimited Refunding Bonds, 5.00%, 5/1/21	1,500	1,543

5.00%, 5/1/22	22,000	23,687

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment, 1.40%, 5/1/22(3) (5) (6)	2,500	2,538

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B, 10/1/21(7)	2,035	2,131

10/1/22(7)	1,435	1,572

10/1/23(7)	1,100	1,256

Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds, 5.00%, 7/1/21	13,245	13,724

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Oakwood Flats Apartments, 2.10%, 4/1/21(3) (6)	7,350	7,350

		53,801

Texas – 10.1%

Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes, 3.00%, 2/15/21	9,000	9,093

4.00%, 2/15/22	4,250	4,471

Allen G.O. Limited Refunding Bonds, 4.00%, 8/15/21	1,000	1,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   75   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Texas – 10.1% continued

Alvin Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.45%, 8/15/23(3) (5) (6)	$4,000	$3,996

Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.25%, 8/15/22(3) (5) (6)	7,500	7,636

Austin G.O. Limited Refunding & Improvement Bonds, 9/1/22(7)	2,005	2,190
9/1/23(7)	1,000	1,139

Bexar County G.O. Limited Refunding Bonds, 5.00%, 6/15/21	710	734
5.00%, 6/15/22	800	866

Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.35%, 8/15/22(3) (5) (6)	19,000	19,379

Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 0.50%, 8/15/23(3) (5) (6)	5,000	4,998

Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.), 5.00%, 8/15/21	1,120	1,166
5.00%, 8/15/22	1,715	1,867

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22(3) (5) (6)	4,500	4,581

Dallas County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 2/15/21	5,610	5,709

Deer Park Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 1.55%, 10/1/42(3) (6)	4,000	4,000

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/21	1,635	1,697

Fort Bend County Certificates of Obligation G.O. Limited Bonds, 5.00%, 3/1/22	875	934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Texas – 10.1% continued

Fort Worth G.O. Limited Bonds, 4.00%, 3/1/23	$2,000	$2,183

Fort Worth G.O. Limited Refunding Bonds, 4.00%, 3/1/23	9,175	10,014

Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 2/15/23	10,755	11,980

Garland Independent School District G.O. Unlimited Refunding Bonds, 5.00%, 2/15/21	3,000	3,054

Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann, 5.00%, 12/1/22(3) (5) (6)	2,500	2,756

Harris County G.O. Limited Refunding Bonds, Series A, 10/1/21(7)	29,565	30,958
10/1/22(7)	4,615	5,056
10/1/23(7)	8,060	9,205

Harris County Hospital District Certificates of Obligation G.O. Limited Bonds, 5.00%, 2/15/23	1,000	1,108

Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds, 5.00%, 11/1/22	1,000	1,097

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.), 5.00%, 2/15/21	1,350	1,374

Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds, 5.00%, 9/15/22	1,500	1,642

Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.), 2.25%, 6/1/22(3) (5) (6)	14,000	14,458

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/21	4,045	4,126

See Notes to the Financial Statements.

FIXED INCOME FUNDS   76   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Texas – 10.1% continued

Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien,

(Floating, ICE LIBOR USD 1M + 0.36%), 0.46%, 8/1/21(3) (5)	$5,000	$4,988

Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 5.00%, 2/15/22	4,060	4,330

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),

(Floating, ICE LIBOR USD 1M + 0.28%), 0.38%, 8/16/21(3) (5)	5,800	5,781

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services, 5.00%, 5/15/21	2,750	2,831

5.00%, 5/15/21	—	—

5.00%, 5/15/22	1,000	1,077

Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project, 0.90%, 9/1/23(3) (5) (6)	4,250	4,232

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/21	2,000	2,023

5.00%, 1/1/22	1,850	1,958

Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured), 0.35%, 3/1/23(3) (5) (6)	16,000	15,996

Plano City G.O. Limited Refunding Bonds, 3.00%, 9/1/22	1,065	1,123

San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments, 1.55%, 5/1/21(9)	10,000	10,002

San Antonio Tax Notes G.O. Limited Bonds, 5.00%, 8/1/23	11,490	13,045

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Texas – 10.1% continued

Sherman Tax Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.00%, 8/1/23(3) (5) (6)	$13,000	$13,588

Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded, 5.00%, 3/1/22(8)	21,040	22,447

5.00%, 3/1/22(8)	—	—

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/21	5,000	5,242

Texas State TRANS, 4.00%, 8/26/21	96,790	100,106

Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds, 5.00%, 4/1/21	8,410	8,613

Texas State Transportation Commission Highway Improvement G.O. Unlimited, Prerefunded, 5.00%, 4/1/22(8)	22,000	23,592

Texas State Water Development Board Revenue Bonds, 5.00%, 10/15/21	1,875	1,970

5.00%, 4/15/22	1,450	1,558

5.00%, 10/15/22	2,700	2,967

Texas State Water Development Board Revenue Bonds, Master Trust, 10/15/21(7)	2,000	2,059

4/15/22(7)	1,000	1,043

10/15/22(7)	2,000	2,115

4/15/23(7)	985	1,080

10/15/23(7)	2,000	2,231

Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments, 0.35%, 2/1/23(3) (5) (6)	22,000	21,970

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/22	2,500	2,682

5.00%, 4/15/23	1,850	2,069

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   77   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Texas – 10.1% continued

Waco G.O. Limited Refunding Bonds, 5.00%, 2/1/21	$5,505	$5,593
5.00%, 2/1/22	2,000	2,128

		464,940

Utah – 0.7%

Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 3/15/22	12,825	13,729

Salt Lake County G.O. Unlimited Bonds, 5.00%, 12/15/21	3,350	3,546
5.00%, 12/15/22	3,975	4,399

Utah State G.O. Unlimited Bonds, Series A, 4.00%, 7/1/21	2,000	2,058

Utah State G.O. Unlimited Bonds, Series B, 5.00%, 7/1/21	2,500	2,591
5.00%, 7/1/22	3,500	3,797

		30,120

Virginia – 3.5%

Arlington County G.O. Unlimited Bonds, 5.00%, 6/15/21	4,370	4,519
5.00%, 6/15/22	4,595	4,975

Arlington County G.O. Unlimited Bonds, Series C (State Aid Withholding), Prerefunded, 5.00%, 2/15/21(8)	4,000	4,072

Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 10/1/21	18,880	19,608
4.00%, 10/1/22	10,000	10,770

Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/1/22	41,800	45,244

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/20	5,000	5,040
5.00%, 12/1/21	9,000	9,510

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Virginia – 3.5% continued

Louisa IDA Variable PCR Bonds, Virginia Electric, 1.80%, 4/1/22(3) (5) (6)	$3,750	$3,825

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, 5.00%, 2/1/22	2,000	2,129

5.00%, 2/1/23	2,000	2,225

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program, 5.00%, 2/1/22	5,690	6,058

Virginia State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/22	7,025	7,592

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A, 5.00%, 8/1/22	2,000	2,178

Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B, 5.00%, 8/1/21	4,000	4,162
5.00%, 8/1/22	4,000	4,355

Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII, 5.00%, 4/15/23	5,970	6,702

Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding), 10/1/21(7)	5,330	5,528
10/1/22(7)	5,275	5,672
10/1/23(7)	5,325	5,921

		160,085

Washington – 2.4%

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2A,

(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.41%, 11/1/21(3) (5)	10,000	10,001

See Notes to the Financial Statements.

FIXED INCOME FUNDS   78   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Washington – 2.4% continued

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2B,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.56%, 11/1/23(3) (5)	$12,500	$12,534

King County School District No. 405 Bellevue G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/20	7,150	7,207

Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/21	3,250	3,329

5.00%, 4/1/22	3,420	3,668

Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B, 5.00%, 2/1/22	11,400	12,136

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/20	2,630	2,651

Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax, 5.00%, 7/1/21	20,450	21,193

Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax, 5.00%, 6/1/21	3,770	3,892

Washington State G.O. Unlimited Refunding Bonds, Series R-2020A, 5.00%, 1/1/21	2,390	2,419

5.00%, 1/1/22	3,500	3,712

Washington State G.O. Unlimited Refunding Bonds, Series R-2020B, 5.00%, 1/1/21	7,650	7,742

5.00%, 1/1/22	2,750	2,917

Washington State G.O. Unlimited Refunding Bonds, Series R-2020C, 5.00%, 7/1/22	3,465	3,759

Washington State G.O. Unlimited Refunding Bonds, Series R-2020D, 5.00%, 7/1/22	10,405	11,287

		108,447

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.4% continued

Wisconsin – 1.3%

Kenosha County G.O. Unlimited Refunding Bonds, Series B, 3.00%, 6/1/22	$1,000	$1,047

Madison G.O. Unlimited Refunding Promissory Notes, Series A, 10/1/22(7)	10,895	11,714
10/1/23(7)	7,100	7,899

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project, 5.00%, 6/1/22	275	296
5.00%, 6/1/23	345	386

Wisconsin State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/21	6,000	6,170
5.00%, 5/1/22	8,500	9,152

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/21	6,210	6,536

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.46%, 7/28/21(3) (5)	9,000	8,993

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.76%, 7/31/24(3) (5)	5,000	5,006

Wisconsin State Transportation Taxable Revenue Refunding Bonds, Series 1, 0.42%, 7/1/23	4,385	4,384

		61,583
Total Municipal Bonds
(Cost $2,765,673)		2,779,257

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(10) (11)	48,867,972	$48,868
Total Investment Companies
(Cost $48,868)		48,868

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   79   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 18.9%

Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 2/1/21(3) (5) (6)	$2,700	$2,724

Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/1/21(3) (5) (6)	7,500	7,568

Austin G.O. Limited Refunding & Improvement Bonds, 9/1/21(7)	2,000	2,088

Broward County School District Revenue TANS, 2.00%, 6/30/21	20,000	20,269

California State Infrastructure & Economic Development Bank Revenue Bonds, Brightline West Passenger (AMT), 0.45%, 7/1/21(1) (3) (5) (6)	20,000	20,000

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT), 0.23%, 12/1/20(3) (5) (6)	21,000	21,000

California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series A (AMT), Republic Services, 0.50%, 11/2/20(1) (3) (5) (6)	16,000	16,004

California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 5/3/21	30,000	30,316

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/21	4,000	4,145

Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.15%, 8/16/21(3) (5) (6)	9,500	9,656

Colorado State Educational Loan Program TRANS, Series A, 4.00%, 6/29/21	75,000	77,119

Colorado State General Fund TRANS, 4.00%, 6/25/21	59,000	60,642

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 1.80%, 2/9/21(3) (5) (6)	12,500	12,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.9% continued

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 1.80%, 2/9/21(3) (5) (6)	$12,000	$12,069

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, 2.05%, 7/12/21(3) (5) (6)	10,000	10,145

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase, 2.00%, 4/1/21(3) (5) (6)	7,000	7,056

Deer Park Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 10/1/21(3) (5) (6) (7)	3,000	3,000

Delaware State G.O. Unlimited Bonds, Series A, 5.00%, 1/1/21	12,000	12,144

Director of the State of Nevada Department of Business & Industry Revenue Bonds, Brightline West Passenger (AMT), 0.50%, 7/1/21(3) (5) (6)	5,000	5,000

District of Columbia Revenue Bonds, Federal Highway Grant Anticipation, 5.00%, 12/1/20	4,855	4,894

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project, 1.80%, 11/19/20(3) (5) (6)	13,000	13,022

Fairfax County IDA Health Care Revenue Refunding Bonds, Series S, Inova Health System, 5.00%, 5/15/21(3) (5) (6)	15,000	15,349

Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates, 2.40%, 12/1/20(3) (5) (6)	3,750	3,763

Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/21	3,275	3,328

Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.30%, 8/16/21(3) (5) (6)	13,800	13,924

See Notes to the Financial Statements.

FIXED INCOME FUNDS   80   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.9% continued
Granite City Revenue Bonds (AMT), Waste Management, Inc. Project, 2.45%, 5/3/21(3) (5) (6)	$3,000	$3,032

Harris County Road G.O. Unlimited Refunding Bonds, Series A, 4.00%, 10/1/20	4,325	4,325

Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.), 2.40%, 6/1/21(3) (5) (6)	4,000	4,056

Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge, 1.90%, 10/1/21(3) (5) (6)	4,500	4,570

Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 4.00%, 1/1/21	520	525

Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 4.00%, 7/1/21	650	669

Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/1/21(3) (5) (6)	6,000	6,089

King County School District No. 403 Renton G.O. Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/1/20	3,000	3,019

Lawrence Township School Building Corp. Revenue Bonds (State Intercept Program), 4.00%, 7/15/21	1,000	1,029

Los Angeles TRANS, 4.00%, 6/24/21	71,690	73,683

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/21	8,000	8,160

Louisiana State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/15/20	62,220	62,581

Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric, 1.65%, 6/1/21(3) (5) (6)	7,250	7,295

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.9% continued

Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric, 1.65%, 6/1/21(3) (5) (6)	$13,250	$13,331

Louisville & Jefferson County Metropolitan Government PCR Variable Refunding Bonds, Louisville Gas, 1.85%, 4/1/21(3) (5) (6)	12,200	12,268

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Trevecca Towers, 2.00%, 1/1/21(3) (5) (6)	12,000	12,048

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1, 5.00%, 11/15/20(3) (5) (6)	14,000	14,026

Miami-Dade County Seaport Refunding G.O. Unlimited Bonds, Series C, 4.50%, 10/1/20	7,100	7,100

Michigan State Trunk Line Revenue Refunding Bonds, Series A, 5.00%, 11/15/20	2,200	2,213

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, 5.00%, 1/1/21	9,105	9,215

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, 0.85%, 4/29/21(3) (5) (6)	8,000	8,001

New York City Housing Development Corp. MFH Variable Revenue Bonds, Series G, 0.20%, 3/1/21(3) (5) (6)	35,000	34,994

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, 5.00%, 3/15/21	8,500	8,687

Ohio State HFA MFH Revenue Bonds, Sutter View Apartments, 1.62%, 7/1/21(3) (5) (6)	8,500	8,579

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	1,000	1,006

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   81   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.9% continued

Oregon State Housing & Community Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (Housing and Urban Development Sector 8 Program), 2.20%, 5/1/21(3) (5) (6)	$10,450	$10,560

Patchogue-Medford Union Free School District G.O. Unlimited TANS (State Aid Withholding), 3.00%, 6/25/21	24,000	24,474

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Waste Management, Inc. Project, 0.70%, 8/2/21(3) (5) (6)	7,000	7,006

Philadelphia School District Revenue TRANS, Series A, 4.00%, 6/30/21	13,000	13,364

Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured), 3.00%, 2/1/21	1,450	1,463

Rye City School District G.O. Unlimited BANS (State Aid Withholding), 1.75%, 7/1/21	18,150	18,346

Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project, 2.25%, 5/1/21(3) (5) (6)	20,000	20,035

Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.), 1.55%, 6/15/21(3) (5) (6)	6,000	6,025

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, Series B, 4.00%, 10/1/21(3) (5) (6)	3,035	3,147

U.S. Treasury Bill, 0.13%, 10/1/20(2)	50,000	50,000

University of Alaska Taxable Revenue Refunding Bonds, Series W (AGM Insured), 1.50%, 10/1/20	700	700

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/21	1,850	1,897

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 18.9% continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, 5.00%, 2/1/21	$3,300	$3,353

Westerville City School District G.O. Unlimited Bonds, 3.00%, 12/1/20	10,075	10,122

Worcester G.O. Limited Bonds, Series A, 4.00%, 2/1/21	4,810	4,871
Total Short-Term Investments
(Cost $871,933)		873,660

Total Investments – 101.3%
(Cost $4,639,453)		4,668,213
Liabilities less Other Assets – (1.3%)		(62,176)
NET ASSETS – 100.0%		$4,606,037

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(8)	Maturity date represents the prerefunded date.
(9)	Security has converted to a fixed rate as of July 1, 2008, and will continue at a fixed rate going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

See Notes to the Financial Statements.

FIXED INCOME FUNDS   82   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Paper	$—	$19,993	$—	$19,993

Corporate Bonds(1)	—	552,371	—	552,371

Foreign Issuer Bonds(1)	—	360,515	—	360,515

U.S. Government Obligations(1)	—	33,549	—	33,549

Municipal Bonds(1)	—	2,779,257	—	2,779,257

Investment Companies	48,868	—	—	48,868

Short-Term Investments	—	873,660	—	873,660

Total Investments	$48,868	$4,619,345	$—	$4,668,213
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   83   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 9.0%

Auto Floor Plan – 0.5%

Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A 2.84%, 3/15/24	$4,300	$4,446

NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2 2.56%, 10/17/22(1)	1,000	1,001

NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%), 0.79%, 2/15/23(1) (2)	2,250	2,251

Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 0.58%, 11/15/23(2)	9,100	9,116

		16,814

Automobile – 3.8%

AmeriCredit Automobile Receivables Trust, Series 2019-2, Class A2A 2.43%, 9/19/22	763	766

AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A 0.60%, 12/18/23	4,000	4,008

BMW Vehicle Owner Trust, Series 2020-A, Class A2 0.39%, 2/27/23	7,150	7,154

CarMax Auto Owner Trust, Series 2020-3, Class A2A 0.49%, 6/15/23	9,200	9,213

Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.60%, 5/15/29(1) (2)	304	304

Chesapeake Funding II LLC, Series 2017-3A, Class A1 1.91%, 8/15/29(1)	588	589

Chesapeake Funding II LLC, Series 2017-4A, Class A1 2.12%, 11/15/29(1)	999	1,007

Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 0.60%, 4/15/30(1) (2)	1,996	2,001

Chesapeake Funding II LLC, Series 2019-1A, Class A1 2.94%, 4/15/31(1)	3,664	3,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 9.0% continued

Automobile – 3.8% continued

Drive Auto Receivables Trust, Series 2020-1, Class A2 1.99%, 12/15/22	$2,440	$2,451

Enterprise Fleet Financing LLC, Series 2017-3, Class A2 2.13%, 5/22/23(1)	25	25

Enterprise Fleet Financing LLC, Series 2018-2, Class A2 3.14%, 2/20/24(1)	926	935

Ford Credit Auto Owner Trust, Series 2020-A, Class A2 1.03%, 10/15/22	1,400	1,405

Ford Credit Auto Owner Trust, Series 2020-B, Class A2 0.50%, 2/15/23	22,200	22,231

GM Financial Automobile Leasing Trust, Series 2019-3, Class A2A 2.09%, 10/20/21	760	763

GM Financial Automobile Leasing Trust, Series 2020-1, Class A3 1.67%, 12/20/22	2,720	2,761

GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A 1.50%, 3/16/23	756	761

Honda Auto Receivables Owner Trust, Series 2020-2, Class A2 0.74%, 11/15/22	7,000	7,019

Hyundai Auto Receivables Trust, Series 2020-A, Class A2 1.51%, 4/17/23	6,300	6,356

Hyundai Auto Receivables Trust, Series 2020-B, Class A2 0.38%, 3/15/23	12,600	12,609

Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A2 0.31%, 2/15/23(3)	4,500	4,499

Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A2 0.46%, 3/15/23	2,900	2,903
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A 2.28%, 2/15/22	158	158

Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A 2.07%, 1/17/23	2,535	2,552

See Notes to the Financial Statements.

FIXED INCOME FUNDS   84   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 9.0% continued

Automobile – 3.8% continued

Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A 0.62%, 5/15/23	$5,000	$5,006

Santander Retail Auto Lease Trust, Series 2019-A, Class A2 2.72%, 1/20/22(1)	4,200	4,224

Tesla Auto Lease Trust, Series 2020-A, Class A2 0.55%, 5/22/23(1)	2,000	2,003

Toyota Auto Receivables Owner Trust, Series 2020-B, Class A2 1.38%, 12/15/22	3,900	3,925

Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2 0.36%, 2/15/23	13,800	13,808

Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A 0.93%, 12/20/22	7,500	7,526

Wheels SPV, Series 2018-1A, Class A2 3.06%, 4/20/27(1)	185	186

World Omni Auto Receivables Trust, Series 2019-B, Class A2 2.63%, 6/15/22(1)	1,531	1,537

		134,445

Credit Card – 3.7%

American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 0.53%, 2/18/25(2)	2,000	2,005

American Express Credit Account Master Trust, Series 2019-1, Class A 2.87%, 10/15/24	4,600	4,777

American Express Credit Account Master Trust, Series 2019-2, Class A 2.67%, 11/15/24	9,300	9,650

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	3,000	3,028

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	1,000	1,015

Barclays Dryrock Issuance Trust, Series 2019-1, Class A 1.96%, 5/15/25	3,500	3,598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 9.0% continued

Credit Card – 3.7% continued

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1 2.84%, 12/15/24	$2,000	$2,070

Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2 1.72%, 8/15/24	9,100	9,349

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/15/24	1,000	1,037

Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 0.55%, 3/15/24(2)	1,545	1,551

Chase Issuance Trust, Series 2018-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.20%), 0.35%, 4/17/23(2)	3,000	3,003

Discover Card Execution Note Trust, Series 2019-A3, Class A 1.89%, 10/15/24	15,000	15,500

Golden Credit Card Trust, Series 2018-1A, Class A 2.62%, 1/15/23(1)	5,000	5,033

Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 0.47%, 5/15/23(1) (2)	5,000	5,003

Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.50%, 10/15/23(2)	17,000	17,030

Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	11,500	11,898

World Financial Network Credit Card Master Trust, Series 2017-C, Class A 2.31%, 8/15/24	3,000	3,002

World Financial Network Credit Card Master Trust, Series 2018-A, Class A 3.07%, 12/16/24	7,000	7,065

World Financial Network Credit Card Master Trust, Series 2019-A, Class A 3.14%, 12/15/25	12,745	13,166

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   85   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 9.0% continued

Credit Card – 3.7% continued

World Financial Network Credit Card Master Trust, Series 2019-B, Class A 2.49%, 4/15/26	$4,000	$4,123

World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	6,000	6,167

		129,070

Other – 0.9%

CCG Receivables Trust, Series 2018-2, Class A2 3.09%, 12/15/25	1,314	1,330

Dell Equipment Finance Trust, Series 2019-1, Class A2 2.78%, 8/23/21(1)	1,424	1,430

Dell Equipment Finance Trust, Series 2019-2, Class A2 1.95%, 12/22/21(1)	7,364	7,416

HPEFS Equipment Trust, Series 2019-1A, Class A3 2.21%, 9/20/29(1)	1,250	1,270

John Deere Owner Trust, Series 2020-B, Class A2 0.41%, 3/15/23	5,400	5,404

Verizon Owner Trust, Series 2019-A, Class A1A 2.93%, 9/20/23	4,250	4,355

Verizon Owner Trust, Series 2020-A, Class A1A 1.85%, 7/22/24	8,500	8,718

		29,923

Whole Loan – 0.1%

Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%), 0.70%, 12/19/59(1) (2)	418	418

Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%), 0.64%, 10/15/54(1) (2)	823	823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 9.0% continued

Whole Loan – 0.1% continued

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 0.66%, 7/15/58(1) (2)	$1,500	$1,500

		2,741

Total Asset-Backed Securities
(Cost $309,391)		312,993

CERTIFICATES OF DEPOSIT – 0.1%

Institutional Financial Services – 0.1%

Credit Suisse Group A.G., 2.00%	5,000,000	5,008

Total Certificates Of Deposit
(Cost $5,000)		5,008

COMMERCIAL PAPER – 1.6%

Aerospace & Defense – 0.5%

Boeing (The) Co., 2.24%, 10/29/20(4)	18,000	17,984

Banks – 0.1%

DNB Bank ASA, 0.15%, 11/30/20(1) (4)	5,000	4,999

Chemicals – 0.3%

EI du Pont de Nemours and Co., 0.85%, 12/3/20(1) (4)	8,500	8,497

Integrated Oils – 0.3%

BP Capital Markets PLC, 1.35%, 10/20/20(4)	8,500	8,499

Pharmaceuticals – 0.4%

AstraZeneca PLC, 2.00%, 11/2/20(4)	15,000	14,995

Total Commercial Paper
(Cost $54,922)		54,974

CORPORATE BONDS – 38.0%

Aerospace & Defense – 0.4%

Boeing (The) Co., 2.30%, 8/1/21	7,190	7,285

Northrop Grumman Corp., 2.55%, 10/15/22	725	755

Raytheon Co., 3.13%, 10/15/20	7,192	7,199

		15,239

See Notes to the Financial Statements.

FIXED INCOME FUNDS   86   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 38.0% continued

Airlines – 0.4%

Southwest Airlines Co., 2.65%, 11/5/20	$14,536	$14,539

Apparel & Textile Products – 0.3%

VF Corp., 2.05%, 4/23/22	8,450	8,663

Automobiles Manufacturing – 4.8%

American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.60%, 11/5/21 (2)	12,550	12,574

2.20%, 6/27/22	5,800	5,978

0.88%, 7/7/23	26,790	27,010

BMW U.S. Capital LLC,

(Floating, ICE LIBOR USD 3M + 0.41%), 0.68%, 4/12/21 (1) (2)	4,200	4,206

3.40%, 8/13/21 (1)	1,935	1,985

3.80%, 4/6/23 (1)	6,700	7,219

Daimler Finance North America LLC,

(Floating, ICE LIBOR USD 3M + 0.45%), 0.71%, 2/22/21 (1) (2)	9,228	9,231

3.00%, 2/22/21 (1)	4,535	4,579

2.88%, 3/10/21 (1)	6,006	6,068

3.35%, 5/4/21 (1)	1,000	1,016

General Motors Financial Co., Inc., 3.45%, 1/14/22	7,272	7,458

Hyundai Capital America,

(Floating, ICE LIBOR USD 3M + 0.82%), 1.07%, 3/12/21 (1) (2)	3,600	3,600

2.85%, 11/1/22 (1)	5,830	6,029

1.25%, 9/18/23 (1)	18,180	18,140

Nissan Motor Acceptance Corp., 3.65%, 9/21/21 (1)	1,348	1,375

(Floating, ICE LIBOR USD 3M + 0.89%), 1.16%, 1/13/22 (1) (2)	3,000	2,965

Toyota Motor Credit Corp.,

(Floating, ICE LIBOR USD 3M + 0.29%), 0.57%, 10/7/21 (2)	1,000	1,002

(Floating, ICE LIBOR USD 3M + 0.69%), 0.96%, 1/11/22 (2)	1,500	1,511

2.65%, 4/12/22	6,970	7,209

1.15%, 5/26/22	20,000	20,253

Volkswagen Group of America
Finance LLC, 3.88%, 11/13/20 (1)	4,675	4,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Automobiles Manufacturing – 4.8% continued

2.90%, 5/13/22 (1)	$5,000	$5,169

3.13%, 5/12/23 (1)	5,880	6,207

		165,477

Banks – 3.5%

Capital One N.A., 2.15%, 9/6/22	2,500	2,570

Citibank N.A.,

(Floating, ICE LIBOR USD 3M + 0.57%), 0.83%, 7/23/21 (2)	6,000	6,023

(Variable, ICE LIBOR USD 3M + 0.53%), 3.17%, 2/19/22 (5)	9,500	9,603

(Floating, ICE LIBOR USD 3M + 0.60%), 0.85%, 5/20/22 (2)	7,500	7,520

Citizens Bank N.A., 3.25%, 2/14/22	6,150	6,374

PNC Bank N.A.,

(Floating, ICE LIBOR USD 3M + 0.25%), 0.51%, 1/22/21 (2)	7,730	7,736

2.50%, 1/22/21	5,000	5,025

(Floating, ICE LIBOR USD 3M + 0.43%), 0.67%, 12/9/22 (2)	7,500	7,524

Truist Bank, 2.63%, 1/15/22	1,180	1,213

(Floating, ICE LIBOR USD 3M + 0.59%), 0.87%, 5/17/22 (2)	4,808	4,839

Truist Financial Corp., 2.05%, 5/10/21	5,678	5,731

3.05%, 6/20/22	13,000	13,548

U.S. Bank N.A., 3.00%, 2/4/21	5,000	5,035

(Floating, ICE LIBOR USD 3M + 0.18%), 0.45%, 1/21/22 (2)	22,094	22,124

Wells Fargo & Co., 4.60%, 4/1/21	2,000	2,042

(Floating, ICE LIBOR USD 3M + 0.93%), 1.18%, 2/11/22 (2)	7,000	7,017

(Floating, ICE LIBOR USD 3M + 1.11%), 1.37%, 1/24/23 (2)	2,000	2,015

3.07%, 1/24/23	4,863	5,016

		120,955

Biotechnology – 0.3%

Gilead Sciences, Inc., 0.75%, 9/29/23	11,030	11,053

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   87   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Cable & Satellite – 0.0%

Comcast Corp.,

(Floating, ICE LIBOR USD 3M + 0.63%), 0.91%, 4/15/24(2)	$1,300	$1,309

Chemicals – 0.7%

3M Co., 2.00%, 6/26/22	715	736

Albemarle Corp.,

(Floating, ICE LIBOR USD 3M + 1.05%), 1.33%, 11/15/22 (2)	6,570	6,546

DuPont de Nemours, Inc., 3.77%, 11/15/20	8,600	8,635

2.17%, 5/1/23	7,480	7,557

Ecolab, Inc., 3.25%, 1/14/23	712	754

		24,228

Commercial Finance – 0.1%

Air Lease Corp.,

(Floating, ICE LIBOR USD 3M + 0.67%), 0.92%, 6/3/21(2)	1,800	1,787

Communications Equipment – 0.4%

Apple, Inc., 0.75%, 5/11/23	11,990	12,112

Consumer Finance – 1.3%

American Express Co.,

(Floating, ICE LIBOR USD 3M + 0.53%), 0.81%, 5/17/21 (2)	10,400	10,426

Capital One Bank U.S.A. N.A.,

(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (5)	12,480	12,692

Capital One Financial Corp., 2.40%, 10/30/20	470	470

Fiserv, Inc., 4.75%, 6/15/21	2,878	2,963

PayPal Holdings, Inc., 2.20%, 9/26/22	8,090	8,362

1.35%, 6/1/23	10,500	10,725

		45,638

Consumer Products – 0.1%

Clorox (The) Co., 3.80%, 11/15/21	500	519

Unilever Capital Corp., 0.38%, 9/14/23	4,200	4,208

		4,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Diversified Banks – 2.4%

Bank of America Corp.,

(Floating, ICE LIBOR USD 3M + 1.42%), 1.69%, 4/19/21 (2)	$7,000	$7,052

2.63%, 4/19/21	2,497	2,529

5.00%, 5/13/21	2,000	2,058

(Floating, ICE LIBOR USD 3M + 0.65%), 0.95%, 10/1/21 (2)	3,330	3,330

(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 1/23/22 (2)	9,950	9,958

3.30%, 1/11/23	7,141	7,580

Citigroup, Inc., 2.70%, 3/30/21	2,000	2,024

(Floating, ICE LIBOR USD 3M + 1.07%), 1.32%, 12/8/21 (2)	5,000	5,046

(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (5)	5,100	5,193

JPMorgan Chase & Co.,

(Floating, ICE LIBOR USD 3M + 1.48%), 1.73%, 3/1/21 (2)	1,830	1,839

2.55%, 3/1/21	278	280

4.63%, 5/10/21	600	616

2.40%, 6/7/21	7,039	7,127

3.25%, 9/23/22	10,061	10,634

(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (5)	13,300	13,820

(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23 (5)	1,000	1,034

(Floating, ICE LIBOR USD 3M + 0.89%), 1.15%, 7/23/24 (2)	2,100	2,117

		82,237

Electrical Equipment Manufacturing – 0.7%

Honeywell International, Inc., 1.85%, 11/1/21	300	305

(Floating, ICE LIBOR USD 3M + 0.23%), 0.50%, 8/19/22 (2)	12,100	12,109

Otis Worldwide Corp.,

(Floating, ICE LIBOR USD 3M + 0.45%), 0.23%, 4/5/23 (2)	6,200	6,204

Roper Technologies, Inc., 3.00%, 12/15/20	3,600	3,611

0.45%, 8/15/22	3,160	3,158

		25,387

See Notes to the Financial Statements.

FIXED INCOME FUNDS   88   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Entertainment Content – 0.1%

Fox Corp., 3.67%, 1/25/22	$3,054	$3,185

Financial Services – 2.6%

Ameriprise Financial, Inc., 3.00%, 3/22/22	5,350	5,552

Bank of New York Mellon (The) Corp., 1.95%, 8/23/22	4,100	4,228

1.85%, 1/27/23	3,375	3,482

BlackRock, Inc., 4.25%, 5/24/21	789	809

Goldman Sachs Group (The), Inc.,

(Floating, ICE LIBOR USD 3M + 1.77%), 2.02%, 2/25/21 (2)	550	554

2.35%, 11/15/21	5,366	5,378

(Floating, ICE LIBOR USD 3M + 0.75%), 1.01%, 2/23/23 (2)	7,160	7,183

(Floating, ICE LIBOR USD 3M + 1.00%), 1.26%, 7/24/23 (2)	2,000	2,011

Intercontinental Exchange, Inc., 0.70%, 6/15/23	11,460	11,481

(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 6/15/23 (2)	9,700	9,715

Morgan Stanley, 2.50%, 4/21/21	1,900	1,923

5.50%, 7/28/21	4,500	4,688

(Floating, ICE LIBOR USD 3M + 1.18%), 1.45%, 1/20/22 (2)	10,000	10,029

2.75%, 5/19/22	3,050	3,160

(Floating, U.S. SOFR + 0.70%), 0.79%, 1/20/23 (2)	18,600	18,638

3.13%, 1/23/23	1,800	1,903

TD Ameritrade Holding Corp., 2.95%, 4/1/22	563	582

		91,316

Food & Beverage – 0.9%

Cargill, Inc., 1.38%, 7/23/23 (1)	1,500	1,534

General Mills, Inc.,

(Floating, ICE LIBOR USD 3M + 1.01%), 1.28%, 10/17/23 (2)	670	677

JM Smucker (The) Co., 3.50%, 10/15/21	2,000	2,062

3.00%, 3/15/22	4,000	4,148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Food & Beverage – 0.9% continued

Keurig Dr. Pepper, Inc., 3.55%, 5/25/21	$685	$699

Mondelez International, Inc., 0.63%, 7/1/22	13,290	13,337

Tyson Foods, Inc., 2.25%, 8/23/21	9,480	9,630

		32,087

Forest & Paper Products Manufacturing – 0.1%

Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,686	4,704

Hardware – 0.3%

Dell International LLC/EMC Corp., 4.42%, 6/15/21 (1)	2,198	2,250

Hewlett Packard Enterprise Co.,

(Floating, ICE LIBOR USD 3M + 0.68%), 0.93%, 3/12/21 (2)	4,690	4,700

(Floating, ICE LIBOR USD 3M + 0.72%), 0.95%, 10/5/21 (2)	1,495	1,495

2.25%, 4/1/23	2,600	2,681

		11,126

Health Care Facilities & Services – 1.4%

Cigna Corp.,

(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 9/17/21 (2)	7,000	7,001

3.40%, 9/17/21	3,166	3,258

(Floating, ICE LIBOR USD 3M + 0.89%), 1.17%, 7/15/23 (2)	6,300	6,365

CVS Health Corp.,

(Floating, ICE LIBOR USD 3M + 0.72%), 0.96%, 3/9/21 (2)	19,201	19,249

3.35%, 3/9/21	797	808

2.13%, 6/1/21	2,159	2,182

3.50%, 7/20/22	1,250	1,311

2.75%, 12/1/22	2,500	2,607

3.70%, 3/9/23	451	483

McKesson Corp., 3.65%, 11/30/20	5,322	5,351

		48,615

Home Improvement – 0.3%

Whirlpool Corp., 4.85%, 6/15/21	11,108	11,454

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   89   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Homebuilders – 0.1%

D.R. Horton, Inc., 2.55%, 12/1/20	$1,560	$1,565

Integrated Oils – 1.3%

BP Capital Markets America, Inc., 2.94%, 4/6/23	2,200	2,327

Chevron Corp.,

(Floating, ICE LIBOR USD 3M + 0.48%), 0.73%, 3/3/22 (2)	3,485	3,505

1.14%, 5/11/23	13,162	13,417

Chevron U.S.A., Inc.,

(Floating, ICE LIBOR USD 3M + 0.20%), 0.46%, 8/11/23 (2)	26,867	26,862

Exxon Mobil Corp., 1.90%, 8/16/22	400	412
1.57%, 4/15/23	55	57

		46,580

Life Insurance – 2.4%

MassMutual Global Funding II, (Floating, ICE LIBOR USD 3M + 0.15%), 0.43%, 1/7/22 (1) (2)	25,000	25,020

0.85%, 6/9/23 (1)	11,000	11,116

MetLife, Inc., 3.05%, 12/15/22	3,500	3,699

Metropolitan Life Global Funding I, 0.90%, 6/8/23 (1)	12,900	13,039

New York Life Global Funding,

(Floating, ICE LIBOR USD 3M + 0.28%), 0.53%, 1/28/21 (1) (2)	1,000	1,001

(Floating, ICE LIBOR USD 3M + 0.28%), 0.55%, 1/21/22 (1) (2)	16,680	16,723

1.10%, 5/5/23 (1)	11,260	11,450

Prudential Financial, Inc., 4.50%, 11/15/20	2,717	2,731

		84,779

Machinery Manufacturing – 1.7%

Caterpillar Financial Services Corp.,

(Floating, ICE LIBOR USD 3M + 0.23%), 0.48%, 3/15/21 (2)	300	300

(Floating, ICE LIBOR USD 3M + 0.28%), 0.53%, 9/7/21 (2)	20,115	20,153

(Floating, ICE LIBOR USD 3M + 0.22%), 0.45%, 1/6/22 (2)	11,340	11,350

(Floating, ICE LIBOR USD 3M + 0.59%), 3.20%, 6/6/22 (2)	1,650	1,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Machinery Manufacturing – 1.7% continued

(Floating, ICE LIBOR USD 3M + 0.51%), 0.79%, 5/15/23 (2)	$1,300	$1,309
CNH Industrial Capital LLC, 4.88%, 4/1/21	654	667
3.88%, 10/15/21	3,438	3,532
1.95%, 7/2/23	3,750	3,820

John Deere Capital Corp., 3.20%, 1/10/22	6,690	6,934
0.55%, 7/5/22	7,500	7,539

		57,264

Managed Care – 0.3%

UnitedHealth Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.07%), 0.35%, 10/15/20(2)	10,305	10,305

Medical Equipment & Devices Manufacturing – 0.0%

Abbott Laboratories, 2.55%, 3/15/22	500	517

Pharmaceuticals – 0.8%

AbbVie, Inc., 2.30%, 11/21/22 (1)	10,000	10,347

Bristol-Myers Squibb Co., 2.88%, 2/19/21	6,320	6,382

Upjohn, Inc., 1.13%, 6/22/22 (1)	12,400	12,496

		29,225

Pipeline – 0.6%

Energy Transfer Operating L.P., 4.65%, 6/1/21	3,529	3,584

Enterprise Products Operating LLC, 2.80%, 2/15/21	14,300	14,429

Sunoco Logistics Partners Operations L.P., 4.40%, 4/1/21	1,640	1,664

		19,677

Property & Casualty Insurance – 0.3%

Allstate (The) Corp.,

(Floating, ICE LIBOR USD 3M + 0.43%), 0.65%, 3/29/21 (2)	3,000	3,006

Aon Corp., 2.20%, 11/15/22	5,540	5,732

Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	2,300	2,317

		11,055

See Notes to the Financial Statements.

FIXED INCOME FUNDS   90   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%), 0.63%, 4/1/21(1) (2)	$8,165	$8,179

Railroad – 0.8%

Union Pacific Corp., 3.20%, 6/8/21	28,760	29,329

Real Estate – 0.1%

American Campus Communities Operating Partnership L.P., 3.75%, 4/15/23	2,290	2,408

Refining & Marketing – 1.7%

Phillips 66, 4.30%, 4/1/22	4,335	4,572
3.70%, 4/6/23	4,000	4,282

Valero Energy Corp.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.40%, 9/15/23 (2)	50,100	49,928

		58,782

Restaurants – 0.2%

McDonald’s Corp., 2.75%, 12/9/20	510	511

(Floating, ICE LIBOR USD 3M + 0.43%), 0.68%, 10/28/21 (2)	2,803	2,811

Starbucks Corp., 1.30%, 5/7/22	2,040	2,068

		5,390

Retail - Consumer Discretionary – 0.2%

Amazon.com, Inc., 0.40%, 6/3/23	4,420	4,440

eBay, Inc., 2.60%, 7/15/22	1,000	1,033

		5,473

Semiconductors – 0.1%

Intel Corp., 3.10%, 7/29/22	2,370	2,491

Software & Services – 0.8%

Equifax, Inc.,

(Floating, ICE LIBOR USD 3M + 0.87%), 1.15%, 8/15/21 (2)	1,700	1,707

IBM Credit LLC, 2.65%, 2/5/21	1,500	1,512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Software & Services – 0.8% continued

International Business Machines Corp.,

(Floating, ICE LIBOR USD 3M + 0.40%), 0.65%, 5/13/21 (2)	$21,264	$21,317

1.88%, 8/1/22	2,600	2,678

Microsoft Corp., 2.65%, 11/3/22	2,000	2,093

		29,307

Supermarkets & Pharmacies – 0.4%

Kroger (The) Co., 3.30%, 1/15/21	11,928	12,001
2.60%, 2/1/21	1,250	1,257

		13,258

Transportation & Logistics – 1.0%

PACCAR Financial Corp.,

(Floating, ICE LIBOR USD 3M + 0.20%), 0.45%, 11/13/20 (2)	500	500
3.15%, 8/9/21	395	405
2.65%, 5/10/22	5,500	5,700
2.00%, 9/26/22	3,260	3,360
2.65%, 4/6/23	4,000	4,217
0.80%, 6/8/23	3,060	3,082
0.35%, 8/11/23	16,090	16,067

Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.65%, 7/29/21 (1)	2,400	2,456

Ryder System, Inc., 2.88%, 6/1/22	279	289

		36,076

Travel & Lodging – 0.2%

Marriott International, Inc., 2.88%, 3/1/21	2,930	2,948

(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 3/8/21 (2)	3,200	3,187

		6,135

Utilities – 3.3%

Ameren Corp., 2.70%, 11/15/20	4,330	4,334

Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20	1,450	1,452

Dominion Energy, Inc.,

(Floating, ICE LIBOR USD 3M + 0.53%), 0.78%, 9/15/23 (2)	16,600	16,627

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   91   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued

Utilities – 3.3% continued

DTE Energy Co., 11/1/22 (6)	$22,000	$21,994
2.25%, 11/1/22	4,200	4,342

Duke Energy Corp.,

(Floating, ICE LIBOR USD 3M + 0.50%), 0.76%, 5/14/21 (1) (2)	15,150	15,186

3.55%, 9/15/21	1,317	1,346

Duke Energy Progress LLC,

(Floating, ICE LIBOR USD 3M + 0.18%), 0.43%, 2/18/22 (2)	17,500	17,495

Florida Power & Light Co.,

(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 7/28/23 (2)	7,030	7,035

NextEra Energy Capital Holdings, Inc., 2.40%, 9/1/21	5,830	5,941
2.90%, 4/1/22	14,000	14,496

PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.47%, 9/28/23 (2)	6,150	6,151

		116,399

Waste & Environment Services & Equipment – 0.0%

Waste Management, Inc., 4.60%, 3/1/21	565	569

Wireless Telecommunications Services – 0.4%

AT&T, Inc.,

(Floating, ICE LIBOR USD 3M + 0.95%), 1.23%, 7/15/21 (2)	11,450	11,527

Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.24%, 3/16/22 (2)	3,600	3,641

		15,168
Total Corporate Bonds
(Cost $1,316,580)		1,325,769

FOREIGN ISSUER BONDS – 29.8%

Auto Parts Manufacturing – 0.0%

Toyota Industries Corp., 3.11%, 3/12/22(1)	1,900	1,961

Automobiles Manufacturing – 0.1%

Toyota Motor Corp., 2.16%, 7/2/22	3,400	3,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Banks – 16.6%

ABN AMRO Bank N.V., 2.65%, 1/19/21 (1)	$2,105	$2,120

ANZ New Zealand International Ltd., 1.90%, 2/13/23 (1)	11,500	11,844

Australia & New Zealand Banking Group Ltd.,

(Floating, ICE LIBOR USD 3M + 0.32%), 0.56%, 11/9/20 (1) (2)	300	300

(Floating, ICE LIBOR USD 3M + 0.46%), 0.74%, 5/17/21 (1) (2)	2,370	2,377

2.30%, 6/1/21	25,500	25,841

(Floating, ICE LIBOR USD 3M + 0.87%), 1.13%, 11/23/21 (1) (2)	765	772

2.55%, 11/23/21	1,219	1,251

2.63%, 5/19/22	14,000	14,525

(Floating, ICE LIBOR USD 3M + 0.58%), 0.82%, 11/9/22 (1) (2)	4,193	4,229
2.05%, 11/21/22	12,700	13,146

Banque Federative du Credit Mutuel S.A., 2.13%, 11/21/22 (1)	13,700	14,139
Barclays Bank PLC, 2.65%, 1/11/21	10,700	10,744
1.70%, 5/12/22	5,770	5,870

Canadian Imperial Bank of Commerce,

(Floating, U.S. SOFR + 0.80%), 0.88%, 3/17/23 (2)	19,500	19,644

Commonwealth Bank of Australia,

(Floating, ICE LIBOR USD 3M + 0.83%), 1.08%, 9/6/21 (1) (2)	9,604	9,673

(Floating, ICE LIBOR USD 3M + 0.70%), 0.95%, 3/10/22 (1) (2)	10,145	10,225

Cooperatieve Rabobank U.A., 2.50%, 1/19/21	5,200	5,235

(Floating, ICE LIBOR USD 3M + 0.43%), 0.67%, 4/26/21 (2)	5,575	5,587

3.13%, 4/26/21	1,120	1,138

3.88%, 2/8/22	1,000	1,048

(Floating, ICE LIBOR USD 3M + 0.48%), 0.75%, 1/10/23 (2)	12,000	12,063

Credit Suisse A.G., 3.00%, 10/29/21	4,165	4,282

2.10%, 11/12/21	4,300	4,381

(Floating, U.S. SOFR + 0.45%), 0.53%, 2/4/22 (2)	20,650	20,692

See Notes to the Financial Statements.

FIXED INCOME FUNDS   92   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Banks – 16.6% continued

Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	$3,550	$3,609

DBS Group Holdings Ltd., 2.85%, 4/16/22 (1)	7,600	7,841

DNB Bank ASA,

(Floating, ICE LIBOR USD 3M + 0.37%), 0.67%, 10/2/20 (1) (2)	2,500	2,500

(Floating, ICE LIBOR USD 3M + 1.07%), 1.31%,6/2/21 (1) (2)	10,000	10,068

2.38%, 6/2/21 (1)	8,000	8,113

(Floating, ICE LIBOR USD 3M + 0.62%), 0.86%, 12/2/22 (1) (2)	8,600	8,664

2.15%, 12/2/22 (1)	5,535	5,729

ING Groep N.V.,

(Floating, ICE LIBOR USD 3M + 1.15%), 1.37%, 3/29/22 (2)	7,040	7,108

Lloyds Banking Group PLC, 3.00%, 1/11/22	400	412

(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (5)	18,900	19,427

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (5)	4,100	4,124

Macquarie Bank Ltd., 2.10%, 10/17/22 (1)	6,000	6,193

National Australia Bank Ltd., 3.38%, 9/20/21	2,600	2,672
3.70%, 11/4/21	3,560	3,687

(Floating, ICE LIBOR USD 3M + 0.89%), 1.16%, 1/10/22 (1) (2)	12,914	13,035

2.80%, 1/10/22	3,531	3,644

1.88%, 12/13/22	9,500	9,811

National Bank of Canada, 2.10%, 2/1/23	500	517

Nordea Bank Abp, 1.00%, 6/9/23 (1)	13,685	13,868

(Floating, ICE LIBOR USD 3M + 0.94%), 1.20%, 8/30/23 (1) (2)	1,400	1,402

Santander UK Group Holdings PLC, 2.88%, 8/5/21	39,909	40,712

Santander UK PLC, 3.40%, 6/1/21	1,000	1,021

Skandinaviska Enskilda Banken AB, 2.63%, 3/15/21	5,990	6,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Banks – 16.6% continued

3.25%, 5/17/21 (1)	$10,000	$10,178

1.88%, 9/13/21	364	370

3.05%, 3/25/22 (1)	15,350	15,926

2.20%, 12/12/22 (1)	5,400	5,592

(Floating, ICE LIBOR USD 3M + 0.32%), 0.57%, 9/1/23 (1) (2)	16,800	16,797

Svenska Handelsbanken AB, 2.45%, 3/30/21	1,015	1,026

(Floating, ICE LIBOR USD 3M + 0.47%), 0.73%, 5/24/21 (2)	1,000	1,003

3.35%, 5/24/21	3,000	3,060

1.88%, 9/7/21	13,360	13,557

0.63%, 6/30/23 (1)	19,400	19,467

Swedbank AB, 2.80%, 3/14/22 (1)	4,600	4,753

1.30%, 6/2/23 (1)	4,100	4,178

0.60%, 9/25/23 (1)	22,800	22,750

Toronto-Dominion Bank (The), 2.50%, 12/14/20	5,674	5,700

(Floating, ICE LIBOR USD 3M + 0.27%), 0.52%, 3/17/21 (2)	10,000	10,013

(Floating, ICE LIBOR USD 3M + 0.43%), 0.68%, 6/11/21 (2)	10,512	10,539

0.45%, 9/11/23	21,000	20,961

Westpac Banking Corp., 2.65%, 1/25/21	500	504

(Floating, ICE LIBOR USD 3M + 0.85%), 1.12%, 1/11/22 (2)	9,000	9,085

2.80%, 1/11/22	935	965

(Floating, ICE LIBOR USD 3M + 0.39%), 0.66%, 1/13/23 (2)	16,375	16,429
2.00%, 1/13/23	5,040	5,225

		579,415

Central Bank – 0.1%

Bank of England Euro Note, 0.50%, 4/28/23(1)	4,700	4,727

Commercial Finance – 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/1/21	5,000	5,154
4.45%, 12/16/21	6,900	7,050

Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (1)	1,000	1,004

		13,208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   93   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Diversified Banks – 6.0%

Bank of Montreal,

(Floating, ICE LIBOR USD 3M + 0.79%), 1.04%, 8/27/21 (2)	$14,581	$14,681

1.90%, 8/27/21	3,080	3,127

(Floating, ICE LIBOR USD 3M + 0.57%), 0.80%, 3/26/22 (2)	1,627	1,636

2.90%, 3/26/22	14,320	14,857

Bank of Nova Scotia (The), 2.35%, 10/21/20	8,105	8,114

(Floating, ICE LIBOR USD 3M + 0.42%), 0.66%, 1/25/21 (2)	3,520	3,524

3.13%, 4/20/21	12,000	12,185

(Floating, ICE LIBOR USD 3M + 0.64%), 0.89%, 3/7/22 (2)	1,923	1,938

1.95%, 2/1/23	4,000	4,134
1.63%, 5/1/23	2,800	2,873

BNP Paribas S.A., 2.95%, 5/23/22 (1)	6,100	6,321

HSBC Holdings PLC, 2.95%, 5/25/21	900	915

(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (5)	7,900	8,167

Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	6,800	6,978
3.22%, 3/7/22	6,200	6,435
2.62%, 7/18/22	26,330	27,285

Mizuho Financial Group, Inc.,

(Floating, ICE LIBOR USD 3M + 1.14%), 1.39%, 9/13/21 (2)	5,000	5,045

(Floating, ICE LIBOR USD 3M + 0.61%), 0.86%, 9/8/24 (2)	23,600	23,545

Royal Bank of Canada,

(Floating, ICE LIBOR USD 3M + 0.73%), 0.98%, 2/1/22 (2)	10,000	10,091

2.75%, 2/1/22	4,000	4,133

(Floating, ICE LIBOR USD 3M + 0.47%), 0.74%, 4/29/22 (2)	9,800	9,851

(Floating, ICE LIBOR USD 3M + 0.36%), 0.63%, 1/17/23 (2)	2,500	2,508

1.95%, 1/17/23	8,050	8,327

1.60%, 4/17/23	12,790	13,126

Sumitomo Mitsui Financial Group, Inc.,

(Floating, ICE LIBOR USD 3M + 1.68%), 1.92%, 3/9/21 (2)	5,000	5,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Diversified Banks – 6.0% continued

(Floating, ICE LIBOR USD 3M + 1.11%), 1.38%, 7/14/21 (2)	$800	$806

(Floating, ICE LIBOR USD 3M + 1.14%), 1.41%, 10/19/21 (2)	1,330	1,344

2.78%, 10/18/22	2,261	2,360

		209,340

Financial Services – 2.1%

GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	10,921	10,946

Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23 (1)	25,200	25,237

UBS A.G., 1.75%, 4/21/22 (1)	17,850	18,174

UBS Group A.G., 3.49%, 5/23/23 (1)	17,776	18,539

		72,896

Food & Beverage – 0.6%

Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/21 (1)	3,100	3,149
2.13%, 9/19/22 (1)	17,590	18,152

		21,301

Government Development Banks – 0.9%

BNG Bank N.V., 0.75%, 4/17/23 (1)	9,200	9,304

Japan Bank for International Cooperation, 1.63%, 10/17/22	4,400	4,511

1.75%, 1/23/23	6,400	6,598

Kreditanstalt fuer Wiederaufbau, 2.38%, 3/24/21	411	415

Nederlandse Waterschapsbank N.V., 1.50%, 8/27/21 (1)	3,000	3,033

Svensk Exportkredit AB, 0.75%, 4/6/23	6,300	6,363

		30,224

Government Regional – 0.1%

Kommuninvest I Sverige AB, 0.50%, 2/2/22(1)	2,800	2,808

See Notes to the Financial Statements.

FIXED INCOME FUNDS   94   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.8% continued

Integrated Oils – 1.4%

BP Capital Markets PLC,

(Floating, ICE LIBOR USD 3M + 0.25%), 0.51%, 11/24/20 (2)	$10,975	$10,979

(Floating, ICE LIBOR USD 3M + 0.87%), 1.11%, 9/16/21 (2)	5,433	5,466

Shell International Finance B.V., 0.38%, 9/15/23	16,050	15,991

Total Capital International S.A., 2.22%, 7/12/21	15,200	15,399

		47,835

Medical Equipment & Devices Manufacturing – 0.1%

DH Europe Finance II S.a.r.l., 2.05%, 11/15/22	2,400	2,474

Pharmaceuticals – 0.7%

AstraZeneca PLC, 2.38%, 11/16/20	3,171	3,179

GlaxoSmithKline Capital PLC,

(Floating, ICE LIBOR USD 3M + 0.35%), 0.61%, 5/14/21 (2)	2,000	2,004

3.13%, 5/14/21	1,020	1,038

0.53%, 10/1/23	13,600	13,621

Sanofi, 4.00%, 3/29/21	4,524	4,608

		24,450

Supranationals – 0.7%

European Investment Bank,

(Floating, U.S. SOFR + 0.28%), 0.36%, 3/5/24 (1) (2)	18,400	18,387

Nordic Investment Bank, 0.38%, 5/19/23	7,500	7,522

		25,909
Total Foreign Issuer Bonds
(Cost $1,030,261)		1,040,054

U.S. GOVERNMENT AGENCIES – 4.4% (7)

Fannie Mae – 1.9%

2.25%, 4/12/22	6,705	6,922

2.38%, 1/19/23	5,000	5,245

0.25%, 7/10/23	20,000	19,996

Federal National Mortgage Association, 0.25%, 5/22/23	20,000	20,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.4% (7) continued

Fannie Mae – 1.9% continued

Pool #FM3019, 3.50%, 2/1/35	$6,706	$7,097

Pool #MA3932, 3.50%, 2/1/35	6,459	6,858

		66,132

Federal Farm Credit Bank – 0.3%

0.25%, 5/6/22	10,000	10,016

Freddie Mac – 2.2%

Federal Home Loan Mortgage Corp., 0.13%, 7/25/22	10,530	10,520
0.38%, 5/5/23	20,240	20,327
0.25%, 8/24/23	20,380	20,394

Freddie Mac, 0.38%, 4/20/23	20,000	20,106

Pool #ZS8641, 2.50%, 2/1/32	7,074	7,406

		78,753
Total U.S. Government Agencies
(Cost $154,229)		154,901

U.S. GOVERNMENT OBLIGATIONS – 6.8%

U.S. Treasury Floating Rate Notes – 2.6%

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.21%, 4/30/22(2)	62,000	62,060

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.16%, 7/31/22(2)	29,000	28,998

		91,058

U.S. Treasury Notes – 4.2%

1.13%, 8/31/21	25,000	25,225

2.63%, 12/15/21	9,000	9,269

1.38%, 1/31/22	9,585	9,744

2.13%, 5/15/22	10,000	10,324

1.75%, 7/15/22	5,000	5,145

0.13%, 7/31/22	255	255

1.50%, 8/15/22	18,000	18,464

1.63%, 11/15/22	7,000	7,221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   95   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 6.8% continued

U.S. Treasury Notes – 4.2% continued

1.63%, 12/15/22	$50,000	$51,645

1.38%, 2/15/23	7,300	7,513

		144,805
Total U.S. Government Obligations
(Cost $232,281)		235,863

MUNICIPAL BONDS – 0.6%

Florida – 0.2%

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,811

Michigan – 0.1%

West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/21	2,000	2,032

New York – 0.3%

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	10,143
Total Municipal Bonds
(Cost $19,826)		19,986

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	202,827,361	$202,827
Total Investment Companies
(Cost $202,827)		202,827

Total Investments – 96.1%
(Cost $3,325,317)		3,352,375

Other Assets less Liabilities – 3.9%		136,366
NET ASSETS – 100.0%		$3,488,741

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(3)	Level 3 asset.
(4)	Discount rate at the time of purchase.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME FUNDS   96   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities:
Automobile	$ —	$129,946	$4,499	$134,445
All Other Industries(1)	—	178,548	—	178,548
Total Asset-Backed Securities	—	308,494	4,499	312,993
Certificates Of Deposit	—	5,008	—	5,008
Commercial Paper	—	54,974	—	54,974
Corporate Bonds	—	1,325,769	—	1,325,769
Foreign Issuer Bonds	—	1,040,054	—	1,040,054
U.S. Government Agencies	—	154,901	—	154,901
U.S. Government Obligations	—	235,863	—	235,863
Municipal Bonds	—	19,986	—	19,986
Investment Companies	202,827	—	—	202,827
Total Investments	$202,827	$3,145,049	$4,499	$3,352,375
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   97   FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 9.8% (1)

Fannie Mae – 7.4%

Pool #555649, 7.50%, 10/1/32	$26	$29

Pool #AS4186, 2.50%, 1/1/30	555	587

Pool #AS8597, 2.50%, 1/1/32	568	600

Pool #BH9277, 3.50%, 2/1/48	371	392

Pool #BM1239, 3.50%, 2/1/32	136	145

Pool #BM5017, 3.00%, 3/1/30	146	155

Pool #FM1454, 2.50%, 9/1/28	162	171

Pool #FM1472, 3.50%, 3/1/34	216	228

Pool #FM1842, 3.50%, 6/1/34	127	134

Pool #FM1849, 3.50%, 12/1/33	436	464

Pool #FM1852, 3.00%, 7/1/33	160	171

Pool #FM1897, 3.00%, 9/1/32	459	493

Pool #FM3308, 3.00%, 4/1/32	148	156

Pool #MA2709, 2.50%, 8/1/31	428	448

		4,173

Freddie Mac – 1.5%

Pool #SB0084, 3.00%, 2/1/32	315	337

Pool #SB0215, 3.00%, 2/1/32	162	170

Pool #SB0216, 3.00%, 12/1/32	185	195

Pool #ZS7325, 2.50%, 7/1/29	151	158

Pool #ZS7735, 2.00%, 1/1/32	3	3

		863

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.8% (1) continued

Freddie Mac Gold – 0.3%

Pool #E09021, 2.50%, 2/1/28	$167	$175

Government National Mortgage Association – 0.4%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	198	206

Government National Mortgage Association I – 0.2%

Pool #676682, 4.50%, 6/15/25	55	58

Pool #782618, 4.50%, 4/15/24	23	24

Pool #783245, 5.00%, 9/15/24	24	24

Pool #783489, 5.00%, 6/15/25	11	12

		118
Total U.S. Government Agencies
(Cost $5,387)		5,535

U.S. GOVERNMENT OBLIGATIONS – 88.5%

U.S. Treasury Notes – 88.5%

0.13%, 8/31/22	14,168	14,167

0.13%, 8/15/23	13,656	13,645

0.25%, 8/31/25	11,659	11,650

0.50%, 8/31/27	7,460	7,481

0.63%, 8/15/30	2,868	2,854

		49,797
Total U.S. Government Obligations
(Cost $49,783)		49,797

See Notes to the Financial Statements.

FIXED INCOME FUNDS   98   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	384,334	$384
Total Investment Companies
(Cost $384)		384

Total Investments – 99.0%
(Cost $55,554)		55,716

Other Assets less Liabilities – 1.0%		589
NET ASSETS – 100.0%		$56,305

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$ —	$ 5,535	$—	$ 5,535
U.S. Government Obligations(1)	—	49,797	—	49,797
Investment Companies	384	—	—	384
Total Investments	$384	$55,332	$—	$55,716
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   99   FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

FIXED INCOME FUNDS   100   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2020, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Short-Intermediate U.S. Government	Long and Short	Hedging/Liquidity

U.S. Government	Long and Short	Hedging/Liquidity

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses)

on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2020.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2020, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

On January 6, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2020.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2020 and fiscal year ended March 31, 2020, were approximately $20,000 and $25,000, respectively, for the High Yield Fixed Income Fund. These amounts are included in Payments for Shares Redeemed in Note 8 - Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

Short Bond	Daily	Monthly

Short-Intermediate U.S. Government	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.

FIXED INCOME FUNDS   102   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

At March 31, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Core Bond	$549	$(549)	$–

Fixed Income	1,960	(1,915)	(45)

High Yield Fixed Income	1,119	(1,119)	–

Short Bond	107	(107)	–

Short-Intermediate U.S. Government	38	(38)	–

Ultra-Short Fixed Income	19	(19)	–

U.S. Government	22	(22)	–

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2020, the Core Bond, Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds utilized approximately $7,806,000, $30,993,000, $1,936,000, $2,216,000, $166,000, $2,054,000 and $1,326,000, respectively, in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

	SHORT-TERM	LONG-TERM
	CAPITAL LOSS	CAPITAL LOSS
Amounts in thousands	CARRYFORWARD	CARRYFOWARD

Fixed Income	$–	$5,602

High Yield Fixed Income	139,794	314,220

Short Bond	3,094	9,451

Short-Intermediate U.S. Government	2,749	1,389

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
	TAX-EXEMPT	ORDINARY	LONG-TERM	UNREALIZED
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS	GAINS (LOSSES)

Core Bond	$–	$1,248	$–	$(525)

Fixed Income	–	–	–	(14,497)

High Yield Fixed Income	–	4,241	–	(667,457)

Short Bond	–	4	–	(2,789)

Short-Intermediate U.S. Government	–	9	–	459

Tax-Advantaged Ultra-Short Fixed Income	689	3,086	596	(7,382)

Ultra-Short Fixed Income	–	3,259	1,634	(28,335)

U.S. Government	–	986	–	549

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Core Bond	$–	$5,492	$–

Fixed Income	–	24,458	–

High Yield Fixed Income	–	234,921	–

Short Bond	–	9,601	–

Short-Intermediate U.S. Government	–	863	–

Tax-Advantaged Ultra-Short Fixed Income	42,812	19,399	80

Ultra-Short Fixed Income	-	56,840	-

U.S. Government	–	543	–

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
	TAX-EXEMPT	ORDINARY	LONG-TERM
Amounts in thousands	INCOME	INCOME*	CAPITAL GAINS

Core Bond	$–	$8,361	$–

Fixed Income	–	41,378	–

High Yield Fixed Income	–	236,381	–

Short Bond	–	13,035	–

Short-Intermediate U.S. Government	–	2,240	–

Tax-Advantaged Ultra-Short Fixed Income	39,264	18,604	–

Ultra–Short Fixed Income	–	52,938	426

U.S. Government	–	734	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third–party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. NTI has also contractually agreed to reimburse acquired fund fees and expenses related to investments in non–money market mutual funds or exchange traded funds managed by NTI for the Short Bond, Short–Intermediate U.S. Government and U.S. Government

FIXED INCOME FUNDS   104   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Funds. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL
	MANAGEMENT FEES
				CONTRACTUAL
	FIRST	NEXT	OVER	EXPENSE
	$1.5 BILLION	$1 BILLION	$2.5 BILLION	LIMITATIONS

Core Bond	0.38%	0.369%	0.358%	0.40%

Fixed Income	0.43%	0.417%	0.404%	0.45%

High Yield Fixed Income	0.79%	0.766%	0.743%	0.78%

Short Bond	0.38%	0.369%	0.358%	0.40%

Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%

Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2021. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This

NORTHERN FUNDS SEMIANNUAL REPORT   105   FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*

Tax-Advantaged Ultra-Short Fixed Income	$-	$1,000

*	During the six months ended September 30, 2020, the realized gains (losses) associated with these transactions were zero.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT OTHER		U.S. GOVERNMENT	OTHER

Core Bond	$250,565	$49,382	$235,410	$29,003

Fixed Income	846,149	213,556	900,995	124,630

High Yield Fixed Income	–	1,096,423	–	1,301,720

Short Bond	52,054	90,611	69,699	52,821

Short-Intermediate U.S. Government	180,848	–	154,234	2,342

Tax-Advantaged Ultra-Short Fixed Income	129,796	1,965,328	183,587	926,927

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Ultra-Short Fixed Income	$202,984	$1,203,451	$68,219	$666,752

U.S. Government	142,687	–	122,942	1,476

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Core Bond	$6,476	$(1,025)	$5,451	$248,186

Fixed Income	30,238	(11,688)	18,550	921,541

High Yield Fixed Income	114,936	(292,805)	(177,869)	3,530,824

Short Bond	8,500	(1,690)	6,810	406,311

Short-Intermediate U.S. Government	180	(2)	178	77,806

Tax-Advantaged Ultra-Short Fixed Income	31,727	(2,967)	28,760	4,639,453

Ultra-Short Fixed Income	27,805	(747)	27,058	3,325,317

U.S. Government	121	(5)	116	55,600

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	7,381	$80,799	55	$597	(3,195)	$(34,736)	4,241	$46,660

Fixed Income	16,145	171,694	214	2,272	(12,150)	(127,132)	4,209	46,834

High Yield Fixed Income	117,988	715,223	1,764	10,847	(151,166)	(906,406)	(31,414)	(180,336)

Short Bond	3,405	64,652	66	1,239	(1,733)	(32,880)	1,738	33,011

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FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Short-Intermediate U.S. Government	2,766	$27,894	2	$23	(866)	$(8,747)	1,902	$19,170

Tax-Advantaged Ultra-Short Fixed Income	188,008	1,921,482	358	3,652	(107,313)	(1,096,238)	81,053	828,896

Ultra-Short Fixed Income	182,849	1,887,609	796	8,209	(63,361)	(652,967)	120,284	1,242,851

U.S. Government	2,104	21,491	4	40	(477)	(4,878)	1,631	16,653

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	7,012	$73,237	168	$1,743	(13,873)	$(143,224)	(6,693)	$(68,244)

Fixed Income	17,342	178,912	592	6,074	(20,342)	(207,809)	(2,408)	(22,823)

High Yield Fixed Income	151,872	985,597	3,454	22,449	(165,215)	(1,040,550)	(9,889)	(32,504)

Short Bond	5,891	111,014	140	2,624	(8,789)	(164,879)	(2,758)	(51,241)

Short-Intermediate U.S. Government	1,203	11,816	22	220	(1,746)	(17,026)	(521)	(4,990)

Tax-Advantaged Ultra-Short Fixed Income	236,399	2,404,938	1,457	14,815	(264,438)	(2,684,791)	(26,582)	(265,038)

Ultra-Short Fixed Income	186,429	1,908,793	2,607	26,641	(210,050)	(2,146,411)	(21,014)	(210,977)

U.S. Government	1,012	9,934	34	332	(966)	(9,449)	80	817

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Northern Institutional
	Funds -
	U.S. Government

Core Bond	Portfolio (Shares)	$3,047	$115,467	$100,843	$–	$–	$4	$17,671	17,670,987
	Northern Institutional
	Funds -
	U.S. Government

Fixed Income	Portfolio (Shares)	3,804	391,481	365,231	–	–	12	30,054	30,054,197
	Northern Institutional
	Funds -
	U.S. Government

High Yield Fixed Income	Portfolio (Shares)	24,246	870,275	842,794	–	–	31	51,727	51,726,888
	FlexShares® Disciplined
	Duration MBS Index

Short Bond	Fund	4,791	–	–	90	–	65	4,881	202,000
	Northern Institutional
	Funds -
	U.S. Government
	Portfolio (Shares)	2,157	100,655	100,714	–	–	4	2,098	2,097,961

	Total	$6,948	$100,655	$100,714	$90	$–	$69	$6,979	2,299,961

	FlexShares® Disciplined
Short-Intermediate U.S. Government	Duration MBS Index Fund	2,303	–	2,342	(18)	57	21	–	–

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS ) (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Northern Institutional
	Funds -
	U.S. Government
	Portfolio (Shares)	$5,263	$62,548	$67,032	$–	$–	$4	$779	778,744
	Total	$7,566	$62,548	$69,374	$(18)	$57	$25	$779	778,744

	Northern Institutional
Tax-Advantaged	Funds -
Ultra-Short Fixed	U.S. Government
Income	Portfolio (Shares)	177,309	1,701,315	1,829,756	–	–	82	48,868	48,867,972

	Northern Institutional
	Funds -
Ultra-Short Fixed	U.S. Government
Income	Portfolio (Shares)	74,350	1,401,999	1,273,522	–	–	69	202,827	202,827,361

	FlexShares® Disciplined
	Duration MBS Index
U.S. Government	Fund	1,452	–	1,476	(12)	36	13	—	—

	Northern Institutional

	Funds -
	U.S. Government
	Portfolio (Shares)	1,704	47,535	48,855	–	–	2	384	384,334

	Total	$3,156	$47,535	$50,331	$(12)	$36	$15	$384	384,334

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2020:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$39

Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	80

Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	57

U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	54
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(32)
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(65)
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(28)
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(26)

Volume of derivative activity for the six months ended September 30, 2020*:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Short-Intermediate U.S. Government	2	$3,892

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FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

U.S. Government	2	$3,641

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

13. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4—Bank Borrowings.

NORTHERN FUNDS SEMIANNUAL REPORT   109   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 102), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 105), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.41%	$1,000.00	$1,056.90	$2.11

Hypothetical	0.41%	$1,000.00	$1,022.95	$2.07

FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.45%	$1,000.00	$1,068.20	$2.33

Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28

HIGH YIELD FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.78%	$1,000.00	$1,173.00	$4.24

Hypothetical	0.78%	$1,000.00	$1,021.10	$3.94

SHORT BOND
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.40%	$1,000.00	$1,037.30	$2.04

Hypothetical	0.40%	$1,000.00	$1,023.00	$2.02

SHORT-INTERMEDIATE U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.41%	$1,000.00	$1,006.10	$2.06

Hypothetical	0.41%	$1,000.00	$1,022.95	$2.07

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.25%	$1,000.00	$1,014.60	$1.26

Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

ULTRA - SHORT FIXED IN COME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.25%	$1,000.00	$1,031.40	$1.27

Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26

U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.42%	$1,000.00	$1,007.50	$2.11

Hypothetical	0.42%	$1,000.00	$1,022.90	$2.12

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

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FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, with the exception of:

∎	the U.S. Government Fund, which was in the fourth quintile for the one-, three- and five-year periods; and

∎	the Tax-Advantaged Ultra-Short Fixed Income Fund, which was in the fourth quintile for the one- and five-year periods and in the fifth quintile for the three-year period.

They also considered that all of the Funds underperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2020, except for the Tax-Advantaged Ultra-Short Fixed Income Fund, which outperformed its benchmark for the one-, three- and five-year periods.

They also considered that none of the Funds was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted that the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other things, the Trustees noted, with respect to the Funds:

∎	actual management fees were equal to or lower than the medians of their respective peer groups and universes, with the exception of the High Yield Fixed Income Fund, whose actual management fees were higher than its respective group and universe medians, the Fixed Income Fund, Tax-Advantaged Ultra-Short Fixed Income Fund and Ultra-Short Fixed Income Fund, whose actual management fees were higher than their respective expense universe medians; and

∎	all of the Funds’ actual expenses, after reimbursement and fee waivers, were in the first quintile of their respective peer group and peer universe, with the exception of the High Yield Fixed Income Fund, which was in the second quintile of its peer group and universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Funds had breakpoints, thus ensuring that as these Funds grew, shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that the High Yield Fixed Income Fund, Ultra-Short Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund had the specified asset levels as of January 31, 2020 at which one or more breakpoints on their management fees

FIXED INCOME FUNDS   114   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

were triggered. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Funds’ asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

NORTHERN FUNDS SEMIANNUAL REPORT   115   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS   116   NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN FIXED INCOME INDEX FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

86	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

90	NOTES TO THE FINANCIAL STATEMENTS

97	FUND EXPENSES

98	APPROVAL OF MANAGEMENT AGREEMENT

104	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND

ASSETS:

Investments, at value	$3,463,988	$121,314

Investments in affiliates, at value	154,966	774

Interest income receivable	17,210	456

Receivable for securities sold	26,106	2,838

Receivable for fund shares sold	1,365	94

Receivable from investment adviser	28	2

Prepaid and other assets	10	15

Total Assets	3,663,673	125,493

LIABILITIES:

Payable for securities purchased	35,865	2,790

Payable for when-issued securities	133,690	—

Payable for fund shares redeemed	3,729	99

Distributions payable to shareholders	1,222	27

Payable to affiliates:

Management fees	74	3

Custody fees	11	1

Shareholder servicing fees	18	—

Transfer agent fees	113	4

Trustee fees	12	4

Accrued other liabilities	37	7

Total Liabilities	174,771	2,935

Net Assets	$3,488,902	$122,558

ANALYSIS OF NET ASSETS:

Capital stock	$3,235,735	$114,452

Distributable earnings	253,167	8,106

Net Assets	$3,488,902	$122,558

Shares Outstanding ($.0001 par value, unlimited authorization)	309,286	5,172

Net Asset Value, Redemption and Offering Price Per Share	$11.28	$23.70

Investments, at cost	$3,241,771	$112,833

Investments in affiliates, at cost	154,966	774

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     2     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:

Interest Income	$34,933	$956

Dividend income from investments in affiliates	43	—

Total Investment Income	34,976	956

EXPENSES:

Management fees	2,084	78

Custody fees	128	6

Transfer agent fees	617	23

Blue sky fees	25	10

Printing fees	9	3

Audit fees	18	9

Legal fees	21	11

Shareholder servicing fees	52	—

Trustee fees	14	3

Other	16	6

Total Expenses	2,984	149

Less expenses reimbursed by investment adviser	(558)	(55)

Net Expenses	2,426	94

Net Investment Income	32,550	862

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains on:

Investments	28,511	399

Net changes in unrealized appreciation (depreciation) on:

Investments	38,052	(917)

Net Gains (Losses)	66,563	(518)

Net Increase in Net Assets Resulting from Operations	$99,113	$344

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     3     FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

	BOND INDEX FUND		U.S. TREASURY INDEX FUND

Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020
OPERATIONS:

Net investment income	$32,550	$79,101	$862	$1,866

Net realized gains	28,511	35,532	399	539

Net change in unrealized appreciation (depreciation)	38,052	145,919	(917)	8,676

Net Increase in Net Assets Resulting from Operations	99,113	260,552	344	11,081

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	490,277	(253,114)	20,030	9,021

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	490,277	(253,114)	20,030	9,021

DISTRIBUTIONS PAID:

Distributable earnings	(36,560)	(91,564)	(861)	(1,866)

Total Distributions Paid	(36,560)	(91,564)	(861)	(1,866)

Total Increase (Decrease) in Net Assets	552,830	(84,126)	19,513	18,236

NET ASSETS:

Beginning of period	2,936,072	3,020,198	103,045	84,809

End of period	$3,488,902	$2,936,072	$122,558	$103,045

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     4     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$11.05	$10.45	$10.31	$10.47	$10.74	$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.28	0.28	0.26	0.25	0.25

Net realized and unrealized gains (losses)	0.24	0.65	0.15	(0.14)	(0.24)	(0.06)

Total from Investment Operations	0.36	0.93	0.43	0.12	0.01	0.19

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)	(0.30)	(0.29)	(0.28)	(0.27)	(0.27)

From net realized gains	—	(0.03)	—	—	(0.01)	(0.02)

Total Distributions Paid	(0.13)	(0.33)	(0.29)	(0.28)	(0.28)	(0.29)

Net Asset Value, End of Period	$11.28	$11.05	$10.45	$10.31	$10.47	$10.74

Total Return(1)	3.25%	9.01%	4.33%	1.13%	0.14%	1.90%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,488,902	$2,936,072	$3,020,198	$2,769,946	$2,496,618	$2,630,015

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.19%	0.18%	0.17%	0.17%	0.17%	0.17%

Net investment income, net of reimbursements and credits(3)	2.04%	2.63%	2.78%	2.50%	2.35%	2.40%

Net investment income, before reimbursements and credits	2.00%	2.60%	2.76%	2.48%	2.33%	2.38%

Portfolio Turnover Rate	40.80%	53.74%	70.72%	44.51%	65.28%	88.99%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $73,000, $83,000, $109,000, $97,000, $126,000 and $87,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     5     FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$23.79	$21.43	$21.03	$21.35	$22.13	$22.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.45	0.43	0.38	0.34	0.32

Net realized and unrealized gains (losses)	(0.09)	2.36	0.40	(0.32)	(0.70)	0.16

Total from Investment Operations	0.08	2.81	0.83	0.06	(0.36)	0.48

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)	(0.45)	(0.43)	(0.38)	(0.34)	(0.32)

From net realized gains	—	—	—	—	(0.08)	(0.20)

Total Distributions Paid	(0.17)	(0.45)	(0.43)	(0.38)	(0.42)	(0.52)

Net Asset Value, End of Period	$23.70	$23.79	$21.43	$21.03	$21.35	$22.13

Total Return(1)	0.34%	13.29%	4.03%	0.24%	(1.63)%	2.25%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$122,558	$103,045	$84,809	$81,477	$108,599	$123,516

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.16%	0.16%	0.18%	0.17%	0.16%	0.16%

Expenses, before reimbursements and credits	0.25%	0.28%	0.32%	0.28%	0.25%	0.26%

Net investment income, net of reimbursements and credits(3)	1.44%	2.04%	2.08%	1.74%	1.53%	1.47%

Net investment income, before reimbursements and credits	1.35%	1.92%	1.94%	1.63%	1.44%	1.37%

Portfolio Turnover Rate	26.03%	50.28%	37.64%	34.21%	38.93%	68.57%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, and 2017, respectively, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     6     NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A

3.17%, 3/15/25	$50	$53

Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1

3.52%, 10/15/23	200	207

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A

4.06%, 11/15/30	100	114

Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A

2.84%, 3/15/24	200	207

Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A

3.06%, 4/15/26	150	162

Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A

2.44%, 9/15/26	400	425

		1,168

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2018-3, Class A4

3.12%, 7/17/23	100	103

Ally Auto Receivables Trust, Series 2019-4, Class A3

1.84%, 6/17/24	100	102

Ally Auto Receivables Trust, Series 2019-4, Class A4

1.92%, 1/15/25	100	103

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D

3.42%, 4/18/23	100	103

AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B

3.58%, 10/18/24	100	104

AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C

3.74%, 10/18/24	100	106

BMW Vehicle Owner Trust, Series 2020-A, Class A3

0.48%, 10/25/24	100	100

Capital One Prime Auto Receivables Trust, Series 2020-1, Class A3

1.60%, 11/15/24	100	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Automobile – 0.2% continued

Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4

1.63%, 8/15/25	$100	$103

CarMax Auto Owner Trust, Series 2017-4, Class A4

2.33%, 5/15/23	100	102

Carmax Auto Owner Trust, Series 2018-4, Class A4

3.48%, 2/15/24	500	528

CarMax Auto Owner Trust, Series 2019-2, Class A3

2.68%, 3/15/24	200	206

CarMax Auto Owner Trust, Series 2019-2, Class A4

2.77%, 12/16/24	200	210

CarMax Auto Owner Trust, Series 2019-3, Class A3

2.18%, 8/15/24	100	103

CarMax Auto Owner Trust, Series 2019-3, Class A4

2.30%, 4/15/25	100	105

CarMax Auto Owner Trust, Series 2020-1, Class A3

1.89%, 12/16/24	150	154

CarMax Auto Owner Trust, Series 2020-2, Class A3

1.70%, 11/15/24	285	292

Ford Credit Auto Lease Trust, Series 2019-B, Class A4

2.27%, 11/15/22	100	102

Ford Credit Auto Owner Trust, Series 2017-C, Class B

2.35%, 4/15/23	100	101

Ford Credit Auto Owner Trust, Series 2017-C, Class C

2.50%, 5/15/24	100	101

Ford Credit Auto Owner Trust, Series 2019-B, Class A4

2.24%, 10/15/24	100	104

GM Financial Automobile Leasing Trust, Series 2020-1, Class A3 1.67%, 12/20/22	100	101

GM Financial Automobile Leasing Trust, Series 2020-1, Class A4

1.70%, 12/20/23	100	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     7     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Automobile – 0.2% continued

GM Financial Automobile Leasing Trust, Series 2020-3, Class A3

0.45%, 8/21/23(1)	$100	$100

GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4

2.71%, 8/16/24	100	105

GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3

2.18%, 4/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3

1.75%, 7/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3

0.45%, 4/16/25	200	200

Honda Auto Receivables Owner Trust, Series 2018-4, Class A4

3.30%, 7/15/25	100	105

Honda Auto Receivables Owner Trust, Series 2019-2, Class A3

2.52%, 6/21/23	200	205

Honda Auto Receivables Owner Trust, Series 2019-3, Class A4

1.85%, 8/15/25	100	103

Honda Auto Receivables Owner Trust, Series 2020-3, Class A3

0.37%, 10/18/24	150	150

Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A3

2.00%, 10/17/22	100	102

Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3

0.40%, 11/15/23(1)	150	150

Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A3

1.94%, 3/15/24	100	102

Nissan Auto Lease Trust, Series 2019-B, Class A4

2.29%, 4/15/25	100	102

Nissan Auto Lease Trust, Series 2020-B, Class A3

0.43%, 10/16/23(1)	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Automobile – 0.2% continued

Nissan Auto Receivables Owner Trust, Series 2019-B, Class A3

2.50%, 11/15/23	$100	$102

Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4

1.95%, 5/15/26	100	104

Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3

0.55%, 7/15/24	250	251

Santander Drive Auto Receivables Trust, Series 2018-3, Class D

4.07%, 8/15/24	50	52

Santander Drive Auto Receivables Trust, Series 2019-1, Class D

3.65%, 4/15/25	50	52

Santander Drive Auto Receivables Trust, Series 2020-3, Class A3

0.52%, 7/15/24	100	100

Santander Drive Auto Receivables Trust, Series 2020-3, Class B

0.69%, 3/17/25	100	100

Santander Drive Auto Receivables Trust, Series 2020-3, Class C

1.12%, 1/15/26	100	100

Santander Drive Auto Receivables Trust, Series 2020-3, Class D

1.64%, 11/16/26	75	75

Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4

2.12%, 2/15/23	100	101

Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3

2.57%, 8/15/23	100	103

Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4

1.99%, 2/18/25	100	104

Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3

1.66%, 5/15/24	100	102

USAA Auto Owner Trust, Series 2019-1, Class A4

2.14%, 11/15/24	50	51

World Omni Auto Receivables Trust, Series 2019-C, Class A3

1.96%, 12/16/24	100	103

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     8     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Automobile – 0.2% continued
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	$100	$104
World Omni Auto Receivables Trust, Series 2020-A, Class A3
1.70%, 1/17/23	100	102
World Omni Auto Receivables Trust, Series 2020-C, Class A3
0.48%, 11/17/25	200	200
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3
2.03%, 11/15/22	100	102

		7,023

Commercial Mortgage-Backed Securities – 1.3%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	328
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	284
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	285
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	115
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	235
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	355
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	118
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	100	108
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	238
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	360
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	227
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	340
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	280

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	$200	$219
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	429
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	1,000	1,050
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	513
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	231
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	111
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	179
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	219
Benchmark Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	260
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	175
Benchmark Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	531
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	118
Benchmark Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	100	107
Benchmark Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	108
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	239
Benchmark Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	400	429

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     9     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
Benchmark Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	$300	$326
Benchmark Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	783	956
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	120
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	141
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	220
Benchmark Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	212
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	518
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	514
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	110
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	282
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	282
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	226
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	239
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	166
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	$250	$271
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	283
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	383	392
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	383
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	109
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	109
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	216
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	223
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	276
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	166
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	336
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	276
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	275
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	284
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	116

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     10     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	$200	$236
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	240
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	346
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	108
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	326
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	120	125
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	452
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	329
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	550
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	274
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	559
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	218
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	542
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	222
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	$225	$246
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	551
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	109
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	222
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	360
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	117
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	215
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	281
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 9/15/53	100	104
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	104
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	171	176
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	104
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.19%, 7/10/46(2) (3)	200	214
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     11     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	$300	$329
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	273
GS Mortgage Securities Trust, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	219
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	108
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	217
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	283
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	228
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	175
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	169
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	336
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	52
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	547
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	546
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	$150	$165
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	225
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	110
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	166
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	227
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	350	400
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	113
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	532

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     12     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	$200	$228
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	1,000	1,051
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.30%, 8/15/46(2) (3)	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	825	891
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	277
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	108
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	178
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	119
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	$250	$282
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	519
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	219
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	227
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	278
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	282
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	197
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	114
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	173
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	235
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	176
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	235
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	121
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	174
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     13     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	$250	$262
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	132	137
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	108
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	279
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	216
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	334
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	336
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	222
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	278
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	108
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	274
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	218
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	162
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	283
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Commercial Mortgage-Backed Securities – 1.3% continued
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	$100	$115
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	175
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	182
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	119
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	231
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	110
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	538
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	52
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	205	210
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	524
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	158
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	269
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	272
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5

4.05%, 3/15/47	100	109

		44,288

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     14     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2017-7, Class A 2.35%, 5/15/25	$100	$104
American Express Credit Account Master Trust, Series 2018-2, Class A 3.01%, 10/15/25	150	160
American Express Credit Account Master Trust, Series 2019-1, Class A 2.87%, 10/15/24	250	260
BA Credit Card Trust, Series 2019-A1, Class A1 1.74%, 1/15/25	200	206
Barclays Dryrock Issuance Trust, Series 2019-1, Class A 1.96%, 5/15/25	100	103
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3 2.43%, 1/15/25	200	206
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6 2.29%, 7/15/25	200	208
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2 1.72%, 8/15/24	200	205
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3 2.06%, 8/15/28	250	269
Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/15/24	200	207
Chase Issuance Trust, Series 2020-A1, Class A1 1.53%, 1/15/25	200	206
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.15%, 6/15/39	150	220
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2 2.19%, 11/20/23	100	102
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3 3.29%, 5/23/25	100	108
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6 3.21%, 12/7/24	150	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Credit Card – 0.2% continued
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7 3.96%, 10/13/30	$200	$242
Discover Card Execution Note Trust, Series 2017-A2, Class A2 2.39%, 7/15/24	150	154
Discover Card Execution Note Trust, Series 2018-A1, Class A1 3.03%, 8/15/25	200	212
Discover Card Execution Note Trust, Series 2019-A1, Class A1 3.04%, 7/15/24	200	207
Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	200	207
Synchrony Card Funding LLC, Series 2019-A2, Class A 2.34%, 6/15/25	200	206
Synchrony Card Issuance Trust, Series 2018-A1, Class A 3.38%, 9/15/24	200	206
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A 2.62%, 10/15/25	100	104
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A 3.47%, 5/15/26	100	107
World Financial Network Credit Card Master Trust, Series 2016-A, Class A 2.03%, 4/15/25	100	101
World Financial Network Credit Card Master Trust, Series 2019-A, Class A 3.14%, 12/15/25	125	129
World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	200	205

		4,803

Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3 2.84%, 3/1/26	100	105
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3 4.24%, 8/15/23	48	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     15     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.7% continued

Other – 0.0% continued
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	$150	$158
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	49	51
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	120

		484

Total Asset-Backed Securities

(Cost $54,146)		57,766

CORPORATE BONDS – 22.8%

Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	166
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	592

		758

Aerospace & Defense – 0.6%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,054
7.95%, 8/15/24	1,400	1,672
2.85%, 10/30/24	110	111
4.88%, 5/1/25	300	326
2.25%, 6/15/26	250	243
6.13%, 2/15/33	135	160
3.30%, 3/1/35	55	52
6.63%, 2/15/38	100	120
5.88%, 2/15/40	75	85
3.50%, 3/1/45	500	441
5.81%, 5/1/50	2,000	2,420
General Dynamics Corp.,
2.25%, 11/15/22	500	518
2.13%, 8/15/26	350	376
4.25%, 4/1/40	1,000	1,258
3.60%, 11/15/42	155	183
Hexcel Corp., 4.70%, 8/15/25	150	167
L3Harris Technologies, Inc., 4.40%, 6/15/28	449	535

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Aerospace & Defense – 0.6% continued
Lockheed Martin Corp., 3.55%, 1/15/26	$600	$682
3.60%, 3/1/35	135	162
4.07%, 12/15/42	868	1,084
3.80%, 3/1/45	230	273
4.09%, 9/15/52	20	26
Northrop Grumman Corp., 3.25%, 1/15/28	1,000	1,124
5.05%, 11/15/40	250	335
4.75%, 6/1/43	250	326
4.03%, 10/15/47	60	73
Precision Castparts Corp., 2.50%, 1/15/23	500	521
3.90%, 1/15/43	100	116
4.38%, 6/15/45	350	436
Raytheon Technologies Corp., 3.50%, 3/15/27 (4)	500	562
4.13%, 11/16/28	750	888
7.50%, 9/15/29	100	145
6.05%, 6/1/36	600	852
6.13%, 7/15/38	175	251
5.70%, 4/15/40	500	706
4.70%, 12/15/41	100	123
4.50%, 6/1/42	450	568
3.75%, 11/1/46	750	859

		19,833

Airlines – 0.0%
Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	140	140
United Airlines Pass Through Trust, Series 2019-1, Class AA, 4.15%, 8/25/31	1,731	1,727

		1,867

Apparel & Textile Products – 0.0%
NIKE, Inc., 2.38%, 11/1/26	250	272
3.63%, 5/1/43	75	88
3.38%, 11/1/46	500	566

		926

Auto Parts Manufacturing – 0.0%
Aptiv Corp., 4.15%, 3/15/24	300	330

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     16     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Auto Parts Manufacturing – 0.0% continued
BorgWarner, Inc., 4.38%, 3/15/45	$170	$201

		531

Automobiles Manufacturing – 0.3%
American Honda Finance Corp., 2.60%, 11/16/22	125	131
3.63%, 10/10/23	500	545
Daimler Finance North America LLC, 8.50%, 1/18/31	175	271
General Motors Co., 6.13%, 10/1/25	1,000	1,162
5.00%, 4/1/35	500	542
6.25%, 10/2/43	1,050	1,244
6.75%, 4/1/46	145	178
5.40%, 4/1/48	267	295
General Motors Financial Co., Inc., 3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,097
4.00%, 10/6/26	750	804
5.65%, 1/17/29	150	175
Harley-Davidson, Inc., 4.63%, 7/28/45	670	723
Toyota Motor Credit Corp., 2.70%, 1/11/23	625	656
2.90%, 3/30/23	3,000	3,181
2.25%, 10/18/23	545	572

		11,627

Banks – 1.1%
Bank of America N.A., 6.00%, 10/15/36	250	359
Discover Bank, 2.70%, 2/6/30	250	262
Fifth Third Bancorp, 3.65%, 1/25/24	570	622
8.25%, 3/1/38	275	449
Fifth Third Bank N.A., 2.88%, 10/1/21	250	256
HSBC Bank U.S.A. N.A., 7.00%, 1/15/39	350	517
HSBC U.S.A., Inc., 3.50%, 6/23/24	1,000	1,079
Huntington National Bank (The), 3.55%, 10/6/23	1,000	1,088

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Banks – 1.1% continued
KeyBank N.A., 1.25%, 3/10/23	$1,500	$1,528
3.30%, 6/1/25	250	279
M&T Bank Corp., 3.55%, 7/26/23	100	108
MUFG Americas Holdings Corp., 3.50%, 6/18/22	150	157
PNC Bank N.A., 2.63%, 2/17/22	750	773
2.70%, 11/1/22	750	784
2.95%, 1/30/23	500	526
3.80%, 7/25/23	1,000	1,089
PNC Financial Services Group (The), Inc., 3.30%, 3/8/22	150	156
2.85%, 11/9/22	100	105
3.15%, 5/19/27	1,000	1,114
Regions Financial Corp., 2.75%, 8/14/22	250	260
Synchrony Bank, 3.00%, 6/15/22	250	258
Truist Bank, 3.00%, 2/2/23	1,361	1,434
2.75%, 5/1/23	350	369
3.63%, 9/16/25	250	282
4.05%, 11/3/25	600	694
3.80%, 10/30/26	250	289
Truist Financial Corp., 2.75%, 4/1/22	150	155
2.85%, 10/26/24	1,000	1,084
U.S. Bancorp, 2.63%, 1/24/22	115	118
3.00%, 3/15/22	75	78
2.95%, 7/15/22	1,700	1,775
3.60%, 9/11/24	350	388
2.38%, 7/22/26	1,000	1,090
U.S. Bank N.A., 2.80%, 1/27/25	250	272
Wells Fargo & Co., 2.63%, 7/22/22	2,000	2,074
3.07%, 1/24/23	480	495
3.45%, 2/13/23	125	132
4.13%, 8/15/23	200	218
3.30%, 9/9/24	1,095	1,193

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     17     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Banks – 1.1% continued
3.00%, 2/19/25	$655	$708
3.00%, 4/22/26	1,365	1,486
3.00%, 10/23/26	600	656
4.30%, 7/22/27	110	126
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (5)	585	655
5.38%, 2/7/35	425	581
5.95%, 12/15/36	100	131
3.90%, 5/1/45	950	1,111
4.40%, 6/14/46	850	1,015
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 4/4/51 (5)	3,500	4,790
Wells Fargo Bank N.A., (Variable, ICE LIBOR USD 3M + 0.61%), 2.90%, 5/27/22 (5)	1,020	1,036
5.85%, 2/1/37	250	341
6.60%, 1/15/38	300	441

		36,986

Biotechnology – 0.3%
Amgen, Inc., 3.88%, 11/15/21	207	213
2.70%, 5/1/22	1,000	1,034
3.20%, 11/2/27	250	280
5.15%, 11/15/41	126	167
4.40%, 5/1/45	250	310
4.66%, 6/15/51	1,000	1,302
2.77%, 9/1/53 (4)	1,876	1,801
Baxalta, Inc., 4.00%, 6/23/25	225	255
Biogen, Inc., 4.05%, 9/15/25	95	108
5.20%, 9/15/45	100	134
Gilead Sciences, Inc., 3.25%, 9/1/22	145	152
3.50%, 2/1/25	250	277
3.65%, 3/1/26	2,000	2,254
4.60%, 9/1/35	1,000	1,286
4.80%, 4/1/44	245	316
4.50%, 2/1/45	150	188
4.75%, 3/1/46	210	274

		10,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25	$625	$723
3.75%, 2/15/28	1,790	1,979
5.05%, 3/30/29	305	366
2.80%, 4/1/31	715	744
4.80%, 3/1/50	1,500	1,706
Comcast Corp., 3.38%, 2/15/25	145	160
2.35%, 1/15/27	570	611
3.30%, 2/1/27	1,335	1,506
4.15%, 10/15/28	1,450	1,747
3.40%, 4/1/30	1,000	1,154
4.25%, 1/15/33	1,550	1,926
7.05%, 3/15/33	140	214
5.65%, 6/15/35	1,005	1,431
4.75%, 3/1/44	385	507
4.60%, 8/15/45	380	490
4.00%, 8/15/47	40	48
4.70%, 10/15/48	44	59
4.00%, 11/1/49	30	36
2.45%, 8/15/52	110	103
4.05%, 11/1/52	694	852
4.95%, 10/15/58	930	1,333
TCI Communications, Inc., 7.88%, 2/15/26	755	1,020
Time Warner Cable LLC, 6.55%, 5/1/37	68	90
7.30%, 7/1/38	705	998
6.75%, 6/15/39	130	176
5.50%, 9/1/41	75	91
Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	260	398

		20,468

Chemicals – 0.4%
3M Co., 2.75%, 3/1/22	111	115
3.25%, 2/14/24	456	497
3.05%, 4/15/30	2,000	2,286
Air Products and Chemicals, Inc., 3.00%, 11/3/21	300	308
2.75%, 2/3/23	250	264

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     18     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Chemicals – 0.4% continued
Airgas, Inc., 2.90%, 11/15/22	$150	$157

3.65%, 7/15/24	70	77
Dow Chemical (The) Co., 4.55%, 11/30/25	55	64

7.38%, 11/1/29	100	141

4.25%, 10/1/34	670	783

9.40%, 5/15/39	300	512

5.25%, 11/15/41	400	492
DuPont de Nemours, Inc., 4.73%, 11/15/28	580	697

5.32%, 11/15/38	208	264

5.42%, 11/15/48	2,000	2,674
Eastman Chemical Co., 4.80%, 9/1/42	200	237

4.65%, 10/15/44	100	117
Ecolab, Inc., 3.25%, 1/14/23	65	69

2.70%, 11/1/26	70	78

5.50%, 12/8/41	455	655
International Flavors & Fragrances, Inc., 5.00%, 9/26/48	67	83
Linde, Inc., 2.45%, 2/15/22	422	432

2.20%, 8/15/22	150	154

2.70%, 2/21/23	250	262
Lubrizol (The) Corp., 6.50%, 10/1/34	50	78
LYB International Finance III LLC, 3.38%, 5/1/30	240	261
Mosaic (The) Co., 3.25%, 11/15/22	36	38

5.45%, 11/15/33	250	291

4.88%, 11/15/41	100	105
PPG Industries, Inc., 3.20%, 3/15/23	500	531
RPM International, Inc., 3.75%, 3/15/27	100	110
Sherwin-Williams (The) Co., 3.45%, 6/1/27	205	230

2.95%, 8/15/29	795	875

4.55%, 8/1/45	30	36

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Chemicals – 0.4% continued
Westlake Chemical Corp., 3.60%, 7/15/22	$65	$68

3.60%, 8/15/26	950	1,044

		15,085

Commercial Finance – 0.2%
Air Lease Corp., 3.50%, 1/15/22	214	220

2.75%, 1/15/23	125	128

3.00%, 9/15/23	245	249

4.25%, 9/15/24	485	507

3.25%, 3/1/25	145	147

4.63%, 10/1/28	255	264

3.25%, 10/1/29	500	474
GATX Corp., 3.50%, 3/15/28	500	546

5.20%, 3/15/44	35	43
GE Capital Funding LLC, 4.40%, 5/15/30 (4)	3,000	3,222
International Lease Finance Corp., 5.88%, 8/15/22	250	268

		6,068

Communications Equipment – 0.5%
Apple, Inc., 2.10%, 9/12/22	665	687

2.40%, 5/3/23	5	5

3.00%, 2/9/24	1,320	1,422

2.85%, 5/11/24	1,570	1,694

2.75%, 1/13/25	1,265	1,370

2.50%, 2/9/25	55	59

2.45%, 8/4/26	225	245

3.35%, 2/9/27	370	423

3.20%, 5/11/27	540	614

2.90%, 9/12/27	1,625	1,822

3.00%, 11/13/27	1,000	1,130

3.85%, 5/4/43	230	287

4.45%, 5/6/44	75	102

3.45%, 2/9/45	55	64

4.38%, 5/13/45	195	261

4.65%, 2/23/46	250	349

3.75%, 9/12/47	150	185

3.75%, 11/13/47	25	31

2.95%, 9/11/49	500	547

2.65%, 5/11/50	2,000	2,096

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     19     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Communications Equipment – 0.5% continued
Cisco Systems, Inc., 2.20%, 9/20/23	$750	$788

2.95%, 2/28/26	375	418

5.90%, 2/15/39	690	1,031
Corning, Inc., 5.75%, 8/15/40	170	228

5.35%, 11/15/48	500	675
Juniper Networks, Inc., 5.95%, 3/15/41	100	127

		16,660

Construction Materials Manufacturing – 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	500	531
Martin Marietta Materials, Inc., 3.45%, 6/1/27	500	555
Owens Corning, 3.40%, 8/15/26	400	431

3.88%, 6/1/30	500	566

		2,083

Consumer Finance – 0.6%
American Express Co., 2.50%, 8/1/22	325	337

2.65%, 12/2/22	632	662

3.70%, 8/3/23	500	543

3.00%, 10/30/24	220	239

3.63%, 12/5/24	1,125	1,243

3.13%, 5/20/26	500	558
Capital One Financial Corp., 3.20%, 1/30/23	400	422

3.75%, 4/24/24	1,000	1,088

3.30%, 10/30/24	1,050	1,138

3.75%, 7/28/26	505	550

3.75%, 3/9/27	250	278
Discover Financial Services, 4.50%, 1/30/26	500	570
Fiserv, Inc., 3.85%, 6/1/25	45	51

3.50%, 7/1/29	1,500	1,710

4.40%, 7/1/49	500	627
Mastercard, Inc., 2.00%, 11/21/21	130	132

3.35%, 3/26/30	3,000	3,518

3.80%, 11/21/46	500	613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Consumer Finance – 0.6% continued
PayPal Holdings, Inc., 2.85%, 10/1/29	$1,500	$1,651
Synchrony Financial, 4.25%, 8/15/24	570	619

3.95%, 12/1/27	635	683
Visa, Inc., 3.15%, 12/14/25	1,250	1,399

4.15%, 12/14/35	1,000	1,295

3.65%, 9/15/47	125	153
Western Union (The) Co., 6.20%, 6/21/40	120	141

		20,220

Consumer Products – 0.2%
Church & Dwight Co., Inc., 3.95%, 8/1/47	100	118
Clorox (The) Co., 3.05%, 9/15/22	250	261
Colgate-Palmolive Co., 2.25%, 11/15/22	1,150	1,197

1.95%, 2/1/23	100	104

2.10%, 5/1/23	400	417
Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	52

6.00%, 5/15/37	100	144

4.38%, 6/15/45	150	196

4.15%, 3/15/47	70	88
Kimberly-Clark Corp., 2.40%, 3/1/22	50	51

6.63%, 8/1/37	350	557

3.70%, 6/1/43	100	116

3.20%, 7/30/46	125	144
Procter & Gamble (The) Co., 2.30%, 2/6/22	215	221

3.10%, 8/15/23	250	269

3.00%, 3/25/30	1,500	1,740

3.60%, 3/25/50	340	431
Unilever Capital Corp., 2.00%, 7/28/26	1,000	1,069

5.90%, 11/15/32	125	184

		7,359

Consumer Services – 0.0%
Cintas Corp. No. 2, 2.90%, 4/1/22	85	88

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     20     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Containers & Packaging – 0.1%
International Paper Co., 5.00%, 9/15/35	$445	$579

7.30%, 11/15/39	45	66

6.00%, 11/15/41	480	660

5.15%, 5/15/46	250	327
Packaging Corp. of America, 4.50%, 11/1/23	100	111

3.65%, 9/15/24	250	274
Sonoco Products Co., 4.38%, 11/1/21	25	26

5.75%, 11/1/40	150	194
WestRock MWV LLC, 7.95%, 2/15/31	100	142
WRKCo, Inc., 4.90%, 3/15/29	350	430

		2,809

Department Stores – 0.0%
Kohl’s Corp., 3.25%, 2/1/23	100	100

4.75%, 12/15/23	69	72
Nordstrom, Inc., 4.00%, 10/15/21	150	149

7.00%, 1/15/38	26	22

		343

Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc., 3.88%, 1/12/28	250	277

Diversified Banks – 1.7%
Bank of America Corp., 5.70%, 1/24/22	1,000	1,069

3.30%, 1/11/23	2,000	2,123

4.10%, 7/24/23	100	109
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (5)	1,379	1,448

4.13%, 1/22/24	100	111
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (5)	250	266

4.00%, 4/1/24	165	183
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (5)	1,000	1,083

4.20%, 8/26/24	280	312

4.00%, 1/22/25	1,595	1,777

3.95%, 4/21/25	1,375	1,527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Diversified Banks – 1.7% continued
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (5)	$1,000	$1,091
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (5)	760	788

4.45%, 3/3/26	500	577

4.25%, 10/22/26	100	116
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (5)	1,200	1,335
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (5)	1,000	1,173
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (5)	5,000	5,257

6.11%, 1/29/37	150	212

7.75%, 5/14/38	275	455

5.00%, 1/21/44	955	1,319
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (5)	500	651
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (5)	190	242
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (5)	810	1,003
Citigroup, Inc., 4.50%, 1/14/22	735	772

4.05%, 7/30/22	90	96

3.38%, 3/1/23	150	159

3.88%, 10/25/23	200	219

3.75%, 6/16/24	909	1,003

3.88%, 3/26/25	1,730	1,906

5.50%, 9/13/25	350	415

4.60%, 3/9/26	205	235
(Variable, U.S. SOFR + 2.75%), 3.11%, 4/8/26 (5)	2,000	2,165

3.20%, 10/21/26	505	557

4.30%, 11/20/26	825	945

4.45%, 9/29/27	170	197
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (5)	710	798
(Variable, ICE LIBOR USD 3M + 1.15%),3.52%,10/27/28 (5)	750	836
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	3,000	3,596

6.63%, 6/15/32	100	140

6.00%, 10/31/33	350	471

6.13%, 8/25/36	125	168

8.13%, 7/15/39	680	1,184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     21     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Diversified Banks – 1.7% continued

5.88%, 1/30/42	$30	$44
4.75%, 5/18/46	1,530	1,920
JPMorgan Chase & Co.,
3.25%, 9/23/22	210	222
3.20%, 1/25/23	611	649
3.88%, 9/10/24	2,250	2,496
3.90%, 7/15/25	755	854
7.75%, 7/15/25	54	69
3.20%, 6/15/26	500	555
2.95%, 10/1/26	485	534
8.00%, 4/29/27	750	1,035
3.63%, 12/1/27	1,250	1,400
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28(5)	500	565
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29(5)	500	562
6.40%, 5/15/38	1,054	1,609
5.60%, 7/15/41	405	594
5.40%, 1/6/42	100	144
5.63%, 8/16/43	150	216
4.85%, 2/1/44	215	290
4.95%, 6/1/45	500	678
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48(5)	285	359
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48(5)	740	899
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51(5)	3,000	3,219

		59,002

Educational Services – 0.1%

California Institute of Technology,
4.70%, 11/1/11(6)	110	150
Duke University,
2.68%, 10/1/44	200	209
Emory University,
2.97%, 9/1/50	500	548
Johns Hopkins University,
4.08%, 7/1/53	100	135
Massachusetts Institute of Technology,
5.60%, 7/1/11(6)	190	329
4.68%, 7/1/14(7)	15	22
3.89%, 7/1/16(8)	300	378
Northwestern University,
4.64%, 12/1/44	50	68

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Educational Services – 0.1% continued

President and Fellows of Harvard College,
2.52%, 10/15/50	$1,000	$1,038
University of Pennsylvania,
4.67%, 9/1/12(9)	100	140
University of Southern California,
2.81%, 10/1/50	500	529

		3,546

Electrical Equipment Manufacturing – 0.3%

ABB Finance U.S.A., Inc.,
4.38%, 5/8/42	250	322
Carrier Global Corp.,
2.72%, 2/15/30 (4)	1,000	1,046
Emerson Electric Co.,
2.63%, 12/1/21	310	318
General Electric Co.,
3.10%, 1/9/23	500	525
3.45%, 5/15/24	520	559
3.45%, 5/1/27	625	662
6.75%, 3/15/32	150	189
6.15%, 8/7/37	150	180
5.88%, 1/14/38	400	468
6.88%, 1/10/39	300	385
4.50%, 3/11/44	1,000	1,033
Honeywell International, Inc.,
3.35%, 12/1/23	260	284
2.50%, 11/1/26	780	860
3.81%, 11/21/47	125	157
Otis Worldwide Corp.,
3.36%, 2/15/50	500	549
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	219
4.20%, 3/1/49	100	131
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	2,004
3.85%, 12/15/25	220	250
3.80%, 12/15/26	235	271

		10,412

Entertainment Content – 0.4%

Fox Corp.,
5.58%, 1/25/49	2,000	2,763
ViacomCBS, Inc.,
3.88%, 4/1/24	245	267

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     22     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Entertainment Content – 0.4% continued
3.70%, 8/15/24	$565	$618
4.75%, 5/15/25	260	299
4.95%, 1/15/31	1,000	1,202
4.38%, 3/15/43	490	521
5.85%, 9/1/43	300	381
5.25%, 4/1/44	30	35
Walt Disney (The) Co.,
2.55%, 2/15/22	295	304
2.45%, 3/4/22	555	571
3.70%, 9/15/24	915	1,013
6.40%, 12/15/35	31	47
4.13%, 12/1/41	105	125
3.70%, 12/1/42	395	447
4.95%, 10/15/45	500	652
2.75%, 9/1/49	1,000	975
3.60%, 1/13/51	2,000	2,254

		12,474

Exploration & Production – 0.2%

Burlington Resources LLC,
7.40%, 12/1/31	120	178
5.95%, 10/15/36	125	171
Cimarex Energy Co.,
4.38%, 3/15/29	200	207
CNOOC Finance 2015 U.S.A. LLC,
3.75%, 5/2/23	500	533
Concho Resources, Inc.,
4.88%, 10/1/47	1,000	1,105
ConocoPhillips,
5.90%, 5/15/38	280	385
ConocoPhillips Co.,
4.95%, 3/15/26	120	143
6.95%, 4/15/29	465	646
Devon Energy Corp.,
5.85%, 12/15/25	660	740
EOG Resources, Inc.,
2.63%, 3/15/23	670	698
3.15%, 4/1/25	145	158
Hess Corp.,
7.13%, 3/15/33	690	831
Marathon Oil Corp.,
2.80%, 11/1/22	260	266
6.80%, 3/15/32	175	188
5.20%, 6/1/45	1,000	938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Exploration & Production – 0.2% continued

Noble Energy, Inc.,
5.25%, 11/15/43	$1,000	$1,326
Ovintiv, Inc.,
6.63%, 8/15/37	180	165

		8,678

Financial Services – 1.1%

Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	276
3.70%, 10/15/24	500	558
2.88%, 9/15/26	435	478
Bank of New York Mellon (The) Corp.,
2.20%, 8/16/23	285	299
3.25%, 5/16/27	500	568
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28(5)	1,000	1,147
BlackRock, Inc.,
3.50%, 3/18/24	250	276
2.40%, 4/30/30	500	545
1.90%, 1/28/31	220	228
Charles Schwab (The) Corp.,
2.65%, 1/25/23	175	184
3.45%, 2/13/26	280	316
3.20%, 3/2/27	500	561
CME Group, Inc.,
3.75%, 6/15/28	300	351
5.30%, 9/15/43	45	67
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	360	385
(Variable, ICE LIBOR USD 3M + 0.82%), 2.88%, 10/31/22(5)	1,000	1,024
3.63%, 1/22/23	325	347
3.50%, 1/23/25	55	60
3.75%, 5/22/25	2,690	2,990
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25(5)	500	541
3.75%, 2/25/26	2,575	2,898
3.50%, 11/16/26	500	553
5.95%, 1/15/27	80	98
3.85%, 1/26/27	125	141
(Variable, ICE LIBOR USD 3M + 1.51%),3.69%,6/5/28(5)	1,000	1,121
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29(5)	70	80
6.75%, 10/1/37	615	894

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     23     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Financial Services – 1.1% continued

(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39(5)	$1,020	$1,245
6.25%, 2/1/41	300	448
4.80%, 7/8/44	350	458
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	518
2.65%, 9/15/40	1,620	1,618
Jefferies Group LLC,
5.13%, 1/20/23	315	343
Legg Mason, Inc.,
5.63%, 1/15/44	269	372
Morgan Stanley,
2.63%, 11/17/21	945	969
2.75%, 5/19/22	2,500	2,590
4.10%, 5/22/23	580	628
3.88%, 4/29/24	680	750
3.70%, 10/23/24	310	344
4.00%, 7/23/25	2,000	2,261
3.13%, 7/27/26	980	1,085
6.25%, 8/9/26	100	127
3.63%, 1/20/27	190	215
3.95%, 4/23/27	1,190	1,349
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28(5)	1,000	1,125
6.38%, 7/24/42	300	469
4.30%, 1/27/45	1,095	1,388
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23(5)	1,000	1,035
3.10%, 5/15/23	225	240
3.70%, 11/20/23	340	375
3.30%, 12/16/24	330	365
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	83
3.63%, 4/1/25	250	280

		37,666

Food & Beverage – 1.0%

Anheuser-Busch Cos.
LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	2,910	3,588
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	164
4.63%, 2/1/44	250	294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Food & Beverage – 1.0% continued

Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	$1,000	$1,220
3.50%, 6/1/30	3,000	3,413
8.20%, 1/15/39	750	1,219
5.45%, 1/23/39	190	246
8.00%, 11/15/39	310	500
3.75%, 7/15/42	65	69
4.60%, 4/15/48	500	596
4.44%, 10/6/48	89	104
4.75%, 4/15/58	215	262
Brown-Forman Corp.,
3.75%, 1/15/43	50	58
4.50%, 7/15/45	200	262
Campbell Soup Co.,
2.50%, 8/2/22	205	213
3.65%, 3/15/23	86	92
Coca-Cola (The) Co.,
2.50%, 4/1/23	275	289
3.20%, 11/1/23	100	109
1.75%, 9/6/24	80	84
2.88%, 10/27/25	3,000	3,329
2.55%, 6/1/26	770	842
Conagra Brands, Inc.,
3.25%, 9/15/22	55	58
4.30%, 5/1/24	135	151
7.00%, 10/1/28	200	268
5.30%, 11/1/38	1,000	1,289
Constellation Brands, Inc.,
2.65%, 11/7/22	625	647
4.40%, 11/15/25	188	219
3.60%, 2/15/28	250	283
4.65%, 11/15/28	480	578
5.25%, 11/15/48	167	225
General Mills, Inc.,
3.15%, 12/15/21	500	513
2.60%, 10/12/22	140	146
3.65%, 2/15/24	75	82
2.88%, 4/15/30	1,050	1,151
5.40%, 6/15/40	70	96
Hershey (The) Co.,
2.30%, 8/15/26	365	393
Ingredion, Inc.,
3.20%, 10/1/26	250	276

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     24     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Food & Beverage – 1.0% continued
JM Smucker (The) Co., 3.50%, 3/15/25	$500	$562
4.38%, 3/15/45	250	302
Kellogg Co., 2.75%, 3/1/23	350	364
4.50%, 4/1/46	750	937
Keurig Dr. Pepper, Inc., 3.13%, 12/15/23	85	91
2.55%, 9/15/26	95	103
4.42%, 12/15/46	450	554
McCormick & Co., Inc., 2.70%, 8/15/22	160	167
Molson Coors Beverage Co., 3.00%, 7/15/26	170	181
5.00%, 5/1/42	575	651
Mondelez International, Inc., 3.63%, 2/13/26	171	195
PepsiCo, Inc., 1.70%, 10/6/21	45	45
2.75%, 3/5/22	385	398
2.75%, 4/30/25	500	545
2.38%, 10/6/26	355	387
3.00%, 10/15/27	110	124
2.63%, 7/29/29	90	100
3.60%, 8/13/42	50	59
4.25%, 10/22/44	355	459
4.60%, 7/17/45	75	103
3.45%, 10/6/46	45	52
3.38%, 7/29/49	1,000	1,155
3.63%, 3/19/50	2,000	2,425
Tyson Foods, Inc., 4.50%, 6/15/22	300	317
5.15%, 8/15/44	455	604

		34,208

Forest & Paper Products Manufacturing – 0.0%
Georgia-Pacific LLC, 8.00%, 1/15/24	500	613
7.75%, 11/15/29	500	747

		1,360

Hardware – 0.2%
Dell International LLC/EMC Corp., 5.45%, 6/15/23 (4)	730	800
5.85%, 7/15/25 (4)	2,000	2,330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Hardware – 0.2% continued
6.02%, 6/15/26 (4)	$210	$247
8.35%, 7/15/46 (4)	900	1,189
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	830	887
4.65%, 10/1/24	1,475	1,668
6.35%, 10/15/45	200	255
HP, Inc., 4.05%, 9/15/22	25	27
6.00%, 9/15/41	275	337
NetApp, Inc., 3.30%, 9/29/24	160	174

		7,914

Health Care Facilities & Services – 0.7%
AHS Hospital Corp., 5.02%, 7/1/45	100	135
AmerisourceBergen Corp., 3.25%, 3/1/25	135	148
4.25%, 3/1/45	60	69
4.30%, 12/15/47	1,000	1,164
Ascension Health, 2.53%, 11/15/29	750	813
Cardinal Health, Inc., 3.20%, 6/15/22	150	156
3.75%, 9/15/25	250	279
4.60%, 3/15/43	35	38
4.50%, 11/15/44	710	770
Cigna Corp., 4.38%, 10/15/28	3,300	3,926
4.80%, 7/15/46	580	727
CommonSpirit Health, 3.82%, 10/1/49	1,000	1,094
CVS Health Corp., 2.75%, 12/1/22	850	887
3.70%, 3/9/23	11	12
3.38%, 8/12/24	250	272
4.10%, 3/25/25	481	543
3.88%, 7/20/25	308	347
4.30%, 3/25/28	1,185	1,387
3.25%, 8/15/29	1,330	1,463
4.78%, 3/25/38	170	207
5.30%, 12/5/43	750	959
5.13%, 7/20/45	1,560	1,971
5.05%, 3/25/48	155	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     25     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Health Care Facilities & Services – 0.7% continued

Dignity Health, 5.27%, 11/1/64	$200	$238

HCA, Inc.,

4.50%, 2/15/27	1,780	1,999

4.13%, 6/15/29	250	283

5.25%, 6/15/49	500	612

Laboratory Corp. of America Holdings, 4.70%, 2/1/45	300	382

McKesson Corp.,

2.70%, 12/15/22	120	125

3.80%, 3/15/24	160	175

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	129

NYU Langone Hospitals, 4.37%, 7/1/47	500	581

Quest Diagnostics, Inc.,

3.45%, 6/1/26	115	130

5.75%, 1/30/40	28	38

Sutter Health, 4.09%, 8/15/48	500	592

		22,849

Home & Office Products Manufacturing – 0.0%

Leggett & Platt, Inc., 3.50%, 11/15/27	818	864

Home Improvement – 0.0%

Stanley Black & Decker, Inc.,

3.40%, 12/1/21	265	272

2.90%, 11/1/22	65	68

Whirlpool Corp.,

4.70%, 6/1/22	100	106

3.70%, 3/1/23	100	107

3.70%, 5/1/25	250	280

4.50%, 6/1/46	60	71

		904

Industrial Other – 0.0%

WW Grainger, Inc., 4.60%, 6/15/45	300	386

Integrated Oils – 0.3%

BP Capital Markets America, Inc.,

3.22%, 11/28/23	680	731

3.80%, 9/21/25	605	682

3.12%, 5/4/26	535	591

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Integrated Oils – 0.3% continued

3.02%, 1/16/27	$790	$867

3.54%, 4/6/27	300	336

Chevron Corp.,

2.50%, 3/3/22	545	561

2.36%, 12/5/22	270	280

2.57%, 5/16/23	170	179

2.90%, 3/3/24	60	64

3.33%, 11/17/25	140	157

2.95%, 5/16/26	1,465	1,633

Exxon Mobil Corp.,

2.44%, 8/16/29	965	1,036

3.00%, 8/16/39	200	212

3.57%, 3/6/45	590	639

4.11%, 3/1/46	485	576

4.33%, 3/19/50	1,500	1,878

3.45%, 4/15/51	1,665	1,829

		12,251

Internet Media – 0.1%

Alphabet, Inc., 2.05%, 8/15/50	2,000	1,872

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 6.35%, 3/15/40	250	295

Life Insurance – 0.3%

Aflac, Inc.,

3.60%, 4/1/30	1,000	1,173

6.45%, 8/15/40	15	22

Equitable Holdings, Inc., 5.00%, 4/20/48	1,000	1,182

Globe Life, Inc., 3.80%, 9/15/22	420	446

Lincoln National Corp.,

3.63%, 12/12/26	265	299

6.30%, 10/9/37	100	131

MetLife, Inc.,

3.05%, 12/15/22	280	296

3.00%, 3/1/25	830	919

6.38%, 6/15/34	485	737

6.40%, 12/15/36	150	186

4.13%, 8/13/42	460	558

4.72%, 12/15/44	370	489

Primerica, Inc., 4.75%, 7/15/22	100	107

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS      26     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Life Insurance – 0.3% continued

Principal Financial Group, Inc., 4.63%, 9/15/42	$40	$49

Protective Life Corp., 8.45%, 10/15/39	425	667

Prudential Financial, Inc.,

3.50%, 5/15/24	85	94

5.70%, 12/14/36	200	287

(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (5)	275	291

3.91%, 12/7/47	344	383

3.94%, 12/7/49	335	380

Voya Financial, Inc., 4.80%, 6/15/46	1,000	1,220

		9,916

Machinery Manufacturing – 0.3%

Caterpillar Financial Services Corp.,

3.75%, 11/24/23	1,000	1,104

2.15%, 11/8/24	210	223

Caterpillar, Inc.,

3.40%, 5/15/24	790	864

3.80%, 8/15/42	445	545

4.30%, 5/15/44	235	306

3.25%, 9/19/49	220	246

Deere & Co.,

2.60%, 6/8/22	125	129

5.38%, 10/16/29	250	331

8.10%, 5/15/30	100	153

3.75%, 4/15/50	1,500	1,880

Dover Corp., 2.95%, 11/4/29	10	11

Eaton Corp., 3.10%, 9/15/27	250	279

IDEX Corp., 4.20%, 12/15/21	200	207

Illinois Tool Works, Inc.,

3.50%, 3/1/24	250	274

3.90%, 9/1/42	700	873

John Deere Capital Corp.,

3.15%, 10/15/21	250	257

2.80%, 3/6/23	500	529

3.05%, 1/6/28	250	278

Parker-Hannifin Corp., 3.30%, 11/21/24	500	549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Machinery Manufacturing – 0.3% continued

3.25%, 6/14/29	$500	$560

4.20%, 11/21/34	200	244

4.45%, 11/21/44	500	613

Trane Technologies Global Holding Co. Ltd., 5.75%, 6/15/43	150	208

		10,663

Managed Care – 0.4%

Aetna, Inc.,

2.75%, 11/15/22	400	416

6.63%, 6/15/36	40	57

6.75%, 12/15/37	150	218

4.50%, 5/15/42	100	119

3.88%, 8/15/47	143	160

Anthem, Inc.,

3.50%, 8/15/24	545	597

2.38%, 1/15/25	755	803

6.38%, 6/15/37	500	716

4.63%, 5/15/42	525	659

3.13%, 5/15/50	300	306

Humana, Inc.,

3.95%, 3/15/27	85	97

8.15%, 6/15/38	280	440

Kaiser Foundation Hospitals, 3.27%, 11/1/49	500	559

UnitedHealth Group, Inc.,

3.35%, 7/15/22	1,255	1,323

3.50%, 2/15/24	40	44

3.75%, 7/15/25	655	748

3.45%, 1/15/27	1,500	1,707

2.88%, 8/15/29	160	178

5.80%, 3/15/36	250	362

6.63%, 11/15/37	640	1,012

6.88%, 2/15/38	170	274

4.75%, 7/15/45	500	682

3.13%, 5/15/60	1,000	1,073

		12,550

Mass Merchants – 0.3%

Costco Wholesale Corp., 2.75%, 5/18/24	750	809

Dollar General Corp., 3.25%, 4/15/23	900	955

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     27     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Mass Merchants – 0.3% continued
Dollar Tree, Inc., 3.70%, 5/15/23	$165	$177
Target Corp.,
2.90%, 1/15/22	515	533
3.63%, 4/15/46	500	631
3.90%, 11/15/47	225	298
Walmart, Inc.,
2.35%, 12/15/22	500	521
3.30%, 4/22/24	625	682
3.55%, 6/26/25	180	204
3.25%, 7/8/29	1,000	1,166
2.38%, 9/24/29	2,185	2,412
3.95%, 6/28/38	500	627
5.00%, 10/25/40	275	387
4.30%, 4/22/44	145	192
3.63%, 12/15/47	70	86

		9,680

Medical Equipment & Devices Manufacturing – 0.3%
Abbott Laboratories,

2.95%, 3/15/25	1,000	1,093

3.75%, 11/30/26	564	655

4.75%, 11/30/36	555	743

4.75%, 4/15/43	650	887
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	235
3.88%, 7/15/23	250	271
Baxter International, Inc., 3.50%, 8/15/46	350	399
Becton Dickinson and Co.,
3.13%, 11/8/21	150	154
3.30%, 3/1/23	130	137
4.69%, 12/15/44	239	296
4.67%, 6/6/47	1,000	1,235
Boston Scientific Corp.,
3.85%, 5/15/25	128	145
7.38%, 1/15/40	540	867
Medtronic, Inc.,
3.50%, 3/15/25	334	376
4.38%, 3/15/35	913	1,219
4.63%, 3/15/45	406	559
Stryker Corp., 3.38%, 11/1/25	250	279

4.10%, 4/1/43	50	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Medical Equipment & Devices Manufacturing – 0.3% continued

4.38%, 5/15/44	$200	$248

Thermo Fisher Scientific, Inc.,

4.15%, 2/1/24	100	110

2.95%, 9/19/26	155	173

4.50%, 3/25/30	1,000	1,237

Zimmer Biomet Holdings, Inc.,

3.38%, 11/30/21	250	256

3.15%, 4/1/22	500	517

3.55%, 4/1/25	120	133

		12,283

Metals & Mining – 0.2%
Barrick North America Finance LLC, 5.70%, 5/30/41	500	706

Newmont Corp.,

5.88%, 4/1/35	100	143

4.88%, 3/15/42	150	203
Nucor Corp.,

4.00%, 8/1/23	250	272

6.40%, 12/1/37	150	217

5.20%, 8/1/43	125	168

4.40%, 5/1/48	1,000	1,299
Southern Copper Corp.,

3.88%, 4/23/25	100	110

7.50%, 7/27/35	300	439

6.75%, 4/16/40	90	130

5.88%, 4/23/45	1,500	2,036

		5,723

Oil & Gas Services & Equipment – 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	210	210
Halliburton Co.,

3.80%, 11/15/25	123	134

4.85%, 11/15/35	275	292

6.70%, 9/15/38	780	937

7.45%, 9/15/39	160	206

4.75%, 8/1/43	15	15

		1,794

Pharmaceuticals – 1.2%
AbbVie, Inc.,

3.38%, 11/14/21	500	517

3.25%, 10/1/22 (4)	1,000	1,046

3.85%, 6/15/24 (4)	1,000	1,096

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     28     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Pharmaceuticals – 1.2% continued

3.80%, 3/15/25 (4)	$750	$832

3.60%, 5/14/25	225	249

3.20%, 5/14/26	250	275

4.25%, 11/14/28	300	356

4.40%, 11/6/42	415	494

4.70%, 5/14/45	4,340	5,344

Bayer U.S. Finance II LLC,

5.50%, 8/15/25 (4)	50	60

4.40%, 7/15/44 (4)	250	283

Bristol-Myers Squibb Co.,

2.00%, 8/1/22	600	618

3.63%, 5/15/24	500	551

2.90%, 7/26/24	900	974

3.88%, 8/15/25	765	872

3.90%, 2/20/28	840	996

5.25%, 8/15/43	85	120

5.00%, 8/15/45	500	703

4.35%, 11/15/47	900	1,189

Eli Lilly and Co., 2.25%, 5/15/50	2,000	1,884

GlaxoSmithKline Capital, Inc.,

3.38%, 5/15/23	1,000	1,077

3.88%, 5/15/28	1,000	1,188

5.38%, 4/15/34	150	212

6.38%, 5/15/38	530	818

4.20%, 3/18/43	20	26

Johnson & Johnson,

2.45%, 3/1/26	500	547

0.95%, 9/1/27	4,000	4,018

4.38%, 12/5/33	250	327

5.95%, 8/15/37	100	153

4.85%, 5/15/41	400	559

3.70%, 3/1/46	970	1,214

Merck & Co., Inc.,

2.35%, 2/10/22	1,000	1,030

2.75%, 2/10/25	805	875

3.40%, 3/7/29	1,000	1,165

3.60%, 9/15/42	25	31

3.70%, 2/10/45	60	72

2.45%, 6/24/50	1,000	1,004

Mylan, Inc., 5.40%, 11/29/43	585	735

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Pharmaceuticals – 1.2% continued

Novartis Capital Corp.,

2.40%, 5/17/22	$170	$176

2.40%, 9/21/22	40	42

3.40%, 5/6/24	250	276

2.20%, 8/14/30	1,500	1,619

4.40%, 5/6/44	250	336

Pfizer, Inc.,

2.20%, 12/15/21	90	92

2.95%, 3/15/24	250	270

3.40%, 5/15/24	150	165

2.63%, 4/1/30	2,000	2,236

7.20%, 3/15/39	700	1,161

4.13%, 12/15/46	750	959

Pharmacia LLC, 6.60%, 12/1/28	125	173

Wyeth LLC, 5.95%, 4/1/37	725	1,075

Zoetis, Inc.,

3.25%, 2/1/23	500	527

4.70%, 2/1/43	40	53

3.95%, 9/12/47	450	554

		43,224

Pipeline – 0.8%

Boardwalk Pipelines L.P., 4.45%, 7/15/27	1,650	1,777

El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	360	394

Enable Midstream Partners L.P.,

4.40%, 3/15/27	90	86

4.15%, 9/15/29	115	107

Enbridge Energy Partners L.P., 7.50%, 4/15/38	50	70

Energy Transfer Operating L.P.,

4.05%, 3/15/25	25	26

4.20%, 4/15/27	560	579

5.50%, 6/1/27	266	293

5.25%, 4/15/29	255	274

6.63%, 10/15/36	900	973

7.50%, 7/1/38	310	367

Enterprise Products Operating LLC,

3.35%, 3/15/23	110	117

3.90%, 2/15/24	820	894

3.95%, 2/15/27	500	573

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     29     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Pipeline – 0.8% continued
4.15%, 10/16/28	$1,134	$1,326
3.13%, 7/31/29	575	627
2.80%, 1/31/30	300	319
6.88%, 3/1/33	50	67
7.55%, 4/15/38	515	722
5.95%, 2/1/41	40	51
4.20%, 1/31/50	1,000	1,063
Kinder Morgan Energy Partners L.P., 4.30%, 5/1/24	170	188
7.30%, 8/15/33	175	238
6.55%, 9/15/40	205	258
7.50%, 11/15/40	305	411
6.38%, 3/1/41	35	43
5.63%, 9/1/41	310	356
5.40%, 9/1/44	250	290
Magellan Midstream Partners L.P., 5.00%, 3/1/26	500	583
5.15%, 10/15/43	20	23
MPLX L.P., 4.13%, 3/1/27	1,355	1,490
4.70%, 4/15/48	1,000	1,015
ONEOK Partners L.P., 3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	44
6.65%, 10/1/36	80	90
6.20%, 9/15/43	20	21
ONEOK, Inc., 4.55%, 7/15/28	35	37
7.15%, 1/15/51	1,000	1,188
Phillips 66 Partners L.P., 3.61%, 2/15/25	76	81
3.55%, 10/1/26	470	495
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/26	1,330	1,414
6.65%, 1/15/37	80	88
5.15%, 6/1/42	130	123
Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	340	389
5.00%, 3/15/27	1,055	1,190
Southern Union Co., 8.25%, 11/15/29	25	32
Spectra Energy Partners L.P., 3.38%, 10/15/26	360	396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Pipeline – 0.8% continued
5.95%, 9/25/43	$300	$377
Sunoco Logistics Partners Operations L.P., 5.95%, 12/1/25	175	200
3.90%, 7/15/26	125	128
4.95%, 1/15/43	1,000	889
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	74
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	505	623
7.00%, 10/15/28	545	698
8.38%, 6/15/32	215	296
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc., 3.60%, 3/15/22	800	827
4.55%, 6/24/24	2,000	2,216
6.30%, 4/15/40	995	1,230
5.80%, 11/15/43	200	235

		29,033

Power Generation – 0.1%
Exelon Generation Co. LLC, 4.25%, 6/15/22	250	264
6.25%, 10/1/39	1,000	1,240
5.75%, 10/1/41	430	494
System Energy Resources, Inc., 4.10%, 4/1/23	160	172

		2,170

Property & Casualty Insurance – 0.5%
Alleghany Corp., 4.95%, 6/27/22	55	58
Allstate (The) Corp., 5.20%, 1/15/42	225	273
4.50%, 6/15/43	45	57
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (5)	225	296
American International Group, Inc., 3.75%, 7/10/25	895	1,002
4.20%, 4/1/28	460	533
3.40%, 6/30/30	485	537
4.50%, 7/16/44	30	35
4.80%, 7/10/45	15	19
4.38%, 6/30/50	1,000	1,170
4.38%, 1/15/55	105	120

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     30     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 22.8% continued

Property & Casualty Insurance – 0.5% continued

Assurant, Inc.,

4.90%, 3/27/28	$215	$238

Berkshire Hathaway Finance Corp.,

5.75%, 1/15/40	255	390

4.40%, 5/15/42	100	127

4.30%, 5/15/43	440	572

Berkshire Hathaway, Inc.,

2.75%, 3/15/23	30	32

3.13%, 3/15/26	1,445	1,613

Chubb (The) Corp.,

6.00%, 5/11/37	50	75

6.50%, 5/15/38	85	133

Chubb INA Holdings, Inc.,

3.15%, 3/15/25	295	326

3.35%, 5/3/26	1,000	1,133

6.70%, 5/15/36	50	78

4.15%, 3/13/43	100	127

Hanover Insurance Group (The), Inc.,

4.50%, 4/15/26	200	227

Hartford Financial Services Group (The), Inc.,

5.95%, 10/15/36	285	391

Loews Corp.,

2.63%, 5/15/23	250	262

4.13%, 5/15/43	75	87

Marsh & McLennan Cos., Inc.,

3.50%, 6/3/24	75	82

3.50%, 3/10/25	385	425

3.75%, 3/14/26	75	85

4.38%, 3/15/29	260	315

5.88%, 8/1/33	880	1,239

Progressive (The) Corp.,

2.45%, 1/15/27	250	270

4.20%, 3/15/48	500	648

Transatlantic Holdings, Inc.,

8.00%, 11/30/39	70	110

Travelers (The) Cos., Inc.,

6.25%, 6/15/37	375	569

5.35%, 11/1/40	10	14

4.60%, 8/1/43	75	98

4.00%, 5/30/47	1,015	1,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Property & Casualty Insurance – 0.5% continued

Willis North America, Inc.,

2.95%, 9/15/29	$2,000	$2,155

		17,160

Publishing & Broadcasting – 0.1%

Discovery Communications LLC,

2.95%, 3/20/23	58	61

3.95%, 6/15/25	230	258

3.95%, 3/20/28	485	552

3.63%, 5/15/30	975	1,083

5.20%, 9/20/47	200	242

NBCUniversal Media LLC,

5.95%, 4/1/41	275	411

4.45%, 1/15/43	650	833

		3,440

Railroad – 0.4%

Burlington Northern Santa Fe LLC,

3.75%, 4/1/24	355	391

3.40%, 9/1/24	80	88

3.00%, 4/1/25	325	357

3.65%, 9/1/25	200	227

6.20%, 8/15/36	455	675

5.75%, 5/1/40	225	325

4.38%, 9/1/42	975	1,230

5.15%, 9/1/43	280	384

4.70%, 9/1/45	870	1,166

CSX Corp.,

3.40%, 8/1/24	500	547

3.35%, 11/1/25	50	56

2.60%, 11/1/26	270	294

6.00%, 10/1/36	100	142

6.15%, 5/1/37	190	276

6.22%, 4/30/40	365	537

5.50%, 4/15/41	50	68

3.95%, 5/1/50	1,000	1,227

Norfolk Southern Corp.,

2.90%, 2/15/23	625	657

2.90%, 6/15/26	100	110

3.95%, 10/1/42	20	24

4.45%, 6/15/45	275	349

3.94%, 11/1/47	524	629

3.16%, 5/15/55	137	146

Union Pacific Corp.,

4.16%, 7/15/22	437	462

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     31     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Railroad – 0.4% continued

3.50%, 6/8/23	$80	$86

3.65%, 2/15/24	524	571

3.25%, 1/15/25	35	39

2.75%, 3/1/26	300	329

3.80%, 10/1/51	1,500	1,782

		13,174

Real Estate – 0.8%

Alexandria Real Estate Equities, Inc.,

3.95%, 1/15/28	2,000	2,302

American Campus Communities Operating Partnership L.P.,

3.75%, 4/15/23	250	263

4.13%, 7/1/24	100	108

American Tower Corp.,

3.50%, 1/31/23	210	223

4.00%, 6/1/25	115	129

3.38%, 10/15/26	125	138

3.13%, 1/15/27	185	202

3.80%, 8/15/29	1,500	1,717

AvalonBay Communities, Inc.,

2.95%, 9/15/22	50	52

4.35%, 4/15/48	500	648

Boston Properties L.P.,

3.85%, 2/1/23	60	64

3.13%, 9/1/23	135	143

3.80%, 2/1/24	910	986

3.65%, 2/1/26	90	100

Brandywine Operating Partnership L.P.,

4.55%, 10/1/29	235	249

Camden Property Trust,

2.95%, 12/15/22	150	156

Corporate Office Properties L.P.,

3.60%, 5/15/23	90	94

5.25%, 2/15/24	100	109

Crown Castle International Corp.,

3.15%, 7/15/23	200	213

4.30%, 2/15/29	1,000	1,167

5.20%, 2/15/49	500	658

CubeSmart L.P.,

3.13%, 9/1/26	250	271

Digital Realty Trust L.P.,

3.60%, 7/1/29	500	574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Real Estate – 0.8% continued

Duke Realty L.P.,

1.75%, 7/1/30	$500	$498

EPR Properties,

4.75%, 12/15/26	1,000	952

Equinix, Inc.,

2.15%, 7/15/30	2,000	2,025

ERP Operating L.P.,

4.63%, 12/15/21	111	115

3.50%, 3/1/28	1,000	1,131

4.50%, 6/1/45	55	71

Essex Portfolio L.P.,

3.25%, 5/1/23	50	53

3.88%, 5/1/24	200	219

4.00%, 3/1/29	300	347

Federal Realty Investment Trust,

3.00%, 8/1/22	25	26

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	255	259

Healthpeak Properties, Inc.,

4.25%, 11/15/23	3	3

3.88%, 8/15/24	230	255

3.40%, 2/1/25	200	219

3.25%, 7/15/26	630	703

Highwoods Realty L.P.,

3.63%, 1/15/23	100	104

Host Hotels & Resorts L.P.,

4.00%, 6/15/25	215	223

Kilroy Realty L.P.,

4.38%, 10/1/25	200	221

Kimco Realty Corp.,

4.25%, 4/1/45	759	806

Mid-America Apartments L.P.,

3.75%, 6/15/24	100	109

National Retail Properties, Inc.,

3.30%, 4/15/23	100	105

Office Properties Income Trust,

4.50%, 2/1/25	150	152

Piedmont Operating Partnership L.P.,

4.45%, 3/15/24	100	106

Realty Income Corp.,

3.25%, 10/15/22	265	278

4.65%, 8/1/23	185	204

3.00%, 1/15/27	240	261

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     32     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Real Estate – 0.8% continued
Simon Property Group L.P.,
2.75%, 2/1/23	$30	$31
3.38%, 10/1/24	90	97
3.30%, 1/15/26	70	76
3.38%, 6/15/27	585	627
2.45%, 9/13/29	1,865	1,847
6.75%, 2/1/40	690	967
Ventas Realty L.P.,
3.75%, 5/1/24	60	64
3.50%, 2/1/25	150	162
5.70%, 9/30/43	100	119
Ventas Realty L.P./Ventas Capital Corp., 3.25%, 8/15/22	320	333
Welltower, Inc.,
4.00%, 6/1/25	315	354
4.13%, 3/15/29	600	681
5.13%, 3/15/43	150	165
Weyerhaeuser Co.,
4.63%, 9/15/23	185	206
6.88%, 12/15/33	740	1,018

		26,758

Refining & Marketing – 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	326
5.13%, 12/15/26	210	244
6.50%, 3/1/41	466	568
Phillips 66,
4.65%, 11/15/34	395	472
5.88%, 5/1/42	140	184
4.88%, 11/15/44	165	196
Valero Energy Corp., 7.50%, 4/15/32	765	1,038

		3,028

Restaurants – 0.2%
McDonald’s Corp.,
2.63%, 1/15/22	1,000	1,029
3.63%, 5/1/43	209	234
4.88%, 12/9/45	542	703
4.45%, 3/1/47	350	436
4.20%, 4/1/50	400	487
Starbucks Corp.,
3.85%, 10/1/23	200	218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Restaurants – 0.2% continued

4.30%, 6/15/45	$200	$235

3.50%, 11/15/50	2,000	2,130

		5,472

Retail - Consumer Discretionary – 0.5%
Amazon.com, Inc.,
2.50%, 11/29/22	150	156
2.40%, 2/22/23	500	524
2.80%, 8/22/24	1,000	1,082
5.20%, 12/3/25	500	609
4.80%, 12/5/34	1,050	1,448
4.95%, 12/5/44	255	363
4.25%, 8/22/57	500	683
AutoZone, Inc.,
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	144
3.75%, 6/1/27	250	284
eBay, Inc.,
2.60%, 7/15/22	500	516
2.75%, 1/30/23	110	115
3.60%, 6/5/27	500	564
4.00%, 7/15/42	235	263
Home Depot (The), Inc.,
2.63%, 6/1/22	25	26
2.13%, 9/15/26	275	296
2.50%, 4/15/27	495	538
3.30%, 4/15/40	2,000	2,272
5.40%, 9/15/40	680	967
5.95%, 4/1/41	405	612
4.88%, 2/15/44	405	553
3.13%, 12/15/49	155	173
Lowe’s Cos., Inc.,
3.80%, 11/15/21	500	516
3.12%, 4/15/22	500	518
3.13%, 9/15/24	550	598
4.50%, 4/15/30	1,000	1,241
4.65%, 4/15/42	50	63
4.25%, 9/15/44	75	90
4.55%, 4/5/49	35	45
5.13%, 4/15/50	2,000	2,760
TJX (The) Cos., Inc.,
2.50%, 5/15/23	205	215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     33     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Retail - Consumer Discretionary – 0.5% continued
2.25%, 9/15/26	$105	$112
3.88%, 4/15/30	395	469

		18,872

Retail - Consumer Staples – 0.1%

Archer-Daniels-Midland Co.,

2.50%, 8/11/26	305	331

4.50%, 3/15/49	250	350
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	615	663

Sysco Corp.,

2.60%, 6/12/22	95	98

3.75%, 10/1/25	1,000	1,099

3.30%, 7/15/26	120	131

5.38%, 9/21/35	250	307

		2,979

Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,489
Applied Materials, Inc.,
3.90%, 10/1/25	500	574
1.75%, 6/1/30	500	515
5.85%, 6/15/41	100	148
Broadcom, Inc.,
4.75%, 4/15/29	1,285	1,497
4.15%, 11/15/30	2,270	2,550
Intel Corp.,
2.70%, 12/15/22	80	84
3.70%, 7/29/25	815	926
4.00%, 12/15/32	50	62
4.80%, 10/1/41	80	108
3.73%, 12/8/47	578	690
4.75%, 3/25/50	1,000	1,377
3.10%, 2/15/60	220	239
4.95%, 3/25/60	255	372
KLA Corp., 4.65%, 11/1/24	300	343
Lam Research Corp., 1.90%, 6/15/30	1,000	1,038
Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	53
NVIDIA Corp., 3.50%, 4/1/50	1,000	1,170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Semiconductors – 0.5% continued
QUALCOMM, Inc.,
3.25%, 5/20/27	$720	$808
4.80%, 5/20/45	795	1,073
Texas Instruments, Inc., 2.90%, 11/3/27	1,000	1,119

		16,235

Software & Services – 0.9%
Adobe, Inc.,
1.90%, 2/1/25	250	264
2.15%, 2/1/27	265	284
Autodesk, Inc., 3.50%, 6/15/27	500	567
CA, Inc., 4.50%, 8/15/23	250	265
Citrix Systems, Inc., 4.50%, 12/1/27	200	229
DXC Technology Co., 4.45%, 9/18/22	200	210
Equifax, Inc., 3.30%, 12/15/22	365	383
IBM Credit LLC, 3.00%, 2/6/23	980	1,042
International Business Machines Corp.,
2.88%, 11/9/22	235	248
3.63%, 2/12/24	170	187
3.00%, 5/15/24	2,000	2,166
7.00%, 10/30/25	385	501
3.45%, 2/19/26	435	494
6.50%, 1/15/28	100	134
1.95%, 5/15/30	715	738
4.00%, 6/20/42	320	385
4.25%, 5/15/49	500	627
Microsoft Corp.,
3.63%, 12/15/23	335	367
2.88%, 2/6/24	645	694
3.13%, 11/3/25	130	145
2.40%, 8/8/26	2,670	2,917
3.30%, 2/6/27	1,375	1,571
4.20%, 11/3/35	40	53
3.50%, 11/15/42	150	184
3.70%, 8/8/46	630	791
2.53%, 6/1/50	870	910
3.95%, 8/8/56	1,178	1,552

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     34     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Software & Services – 0.9% continued
2.68%, 6/1/60	$723	$763
Moody’s Corp., 4.88%, 2/15/24	250	283
Oracle Corp.,
2.50%, 10/15/22	210	219
2.63%, 2/15/23	65	68
2.40%, 9/15/23	30	32
3.40%, 7/8/24	320	350
2.95%, 11/15/24	60	65
2.95%, 5/15/25	885	964
2.65%, 7/15/26	3,100	3,385
3.25%, 11/15/27	1,965	2,223
3.80%, 11/15/37	5	6
5.38%, 7/15/40	590	823
4.13%, 5/15/45	365	435
4.00%, 7/15/46	330	391
3.60%, 4/1/50	1,000	1,127
4.38%, 5/15/55	25	31
3.85%, 4/1/60	1,000	1,180

		30,253

Supermarkets & Pharmacies – 0.1%
Kroger (The) Co.,
2.95%, 11/1/21	660	677
3.40%, 4/15/22	400	415
2.65%, 10/15/26	1,135	1,237
7.50%, 4/1/31	200	287
6.90%, 4/15/38	100	147
5.40%, 7/15/40	400	516
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	410
4.50%, 11/18/34	50	57
4.65%, 6/1/46	635	676

		4,422

Tobacco – 0.3%
Altria Group, Inc.,
2.85%, 8/9/22	100	104
2.95%, 5/2/23	50	53
3.80%, 2/14/24	222	243
4.40%, 2/14/26	200	231
2.63%, 9/16/26	95	102
4.80%, 2/14/29	450	534
4.25%, 8/9/42	575	619
4.50%, 5/2/43	250	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Tobacco – 0.3% continued
5.38%, 1/31/44	$370	$460
5.95%, 2/14/49	220	295
6.20%, 2/14/59	280	383
BAT Capital Corp.,
3.22%, 8/15/24	2,000	2,140
3.56%, 8/15/27	330	356
4.91%, 4/2/30	160	189
4.54%, 8/15/47	435	466
Philip Morris International, Inc.,
2.90%, 11/15/21	300	308
2.50%, 11/2/22	250	260
2.63%, 3/6/23	100	105
3.38%, 8/11/25	250	278
3.88%, 8/21/42	150	170
4.13%, 3/4/43	405	474
4.88%, 11/15/43	100	128
4.25%, 11/10/44	350	423
Reynolds American, Inc.,
4.45%, 6/12/25	1,465	1,648
7.25%, 6/15/37	250	330
6.15%, 9/15/43	65	82
5.85%, 8/15/45	795	966

		11,621

Transportation & Logistics – 0.2%
Cummins, Inc.,
1.50%, 9/1/30	500	497
4.88%, 10/1/43	90	123
FedEx Corp.,
3.40%, 2/15/28	780	874
3.90%, 2/1/35	100	113
4.10%, 4/15/43	50	57
4.10%, 2/1/45	50	57
4.95%, 10/17/48	1,000	1,279
JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	104
Ryder System, Inc., 3.35%, 9/1/25	500	548
United Parcel Service, Inc.,
2.35%, 5/16/22	165	170
2.50%, 4/1/23	2,000	2,101
5.20%, 4/1/40	30	42
3.63%, 10/1/42	105	121
3.40%, 11/15/46	290	326

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     35     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.8% continued

Transportation & Logistics – 0.2% continued

4.25%, 3/15/49	$130	$166

5.30%, 4/1/50	500	742

		7,320

Travel & Lodging – 0.0%

Marriott International, Inc.,

3.13%, 10/15/21	750	760

3.13%, 2/15/23	150	153

3.13%, 6/15/26	130	130

		1,043

Utilities – 2.1%

AEP Transmission Co. LLC,

4.00%, 12/1/46	200	243

3.65%, 4/1/50	500	583

Alabama Power Co.,

6.13%, 5/15/38	50	73

5.50%, 3/15/41	150	205

4.10%, 1/15/42	730	856

3.85%, 12/1/42	60	71

Ameren Illinois Co.,

2.70%, 9/1/22	500	518

3.25%, 3/1/25	500	550

American Water Capital Corp.,

3.40%, 3/1/25	35	39

2.95%, 9/1/27	1,000	1,106

6.59%, 10/15/37	125	190

4.30%, 12/1/42	75	92

4.30%, 9/1/45	500	626

Appalachian Power Co.,

7.00%, 4/1/38	75	112

Arizona Public Service Co.,

4.50%, 4/1/42	230	288

4.70%, 1/15/44	100	125

4.20%, 8/15/48	250	309

Atmos Energy Corp.,

4.15%, 1/15/43	250	311

4.13%, 10/15/44	75	93

Baltimore Gas and Electric Co.,

3.50%, 11/15/21	275	282

2.40%, 8/15/26	130	141

3.75%, 8/15/47	475	558

Berkshire Hathaway Energy Co.,

5.15%, 11/15/43	500	684

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued

CenterPoint Energy Houston Electric LLC,

2.25%, 8/1/22	$105	$108

2.40%, 9/1/26	50	54

3.00%, 2/1/27	150	165

3.55%, 8/1/42	40	46

4.25%, 2/1/49	500	646

CenterPoint Energy Resources Corp.,

6.63%, 11/1/37	50	72

5.85%, 1/15/41	50	68

CMS Energy Corp.,

3.00%, 5/15/26	40	44

3.45%, 8/15/27	500	560

4.88%, 3/1/44	500	655

Commonwealth Edison Co.,

6.45%, 1/15/38	200	303

3.80%, 10/1/42	90	106

4.60%, 8/15/43	100	128

Connecticut Light and Power (The) Co.,

2.50%, 1/15/23	420	437

4.00%, 4/1/48	250	317

Consolidated Edison Co. of New York, Inc.,

3.30%, 12/1/24	185	203

5.30%, 3/1/35	150	202

5.85%, 3/15/36	100	137

6.20%, 6/15/36	200	282

6.75%, 4/1/38	100	152

5.50%, 12/1/39	85	118

5.70%, 6/15/40	450	629

4.20%, 3/15/42	2,763	3,283

3.95%, 3/1/43	120	140

4.45%, 3/15/44	100	124

3.85%, 6/15/46	100	117

Dominion Energy South Carolina, Inc.,

6.05%, 1/15/38	265	384

5.10%, 6/1/65	50	75

Dominion Energy, Inc.,

4.25%, 6/1/28	1,000	1,178

5.25%, 8/1/33	250	318

5.95%, 6/15/35	750	1,004

7.00%, 6/15/38	20	30

4.90%, 8/1/41	35	45

4.05%, 9/15/42	100	117

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     36     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued

DTE Electric Co.,

2.65%, 6/15/22	$160	$165

6.63%, 6/1/36	200	292

5.70%, 10/1/37	50	68

3.95%, 6/15/42	100	116

4.05%, 5/15/48	500	630

DTE Energy Co.,

6.38%, 4/15/33	50	70

Duke Energy Carolinas LLC,

6.45%, 10/15/32	106	151

6.10%, 6/1/37	150	220

4.25%, 12/15/41	210	261

3.75%, 6/1/45	350	414

Duke Energy Corp.,

3.75%, 4/15/24	100	110

2.65%, 9/1/26	2,000	2,164

3.75%, 9/1/46	120	137

Duke Energy Florida LLC,

6.35%, 9/15/37	340	515

3.40%, 10/1/46	290	326

Duke Energy Indiana LLC,

6.12%, 10/15/35	500	703

6.35%, 8/15/38	25	37

6.45%, 4/1/39	225	343

4.90%, 7/15/43	1,000	1,328

Duke Energy Progress LLC,

4.10%, 3/15/43	200	244

Entergy Arkansas LLC,

3.05%, 6/1/23	250	264

Entergy Louisiana LLC,

5.40%, 11/1/24	150	177

3.05%, 6/1/31	950	1,086

Entergy Texas, Inc.,

4.50%, 3/30/39	250	312

Evergy Kansas Central, Inc.,

4.13%, 3/1/42	275	332

4.63%, 9/1/43	150	190

Evergy Metro, Inc.,

5.30%, 10/1/41	50	67

Evergy, Inc.,

5.29%, 6/15/22	220	234

Eversource Energy,

2.80%, 5/1/23	105	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued

3.15%, 1/15/25	$100	$109

3.30%, 1/15/28	165	184

Exelon Corp.,

5.63%, 6/15/35	75	100

5.10%, 6/15/45	100	130

FirstEnergy Corp.,

7.38%, 11/15/31	500	701

Florida Power & Light Co.,

5.65%, 2/1/37	335	478

5.95%, 2/1/38	150	222

5.96%, 4/1/39	250	373

5.69%, 3/1/40	30	44

4.13%, 2/1/42	250	312

4.05%, 6/1/42	100	124

3.99%, 3/1/49	1,000	1,280

Georgia Power Co.,

2.85%, 5/15/22	100	104

2.65%, 9/15/29	910	975

4.30%, 3/15/42	60	72

4.30%, 3/15/43	100	119

Indiana Michigan Power Co.,

6.05%, 3/15/37	200	283

Interstate Power and Light Co.,

4.70%, 10/15/43	50	64

ITC Holdings Corp.,

3.35%, 11/15/27	200	224

MidAmerican Energy Co.,

3.50%, 10/15/24	100	111

4.80%, 9/15/43	100	134

4.40%, 10/15/44	150	190

3.15%, 4/15/50	2,000	2,216

National Fuel Gas Co.,

4.90%, 12/1/21	150	155

3.75%, 3/1/23	250	259

National Grid U.S.A.,

5.80%, 4/1/35	425	554

National Rural Utilities Cooperative Finance Corp.,

3.05%, 2/15/22	35	36

2.85%, 1/27/25	1,000	1,089

8.00%, 3/1/32	50	80

4.30%, 3/15/49	125	162

Nevada Power Co.,

6.65%, 4/1/36	100	148

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     37     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued
5.45%, 5/15/41	$35	$47
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	2,000	2,071
(Variable, ICE LIBOR USD 3M + 2.13%), 2.38%, 6/15/67 (3)	25	21
NiSource, Inc., 5.95%, 6/15/41	77	108
5.25%, 2/15/43	100	131
4.80%, 2/15/44	580	725
Northern States Power Co., 5.35%, 11/1/39	1,065	1,500
4.13%, 5/15/44	200	252
NSTAR Electric Co., 2.38%, 10/15/22	100	103
Oglethorpe Power Corp., 5.38%, 11/1/40	150	181
Oklahoma Gas and Electric Co.,
4.55%, 3/15/44	65	80
4.15%, 4/1/47	200	236
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	262
7.50%, 9/1/38	145	239
Pacific Gas and Electric Co.,
4.55%, 7/1/30	3,000	3,257
4.50%, 7/1/40	1,000	1,017
PacifiCorp,
2.95%, 2/1/22	100	103
5.25%, 6/15/35	50	70
6.10%, 8/1/36	200	283
5.75%, 4/1/37	540	741
6.25%, 10/15/37	275	399
6.00%, 1/15/39	60	86
4.13%, 1/15/49	50	62
Potomac Electric Power Co.,
3.60%, 3/15/24	150	164
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	1,035	1,091
5.00%, 3/15/44	100	125
PPL Electric Utilities Corp., 6.25%, 5/15/39	275	403
5.20%, 7/15/41	35	46
4.13%, 6/15/44	100	122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued
Progress Energy, Inc.,
7.75%, 3/1/31	$50	$73
PSEG Power LLC,
8.63%, 4/15/31	565	814
Public Service Co. of Colorado,
2.25%, 9/15/22	100	103
2.50%, 3/15/23	150	155
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	180
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	546
5.38%, 11/1/39	250	349
3.95%, 5/1/42	50	61
3.65%, 9/1/42	30	35
Puget Energy, Inc.,
3.65%, 5/15/25	500	535
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	33
6.27%, 3/15/37	75	108
5.64%, 4/15/41	340	482
San Diego Gas & Electric Co.,
3.60%, 9/1/23	200	216
6.13%, 9/15/37	50	67
4.50%, 8/15/40	150	183
4.30%, 4/1/42	150	176
Sempra Energy,
2.88%, 10/1/22	60	62
2.90%, 2/1/23	500	524
3.55%, 6/15/24	250	271
3.25%, 6/15/27	150	165
6.00%, 10/15/39	250	345
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	172
Southern (The) Co.,
4.40%, 7/1/46	2,000	2,366
Southern California Edison Co.,
2.40%, 2/1/22	180	184
6.65%, 4/1/29	300	372
6.00%, 1/15/34	100	132
5.35%, 7/15/35	586	753
5.55%, 1/15/37	275	339
5.95%, 2/1/38	710	898
6.05%, 3/15/39	50	65

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     38     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued
5.50%, 3/15/40	$150	$187
3.90%, 3/15/43	150	155
4.13%, 3/1/48	90	99
Southern California Gas Co.,
5.75%, 11/15/35	150	203
3.75%, 9/15/42	250	284
4.30%, 1/15/49	125	159
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	827
4.40%, 5/30/47	250	302
Southern Power Co.,
5.25%, 7/15/43	60	70
Southwest Gas Corp.,
3.80%, 9/29/46	250	276
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	155
2.75%, 10/1/26	130	140
4.10%, 9/15/28	250	291
6.20%, 3/15/40	200	275
Southwestern Public Service Co.,
6.00%, 10/1/36	100	134
Tampa Electric Co.,
2.60%, 9/15/22	220	227
4.10%, 6/15/42	50	60
Union Electric Co.,
3.90%, 9/15/42	50	60
4.00%, 4/1/48	250	307
Virginia Electric and Power Co.,
2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	52
6.00%, 5/15/37	15	22
8.88%, 11/15/38	300	554
4.65%, 8/15/43	150	199
4.45%, 2/15/44	75	98
3.80%, 9/15/47	125	152
WEC Energy Group, Inc.,
3.55%, 6/15/25	280	314
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	211
Wisconsin Power and Light Co.,
2.25%, 11/15/22	300	308
4.10%, 10/15/44	100	117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Utilities – 2.1% continued
Wisconsin Public Service Corp.,
4.75%, 11/1/44	$100	$130
Xcel Energy, Inc.,
6.50%, 7/1/36	100	147

		73,754

Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
3.55%, 6/1/22	100	104
3.20%, 3/15/25	290	318
3.38%, 11/15/27	556	632
Waste Management, Inc.,
3.13%, 3/1/25	1,130	1,238
3.90%, 3/1/35	125	152
4.10%, 3/1/45	500	611

		3,055

Wireless Telecommunications Services – 0.9%
AT&T, Inc.,
3.40%, 5/15/25	835	924
3.60%, 7/15/25	215	240
7.13%, 3/15/26	435	553
3.80%, 2/15/27	165	186
4.35%, 3/1/29	1,525	1,795
4.30%, 2/15/30	3,235	3,835
2.75%, 6/1/31	880	928
6.35%, 3/15/40	455	633
5.35%, 9/1/40	153	193
6.38%, 3/1/41	385	550
6.25%, 3/29/41	175	240
5.55%, 8/15/41	90	117
5.38%, 10/15/41	500	639
5.15%, 3/15/42	55	69
5.35%, 12/15/43	1,135	1,412
4.35%, 6/15/45	165	185
4.75%, 5/15/46	120	141
5.15%, 11/15/46	1,292	1,619
4.50%, 3/9/48	2,000	2,295
3.65%, 6/1/51	1,000	1,009
3.85%, 6/1/60	230	234
T-Mobile U.S.A., Inc.,
3.88%, 4/15/30 (4)	1,000	1,135
4.50%, 4/15/50 (4)	2,000	2,399
Verizon Communications, Inc.,
4.15%, 3/15/24	385	428

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     39     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.8% continued

Wireless Telecommunications Services – 0.9% continued
2.63%, 8/15/26	$1,635	$1,787
4.33%, 9/21/28	2,190	2,655
4.02%, 12/3/29	810	970
5.25%, 3/16/37	80	111
5.50%, 3/16/47	1,155	1,740
4.52%, 9/15/48	2,000	2,620

		31,642

Total Corporate Bonds

(Cost $728,496)		796,284

FOREIGN ISSUER BONDS – 7.2%

Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	165

Auto Parts Manufacturing – 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,144

Banks – 0.6%
Australia & New Zealand Banking Group Ltd.,
2.55%, 11/23/21	250	256
BPCE S.A.,
4.00%, 4/15/24	250	277
Cooperatieve Rabobank U.A.,
3.88%, 2/8/22	1,750	1,833
3.95%, 11/9/22	250	266
2.75%, 1/10/23	1,000	1,052
3.38%, 5/21/25	500	562
5.75%, 12/1/43	250	356
Credit Suisse A.G.,
3.00%, 10/29/21	1,250	1,285
3.63%, 9/9/24	750	830
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	758
4.88%, 5/15/45	500	668
Deutsche Bank A.G.,
4.25%, 10/14/21	2,000	2,059
ING Groep N.V.,
3.15%, 3/29/22	500	519
Lloyds Banking Group PLC, (Variable, ICE LIBOR USD 3M +
1.25%), 2.86%, 3/17/23 (5)	680	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Banks – 0.6% continued
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (5)	$105	$109
4.58%, 12/10/25	2,095	2,303
4.34%, 1/9/48	500	588
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,058
3.38%, 1/14/26	1,000	1,131
Santander UK PLC,
4.00%, 3/13/24	250	276
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	221
3.65%, 7/23/25	500	560
Svenska Handelsbanken AB,
3.90%, 11/20/23	250	276
Toronto-Dominion Bank (The),
3.25%, 3/11/24	500	542
Westpac Banking Corp.,
2.85%, 5/13/26	1,000	1,110
2.70%, 8/19/26	1,000	1,097
3.35%, 3/8/27	500	574

		21,265

Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	752

Casinos & Gaming – 0.0%
Sands China Ltd.,
5.40%, 8/8/28	1,000	1,112

Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	200
5.25%, 7/15/43	565	691
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	40
Nutrien Ltd.,
3.15%, 10/1/22	200	209
3.00%, 4/1/25	180	195
7.13%, 5/23/36	100	140
5.88%, 12/1/36	50	64
5.63%, 12/1/40	250	324
6.13%, 1/15/41	100	133

		1,996

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     40     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Commercial Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.95%, 2/1/22	$250	$253
3.50%, 1/15/25	389	379

		632

Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	623

Diversified Banks – 1.1%
Banco Santander S.A.,
3.31%, 6/27/29	1,600	1,740
Bank of Montreal,
2.90%, 3/26/22	500	519
2.35%, 9/11/22	1,000	1,040
2.55%, 11/6/22	300	313
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	1,095
Barclays PLC,
3.68%, 1/10/23	250	258
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 2/15/23 (5)	2,000	2,093
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (5)	800	859
(Variable, ICE LIBOR USD 3M + 1.61%),3.93%,5/7/25 (5)	705	759
4.38%, 1/12/26	355	398
5.20%, 5/12/26	345	382
5.25%, 8/17/45	730	962
BNP Paribas S.A.,
3.25%, 3/3/23	250	267
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (5)	4,000	4,322
4.30%, 3/8/26	2,000	2,255
6.50%, 9/15/37	300	407
6.80%, 6/1/38	150	211
5.25%, 3/14/44	1,000	1,266
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	2,000	2,095
3.29%, 7/25/27	750	837
3.74%, 3/7/29	1,500	1,723
Mizuho Financial Group, Inc.,
2.60%, 9/11/22	200	208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Diversified Banks – 1.1% continued
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (5)	$3,000	$3,262
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (5)	1,000	1,049
Natwest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (5)	500	539
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (5)	250	272
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (5)	2,000	2,326
Royal Bank of Canada,
3.70%, 10/5/23	500	546
4.65%, 1/27/26	600	708
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	2,128
2.63%, 7/14/26	1,000	1,078
3.54%, 1/17/28	1,250	1,400

		37,317

Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	105	131
5.13%, 9/14/45	35	46
4.95%, 7/2/64	110	143
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	129
7.13%, 10/1/37	50	75

		524

Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	463
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,825
7.20%, 1/15/32	15	19
6.45%, 6/30/33	135	165
6.75%, 2/1/39	200	253
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	262
CNOOC Petroleum North America ULC,
7.88%, 3/15/32	75	117
5.88%, 3/10/35	210	300
6.40%, 5/15/37	390	577

		3,981

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     41     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Financial Services – 0.1%
Brookfield Finance, Inc.,
4.35%, 4/15/30	$2,000	$2,335
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	205	219
4.42%, 11/15/35	1,000	1,056
Invesco Finance PLC,
4.00%, 1/30/24	100	109
3.75%, 1/15/26	1,000	1,124

		4,843

Food & Beverage – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	203
Diageo Capital PLC,
3.88%, 4/29/43	175	210

		413

Government Agencies – 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,590

Government Development Banks – 0.7%
Export Development Canada,
2.75%, 3/15/23	1,000	1,060
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	1,093
Japan Bank for International Cooperation,
2.38%, 11/16/22	1,000	1,042
2.50%, 5/23/24	2,000	2,146
2.75%, 11/16/27	2,000	2,266
3.50%, 10/31/28	750	902
Korea Development Bank (The),
3.00%, 9/14/22	215	225
3.38%, 3/12/23	300	319
Kreditanstalt fuer Wiederaufbau,
2.63%, 1/25/22	900	928
2.13%, 6/15/22	1,000	1,032
2.00%, 10/4/22	250	259
2.13%, 1/17/23	1,000	1,043
2.63%, 2/28/24	1,000	1,079
1.38%, 8/5/24	3,000	3,122
0.38%, 7/18/25	1,500	1,497
2.88%, 4/3/28	1,215	1,414
0.00%, 4/18/36 (10)	500	411

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Government Development Banks – 0.7% continued
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	$1,000	$1,068
2.38%, 6/10/25	1,000	1,090
Oesterreichische Kontrollbank A.G.,
2.38%, 10/1/21	1,000	1,021
Svensk Exportkredit AB,
0.75%, 4/6/23	2,000	2,020

		25,037

Government Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,174
Province of British Columbia Canada,
2.00%, 10/23/22	300	311
7.25%, 9/1/36	175	298
Province of Manitoba Canada,
2.10%, 9/6/22	100	103
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	397
Province of Ontario Canada,
2.45%, 6/29/22	500	518
3.40%, 10/17/23	2,000	2,180
3.20%, 5/16/24	4,000	4,394
2.50%, 4/27/26	500	548
Province of Quebec Canada,
2.63%, 2/13/23	875	921
7.50%, 7/15/23	300	357
7.13%, 2/9/24	100	122
2.50%, 4/9/24	91	98
2.88%, 10/16/24	250	273
7.50%, 9/15/29	375	576
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	228

		13,498

Hardware – 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	187	209
4.09%, 6/1/29 (4)	200	218
5.75%, 12/1/34	142	162

		589

Integrated Oils – 0.4%
BP Capital Markets PLC,
3.99%, 9/26/23	30	33

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     42     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Integrated Oils – 0.4% continued
3.28%, 9/19/27	$595	$661
CNOOC Finance 2014 ULC,
4.25%, 4/30/24	300	331
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,050
Equinor ASA,
2.75%, 11/10/21	145	148
2.45%, 1/17/23	280	292
7.75%, 6/15/23	350	413
3.25%, 11/10/24	125	137
3.13%, 4/6/30	2,000	2,252
2.38%, 5/22/30	370	391
4.25%, 11/23/41	350	419
Husky Energy, Inc.,
4.40%, 4/15/29	85	89
Shell International Finance B.V.,
2.25%, 1/6/23	345	359
2.88%, 5/10/26	100	111
2.50%, 9/12/26	1,335	1,455
2.38%, 11/7/29	25	26
4.13%, 5/11/35	1,010	1,216
5.50%, 3/25/40	225	315
3.63%, 8/21/42	200	219
4.55%, 8/12/43	60	75
4.38%, 5/11/45	390	478
3.75%, 9/12/46	230	257
3.13%, 11/7/49	290	297
Suncor Energy, Inc.,
7.15%, 2/1/32	200	262
5.95%, 12/1/34	50	61
5.95%, 5/15/35	430	532
6.80%, 5/15/38	130	170
Total Capital International S.A.,
2.88%, 2/17/22	200	207
3.70%, 1/15/24	415	455
3.75%, 4/10/24	330	365

2.83%, 1/10/30	2,000	2,214

		15,290

Internet Media – 0.0%
Baidu, Inc.,

3.50%, 11/28/22	200	210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Life Insurance – 0.0%
AXA S.A.,

8.60%, 12/15/30	$75	$115

Machinery Manufacturing – 0.0%
Trane Technologies Luxembourg Finance S.A.,

3.50%, 3/21/26	250	280

4.65%, 11/1/44	35	43

		323

Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,

2.60%, 11/15/29	2,000	2,174
Koninklijke Philips N.V.,

6.88%, 3/11/38	225	344

5.00%, 3/15/42	100	131

		2,649

Metals & Mining – 0.1%
BHP Billiton Finance U.S.A. Ltd.,

4.13%, 2/24/42	600	750
Rio Tinto Alcan, Inc.,

6.13%, 12/15/33	100	146

5.75%, 6/1/35	100	143
Rio Tinto Finance U.S.A. PLC,

4.75%, 3/22/42	150	204

4.13%, 8/21/42	300	386

		1,629

Pharmaceuticals – 0.1%
AstraZeneca PLC,

3.13%, 6/12/27	100	111

1.38%, 8/6/30	1,000	973

6.45%, 9/15/37	450	684

4.00%, 9/18/42	250	307
Mylan N.V.,

3.95%, 6/15/26	285	321
Sanofi,

3.63%, 6/19/28	250	293
Shire Acquisitions Investments Ireland DAC,

2.88%, 9/23/23	250	265
Takeda Pharmaceutical Co. Ltd.,

4.40%, 11/26/23	300	333

3.18%, 7/9/50	204	207

		3,494

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     43     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	$40	$45
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	200	262
6.20%, 10/15/37	445	595
4.75%, 5/15/38	1,003	1,180
6.10%, 6/1/40	375	496
(Variable, ICE LIBOR USD 3M + 2.21%), 2.49%, 5/15/67 (3)	100	70

		2,648

Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	546
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	538
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	292
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/28	250	274
XLIT Ltd.,
4.45%, 3/31/25	210	237
5.25%, 12/15/43	250	348

		2,235

Railroad – 0.1%
Canadian National Railway Co.,
2.85%, 12/15/21	85	87
2.75%, 3/1/26	250	275
6.90%, 7/15/28	25	34
6.25%, 8/1/34	15	23
6.20%, 6/1/36	40	60
6.38%, 11/15/37	20	31
3.50%, 11/15/42	150	169
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	1,043

		1,722

Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	375
4.40%, 12/6/57	2,000	2,693

		3,068

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Semiconductors – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 1/15/23	$80	$83
3.13%, 1/15/25	310	330
3.88%, 1/15/27	2,090	2,316
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30 (4)	2,000	2,189

		4,918

Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	195
5.65%, 11/23/43	285	372

		567

Sovereigns – 1.1%
Canada Government International Bond,
2.00%, 11/15/22	500	519
Chile Government International Bond,
3.13%, 1/21/26	500	554
3.63%, 10/30/42	200	230
Colombia Government International Bond,
4.50%, 1/28/26	500	554
7.38%, 9/18/37	350	493
6.13%, 1/18/41	250	321
5.63%, 2/26/44	500	622
5.00%, 6/15/45	1,500	1,747
4.13%, 5/15/51	1,000	1,042
Hungary Government International Bond,
5.75%, 11/22/23	2,000	2,292
5.38%, 3/25/24	390	447
Indonesia Government International Bond,
3.50%, 1/11/28	500	546
5.35%, 2/11/49	1,000	1,323
Israel Government International Bond,
4.00%, 6/30/22	250	265
4.50%, 1/30/43	200	261
3.88%, 7/3/50	1,500	1,800
Korea International Bond,
3.88%, 9/11/23	200	219
2.75%, 1/19/27	200	220

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     44     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Sovereigns – 1.1% continued
3.50%, 9/20/28	$500	$588
Mexico Government International Bond,
4.00%, 10/2/23	150	163
3.75%, 1/11/28	1,000	1,077
3.25%, 4/16/30	2,000	2,049
7.50%, 4/8/33	100	138
6.75%, 9/27/34	750	1,006
6.05%, 1/11/40	820	1,026
4.75%, 3/8/44	1,000	1,090
5.55%, 1/21/45	500	603
4.60%, 1/23/46	500	538
4.35%, 1/15/47	500	519
Panama Government International Bond,
4.00%, 9/22/24	575	629
3.75%, 3/16/25	500	546
3.88%, 3/17/28	500	567
6.70%, 1/26/36	550	798
4.50%, 5/15/47	250	313
4.50%, 4/1/56	1,000	1,252
Peruvian Government International Bond,
7.35%, 7/21/25	500	640
6.55%, 3/14/37	500	756
5.63%, 11/18/50	600	955
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,110
10.60%, 3/16/25	500	711
5.50%, 3/30/26	200	247
7.75%, 1/14/31	500	760
6.38%, 10/23/34	500	723
5.00%, 1/13/37	500	651
3.70%, 2/2/42	500	579
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	2,070
5.38%, 6/15/33	175	221
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,000	1,060
4.00%, 1/22/24	150	167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Sovereigns – 1.1% continued
Uruguay Government International Bond,
7.63%, 3/21/36	$250	$389
4.13%, 11/20/45	400	474
5.10%, 6/18/50	750	1,009

		38,879

Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	165

Supranationals – 1.4%
African Development Bank,
3.00%, 9/20/23	750	810
Asian Development Bank,
2.13%, 11/24/21	100	102
0.63%, 4/7/22	2,000	2,012
2.50%, 11/2/27	500	563
1.88%, 1/24/30	5,000	5,459
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	2,003
Corp. Andina de Fomento,
4.38%, 6/15/22	613	645
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	530
European Investment Bank,
2.13%, 10/15/21	200	204
2.25%, 3/15/22	250	257
2.50%, 3/15/23	2,500	2,638
0.25%, 9/15/23	2,000	1,999
3.25%, 1/29/24	250	275
2.63%, 3/15/24	2,000	2,160
2.25%, 6/24/24	2,000	2,145
2.50%, 10/15/24	1,000	1,087
2.13%, 4/13/26	1,500	1,637
4.88%, 2/15/36	200	302
Inter-American Development Bank,
1.75%, 9/14/22	400	412
2.50%, 1/18/23	5,000	5,256
3.00%, 2/21/24	150	163
2.13%, 1/15/25	500	536
2.00%, 6/2/26	1,000	1,081
3.13%, 9/18/28	1,000	1,185

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     45     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Supranationals – 1.4% continued
3.88%, 10/28/41	$200	$280
International Bank for Reconstruction & Development,
2.00%, 1/26/22	235	240
1.63%, 2/10/22	1,000	1,019
2.50%, 11/25/24	600	653
2.13%, 3/3/25	700	753
0.63%, 4/22/25	3,000	3,028
0.38%, 7/28/25	5,000	4,987
2.50%, 7/29/25	500	550
4.75%, 2/15/35	25	37
International Finance Corp.,
2.88%, 7/31/23	2,000	2,147
Nordic Investment Bank,
2.25%, 5/21/24	1,000	1,070

		48,225

Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	306
6.13%, 11/15/37	505	714
Orange S.A.,
9.00%, 3/1/31	610	994
Rogers Communications, Inc.,
3.00%, 3/15/23	80	84
3.63%, 12/15/25	1,000	1,132
4.50%, 3/15/43	45	55
5.45%, 10/1/43	130	178
Vodafone Group PLC,
3.75%, 1/16/24	420	458
4.13%, 5/30/25	895	1,021
7.88%, 2/15/30	15	22
6.15%, 2/27/37	1,065	1,468
4.38%, 2/19/43	95	110
5.25%, 5/30/48	135	175

		6,717

Wireline Telecommunications Services – 0.1%
Bell Canada, Inc.,
4.46%, 4/1/48	500	615
British Telecommunications PLC,
9.63%, 12/15/30	100	160
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued

Wireline Telecommunications Services – 0.1% continued
Telefonica Emisiones S.A.,
4.57%, 4/27/23	$240	$263
4.10%, 3/8/27	1,010	1,149
5.21%, 3/8/47	150	178
4.90%, 3/6/48	80	92
5.52%, 3/1/49	500	623

		3,702

Total Foreign Issuer Bonds

(Cost $234,755)		252,037

U.S. GOVERNMENT AGENCIES – 29.4% (11)

Fannie Mae – 13.7%
2.25%, 4/12/22	3,000	3,097
0.25%, 7/10/23	1,000	1,000
2.88%, 9/12/23	1,500	1,617
1.75%, 7/2/24	2,000	2,111
2.63%, 9/6/24	1,000	1,093
0.50%, 6/17/25	4,000	4,018
2.13%, 4/24/26	1,000	1,092
7.13%, 1/15/30	1,500	2,322
6.63%, 11/15/30	200	307
5.63%, 7/15/37	500	804
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	120	123
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	74	76
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	52	53
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	82	84
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	101	102
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	141	149
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.62%, 3/25/23(2) (3)	85	89

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     46     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	$65	$68
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	95	102
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	252	273
Fannie Mae-Aces, Series 2014-M9, Class A2,
3.10%, 7/25/24	335	364
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	143	151
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.92%, 4/25/25(2) (3)	500	540
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	231	247
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	99	107
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	109
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	272
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	234	241
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	106
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(2) (3)	100	109
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	143
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.97%, 11/25/27(2) (3)	250	282

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.89%, 2/25/27(2) (3)	$100	$111
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.67%, 12/25/26(2) (3)	150	163
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.29%, 4/25/29(2) (3)	125	144
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	339
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.08%, 12/25/27(2) (3)	250	282
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.48%, 7/25/28(2) (3)	200	233
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.78%, 8/25/30(2) (3)	110	133
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.82%, 9/25/30(2) (3)	200	244
Fannie Mae-Aces, Series 2018-M14, Class A2,
3.70%, 8/25/28(2) (3)	700	826
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(2) (3)	125	142
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.19%, 2/25/30(2) (3)	100	115
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.15%, 3/25/28(2) (3)	100	114
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.44%, 6/25/28(2) (3)	100	116
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.67%, 9/25/28(2) (3)	650	771
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     47     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	$150	$179
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	231
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	226
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	161
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	512
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	517
Federal National Mortgage Association,
0.25%, 5/22/23	3,000	3,002
Pool #256792,
6.50%, 6/1/22	5	5
Pool #256925,
6.00%, 10/1/37	12	14
Pool #256959,
6.00%, 11/1/37	73	85
Pool #257042,
6.50%, 1/1/38	153	180
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	17	19
Pool #707791,
5.00%, 6/1/33	79	90
Pool #725425,
5.50%, 4/1/34	30	36
Pool #730811,
4.50%, 8/1/33	70	77
Pool #735222,
5.00%, 2/1/35	18	20
Pool #735358,
5.50%, 2/1/35	74	87

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #735502,
6.00%, 4/1/35	$11	$13
Pool #737853,
5.00%, 9/1/33	149	168
Pool #745336,
5.00%, 3/1/36	369	424
Pool #745418,
5.50%, 4/1/36	27	31
Pool #745754,
5.00%, 9/1/34	214	246
Pool #745826,
6.00%, 7/1/36	90	106
Pool #747383,
5.50%, 10/1/33	60	66
Pool #755632,
5.00%, 4/1/34	57	65
Pool #772730,
5.00%, 4/1/34	69	79
Pool #790406,
6.00%, 9/1/34	41	48
Pool #793666,
5.50%, 9/1/34	44	50
Pool #796250,
5.50%, 11/1/34	39	45
Pool #800471,
5.50%, 10/1/34	159	186
Pool #817795,
6.00%, 8/1/36	20	23
Pool #826057,
5.00%, 7/1/35	45	52
Pool #826585,
5.00%, 8/1/35	83	95
Pool #828523,
5.00%, 7/1/35	34	39
Pool #831676,
6.50%, 8/1/36	10	12
Pool #833067,
5.50%, 9/1/35	122	142
Pool #833163,
5.00%, 9/1/35	49	57
Pool #840577,
5.00%, 10/1/20(12)	–	–

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     48     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #844909, 4.50%, 10/1/20(12)	$—	$—
Pool #845425, 6.00%, 2/1/36	39	45
Pool #847921, 5.50%, 11/1/20	1	1
Pool #864435, 4.50%, 12/1/20	1	1
Pool #868435, 6.00%, 4/1/36	88	104
Pool #869710, 6.00%, 4/1/36	31	37
Pool #871135, 6.00%, 1/1/37	32	37
Pool #880505, 6.00%, 8/1/21	1	1
Pool #881818, 6.50%, 8/1/36	51	60
Pool #885769, 6.00%, 6/1/36	5	6
Pool #885866, 6.00%, 6/1/36	71	82
Pool #888100, 5.50%, 9/1/36	123	144
Pool #888152, 5.00%, 5/1/21(12)	—	—
Pool #888205, 6.50%, 2/1/37	26	31
Pool #888447, 4.00%, 5/1/21(12)	—	—
Pool #889224, 5.50%, 1/1/37	137	161
Pool #889390, 6.00%, 3/1/23	5	5
Pool #889401, 6.00%, 3/1/38	62	73
Pool #889415, 6.00%, 5/1/37	279	330
Pool #889579, 6.00%, 5/1/38	130	153
Pool #889630, 6.50%, 3/1/38	17	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #889970, 5.00%, 12/1/36	$101	$116
Pool #890234, 6.00%, 10/1/38	64	75
Pool #890329, 4.00%, 4/1/26	525	557
Pool #890796, 3.50%, 12/1/45	2,386	2,572
Pool #893363, 5.00%, 6/1/36	35	40
Pool #893366, 5.00%, 4/1/35	45	51
Pool #898417, 6.00%, 10/1/36	16	18
Pool #899079, 5.00%, 3/1/37	34	39
Pool #902414, 5.50%, 11/1/36	74	86
Pool #906090, 5.50%, 1/1/37	88	102
Pool #910147, 5.00%, 3/1/22	5	5
Pool #912414, 4.50%, 1/1/22	6	6
Pool #918515, 5.00%, 6/1/37	47	53
Pool #923123, 5.00%, 4/1/36	9	10
Pool #923166, 7.50%, 1/1/37	6	6
Pool #928261, 4.50%, 3/1/36	58	64
Pool #928584, 6.50%, 8/1/37	206	237
Pool #928909, 6.00%, 12/1/37	1	1
Pool #928915, 6.00%, 11/1/37	8	9
Pool #930606, 4.00%, 2/1/39	351	387
Pool #931195, 4.50%, 5/1/24	49	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     49     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #932023, 5.00%, 1/1/38	$53	$61
Pool #932741, 4.50%, 4/1/40	249	281
Pool #934466, 5.50%, 9/1/23	20	21
Pool #940623, 5.50%, 8/1/37	18	20
Pool #943388, 6.00%, 6/1/37	111	130
Pool #943617, 6.00%, 8/1/37	52	62
Pool #945876, 5.50%, 8/1/37	5	6
Pool #947216, 6.00%, 10/1/37	34	40
Pool #949391, 5.50%, 8/1/22	1	1
Pool #953018, 6.50%, 10/1/37	47	54
Pool #953910, 6.00%, 11/1/37	29	34
Pool #955771, 6.50%, 10/1/37	35	40
Pool #959604, 6.50%, 11/1/37	8	9
Pool #959880, 5.50%, 11/1/37	15	17
Pool #962687, 5.00%, 4/1/38	76	87
Pool #963735, 4.50%, 6/1/23	21	22
Pool #965389, 6.00%, 10/1/23	16	16
Pool #966660, 6.00%, 12/1/37	1	1
Pool #968037, 6.00%, 1/1/38	26	29
Pool #969632, 6.50%, 1/1/38	17	19
Pool #970013, 4.50%, 6/1/38	75	81

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #972452,
5.50%, 3/1/38	$99	$115
Pool #975365,
5.00%, 6/1/23	10	10
Pool #976963,
5.50%, 2/1/38	869	1,012
Pool #981704,
5.00%, 6/1/23	29	30
Pool #981854,
5.50%, 7/1/38	42	48
Pool #984075,
4.50%, 6/1/23	9	9
Pool #986760,
5.50%, 7/1/38	198	229
Pool #992472,
6.00%, 10/1/38	9	10
Pool #992491,
4.50%, 10/1/23	13	14
Pool #993055,
5.50%, 12/1/38	12	13
Pool #995018,
5.50%, 6/1/38	43	50
Pool #995203,
5.00%, 7/1/35	304	349
Pool #995266,
5.00%, 12/1/23	79	83
Pool #995879,
6.00%, 4/1/39	59	70
Pool #AA0649,
5.00%, 12/1/38	205	236
Pool #AA2939,
4.50%, 4/1/39	366	414
Pool #AA4482,
4.00%, 4/1/39	291	322
Pool #AA4562,
4.50%, 9/1/39	340	386
Pool #AA8978,
4.50%, 7/1/39	89	100
Pool #AA9357,
4.50%, 8/1/39	271	303
Pool #AB1048,
4.50%, 5/1/40	360	399

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     50     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AB2067,
3.50%, 1/1/41	$622	$686
Pool #AB2092,
4.00%, 1/1/41	319	355
Pool #AB2272,
4.50%, 2/1/41	430	492
Pool #AB2693,
4.50%, 4/1/41	315	354
Pool #AB2768,
4.50%, 4/1/41	328	368
Pool #AB3035,
5.00%, 5/1/41	512	589
Pool #AB3246,
5.00%, 7/1/41	118	136
Pool #AB4057,
4.00%, 12/1/41	1,107	1,220
Pool #AB4293,
3.50%, 1/1/42	723	781
Pool #AB5049,
4.00%, 4/1/42	1,120	1,229
Pool #AB6016,
3.50%, 8/1/42	518	560
Pool #AB6293,
3.50%, 9/1/27	726	774
Pool #AB6472,
2.00%, 10/1/27	325	343
Pool #AB7076,
3.00%, 11/1/42	1,840	1,962
Pool #AB7503,
3.00%, 1/1/43	802	855
Pool #AB7733,
3.00%, 1/1/43	1,609	1,713
Pool #AB8787,
2.00%, 3/1/28	715	747
Pool #AB9019,
3.00%, 4/1/43	708	760
Pool #AB9136,
2.50%, 4/1/43	80	86
Pool #AB9363,
3.50%, 5/1/43	1,871	2,043
Pool #AB9990,
3.00%, 7/1/33	162	172

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AC2947,
5.50%, 9/1/39	$349	$390
Pool #AC2969,
5.00%, 9/1/39	1,260	1,450
Pool #AC3263,
4.50%, 9/1/29	107	117
Pool #AC3312,
4.50%, 10/1/39	645	725
Pool #AC4861,
4.50%, 11/1/24	110	116
Pool #AC5040,
4.00%, 10/1/24	64	68
Pool #AC6118,
4.50%, 11/1/39	163	183
Pool #AC6742,
4.50%, 1/1/40	688	774
Pool #AC8518,
5.00%, 12/1/39	245	282
Pool #AC9581,
5.50%, 1/1/40	651	747
Pool #AD0119,
6.00%, 7/1/38	161	189
Pool #AD0585,
4.50%, 12/1/39	341	392
Pool #AD0639,
6.00%, 12/1/38	54	63
Pool #AD0969,
5.50%, 8/1/37	223	262
Pool #AD5241,
4.50%, 7/1/40	172	194
Pool #AD5525,
5.00%, 6/1/40	241	278
Pool #AD5556,
4.00%, 6/1/25	51	54
Pool #AD7859,
5.00%, 6/1/40	147	167
Pool #AE0949,
4.00%, 2/1/41	676	745
Pool #AE0971,
4.00%, 5/1/25	38	41
Pool #AE0981,
3.50%, 3/1/41	528	570

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     51     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AE1807,
4.00%, 10/1/40	$817	$896
Pool #AE3873,
4.50%, 10/1/40	142	159
Pool #AE5436,
4.50%, 10/1/40	153	174
Pool #AE7758,
3.50%, 11/1/25	89	94
Pool #AH0525,
4.00%, 12/1/40	713	785
Pool #AH1295,
3.50%, 1/1/26	188	200
Pool #AH3226,
5.00%, 2/1/41	52	60
Pool #AH4158,
4.00%, 1/1/41	131	145
Pool #AH4450,
3.00%, 1/1/26	98	102
Pool #AH5573,
4.00%, 2/1/41	629	699
Pool #AH5614,
3.50%, 2/1/26	179	190
Pool #AH8854,
4.50%, 4/1/41	199	224
Pool #AI1247,
4.00%, 4/1/26	84	89
Pool #AI3470,
4.50%, 6/1/41	224	251
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.11% Cap), 3.58%, 9/1/41(3)	8	8
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.88% Cap), 3.93%, 11/1/41(3)	10	10
Pool #AI5603,
4.50%, 7/1/41	145	163
Pool #AI7743,
4.00%, 8/1/41	129	141
Pool #AI9137,
2.50%, 11/1/27	900	941
Pool #AI9555,
4.00%, 9/1/41	384	424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U. S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.99% Cap), 3.82%, 11/1/41(3)	$13	$14
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.02% Cap), 3.68%, 10/1/41(3)	8	9
Pool #AJ4093, 3.50%, 10/1/26	44	47
Pool #AJ4408, 4.50%, 10/1/41	98	111
Pool #AJ6086, 3.00%, 12/1/26	143	150
Pool #AJ9152, 3.50%, 12/1/26	589	624
Pool #AJ9218, 4.00%, 2/1/42	533	588
Pool #AJ9326, 3.50%, 1/1/42	938	1,044
Pool #AJ9355, 3.00%, 1/1/27	318	334
Pool #AK4813, 3.50%, 3/1/42	372	403
Pool #AK4945, 3.50%, 2/1/42	387	419
Pool #AK7766, 2.50%, 3/1/27	388	406
Pool #AK9444, 4.00%, 3/1/42	117	129
Pool #AL0442, 5.50%, 6/1/40	67	78
Pool #AL0766, 4.00%, 9/1/41	873	972
Pool #AL1449, 4.00%, 1/1/42	972	1,074
Pool #AL1849, 6.00%, 2/1/39	276	324
Pool #AL1939, 3.50%, 6/1/42	993	1,096
Pool #AL2243, 4.00%, 3/1/42	866	954
Pool #AL2303, 4.50%, 6/1/26	67	71

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     52     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AL2326, 4.50%, 4/1/42	$1,674	$1,884
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 7.77% Cap), 2.57%, 8/1/42(3)	38	39
Pool #AL2438, 3.00%, 9/1/27	787	835
Pool #AL2893, 3.50%, 12/1/42	2,369	2,637
Pool #AL3396, 2.50%, 3/1/28	365	386
Pool #AL3803, 3.00%, 6/1/28	660	693
Pool #AL4408, 4.50%, 11/1/43	1,032	1,162
Pool #AL4462, 2.50%, 6/1/28	666	697
Pool #AL4908, 4.00%, 2/1/44	774	859
Pool #AL5167, 3.50%, 1/1/34	205	221
Pool #AL5254, 3.00%, 11/1/27	467	491
Pool #AL5377, 4.00%, 6/1/44	2,271	2,548
Pool #AL5734, 3.50%, 9/1/29	641	693
Pool #AL5785, 4.00%, 9/1/44	1,292	1,462
Pool #AL6488, 3.50%, 8/1/43	485	534
Pool #AL7807, 3.00%, 11/1/30	1,785	1,925
Pool #AL8469, 3.50%, 4/1/31	308	336
Pool #AL8908, 3.00%, 8/1/46	687	742
Pool #AL8951, 3.00%, 8/1/46	601	642
Pool #AL9582, 3.00%, 12/1/31	823	881
Pool #AO0752, 3.00%, 4/1/42	504	536

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AO0800, 3.00%, 4/1/27	$312	$328
Pool #AO2973, 3.50%, 5/1/42	1,176	1,324
Pool #AO4136,
3.50%, 6/1/42	664	718
Pool #AO7970,
2.50%, 6/1/27	209	220
Pool #AO8031,
3.50%, 7/1/42	1,907	2,067
Pool #AO8629,
3.50%, 7/1/42	303	328
Pool #AP6273,
3.00%, 10/1/42	542	578
Pool #AQ6784,
3.50%, 12/1/42	574	622
Pool #AQ8185,
2.50%, 1/1/28	132	139
Pool #AQ8647,
3.50%, 12/1/42	894	970
Pool #AR1706,
2.50%, 1/1/28	2,002	2,096
Pool #AR3054,
3.00%, 1/1/28	498	530
Pool #AR3792,
3.00%, 2/1/43	453	483
Pool #AR8151,
3.00%, 3/1/43	955	1,018
Pool #AR9188,
2.50%, 3/1/43	124	133
Pool #AR9582,
3.00%, 3/1/43	327	357
Pool #AS0018,
3.00%, 7/1/43	1,957	2,083
Pool #AS0275,
3.00%, 8/1/33	205	217
Pool #AS3294,
4.00%, 9/1/44	1,251	1,357
Pool #AS3600,
3.00%, 10/1/29	1,098	1,173
Pool #AS3657,
4.50%, 10/1/44	774	852

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     53     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AS4085,
4.00%, 12/1/44	$426	$478
Pool #AS4306,
3.00%, 1/1/45	758	799
Pool #AS4458,
3.50%, 2/1/45	2,595	2,827
Pool #AS4715,
3.00%, 4/1/45	762	817
Pool #AS5090,
2.50%, 6/1/30	266	283
Pool #AS5324,
2.50%, 7/1/30	601	628
Pool #AS5500,
3.00%, 7/1/35	283	297
Pool #AS5666,
4.00%, 8/1/45	748	811
Pool #AS5892,
3.50%, 10/1/45	1,003	1,069
Pool #AS6192,
3.50%, 11/1/45	2,184	2,358
Pool #AS6262,
3.50%, 11/1/45	1,199	1,279
Pool #AS6332,
3.50%, 12/1/45	1,316	1,403
Pool #AS6398,
3.50%, 12/1/45	892	951
Pool #AS6730,
3.50%, 2/1/46	1,571	1,678
Pool #AS6887,
2.50%, 3/1/31	549	583
Pool #AS7149,
3.00%, 5/1/46	1,125	1,221
Pool #AS7157,
3.00%, 5/1/46	598	629
Pool #AS7247,
4.00%, 5/1/46	352	380
Pool #AS7343,
3.00%, 6/1/46	586	616
Pool #AS7480,
2.00%, 7/1/31	154	161
Pool #AS7580,
3.00%, 7/1/46	701	736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AS8067, 3.00%, 10/1/46	$1,161	$1,246
Pool #AS8074, 3.00%, 10/1/46	564	593
Pool #AS8178, 3.00%, 10/1/36	180	190
Pool #AS8194, 2.50%, 10/1/31	1,903	2,031
Pool #AS8424, 3.00%, 12/1/36	271	285
Pool #AS8483, 3.00%, 12/1/46	946	999
Pool #AS8591, 2.00%, 1/1/32	312	326
Pool #AS8614, 3.50%, 1/1/32	208	228
Pool #AS8699, 4.00%, 1/1/47	2,261	2,431
Pool #AS8787, 2.00%, 2/1/32	168	175
Pool #AS8960, 4.00%, 3/1/47	552	606
Pool #AS9505, 3.00%, 4/1/32	572	605
Pool #AS9615, 4.50%, 5/1/47	651	709
Pool #AT0666, 3.50%, 4/1/43	397	438
Pool #AT2720, 3.00%, 5/1/43	905	977
Pool #AT3164, 3.00%, 4/1/43	1,523	1,623
Pool #AT3180, 3.00%, 5/1/43	1,918	2,045
Pool #AT5026, 3.00%, 5/1/43	1,608	1,714
Pool #AU1657, 2.50%, 7/1/28	320	338
Pool #AU1689, 3.50%, 8/1/43	2,051	2,249
Pool #AU1808, 3.00%, 8/1/43	1,610	1,713

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     54     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #AU3164,
3.00%, 8/1/33	$186	$201
Pool #AU5918,
3.00%, 9/1/43	1,341	1,425
Pool #AU5919,
3.50%, 9/1/43	875	944
Pool #AV0691,
4.00%, 12/1/43	1,744	1,943
Pool #AV2339,
4.00%, 12/1/43	376	418
Pool #AW8167,
3.50%, 2/1/42	432	467
Pool #AW8595,
3.00%, 8/1/29	279	300
Pool #AX2163,
3.50%, 11/1/44	484	517
Pool #AX4413,
4.00%, 11/1/44	934	1,025
Pool #AX4839,
3.50%, 11/1/44	921	984
Pool #AX6139,
4.00%, 11/1/44	1,333	1,474
Pool #AY0544,
2.50%, 8/1/27	863	902
Pool #AY3062,
3.00%, 11/1/26	310	330
Pool #AY9555,
3.00%, 5/1/45	1,165	1,231
Pool #AZ1449,
3.00%, 7/1/45	767	810
Pool #AZ2936,
3.00%, 9/1/45	414	437
Pool #AZ2947,
4.00%, 9/1/45	842	913
Pool #AZ4775,
3.50%, 10/1/45	607	648
Pool #AZ6684,
3.00%, 2/1/31	615	655
Pool #BA2911,
3.00%, 11/1/30	262	275
Pool #BC0326,
3.50%, 12/1/45	441	470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #BC0822,
3.50%, 4/1/46	$3,942	$4,206
Pool #BC1105,
3.50%, 2/1/46	1,585	1,688
Pool #BC1510,
3.00%, 8/1/46	522	549
Pool #BC9096,
3.50%, 12/1/46	685	728
Pool #BE3171,
2.50%, 2/1/32	616	657
Pool #BH1130,
3.50%, 4/1/32	496	536
Pool #BH5784,
3.00%, 11/1/32	2,145	2,309
Pool #BH7032,
3.50%, 12/1/47	421	446
Pool #BH7106,
3.50%, 1/1/48	923	974
Pool #BH9215,
3.50%, 1/1/48	1,580	1,670
Pool #BJ0648,
3.50%, 3/1/48	917	969
Pool #BJ9181,
5.00%, 5/1/48	672	739
Pool #BJ9260,
4.00%, 4/1/48	787	841
Pool #BJ9977,
4.00%, 5/1/48	421	454
Pool #BK0276,
4.00%, 9/1/48	330	353
Pool #BK0920,
4.00%, 7/1/48	1,457	1,552
Pool #BK0922,
4.50%, 7/1/48	253	274
Pool #BK4740,
4.00%, 8/1/48	456	486
Pool #BK4764,
4.00%, 8/1/48	430	457
Pool #BK4816,
4.00%, 9/1/48	815	870
Pool #BM1687,
4.00%, 1/1/47	2,275	2,458

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     55     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #BM1787, 4.00%, 9/1/47	$1,427	$1,571
Pool #BM2001, 3.50%, 12/1/46	237	253
Pool #BM3286, 4.50%, 11/1/47	144	157
Pool #BM4151, 2.50%, 6/1/32	1,963	2,055
Pool #BM5288, 3.50%, 1/1/34	497	525
Pool #BM5466, 2.50%, 10/1/43	707	753
Pool #BM5804, 5.00%, 1/1/49	1,024	1,122
Pool #BN1176, 4.50%, 11/1/48	408	441
Pool #BN1628, 4.50%, 11/1/48	289	312
Pool #BN5947, 3.50%, 6/1/49	436	464
Pool #BN6097, 4.00%, 6/1/49	2,671	2,848
Pool #BN6683, 3.50%, 6/1/49	907	956
Pool #BO1012, 3.50%, 8/1/49	489	515
Pool #BO1021, 3.50%, 8/1/49	524	552
Pool #BO1169, 3.50%, 7/1/49	287	302
Pool #BO1444, 3.00%, 10/1/49	483	512
Pool #BO1461, 3.00%, 10/1/49	259	275
Pool #BO3181, 2.50%, 10/1/49	1,123	1,179
Pool #BO4708, 3.00%, 11/1/49	1,121	1,174
Pool #BO8620, 3.00%, 12/1/49	942	989
Pool #BP4660, 2.50%, 5/1/50	263	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #BP6496, 2.00%, 7/1/35	$1,275	$1,326
Pool #BP6626, 2.00%, 8/1/50	1,165	1,205
Pool #BP6683, 2.50%, 9/1/50	880	924
Pool #BP7273, 2.50%, 8/1/50	523	549
Pool #BP7585, 2.00%, 9/1/50	3,835	3,966
Pool #BQ0202, 2.50%, 8/1/50	769	809
Pool #BQ1147, 10/1/50(13)	910	962
Pool #BQ1351, 8/1/50(13)	908	959
Pool #CA0110, 3.50%, 8/1/47	984	1,037
Pool #CA0619, 4.00%, 10/1/47	243	260
Pool #CA0620, 4.00%, 10/1/47	2,700	2,889
Pool #CA0656, 3.50%, 11/1/47	1,676	1,809
Pool #CA0859, 3.50%, 12/1/47	1,432	1,517
Pool #CA0917, 3.50%, 12/1/47	1,007	1,079
Pool #CA1370, 4.00%, 3/1/48	610	661
Pool #CA1378, 4.00%, 3/1/48	572	611
Pool #CA1564, 4.50%, 4/1/48	270	293
Pool #CA1711, 4.50%, 5/1/48	798	864
Pool #CA1902, 4.50%, 6/1/48	841	918
Pool #CA1909, 4.50%, 6/1/48	375	406
Pool #CA1951, 4.00%, 7/1/48	536	572

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     56     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #CA1952, 4.50%, 6/1/48	$249	$269
Pool #CA2056, 4.50%, 7/1/48	332	359
Pool #CA2208, 4.50%, 8/1/48	255	275
Pool #CA2256, 3.50%, 8/1/33	523	558
Pool #CA2366, 3.50%, 9/1/48	378	399
Pool #CA2375, 4.00%, 9/1/48	1,433	1,529
Pool #CA2559, 4.00%, 11/1/33	512	548
Pool #CA2616, 3.50%, 11/1/48	1,430	1,547
Pool #CA2729, 4.50%, 11/1/48	1,465	1,584
Pool #CA3640, 6/1/49(13)	1,036	1,118
Pool #CA4029, 4.00%, 8/1/49	2,486	2,653
Pool #CA4143, 3.00%, 9/1/49	8,608	9,100
Pool #CA4420, 3.00%, 10/1/49	828	878
Pool #CA4792, 3.00%, 12/1/49	628	658
Pool #CA5020, 3.50%, 1/1/50	1,772	1,868
Pool #CA5452, 3.00%, 3/1/50	1,989	2,084
Pool #CA5508, 3.00%, 4/1/50	2,658	2,786
Pool #CA6072, 2.50%, 6/1/50	761	801
Pool #CA6074, 2.50%, 6/1/50	1,077	1,131
Pool #CA6144, 2.50%, 6/1/50	1,158	1,216
Pool #CA6290, 7/1/50(13)	993	1,042

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #CA6305, 2.50%, 7/1/50	$2,048	$2,150
Pool #CA6339, 2.50%, 7/1/50	1,929	2,025
Pool #CA6346, 2.50%, 7/1/50	960	1,010
Pool #CA6563, 2.50%, 8/1/35	986	1,030
Pool #CA6601, 2.50%, 8/1/50	766	805
Pool #CA6951, 9/1/50(13)	608	641
Pool #CA6962, 2.50%, 9/1/50	875	930
Pool #CA7019, 9/1/50(13)	1,668	1,725
Pool #CA7216, 10/1/50(13)	3,340	3,468
Pool #CA7232, 10/1/50(13)	1,820	1,911
Pool #FM1496, 3.50%, 9/1/49	6,331	6,672
Pool #FM1708, 3.00%, 12/1/45	433	467
Pool #FM1742, 3.00%, 10/1/49	514	547
Pool #FM1938, 4.50%, 9/1/49	1,647	1,781
Pool #FM2305, 3.50%, 2/1/50	1,739	1,862
Pool #FM2715, 3.00%, 3/1/50	374	393
Pool #FM2778, 3.00%, 3/1/50	2,047	2,168
Pool #FM2963, 3.00%, 2/1/50	9,165	9,737
Pool #FM3225, 3.00%, 5/1/50	1,124	1,196
Pool #FM3747, 2.50%, 8/1/50	1,534	1,616
Pool #FM3969, 2.50%, 8/1/43	663	706

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     57     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #FM4149, 3.00%, 9/1/50	$5,500	$5,836
Pool #FM4193, 2.50%, 9/1/50	980	1,036
Pool #MA0361, 4.00%, 3/1/30	99	107
Pool #MA0667, 4.00%, 3/1/31	278	303
Pool #MA0706, 4.50%, 4/1/31	322	355
Pool #MA0711, 3.50%, 4/1/31	173	184
Pool #MA0804, 4.00%, 7/1/31	181	197
Pool #MA0976, 3.50%, 2/1/32	389	420
Pool #MA1107, 3.50%, 7/1/32	497	537
Pool #MA1138, 3.50%, 8/1/32	273	295
Pool #MA1141, 3.00%, 8/1/32	141	149
Pool #MA1200, 3.00%, 10/1/32	770	809
Pool #MA1239, 3.50%, 11/1/32	373	403
Pool #MA1432, 3.00%, 5/1/33	793	838
Pool #MA1511, 2.50%, 7/1/33	242	255
Pool #MA1764, 4.00%, 1/1/34	335	365
Pool #MA2320, 3.00%, 7/1/35	669	704
Pool #MA2473, 3.50%, 12/1/35	262	282
Pool #MA2489, 2.50%, 12/1/30	923	966
Pool #MA2512, 4.00%, 1/1/46	389	424
Pool #MA2670, 3.00%, 7/1/46	1,624	1,706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #MA2672, 3.00%, 7/1/36	$353	$371
Pool #MA2705, 3.00%, 8/1/46	1,164	1,224
Pool #MA2737, 3.00%, 9/1/46	531	558
Pool #MA2738, 3.00%, 9/1/36	513	540
Pool #MA2771, 3.00%, 10/1/46	576	606
Pool #MA2775, 2.50%, 10/1/31	314	329
Pool #MA2781, 2.50%, 10/1/46	393	418
Pool #MA2804, 3.00%, 11/1/36	649	680
Pool #MA2817, 2.50%, 11/1/36	282	297
Pool #MA2841, 2.50%, 12/1/36	117	124
Pool #MA2863, 3.00%, 1/1/47	8,811	9,262
Pool #MA2895, 3.00%, 2/1/47	517	543
Pool #MA2929, 3.50%, 3/1/47	2,535	2,686
Pool #MA3028, 3.50%, 6/1/37	533	566
Pool #MA3057, 3.50%, 7/1/47	1,193	1,262
Pool #MA3058, 4.00%, 7/1/47	434	465
Pool #MA3059, 3.50%, 7/1/37	96	102
Pool #MA3073, 4.50%, 7/1/47	889	968
Pool #MA3127, 3.00%, 9/1/37	224	234
Pool #MA3150, 4.50%, 10/1/47	482	525
Pool #MA3181, 3.50%, 11/1/37	164	173

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     58     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #MA3182, 3.50%, 11/1/47	$1,340	$1,417
Pool #MA3184, 4.50%, 11/1/47	146	159
Pool #MA3185, 3.00%, 11/1/37	277	292
Pool #MA3188, 3.00%, 11/1/32	810	850
Pool #MA3211, 4.00%, 12/1/47	259	277
Pool #MA3239, 4.00%, 1/1/48	1,094	1,172
Pool #MA3276, 3.50%, 2/1/48	1,148	1,214
Pool #MA3281, 4.00%, 2/1/38	568	614
Pool #MA3334, 4.50%, 4/1/48	867	942
Pool #MA3385, 4.50%, 6/1/48	335	364
Pool #MA3412, 3.50%, 7/1/38	293	309
Pool #MA3413, 4.00%, 7/1/38	114	123
Pool #MA3443, 4.00%, 8/1/48	333	355
Pool #MA3444, 4.50%, 8/1/48	314	341
Pool #MA3467, 4.00%, 9/1/48	322	343
Pool #MA3492, 4.00%, 10/1/38	95	101
Pool #MA3547, 3.00%, 12/1/33	538	564
Pool #MA3590, 4.00%, 2/1/39	97	103
Pool #MA3685, 3.00%, 6/1/49	537	562
Pool #MA3692, 3.50%, 7/1/49	442	465
Pool #MA3695, 3.00%, 7/1/34	216	227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #MA3744, 3.00%, 8/1/49	$601	$629
Pool #MA3765, 2.50%, 9/1/49	981	1,030
Pool #MA3870, 2.50%, 12/1/49	426	447
Pool #MA3871, 3.00%, 12/1/49	528	553
Pool #MA3896, 2.50%, 1/1/35	2,836	2,962
Pool #MA3898, 3.50%, 1/1/35	1,145	1,213
Pool #MA3902, 2.50%, 1/1/50	427	448
Pool #MA3934, 3.00%, 2/1/40	345	361
Pool #MA3958, 3.00%, 3/1/40	352	368
Pool #MA4013, 2.50%, 5/1/35	562	588
Pool #MA4014, 3.00%, 5/1/35	945	997
Pool #MA4016, 2.50%, 5/1/40	1,044	1,096
Pool #MA4042, 2.00%, 6/1/35	970	1,009
Pool #MA4053, 2.50%, 6/1/35	1,924	2,010
Pool #MA4071, 2.00%, 7/1/40	492	509
Pool #MA4072, 2.50%, 7/1/40	493	517
Pool #MA4074, 2.00%, 7/1/35	1,465	1,524
Pool #MA4076, 3.00%, 7/1/35	1,946	2,045
Pool #MA4078, 2.50%, 7/1/50	2,695	2,829
Pool #MA4093, 2.00%, 8/1/40	247	256
Pool #MA4094, 2.50%, 8/1/40	495	520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     59     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Fannie Mae – 13.7% continued
Pool #MA4096, 2.50%, 8/1/50	$1,600	$1,679
Pool #MA4099, 2.50%, 8/1/35	1,489	1,560
Pool #MA4100, 2.00%, 8/1/50	2,493	2,578
Pool #MA4119, 2.00%, 9/1/50	2,783	2,878
Pool #MA4122, 1.50%, 9/1/35	498	509
Pool #MA4123, 2.00%, 9/1/35	1,987	2,067
Pool #MA4128, 2.00%, 9/1/40	698	722
Pool #MA4129, 2.50%, 9/1/40	500	525
Pool #MA4154, 10/1/35(13)	500	512
Pool #MA4155, 10/1/35(13)	2,000	2,081
Pool #MA4176, 10/1/40(13)	700	724
Pool TBA, 9/1/50(13)	1,575	1,649

10/1/50(13)	68,100	71,769

		477,296

Federal Farm Credit Bank – 0.1%

0.26%, 6/22/22	2,000	2,004

1.38%, 10/11/22	1,000	1,024

0.73%, 5/27/25	2,000	2,002

		5,030

Federal Home Loan Bank – 0.4%

3.00%, 10/12/21	3,000	3,089

1.63%, 12/20/21	4,000	4,073

2.13%, 6/10/22	1,000	1,033

1.38%, 2/17/23	3,500	3,598

5.50%, 7/15/36	500	778

		12,571

Freddie Mac – 7.3%

Federal Home Loan Mortgage Corp.,

0.13%, 7/25/22	1,000	999

0.38%, 5/5/23	2,000	2,009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued

0.25%, 6/26/23	$1,000	$1,001

0.25%, 8/24/23	2,500	2,502

0.70%, 9/2/25	3,000	3,001

0.38%, 9/23/25	2,000	1,993
Freddie Mac,

2.38%, 1/13/22	1,500	1,543

2.75%, 6/19/23	1,000	1,068

6.75%, 3/15/31	1,200	1,874
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,

2.37%, 5/25/22	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,

2.31%, 8/25/22	350	361
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,

2.57%, 9/25/22	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,

3.11%, 2/25/23	300	316
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,

3.32%, 2/25/23	250	265
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,

3.25%, 4/25/23	300	318
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,

3.30%, 4/25/23	227	242
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,

3.31%, 5/25/23	365	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,

3.06%, 7/25/23	350	372

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     60     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2,

3.53%, 10/25/23	$1,000	$1,085
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,

3.39%, 3/25/24	295	321
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,

3.24%, 9/25/24	300	329
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,

3.17%, 10/25/24	300	329
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,

2.67%, 12/25/24	200	216
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,

3.06%, 12/25/24	200	219
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,

3.21%, 3/25/25	250	277
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,

3.33%, 5/25/25	500	558
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,

3.31%, 9/25/25	300	336
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,

3.00%, 12/25/25	300	332
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,

2.75%, 1/25/26	250	275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,

2.67%, 3/25/26	$500	$548
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,

2.53%, 5/25/26	400	436
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,

2.65%, 8/25/26	250	276
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,

3.12%, 9/25/26	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,

3.24%, 4/25/27	350	400
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,

3.12%, 6/25/27	350	397
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,

3.19%, 7/25/27	250	285
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,

3.24%, 8/25/27	150	173
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,

3.19%, 9/25/27	200	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,

3.30%, 11/25/27	150	173
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,

3.44%, 12/25/27	150	175

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     61     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,

3.35%, 1/25/28	$150	$174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,

3.60%, 1/25/28	150	176
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,

3.65%, 2/25/28	150	176
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,

3.90%, 4/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,

3.85%, 5/25/28	200	239
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,

3.85%, 6/25/28	150	179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,

3.93%, 6/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,

3.93%, 7/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,

3.90%, 8/25/28	200	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,

3.92%, 9/25/28	350	423
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,

4.05%, 9/25/28	200	245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,

3.86%, 11/25/28	$200	$241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,

3.69%, 1/25/29	100	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,

3.42%, 2/25/29	500	590
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,

3.51%, 3/25/29	150	177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,

3.30%, 4/25/29	300	350
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,

2.98%, 5/25/29	200	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,

2.90%, 6/25/29	300	343
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,

2.54%, 10/25/29	250	279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,

2.25%, 1/25/30	250	274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,

1.87%, 1/25/30	200	213
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,

1.56%, 4/25/30	500	520

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     62     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,

1.48%, 4/25/30	$500	$517
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,

1.35%, 5/25/30	500	512
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,

1.31%, 5/25/30	500	511
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,

1.34%, 6/25/30	500	512
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,

3.72%, 1/25/31	100	120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,

3.79%, 1/25/34	100	125
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,

3.47%, 3/25/31	100	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,

3.54%, 3/25/34	100	121
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,

2.99%, 5/25/31	100	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,

3.06%, 4/25/34	100	118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,

1.94%, 2/25/35	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,

1.72%, 7/25/35	$200	$206
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,

3.42%, 4/25/32	100	118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,

3.75%, 4/25/33	100	122
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,

3.99%, 5/25/33	100	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,

3.99%, 8/25/33	100	125
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,

2.79%, 1/25/22	250	256
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,

2.73%, 6/25/22	40	41
Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2,

3.09%, 8/25/22	250	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,

2.41%, 3/25/23	250	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,

2.45%, 8/25/23	250	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,

3.14%, 10/25/24	200	218

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     63     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	$200	$222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,

3.60%, 2/25/25	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,

3.70%, 5/25/25	400	447
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,

3.75%, 8/25/25	500	565
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,

3.21%, 2/25/26	200	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 5/25/26	150	166
Pool #QA0127, 3.50%, 6/1/49	1,726	1,835
Pool #QA1132, 3.50%, 7/1/49	728	767
Pool #QA1263, 3.50%, 7/1/49	801	856
Pool #QA1752, 3.50%, 8/1/49	3,407	3,591
Pool #QA1883, 8/1/49(13)	1,147	1,241
Pool #QA3149, 3.00%, 10/1/49	597	637
Pool #QA4699, 3.00%, 11/1/49	613	642
Pool #QA8043, 3.00%, 3/1/50	3,318	3,521
Pool #QB0211, 2.50%, 6/1/50	908	953
Pool #QB2516, 2.50%, 8/1/50	711	746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #QB2682, 2.50%, 8/1/50	$680	$714
Pool #QB2966, 2.50%, 9/1/50	225	236
Pool #QB3199, 2.00%, 9/1/50	1,015	1,050
Pool #QN0818, 2.50%, 10/1/34	769	803
Pool #RA1196, 4.00%, 8/1/49	3,046	3,247
Pool #RA1343, 3.00%, 9/1/49	5,542	5,874
Pool #RA1493, 3.00%, 10/1/49	9,279	9,856
Pool #RA1501, 3.00%, 10/1/49	553	580
Pool #RA2010, 3.50%, 1/1/50	846	891
Pool #RA2117, 3.00%, 2/1/50	649	691
Pool #RA2386, 3.00%, 4/1/50	1,765	1,867
Pool #RA2457, 4/1/50(13)	999	1,065
Pool #RA2730, 2.50%, 6/1/50	457	485
Pool #RA2790, 2.50%, 6/1/50	887	931
Pool #RA2853, 2.50%, 6/1/50	1,111	1,166
Pool #RA2959, 2.50%, 7/1/50	1,114	1,170
Pool #RA3086, 2.50%, 7/1/50	911	957
Pool #RA3306, 2.50%, 8/1/50	588	619
Pool #RA3524, 9/1/50(13)	2,692	2,801
Pool #RA3563, 9/1/50(13)	1,415	1,466
Pool #RA3578, 9/1/50(13)	1,890	1,954

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     64     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #RA3662, 10/1/50(13)	$1,020	$1,071
Pool #RA3663, 10/1/50(13)	960	1,017
Pool #RA3765, 10/1/50(13)	1,020	1,071
Pool #RB5032, 2.50%, 2/1/40	221	232
Pool #RB5033, 3.00%, 2/1/40	848	888
Pool #RB5043, 2.50%, 4/1/40	450	472
Pool #RB5048, 2.50%, 5/1/40	191	200
Pool #RB5059, 2.50%, 7/1/40	197	206
Pool #RB5066, 2.50%, 8/1/40	495	520
Pool #RB5072, 2.50%, 9/1/40	500	525
Pool #RB5076, 2.00%, 8/1/40	940	972
Pool #RB5085, 10/1/40(13)	700	724
Pool #SB0048, 3.00%, 8/1/34	1,314	1,390
Pool #SB0330, 2.00%, 5/1/35	726	755
Pool #SB8045, 2.50%, 5/1/35	469	490
Pool #SB8046, 3.00%, 5/1/35	935	983
Pool #SB8049, 2.50%, 6/1/35	1,439	1,504
Pool #SB8052, 2.00%, 7/1/35	976	1,015
Pool #SB8057, 2.00%, 8/1/35	1,181	1,229
Pool #SB8058, 2.50%, 8/1/35	1,474	1,543
Pool #SB8061, 2.00%, 9/1/35	1,986	2,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #SB8062, 2.50%, 9/1/35	$1,000	$1,045
Pool #SB8067, 1.50%, 9/1/35	497	509
Pool #SB8068, 10/1/35(13)	500	512
Pool #SB8069, 10/1/35(13)	1,500	1,560
Pool #SD0163, 3.00%, 12/1/49	1,444	1,539
Pool #SD0261, 3.00%, 2/1/50	625	658
Pool #SD0262, 3.50%, 2/1/50	889	954
Pool #SD0410, 2.50%, 8/1/50	1,946	2,055
Pool #SD0414, 2.50%, 8/1/50	410	434
Pool #SD7512, 3.00%, 2/1/50	994	1,057
Pool #SD8019, 4.50%, 10/1/49	1,253	1,355
Pool #SD8023, 2.50%, 11/1/49	822	863
Pool #SD8029, 2.50%, 12/1/49	860	903
Pool #SD8037, 2.50%, 1/1/50	868	912
Pool #SD8083, 2.50%, 8/1/50	1,431	1,502
Pool #SD8090, 2.00%, 9/1/50	3,485	3,604
Pool #SD8097, 2.00%, 8/1/50	3,272	3,384
Pool #ZA1036, 4.50%, 2/1/40	168	188
Pool #ZA1159, 3.50%, 4/1/42	425	473
Pool #ZA1165, 3.50%, 4/1/42	791	854
Pool #ZA1254, 3.00%, 10/1/42	1,969	2,098

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     65     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #ZA1334, 3.50%, 7/1/42	$275	$297
Pool #ZA1361, 3.50%, 5/1/43	360	389
Pool #ZA1375, 4.00%, 9/1/44	259	284
Pool #ZA1378, 3.50%, 10/1/44	369	395
Pool #ZA2773, 2.50%, 8/1/27	145	152
Pool #ZA3862, 2.50%, 5/1/31	527	561
Pool #ZA4194, 3.00%, 4/1/43	367	400
Pool #ZA4214, 3.00%, 5/1/43	586	638
Pool #ZA4715, 4.00%, 9/1/46	1,801	1,991
Pool #ZA5107, 4.00%, 11/1/47	547	586
Pool #ZA5642, 4.00%, 9/1/48	1,127	1,202
Pool #ZA5950, 4.50%, 11/1/48	2,147	2,321
Pool #ZI6135, 5.00%, 9/1/34	618	712
Pool #ZI6854, 4.50%, 12/1/37	50	55
Pool #ZI7645, 5.00%, 6/1/38	214	245
Pool #ZI8519, 4.50%, 2/1/39	36	40
Pool #ZI9157, 4.50%, 9/1/39	992	1,115
Pool #ZI9349, 4.50%, 10/1/39	586	659
Pool #ZI9657, 4.50%, 1/1/40	522	587
Pool #ZI9862, 4.50%, 3/1/40	317	362
Pool #ZI9939, 4.50%, 4/1/40	214	241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #ZJ0631, 4.50%, 10/1/40	$313	$352
Pool #ZJ1046, 4.00%, 1/1/41	355	394
Pool #ZJ1052, 4.00%, 1/1/41	271	300
Pool #ZJ1228, 4.00%, 2/1/41	546	600
Pool #ZJ1359, 4.50%, 3/1/41	221	246
Pool #ZK5468, 2.00%, 5/1/28	672	702
Pool #ZK7259, 2.50%, 4/1/30	616	655
Pool #ZK7533, 2.50%, 7/1/30	387	404
Pool #ZL1714, 4.50%, 7/1/41	321	362
Pool #ZL1806, 4.50%, 8/1/41	871	981
Pool #ZL1922, 4.00%, 9/1/41	147	161
Pool #ZL2350, 3.50%, 11/1/41	188	203
Pool #ZL3211, 3.50%, 6/1/42	578	639
Pool #ZL3245, 4.00%, 6/1/42	1,075	1,189
Pool #ZL3535, 3.50%, 8/1/42	931	1,048
Pool #ZL3551, 3.50%, 8/1/42	879	954
Pool #ZL4634, 3.00%, 1/1/43	2,866	3,052
Pool #ZL4709, 3.00%, 1/1/43	621	662
Pool #ZL5074, 3.00%, 2/1/43	273	291
Pool #ZL5915, 3.50%, 5/1/43	1,437	1,559
Pool #ZL5927, 3.00%, 5/1/43	311	339

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     66     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #ZL6381, 3.00%, 6/1/43	$689	$734
Pool #ZL6467, 3.00%, 7/1/43	514	548
Pool #ZL6676, 3.00%, 8/1/43	889	947
Pool #ZL6920, 3.50%, 8/1/43	268	287
Pool #ZL7780, 4.00%, 2/1/44	538	599
Pool #ZL8299, 3.50%, 7/1/44	1,758	1,908
Pool #ZL8300, 4.00%, 7/1/44	1,307	1,435
Pool #ZL8709, 4.00%, 11/1/44	503	556
Pool #ZM0489, 4.00%, 11/1/45	556	601
Pool #ZM0617, 3.50%, 12/1/45	516	563
Pool #ZM1194, 3.00%, 6/1/46	761	801
Pool #ZM1933, 3.00%, 10/1/46	768	808
Pool #ZM2167, 3.00%, 11/1/46	1,135	1,193
Pool #ZM2286, 3.50%, 12/1/46	2,096	2,230
Pool #ZM3525, 3.50%, 6/1/47	253	273
Pool #ZM3933, 3.50%, 8/1/47	975	1,054
Pool #ZM4305, 3.50%, 9/1/47	1,091	1,155
Pool #ZM4601, 3.50%, 10/1/47	1,856	1,968
Pool #ZM4711, 4.00%, 11/1/47	2,391	2,564
Pool #ZM4736, 3.50%, 11/1/47	471	499
Pool #ZM4908, 3.50%, 11/1/47	936	990

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued
Pool #ZM5133, 3.50%, 12/1/47	$388	$410
Pool #ZM5397, 3.50%, 1/1/48	1,011	1,069
Pool #ZM5659, 3.50%, 2/1/48	827	875
Pool #ZM5917, 4.00%, 3/1/48	638	682
Pool #ZM6682, 4.50%, 5/1/48	587	636
Pool #ZM7370, 4.00%, 7/1/48	442	472
Pool #ZM7378, 5.00%, 7/1/48	413	454
Pool #ZM7849, 4.00%, 8/1/48	280	298
Pool #ZM8045, 4.00%, 9/1/48	695	740
Pool #ZM8575, 4.50%, 10/1/48	497	537
Pool #ZN1506, 3.50%, 11/1/48	1,193	1,302
Pool #ZN3447, 3.50%, 2/1/49	422	452
Pool #ZS0932, 4.50%, 8/1/34	18	20
Pool #ZS0971, 5.00%, 12/1/35	177	203
Pool #ZS1567, 5.00%, 8/1/37	21	25
Pool #ZS2391, 5.00%, 9/1/38	43	49
Pool #ZS2499, 5.00%, 3/1/38	99	114
Pool #ZS2533, 4.50%, 2/1/39	111	124
Pool #ZS2827, 4.50%, 11/1/39	292	331
Pool #ZS2905, 4.50%, 4/1/40	352	396
Pool #ZS3554, 3.50%, 7/1/42	424	458

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     67     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued

Pool #ZS3596, 4.00%, 6/1/42	$1,162	$1,284

Pool #ZS3613, 4.00%, 8/1/42	664	734

Pool #ZS3792, 2.50%, 7/1/43	516	549

Pool #ZS4078, 3.50%, 1/1/45	630	692

Pool #ZS4100, 3.50%, 3/1/45	1,238	1,344

Pool #ZS4127, 4.50%, 7/1/44	320	359

Pool #ZS4472, 3.50%, 2/1/42	500	541

Pool #ZS4522, 3.00%, 7/1/43	1,688	1,798

Pool #ZS4536, 3.50%, 10/1/43	658	711

Pool #ZS4584, 3.00%, 9/1/44	256	271

Pool #ZS4590, 3.00%, 11/1/44	2,795	2,958

Pool #ZS4600, 4.00%, 1/1/45	781	853

Pool #ZS4607, 3.50%, 3/1/45	1,028	1,097

Pool #ZS4617, 3.00%, 6/1/45	486	513

Pool #ZS4618, 3.50%, 6/1/45	829	885

Pool #ZS4621, 3.00%, 7/1/45	1,188	1,254

Pool #ZS4627, 4.00%, 8/1/45	269	293

Pool #ZS4629, 3.00%, 9/1/45	3,582	3,774

Pool #ZS4630, 3.50%, 9/1/45	609	649

Pool #ZS4634, 4.00%, 10/1/45	344	373

Pool #ZS4639, 4.00%, 11/1/45	334	364

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued

Pool #ZS4642, 3.50%, 12/1/45	$1,192	$1,272

Pool #ZS4655, 3.50%, 3/1/46	604	648

Pool #ZS4667, 3.00%, 6/1/46	803	845

Pool #ZS4671, 3.00%, 8/1/46	1,752	1,843

Pool #ZS4677, 3.00%, 9/1/46	491	516

Pool #ZS4682, 3.00%, 10/1/46	649	683

Pool #ZS4703, 3.00%, 2/1/47	445	467

Pool #ZS4722, 3.50%, 6/1/47	630	667

Pool #ZS4730, 3.50%, 8/1/47	243	257

Pool #ZS4740, 4.00%, 10/1/47	1,040	1,114

Pool #ZS4743, 3.50%, 11/1/47	1,537	1,627

Pool #ZS4745, 4.50%, 11/1/47	989	1,075

Pool #ZS4747, 3.50%, 12/1/47	412	436

Pool #ZS4748, 4.00%, 12/1/47	1,108	1,186

Pool #ZS4749, 4.50%, 12/1/47	328	357

Pool #ZS4752, 4.00%, 1/1/48	923	990

Pool #ZS4759, 3.50%, 3/1/48	959	1,013

Pool #ZS4769, 4.00%, 5/1/48	583	624

Pool #ZS4773, 4.50%, 6/1/48	176	191

Pool #ZS4781, 4.50%, 7/1/48	414	448

Pool #ZS4785, 4.00%, 8/1/48	455	485

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     68     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac – 7.3% continued

Pool #ZS6948, 2.50%, 11/1/28	$383	$405

Pool #ZS8023, 2.00%, 8/1/32	105	110

Pool #ZS8495, 2.50%, 8/1/28	1,505	1,576

Pool #ZS8628, 2.00%, 11/1/31	173	181

Pool #ZS8639, 2.00%, 1/1/32	59	62

Pool #ZS9449, 3.50%, 8/1/45	680	740

Pool #ZS9495, 3.50%, 10/1/45	1,007	1,110

Pool #ZS9580, 3.50%, 12/1/45	941	1,014

Pool #ZS9618, 3.50%, 3/1/46	1,698	1,855

Pool #ZS9805, 3.00%, 9/1/46	974	1,038

Pool #ZS9813, 3.00%, 9/1/46	964	1,034

Pool #ZS9827, 3.00%, 10/1/46	760	821

Pool #ZS9828, 3.00%, 10/1/46	765	821

Pool #ZT0000, 3.00%, 1/1/47	2,983	3,212

Pool #ZT0074, 3.50%, 3/1/47	3,113	3,359

Pool #ZT0495, 4.50%, 8/1/48	216	233

Pool #ZT0524, 4.50%, 9/1/48	798	871

Pool #ZT0712, 4.00%, 10/1/48	669	713

Pool #ZT0787, 4.00%, 10/1/48	711	758

Pool #ZT1702, 4.00%, 1/1/49	1,330	1,417

Pool #ZT2091, 3.00%, 6/1/34	271	285

		256,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0%

Pool #A16753, 5.00%, 11/1/33	$32	$36

Pool #A17665, 5.00%, 1/1/34	39	45

Pool #A27950, 5.50%, 11/1/34	166	194

Pool #A31136, 5.50%, 1/1/35	185	210

Pool #A39306, 5.50%, 11/1/35	86	101

Pool #A46224, 5.00%, 7/1/35	15	17

Pool #A48104, 5.00%, 1/1/36	52	60

Pool #A51296, 6.00%, 8/1/36	6	7

Pool #A56110, 5.50%, 12/1/36	112	125

Pool #A57604, 5.00%, 3/1/37	94	107

Pool #A58718, 5.50%, 3/1/37	12	13

Pool #A59081, 5.50%, 4/1/37	90	102

Pool #A61560, 5.50%, 10/1/36	184	214

Pool #A61597, 5.50%, 12/1/35	32	35

Pool #A64474, 5.50%, 9/1/37	12	14

Pool #A67116, 7.00%, 10/1/37	15	18

Pool #A68761, 5.50%, 9/1/37	119	133

Pool #A69303, 6.00%, 11/1/37	16	18

Pool #A73778, 5.00%, 2/1/38	62	72

Pool #A74134, 7.00%, 2/1/38	20	22

Pool #A81606, 6.00%, 9/1/38	16	18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     69     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #A83008, 5.50%, 11/1/38	$173	$200

Pool #A91541, 5.00%, 3/1/40	141	161

Pool #C91009, 5.00%, 11/1/26	8	8

Pool #C91247, 5.00%, 4/1/29	75	83

Pool #C91354, 4.00%, 1/1/31	277	298

Pool #C91370, 4.50%, 5/1/31	140	154

Pool #C91388, 3.50%, 2/1/32	171	185

Pool #C91402, 4.00%, 10/1/31	230	250

Pool #C91408, 3.50%, 11/1/31	168	179

Pool #C91485, 3.50%, 8/1/32	259	280

Pool #C91811, 4.00%, 1/1/35	128	140

Pool #C91826, 3.00%, 5/1/35	213	224

Pool #C91858, 3.00%, 12/1/35	223	235

Pool #C91879, 3.00%, 6/1/36	250	263

Pool #C91891, 3.00%, 9/1/36	284	299

Pool #C91904, 2.50%, 11/1/36	177	187

Pool #C91908, 3.00%, 1/1/37	118	124

Pool #C91949, 3.00%, 9/1/37	278	292

Pool #C91955, 3.00%, 10/1/37	232	244

Pool #C91970, 3.50%, 1/1/38	311	330

Pool #C91971, 4.00%, 1/1/38	117	127

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #C92003, 3.50%, 7/1/38	$181	$192

Pool #C92010, 4.00%, 8/1/38	249	267

Pool #D97564, 5.00%, 1/1/28	91	100

Pool #D99094, 3.00%, 3/1/32	169	179

Pool #E03033, 3.00%, 2/1/27	292	307

Pool #E04044, 3.50%, 8/1/27	540	572

Pool #G02064, 5.00%, 2/1/36	81	93

Pool #G02069, 5.50%, 3/1/36	12	14

Pool #G02386, 6.00%, 11/1/36	132	156

Pool #G02391, 6.00%, 11/1/36	4	5

Pool #G02540, 5.00%, 11/1/34	41	48

Pool #G02649, 6.00%, 1/1/37	5	5

Pool #G02702, 6.50%, 1/1/37	11	12

Pool #G02789, 6.00%, 4/1/37	538	636

Pool #G02911, 6.00%, 4/1/37	6	7

Pool #G02973, 6.00%, 6/1/37	17	21

Pool #G03121, 5.00%, 6/1/36	62	71

Pool #G03134, 5.50%, 8/1/36	31	37

Pool #G03218, 6.00%, 9/1/37	20	23

Pool #G03351, 6.00%, 9/1/37	33	39

Pool #G03513, 6.00%, 11/1/37	40	47

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     70     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #G03600, 7.00%, 11/1/37	$17	$20

Pool #G03737, 6.50%, 11/1/37	237	270

Pool #G03992, 6.00%, 3/1/38	46	53

Pool #G04287, 5.00%, 5/1/38	65	73

Pool #G04459, 5.50%, 6/1/38	60	70

Pool #G04611, 6.00%, 7/1/38	124	147

Pool #G04650, 6.50%, 9/1/38	67	76

Pool #G05733, 5.00%, 11/1/39	212	244

Pool #G05969, 5.00%, 8/1/40	115	133

Pool #G05971, 5.50%, 8/1/40	528	611

Pool #G06020, 5.50%, 12/1/39	482	558

Pool #G06767, 5.00%, 10/1/41	422	487

Pool #G06947, 6.00%, 5/1/40	142	167

Pool #G08189, 7.00%, 3/1/37	26	31

Pool #G08192, 5.50%, 4/1/37	27	32

Pool #G08341, 5.00%, 4/1/39	535	614

Pool #G12571, 4.00%, 1/1/22	2	2

Pool #G12673, 5.00%, 9/1/21(12)	—	—

Pool #G12837, 4.50%, 4/1/22	1	1

Pool #G12868, 5.00%, 11/1/22	17	18

Pool #G12869, 5.00%, 9/1/22	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #G13136, 4.50%, 5/1/23	$20	$21

Pool #G13151, 6.00%, 3/1/23	10	10

Pool #G13201, 4.50%, 7/1/23	12	13

Pool #G13433, 5.50%, 1/1/24	18	19

Pool #G14168, 5.50%, 12/1/24	19	19

Pool #G14239, 4.00%, 9/1/26	489	520

Pool #G14554, 4.50%, 7/1/26	33	34

Pool #G14891, 3.00%, 10/1/28	225	241

Pool #G15134, 3.00%, 5/1/29	161	173

Pool #G15468, 3.50%, 12/1/29	321	348

Pool #G16562, 3.50%, 8/1/33	619	670

Pool #G16600, 3.00%, 7/1/33	2,329	2,501

Pool #G16774, 3.50%, 2/1/34	463	491

Pool #G16786, 4.00%, 4/1/34	557	591

Pool #G18220, 6.00%, 11/1/22	3	3

Pool #G18420, 3.00%, 1/1/27	379	399

Pool #G18438, 2.50%, 6/1/27	194	203

Pool #G18442, 3.50%, 8/1/27	323	345

Pool #G18571, 2.50%, 10/1/30	315	329

Pool #G18601, 3.00%, 5/1/31	425	447

Pool #G18626, 2.50%, 1/1/32	2,399	2,512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     71     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #G18664, 3.50%, 10/1/32	$262	$279

Pool #G18681, 3.00%, 3/1/33	974	1,023

Pool #G30327, 4.50%, 1/1/27	15	17

Pool #G30835, 3.50%, 12/1/35	242	262

Pool #G31020, 2.50%, 2/1/37	66	69

Pool #G31057, 3.00%, 2/1/38	331	348

Pool #J00991, 4.00%, 1/1/21	1	1

Pool #J03041, 6.00%, 7/1/21	2	2

Pool #J03736, 5.50%, 11/1/21	3	3

Pool #J05307, 4.50%, 8/1/22	3	3

Pool #J06175, 5.00%, 5/1/21(12)	—	—

Pool #J06465, 6.00%, 11/1/22	1	1

Pool #J06476, 5.50%, 11/1/22	5	5

Pool #J08098, 5.50%, 6/1/23	1	1

Pool #J08202, 5.00%, 7/1/23	5	6

Pool #J08454, 5.00%, 8/1/23	7	7

Pool #J08913, 5.50%, 10/1/23	8	9

Pool #J09148, 5.00%, 12/1/23	23	25

Pool #J09305, 5.00%, 2/1/24	28	29

Pool #J09463, 5.00%, 3/1/24	24	25

Pool #J11136, 4.00%, 11/1/24	21	22

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #J12098, 4.50%, 4/1/25	$186	$198

Pool #J14808, 3.50%, 3/1/26	217	230

Pool #J16932, 3.00%, 10/1/26	186	200

Pool #J17055, 3.00%, 11/1/26	111	116

Pool #J17232, 3.00%, 11/1/26	164	174

Pool #J17932, 3.00%, 3/1/27	247	263

Pool #J20834, 2.50%, 10/1/27	365	384

Pool #J21601, 2.50%, 12/1/27	1,308	1,370

Pool #J22069, 2.50%, 1/1/28	92	98

Pool #J22986, 2.50%, 3/1/28	758	802

Pool #J30435, 3.00%, 1/1/30	414	446

Pool #J32244, 3.00%, 7/1/30	1,449	1,549

Pool #J34252, 3.50%, 4/1/31	72	78

Pool #K90071, 3.00%, 2/1/33	644	677

Pool #K90641, 3.50%, 6/1/33	83	90

Pool #K90791, 3.00%, 7/1/33	283	300

Pool #K91490, 3.50%, 1/1/34	445	473

Pool #K92325, 3.00%, 1/1/35	362	384

Pool #V60268, 3.00%, 9/1/28	675	725

Pool #V60886, 2.50%, 8/1/30	189	201

Pool #V60902, 2.50%, 8/1/30	156	166

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     72     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Freddie Mac Gold – 1.0% continued

Pool #V61347, 2.50%, 10/1/31	$583	$619

		33,841

Government National Mortgage Association – 0.6%

Pool TBA, 10/1/50(13)	21,400	22,497

Government National Mortgage Association I – 0.5%

Pool #510835, 5.50%, 2/15/35	19	22

Pool #553463, 3.50%, 1/15/42	497	529

Pool #597889, 5.50%, 6/15/33	134	149

Pool #614169, 5.00%, 7/15/33	27	30

Pool #616879, 3.50%, 2/15/42	345	379

Pool #617739, 6.00%, 10/15/37	9	10

Pool #634431, 6.00%, 9/15/34	15	16

Pool #641416, 5.50%, 4/15/35	120	134

Pool #646341, 6.00%, 11/15/36	27	30

Pool #648538, 5.00%, 12/15/35	57	63

Pool #651753, 5.50%, 3/15/36	8	9

Pool #670030, 3.00%, 7/15/45	431	449

Pool #675211, 6.50%, 3/15/38	6	7

Pool #675484, 5.50%, 6/15/38	45	52

Pool #676360, 6.50%, 10/15/37	4	5

Pool #682899, 6.00%, 9/15/40	143	162

Pool #687824, 5.50%, 8/15/38	79	92

Pool #687900, 5.00%, 9/15/38	110	124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association I – 0.5% continued

Pool #687901, 5.00%, 9/15/38	$69	$79

Pool #692309, 6.00%, 1/15/39	31	35

Pool #697645, 5.50%, 10/15/38	28	33

Pool #698236, 5.00%, 6/15/39	200	224

Pool #698336, 4.50%, 5/15/39	224	247

Pool #699277, 6.00%, 9/15/38	7	9

Pool #700918, 5.50%, 11/15/38	87	101

Pool #700972, 5.50%, 11/15/38	19	22

Pool #701196, 6.00%, 10/15/38	5	6

Pool #703677, 5.50%, 6/15/39	102	117

Pool #704185, 5.50%, 1/15/39	26	30

Pool #704514, 4.50%, 5/15/39	419	471

Pool #704624, 4.50%, 7/15/39	1,202	1,369

Pool #717175, 4.50%, 6/15/39	227	256

Pool #719262, 5.00%, 8/15/40	112	128

Pool #720065, 4.50%, 6/15/39	784	881

Pool #720202, 4.50%, 7/15/39	186	206

Pool #723231, 4.00%, 10/15/39	176	188

Pool #723339, 5.00%, 9/15/39	98	112

Pool #726085, 4.00%, 11/15/24	57	61

Pool #728629, 4.50%, 1/15/40	299	336

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     73     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association I – 0.5% continued

Pool #733663, 4.50%, 5/15/40	$818	$904

Pool #736768, 3.00%, 11/15/42	857	897

Pool #737286, 4.50%, 5/15/40	285	317

Pool #737416, 3.50%, 9/15/25	50	53

Pool #738134, 3.50%, 4/15/26	99	105

Pool #738247, 4.50%, 4/15/41	112	123

Pool #745215, 4.00%, 7/15/25	44	46

Pool #747643, 4.50%, 8/15/40	429	477

Pool #760874, 3.50%, 2/15/26	100	106

Pool #768800, 4.50%, 6/15/41	63	71

Pool #773939, 4.00%, 11/15/41	383	421

Pool #778957, 3.50%, 3/15/42	467	510

Pool #782131, 5.50%, 12/15/36	34	39

Pool #782150, 5.50%, 4/15/37	42	50

Pool #782259, 5.00%, 2/15/36	83	95

Pool #782272, 5.50%, 2/15/38	74	86

Pool #782498, 6.00%, 12/15/38	36	42

Pool #782565, 5.00%, 2/15/39	853	977

Pool #782584, 5.00%, 3/15/39	45	51

Pool #782675, 4.50%, 6/15/24	40	42

Pool #782696, 5.00%, 6/15/39	195	223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association I – 0.5% continued

Pool #782831, 6.00%, 12/15/39	$26	$31

Pool #783176, 4.00%, 11/15/40	507	552

Pool #783467, 4.00%, 10/15/41	1,481	1,613

Pool #783740, 2.50%, 12/15/27	143	149

Pool #AA5391, 3.50%, 6/15/42	27	29

Pool #AA6089, 3.00%, 2/15/43	328	358

Pool #AB2761, 3.50%, 8/15/42	109	116

Pool #AB2891, 3.00%, 9/15/42	156	163

Pool #AD8781, 3.00%, 3/15/43	270	291

Pool #AD9016, 3.00%, 4/15/43	285	297

Pool #AL1763, 3.50%, 1/15/45	153	162

		16,569

Government National Mortgage Association II – 5.7%

Pool #3570, 6.00%, 6/20/34	36	42

Pool #3665, 5.50%, 1/20/35	98	116

Pool #3852, 6.00%, 5/20/36	16	19

Pool #3879, 6.00%, 7/20/36	47	54

Pool #3910, 6.00%, 10/20/36	24	27

Pool #3994, 5.00%, 6/20/37	16	19

Pool #4018, 6.50%, 8/20/37	61	70

Pool #4026, 5.00%, 9/20/37	24	27

Pool #4027, 5.50%, 9/20/37	11	12

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     74     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #4040, 6.50%, 10/20/37	$13	$15

Pool #4098, 5.50%, 3/20/38	74	88

Pool #4116, 6.50%, 4/20/38	29	34

Pool #4170, 6.00%, 6/20/38	58	67

Pool #4194, 5.50%, 7/20/38	131	155

Pool #4243, 5.00%, 9/20/38	31	35

Pool #4244, 5.50%, 9/20/38	36	43

Pool #4245, 6.00%, 9/20/38	21	24

Pool #4269, 6.50%, 10/20/38	29	34

Pool #4290, 5.50%, 11/20/38	25	29

Pool #4344, 6.00%, 1/20/39	45	51

Pool #4345, 6.50%, 1/20/39	31	35

Pool #4425, 5.50%, 4/20/39	80	95

Pool #4559, 5.00%, 10/20/39	169	193

Pool #4561, 6.00%, 10/20/39	96	109

Pool #4617, 4.50%, 1/20/40	52	58

Pool #4619, 5.50%, 1/20/40	178	208

Pool #4713, 4.50%, 6/20/40	149	165

Pool #4747, 5.00%, 7/20/40	129	147

Pool #4881, 3.50%, 12/20/40	571	612

Pool #4882, 4.00%, 12/20/40	1,294	1,412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #4923, 4.50%, 1/20/41	$126	$142

Pool #5050, 4.00%, 5/20/26	88	94

Pool #5081, 4.00%, 6/20/41	208	228

Pool #5082, 4.50%, 6/20/41	210	233

Pool #5083, 5.00%, 6/20/41	841	960

Pool #5114, 4.00%, 7/20/41	811	889

Pool #5141, 5.00%, 8/20/41	116	133

Pool #5175, 4.50%, 9/20/41	118	131

Pool #5176, 5.00%, 9/20/41	567	647

Pool #5202, 3.50%, 10/20/41	327	354

Pool #5203, 4.00%, 10/20/41	201	221

Pool #5232, 3.50%, 11/20/41	630	685

Pool #5264, 5.50%, 12/20/41	14	17

Pool #5280, 4.00%, 1/20/42	226	248

Pool #5304, 3.50%, 2/20/42	235	254

Pool #5317, 5.50%, 2/20/42	99	117

Pool #5326, 3.00%, 3/20/27	252	264

Pool #5331, 3.50%, 3/20/42	373	404

Pool #626951, 3.00%, 6/20/45	652	706

Pool #737602, 4.00%, 11/20/40	274	305

Pool #752757, 4.50%, 11/20/40	335	373

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     75     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #755677, 4.00%, 12/20/40	$206	$228

Pool #766711, 4.00%, 5/20/42	907	996

Pool #782433, 6.00%, 10/20/38	81	93

Pool #783976, 3.50%, 4/20/43	2,734	2,966

Pool #784345, 3.50%, 7/20/47	740	813

Pool #AA5970, 3.00%, 1/20/43	939	1,013

Pool #AA6054, 3.00%, 2/20/43	1,418	1,544

Pool #AA6149, 3.00%, 3/20/43	939	1,014

Pool #AA6160, 3.50%, 3/20/43	335	365

Pool #AA6243, 3.50%, 4/20/43	127	139

Pool #AB9443, 3.50%, 11/20/42	503	542

Pool #AD1755, 3.50%, 2/20/43	543	587

Pool #AD8825, 3.50%, 3/20/43	320	355

Pool #AF5097, 4.00%, 8/20/43	874	948

Pool #AJ0645, 3.50%, 7/20/44	289	317

Pool #AJ0789, 3.50%, 8/20/45	2,256	2,437

Pool #AJ3643, 4.00%, 10/20/44	697	771

Pool #AK6867, 3.50%, 1/20/45	1,584	1,711

Pool #AO7525, 3.50%, 8/20/45	1,642	1,803

Pool #AO7682, 4.00%, 8/20/45	637	688

Pool #BB6965, 3.50%, 7/20/47	418	459

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #BE9902, 4.50%, 6/20/48	$702	$757

Pool #MA0006, 2.50%, 4/20/27	96	100

Pool #MA0022, 3.50%, 4/20/42	374	406

Pool #MA0088, 3.50%, 5/20/42	841	912

Pool #MA0220, 3.50%, 7/20/42	437	474

Pool #MA0318, 3.50%, 8/20/42	816	885

Pool #MA0321, 5.00%, 8/20/42	198	226

Pool #MA0391, 3.00%, 9/20/42	1,803	1,902

Pool #MA0392, 3.50%, 9/20/42	359	389

Pool #MA0698, 3.00%, 1/20/43	428	452

Pool #MA0826, 3.00%, 3/20/28	116	122

Pool #MA0850, 2.50%, 3/20/43	164	173

Pool #MA0851, 3.00%, 3/20/43	626	660

Pool #MA0852, 3.50%, 3/20/43	730	792

Pool #MA0933, 3.00%, 4/20/43	761	802

Pool #MA0934, 3.50%, 4/20/43	247	268

Pool #MA1011, 3.00%, 5/20/43	732	772

Pool #MA1012, 3.50%, 5/20/43	653	708

Pool #MA1064, 2.50%, 6/20/28	376	393

Pool #MA1089, 3.00%, 6/20/43	782	825

Pool #MA1224, 3.50%, 8/20/43	563	610

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     76     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA1285, 3.50%, 9/20/43	$329	$357

Pool #MA1839, 4.00%, 4/20/44	179	195

Pool #MA1920, 4.00%, 5/20/44	191	207

Pool #MA2224, 4.00%, 9/20/44	1,048	1,141

Pool #MA2444, 3.00%, 12/20/44	146	154

Pool #MA2521, 3.50%, 1/20/45	596	638

Pool #MA2522, 4.00%, 1/20/45	219	238

Pool #MA2677, 3.00%, 3/20/45	316	333

Pool #MA2753, 3.00%, 4/20/45	837	887

Pool #MA2754, 3.50%, 4/20/45	333	356

Pool #MA2891, 3.00%, 6/20/45	929	985

Pool #MA2892, 3.50%, 6/20/45	307	328

Pool #MA2935, 3.00%, 7/20/30	506	531

Pool #MA2960, 3.00%, 7/20/45	738	780

Pool #MA3034, 3.50%, 8/20/45	893	954

Pool #MA3104, 3.00%, 9/20/45	1,005	1,063

Pool #MA3106, 4.00%, 9/20/45	789	851

Pool #MA3172, 3.00%, 10/20/45	195	205

Pool #MA3173, 3.50%, 10/20/45	3,782	4,048

Pool #MA3174, 4.00%, 10/20/45	427	461

Pool #MA3244, 3.50%, 11/20/45	687	733

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA3245, 4.00%, 11/20/45	$1,550	$1,671

Pool #MA3310, 3.50%, 12/20/45	1,482	1,582

Pool #MA3378, 4.50%, 1/20/46	868	963

Pool #MA3521, 3.50%, 3/20/46	1,324	1,414

Pool #MA3522, 4.00%, 3/20/46	353	380

Pool #MA3596, 3.00%, 4/20/46	806	853

Pool #MA3597, 3.50%, 4/20/46	1,342	1,435

Pool #MA3662, 3.00%, 5/20/46	1,310	1,386

Pool #MA3663, 3.50%, 5/20/46	812	866

Pool #MA3664, 4.00%, 5/20/46	345	371

Pool #MA3735, 3.00%, 6/20/46	1,587	1,668

Pool #MA3736, 3.50%, 6/20/46	1,073	1,156

Pool #MA3777, 2.50%, 7/20/31	130	136

Pool #MA3778, 3.00%, 7/20/31	164	172

Pool #MA3802, 3.00%, 7/20/46	1,874	1,980

Pool #MA3803, 3.50%, 7/20/46	1,589	1,697

Pool #MA3873, 3.00%, 8/20/46	717	758

Pool #MA3874, 3.50%, 8/20/46	736	787

Pool #MA3912, 2.50%, 9/20/31	185	193

Pool #MA3936, 3.00%, 9/20/46	1,644	1,740

Pool #MA3937, 3.50%, 9/20/46	2,219	2,373

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     77     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA4002, 2.50%, 10/20/46	$113	$119

Pool #MA4003, 3.00%, 10/20/46	1,080	1,138

Pool #MA4067, 2.50%, 11/20/46	869	916

Pool #MA4068, 3.00%, 11/20/46	5,131	5,430

Pool #MA4101, 2.50%, 12/20/31	99	104

Pool #MA4125, 2.50%, 12/20/46	59	62

Pool #MA4196, 3.50%, 1/20/47	1,101	1,175

Pool #MA4322, 4.00%, 3/20/47	489	526

Pool #MA4382, 3.50%, 4/20/47	380	405

Pool #MA4509, 3.00%, 6/20/47	1,692	1,782

Pool #MA4512, 4.50%, 6/20/47	668	727

Pool #MA4624, 3.00%, 8/20/32	149	156

Pool #MA4652, 3.50%, 8/20/47	1,638	1,747

Pool #MA4718, 3.00%, 9/20/47	4,096	4,317

Pool #MA4719, 3.50%, 9/20/47	2,652	2,830

Pool #MA4778, 3.50%, 10/20/47	1,662	1,773

Pool #MA4838, 4.00%, 11/20/47	238	255

Pool #MA4900, 3.50%, 12/20/47	1,659	1,768

Pool #MA4901, 4.00%, 12/20/47	3,260	3,495

Pool #MA4962, 3.50%, 1/20/48	1,595	1,696

Pool #MA4963, 4.00%, 1/20/48	602	645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA5021, 4.50%, 2/20/48	$856	$927

Pool #MA5077, 3.50%, 3/20/48	1,796	1,903

Pool #MA5137, 4.00%, 4/20/48	295	314

Pool #MA5191, 3.50%, 5/20/48	1,024	1,086

Pool #MA5264, 4.00%, 6/20/48	702	750

Pool #MA5265, 4.50%, 6/20/48	766	827

Pool #MA5266, 5.00%, 6/20/48	935	1,020

Pool #MA5330, 4.00%, 7/20/48	919	980

Pool #MA5331, 4.50%, 7/20/48	1,542	1,672

Pool #MA5398, 4.00%, 8/20/48	634	677

Pool #MA5399, 4.50%, 8/20/48	727	783

Pool #MA5466, 4.00%, 9/20/48	1,527	1,633

Pool #MA5467, 4.50%, 9/20/48	861	931

Pool #MA5528, 4.00%, 10/20/48	893	953

Pool #MA5529, 4.50%, 10/20/48	866	935

Pool #MA5564, 3.50%, 11/20/33	381	404

Pool #MA5595, 4.00%, 11/20/48	307	328

Pool #MA5653, 5.00%, 12/20/48	1,239	1,347

Pool #MA5818, 4.50%, 3/20/49	911	979

Pool #MA5931, 4.00%, 5/20/49	1,902	2,022

Pool #MA5985, 3.50%, 6/20/49	1,800	1,893

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     78     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Government National Mortgage Association II – 5.7% continued
Pool #MA6040, 4.00%, 7/20/49	$2,279	$2,421
Pool #MA6217, 2.50%, 10/20/49	682	716
Pool #MA6218, 3.00%, 10/20/49	7,778	8,142
Pool #MA6282, 2.50%, 11/20/49	1,828	1,919
Pool #MA6283, 3.00%, 11/20/49	4,061	4,251
Pool #MA6310, 3.00%, 12/20/34	176	184
Pool #MA6337, 2.50%, 12/20/49	549	576
Pool #MA6338, 3.00%, 12/20/49	6,157	6,446
Pool #MA6339, 3.50%, 12/20/49	3,966	4,168
Pool #MA6408, 2.50%, 1/20/50	1,437	1,509
Pool #MA6409, 3.00%, 1/20/50	1,866	1,954
Pool #MA6410, 3.50%, 1/20/50	4,487	4,717
Pool #MA6655, 2.50%, 5/20/50	876	921
Pool #MA6709, 2.50%, 6/20/50	3,869	4,068
Pool #MA6765, 2.50%, 7/20/50	4,086	4,296
Pool #MA6819, 2.50%, 8/20/50	2,085	2,192
Pool #MA6820, 3.00%, 8/20/50	2,000	2,114
Pool #MA6865, 9/20/50(13)	6,020	6,329
Pool #MA6866, 9/20/50(13)	2,000	2,117
Pool #MA6931, 10/20/50(13)	3,980	4,168

		199,481

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.4% (11) continued

Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	$1,650	$2,545

Total U.S. Government Agencies

(Cost $993,630)		1,026,375

U.S. GOVERNMENT OBLIGATIONS – 37.5%

U.S. Treasury Bonds – 7.3%
7.63%, 2/15/25	5,000	6,611
4.50%, 2/15/36	1,000	1,515
4.38%, 2/15/38	1,000	1,540
4.50%, 8/15/39	2,000	3,167
4.38%, 11/15/39	2,000	3,129
4.63%, 2/15/40	2,000	3,225
4.38%, 5/15/40	2,000	3,145
3.75%, 8/15/41	4,000	5,881
3.13%, 2/15/42	2,000	2,714
2.75%, 8/15/42	3,000	3,851
2.75%, 11/15/42	4,000	5,131
3.63%, 2/15/44	5,000	7,320
3.38%, 5/15/44	6,000	8,484
3.13%, 8/15/44	5,500	7,499
3.00%, 11/15/44	7,000	9,372
2.50%, 2/15/45	6,000	7,401
3.00%, 5/15/45	6,000	8,050
3.00%, 11/15/45	5,000	6,731
2.50%, 2/15/46	3,000	3,713
2.50%, 5/15/46	8,000	9,906
2.25%, 8/15/46	5,000	5,918
2.88%, 11/15/46	5,000	6,623
3.00%, 5/15/47	8,000	10,863
2.75%, 8/15/47	7,000	9,106
2.75%, 11/15/47	8,000	10,422
3.00%, 2/15/48	8,000	10,898
3.13%, 5/15/48	5,000	6,969
3.00%, 8/15/48	12,000	16,394
3.00%, 2/15/49	13,000	17,817
2.88%, 5/15/49	11,000	14,768
2.25%, 8/15/49	5,000	5,963
2.38%, 11/15/49	7,070	8,657
2.00%, 2/15/50	8,000	9,076
1.25%, 5/15/50	9,000	8,556
1.38%, 8/15/50	4,000	3,926

		254,341

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     79     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.5% continued

U.S. Treasury Notes – 30.2%
2.00%, 11/15/21	$20,000	$20,419
1.63%, 12/31/21	25,000	25,465
1.88%, 1/31/22	25,000	25,582
2.50%, 2/15/22	25,000	25,812
1.13%, 2/28/22	25,000	25,352
1.88%, 3/31/22	10,000	10,261
1.88%, 4/30/22	20,000	20,552
1.75%, 6/30/22	50,000	51,416
1.63%, 8/15/22	5,000	5,140
0.13%, 8/31/22	20,000	19,999
1.75%, 9/30/22	10,000	10,323
1.88%, 10/31/22	10,000	10,362
2.00%, 11/30/22	10,000	10,403
2.13%, 12/31/22	10,000	10,447
1.50%, 2/28/23	10,000	10,328
2.63%, 2/28/23	20,000	21,198
1.63%, 4/30/23	10,000	10,382
2.75%, 4/30/23	15,000	16,005
0.13%, 5/15/23	85,000	84,953
2.75%, 5/31/23	23,000	24,593
2.63%, 6/30/23	5,000	5,339
0.13%, 8/15/23	10,000	9,992
2.75%, 8/31/23	25,000	26,886
2.88%, 10/31/23	10,000	10,832
2.75%, 11/15/23	5,000	5,402
2.63%, 12/31/23	5,000	5,397
2.38%, 2/29/24	20,000	21,495
2.50%, 5/15/24	20,000	21,666
2.00%, 5/31/24	5,000	5,330
2.00%, 6/30/24	25,000	26,686
2.38%, 8/15/24	10,000	10,838
1.50%, 9/30/24	5,000	5,257
1.50%, 10/31/24	10,000	10,521
2.25%, 11/15/24	10,000	10,830
1.50%, 11/30/24	15,000	15,795
1.38%, 1/31/25	10,000	10,492
2.75%, 2/28/25	15,000	16,658
0.38%, 4/30/25	40,000	40,236
2.13%, 5/15/25	10,000	10,859
0.25%, 6/30/25	15,000	14,995
2.75%, 6/30/25	5,000	5,587
0.25%, 7/31/25	15,000	14,989
0.25%, 8/31/25	10,000	9,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.5% continued

U.S. Treasury Notes – 30.2% continued
3.00%, 9/30/25	$10,000	$11,350
2.63%, 12/31/25	10,000	11,210
1.63%, 2/15/26	10,000	10,698
1.63%, 5/15/26	10,000	10,716
1.50%, 8/15/26	10,000	10,662
1.63%, 9/30/26	10,000	10,744
2.00%, 11/15/26	10,000	10,978
1.75%, 12/31/26	10,000	10,841
2.25%, 2/15/27	10,000	11,166
1.13%, 2/28/27	10,000	10,454
0.50%, 4/30/27	10,000	10,048
0.50%, 5/31/27	25,000	25,107
2.25%, 8/15/27	10,000	11,218
0.50%, 8/31/27	10,000	10,028
2.25%, 11/15/27	10,000	11,247
2.75%, 2/15/28	10,000	11,637
2.88%, 8/15/28	10,000	11,810
3.13%, 11/15/28	10,000	12,052
2.63%, 2/15/29	15,000	17,528
2.38%, 5/15/29	15,000	17,267
1.75%, 11/15/29	15,000	16,523
1.50%, 2/15/30	15,000	16,191
0.63%, 5/15/30	20,000	19,941

		1,054,482

Total U.S. Government Obligations

(Cost $1,213,803)		1,308,823

MUNICIPAL BONDS - 0.7%

Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	155

California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	269
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/1/50	150	272

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     80     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

California – 0.3% continued
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	$920	$1,511
7.63%, 3/1/40	405	701
7.60%, 11/1/40	400	721
California State G.O. Unlimited Bonds, Build America Bonds, Prerefunded, 7.70%, 11/1/30	135	136
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	1,023
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	468
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	268
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds, 6.58%, 5/15/39	250	342
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/1/34	290	429
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	468
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	160
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	131
University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

California – 0.3% continued
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(9)	$1,000	$1,457

		8,579

Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	419

District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	41

Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.66%, 4/1/57	99	150
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/1/57	68	101
7.06%, 4/1/57	295	434

		685

Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A, 6.90%, 12/1/40	300	428
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	192
Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	712

		1,332

Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	308

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     81     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Massachusetts – 0.0% continued
Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	$100	$149
		457

Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	134

Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds, 6.82%, 7/1/45	200	330

New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	260
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, Prerefunded, 6.10%, 12/15/28	300	303
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/1/40	125	212
Rutgers State University Revenue Bonds, Build America Bonds, 5.67%, 5/1/40	145	200
		975

New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	120
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds, 6.69%, 11/15/40	100	126
6.81%, 11/15/40	60	76

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

New York – 0.1% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	$200	$309
5.72%, 6/15/42	250	395
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds, 5.77%, 8/1/36	300	398
New York G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	142
5.85%, 6/1/40	85	123
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds, 5.60%, 3/15/40	250	360
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance, 5.63%, 3/15/39	75	101
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds, 5.77%, 3/15/39	100	127
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	227
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/1/40	350	490
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/1/40	200	280
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	337
		3,611

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     82     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds, 6.45%, 2/15/44	$200	$302
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	571
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, Prerefunded, 6.04%, 11/15/40	145	146
Ohio State University Revenue Bonds, Series C, Build America Bonds, 4.91%, 6/1/40	190	265
Ohio State University Taxable Revenue Bonds, Series A, 4.80%, 6/1/11(6)	200	293
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund, 4.88%, 12/1/34	90	108

		1,685

Oregon – 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds, 5.83%, 11/15/34	200	289

Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	240

Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds, 6.73%, 7/1/43	100	151

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	$180	$261
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.), 6.45%, 2/15/35	200	206
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A, 6.29%, 3/1/32	260	329
North Texas Tollway Authority Revenue Bonds, Build America Bonds, 6.72%, 1/1/49	125	215
San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	300
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	305
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier, 5.18%, 4/1/30	300	385
University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	137

		2,138

Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	104

Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds, 2.26%, 9/1/50	1,000	987

Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	117
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     83     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued
Washington – 0.0% continued
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	$100	$147
		391
Total Municipal Bonds
(Cost $16,902)		22,703

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(14) (15)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES - 4.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	154,965,504	154,966
Total Investment Companies
(Cost $154,966)		154,966

Total Investments – 103.7%
(Cost $3,396,737)		3,618,954
Liabilities less Other Assets – (3.7%)		(130,052)
NET ASSETS – 100.0%		$3,488,902

(1)	Level 3 asset.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.

(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(6)	Century bond maturing in 2111.

(7)	Century bond maturing in 2114.

(8)	Century bond maturing in 2116.

(9)	Century bond maturing in 2112.

(10)	Zero coupon bond.

(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(12)	Principal Amount and Value rounds to less than one thousand.

(13)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(14)	Issuer has defaulted on terms of debt obligation.

(15)	Level 3 asset that is worthless, bankrupt or has been delisted.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(17)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     84     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities:
Automobile	$—	$6,623	$400	$7,023
All Other Industries(1)	—	50,743	—	50,743
Total Asset-Backed Securities	—	57,366	400	57,766
Corporate Bonds(1)	—	796,284	—	796,284
Foreign Issuer Bonds(1)	—	252,037	—	252,037
U.S. Government Agencies(1)	—	1,026,375	—	1,026,375
U.S. Government Obligations(1)	—	1,308,823	—	1,308,823
Municipal Bonds(1)	—	22,703	—	22,703
Investment Companies	154,966	—	—	154,966
Total Investments	$154,966	$3,463,588	$400	$3,618,954

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     85     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0%

U.S. Treasury Bonds – 21.6%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	103
6.38%, 8/15/27	65	91
6.13%, 11/15/27	75	105
5.50%, 8/15/28	50	69
5.25%, 11/15/28	100	138
6.13%, 8/15/29	50	74
6.25%, 5/15/30	75	115
5.38%, 2/15/31	100	147
4.50%, 2/15/36	140	212
4.75%, 2/15/37	25	39
5.00%, 5/15/37	50	81
4.38%, 2/15/38	50	77
4.50%, 5/15/38	95	149
3.50%, 2/15/39	100	141
4.25%, 5/15/39	100	154
4.50%, 8/15/39	200	317
4.38%, 11/15/39	200	313
4.63%, 2/15/40	185	298
1.13%, 5/15/40	800	789
4.38%, 5/15/40	190	299
1.13%, 8/15/40	700	688
3.88%, 8/15/40	150	222
4.25%, 11/15/40	175	272
4.75%, 2/15/41	145	240
4.38%, 5/15/41	140	222
3.75%, 8/15/41	150	221
3.13%, 11/15/41	145	196
3.13%, 2/15/42	200	271
3.00%, 5/15/42	155	206
2.75%, 8/15/42	230	295
2.75%, 11/15/42	315	404
3.13%, 2/15/43	405	550
2.88%, 5/15/43	375	491
3.63%, 8/15/43	350	511
3.75%, 11/15/43	330	491
3.63%, 2/15/44	400	586
3.38%, 5/15/44	450	636
3.13%, 8/15/44	425	579
3.00%, 11/15/44	455	609
2.50%, 2/15/45	450	555
3.00%, 5/15/45	400	537
2.88%, 8/15/45	425	560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0% continued

U.S. Treasury Bonds – 21.6% continued
3.00%, 11/15/45	$380	$512
2.50%, 2/15/46	400	495
2.50%, 5/15/46	400	495
2.25%, 8/15/46	425	503
2.88%, 11/15/46	400	530
3.00%, 2/15/47	400	542
3.00%, 5/15/47	350	475
2.75%, 8/15/47	500	650
2.75%, 11/15/47	350	456
3.00%, 2/15/48	640	872
3.13%, 5/15/48	575	801
3.00%, 8/15/48	650	888
3.38%, 11/15/48	700	1,021
3.00%, 2/15/49	550	754
2.88%, 5/15/49	600	806
2.25%, 8/15/49	600	716
2.38%, 11/15/49	475	582
2.00%, 2/15/50	760	862
1.25%, 5/15/50	800	760
1.38%, 8/15/50	700	687

		26,473

U.S. Treasury Notes – 77.4%
2.88%, 10/15/21	350	360
1.25%, 10/31/21	350	354
1.50%, 10/31/21	750	761
2.00%, 10/31/21	250	255
2.00%, 11/15/21	375	383
2.88%, 11/15/21	250	258
1.50%, 11/30/21	400	406
1.75%, 11/30/21	250	255
1.88%, 11/30/21	250	255
2.63%, 12/15/21	350	360
1.63%, 12/31/21	600	611
2.00%, 12/31/21	300	307
2.13%, 12/31/21	225	231
2.50%, 1/15/22	250	258
1.38%, 1/31/22	1,000	1,017
1.50%, 1/31/22	250	255
1.88%, 1/31/22	300	307
2.00%, 2/15/22	325	333
2.50%, 2/15/22	275	284
1.13%, 2/28/22	1,150	1,166
1.75%, 2/28/22	250	256

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     86     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0% continued

U.S. Treasury Notes – 77.4% continued
1.88%, 2/28/22	$150	$154
2.38%, 3/15/22	300	310
0.38%, 3/31/22	850	853
1.75%, 3/31/22	260	266
1.88%, 3/31/22	300	308
2.25%, 4/15/22	380	392
0.13%, 4/30/22	700	700
1.75%, 4/30/22	300	308
1.88%, 4/30/22	250	257
1.75%, 5/15/22	275	282
2.13%, 5/15/22	250	258
0.13%, 5/31/22	1,500	1,500
1.75%, 5/31/22	250	257
1.88%, 5/31/22	300	309
1.75%, 6/15/22	400	411
0.13%, 6/30/22	850	850
1.75%, 6/30/22	250	257
2.13%, 6/30/22	200	207
1.75%, 7/15/22	250	257
0.13%, 7/31/22	1,150	1,150
1.88%, 7/31/22	400	413
2.00%, 7/31/22	200	207
1.50%, 8/15/22	200	205
1.63%, 8/15/22	250	257
0.13%, 8/31/22	1,400	1,400
1.63%, 8/31/22	350	360
1.88%, 8/31/22	275	284
1.50%, 9/15/22	200	205
0.13%, 9/30/22	500	500
1.75%, 9/30/22	295	305
1.88%, 9/30/22	300	310
1.38%, 10/15/22	350	359
1.88%, 10/31/22	225	233
2.00%, 10/31/22	300	312
1.63%, 11/15/22	755	779
2.00%, 11/30/22	450	468
1.63%, 12/15/22	600	620
2.13%, 12/31/22	525	548
1.50%, 1/15/23	650	670
1.75%, 1/31/23	275	285
2.38%, 1/31/23	250	263
1.38%, 2/15/23	900	926
2.00%, 2/15/23	475	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0% continued

U.S. Treasury Notes – 77.4% continued
1.50%, 2/28/23	$250	$258
2.63%, 2/28/23	350	371
0.50%, 3/15/23	650	656
1.50%, 3/31/23	200	207
2.50%, 3/31/23	350	371
0.25%, 4/15/23	1,850	1,855
1.63%, 4/30/23	175	182
2.75%, 4/30/23	350	373
0.13%, 5/15/23	600	600
1.75%, 5/15/23	525	547
1.63%, 5/31/23	200	208
2.75%, 5/31/23	350	374
0.25%, 6/15/23	1,850	1,855
1.38%, 6/30/23	250	258
2.63%, 6/30/23	375	400
0.13%, 7/15/23	750	749
1.25%, 7/31/23	500	515
2.75%, 7/31/23	375	403
0.13%, 8/15/23	250	250
2.50%, 8/15/23	300	320
1.38%, 8/31/23	250	259
2.75%, 8/31/23	350	376
0.13%, 9/15/23	650	649
1.38%, 9/30/23	250	259
2.88%, 9/30/23	380	411
1.63%, 10/31/23	300	314
2.88%, 10/31/23	350	379
2.75%, 11/15/23	850	918
2.13%, 11/30/23	300	319
2.88%, 11/30/23	400	434
2.25%, 12/31/23	250	267
2.63%, 12/31/23	400	432
2.25%, 1/31/24	300	321
2.50%, 1/31/24	250	269
2.75%, 2/15/24	550	598
2.13%, 2/29/24	300	320
2.38%, 2/29/24	300	322
2.13%, 3/31/24	600	641
2.00%, 4/30/24	250	266
2.25%, 4/30/24	300	322
2.50%, 5/15/24	575	623
2.00%, 5/31/24	550	586
1.75%, 6/30/24	425	450

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     87     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0% continued

U.S. Treasury Notes – 77.4% continued
2.00%, 6/30/24	$300	$320
1.75%, 7/31/24	250	265
2.13%, 7/31/24	250	268
2.38%, 8/15/24	525	569
1.25%, 8/31/24	400	416
1.88%, 8/31/24	250	266
1.50%, 9/30/24	400	421
2.13%, 9/30/24	300	323
1.50%, 10/31/24	450	473
2.25%, 10/31/24	300	325
2.25%, 11/15/24	550	596
1.50%, 11/30/24	300	316
2.13%, 11/30/24	200	216
1.75%, 12/31/24	400	426
2.25%, 12/31/24	250	271
1.38%, 1/31/25	1,300	1,364
2.50%, 1/31/25	200	220
2.00%, 2/15/25	625	673
1.13%, 2/28/25	1,350	1,403
2.75%, 2/28/25	215	239
0.50%, 3/31/25	950	961
2.63%, 3/31/25	300	332
0.38%, 4/30/25	1,050	1,056
2.88%, 4/30/25	300	336
2.13%, 5/15/25	550	597
0.25%, 5/31/25	1,050	1,050
2.88%, 5/31/25	325	365
0.25%, 6/30/25	900	900
2.75%, 6/30/25	250	279
0.25%, 7/31/25	350	350
2.88%, 7/31/25	225	253
2.00%, 8/15/25	550	596
0.25%, 8/31/25	1,250	1,249
2.75%, 8/31/25	300	336
0.25%, 9/30/25	700	699
3.00%, 9/30/25	300	340
3.00%, 10/31/25	200	227
2.25%, 11/15/25	645	709
2.88%, 11/30/25	300	340
2.63%, 12/31/25	300	336
2.63%, 1/31/26	150	168
1.63%, 2/15/26	700	749
2.50%, 2/28/26	350	391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.0% continued

U.S. Treasury Notes – 77.4% continued
2.25%, 3/31/26	$350	$387
2.38%, 4/30/26	225	250
1.63%, 5/15/26	650	697
2.13%, 5/31/26	175	193
1.88%, 6/30/26	325	353
1.88%, 7/31/26	300	326
1.50%, 8/15/26	520	554
1.38%, 8/31/26	350	371
1.63%, 9/30/26	250	269
1.63%, 10/31/26	300	322
2.00%, 11/15/26	500	549
1.63%, 11/30/26	350	376
1.75%, 12/31/26	300	325
1.50%, 1/31/27	675	722
2.25%, 2/15/27	510	569
1.13%, 2/28/27	900	941
0.63%, 3/31/27	1,050	1,064
0.50%, 4/30/27	875	879
2.38%, 5/15/27	500	564
0.50%, 5/31/27	800	803
0.50%, 6/30/27	1,150	1,154
0.38%, 7/31/27	500	497
2.25%, 8/15/27	500	561
0.50%, 8/31/27	900	903
0.38%, 9/30/27	300	298
2.25%, 11/15/27	550	619
2.75%, 2/15/28	550	640
2.88%, 5/15/28	625	736
2.88%, 8/15/28	590	697
3.13%, 11/15/28	675	813
2.63%, 2/15/29	600	701
2.38%, 5/15/29	600	691
1.63%, 8/15/29	700	762
1.75%, 11/15/29	675	744
1.50%, 2/15/30	1,325	1,430
0.63%, 5/15/30	1,400	1,396
0.63%, 8/15/30	850	846

		94,841

Total U.S. Government Obligations

(Cost $112,833)		121,314

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS     88     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	773,961	$774

Total Investment Companies

(Cost $774)		774

Total Investments – 99.6%

(Cost $113,607)		122,088

Other Assets less Liabilities – 0.4%		470

NET ASSETS – 100.0%		$122,558

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2020 is disclosed.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Obligations(1)	$ —	$121,314	$ —	$121,314
Investment Companies	774	—	—	774
Total Investments	$774	$121,314	$ —	$122,088

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     89     FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1.	ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in

FIXED INCOME INDEX FUNDS     90     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2020, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. At September 30, 2020, the Bond Index Fund pledged collateral in the form of U.S. Treasury Bonds amounting to approximately $65,000, which is not included in the Statements of Assets and Liabilities. No collateral has been received by the Bond Index Fund from a broker as of September 30, 2020.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Bond Index	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.

NORTHERN FUNDS SEMIANNUAL REPORT     91     FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2020, the following reclassification was recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Bond Index	$4,611	$(4,611)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

U.S. Treasury Index	$251	$235

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Bond Index	$2,086	$5,818	$184,157

U.S. Treasury Index	32	–	9,114

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$89,033	$2,541

U.S. Treasury Index	1,863	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$83,079	$–

U.S. Treasury Index	1,658	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2020, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of each Fund exceeds the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.13%	0.15%

U.S. Treasury Index	0.13%	0.15%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2021. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to

Total Expenses in each Fund’s Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Amounts in thousands	PURCHASES		SALES

	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Bond Index	$1,290,800	$505,792	$997,982	$295,518

U.S. Treasury Index	50,893	—	30,486	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Bond Index	$226,426	$(4,214)	$222,212	$3,396,742

U.S. Treasury Index	8,220	(23)	8,197	113,891

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	73,171	$822,964	593	$6,697	(30,182)	$(339,384)	43,582	$490,277

U.S. Treasury Index	1,742	41,423	36	857	(937)	(22,250)	841	20,030

FIXED INCOME INDEX FUNDS     94     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	72,407	$779,968	2,518	$27,064	(98,122)	$(1,060,146)	(23,197)	$(253,114)

U.S. Treasury Index	2,133	48,107	83	1,848	(1,842)	(40,934)	374	9,021

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Bond Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$64,483	$597,738	$507,255	$–	$–	$43	$154,966	154,965,504

U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,481	34,638	35,345	–	–	–*	774	773,961

*	Amount rounds to less than one thousand.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

12. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic,

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4—Bank Borrowings.

FIXED INCOME INDEX FUNDS     96     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 94), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.15%	$1,000.00	$1,032.50	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76
U.S. TREASURY INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020
Actual	0.16%	$1,000.00	$1,003.40	$0.80
Hypothetical	0.16%	$1,000.00	$1,024.20	$0.81

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through video conference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each Fund was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, with the exception of the U.S. Treasury Index Fund, which was in the fourth quintile for the three- and five-year periods.

The Trustees took into account the portfolio managers’ discussions for the reasons for tracking differences of the Funds and considered that each of them was appropriately tracking its respective index.

They also considered that neither of the Funds was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted that the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as expense limitations for both Funds. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern-affiliated money market Portfolio, and that Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2020 (UNAUDITED)

funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other things, the Trustees noted each Fund’s actual management fees were lower than or equal to the median of its respective peer group and expense universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

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NORTHERN FUNDS SEMIANNUAL REPORT     103     FIXED INCOME INDEX FUNDS

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS     104     NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100,

Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED
May lose value / No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

20	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

28	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

34	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

47	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

73	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

87	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

109	NOTES TO THE FINANCIAL STATEMENTS

118	FUND EXPENSES

120	APPROVAL OF MANAGEMENT AGREEMENT

124	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT    1   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:

Investments, at value	$139,476	$486,060	$200,820

Investments in affiliates, at value	7,978	30,740	9,802

Interest income receivable	1,378	4,816	1,964

Receivable for securities sold	—	—	—

Receivable for fund shares sold	38	26	2

Receivable from investment adviser	5	7	4

Prepaid and other assets	2	4	3

Total Assets	148,877	521,653	212,595
LIABILITIES:

Payable for securities purchased	—	—	—

Payable for when-issued securities	—	3,367	1,117

Payable for fund shares redeemed	11	196	48

Distributions payable to shareholders	57	184	89

Payable to affiliates:

Management fees	11	37	15

Custody fees	1	3	1

Shareholder servicing fees	26	24	26

Transfer agent fees	5	17	7

Trustee fees	4	4	4

Accrued other liabilities	12	14	10

Total Liabilities	127	3,846	1,317

Net Assets	$148,750	$517,807	$211,278

ANALYSIS OF NET ASSETS:

Capital stock	$143,415	$493,058	$198,337

Distributable earnings	5,335	24,749	12,941

Net Assets	$148,750	$517,807	$211,278
Shares Outstanding ($.0001 par value, unlimited authorization)	13,624	47,035	17,768
Net Asset Value, Redemption and Offering Price Per Share	$10.92	$11.01	$11.89

Investments, at cost	$132,954	$461,649	$188,943

Investments in affiliates, at cost	7,978	30,740	9,802

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$489,863	$2,805,649	$854,908	$1,799,240
20,784	230,039	63,038	161,573
6,199	26,904	8,024	16,847
996	17,514	4,379	2,680
587	2,375	205	3,824
21	22	11	24
2	14	139	8
518,452	3,082,517	930,704	1,984,196

—	10,430	—	8,880
6,431	43,678	12,630	54,658
691	478	572	226
307	955	150	653

65	208	64	134
4	43	—	5
7	17	31	50
17	235	—	62
4	18	5	11
15	36	7	17
7,541	56,098	13,459	64,696
$510,911	$3,026,419	$917,245	$1,919,500

$509,480	$2,896,615	$884,943	$1,856,820
1,431	129,804	32,302	62,680
$510,911	$3,026,419	$917,245	$1,919,500
58,911	277,040	86,365	174,452
$8.67	$10.92	$10.62	$11.00

$482,978	$2,694,244	$836,819	$1,743,944
20,784	230,039	63,038	161,573

         See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   3   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:

Interest Income	$2,046	$6,882

Dividend income from investments in affiliates	1	9

Total Investment Income	2,047	6,891
EXPENSES:

Management fees	302	1,077

Custody fees	6	19

Transfer agent fees	27	96

Registration fees	11	6

Printing fees	1	1

Professional fees	20	20

Shareholder servicing fees	53	51

Trustee fees	3	4

Other	7	7

Total Expenses	430	1,281

Less expenses reimbursed by investment adviser	(109)	(147)

Net Expenses	321	1,134
Net Investment Income	1,726	5,757
NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(342)	(566)

Net changes in unrealized appreciation on:

Investments	2,150	12,813

Net Gains	1,808	12,247
Net Increase in Net Assets Resulting from Operations	$3,534	$18,004

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,044	$11,117	$36,603	$7,514	$24,347
7	8	117	35	56
3,051	11,125	36,720	7,549	24,403

437	1,922	6,316	1,908	3,761
8	20	110	34	60
39	96	577	171	338
5	15	12	11	12
2	2	6	3	5
19	20	45	20	32
51	19	65	60	101
3	4	17	3	10
7	5	19	6	13

571	2,103	7,167	2,216	4,332
(109)	(601)	(393)	(214)	(363)
462	1,502	6,774	2,002	3,969
2,589	9,623	29,946	5,547	20,434

655	(653)	13,141	7,685	7,941

3,350	20,728	55,991	14,586	29,432
4,005	20,075	69,132	22,271	37,373
$6,594	$29,698	$99,078	$27,818	$57,807

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   5   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020

OPERATIONS:

Net investment income	$1,726	$3,360	$5,757	$12,723

Net realized gains (losses)	(342)	740	(566)	4,553

Net change in unrealized appreciation (depreciation)	2,150	275	12,813	(2,006)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,534	4,375	18,004	15,270

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	11,409	15,861	12,279	(8,057)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,409	15,861	12,279	(8,057)

DISTRIBUTIONS PAID:

Distributable earnings	(1,726)	(3,360)	(5,760)	(12,816)

Total Distributions Paid	(1,726)	(3,360)	(5,760)	(12,816)

Total Increase (Decrease) in Net Assets	13,217	16,876	24,523	(5,603)

NET ASSETS:

Beginning of period	135,533	118,657	493,284	498,887

End of period	$148,750	$135,533	$517,807	$493,284

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020

$2,589	$5,355	$9,623	$20,091	$29,946	$66,399	$5,547	$15,821	$20,434	$39,411

655	3,260	(653)	3,275	13,141	38,580	7,685	11,701	7,941	16,756

3,350	(960)	20,728	(31,091)	55,991	(3,493)	14,586	(7,948)	29,432	(2,868)

6,594	7,655	29,698	(7,725)	99,078	101,486	27,818	19,574	57,807	53,299

13,956	12,803	(18,998)	94,181	(60,662)	220,392	14,498	(81,445)	242,427	461,823

13,956	12,803	(18,998)	94,181	(60,662)	220,392	14,498	(81,445)	242,427	461,823

(2,590)	(6,556)	(9,623)	(20,091)	(29,948)	(78,008)	(5,546)	(20,634)	(20,435)	(43,612)

(2,590)	(6,556)	(9,623)	(20,091)	(29,948)	(78,008)	(5,546)	(20,634)	(20,435)	(43,612)
17,960	13,902	1,077	66,365	8,468	243,870	36,770	(82,505)	279,799	471,510

193,318	179,416	509,834	443,469	3,017,951	2,774,081	880,475	962,980	1,639,701	1,168,191

$211,278	$193,318	$510,911	$509,834	$3,026,419	$3,017,951	$917,245	$880,475	$1,919,500	$1,639,701

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   7   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.77		$10.65		$10.43		$10.54		$10.96		$10.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13		0.28		0.31		0.31		0.29		0.34

Net realized and unrealized gains (losses)	0.15		0.12		0.22		(0.11)		(0.30)		0.09

Total from Investment Operations	0.28		0.40		0.53		0.20		(0.01)		0.43

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)		(0.28)		(0.31)		(0.31)		(0.29)		(0.34)

From net realized gains	—		—		—		—		(0.12)		(0.06)

Total Distributions Paid	(0.13)		(0.28)		(0.31)		(0.31)		(0.41)		(0.40)

Net Asset Value, End of Period	$10.92		$10.77		$10.65		$10.43		$10.54		$10.96

Total Return(1)	2.65%		3.86%		5.15%		1.95%		(0.17)%		4.06%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$148,750		$135,533		$118,657		$111,621		$102,928		$109,495

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.47	%(3)	0.46	%(3)	0.46	%(3)	0.46%

Expenses, before reimbursements and credits	0.61%		0.60%		0.60%		0.61%		0.62%		0.59%

Net investment income, net of reimbursements and credits	2.46	%(3)	2.56	%(3)	3.03	%(3)	2.89	%(3)	2.65	%(3)	3.17%

Net investment income, before reimbursements and credits	2.31%		2.42%		2.90%		2.74%		2.49%		3.04%

Portfolio Turnover Rate	8.19%		63.33%		52.94%		85.89%		83.45%		60.73%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $10,000, $9,000 and $13,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019 and 2018, respectively, and less than $16,000, which represents less than 0.02 percent of average net assets for the fiscal year ended March 31, 2017. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.74		$10.68		$10.47		$10.57		$11.03		$10.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13		0.27		0.28		0.28		0.26		0.28

Net realized and unrealized gains (losses)	0.27		0.06		0.21		(0.10)		(0.36)		0.15

Total from Investment Operations	0.40		0.33		0.49		0.18		(0.10)		0.43

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)		(0.27)		(0.28)		(0.28)		(0.26)		(0.28)

From net realized gains	—		—	(1)	—		—		(0.10)		(0.02)

Total Distributions Paid	(0.13)		(0.27)		(0.28)		(0.28)		(0.36)		(0.30)

Net Asset Value, End of Period	$11.01		$10.74		$10.68		$10.47		$10.57		$11.03

Total Return(2)	3.69%		3.11%		4.78%		1.67%		(0.87)%		4.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$517,807		$493,284		$498,887		$494,372		$470,326		$508,152

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45%

Expenses, before reimbursements and credits	0.51%		0.50%		0.49%		0.50%		0.51%		0.50%

Net investment income, net of reimbursements and credits	2.30	%(4)	2.48	%(4)	2.69	%(4)	2.61	%(4)	2.42	%(4)	2.59%

Net investment income, before reimbursements and credits	2.24%		2.43%		2.65%		2.56%		2.36%		2.54%

Portfolio Turnover Rate	9.30%		31.63%		28.54%		52.17%		64.62%		81.80%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $26,000, $22,000, $25,000 and $28,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   9   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$11.65		$11.56		$11.40		$11.48		$12.06		$11.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15		0.33		0.40		0.39		0.35		0.38

Net realized and unrealized gains (losses)	0.24		0.16		0.16		(0.08)		(0.45)		0.20

Total from Investment Operations	0.39		0.49		0.56		0.31		(0.10)		0.58

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)		(0.33)		(0.40)		(0.39)		(0.35)		(0.38)

From net realized gains	—		(0.07)		—		—		(0.13)		—

Total Distributions Paid	(0.15)		(0.40)		(0.40)		(0.39)		(0.48)		(0.38)

Net Asset Value, End of Period	$11.89		$11.65		$11.56		$11.40		$11.48		$12.06

Total Return(1)	3.36%		4.27%		5.01%		2.69%		(0.83)%		4.97%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$211,278		$193,318		$179,416		$181,272		$177,857		$189,741

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46%

Expenses, before reimbursements and credits	0.56%		0.55%		0.56%		0.58%		0.61%		0.60%

Net investment income, net of reimbursements and credits	2.54	%(3)	2.78	%(3)	3.50	%(3)	3.36	%(3)	2.95	%(3)	3.18%

Net investment income, before reimbursements and credits	2.44%		2.69%		3.40%		3.24%		2.80%		3.04%

Portfolio Turnover Rate	12.55%		55.08%		34.83%		83.27%		97.34%		131.91%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $16,000, $11,000, $21,000 and $16,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   10   NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$8.31		$8.70		$8.69		$8.69		$9.02		$8.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16		0.34		0.37		0.35		0.32		0.33

Net realized and unrealized gains (losses)	0.36		(0.39)		0.01		—		(0.33)		0.09

Total from Investment Operations	0.52		(0.05)		0.38		0.35		(0.01)		0.42

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)		(0.34)		(0.37)		(0.35)		(0.32)		(0.33)

Total Distributions Paid	(0.16)		(0.34)		(0.37)		(0.35)		(0.32)		(0.33)

Net Asset Value, End of Period	$8.67		$8.31		$8.70		$8.69		$8.69		$9.02

Total Return(1)	6.35%		(0.68)%		4.47%		4.03%		(0.10)%		4.80%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$510,911		$509,834		$443,469		$412,599		$476,835		$575,904

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.60	%(3)	0.60	%(3)	0.61	%(3)	0.80	%(3)	0.80	%(3)	0.80%

Expenses, before reimbursements and credits	0.84%		0.84%		0.83%		0.83%		0.82%		0.83%

Net investment income, net of reimbursements and credits	3.86	%(3)	3.87	%(3)	4.27	%(3)	3.96	%(3)	3.60	%(3)	3.67%

Net investment income, before reimbursements and credits	3.62%		3.63%		4.05%		3.93%		3.58%		3.64%

Portfolio Turnover Rate	19.53%		47.62%		51.81%		9.69%		39.67%		7.20%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $24,000, $16,000, $12,000 and $42,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   11   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.68		$10.57		$10.37		$10.40		$10.82		$10.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11		0.24		0.25		0.22		0.21		0.22

Net realized and unrealized gains (losses)	0.24		0.15		0.20		(0.03)		(0.26)		0.15

Total from Investment Operations	0.35		0.39		0.45		0.19		(0.05)		0.37

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)		(0.24)		(0.25)		(0.22)		(0.21)		(0.22)

From net realized gains	—		(0.04)		—		—		(0.16)		(0.04)

Total Distributions Paid	(0.11)		(0.28)		(0.25)		(0.22)		(0.37)		(0.26)

Net Asset Value, End of Period	$10.92		$10.68		$10.57		$10.37		$10.40		$10.82

Total Return(1)	3.27%		3.72%		4.47%		1.75%		(0.48)%		3.54%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,026,419		$3,017,951		$2,774,081		$2,935,140		$2,752,569		$3,160,485

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%

Expenses, before reimbursements and credits	0.48%		0.47%		0.47%		0.48%		0.49%		0.49%

Net investment income, net of reimbursements and credits	2.00	%(3)	2.23	%(3)	2.46	%(3)	2.03	%(3)	1.94	%(3)	2.04%

Net investment income, before reimbursements and credits	1.97%		2.21%		2.44%		2.00%		1.90%		2.00%

Portfolio Turnover Rate	42.48%		127.62%		115.01%		120.62%		106.67%		127.92%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $84,000, $267,000, $380,000, $278,000 and $261,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.35		$10.37		$10.20		$10.33		$10.48		$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07		0.18		0.16		0.12		0.12		0.12

Net realized and unrealized gains (losses)	0.27		0.04		0.17		(0.11)		(0.13)		0.02

Total from Investment Operations	0.34		0.22		0.33		0.01		(0.01)		0.14

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)		(0.18)		(0.16)		(0.13)		(0.12)		(0.12)

From net realized gains	—		(0.06)		—		(0.01)		(0.02)		— (1)

Total Distributions Paid	(0.07)		(0.24)		(0.16)		(0.14)		(0.14)		(0.12)

Net Asset Value, End of Period	$10.62		$10.35		$10.37		$10.20		$10.33		$10.48

Total Return(2)	3.25%		2.07%		3.29%		0.07%		(0.10)%		1.41%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$917,245		$880,475		$962,980		$909,193		$1,047,250		$1,160,549

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45%

Expenses, before reimbursements and credits	0.50%		0.49%		0.48%		0.48%		0.48%		0.48%

Net investment income, net of reimbursements and credits	1.25	%(4)	1.71	%(4)	1.59	%(4)	1.21	%(4)	1.18	%(4)	1.18%

Net investment income, before reimbursements and credits	1.20%		1.67%		1.56%		1.18%		1.15%		1.15%

Portfolio Turnover Rate	46.90%		126.29%		135.35%		36.55%		21.23%		20.01%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $37,000, $63,000, $79,000, $96,000 and $46,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   13   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$10.76		$10.63		$10.49		$10.55		$10.89		$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13		0.30		0.35		0.33		0.31		0.36

Net realized and unrealized gains (losses)	0.24		0.16		0.14		(0.06)		(0.33)		0.09

Total from Investment Operations	0.37		0.46		0.49		0.27		(0.02)		0.45

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)		(0.30)		(0.35)		(0.33)		(0.31)		(0.36)

From net realized gains	—		(0.03)		—		—		(0.01)		—

Total Distributions Paid	(0.13)		(0.33)		(0.35)		(0.33)		(0.32)		(0.36)

Net Asset Value, End of Period	$11.00		$10.76		$10.63		$10.49		$10.55		$10.89

Total Return(1)	3.42%		4.33%		4.78%		2.57%		(0.16)%		4.29%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,919,500		$1,639,701		$1,168,191		$1,075,258		$1,077,256		$1,064,728

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%

Expenses, before reimbursements and credits	0.49%		0.49%		0.47%		0.48%		0.48%		0.48%

Net investment income, net of reimbursements and credits	2.33	%(3)	2.73	%(3)	3.35	%(3)	3.12	%(3)	2.91	%(3)	3.37%

Net investment income, before reimbursements and credits	2.29%		2.69%		3.33%		3.09%		2.88%		3.34%

Portfolio Turnover Rate	49.67%		122.55%		116.37%		103.25%		99.52%		111.59%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $93,000, $183,000, $84,000, $64,000 and $103,000 which represent less than 0.02 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 93.0%

Arizona – 93.0%

Arizona Board of Regents Refunding COPS, University of Arizona Project,

5.00%, 6/1/28	$400	$506

Arizona Board of Regents State University System Revenue Bonds, Series A,

5.00%, 7/1/31	550	634

5.00%, 7/1/34	750	858

5.00%, 7/1/35	750	857

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,

5.00%, 7/1/35	1,000	1,174

5.00%, 7/1/41	1,000	1,160

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/31	1,000	1,254

5.00%, 7/1/36	495	609

Arizona Board of Regents University System Revenue Bonds, Series A,

5.00%, 6/1/32	1,500	1,770

Arizona Board of Regents University System Revenue Refunding Bonds,

5.00%, 6/1/33	1,710	2,062

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

3.00%, 2/1/45	300	307

Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,

4.00%, 1/1/43	3,500	3,588

Arizona State IDA Lease Revenue Bonds, Series A,

3.00%, 9/1/50	1,030	1,036

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,

5.00%, 2/1/30	1,000	1,326

Arizona State Lottery Revenue Refunding Bonds,

5.00%, 7/1/21	2,165	2,243

Arizona State Refunding COPS, Series A,

5.00%, 10/1/29	200	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

Arizona State Transportation Board Revenue GANS, Series A,

5.00%, 7/1/23	$1,000	$1,130

Flagstaff G.O. Unlimited Bonds,

5.00%, 7/1/22	1,500	1,627

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,

5.00%, 7/1/28	500	627

5.00%, 7/1/29	750	940

5.00%, 7/1/30	500	625

5.00%, 7/1/31	600	748

Glendale IDA Revenue Refunding Bonds, Midwestern University,

5.00%, 5/15/32	500	633

Goodyear G.O. Unlimited Refunding Bonds,

5.00%, 7/1/30	400	545

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),

3.35%, 1/1/28	870	1,005

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), Prerefunded,

5.25%, 7/1/21(1)	1,000	1,038

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations, Second Series (AGM Insured),

3.00%, 7/1/49	400	419

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),

5.00%, 7/1/34	1,100	1,345

Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),

5.00%, 7/1/30	725	952

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,

5.00%, 7/1/31	275	354

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   15   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

5.00%, 7/1/32	$250	$320

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,

5.25%, 7/1/28(2)	940	1,071

5.50%, 7/1/29(2)	485	556

5.50%, 7/1/30(2)	375	430

Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),

5.00%, 7/1/38	1,000	1,212

Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),

5.00%, 7/1/35	625	779

5.00%, 7/1/36	1,175	1,458

Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,

5.00%, 7/1/28	1,850	2,411

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,

4.00%, 7/1/37	380	452

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/39	1,285	1,548

5.00%, 7/1/47	1,000	1,182

Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,

5.00%, 9/1/42	4,000	4,783

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

5.00%, 1/1/38	1,250	1,488

Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,

4.00%, 7/1/23	680	750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,

5.00%, 7/1/26	$2,250	$2,816

Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),

5.00%, 7/1/31	1,575	1,997

4.00%, 7/1/37	500	578

Maricopa County Special Health Care District G.O. Unlimited Bonds,

5.00%, 7/1/28	550	705

5.00%, 7/1/32	1,000	1,239

5.00%, 7/1/35	1,000	1,224

4.00%, 7/1/38	2,500	2,834

Maricopa County Unified High School District No. 216 Agua Fria G.O. Unlimited Bonds,

3.00%, 7/1/37	1,000	1,104

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,

5.00%, 7/1/22	1,375	1,492

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds,

4.00%, 7/1/28	500	619

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,

5.00%, 7/1/28	525	670

5.00%, 7/1/29	650	825

5.00%, 7/1/31	500	628

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,

5.00%, 7/1/24	1,000	1,175

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,

5.00%, 7/1/32	1,600	2,057

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,

4.00%, 7/1/28	$1,000	$1,056

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,

4.50%, 7/1/27	1,700	1,879

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,

5.00%, 7/1/31	1,000	1,334

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,

4.00%, 7/1/22	1,040	1,070

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,

5.00%, 7/1/30	1,335	1,742

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,

5.00%, 7/1/26	400	486

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,

4.00%, 7/1/39	1,130	1,325

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,

5.00%, 7/1/37	650	770

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),

5.00%, 7/1/23	1,000	1,131

Mesa Utility System Revenue Refunding Bonds, Series A,

5.00%, 7/1/21	1,220	1,264

Mesa Utility System Revenue Refunding Bonds, Series B,

5.00%, 7/1/30	290	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 93.0% continued

Arizona – 93.0% continued

Mesa Utility System Revenue Refunding Bonds, Series C,

5.00%, 7/1/21	$1,000	$1,036

5.00%, 7/1/22	675	732

5.00%, 7/1/23	1,000	1,131

Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),

5.00%, 6/1/38	2,000	2,533

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

3.00%, 7/1/49	3,300	3,355

4.00%, 7/1/49	1,000	1,106

5.00%, 7/1/49	1,000	1,188

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,

5.00%, 7/1/34	4,000	4,793

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,

4.00%, 7/1/45	1,000	1,174

Phoenix Civic Improvement Corp. Rental Car Facility Revenue Bonds, Series A,

5.00%, 7/1/39	1,000	1,112

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,

5.00%, 7/1/39	1,000	1,146

5.00%, 7/1/44	2,850	3,698

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,

4.00%, 7/1/28	1,000	1,119

Pima County COPS,

5.00%, 12/1/20	1,040	1,048

5.00%, 12/1/22	650	716

Pima County Sewer System Revenue Bonds,

5.00%, 7/1/25	1,000	1,130

Pima County Sewer System Revenue Bonds, Series B, Prerefunded,

5.00%, 7/1/21(1)	1,000	1,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   17   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,

5.00%, 7/1/24	$1,005	$1,134

Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),

5.00%, 7/1/26	1,685	2,071

Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),

4.00%, 7/1/29	675	765

Pinal County Revenue Obligations Pledged Revenue Bonds,

5.00%, 8/1/32	1,000	1,262

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 7/1/22	1,000	1,081

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,

5.00%, 1/1/24	1,835	1,856

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,

5.00%, 8/1/47	2,540	2,818

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,

5.00%, 1/1/31	1,000	1,290

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/36	1,105	1,315

Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),

5.00%, 7/1/28	500	652

Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,

5.00%, 7/1/24	100	118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

Arizona – 93.0% continued

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/30	$2,675	$3,509

Tempe G.O. Unlimited Bonds,

5.00%, 7/1/33	1,125	1,477

Tucson G.O. Unlimited Bonds, Series A,

5.00%, 7/1/26	285	358

Tucson Water Revenue Bonds,

5.00%, 7/1/33	595	803

Tucson Water System Revenue Bonds, Prerefunded,

5.00%, 7/1/21(1)	1,825	1,891

Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),

4.00%, 7/15/26	450	530

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	2,450	2,530

4.00%, 8/1/43	1,000	1,122

Yavapai County Jail District Revenue Bonds (BAM Insured),

5.00%, 7/1/31	1,000	1,272

		138,395

Total Municipal Bonds

(Cost $131,876)		138,395

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	7,977,751	$7,978

Total Investment Companies

(Cost $7,978)		7,978

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.7%

Glendale Water & Sewer Revenue Refunding Bonds, Senior Lien,

5.00%, 7/1/21	$750	$777

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,

5.00%, 1/1/21	300	304

Total Short-Term Investments

(Cost $1,078)		1,081

Total Investments – 99.1%

(Cost $140,932)		147,454

Other Assets less Liabilities – 0.9%		1,296

NET ASSETS – 100.0%		$148,750

(1)	Maturity date represents the prerefunded date.

(2)	Security has converted to a fixed rate as of July 1, 2015, and will continue at a fixed rate going forward.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(4)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

IDA - Industrial Development Authority

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

General	25.9%

General Obligation	6.9

Higher Education	10.6

Medical	10.1

School District	28.4

INDUSTRY SECTOR	% OF INVESTMENTS

Short-Term Investments	5.4%

All other sectors less than 5%	12.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$ —	$138,395	$—	$138,395

Investment Companies	7,978	—	—	7,978

Short-Term Investments	—	1,081	—	1,081

Total Investments	$7,978	$139,476	$—	$147,454
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   19   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 93.0%

California – 93.0%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,

4.00%, 12/1/24	$850	$952

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	4,000	4,868

Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

3.00%, 8/1/42	3,950	4,183

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

5.00%, 8/1/43	1,000	1,202

Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,

5.00%, 10/1/28	2,000	2,226

Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

5.00%, 8/1/44	1,700	2,128

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,

5.00%, 4/1/44	2,000	2,481

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(1) (2) (3)	19,975	22,170

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,

2.00%, 4/1/24(1) (2) (3)	7,620	7,914

2.13%, 4/1/25(1) (2) (3)	16,700	17,599

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/27	325	409

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	989	1,094

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,

5.00%, 7/1/39	$1,000	$1,198

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,

4.00%, 12/1/34	1,795	2,045

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

3.00%, 11/1/44	3,000	3,121

4.00%, 11/1/49	1,900	2,122

California State G.O. Unlimited Bonds,

5.00%, 3/1/26	1,250	1,503

5.25%, 11/1/40	8,500	8,535

3.00%, 11/1/41	2,000	2,159

California State G.O. Unlimited Refunding Bonds,

5.00%, 9/1/27	1,845	2,321

5.00%, 10/1/27	1,850	2,395

5.00%, 8/1/28	4,000	5,120

5.00%, 10/1/28	3,000	3,970

5.00%, 3/1/35	3,500	4,603

California State G.O. Unlimited Refunding Bonds, Bid Group C,

5.00%, 8/1/27	2,000	2,509

5.00%, 8/1/28	7,000	8,727

California State G.O. Unlimited Refunding Bonds, Group C,

5.00%, 8/1/26	1,000	1,196

California State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/26	3,500	4,273

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 10/1/26	2,750	3,251

5.00%, 3/1/32	1,125	1,502

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,

5.00%, 11/15/32	1,200	1,428

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,

5.00%, 11/15/27	$250	$305

California State Health Facilities Financing Authority Revenue Refunding Bonds, Children’s Hospital of Orange County,

5.00%, 11/1/28	700	911

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,

2.00%, 10/1/25(1) (2) (3)	2,450	2,616

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,

5.00%, 11/15/35	2,500	3,007

5.00%, 11/15/46	3,000	3,517

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/39	550	672

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/36	1,000	1,252

California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),

2.65%, 8/1/36	3,459	3,682

California State Municipal Finance Authority Revenue Bonds, Series A, National University,

5.00%, 4/1/36	2,245	2,780

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	1,500	1,752

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,

4.25%, 12/1/20	$1,000	$1,007

California State University Revenue Bonds, Series A,

5.00%, 11/1/31	2,670	3,591

California State University Systemwide Revenue Refunding Bonds, Series A,

4.00%, 11/1/45	2,600	2,893

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/23	500	571

5.00%, 11/1/28	4,000	5,151

5.25%, 3/1/30	1,500	1,506

5.25%, 10/1/39	1,500	1,833

California State Various Purpose G.O. Unlimited Bonds, Bidding Group,

5.00%, 9/1/28	5,000	6,247

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,

5.75%, 8/1/23(4)	1,000	1,155

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

4.00%, 8/1/48	1,000	1,112

Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,

3.00%, 8/1/35	775	856

Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),

3.00%, 8/1/31	2,025	2,248

Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,

5.00%, 8/1/43	1,125	1,279

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/39	1,330	1,653

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,

0.00%, 8/1/23(5)	9,940	9,822

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   21   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	$1,000	$1,238

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,

5.38%, 8/1/21(4)	1,500	1,566

Hartnell Community College District G.O. Unlimited Bonds, Series B,

3.00%, 8/1/45	2,500	2,651

Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),

4.00%, 8/1/45	2,000	2,319

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	2,500	3,036

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,

5.00%, 6/1/27	1,100	1,335

Long Beach Harbor Revenue Bonds, Series A (AMT),

5.00%, 5/15/30	1,300	1,590

Long Beach Harbor Revenue Refunding Bonds, Series C,

5.00%, 5/15/47	3,000	3,537

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,

3.00%, 8/1/38	3,270	3,557

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	3,600	3,841

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,

5.00%, 6/1/32	3,000	4,027

5.00%, 6/1/37	2,000	2,620

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,

5.00%, 8/1/24	945	1,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,

5.00%, 12/1/29	$1,665	$2,014

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,

5.00%, 12/1/44	3,405	4,296

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,

5.00%, 12/1/29	2,630	3,189

5.00%, 12/1/31	2,000	2,413

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/23	500	555

5.00%, 5/15/24	500	575

5.00%, 5/15/30	1,465	1,841

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.25%, 5/15/31	2,000	2,504

5.00%, 5/15/44	1,500	1,803

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/27	7,435	9,220

5.00%, 5/15/28	7,630	9,624

5.00%, 5/15/29	1,000	1,250

Los Angeles Department of Airports Senior Revenue Bonds, Series B,

5.00%, 5/15/27	640	760

Los Angeles Department of Water & Power System Revenue Bonds, Series C,

5.00%, 7/1/49	1,000	1,260

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,

4.00%, 7/1/29	2,075	2,653

5.00%, 7/1/43	1,850	2,326

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,

5.00%, 8/1/25	$6,750	$8,117

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,

4.00%, 7/1/24	1,930	2,199

4.00%, 7/1/25	3,000	3,507

5.00%, 7/1/29	1,500	1,918

5.00%, 7/1/30	190	242

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 7/1/24	2,360	2,777

5.00%, 7/1/26	5,440	6,795

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,

5.00%, 7/1/26	700	874

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,

6.00%, 6/1/21	1,185	1,231

Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,

5.00%, 6/1/38	1,100	1,394

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	2,000	2,110

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,

2.50%, 7/1/27	6,650	7,365

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,

5.25%, 9/1/21(4)	2,000	2,094

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,

5.00%, 10/1/26	1,490	1,799

5.00%, 10/1/27	1,130	1,359

5.00%, 10/1/28	2,770	3,316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,

5.00%, 10/1/28	$2,150	$2,799

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),

5.00%, 9/1/22	1,445	1,580

Monterey County Public Facilities Financing COPS,

5.00%, 10/1/27	1,000	1,229

5.00%, 10/1/28	670	822

Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,

5.00%, 8/1/44	1,900	2,435

Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),

3.00%, 8/1/39	1,655	1,748

3.00%, 8/1/40	2,325	2,450

3.00%, 8/1/41	2,590	2,723

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/25	1,690	1,986

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),

5.00%, 8/1/33	1,185	1,461

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

8/1/45(6)	3,000	3,361

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),

5.00%, 8/1/31	3,620	4,504

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	2,000	2,222

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,

5.00%, 8/1/22	750	809

5.00%, 8/1/24	600	699

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   23   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Orange County Local Transportation Authority Sales TRB,

5.00%, 2/15/33	$3,000	$3,933

Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,

5.00%, 8/1/42	3,000	3,644

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	2,000	2,479

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,

2.00%, 8/1/27	1,970	2,113

Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,

4.00%, 8/1/43	4,220	4,791

4.00%, 8/1/46	5,950	6,712

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/26	1,000	1,223

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,

3.00%, 7/1/30	2,295	2,548

Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),

5.00%, 11/1/24	600	704

5.00%, 11/1/25	1,000	1,211

5.00%, 11/1/26	750	930

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,

5.25%, 11/1/23(4)	150	172

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,

5.25%, 11/1/24	650	744

Riverside County Transportation Commission Revenue Refunding Bonds, Series A,

3.00%, 6/1/26	5,500	5,966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,

5.00%, 6/1/30	$2,500	$3,211

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),

5.25%, 6/1/24	615	698

Sacramento County Airport System Revenue Refunding Bonds, Series A,

5.00%, 7/1/29	565	720

5.00%, 7/1/31	500	629

Sacramento County Airport System Revenue Refunding Bonds, Series B,

5.00%, 7/1/29	680	867

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

5.00%, 11/15/26	1,000	1,205

San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,

5.00%, 7/1/29	850	1,027

5.00%, 7/1/37	1,000	1,166

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,

5.00%, 10/15/30	1,040	1,216

San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Election of 2018,

3.00%, 7/1/37	1,715	1,924

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,

5.00%, 7/1/41	3,380	4,166

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),

5.50%, 7/1/27	1,500	2,010

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,

5.00%, 8/1/31	2,000	2,706

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   24   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,

3.00%, 8/1/50	$1,750	$1,861

San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,

5.00%, 7/1/32	1,500	1,793

San Francisco Bay Area Rapid Transit District Sales TRB, Series A,

3.00%, 7/1/44	2,000	2,101

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	3,000	3,636

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

4.00%, 5/1/50	2,145	2,348

5.00%, 5/1/50	1,355	1,603

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,

5.00%, 5/1/25	1,000	1,183

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),

5.00%, 5/1/24	1,095	1,174

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	5,415	5,809

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,

3.00%, 11/1/50	1,275	1,358

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,

5.00%, 11/1/32	1,375	1,756

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	1,500	1,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

San Francisco County Transportation Authority Sales TRB,

3.00%, 2/1/30	$5,000	$5,508

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 8/1/26	1,055	1,234

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,

5.75%, 3/1/21(4)	2,000	2,047

San Jose Airport Revenue Refunding Bonds, Series A (AMT),

5.00%, 3/1/22	1,495	1,577

San Jose G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/31	1,900	2,533

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,

5.00%, 8/1/21(4)	830	863

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,

5.00%, 8/1/23	170	177

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,

4.50%, 8/1/42	1,750	2,089

Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,

3.00%, 5/15/35	2,500	2,649

Santa Clarita Community College District G.O. Unlimited Bonds,

3.00%, 8/1/44	1,000	1,064

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),

5.00%, 8/1/43	1,145	1,384

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	1,000	1,212

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   25   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,

6.00%, 7/1/21(4)	$2,000	$2,088

Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,

5.00%, 8/1/43	2,000	2,466

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,

5.25%, 7/1/27	1,000	1,038

Stockton Public Financing Authority Parking Revenue Refunding Bonds,

5.00%, 3/1/32	555	666

5.00%, 3/1/33	600	715

5.00%, 3/1/47	1,125	1,280

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/29	465	606

5.00%, 10/1/34	600	768

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,

5.00%, 1/1/28	625	731

University of California General Revenue Bonds, Series AF, Prerefunded,

5.00%, 5/15/23(4)	1,220	1,372

University of California Revenue Refunding Bonds, Series BE,

5.00%, 5/15/41	5,500	7,120

Ventura County Public Financing Authority Lease Revenue Bonds, Series B,

5.00%, 11/1/24	1,060	1,216

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/29	640	875

5.00%, 8/1/30	680	923

5.00%, 8/1/31	710	957

Visalia Unified School District COPS (AGM Insured),

3.00%, 5/1/27	1,525	1,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.0% continued

California – 93.0% continued

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),

5.13%, 9/1/29	$1,645	$1,652

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,

5.00%, 9/1/26	1,000	1,210

		481,674

Total Municipal Bonds

(Cost $457,267)		481,674

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 6.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(7) (8)	30,740,461	$30,740

Total Investment Companies

(Cost $30,740)		30,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.8%

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series E,

2.00%, 4/1/21(1) (2) (3)	$565	$566

California State Infrastructure & Economic Development Bank Revenue Bonds, Brightline West Passenger (AMT),

0.45%, 7/1/21(1) (2) (3) (9)	1,250	1,250

Los Angeles TRANS,

4.00%, 6/24/21	2,500	2,570

Total Short-Term Investments

(Cost $4,382)		4,386

Total Investments – 99.8%

(Cost $492,389)		516,800

Other Assets less Liabilities – 0.2%		1,007

NET ASSETS – 100.0%		$517,807

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   26   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2020 is disclosed.
(9)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Airport	8.1%

General	15.2

General Obligation	18.6

Higher Education	5.6

School District	21.3

Short-Term Investments	6.0

Transportation	12.8

All other sectors less than 5%	12.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$481,674	$—	$481,674

Investment Companies	30,740	—	—	30,740

Short-Term Investments	—	4,386	—	4,386

Total Investments	$30,740	$486,060	$—	$516,800

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   27   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 92.6%

California – 92.6%

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	$1,000	$1,217

Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

3.00%, 8/1/42	3,000	3,177

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

4.00%, 8/1/46	1,000	1,113

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,

5.00%, 4/1/49	1,000	1,232

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(1) (2) (3)	5,500	6,104

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),

5.25%, 8/1/44	1,500	1,813

Cabrillo Unified School District G.O. Unlimited Bonds, Series B, Election 2018,

5.00%, 8/1/50	2,210	2,712

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/29	310	403

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	989	1,094

California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,

5.00%, 7/1/54	1,200	1,315

California State Construction G.O. Unlimited Bonds,

3.00%, 10/1/49	1,000	1,056

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

California State Department of Water Resources Revenue Refunding Bonds, Series BB, Central Valley Project,

5.00%, 12/1/34	$1,260	$1,737

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

4.00%, 11/1/49	1,000	1,117

California State G.O. Unlimited Bonds, Various Purpose,

3.00%, 3/1/50	1,500	1,581

California State G.O. Unlimited Refunding Bonds,

5.00%, 10/1/28	3,000	3,970

California State G.O. Unlimited Refunding Bonds, Group C,

5.00%, 8/1/26	2,500	2,990

California State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/26	500	610

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,

5.00%, 11/15/46	1,000	1,172

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/44	625	754

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/42	1,000	1,228

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,

1.75%, 8/1/26(1) (2) (3)	3,500	3,551

California State Municipal Finance Authority Revenue Bonds, Series A, National University,

5.00%, 4/1/40	1,000	1,217

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   28   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	$1,000	$1,168

5.00%, 5/15/43	1,000	1,158

California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,

5.00%, 11/1/21	250	263

California State University Systemwide Revenue Bonds, Series C,

4.00%, 11/1/45	1,000	1,176

California State University Systemwide Revenue Refunding Bonds, Series A,

5.00%, 11/1/44	2,500	2,910

4.00%, 11/1/45	1,000	1,113

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/20	4,000	4,000

5.25%, 3/1/30	3,500	3,514

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,

3.00%, 8/1/42	550	593

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,

5.75%, 8/1/23(4)	570	658

6.00%, 8/1/23(4)	1,000	1,161

Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),

4.00%, 6/1/49	1,675	1,874

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,

4.00%, 8/1/49	1,000	1,145

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

4.00%, 8/1/44	500	571

El Dorado Irrigation District Revenue COPS, Series A,

4.00%, 3/1/50	1,600	1,858

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	$1,300	$1,609

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,

5.38%, 8/1/21(4)	3,500	3,653

Hartnell Community College District G.O. Unlimited Bonds, Series B,

3.00%, 8/1/45	1,500	1,591

Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),

4.00%, 8/1/50	1,000	1,153

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	1,500	1,822

Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,

4.00%, 6/1/49	2,830	3,198

Long Beach Harbor Revenue Notes, Series C,

4.00%, 7/15/21	1,000	1,030

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	1,400	1,494

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,

5.00%, 6/1/32	1,000	1,342

5.00%, 6/1/37	1,000	1,310

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/31	1,000	1,249

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/44	500	601

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   29   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT),

5.00%, 5/15/21	$2,000	$2,056

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/29	4,000	5,001

5.00%, 5/15/31	5,000	6,171

Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,

5.00%, 7/1/33	1,000	1,323

4.00%, 7/1/44	2,000	2,345

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 7/1/21	1,410	1,461

5.00%, 7/1/24	3,000	3,530

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	1,000	1,055

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

5.00%, 8/1/42	1,450	1,808

Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),

4.00%, 10/1/39	500	583

Mesa Water District COPS,

4.00%, 3/15/45	1,150	1,365

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,

5.00%, 7/1/22	1,000	1,084

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,

4.00%, 8/1/23	395	436

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,

5.25%, 9/1/21(4)	600	628

5.50%, 9/1/21(4)	2,500	2,623

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

Monterey County Financing Authority Revenue Refunding Bonds,

5.00%, 9/1/37	$1,170	$1,475

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

8/1/49(5)	1,000	1,116

New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,

3.00%, 8/1/49	1,520	1,603

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,

0.00%, 8/1/33(6)	10,000	8,026

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	2,000	2,222

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	1,000	1,240

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,

3.00%, 8/1/31	2,435	2,678

Palomar Pomerado Health G.O. Unlimited Convertible Capital Appreciation Bonds, Series A, Election of 2004 (AGC Insured),

7.00%, 8/1/38	5,000	7,166

Riverside County Teeter Obligation Revenue Notes, Series A,

1.38%, 10/22/20	1,500	1,501

Riverside Electric Revenue Refunding Bonds, Series A,

5.00%, 10/1/43	2,330	2,934

Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,

5.00%, 1/1/36	275	325

5.00%, 1/1/37	215	254

Sacramento Municipal Utility District Revenue Bonds, Series A,

5.00%, 8/15/37	55	62

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

1.80%, 11/15/27	$1,000	$1,025

San Diego Unified School District G.O. Unlimited Bonds, Series M-2, Proposition Z Bonds,

3.00%, 7/1/50	2,000	2,144

San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,

3.00%, 8/1/50	750	797

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	1,000	1,212

5.00%, 5/1/42	1,500	1,748

5.00%, 5/1/49	1,000	1,184

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/45	1,000	1,190

5.00%, 5/1/50	1,500	1,774

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,

5.00%, 5/1/25	1,000	1,183

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	1,000	1,073

San Francisco City & County G.O. Unlimited Bonds, Series D,

5.00%, 6/15/23	950	1,028

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,

3.00%, 11/1/50	600	639

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	2,500	2,668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,

5.25%, 3/1/21(4)	$2,075	$2,119

San Jose G.O. Unlimited Bonds, Series A-1,

5.00%, 9/1/42	1,310	1,670

Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,

3.00%, 8/1/39	2,130	2,253

Santa Ana Gas Tax Revenue Refunding Bonds,

4.00%, 1/1/21	955	964

Santa Clara Electric Revenue Refunding Bonds, Series A, Prerefunded,

6.00%, 7/1/21(4)	1,195	1,247

Santa Clarita Community College District G.O. Unlimited Bonds,

3.00%, 8/1/49	2,475	2,616

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	500	606

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,

6.00%, 7/1/21(4)	2,025	2,114

Simi Valley Unified School District G.O. Unlimited Bonds, Series B,

4.00%, 8/1/48	2,130	2,410

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),

5.00%, 9/1/32	500	653

Stockton Public Financing Authority Parking Revenue Refunding Bonds,

5.00%, 3/1/32	250	300

5.00%, 3/1/33	245	292

5.00%, 3/1/47	500	569

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/45	1,000	1,236

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   31   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 92.6% continued

California – 92.6% continued

University of California General Revenue Bonds, Series A,

5.00%, 5/15/38	$600	$668

University of California General Revenue Bonds, Series AF, Prerefunded,

5.00%, 5/15/23(4)	430	483

University of California Revenue Refunding Bonds, Series BE,

5.00%, 5/15/41	2,500	3,237

University of California Revenue Refunding Bonds, Series O, Limited Project,

5.00%, 5/15/58	2,500	3,053

Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,

4.00%, 8/1/45	1,200	1,336

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/27	585	765

5.00%, 8/1/28	620	832

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),

5.13%, 9/1/29	2,000	2,008

		195,544

Total Municipal Bonds

(Cost $183,670)		195,544

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(7) (8)	9,802,370	$9,802

Total Investment Companies

(Cost $9,802)		9,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 2.5%

California State Infrastructure & Economic Development Bank Revenue Bonds, Clean Water State, Green Bonds,

5.00%, 10/1/20	$1,975	$1,975

Los Angeles County TRANS, Series A,

4.00%, 6/30/21	2,210	2,273

Los Angeles TRANS,

4.00%, 6/24/21	1,000	1,028

Total Short-Term Investments

(Cost $5,273)		5,276

Total Investments – 99.7%

(Cost $198,745)		210,622

Other Assets less Liabilities – 0.3%		656

NET ASSETS – 100.0%		$211,278

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

HFA - Housing Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Airport	11.1%

General	14.5

General Obligation	18.3

Higher Education	7.2

School District	28.1

All other sectors less than 5%	20.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$ —	$195,544	$—	$195,544

Investment Companies	9,802	—	—	9,802

Short-Term Investments	—	5,276	—	5,276

Total Investments	$9,802	$200,820	$—	$210,622
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   33   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 95.9%

Alabama – 1.0%

Hoover IDB Environmental Improvement Revenue Bonds, United States Steel Corp. (AMT),

5.75%, 10/1/49	$1,000	$901

Lower Alabama Gas District Gas Project Revenue Bonds, Series A,

5.00%, 9/1/46	3,000	4,181

		5,082

Arizona – 5.8%

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

3.00%, 2/1/45	375	383

Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc. Project,

7.75%, 7/1/50	1,500	1,510

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,

5.63%, 7/1/48(1) (2)	2,000	2,149

Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),

4.00%, 7/1/47	700	750

Arizona State IDA Education Revenue Bonds, Christian University Project,

5.63%, 10/1/49(1)	1,300	1,302

Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,

5.00%, 7/15/49	1,675	1,743

Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,

4.38%, 7/1/39	1,000	1,021

5.00%, 7/1/49	1,000	1,061

Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,

4.00%, 7/15/50	1,000	940

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,

5.00%, 2/15/36	1,400	1,529

5.00%, 2/15/46	3,500	3,755

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Arizona – 5.8% continued

Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,

5.00%, 7/1/50	$750	$782

Phoenix Civic Airport Improvement Corp. Revenue Bonds, Junior Lien Airport, Series B (AMT),

4.00%, 7/1/44	2,000	2,185

5.00%, 7/1/49	1,000	1,173

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,

5.00%, 7/1/46	2,650	2,836

Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,

5.00%, 7/1/59	1,000	1,038

Salt Verde Financial Corp. Senior Gas Revenue Bonds,

5.00%, 12/1/37	3,000	4,048

Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,

5.00%, 12/1/50	1,500	1,478

		29,683

California – 13.2%

Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,

5.25%, 3/1/36	1,020	1,053

California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,

5.00%, 8/1/49(1)	3,000	3,333

California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,

5.00%, 4/1/49	3,000	3,323

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,

5.00%, 6/1/50	500	555

California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,

5.00%, 7/1/54(1)	1,500	1,453

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

California – 13.2% continued

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,

5.00%, 7/1/49	$2,000	$2,354

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,

5.00%, 11/1/46	3,000	3,095

California State Municipal Finance Authority Revenue Refunding Bonds, The Master’s University,

5.00%, 8/1/48	510	529

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,

5.00%, 12/31/43	5,000	5,709

California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,

4.00%, 7/15/29	3,000	2,960

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/51	5,000	5,743

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,

5.00%, 7/1/52(1)	1,000	1,078

California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,

7.50%, 12/1/39	3,000	870

California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,

5.00%, 11/21/45	1,000	1,148

California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,

5.00%, 10/1/50	1,000	1,110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

California – 13.2% continued

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,

5.00%, 8/1/46(1) (2)	$5,000	$5,527

California State Statewide Communities Development Authority College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,

5.25%, 7/1/49	1,700	1,649

California State Statewide Communities Development Authority Student Housing Revenue Bonds, University of California, Irvine Campus,

5.00%, 5/15/42	4,050	4,487

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,

7.25%, 11/1/21(3)	2,000	2,150

California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,

5.00%, 11/1/32	500	536

5.00%, 11/1/41	1,000	1,043

California Statewide Communities Development Authority Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,

4.00%, 9/1/50	1,000	1,028

California Statewide Communities Development Authority Statewide Revenue Special Assessment Bonds,

4.00%, 9/2/50	500	514

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,

5.00%, 6/1/47	5,000	5,154

Hastings Campus HFA Campus Housing Revenue Bonds, Green Bond-Senior-Series A,

5.00%, 7/1/45	3,000	3,124

Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),

4.00%, 9/1/50	150	158

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   35   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

California – 13.2% continued

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/49	$4,000	$4,737

Santa Paula Special Tax Bonds, Harvest Community Facilities District No.1 Improvement,

4.00%, 9/1/50	1,000	1,028

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,

5.00%, 6/1/48	1,500	1,818

		67,266

Colorado – 3.3%

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,

5.00%, 11/1/54	1,500	1,588

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,

5.00%, 12/31/56	2,000	2,150

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/44	5,000	5,981

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,

5.00%, 12/15/41	3,000	3,065

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,

6.00%, 1/15/41	3,000	3,006

STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,

5.00%, 12/1/38	1,000	1,027

		16,817

Connecticut – 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,

5.00%, 1/1/55	500	526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Connecticut – 0.6% continued

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,

4.00%, 7/1/49	$1,500	$1,432

Hamden Revenue Refunding Bonds, Whitney Center Project,

5.00%, 1/1/50	1,000	988

		2,946

District of Columbia – 1.2%

District of Columbia Revenue Bonds,

5.00%, 7/1/49	2,550	2,866

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,

7.88%, 11/15/40	3,185	3,187

		6,053

Florida – 7.2%

Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,

4.00%, 12/1/49	2,000	2,237

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,

5.35%, 7/1/29	2,645	2,655

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,

5.00%, 8/1/55	1,000	1,134

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,

5.75%, 7/1/55(1)	1,000	1,024

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,

5.00%, 6/1/55	2,000	1,964

Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,

5.25%, 12/1/43	3,000	2,996

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Florida – 7.2% continued

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	$2,000	$2,274

Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,

6.38%, 1/1/26(4) (5) (6)	4,000	3,460

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,

5.00%, 1/1/50(1)	1,000	1,007

Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,

5.00%, 9/15/50	1,500	1,587

Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,

5.00%, 5/1/29	1,500	1,602

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,

5.00%, 3/1/42	2,000	2,123

Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,

8/15/55(7)	1,000	1,013

Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,

5.50%, 12/1/49(1)	1,500	1,433

Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,

4.00%, 8/15/49	1,500	1,680

Palm Beach County Revenue Bonds, Palm Beach Atlantic University,

5.00%, 4/1/39(1)	1,750	1,750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Florida – 7.2% continued

Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,

5.00%, 7/1/39	$4,000	$4,484

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,

5.50%, 11/1/10	143	90

Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,

5.00%, 1/1/47	1,000	1,067

Village Community Development District No. 13 Special Assessment Revenue Bonds,

5/1/51(1) (7)	1,000	1,004

		36,584

Georgia – 1.9%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,

6.75%, 1/1/35	3,000	2,501

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,

5.00%, 5/15/49	4,000	5,703

White County Development Authority Revenue Bonds, Truett McConnell University Project,

5.25%, 10/1/49	1,500	1,491

		9,695

Illinois – 6.8%

Chicago O’Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,

5.00%, 1/1/48	5,000	5,898

Chicago Waterworks Revenue Bonds, Second Lien,

5.00%, 11/1/29	2,500	3,005

Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,

4.00%, 10/1/55	1,500	1,603

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   37   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Illinois – 6.8% continued

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

5.00%, 1/1/44	$5,000	$5,835

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,

5.13%, 2/15/45	1,500	1,274

Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,

5.00%, 9/1/40	2,000	2,185

Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp.,

4.75%, 8/1/30(1) (4) (5) (6)	1,000	1,016

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,

5/15/50(7)	500	490

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,

5.00%, 8/1/42	1,100	1,201

Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,

5.00%, 2/15/47	5,000	4,747

Illinois State G.O. Unlimited Bonds,

5.50%, 5/1/30	1,000	1,144

Illinois State G.O. Unlimited Refunding Bonds,

5.00%, 2/1/29	1,000	1,081

Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),

4.13%, 10/1/38	2,000	2,250

Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),

2.80%, 10/1/34	1,000	1,061

Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, Mccormick Place Expansion Project,

5.00%, 6/15/50	1,000	1,108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Illinois – 6.8% continued

Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,

5.00%, 1/1/45	$250	$255

5.00%, 1/1/55(1)	625	632

		34,785

Indiana – 1.4%

Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,

7.00%, 3/1/39	4,000	3,768

Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,

5.00%, 7/1/55	510	544

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,

8.00%, 9/1/21(3)	2,500	2,673

		6,985

Iowa – 0.8%

Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,

5.00%, 5/15/48	4,000	4,216

Kansas – 0.2%

Wichita Health Care Facilities Revenue Refunding Bonds, Presbyterian Manors,

5.00%, 5/15/50	1,000	958

Kentucky – 1.4%

Ashland Medical Center Revenue Refunding Bonds, Ashland Hospital Corp. D/B/A King’s Daughters Medical Center,

4.00%, 2/1/38	150	158

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,

5.75%, 7/1/49	2,500	2,718

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,

5.25%, 6/1/50	2,500	2,687

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Kentucky – 1.4% continued

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,

5.00%, 6/1/45	$1,500	$1,632

		7,195

Louisiana – 3.6%

Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,

5.00%, 12/1/39	4,675	5,079

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,

5.00%, 5/15/46	1,000	1,164

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,

5.00%, 5/15/26(3)	50	62

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,

4.00%, 11/1/44	1,000	1,000

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,

6.50%, 11/1/35	2,000	2,007

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, Prerefunded,

6.75%, 5/1/21(3)	1,250	1,296

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,

5.00%, 11/1/41	5,000	5,529

Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,

6.35%, 7/1/40	1,000	1,188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Louisiana – 3.6% continued

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.38%, 7/1/26(4) (5) (6)	$1,000	$1,013

		18,338

Maine – 1.0%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,

5.00%, 7/1/43	5,000	5,207

Maryland – 1.0%

Baltimore Special Obligation Tax Allocation Refunding Bonds, Senior Lien, Harbor Point Project,

3.63%, 6/1/46	1,750	1,604

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,

6.25%, 1/1/31	1,550	1,624

6.13%, 1/1/36	2,000	2,084

		5,312

Massachusetts – 1.9%

Lowell Massachusetts Collegiate Charter Revenue Bonds,

5.00%, 6/15/49	1,250	1,282

Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,

5.00%, 7/1/44	2,000	2,202

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,

5.00%, 10/1/41	5,000	4,917

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,

5.00%, 7/15/46	150	171

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   39   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Massachusetts – 1.9% continued

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/32	$1,000	$1,159

		9,731

Michigan – 3.4%

Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,

5.00%, 5/15/44	1,000	1,085

Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,

4.00%, 9/1/50	650	701

Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,

5.00%, 7/1/30	2,000	2,281

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,

5.00%, 6/30/48	5,000	5,716

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,

5.00%, 11/15/42	2,500	2,645

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/45	4,355	5,037

		17,465

Minnesota – 0.7%

Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,

5.75%, 7/1/55	1,000	1,089

Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,

5.00%, 9/1/55	1,000	1,121

Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,

5.00%, 8/1/54	1,500	1,563

		3,773

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Mississippi – 0.2%

Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,

6.00%, 10/1/40	$1,000	$986

Missouri – 1.0%

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,

5.00%, 9/1/32	1,145	1,370

5.00%, 9/1/34	1,315	1,561

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Luthreran Senior Services Project,

4.00%, 2/1/48	2,000	2,045

		4,976

Nebraska – 0.5%

Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,

5.00%, 9/1/42	2,000	2,756

Nevada – 0.1%

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,

4.00%, 6/1/49	550	552

Las Vegas Special Improvement District No. 815 Special Assessment Bonds,

5.00%, 12/1/49	250	264

		816

New Hampshire – 0.1%

National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,

3.75%, 7/2/40(1) (4) (5) (6)	600	593

New Jersey – 3.3%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,

5.00%, 1/1/48	1,000	964

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

4.00%, 6/15/49	2,250	2,313

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

New Jersey – 3.3% continued

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,

5.63%, 11/15/30	$2,000	$2,074

New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,

3.00%, 7/1/50	750	711

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,

5.00%, 6/15/45	2,250	2,429

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/46	7,070	8,226

		16,717

New Mexico – 1.0%

Farmington Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,

1.15%, 6/1/24(4) (5) (6)	1,000	1,005

Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,

4.00%, 9/1/40	1,000	1,099

New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,

5.00%, 7/1/49	3,000	3,097

		5,201

New York – 5.1%

Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,

5.75%, 2/1/49	1,000	1,046

Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,

5.00%, 11/15/50	1,000	1,060

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,

5.00%, 1/1/34	5,000	5,333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

New York – 5.1% continued

4.00%, 1/1/36	$1,000	$991

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,

5.00%, 7/1/46	5,000	5,327

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), American Airlines, Inc.,

5.00%, 8/1/31	1,000	997

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,

5.25%, 8/1/31	1,000	1,031

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/50	4,195	5,208

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),

4.00%, 11/1/59	1,500	1,637

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),

4.00%, 7/15/60	2,000	2,199

Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,

5.00%, 10/15/49	1,155	1,206

		26,035

North Carolina – 0.5%

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,

5.00%, 7/1/49	600	635

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway,

5.00%, 1/1/49	1,500	1,788

		2,423

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   41   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Ohio – 3.5%

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,

5.00%, 6/1/55	$5,000	$5,319

Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,

5.13%, 12/1/49	1,000	1,020

Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center Project,

4.00%, 8/1/47	1,000	1,130

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),

5.00%, 7/1/49(1)	2,000	2,041

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,

4.50%, 1/15/48	2,000	2,138

Southern Port Exempt Facility Revenue Bonds, Series A (AMT), Pure Cycle Project,

12/1/42(7)	2,000	2,004

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc., Project,

6.45%, 12/15/21(8)	4,000	4,264

		17,916

Oklahoma – 2.5%

Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,

4.00%, 9/1/45	5,000	5,410

Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,

1.63%, 7/6/23	5,000	4,992

Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,

5.00%, 8/1/49	2,000	2,195

		12,597

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Pennsylvania – 5.1%

Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,

5.00%, 10/1/49	$1,000	$979

Chester County Health & Educational Facilities Authority Revenue Refunding Bonds, Simpson Senior Services Project,

5.00%, 12/1/51	1,000	1,015

Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,

5.00%, 12/1/54	1,000	1,020

Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne’s Retirement Community Inc., Project,

5.00%, 3/1/40	500	516

5.00%, 3/1/50	500	509

Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,

5.00%, 11/1/49	1,000	1,020

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project,

5.75%, 6/1/36(1)	2,000	1,955

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,

6.25%, 10/1/21(3)	2,000	2,119

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,

5.00%, 12/1/46	3,000	3,470

Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,

5.00%, 6/15/39	920	960

5.00%, 6/15/49	1,385	1,428

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,

5.00%, 3/15/45	5,000	5,093

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Pennsylvania – 5.1% continued

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,

5.00%, 6/15/50	$1,350	$1,391

Philadelphia Water & Wastewater Revenue Bonds, Series A,

5.00%, 7/1/45	4,000	4,518

		25,993

Puerto Rico – 0.6%

Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,

4.75%, 7/1/53	3,000	3,120

Rhode Island – 1.5%

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/40	7,000	7,586

South Carolina – 0.7%

Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,

4.38%, 11/1/49	1,000	1,012

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,

5.00%, 1/1/55	1,500	1,357

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,

5.00%, 4/1/54	1,000	1,088

		3,457

Tennessee – 0.6%

Johnson City Health & Educational Facilities Board Revenue Refunding Bonds, Appalachian Christian Village,

5.00%, 2/15/43(9)	1,500	900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Tennessee – 0.6% continued

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

4.00%, 10/1/49	$1,000	$970

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,

5.00%, 10/1/48	1,115	1,201

		3,071

Texas – 6.2%

Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,

4.00%, 6/15/50	1,000	942

Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,

5.00%, 1/1/34	1,995	2,035

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,

5.00%, 12/1/40	1,500	1,578

5.00%, 12/1/45	2,000	2,065

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,

7.00%, 3/1/39	300	304

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,

8.50%, 3/1/39	2,000	2,042

Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Company Project,

5.25%, 11/1/40	3,000	3,006

Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline,

4.63%, 10/1/31	2,000	2,115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   43   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Texas – 6.2% continued

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,

5.00%, 1/1/55	$1,000	$1,015

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,

5.00%, 4/1/48	3,000	2,911

San Antonio Electric & Gas Revenue Bonds, Junior Lien,

5.00%, 2/1/43	2,500	2,744

Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,

5.00%, 11/15/46	4,000	4,451

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,

5.00%, 6/30/58	1,500	1,719

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,

5.00%, 12/31/40	2,750	2,947

5.00%, 12/31/45	1,250	1,337

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 6/30/40	500	563

		31,774

Utah – 0.6%

Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,

5.00%, 8/1/50	1,000	1,014

Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,

4.00%, 10/15/42	1,000	1,030

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Utah – 0.6% continued

Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,

5.00%, 6/15/49	$825	$855

		2,899

Vermont – 0.3%

University of Vermont & State Agricultural College Revenue Refunding Bonds, Series B,

5.00%, 10/1/36	1,000	1,418

Virginia – 1.2%

Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds, Transform 66-P3 Project (AMT),

5.00%, 12/31/49	1,000	1,120

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,

5.25%, 7/1/35	270	278

5.00%, 7/1/45	2,515	2,521

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds, Express Lanes LLC (AMT),

5.00%, 1/1/40	1,000	1,032

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,

5.00%, 7/1/38(4) (5) (6)	1,000	1,018

		5,969

Washington – 1.0%

Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,

4.00%, 10/1/49	2,250	2,231

Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,

5.00%, 1/1/55	2,000	1,924

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Washington – 1.0% continued

Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,

5.00%, 1/1/55	$1,000	$1,037

		5,192

West Virginia – 0.9%

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,

5.00%, 7/1/25(4) (5) (6)	1,000	1,030

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,

5.00%, 1/1/43	3,000	3,521

		4,551

Wisconsin – 2.4%

PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,

1/1/56(1) (7)	1,000	1,007

PFA Charter School Revenue Bonds, Series A, Eno River Project,

5.00%, 6/15/54(1)	1,375	1,453

PFA Education Revenue Bonds, North Carolina Leadership Academy,

5.00%, 6/15/49(1)	520	530

PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,

5.00%, 10/15/50(1)	1,000	1,039

PFA Retirement Communities Revenue Bonds, Acts Retirement-Life Communities,

5.00%, 11/15/41	1,000	1,181

PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,

5.25%, 3/1/55(1)	1,000	1,054

PFA Retirement Facilities Revenue Refunding Bonds, Friends Homes,

5.00%, 9/1/54	1,500	1,628

PFA Revenue Refunding Bonds, Ultimate Medical Academy,

5.00%, 10/1/34	1,000	1,064

PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,

5.00%, 1/1/55	1,500	1,502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.9% continued

Wisconsin – 2.4% continued

PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,

5.00%, 6/1/49	$1,000	$1,039

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,

5.00%, 11/1/54	1,000	994

		12,491

Wyoming – 0.6%

Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,

3.63%, 7/15/39	3,000	3,235

Total Municipal Bonds

(Cost $482,978)		489,863

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(10) (11)	20,784,485	$20,784

Total Investment Companies

(Cost $20,784)		20,784

Total Investments – 99.9%

(Cost $503,762)		510,647

Other Assets less Liabilities – 0.1%		264

NET ASSETS – 100.0%		$510,911

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in [t]ransactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At September 30, 2020, the value of these restricted illiquid securities amounted to approximately $7,676,000 or 1.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   45   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	$5,183

(3)	Maturity date represents the prerefunded date.

(4)	Maturity date represents the puttable date.

(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(6)	Variable rate security. Rate as of September 30, 2020 is disclosed.

(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.

(8)	Security has converted to a fixed rate as of December 15, 1999, and will continue at a fixed rate going forward.

(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(11)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Airport	5.2%

Development	13.9

Education	12.6

General	10.3

Higher Education	7.2

INDUSTRY SECTOR	% OF INVESTMENTS

Housing	7.6%

Medical	13.5

Nursing Home	7.6

Tobacco Settlement	5.6

Transportation	6.3

All other sectors less than 5%	10.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$ —	$489,863	$—	$489,863

Investment Companies	20,784	—	—	20,784

Total Investments	$20,784	$489,863	$—	$510,647
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.0%

Health Care Facilities & Services – 0.0%

Bon Secours Mercy Health, Inc.,

3.46%, 6/1/30	$500	$562

Total Corporate Bonds

(Cost $500)		562

MUNICIPAL BONDS – 88.1%

Alabama – 1.0%

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,

4.00%, 10/1/26(1) (2) (3)	5,000	5,815

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,

4.00%, 7/1/22(1) (2) (3)	5,000	5,281

Lower Gas District Gas Project Revenue Bonds,

4.00%, 12/1/25(1) (2) (3)	10,000	11,453

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,

4.00%, 6/1/24(1) (2) (3)	7,500	8,305

		30,854

Alaska – 0.9%

Alaska State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/32	4,290	5,771

Alaska State Housing Finance Corp. Mortgage Revenue Refunding Bonds, General Mortgage Revenue Bond,

5.00%, 6/1/33	2,500	3,183

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/30	5,000	6,209

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,

4.00%, 6/1/36	5,000	5,538

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,

5.00%, 12/1/41	5,000	5,792

		26,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Arizona – 2.8%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,

5.00%, 7/1/42	$1,000	$1,187

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/25	10,000	11,746

Arizona State Transportation Board Highway Revenue Refunding Bonds,

5.00%, 7/1/28	12,000	14,002

Arizona State University Revenue Bonds, Series A, Green Bonds,

5.00%, 7/1/41	10,995	13,955

Chandler Excise TRB,

5.00%, 7/1/27	5,000	5,632

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,

5.00%, 7/1/35	1,775	2,190

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/47	1,500	1,773

Maricopa County IDA Revenue Bonds, Series B, Banner Health,

5.00%, 10/18/22(1) (2) (3)	500	546

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

4.00%, 1/1/36	180	202

Maricopa County Special Health Care District G.O. Unlimited Bonds,

4.00%, 7/1/38	2,500	2,834

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series C, School Improvement Project of 2018,

5.00%, 7/1/29	2,910	3,888

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,

5.00%, 7/1/26	1,500	1,887

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   47   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Arizona – 2.8% continued

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

4.00%, 7/1/44	$2,000	$2,228

Phoenix Civic Improvement Corp. District Convertible Revenue Capital Appreciation Bonds, Series B, Civic Plaza (NATL Insured),

5.50%, 7/1/38	2,500	3,796

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Junior Lien,

5.00%, 7/1/30	2,000	2,485

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,

5.00%, 12/1/23	10,000	10,561

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/35	5,000	5,964

		84,876

California – 8.8%

Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,

5.00%, 4/1/22(4)	1,145	1,229

Berkeley TRANS,

1.75%, 7/27/21	5,000	5,066

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, (Step to 5.00% on 8/1/23), 0.81%,

8/1/34(5)	3,500	3,521

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	1,977	2,187

California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,

5.00%, 12/1/32	2,000	2,677

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,

5.00%, 12/1/25	1,000	1,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

California – 8.8% continued

California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,

5.00%, 5/1/49	$3,500	$5,642

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	80	80

California State G.O. Unlimited Refunding Bonds,

5.00%, 11/1/29	25,000	33,632

5.00%, 11/1/30	8,000	10,909

California State G.O. Unlimited Refunding Bonds (AGM Insured),

5.25%, 8/1/32	10,000	14,113

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/33	—	—

5.00%, 4/1/33	24,000	29,804

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/36	6,130	7,226

5.00%, 5/15/37	3,440	4,037

California State Taxable G.O. Unlimited Bonds,

3.50%, 4/1/28	6,750	7,831

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/22	5,000	5,481

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,

5.00%, 5/15/29	1,250	1,421

Carlsbad Unified School District G.O. Unlimited Convertible Capital Appreciation Bonds, Series C, Election,

(Step to 6.63% on 8/1/26), 2.55%, 8/1/35(5)	11,850	14,328

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,

5.00%, 8/1/23(4)	435	494

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

California – 8.8% continued

Glendale Electric Works Revenue Bonds,

5.00%, 2/1/43	$5,000	$5,480

Long Beach Harbor Revenue Bonds, Series A,

5.00%, 5/15/37	1,000	1,259

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 8/1/30	10,000	11,724

5.00%, 8/1/31	1,310	1,534

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,

5.00%, 6/1/32	2,100	2,919

Los Angeles County Metropolitan Transportation Authority Proposition Sales Tax Revenue Refunding Bonds, Senior First Tier,

5.00%, 7/1/21	2,200	2,279

Los Angeles Department of Airports Airport Revenue Refunding Bonds, Senior Series B,

5.00%, 5/15/33	3,500	4,584

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/35	600	701

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),

5.00%, 5/15/35	10,000	12,058

Los Angeles Department of Water & Power System Revenue Bonds, Series D,

5.00%, 7/1/39	2,500	2,884

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

7/1/31(6)	5,000	6,704

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	7,500	8,332

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

California – 8.8% continued

Palomar Community College District G.O. Unlimited Convertible Capital Appreciation Bonds, Election,

(Step to 6.38% on 8/1/30), 0.71%, 8/1/45(5)	$5,000	$5,274

Pasadena Community College District G.O. Unlimited Refunding Bonds,

4.00%, 8/1/27	1,000	1,241

Riverside & Bernardino Counties College District, G.O. Unlimited Bonds, Election of 2004, Series E,

0.00%, 8/1/36(7)	5,855	3,143

Riverside Sewer Revenue Refunding Bonds, Series A,

5.00%, 8/1/37	3,260	4,113

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),

5.00%, 7/1/35	6,000	7,217

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

1.80%, 11/15/27	3,000	3,075

San Diego Public Facilities Financing Authority Water Revenue Bonds, Series A,

3.00%, 8/1/49	3,000	3,207

San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),

5.00%, 5/1/27	5,000	6,191

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/35	3,500	4,289

5.00%, 5/1/38	1,500	1,818

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/39	2,355	2,846

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,

4.00%, 11/1/33	2,500	2,813

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   49   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1 % continued

California – 8.8% continued

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,

5.00%, 8/1/29	$1,685	$1,904

San Mateo Union High School District G.O. Unlimited Convertible Capital Appreciation Bonds, Election 2010, (Step to 6.70% on 9/1/28),

(0.03%), 9/1/41(5)	5,000	5,662

Santa Clara Valley Water District COPS, Series C,

5.00%, 6/1/24	650	763

University of California Taxable Revenue Bonds, Series BG,

0.88%, 5/15/25	2,500	2,522

		267,343

Colorado – 2.5%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	5,890

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(4)	225	291

Arvada Sales & Use TRB,

5.00%, 12/1/31	3,000	3,929

Colorado Springs Utilities Revenue Bonds, Series A-4,

5.00%, 11/15/43	6,500	8,196

Colorado State COPS ,Series A,

4.00%, 12/15/36 10,000		11,759

Colorado State COPS, Series A,

5.00%, 12/15/33	3,000	4,010

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,

5.00%, 11/15/37	1,000	1,266

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	1,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Colorado – 2.5% continued

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	$1,000	$1,237

5.00%, 8/1/35	—	—

5.00%, 8/1/35	3,560	4,386

4.00%, 8/1/49	2,000	2,187

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	1,000	1,182

Denver City & County Airport System Subordinate Revenue Bonds, Series B,

5.25%, 11/15/28	1,500	1,692

5.25%, 11/15/29	1,740	1,958

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	3,000	3,544

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,

5.00%, 12/1/43	5,000	6,055

Denver City & County Dedicated TRB, Series A-1,

5.00%, 8/1/48	2,750	3,240

Denver City & County School District No. 1 COPS, Series B,

5.25%, 12/1/40	5,000	5,091

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL State Aid Withholding),

5.50%, 12/1/22	5,000	5,572

University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,

5.00%, 6/1/23(4)	1,000	1,128

		73,711

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Connecticut – 1.0%

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,

5.00%, 2/1/23(1) (2) (3)	$5,000	$5,558

Connecticut State Special Tax Obligation Revenue Bonds, Series B,

5.00%, 10/1/31	5,000	6,350

5.00%, 10/1/35	5,000	6,221

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,

3.00%, 12/1/22	1,725	1,779

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	8,000	9,807

		29,715

District of Columbia – 1.5%

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/34	2,500	2,893

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,

1.45%, 8/1/22(1) (2) (3)	2,500	2,546

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,

3.00%, 10/1/29	10,000	11,742

District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,

5.00%, 10/1/39	5,000	5,783

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),

5.00%, 10/1/20	3,000	3,000

5.00%, 10/1/26	2,000	2,081

Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),

5.00%, 10/1/26	2,500	3,084

5.00%, 10/1/30	2,630	3,224

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

District Of Columbia – 1.5% continued

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/28	$5,510	$6,054

5.00%, 10/1/28	—	—

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	3,000	3,634

5.00%, 7/1/43	2,000	2,396

		46,437

Florida – 4.6%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/37	1,500	1,775

Broward County Airport System Revenue Bonds, Series A (AMT),

5.00%, 10/1/30	2,000	2,539

Broward County Airport System Revenue Bonds, Series C, Prerefunded,

5.25%, 10/1/23(4)	6,185	7,108

Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,

5.00%, 10/1/22(4)	1,295	1,419

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,

5.00%, 9/1/21(4)	1,340	1,399

5.00%, 9/1/21	—	—

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,

5.00%, 9/1/24	330	342

5.00%, 9/1/25	330	342

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,

5.00%, 9/1/21(4)	1,665	1,735

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,

5.00%, 9/1/23	835	863

Broward County School District G.O. Unlimited Bonds,

5.00%, 7/1/35	6,180	7,827

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   51   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Florida – 4.6% continued

Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,

4.00%, 7/1/35	$6,500	$7,337

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,274

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,

5.00%, 7/1/27	2,000	2,428

Florida State Department Transportation G.O. Unlimited Refunding Bonds,

3.00%, 7/1/30	5,000	5,173

Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,

5.00%, 10/1/31	1,000	1,225

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,

5.38%, 10/1/29	3,395	3,555

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,

4.50%, 7/1/43	5,000	5,420

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,769

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,

5.00%, 10/1/44	4,000	4,504

Jacksonville Sales Tax Revenue Refunding Bonds,

5.00%, 10/1/30	5,500	5,962

Jacksonville Special Revenue Refunding Bonds, Series A,

5.00%, 10/1/33	4,380	5,802

5.00%, 10/1/34	3,220	4,235

JEA Electric System Revenue Refunding Bonds, Series Three A,

5.00%, 10/1/34	2,000	2,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Florida – 4.6% continued

5.00%, 10/1/35	$5,000	$6,488

Lee County School Board Refunding COPS,

5.00%, 8/1/22	800	870

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/27	1,320	1,510

Miami-Dade County Aviation Revenue Refunding Bonds, Series B,

5.00%, 10/1/37	650	736

Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program,

3.38%, 7/1/36	1,510	1,679

Miami-Dade County School Board COPS, Series A,

5.00%, 5/1/32	5,000	5,562

Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds, Series B,

0.90%, 7/1/25	5,000	4,977

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),

5.25%, 10/1/20	3,000	3,000

5.25%, 10/1/22	2,500	2,755

Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),

0.35%, 10/1/22(1) (2) (3)	5,000	4,999

Palm Beach County School Board COPS, Series A,

5.00%, 8/1/34	4,250	5,545

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,

5.00%, 10/1/21(4)	80	84

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,

5.00%, 10/1/31	4,920	5,147

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	5,000	6,079

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Florida – 4.6% continued

Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,

5.25%, 6/1/23(4)	$10,000	$11,347

5.25%, 6/1/23	—	—

		139,414

Georgia – 3.4%

Atlanta Airport Revenue Refunding Bonds, Series B (AMT),

7/1/30(6)	1,500	1,957

Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,

5.00%, 6/1/32	1,250	1,524

Georgia State G.O. Unlimited Bonds, Series A,

5.00%, 7/1/31	10,965	14,305

4.00%, 7/1/36	5,000	5,963

Georgia State G.O. Unlimited Bonds, Series A-Group 2,

5.00%, 8/1/31	5,000	6,882

Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,

5.00%, 7/1/31	3,000	4,012

Georgia State G.O. Unlimited Bonds, Series E,

2.00%, 8/1/27	2,500	2,500

Georgia State G.O. Unlimited Bonds, Tranche 1-Series A,

5.00%, 7/1/28	10,000	13,280

Georgia State G.O. Unlimited Refunding Bonds, Series F,

5.00%, 1/1/28	5,745	7,306

Georgia State Housing & Finance Authority Revenue Bonds, Series B,

3.25%, 12/1/49	2,500	2,653

Gwinnett County School District G.O. Unlimited Bonds,

5.00%, 2/1/40	5,000	6,417

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/23(1) (2) (3)	14,500	15,861

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2) (3)	9,755	10,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Georgia – 3.4% continued

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project,

5.50%, 7/1/60	$2,500	$2,849

Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,

5.00%, 9/1/33	2,275	3,039

5.00%, 9/1/34	2,750	3,662

		102,950

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/28	1,025	1,277

5.00%, 7/1/30	1,250	1,538

5.00%, 7/1/43	5,000	5,870

Hawaii State G.O. Unlimited Refunding Bonds, Series EP,

5.00%, 8/1/26	10,000	11,741

Hawaii State Taxable G.O. Unlimited Bonds, Series FZ,

0.67%, 8/1/25	5,000	4,987

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 10/1/35	4,825	5,756

Honolulu City & County G.O. Unlimited Bonds, Series C,

5.00%, 7/1/45	5,000	6,417

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,

5.00%, 7/1/27	11,755	14,185

		51,771

Illinois – 2.9%

Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,

5.00%, 1/1/32	2,300	2,914

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,

5.25%, 1/1/34	2,500	2,708

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   53   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Illinois – 2.9% continued

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,

5.50%, 1/1/30	$2,025	$2,208

Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,

5.25%, 1/1/27	500	547

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien,

5.00%, 1/1/25	5,000	5,265

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Senior Lien,

1/1/34(6)	10,000	12,478

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,

5.00%, 1/1/29	5,000	5,836

Cook County Community Consolidated School District No. 21 Wheeling G.O. Unlimited Bonds, Series A (BAM Insured),

3.00%, 12/1/35	830	883

Cook County Sales Tax Revenue Refunding Bonds,

5.00%, 11/15/33	5,000	6,003

5.25%, 11/15/35	5,000	6,049

Cook County School District No. 81 Schiller Park G.O. Unlimited Bonds (BAM Insured),

3.00%, 12/1/35	1,000	1,096

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/44	1,030	1,228

Illinois State Finance Authority Revenue Bonds, Series B-1, OSF Healthcare System,

11/15/24(1) (2) (3) (6)	1,000	1,151

Illinois State Finance Authority Revenue Bonds, Township High School District,

4.00%, 12/1/32	1,940	2,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Illinois – 2.9% continued

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

4.25%, 1/1/44	$5,000	$5,587

Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Healthsystem,

5.00%, 8/15/21	1,000	1,038

3.25%, 8/15/49	2,500	2,632

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	1,955	2,210

Illinois State Finance Authority Variable Revenue Bonds, Series B-2,

11/15/26(1) (2) (3) (6)	1,250	1,519

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	7,000	7,724

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/33	1,720	2,076

5.00%, 1/1/41	3,000	3,553

Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),

11/1/31(6)	1,000	1,199

Peoria County G.O. Unlimited Refunding Bonds, Series B,

5.00%, 12/15/28	1,760	2,251

4.00%, 12/15/29	1,765	2,122

University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,

5.00%, 4/1/33	1,885	2,086

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,

5.25%, 6/1/36	2,500	2,845

		87,567

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Indiana – 1.0%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,

5.25%, 10/1/31	$5,750	$6,026

5.25%, 10/1/38	2,980	3,121

4.25%, 10/1/44	10,000	10,971

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,

5.00%, 12/1/40	4,000	4,568

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,

4.00%, 11/15/46	2,500	2,793

Indiana State University Revenue Bonds, Series S, Student Fee,

4.00%, 10/1/37	1,855	2,105

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),

5.50%, 7/10/21	400	410

5.50%, 1/10/24	1,135	1,263

		31,257

Iowa – 0.3%

College Community School District G.O. Unlimited Refunding Bonds,

3.00%, 5/1/21	2,285	2,322

Pefa Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26 (1) (2) (3)	5,000	6,067

		8,389

Kentucky – 3.0%

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	5,591

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),

4.00%, 6/1/31	3,935	4,488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Kentucky – 3.0% continued

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	$750	$928

5.00%, 8/1/35	550	677

5.00%, 8/1/36	750	920

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28 (1) (2) (3)	15,000	17,625

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,

4.00%, 6/1/25(1) (2) (3)	15,000	16,978

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25 (1) (2) (3)	26,725	29,951

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,

5.00%, 5/15/34	3,000	3,127

Louisville & Jefferson County Metropolitan Sewer District and Drainage System Subordinated BANS,

10/20/21(6)	10,000	10,485

Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,

1.30%, 9/1/27 (1) (2) (3)	1,000	997

		91,767

Louisiana – 1.4%

East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,

4.00%, 8/1/34	2,180	2,665

East Baton Rouge Parish Sales Tax Revenue Refunding Bonds (AGM Insured),

5.00%, 8/1/29	1,370	1,802

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,925	3,337

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   55   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Louisiana – 1.4% continued

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,

4.00%, 4/1/39	$3,000	$3,435

5.00%, 4/1/45	3,000	3,665

Louisiana State G.O. Unlimited Bonds,

4.00%, 5/1/32	2,500	2,797

Louisiana State G.O. Unlimited Bonds, Series A,

4.00%, 5/15/32	6,500	6,977

Louisiana State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 7/15/24	2,825	3,203

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,

4.00%, 5/1/32	5,000	5,229

Louisiana State Highway Improvement Revenue Bonds, Series A,

5.00%, 6/15/30	5,390	6,192

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/30	1,505	1,838

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corporation Project,

2.20%, 7/1/26(1) (2) (3)	1,000	1,003

		42,143

Maryland – 3.7%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,

5.00%, 10/1/31	1,455	1,959

Baltimore County Metropolitan District G.O. Unlimited BANS,

4.00%, 3/22/21	15,000	15,274

Howard County G.O. Unlimited Refunding Bonds, Series D,

5.00%, 2/15/30	2,500	3,247

5.00%, 2/15/31	10,000	12,934

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,

5.00%, 8/1/30	10,000	13,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Maryland – 3.7% continued

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,

5.00%, 10/1/27	$10,000	$12,613

Maryland State G.O. Unlimited Bonds, Group 2, State & Local Facilities Loan,

5.00%, 8/1/33	10,000	13,579

5.00%, 8/1/34	2,500	3,383

Maryland State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/29	5,000	6,424

Maryland State G.O. Unlimited Bonds, Series A Group 2, State & Local Facilities Loan,

5.00%, 3/15/33	2,500	3,369

Saint Mary’s County G.O. Unlimited Bonds,

5.00%, 8/1/24	500	590

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),

5.00%, 6/1/37	5,000	6,054

Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds (County Gtd.),

5.00%, 6/1/32	2,000	2,592

Washington Suburban Sanitary District Revenue Bonds (County Gtd.),

5.00%, 12/1/29	2,000	2,735

Washington Suburban Sanitary District Revenue Refunding Bonds, Consolidated Public Improvement (County Gtd.),

4.00%, 6/1/21	14,705	15,083

		112,933

Massachusetts – 1.9%

Boston G.O. Unlimited Bonds, Series A,

5.00%, 3/1/36	1,000	1,305

Boston Water & Sewer Commission General Revenue Refunding Bonds, Series A, Senior Lien,

3.50%, 11/1/33	4,030	4,217

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Massachusetts – 1.9% continued

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	$2,000	$2,209

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(7)	3,000	2,572

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,

5.00%, 10/15/20(4)	2,585	2,590

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,

5.00%, 10/1/32	1,715	2,294

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,

5.00%, 7/1/29	1,625	2,048

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,

5.00%, 7/1/39	1,500	1,885

4.00%, 7/1/41	1,200	1,376

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/29	500	615

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,

5.50%, 7/1/32	2,500	3,685

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, Social Bonds,

0.79%, 8/15/24	5,000	5,026

Massachusetts State School Building Authority Sales TRB, Senior Series A, Unrefunded Balance,

5.00%, 5/15/38	2,355	2,607

Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,

5.00%, 8/15/33	1,100	1,484

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Massachusetts – 1.9% continued

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,

5.00%, 11/15/39	$5,000	$6,128

Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),

5.50%, 1/1/34	2,500	3,419

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),

5.50%, 6/1/21	500	518

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,

5.00%, 8/1/43	5,000	6,269

University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1,

4.00%, 11/1/43	7,500	7,901

		58,148

Michigan – 1.7%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),

5.00%, 5/1/27	1,540	1,900

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),

5.00%, 5/1/27	400	490

Ferndale Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),

3.00%, 5/1/45	2,000	2,093

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,

5.00%, 10/15/29	5,000	5,664

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,

5.00%, 10/15/27	10,000	10,501

Michigan State Building Authority Revenue Refunding Bonds, Series I,

3.00%, 10/15/45	5,000	5,243

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   57   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Michigan – 1.7% continued

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,

5.00%, 10/1/25	$3,970	$4,355

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,

5.00%, 12/1/22(4)	1,000	1,102

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,

4.75%, 10/1/23	345	346

University of Michigan Taxable Revenue Refunding Bonds, Series B,

1.37%, 4/1/27	1,000	1,009

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/34	1,000	1,332

5.00%, 5/1/35	1,250	1,656

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/34	3,400	3,984

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),

5.00%, 12/1/32	9,690	11,459

		51,134

Minnesota – 0.1%

Minnesota State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/38	1,500	1,901

Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,

5.00%, 10/1/20	75	75

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,

5.00%, 10/1/29	1,000	1,170

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,

5.00%, 8/1/22(4)	245	266

		3,412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Mississippi – 0.2%

Mississippi State G.O. Unlimited Bonds, Series A,

5.00%, 11/1/32	$3,500	$4,336

Mississippi State Taxable G.O. Unlimited Refunding Bonds, Series A,

0.72%, 11/1/25	2,000	2,006

		6,342

Missouri – 0.7%

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,

4.00%, 1/1/42	3,000	3,502

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,

5.00%, 5/1/30	5,000	6,335

Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,

2.90%, 9/1/33	5,000	5,457

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,

5.00%, 1/1/26	1,480	1,794

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,

5.00%, 7/1/23	125	141

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,

5.00%, 6/1/30	2,500	3,167

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),

0.00%, 3/1/27(7)	2,100	1,865

		22,261

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Nebraska – 0.8%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,

5.00%, 1/15/27	$3,760	$4,547

Lincoln Electric System Revenue Bonds, Series A,

5.00%, 9/1/32	3,035	4,064

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,

4.00%, 2/1/42	5,000	5,660

Omaha Public Power District Electric Revenue Bonds, Series A,

5.00%, 2/1/30	4,740	6,282

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,

5.00%, 2/1/22(4)	3,000	3,191

		23,744

Nevada – 1.0%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/34	2,500	2,708

Clark County Flood Detention Center G.O. Limited Bonds,

5.00%, 6/1/31	1,000	1,298

Clark County G.O. Limited Bonds (AMBAC Insured),

3.00%, 11/1/33	3,415	3,417

Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),

5.00%, 6/15/31	6,000	7,595

Clark County School District G.O. Limited Bonds, Series B (AGM Insured),

5.00%, 6/15/31	1,000	1,285

Clark County School District G.O. Limited Bonds, Series D,

4.00%, 6/15/34	6,200	6,856

Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term,

3.00%, 6/15/26	1,265	1,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Nevada – 1.0% continued

Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),

3.25%, 10/1/42	$6,500	$6,818

		31,266

New Jersey – 0.9%

Monmouth County Improvement Authority Revenue Notes, Series A (County Gtd.),

2.00%, 7/12/21	750	760

New Jersey State EDA Revenue Bonds, Transit Transportation Project,

5.00%, 11/1/34	3,000	3,490

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,

5.00%, 3/1/22(4)	3,290	3,515

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/28	1,440	1,724

5.00%, 6/15/34	500	583

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB,

5.00%, 6/15/44	5,000	5,557

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.00%, 6/15/34	1,000	1,153

5.25%, 6/15/43	2,500	2,830

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,

5.00%, 12/15/27	1,500	1,788

Union County G.O. Unlimited Bonds,

0.63%, 3/1/26	5,545	5,572

		26,972

NewMexico – 0.1%

New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,858

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   59   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3%

Metropolitan Transportation Authority Revenue Bonds, Series A,

5.00%, 11/15/23	$2,130	$2,220

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,

5.25%, 11/15/20(4)	5,000	5,031

Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,

4.00%, 11/15/31	4,000	3,985

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,

5.25%, 11/15/28	5,000	5,307

Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,

4.00%, 7/1/50	5,000	5,697

Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,

5.00%, 7/1/26	2,500	3,119

New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,

1.13%, 11/1/24(1) (2) (3)	1,000	1,007

New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,

3.88%, 11/1/28	4,060	4,276

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),

2.95%, 2/1/26(1) (2) (3)	4,000	4,359

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,

5.00%, 6/15/46	5,000	5,565

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2,

5.00%, 6/15/26	1,700	2,025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,

5.00%, 6/15/40	$5,000	$6,167

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.00%, 6/15/29	3,500	4,297

5.25%, 6/15/36	2,500	3,130

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/31	4,765	5,720

5.00%, 6/15/39	8,000	9,488

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,652

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),

5.00%, 7/15/26	10,000	10,365

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),

5.00%, 7/15/36	5,000	6,201

5.00%, 7/15/37	10,000	12,363

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,

5.00%, 8/1/32	2,500	2,894

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,

5.00%, 5/1/38	2,500	2,500

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,

5.00%, 2/1/31	5,000	5,298

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   60   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,

5.00%, 11/1/33	$5,000	$6,579

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,

5.00%, 11/1/25	1,000	1,051

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	2,000	2,448

5.00%, 8/1/42	1,500	1,826

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,

5.00%, 2/1/22	2,000	2,032

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A2,

5.00%, 5/1/38	2,280	2,850

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,

5.00%, 11/1/21	4,995	4,995

5.00%, 2/1/30	5,000	5,299

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,

4.00%, 5/1/41	2,000	2,316

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 2,

5.00%, 11/1/21	10,000	10,520

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	5,000	6,074

New York G.O. Unlimited Bonds, Series D, Subseries D1,

5.00%, 12/1/39	10,000	12,140

New York G.O. Unlimited Bonds, Series D-1,

4.00%, 3/1/42	2,500	2,857

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,

5.00%, 11/1/25	$5	$5

New York G.O. Unlimited Bonds, Series E-1,

5.25%, 3/1/34	2,750	3,419

5.00%, 3/1/37	3,700	4,457

4.00%, 3/1/41	5,000	5,590

4.00%, 3/1/42	5,000	5,575

New York G.O. Unlimited Bonds, Series H,

5.00%, 8/1/30	5,000	5,625

New York G.O. Unlimited Bonds, Subseries F-1,

5.00%, 4/1/36	1,150	1,393

5.00%, 3/1/37	5,000	5,500

5.00%, 4/1/43	2,000	2,376

New York G.O. Unlimited Refunding Bonds, Series A-1,

5.00%, 8/1/28	1,855	2,378

5.00%, 8/1/29	4,425	5,762

New York G.O. Unlimited Refunding Bonds, Series B-1,

5.00%, 11/1/28	11,190	14,414

New York G.O. Unlimited Refunding Bonds, Series E,

5.00%, 8/1/28	1,045	1,281

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,

5.25%, 10/1/23	170	171

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,

5.00%, 7/1/36	2,500	3,098

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,

5.00%, 10/1/31	665	830

5.00%, 10/8/32	575	713

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   61   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),

5.00%, 10/1/22	$1,585	$1,727

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,

4.00%, 7/1/49	1,000	1,155

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),

5.50%, 3/15/30	7,040	9,678

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,

5.00%, 10/1/50	5,000	8,017

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,

5.00%, 3/15/42	5,000	6,133

New York State Dormitory Authority Sales TRB, Series A, Group B,

5.00%, 3/15/28	1,910	2,376

New York State Dormitory Authority Sales TRB, Series A, Group C,

5.00%, 3/15/44	3,755	4,477

New York State Dormitory Authority Sales TRB, Series A, Prerefunded,

5.00%, 3/15/23(4)	10,000	11,187

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.25%, 3/15/39	2,000	2,494

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,

5.00%, 2/15/32	5,000	6,528

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,

3.25%, 3/15/35	2,000	2,073

3.25%, 3/15/36	10,000	10,335

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,

3.03%, 2/15/33	$2,500	$2,747

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	2,000	2,382

New York State Dormitory Authority State Personal Income TRB, Series B, Unrefunded Balance,

5.00%, 3/15/33	1,490	1,580

New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,

5.00%, 6/15/21	1,500	1,552

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,

5.00%, 6/15/36	5,000	5,151

New York State G.O. Unlimited Bonds, Series A,

3.00%, 3/1/31	2,280	2,387

New York State HFA Revenue Bonds, Series F,

1.10%, 11/1/26	1,500	1,500

New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,

1.45%, 5/1/23	5,000	5,052

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured),

5.00%, 4/1/21	2,605	2,668

New York State Thruway Authority Revenue Bonds, Series N, Group 1,

5.00%, 1/1/39	10,000	12,624

New York State Urban Development Corp. General Purpose Personal Income TRB,

5.00%, 3/15/37	5,000	6,178

5.00%, 3/15/40	2,500	3,059

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	1,500	1,645

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   62   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

New York State Urban Development Corp. Personal Income TRB, Series E,

5.00%, 3/15/25	$1,550	$1,725

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/33	4,500	5,876

New York State Urban Development Corp. State Personal Income Tax Revenue Refunding Bonds,

5.00%, 3/15/47	4,650	5,794

New York State Urban Development Corp. Taxable General Personal Income TRB,

3.90%, 3/15/33	5,000	5,672

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),

5.00%, 9/1/26	1,130	1,302

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 222,

5.00%, 7/15/35	1,000	1,278

4.00%, 7/15/36	3,000	3,510

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	2,000	2,513

5.00%, 9/15/29	5,000	6,226

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,

5.00%, 10/15/22	1,000	1,099

5.00%, 10/15/28	2,500	2,954

5.00%, 10/15/29	2,500	2,951

4.00%, 10/15/32	1,000	1,097

Triborough Bridge & Tunnel Authority Revenue Bonds, Series D,

5.00%, 11/15/33	1,300	1,701

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,

5.00%, 9/1/39	1,500	1,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

New York – 13.3% continued

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	$2,500	$3,026

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	1,000	1,135

		402,601

North Carolina – 2.8%

Charlotte COPS, Series B,

3.00%, 6/1/22	20,330	20,372

Charlotte Douglas International Airport Revenue Refunding Bonds,

5.00%, 7/1/26	2,420	2,798

Charlotte G.O. Unlimited Refunding Bonds, Series B,

5.00%, 7/1/27	3,500	3,954

Charlotte Water & Sewer System Revenue Refunding Bonds,

5.00%, 7/1/29	5,000	6,775

5.00%, 7/1/30	1,000	1,381

5.00%, 7/1/31	5,000	6,519

4.00%, 7/1/36	6,790	7,691

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,

5.00%, 1/15/35	5,000	6,259

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),

5.00%, 5/1/36	1,000	1,260

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B,

(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 12/1/21(1) (3)	15,000	15,000

Wake County G.O. Unlimited Refunding Bonds, Series B,

5.00%, 3/1/21	10,000	10,202

Western Carolina University Revenue Bonds, Series B,

3.00%, 4/1/36	1,000	1,062

		83,273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   63   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Ohio – 1.2%

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project,

5.00%, 11/15/41	$4,750	$7,086

5.00%, 11/15/49	4,000	6,293

Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,

4.00%, 2/1/32	2,500	2,629

Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,

5.00%, 11/1/39	1,365	1,724

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,

4.00%, 8/1/21	5,000	5,161

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,

5.00%, 2/15/28	2,000	2,530

Ohio State University Revenue Bonds, Series A,

5.00%, 12/1/39	5,000	5,837

Ohio State Water Development Authority Water PCR Loan Fund Bonds, Series A,

5.00%, 12/1/33	2,000	2,694

5.00%, 12/1/37	2,000	2,649

		36,603

Oklahoma – 0.1%

Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,

4.00%, 9/1/45	2,000	2,164

Oregon – 0.9%

Clackamas Community College District G.O. Unlimited Bonds, Series B,

5.00%, 6/15/36	1,600	1,974

Lake Oswego G.O. Limited Refunding Bonds,

5.00%, 6/1/33	2,130	2,876

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),

2.50%, 8/15/35	2,500	2,562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Oregon – 0.9% continued

Metropolitan Dedicated TRB, Oregon Convention Center Hotel,

5.00%, 6/15/42	$2,065	$2,491

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),

5.00%, 4/1/27	1,315	1,583

Oregon State Department of Transportation Highway User Taxable Revenue Refunding Bonds, Series B, Senior Lien,

0.57%, 11/15/24	2,000	2,000

0.69%, 11/15/25	5,000	4,997

Oregon State G.O. Unlimited Refunding Bonds, Series L,

5.00%, 8/1/31	2,745	3,488

Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,

0.50%, 5/1/22	685	687

Oregon State Taxable G.O. Unlimited Refunding Bonds, Series H, Article XI-Q State Project,

0.90%, 11/1/25	3,200	3,235

		25,893

Pennsylvania – 2.7%

Commonwealth Financing Authority Taxable Revenue Bonds, Series A,

3.81%, 6/1/41	2,000	2,274

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,

5.00%, 6/1/25	1,000	1,199

5.00%, 6/1/26	1,500	1,851

5.00%, 6/1/27	3,000	3,790

5.00%, 6/1/31	2,000	2,528

Montgomery County G.O. Unlimited Refunding Bonds,

5.00%, 3/1/22	915	978

Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),

5.00%, 11/1/34	5,000	5,737

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   64   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Pennsylvania – 2.7% continued

Pennsylvania State G.O. Unlimited Bonds, First Series 2020,

5.00%, 5/1/30	$5,000	$6,739

Pennsylvania State G.O. Unlimited Bonds, Series 1,

4.00%, 6/1/29	5,000	5,272

4.00%, 6/1/30	5,555	5,849

4.00%, 3/15/35	7,500	8,389

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/29	4,500	5,992

5.00%, 8/15/37	5,000	6,075

Pennsylvania State Turnpike Commission Revenue Bonds, Series A,

5.00%, 12/1/38	5,000	5,641

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,

5.00%, 12/1/37	11,635	14,432

Philadelphia Water & Wastewater Revenue Bonds, Series A,

5.00%, 11/1/45	3,500	4,453

		81,199

Rhode Island – 0.4%

Rhode Island Health & Educational Building Corp. Public Schools Revenue Bond Financing Program Revenue Bonds, Series B, Town of Lincoln Issue,

5.00%, 5/15/33	3,245	4,291

4.00%, 5/15/35	1,610	1,946

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,

5.00%, 10/15/27	2,630	2,872

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,

5.00%, 8/1/21	1,000	1,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Rhode Island – 0.4% continued

Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, Prerefunded,

5.00%, 10/1/20(4)	$2,880	$2,880

		13,029

South Carolina – 2.3%

Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,

5.00%, 3/1/30	2,530	3,359

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,

5.00%, 11/1/21(4)	2,500	2,631

Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),

5.00%, 5/12/21	10,000	10,294

Charleston Waterworks & Sewer System Revenue Bonds,

5.00%, 1/1/44	5,000	6,466

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(1) (2) (3)	10,000	11,056

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),

5.38%, 1/1/25	4,870	5,798

Richland County School District No.2 G.O. Unlimited Bonds, Series A (SCSDE Insured),

3/1/30(6)	2,565	3,173

SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,

5.00%, 12/1/25	500	593

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 10/1/21(4)	1,270	1,331

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   65   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

South Carolina – 2.3% continued

South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,

(Floating, ICE LIBOR USD 1M + 0.45%), 0.55%, 10/1/22(1) (3)	$24,880	$24,752

		69,453

Tennessee – 1.3%

Blount County G.O. Unlimited Refunding Bonds, Series B,

5.00%, 6/1/29	4,610	5,673

Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,

4.00%, 8/1/36	1,000	1,138

4.00%, 8/1/38	1,000	1,130

Knox County G.O. Unlimited Bonds,

4.00%, 6/1/28	1,000	1,148

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,

10/1/31(6)	1,000	1,372

Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,

5.00%, 7/1/29	5,000	6,570

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.00%, 10/1/38	1,000	1,087

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,

5.00%, 7/1/24	4,600	4,612

Tennergy Corp. Gas Revenue Bonds, Series A,

5.00%, 10/1/24(1) (2) (3)	10,000	11,663

Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,

4.00%, 11/1/25(1) (2) (3)	2,500	2,850

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Tennessee – 1.3% continued

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, Prerefunded,

4.13%, 1/1/21(4)	$1,520	$1,535

Williamson County District School G.O. Unlimited Bonds,

5.00%, 4/1/25	1,000	1,211

		39,989

Texas – 8.0%

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/22	100	107

Central Regional Mobility Authority Revenue Bonds, Senior Lien,

5.00%, 1/1/43	1,930	2,304

Central Regional Mobility Authority Revenue Refunding Bonds,

5.00%, 1/1/46	500	572

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien,

5.00%, 12/1/32	10,000	13,263

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series C,

5.00%, 10/1/34	2,000	2,687

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,

5.00%, 11/1/33	2,000	2,614

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),

1.95%, 8/1/22(1) (2) (3)	2,110	2,174

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.88%, 8/1/25(1) (2) (3)	1,500	1,512

Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,

2.00%, 2/15/33	3,060	3,170

Frisco Improvement G.O. Limited Refunding Bonds,

5.00%, 2/15/28	5,755	7,130

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   66   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Texas – 8.0% continued

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

3.00%, 10/1/49(2) (3)	$3,500	$3,500

Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

0.75%, 8/15/25(1) (2) (3)	5,000	5,001

Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,

5.00%, 12/1/24(4)	3,500	4,182

Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 10/1/20(4)	10,000	10,000

Harris County Flood Control District G.O. Limited Bonds, Series A,

5.00%, 10/1/30	2,750	3,703

Joshua Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.), Prerefunded,

5.00%, 8/15/24(4)	2,000	2,364

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.), (Floating, ICE LIBOR USD 1M +

0.28%), 0.38%, 8/16/21(1) (3)	1,900	1,894

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,

4.75%, 1/1/28	4,640	5,368

North Texas Tollway Authority Revenue Refunding Bonds, First Tier,

5.00%, 1/1/38	2,580	2,604

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,

5.00%, 1/1/35	3,000	4,145

5.00%, 1/1/38	3,000	3,674

5.00%, 1/1/39	5,000	6,108

Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),

5.00%, 2/15/30	1,640	2,130

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Texas – 8.0% continued

Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),

1.50%, 8/15/24(1) (2) (3)	$1,500	$1,556

Pflugerville Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/29	1,110	1,445

Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),

4.00%, 2/15/33	6,620	7,365

Port of Houston Authority Unlimited Tax Refunding G.O. Unlimited Bonds, Series A-2,

5.00%, 10/1/32	2,500	3,386

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,

1.75%, 12/1/25(1) (2) (3)	1,000	1,044

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,

2.00%, 12/1/21(1) (2) (3)	1,500	1,516

Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,

5.00%, 5/15/23(4)	5,000	5,622

Texas State A&M University Revenue Refunding Bonds, Series C,

4.00%, 5/15/31	1,655	1,929

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,

5.00%, 10/1/23	70	80

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 12/31/31	3,000	3,520

Texas State TRANS,

4.00%, 8/26/21	87,500	90,498

Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B,

1.98%, 8/15/22(1) (2) (3)	750	753

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   67   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Texas – 8.0% continued

Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds,

4.00%, 10/1/33	$5,000	$5,662

5.00%, 10/1/34	1,500	1,751

Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,

2.25%, 8/1/22(1) (2) (3)	1,130	1,132

Texas State Water Development Board TRB, Series B,

2.28%, 10/15/27	315	341

2.33%, 10/15/28	295	322

Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,

5.00%, 8/1/21	4,000	4,161

Texas State Water Financial Assistance G.O. Unlimited Bonds, Unrefunded Balance,

5.00%, 8/1/21	3,000	3,121

University of Texas Revenue Refunding Bonds, Series A,

5.00%, 8/15/30	2,500	3,435

University of Texas Revenue Refunding Bonds, Series I,

5.00%, 8/15/22	750	818

University of Texas, University Revenue Bonds, Series B,

5.00%, 8/15/29	1,560	2,104

5.00%, 8/15/49	5,000	7,927

Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),

2.25%, 8/15/41(2) (3)	1,750	1,786

		241,480

Utah – 0.9%

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/26	1,500	1,817

5.00%, 7/1/28	2,500	3,135

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 6/15/25(4)	2,000	2,443

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Utah – 0.9% continued

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),

5.25%, 6/15/32	$15,000	$20,801

		28,196

Vermont – 0.1%

Vermont G.O. Unlimited Bonds, Series B,

5.00%, 8/15/22	1,425	1,554

Virginia – 2.0%

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 10/1/31	5,280	7,038

Fairfax County Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

0.65%, 10/1/25	1,780	1,787

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 7/1/24(4)	3,465	4,070

Henrico County G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 8/1/31	3,550	4,781

Henrico County Water & Sewer System Revenue Bonds,

4.00%, 5/1/46	10,000	11,488

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/1/22	1,360	1,437

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,

5.00%, 10/1/22(4)	1,500	1,644

Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,

5.00%, 7/1/47	2,000	3,099

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,

5.00%, 7/1/28	5,000	6,020

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   68   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Virginia – 2.0% continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,

4.38%, 2/1/32	$2,015	$2,212

4.50%, 2/1/34	5,500	6,052

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),

5.00%, 3/1/30	5,365	6,993

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,

5.50%, 10/1/22	1,000	1,107

Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,

5.00%, 1/1/44	1,000	1,030

		58,758

Washington – 2.4%

Energy Northwest Project 3 Electric Revenue Refunding Bonds, Bonneville Power Administration,

5.00%, 7/1/27	1,500	1,878

Grant County Public Utility District No.2 Electric Variable Revenue Refunding Bonds, Series R,

2.00%, 12/1/25(1) (2) (3)	3,000	3,170

King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/30	10,000	12,578

Port of Seattle Revenue Refunding Bonds, Series A,

5.00%, 8/1/30	3,000	3,231

Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,

5.00%, 2/1/21(4)	1,670	1,697

Seattle Solid Waste Revenue Refunding & Improvement Bonds,

4.00%, 6/1/31	1,865	2,151

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Washington – 2.4% continued

Washington State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/39	$10,000	$13,148

Washington State G.O. Unlimited Bonds, Series C,

5.00%, 2/1/32	10,000	12,780

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,

4.00%, 7/1/28	5,000	5,306

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,

5.00%, 8/1/33	6,430	8,080

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	3,000	3,411

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,

5.00%, 7/1/24	2,925	3,030

Washington State Various Purpose G.O. Unlimited Bonds, Series D,

2.75%, 2/1/27	1,160	1,194

		71,654

West Virginia – 0.1%

Marshall University Revenue Refunding Bonds, Series A (AGM Insured),

3.00%, 5/1/46	1,000	1,027

West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,

5.00%, 10/1/22(4)	1,745	1,913

		2,940

Wisconsin – 1.7%

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,

4.00%, 6/1/35	1,850	2,135

3.00%, 6/1/45	2,500	2,514

PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,

3.00%, 10/23/20	4,000	4,007

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/37	5,000	6,318

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   69   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 88.1% continued

Wisconsin – 1.7% continued

5.00%, 5/1/40	$5,000	$6,075

Wisconsin State G.O. Unlimited Bonds, Series B,

3.00%, 5/1/26	2,485	2,526

4.00%, 5/1/30	3,250	3,903

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,

4.00%, 11/15/36	3,000	3,385

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/28	670	799

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

5.00%, 4/1/36	3,875	4,793

4.00%, 4/1/39	5,000	5,679

Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,

3.00%, 3/1/39	1,000	1,058

Wisconsin State Housing & EDA Revenue Bonds, Series A,

1.60%, 11/1/22(1) (2) (3)	4,000	4,048

Wisconsin State Transportation Taxable Revenue Refunding Bonds, Series 1,

0.62%, 7/1/24	5,000	5,009

		52,249

Total Municipal Bonds

(Cost $2,553,592)		2,664,792

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 7.6%

Northern Institutional Funds - Municipal Portfolio (Shares), 0.00%(8) (9)	125,000,000	$125,000

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	105,039,231	105,039

Total Investment Companies

(Cost $230,039)		230,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 4.6%

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,

4.00%, 6/1/21(1) (2) (3)	$5,000	$5,102

Broward County School District Revenue TANS,

2.00%, 6/30/21	6,000	6,081

Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corporation,

2.50%, 5/3/21(1) (2) (3)	2,500	2,526

California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology,

0.11%, 10/9/20(1) (3) (10)	1,600	1,600

California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,

0.11%, 10/9/20(1) (3) (10)	650	650

California State Infrastructure & Economic Development Bank Revenue Bonds, Brightline West Passenger (AMT),

0.45%, 7/1/21(1) (2) (3) (11)	6,250	6,250

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Co.,

1.20%, 6/1/21(1) (2) (3)	10,000	10,002

Cobb County School District G.O. Limited Notes, Short-Term Construction Notes,

2.00%, 12/16/20	7,500	7,526

Colorado State General Fund TRANS,

4.00%, 6/25/21	10,000	10,278

Director of the State of Nevada Department of Business & Industry Revenue Bonds, Brightline West Passenger (AMT),

0.50%, 7/1/21(1) (2) (3)	1,500	1,500

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

10/1/21(1) (2) (3) (6)	3,600	3,600

Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured),

3.00%, 6/1/21	5,000	5,094

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   70   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 4.6% continued

Indiana Bond Bank Revenue Notes, Advance Funding Program,

3.00%, 1/11/21	$7,500	$7,553

Los Angeles County TRANS, Series A,

4.00%, 6/30/21	5,000	5,142

Los Angeles TRANS,

4.00%, 6/24/21	10,000	10,278

Montgomery County Variable G.O. Unlimited Bonds, Series E,

0.07%, 10/2/20(1) (3) (10)	12,595	12,595

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2,

0.09%, 10/2/20(1) (3) (10)	15,320	15,320

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 1,

5.00%, 11/1/20	7,710	7,740

New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B,

5.00%, 3/31/21	10,000	10,240

Ohio State University Variable Revenue Bonds, Series B-1,

0.08%, 10/9/20(1) (3) (10)	1,925	1,925

Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A,

0.12%, 10/9/20(1) (3) (10)	2,140	2,140

San Diego Unified School District G.O. Unlimited Bonds, Series K-2,

4.00%, 7/1/21	5,000	5,144

Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.),

1.55%, 6/15/21(1) (2) (3)	2,000	2,009

Total Short-Term Investments

(Cost $140,152)		140,295

Total Investments – 100.3%

(Cost $2,924,283)		3,035,688

Liabilities less Other Assets – (0.3%)		(9,269)

NET ASSETS – 100.0%		$3,026,419

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.

(5)	Step coupon bond. Rate as of September 30, 2020 is disclosed.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2020 is disclosed.
(10)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(11)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   71   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Airport	5.3%

General	24.5

General Obligation	21.1

Higher Education	5.4

School District	6.9

Short-Term Investments	7.6

Transportation	6.8

Water	8.7

All other sectors less than 5%	13.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$562	$—	$562

Municipal Bonds(1)	—	2,664,792	—	2,664,792

Investment Companies	230,039	—	—	230,039

Short-Term Investments	—	140,295	—	140,295
Total Investments	$230,039	$2,805,649	$—	$3,035,688
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 79.9%

Alabama – 0.2%

Lower Gas District Gas Project Revenue Bonds,

4.00%, 12/1/25(1) (2) (3)	$1,500	$1,718

Arizona – 0.8%

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,

5.00%, 8/1/23	1,250	1,404

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,

5.00%, 7/1/22	500	542

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,

5.00%, 7/1/21	2,370	2,456

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,

5.00%, 7/1/26	1,000	1,261

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A,

5.00%, 7/1/21	1,250	1,296

		6,959

California – 6.5%

Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay,

2.63%, 4/1/26(1) (2) (3)	1,675	1,836

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,

5.00%, 12/1/21	90	95

California State G.O. Unlimited Bonds, Various Purpose,

4.00%, 3/1/26	3,450	4,108

California State G.O. Unlimited Refunding Bonds,

5.00%, 8/1/26	2,825	3,557

5.00%, 11/1/28	10,000	13,260

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/33	5,000	5,750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

California – 6.5% continued

California State Infrastructure & Economic Development Revenue Bonds, Bay Area Toll Bridges, First Lien (FGIC Insured), Escrowed to Maturity,

5.00%, 7/1/25	$1,315	$1,610

California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),

2.00%, 7/1/24	1,200	1,204

California State Various Purpose G.O. Unlimited Bonds,

3.00%, 3/1/27	4,010	4,608

Chino Basin Regional Financing Authority Revenue Notes, Series B,

4.00%, 11/1/25	2,500	2,937

Long Beach Harbor Revenue Notes, Series C,

4.00%, 7/15/21	1,000	1,030

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

7/1/27(4)	7,500	9,569

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Prerefunded,

5.00%, 5/1/22(5)	9,080	9,779

		59,343

Colorado – 1.6%

Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),

5.00%, 12/1/24	1,000	1,104

Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),

4.00%, 12/15/24	2,025	2,113

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,

5.00%, 11/20/25(1) (2) (3)	3,000	3,664

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   73   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Colorado – 1.6% continued

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,

5.00%, 11/19/26(1) (2) (3)	$1,000	$1,253

Pueblo County School District No. 60 G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 12/15/26	4,650	5,916

Weld County School District No. 6 Greeley G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 12/1/21	575	607

		14,657

Connecticut – 2.8%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,

5.00%, 10/15/20	8,000	8,014

Connecticut State G.O. Unlimited Bonds, Series C,

4.00%, 6/1/27	1,000	1,190

Connecticut State G.O. Unlimited Refunding Bonds, Series F,

5.00%, 9/15/23	2,000	2,276

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,

2.00%, 2/8/22(1) (2) (3)	7,075	7,249

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,

5.00%, 2/1/23(1) (2) (3)	5,000	5,558

Connecticut State Special Tax Obligation Revenue Bonds,

5.00%, 5/1/26	1,200	1,485

		25,772

Florida – 2.6%

Broward County Airport System Revenue Refunding Bonds, Series B (AMT),

5.00%, 10/1/27	3,500	4,357

Cape Coral Water & Sewer Revenue Refunding Bonds (AGM Insured), Prerefunded,

5.00%, 10/1/21(5)	2,055	2,151

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Florida – 2.6% continued

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/23	$475	$536

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,

5.00%, 6/1/27	3,115	4,031

Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C,

5.00%, 6/1/26	2,005	2,069

Florida State G.O. Unlimited Refunding Bonds, Series B, Department Transportation Right of Way,

4.00%, 7/1/29	5,005	5,138

Miami-Dade County Water & Sewer System Revenue Bonds (AGM Insured), Prerefunded,

5.00%, 10/1/20(5)	4,500	4,500

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,

5.00%, 10/1/21	1,000	1,048

		23,830

Georgia – 2.5%

Atlanta Airport Revenue Refunding Bonds, Series A,

7/1/28(4)	1,000	1,299

Cherokee County Water & Sewer Authority Revenue Refunding Bonds, Series A,

5.00%, 8/1/27	1,000	1,293

Georgia State G.O. Unlimited Bonds, Series E,

2.00%, 8/1/27	2,500	2,500

Georgia State G.O. Unlimited Refunding Bonds, Series E,

5.00%, 12/1/27	2,000	2,539

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/23(1) (2) (3)	5,000	5,469

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2) (3)	3,400	3,744

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   74   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Georgia – 2.5% continued

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,

4.00%, 12/2/24(1) (2) (3)	$5,000	$5,672

		22,516

Hawaii – 2.2%

Hawaii State G.O. Unlimited Bonds, Series EH, Unrefunded Balance,

5.00%, 8/1/28	2,000	2,259

Hawaii State G.O. Unlimited Bonds, Series FT,

5.00%, 1/1/28	2,100	2,731

Hawaii State G.O. Unlimited Refunding Bonds, Series EF,

5.00%, 11/1/21	5,000	5,261

Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,

5.00%, 9/1/23(1) (2) (3)	5,000	5,619

Honolulu City & County G.O. Unlimited Bonds, Series C,

4.00%, 7/1/27	1,250	1,530

Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,

5.00%, 7/1/26	725	912

5.00%, 7/1/27	1,200	1,549

		19,861

Illinois – 1.1%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,

5.00%, 12/1/24	1,315	1,554

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,

5.00%, 6/1/22	1,150	1,240

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,

5.00%, 12/1/20(5)	500	504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Illinois – 1.1% continued

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), Escrowed to Maturity,

5.00%, 2/1/21	$240	$244

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B, Unrefunded Balance (BAM Insured),

5.00%, 2/1/21	6,020	6,110

		9,652

Indiana – 1.4%

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,

2.95%, 10/1/22	1,750	1,825

Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,

5.00%, 12/1/22	4,000	4,387

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,

1.65%, 7/1/22(1) (2) (3)	5,000	5,081

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,

5.00%, 1/1/21	1,490	1,508

		12,801

Kansas – 1.3%

Johnson County G.O. Unlimited Refunding Bonds, Series A,

3.00%, 9/1/26	2,170	2,479

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,

5.00%, 9/1/21	835	872

Manhattan G.O. Unlimited Bonds, Series 01,

1.88%, 6/15/23	1,395	1,397

Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,

0.75%, 6/15/24	7,550	7,563

		12,311

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   75   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Kentucky – 1.5%

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),

5.00%, 6/1/21	$2,500	$2,580

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,

4.00%, 12/1/20	1,070	1,076

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (2) (3)	8,725	9,778

		13,434

Louisiana – 1.5%

Lafayette Public Power Authority Electric Revenue Bonds,

5.00%, 11/1/26	1,900	2,084

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,

5.00%, 4/1/26	1,550	1,903

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,

4.00%, 5/1/29	6,810	7,143

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),

5.00%, 10/1/25	2,495	3,010

		14,140

Maryland – 0.9%

Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1,

4.00%, 3/1/26	4,700	4,776

Maryland State G.O. Unlimited Bonds, First Series,

5.00%, 6/1/26	3,000	3,508

		8,284

Massachusetts – 5.7%

Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,

4.00%, 9/15/23	500	557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Massachusetts – 5.7% continued

Massachusetts State Bay Transportation Authority Sales TRB Revenue Bonds, Senior Series A,

5.00%, 7/1/26	$1,475	$1,854

Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,

5.00%, 8/1/26	5,205	6,581

5.00%, 8/1/27	2,250	2,926

Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,

5.00%, 1/1/23(1) (2) (3)	10,000	11,000

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,

5.00%, 10/1/27	1,000	1,284

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,

5.00%, 7/1/28	5,000	6,431

Massachusetts State G.O. Limited bonds, Series A, Prerefunded,

4.50%, 12/1/21(5)	2,000	2,101

Massachusetts State G.O. Limited Refunding Bonds, Series E,

3.00%, 12/1/27	2,915	3,393

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,

5.00%, 8/15/22(5)	1,700	1,851

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Unrefunded Balance,

5.00%, 8/15/25	8,300	9,048

Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,

5.00%, 6/1/23(1) (2) (3)	5,000	5,626

		52,652

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   76   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Michigan – 3.0%

Grand Blanc Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 11/1/28	$1,415	$1,838

Grand Valley State University Revenue Bonds,

5.00%, 12/1/24	750	881

Lansing Board of Water & Light Utility System Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/21(5)	1,245	1,290

Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,

5.00%, 2/1/25(1) (2) (3)	3,000	3,547

Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,

5.00%, 10/1/20	2,805	2,805

Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC),

4.00%, 8/20/21	7,000	7,234

Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,

4.00%, 7/1/24(1) (2) (3)	5,000	5,657

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,

5.00%, 12/1/22	2,000	2,196

Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),

2.00%, 5/1/22	2,025	2,084

		27,532

Minnesota – 1.6%

Hennepin County Refunding G.O. Unlimited Bonds, Series C,

5.00%, 12/1/26	1,175	1,498

Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),

3.00%, 2/1/26	1,785	2,029

3.00%, 2/1/27	3,550	4,082

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Minnesota – 1.6% continued

Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,

1.00%, 8/1/21	$5,000	$5,011

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,

5.00%, 10/1/21	2,030	2,128

		14,748

Missouri – 1.5%

Columbia School District G.O. Unlimited Refunding Bonds,

5.00%, 3/1/26	2,825	3,398

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,

5.00%, 11/1/26	2,320	2,748

Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),

4.00%, 3/1/24	1,480	1,665

Lees Summit Moser G.O. Unlimited Bonds, Series A,

3.00%, 4/1/28	2,925	3,020

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A,

3.00%, 10/1/26	2,500	2,500

		13,331

Nevada – 0.8%

Clark County School District G.O. Limited Bonds, Series A (AGM Insured),

3.00%, 6/15/22	550	574

5.00%, 6/15/27	1,000	1,255

Nevada State System of Higher Education University Revenue Bonds, Series B,

5.00%, 7/1/26	5,000	5,600

		7,429

New Jersey – 0.9%

East Brunswick Township G.O. Unlimited Bonds,

2.00%, 7/15/26	3,000	3,208

Union County G.O. Unlimited Bonds,

2.00%, 3/1/27	1,875	2,025

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   77   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

New Jersey – 0.9% continued

Union County G.O. Unlimited Refunding Bonds,

2.00%, 1/15/23	$385	$401

West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured),

2.25%, 8/1/26	2,570	2,825

		8,459

New Mexico – 0.2%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,

5.00%, 7/1/21	1,675	1,736

New York – 12.4%

Albany County Various Purpose G.O. Limited Bonds, Series A,

5.00%, 9/15/26	930	1,158

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,

5.00%, 3/1/22	5,000	5,221

Metropolitan Transportation Authority Revenue BANS, Series A-1,

5.00%, 2/1/23	1,000	1,031

Metropolitan Transportation Authority Revenue Bonds, Series D, Prerefunded,

5.00%, 11/15/21(5)	2,500	2,636

New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,

2.75%, 12/29/23(1) (2) (3)	3,000	3,134

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,

5.00%, 6/15/29	2,540	2,625

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,

5.00%, 2/1/26	2,000	2,122

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,

5.00%, 11/1/27	5,000	6,433

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

New York – 12.4% continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/23	$1,000	$1,132

5.00%, 2/1/29	3,295	3,766

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,

5.00%, 11/1/23	960	1,010

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,

5.00%, 11/1/22	1,290	1,416

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,

5.00%, 11/1/26	5,925	6,489

5.00%, 11/1/27	5,150	5,637

New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,

5.00%, 11/1/25	3,620	4,049

New York G.O. Unlimited Refunding Bonds, Series A-1,

5.00%, 8/1/28	10,000	12,821

New York G.O. Unlimited Refunding Bonds, Series C-1,

5.00%, 8/1/28	2,500	3,205

New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Cornell University,

5.00%, 7/1/26	2,050	2,586

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2,

5.00%, 3/15/31	1,540	1,983

New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,

5.00%, 2/15/27	1,225	1,300

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   78   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

New York – 12.4% continued

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.00%, 3/15/24	$645	$749

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,

5.00%, 2/15/26	285	352

New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,

5.00%, 5/15/26	2,840	3,030

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,

5.00%, 6/15/26	1,400	1,762

New York State HFA Revenue Bonds, Series E, Sustainability Bonds,

1.10%, 5/1/26	2,500	2,503

New York State HFA Revenue Bonds, Series F,

1.10%, 11/1/26	1,350	1,350

New York State HFA Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured),

1.88%, 11/1/21(1) (2) (3)	3,000	3,002

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),

2.10%, 5/1/23	2,000	2,002

2.13%, 11/1/23	1,000	1,012

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,

2.50%, 5/1/22	3,500	3,504

New York State School Districts Financing Program Revenue Bonds, Series 2020 (AGM Insured),

5.00%, 10/1/22	1,500	1,645

New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,

5.00%, 3/15/23	3,585	3,751

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

New York – 12.4% continued

New York State Urban Development Corp. Personal Income TRB, Series E,

5.00%, 3/15/28	$2,175	$2,413

5.00%, 3/15/29	2,675	2,967

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/27	3,000	3,801

Onondaga Civic Development Corp. Revenue Refunding Bonds, Series A, Sycarus University Project,

5.00%, 12/1/27	1,250	1,621

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,

5.00%, 11/15/25	7,500	8,230

		113,448

North Carolina – 0.9%

Forsyth County G.O. Unlimited Refunding Bonds,

3.00%, 4/1/28	2,995	3,522

Mecklenburg County G.O. Unlimited Bonds,

5.00%, 3/1/26	2,405	3,004

Wake County G.O. Unlimited Refunding Bonds, Series A,

5.00%, 4/1/22	1,500	1,609

		8,135

North Dakota – 0.0%

City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,

3.00%, 5/1/25	220	240

Ohio – 3.7%

Columbus G.O. Unlimited Bonds, Series A,

5.00%, 4/1/27	3,650	4,690

Cuyahoga County Sales Tax Revenue Refunding Bonds,

5.00%, 12/1/21	1,115	1,178

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),

5.00%, 11/1/20	750	753

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   79   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Ohio – 3.7% continued

Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,

5.00%, 6/15/22(5)	$2,205	$2,386

Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,

4.00%, 3/1/28	2,460	3,048

Ohio State G.O. Unlimited Bonds, Series A,

5.00%, 6/15/26	3,500	3,900

5.00%, 6/15/26	2,820	3,552

Ohio State Higher Education G.O. Unlimited Bonds, Series A,

5.00%, 5/1/22	1,500	1,615

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,

5.00%, 5/1/28	5,085	6,341

Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,

3.00%, 9/1/27	3,000	3,241

University of Cincinnati Revenue Bonds, Series A, Prerefunded,

5.00%, 6/1/23(5)	3,280	3,700

		34,404

Oklahoma – 0.2%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,

5.00%, 10/1/25	1,000	1,216

Tulsa Metropolitan Utility Authority Revenue Refunding Bonds, Series A,

1.00%, 7/1/21	1,000	1,006

		2,222

Oregon – 0.5%

Clackamas County School District No. 86 G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),

4.00%, 6/15/26	1,550	1,854

Oregon State G.O. Unlimited Bonds, Series L,

5.00%, 11/1/21	905	952

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Oregon – 0.5% continued

Portland Water System Revenue Refunding Bonds, Second Lien,

5.00%, 10/1/27	$1,640	$1,830

		4,636

Pennsylvania – 0.6%

Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),

4.00%, 4/1/26	1,600	1,899

Pennsylvania State G.O. Unlimited Bonds, Series 1,

4.00%, 6/1/29	1,000	1,054

Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,

5.00%, 12/1/22(5)	2,435	2,686

		5,639

South Carolina – 0.1%

South Carolina State Institution G.O. Unlimited Bonds, Series F, Clemson University (State Aid Withholding),

2.00%, 6/1/27	1,280	1,369

Tennessee – 1.8%

Chattanooga G.O. Unlimited Refunding Bonds, Series B,

5.00%, 2/1/21	950	965

Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 6/1/24	540	630

Knox County G.O. Unlimited Bonds, Series A,

5.00%, 8/1/27	2,170	2,806

Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,

5.00%, 7/1/26	6,055	6,831

Tennergy Corp. Gas Revenue Bonds, Series A,

5.00%, 10/1/24(1) (2) (3)	4,500	5,248

		16,480

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   80   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Texas – 6.9%

Beaumont Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/15/23	$1,150	$1,279

Coppell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/15/27	2,460	3,180

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),

1.25%, 8/15/22(1) (2) (3)	4,250	4,327

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien, Prerefunded,

5.00%, 12/1/22(5)	750	828

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,

5.00%, 11/1/26	1,500	1,870

East Central Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

3.00%, 8/15/24	1,000	1,102

Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),

5.00%, 8/15/29	615	691

El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 8/15/23	1,000	1,136

5.00%, 8/15/27	1,000	1,294

Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 8/15/27	2,685	2,917

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.88%, 8/1/25(1) (2) (3)	1,500	1,512

Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.45%, 8/15/22(1) (2) (3)	4,000	4,013

Houston Utility System Revenue Refunding Bonds, Series B, First Lien,

5.00%, 11/15/21	4,165	4,391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Texas – 6.9% continued

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.), (Floating, ICE LIBOR USD 1M +

0.28%), 0.38%, 8/16/21(1) (3)	$1,900	$1,894

Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

5.00%, 8/1/21	1,500	1,561

Laredo Certificates Obligation G.O. Limited Bonds,

5.00%, 2/15/23	500	554

Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,

5.00%, 2/15/27	800	994

Leander G.O. Limited Refunding Bonds,

5.00%, 8/15/21	550	573

5.00%, 8/15/22	500	545

Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),

5.00%, 8/15/23	1,000	1,138

Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),

5.00%, 8/15/28	750	994

Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/15/23	1,330	1,513

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

1.60%, 8/1/24(1) (2) (3)	1,490	1,548

San Antonio Electric & Gas Revenue Refunding Bonds,

5.00%, 2/1/25	645	702

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,

2.00%, 12/1/21(1) (2) (3)	2,000	2,021

Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 2/1/28	915	1,190

Texas State TRANS,

4.00%, 8/26/21	15,250	15,772

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   81   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Texas – 6.9% continued

Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,

1.85%, 8/1/22(1) (2) (3)	$2,000	$2,002

University of Texas Revenue Refunding Bonds, Series I,

5.00%, 8/15/21	1,500	1,563

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,

5.00%, 12/15/21	500	529

		63,633

Utah – 1.3%

Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),

5.00%, 6/15/21	2,650	2,740

Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),

3.00%, 6/1/28	4,095	4,469

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,

5.00%, 10/1/27	45	45

5.00%, 10/1/28	30	30

Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,

5.00%, 8/1/24(1) (2) (3)	4,000	4,682

		11,966

Virginia – 2.5%

Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),

4.00%, 10/1/26	5,000	6,056

Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,

5.00%, 5/15/23(1) (2) (3)	9,125	10,218

Henrico County G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 8/1/26	2,315	2,936

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Virginia – 2.5% continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, Prerefunded,

5.00%, 2/1/21(5)	$1,000	$1,016

Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),

5.00%, 8/1/21	1,260	1,311

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),

5.00%, 11/1/22	1,110	1,222

		22,759

Washington – 5.0%

Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),

4.00%, 12/1/28	1,500	1,623

Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/26	1,340	1,596

King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

4.00%, 12/1/27	2,000	2,475

4.00%, 12/1/28	3,000	3,763

King County School District No. 411 Issaquah Refunding G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/24	1,045	1,152

Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

4.00%, 12/1/21	850	888

4.00%, 12/1/22	800	866

4.00%, 12/1/27	1,250	1,535

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   82   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Washington – 5.0% continued

Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

4.00%, 12/1/28	$650	$727

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/26	3,205	3,830

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/21	750	792

Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/23	1,200	1,267

Snohomish County School District No. 201 Washington G.O. Unlimited Bonds, Series B (School Board Guaranty Program),

4.00%, 12/1/27	1,000	1,006

Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/23	685	786

Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),

4.25%, 12/1/28	2,445	2,588

Washington State G.O. Unlimited Bonds, Series 2017-A,

5.00%, 8/1/29	2,400	3,022

Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,

5.00%, 7/1/25	1,000	1,084

5.00%, 7/1/26	5,000	5,418

Washington State G.O. Unlimited Refunding Bonds, Series R-2012C, Various Purpose,

4.00%, 7/1/28	7,495	7,953

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,

5.00%, 7/1/24	750	813

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Washington – 5.0% continued

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/22	$775	$825

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,

4.00%, 7/1/27	1,840	2,015

		46,024

West Virginia – 0.3%

West Virginia State University Revenue Bonds, Series B, Virginia University Projects, Prerefunded,

4.75%, 10/1/21(5)	2,595	2,714

Wisconsin – 3.1%

Central Brown County Water Authority System Revenue Refunding Bonds, Series A,

5.00%, 11/1/20	200	201

Fox Valley Technical College District School Facilities G.O. Unlimited Bonds, Series C,

3.00%, 12/1/27	2,500	2,650

Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,

3.00%, 4/1/26	825	929

Janesville G.O. Unlimited Promissory Notes, Series A,

2.00%, 2/1/22	455	466

Wisconsin State G.O. Unlimited Bonds, Series B,

5.00%, 5/1/21	3,405	3,501

Wisconsin State G.O. Unlimited Refunding Bonds,

5.00%, 11/1/21	1,000	1,053

Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,

5.00%, 11/1/25	3,925	4,321

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,

5.00%, 5/1/26	645	770

Wisconsin State Housing & EDA Revenue Bonds, Series A,

1.60%, 11/1/22(1) (2) (3)	1,000	1,012

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   83   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 79.9% continued

Wisconsin – 3.1% continued

Wisconsin State Transportation Revenue Bonds, Series A,

5.00%, 7/1/28	$4,000	$5,024

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,

5.00%, 7/1/25	7,505	8,496

		28,423

Total Municipal Bonds

(Cost $715,228)		733,257

	NUMBER OF SHARES	VALUE (000S)

INVES TMENT COMPANIES – 6.9%

Northern Institutional Funds - Municipal Portfolio (Shares), 0.00%(6) (7)	25,000,000	$25,000

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	38,037,940	38,038

Total Investment Companies

(Cost $63,038)		63,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 13.3%

American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects,

2.25%, 8/15/21(1) (2) (3)	$1,000	$1,005

Arizona State Health Facilities Authority Variable Revenue Bonds, Series F, Banner Health (JPMorgan Chase Bank N.A. LOC),

0.11%, 10/9/20(1) (3) (8)	2,960	2,960

Baltimore County Improvement G.O. Unlimited Refunding Bonds, 2019 Crossover,

3.00%, 11/1/20	4,755	4,766

California State Infrastructure & Economic Development Bank Revenue Bonds, Brightline West Passenger (AMT),

0.45%, 7/1/21(1) (2) (3) (9)	2,500	2,500

California State School Cash Reserve Program Authority Revenue Notes, Series D,

2.00%, 5/3/21	10,000	10,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS -13 .3% continued

Cobb County G.O. Unlimited TANS,

1.00%, 12/18/20	$5,000	$5,009

Colorado State General Fund TRANS,

4.00%, 6/25/21	10,000	10,278

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.00%, 10/1/20	2,000	2,000

Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured),

3.00%, 6/1/21	1,500	1,528

King County Variable G.O. Limited Refunding Bonds, Series A,

0.08%, 10/2/20(1) (3) (8)	13,200	13,200

Los Angeles County TRANS, Series A,

4.00%, 6/30/21	15,000	15,427

Massachusetts State G.O. Limited Bonds, Series A,

5.00%, 3/1/21	3,000	3,060

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution,

0.07%, 10/2/20(1) (3) (8)	5,000	5,000

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,

5.00%, 5/1/21	1,000	1,028

New York G.O. Adjustable Unlimited Bonds, Fiscal 2017 (Citibank N.A. LOC),

0.12%, 10/9/20(1) (3) (8)	5,890	5,890

Ohio State University Variable Revenue Bonds, Series B-1,

0.08%, 10/9/20(1) (3) (8)	5,325	5,325

Ohio State Variable G.O. Unlimited Bonds, Series B, Common Schools,

0.08%, 10/9/20(1) (3) (8)	10,360	10,360

Orange County HFA Revenue Bonds, Series A, Willow Key Apartments,

1.90%, 4/1/21(1) (2) (3)	1,300	1,310

Salt Lake County G.O. Limited TRANS,

1.00%, 12/30/20	5,000	5,011

San Diego Unified School District TRANS, Series A,

5.00%, 6/30/21	5,000	5,181

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   84   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 13.3% continued

Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 12/1/20	$1,000	$1,008

Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc.,

0.08%, 10/2/20(1) (3) (8)	9,700	9,700

Total Short-Term Investments

(Cost $121,591)		121,651

Total Investments – 100.1%

(Cost $899,857)		917,946

Liabilities less Other Assets – (0.1%)		(701)

NET ASSETS – 100.0%		$917,245

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2020 is disclosed.
(8)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

GAAP - Generally Accepted Accounting Principles

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   85   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

General	15.4%

General Obligation	32.3

Higher Education	5.3

Medical	6.5

School District	12.6

Short-Term Investments	6.9

Transportation	5.2

Water	6.2

All other sectors less than 5%	9.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$ —	$733,257	$—	$733,257

Investment Companies	63,038	—	—	63,038

Short-Term Investments	—	121,651	—	121,651
Total Investments	$63,038	$854,908	$—	$917,946
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   86   NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 82.5%

Alabama – 0.8%

Birmingham G.O. Unlimited Convertible CABS, Series A,

5.00%, 3/1/27	$1,000	$1,110

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,

4.00%, 10/1/26(1) (2) (3)	2,500	2,907

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,

4.00%, 6/1/21(1) (2) (3)	5,000	5,102

City of Madison Board of Education Special Tax School Warrants,

4.00%, 2/1/44	4,540	5,319

		14,438

Alaska – 0.2%

Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series A,

3.75%, 12/1/40	970	1,049

Alaska State Housing Finance Corp. Mortgage Revenue Refunding Bonds, General Mortgage Revenue Bond,

5.00%, 6/1/33	2,500	3,183

		4,232

Arizona – 2.7%

Arizona Board of Regents Revenue Bonds, Series B,

5.00%, 7/1/43	2,070	2,672

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,

5.00%, 7/1/42	2,000	2,374

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/43	2,000	2,418

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

3.00%, 2/1/45	1,100	1,124

4.00%, 2/1/50	2,000	2,260

Arizona State IDA Lease Revenue Bonds, Series A,

3.00%, 9/1/50	1,600	1,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Arizona – 2.7% continued

Arizona State Transportation Board Highway Revenue Refunding Bonds,

5.00%, 7/1/30	$1,485	$1,842

Arizona State University Revenue Bonds, Series A, Green Bonds,

5.00%, 7/1/43	1,000	1,263

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations, Second Series (AGM Insured),

4.00%, 7/1/45	2,000	2,343

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

4.00%, 7/1/50	5,000	5,360

Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),

5.00%, 6/1/39	2,500	3,156

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

4.00%, 7/1/44	5,000	5,571

Phoenix Civic Improvement Corp. District Convertible Revenue Capital Appreciation Bonds, Series B, Civic Plaza (NATL Insured),

5.50%, 7/1/38	2,500	3,796

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,

5.00%, 7/1/39	5,000	5,732

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,

5.00%, 1/1/39	4,000	4,997

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),

5.00%, 6/1/44	2,000	2,274

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	2,000	2,065

		50,857

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   87   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

California – 7.5%

Berkeley TRANS,

1.75%, 7/27/21	$5,905	$5,983

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	989	1,094

California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,

5.00%, 5/1/49	4,500	7,254

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds,

5.00%, 8/1/26	700	881

California State G.O. Unlimited Refunding Bonds (AGM Insured),

5.25%, 8/1/32	2,440	3,444

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/38	5,000	5,720

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	5,000	5,842

5.00%, 5/15/43	2,000	2,315

California State University Revenue Bonds, Series A,

5.00%, 11/1/37	1,110	1,444

California State University Systemwide Revenue Bonds, Series C,

4.00%, 11/1/45	2,000	2,351

California State Various Purpose G.O. Unlimited Bonds,

5.25%, 10/1/39	5,000	6,109

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,

5.00%, 5/15/32	1,000	1,124

Carlsbad Unified School District G.O. Unlimited Convertible Capital Appreciation Bonds, Series B, Election,

6.00%, 5/1/34	2,500	3,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

California – 7.5% continued

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

5.00%, 8/1/43	$1,000	$1,203

Chino Valley Unified School District G.O. Limited Bonds, Series B,

4.00%, 8/1/45	500	588

Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),

4.00%, 8/1/45	3,000	3,479

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,

5.00%, 6/1/37	3,000	3,930

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,

5.00%, 5/15/36	2,745	3,435

5.00%, 5/15/43	5,000	6,129

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/34	3,000	3,651

Los Angeles Department of Water & Power System Revenue Bonds, Series A,

5.00%, 7/1/32	880	1,155

Los Angeles Department of Water & Power System Revenue Bonds, Series C,

5.00%, 7/1/39	1,000	1,292

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,

5.00%, 7/1/31	1,445	1,715

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,

5.00%, 7/1/43	5,000	6,265

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,

5.00%, 7/1/39	2,070	2,596

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   88   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

California – 7.5% continued

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

7/1/31(4)	$3,000	$4,023

Morgan Hill Redevelopment Agency Successor Agency Taxable Allocation Refunding Bonds,

9/1/30(4)	2,000	2,001

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

8/1/49(4)	2,000	2,232

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,

0.00%, 8/1/41(5)	2,000	1,018

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	2,500	2,777

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 8/1/28	1,000	1,192

Palomar Community College District G.O. Unlimited Convertible Capital Appreciation Bonds, Election,

(Step to 6.38% on 8/1/30), 0.71%, 8/1/45(6) (7)	2,500	2,637

Pasadena Community College District G.O. Unlimited Refunding Bonds,

4.00%, 8/1/23	2,520	2,795

Sacramento Municipal Utility District Electric Revenue Bonds, Series H,

5.00%, 8/15/50	2,500	3,223

San Diego Public Facilities Financing Authority Water Revenue Bonds, Series A,

3.00%, 8/1/49	3,000	3,207

San Diego Unified School District G.O. Unlimited Bonds, Series C, Election of 2008, Capital Appreciation,

0.00%, 7/1/35(5)	1,285	955

San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,

3.00%, 8/1/50	7,330	7,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

California – 7.5% continued

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	$2,500	$3,030

5.00%, 5/1/42	1,500	1,748

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,

5.00%, 5/1/36	3,300	4,106

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,

5.00%, 11/1/50	5,000	6,148

San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,

4.00%, 8/1/29	2,000	2,383

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,

6.00%, 7/1/21(8)	1,100	1,148

Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,

2.61%, 7/1/35	1,000	1,065

Solano County Community College G.O. Unlimited Bonds, Series A, District Election 2012,

(Step to 5.13% on 8/1/23), 1.42%, 8/1/41(6) (7)	3,200	3,538

South Placer Wastewater Authority Revenue Refunding Bonds, Series 2020,

5.00%, 11/1/35	500	721

University of California Taxable Revenue Bonds, Series BG,

1.32%, 5/15/27	2,000	2,021

1.61%, 5/15/30	1,500	1,503

Vacaville Unified School District G.O. Unlimited Series D,

4.00%, 8/1/45	500	576

		143,919

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   89   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Colorado – 3.6%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.25%, 12/1/40	$4,775	$5,890

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(8)	225	291

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.50%, 12/1/43	5,000	6,435

Aurora Water Revenue Refunding Bonds, Green Bonds,

5.00%, 8/1/41	4,000	4,844

Colorado Springs Utilities Revenue Bonds, Series C,

5.00%, 11/15/45	2,000	2,613

Colorado State COPS ,Series A,

4.00%, 12/15/37	10,000	11,721

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,

5.00%, 3/1/40	2,500	2,928

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),

5.00%, 3/1/35	2,000	2,673

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	1,098

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

4.00%, 8/1/49	3,680	4,024

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	3,400	4,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Colorado – 3.6% continued

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	$2,000	$2,363

Denver City & County Dedicated Tax Revenue CABS, Series A-2,

0.00%, 8/1/37(5)	2,750	1,603

0.00%, 8/1/39(5)	2,805	1,491

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,

5.00%, 8/1/42	1,500	1,728

Denver City & County School District No. 1 COPS, Series B,

5.25%, 12/1/40	1,805	1,838

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,

5.25%, 9/15/24(8)	5,000	5,978

Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 12/15/37	5,000	6,373

Little Thompson Water District Revenue Bonds,

12/1/50(4)	1,275	1,477

		69,386

Connecticut – 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,

4.00%, 7/1/45	1,500	1,672

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,

5.00%, 8/1/34	3,000	3,551

Connecticut State Special Tax Obligation Revenue Bonds, Series B,

5.00%, 10/1/31	2,500	3,175

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	3,000	3,678

		12,076

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   90   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

District of Columbia – 2.4%

District of Columbia G.O. Unlimited Bonds, Series A,

5.00%, 6/1/43	$5,000	$6,241

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/38	1,000	1,151

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,

5.00%, 10/1/45	2,500	2,957

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,

5.00%, 10/1/44	2,000	2,417

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/28	5,000	5,392

5.00%, 10/1/40	1,910	2,330

5.00%, 10/1/43	4,000	4,756

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A,

4.00%, 7/15/40	1,185	1,399

5.00%, 7/15/45	10,390	13,164

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	1,800	2,180

5.00%, 7/1/43	3,000	3,594

		45,581

Florida – 5.5%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/42	2,500	2,922

Broward County Airport System Revenue Bonds, Series A (AMT),

4.00%, 10/1/44	3,000	3,311

Broward County Airport System Revenue Bonds, Series C, Prerefunded,

5.25%, 10/1/23(8)	5,000	5,746

Broward County Port Facilities Revenue Bonds, Series A,

5.00%, 9/1/44	5,000	5,966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Florida – 5.5% continued

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,

5.00%, 9/1/21(8)	$825	$861

5.00%, 9/1/21(8)	670	699

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,

5.00%, 9/1/24	410	425

5.00%, 9/1/25	330	342

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,

5.00%, 9/1/21(8)	1,680	1,750

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,

5.00%, 9/1/23	820	848

Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,

5.00%, 7/1/44	2,500	3,100

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,274

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/28	1,000	1,321

Florida State Department Transportation G.O. Unlimited Refunding Bonds,

3.00%, 7/1/30	2,500	2,586

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,

4.00%, 10/1/44	1,750	1,745

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,

5.00%, 3/1/49	3,000	3,203

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,

4.50%, 7/1/43	3,000	3,252

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   91   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Florida – 5.5% continued

Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),

5.00%, 10/1/42	$1,965	$2,279

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,769

Jacksonville Special Revenue Refunding Bonds, Series A,

5.00%, 10/1/35	4,830	6,312

Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,

5.50%, 10/1/20(8)	605	605

5.50%, 10/1/20(8)	1,895	1,895

Miami-Dade County Aviation Revenue Refunding Bonds,

5.00%, 10/1/41	450	521

Miami-Dade County Aviation Revenue Refunding Bonds (AMT),

5.00%, 10/1/27	2,000	2,289

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/38	5,000	5,665

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,

5.00%, 7/1/39	4,025	4,562

Miami-Dade County Taxable G.O. Unlimited Refunding Bonds, Series B,

2.25%, 7/1/34	2,500	2,580

Miami-Dade County Transit System Sales Surtax Revenue Bonds,

5.00%, 7/1/42	10,000	10,842

Miami-Dade County Transit System Sales Surtax Revenue Bonds, Series A,

4.00%, 7/1/49	495	570

Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),

0.35%, 10/1/22(1) (2) (3)	5,000	4,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Florida – 5.5% continued

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,

5.00%, 10/1/21(8)	$75	$79

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,

5.00%, 10/1/31	4,925	5,152

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	3,000	3,648

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,

5.00%, 10/1/38	5,000	5,682

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,

5.00%, 10/1/36	1,750	2,161

Tampa-Hillsborough County Expressway Authority Taxable Revenue Refunding Bonds, Series B (BAM Insured),

2.64%, 7/1/36	1,000	1,025

2.69%, 7/1/37	1,470	1,508

		105,494

Georgia – 2.2%

Atlanta Airport Revenue Refunding Bonds, Series B (AMT),

7/1/29(4)	2,300	2,967

Georgia State G.O. Unlimited Bonds, Series A-Group 2,

5.00%, 8/1/31	5,000	6,882

Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,

5.00%, 7/1/31	2,000	2,675

Georgia State G.O. Unlimited Bonds, Tranche 1-Series A,

5.00%, 7/1/28	5,000	6,640

Georgia State Housing & Finance Authority Revenue Bonds, Series B,

3.25%, 12/1/49	5,000	5,305

Gwinnett County School District G.O. Unlimited Bonds,

5.00%, 2/1/40	5,000	6,417

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   92   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Georgia – 2.2% continued

Main StreetNatural Gas, Inc. Gas Supply Revenue Bonds, Series A,

5.00%, 5/15/43	$500	$588

5.00%, 5/15/49	1,000	1,426

Main StreetNatural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2) (3)	1,650	1,817

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project,

5.50%, 7/1/60	2,500	2,849

Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,

5.00%, 9/1/30	3,455	4,744

		42,310

Hawaii – 0.9%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/48	4,000	4,662

Hawaii State Taxable G.O. Unlimited Bonds, Series FZ,

1.40%, 8/1/30	3,000	2,989

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 9/1/43	2,000	2,492

Honolulu City & County G.O. Unlimited Bonds, Series C,

5.00%, 7/1/45	5,630	7,226

		17,369

Idaho – 0.1%

Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,

4.00%, 12/1/43	2,000	2,260

Illinois – 4.9%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,

5.25%, 1/1/34	2,500	2,708

Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,

5.00%, 1/1/39	1,015	1,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Illinois – 4.9% continued

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,

5.00%, 1/1/41	$3,100	$3,524

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,

5.00%, 1/1/23	2,000	2,118

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Senior Lien,

1/1/35(4)	10,000	12,381

1/1/36(4)	3,000	3,413

Cook County Community Consolidated School District No. 21 Wheeling G.O. Unlimited Bonds, Series A (BAM Insured),

3.00%, 12/1/39	3,000	3,142

Cook County Sales Tax Revenue Refunding Bonds,

4.00%, 11/15/38	5,000	5,473

Du Page County Revenue Refunding Bonds, Morton Abroretum Project,

3.00%, 5/15/47	1,500	1,506

Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,

3.90%, 11/1/36	1,740	1,886

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/49	1,250	1,479

Illinois State Finance Authority Revenue Bonds, Northwestern University,

5.00%, 12/1/28	1,500	1,994

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,

6.13%, 4/1/21(8)	5,000	5,148

Illinois State Finance Authority Revenue Bonds, Township High School District,

4.00%, 12/1/37	5,745	6,852

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   93   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Illinois – 4.9% continued

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

4.25%, 1/1/44	$5,000	$5,587

5.00%, 1/1/44	2,500	2,917

Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Healthsystem,

3.25%, 8/15/49	5,000	5,265

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,

5/15/50(4)	4,000	3,918

5/15/50(4)	1,200	1,330

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	1,500	1,696

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	4,750	5,242

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/41	2,000	2,369

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),

5.75%, 6/1/34	3,400	4,707

Schaumburg G.O. Unlimited Refunding Bonds, Series A,

4.00%, 12/1/41	5,000	5,314

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,

5.25%, 6/1/36	2,500	2,845

		93,911

Indiana – 0.6%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,

5.25%, 10/1/38	3,150	3,299

4.25%, 10/1/44	3,000	3,291

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Indiana – 0.6% continued

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,

4.00%, 11/15/46	$2,900	$3,240

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,

5.00%, 1/1/44	2,000	2,452

		12,282

Iowa – 0.3%

Pefa Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(1) (2) (3)	5,000	6,067

Kansas – 0.2%

Olathe City G.O. Unlimited Temporary Notes, Series A,

3.00%, 8/1/21	4,000	4,088

Kentucky – 1.9%

Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,

1.75%, 9/1/26(1) (2) (3)	1,500	1,505

Carroll County PCR Refunding Bonds, Kentucky Utilities Co. Project,

1.55%, 9/1/26(1) (2) (3)	3,750	3,752

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	5,591

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(1) (2) (3)	10,000	11,750

Louisville & Jefferson County Metro Government Health System Revenue Bonds, Series A, Norton Healthcare, Inc.,

3.00%, 10/1/43	1,360	1,391

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,

5.00%, 5/15/34	2,000	2,085

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   94   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Kentucky – 1.9% continued

Louisville & Jefferson County Metropolitan Sewer District and Drainage System Subordinated BANS,

10/20/21(4)	$10,000	$10,485

		36,559

Louisiana – 1.9%

Lafayette Parish School Board Sales TRB,

5.00%, 4/1/48	2,165	2,805

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,000	2,282

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,

5.00%, 4/1/45	6,000	7,331

Louisiana State G.O. Unlimited Bonds,

4.00%, 5/1/32	2,500	2,796

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,

4.50%, 5/1/39	2,500	2,869

4.00%, 5/1/41	5,000	5,582

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,

4.00%, 5/1/32	5,000	5,229

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/31	1,510	1,835

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),

5.00%, 12/1/41	5,000	5,953

		36,682

Maryland – 1.6%

Baltimore County Metropolitan District G.O. Unlimited BANS,

4.00%, 3/22/21	10,000	10,182

Howard County G.O. Unlimited Bonds, Series A,

5.00%, 2/15/30	1,000	1,265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Maryland – 1.6% continued

Maryland State G.O. Unlimited Bonds, Group 2, State & Local Facilities Loan,

5.00%, 8/1/33	$10,000	$13,579

5.00%, 8/1/34	2,500	3,383

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,

5.00%, 7/1/44	1,100	1,289

		29,698

Massachusetts – 3.7%

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	3,810	4,209

Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,

5.00%, 7/1/41	2,800	3,006

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(5)	2,500	2,144

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,

5.25%, 7/1/33	1,900	2,631

Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,

5.00%, 5/1/24(8)	1,000	1,171

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/36	445	524

5.00%, 7/1/38	340	398

Massachusetts State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),

3.00%, 12/1/50	500	518

Massachusetts State Housing Finance Agency Revenue Bonds, Series H,

4.40%, 12/1/46	1,000	1,097

Massachusetts State Port Authority Revenue Bonds, Series A,

5.00%, 7/1/40	2,725	3,155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   95   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Massachusetts – 3.7% continued

Massachusetts State Port Authority Revenue Bonds, Series C (AMT),

5.00%, 7/1/44	$2,000	$2,446

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, Social Bonds,

0.79%, 8/15/24	5,000	5,026

Massachusetts State School Building Authority Sales TRB, Sebseries A,

5.25%, 2/15/48	5,000	6,220

Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,

5.00%, 5/15/23(8)	2,630	2,961

Massachusetts State School Building Authority Sales TRB, Senior Series A, Unrefunded Balance,

5.00%, 5/15/38	2,370	2,623

Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,

5.00%, 5/15/43	3,015	3,324

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,

5.00%, 11/15/36	1,500	1,846

5.00%, 11/15/39	2,500	3,064

Massachusetts State School Building Authority Subordinated Sales TRB, Series A,

5.00%, 2/15/44	4,000	5,000

Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),

5.50%, 1/1/34	2,500	3,419

Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,

5.00%, 6/1/42	7,820	9,564

Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded,

5.00%, 6/1/21(8)	5,000	5,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Massachusetts – 3.7% continued

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,

5.00%, 8/1/43	$1,455	$1,824

		71,332

Michigan – 2.3%

Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),

5.00%, 5/1/32	1,000	1,309

5.00%, 5/1/33	1,000	1,295

Ferndale Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),

3.00%, 5/1/45	1,600	1,675

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 5/1/25	1,000	1,206

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,

5.00%, 4/15/38	2,000	2,377

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,

5.50%, 10/15/45	3,565	3,762

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,

5.38%, 10/15/36	5,000	5,270

Michigan State Building Authority Revenue Refunding Bonds, Series I,

3.00%, 10/15/45	5,000	5,243

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,

5.00%, 10/1/39	5,000	5,743

Michigan State University Revenue Bonds, Series B, Board of Trustees,

5.00%, 2/15/44	2,000	2,486

Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),

5.00%, 5/1/39	2,050	2,644

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   96   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Michigan – 2.3% continued

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/45	$1,300	$1,657

5.00%, 5/1/50	3,500	4,413

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/45	2,000	2,313

Wayne County Airport Authority Revenue Refunding Bonds, Series G,

5.00%, 12/1/34	2,625	3,076

		44,469

Minnesota – 0.0%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),

5.00%, 2/1/28	275	348

Mississippi – 0.1%

Mississippi State Taxable G.O. Unlimited Refunding Bonds, Series A,

0.72%, 11/1/25	2,000	2,006

Missouri – 0.9%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,

5.00%, 5/1/33	1,000	1,187

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,

5.00%, 5/1/25(8)	1,605	1,943

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,

5.00%, 5/1/45	3,395	3,958

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,

5.00%, 10/1/38	2,500	2,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Missouri – 0.9% continued

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds,

6/1/53(4)	$5,000	$4,811

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,

5.00%, 11/15/43	1,280	1,539

		16,346

Montana – 0.1%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),

3.90%, 12/1/48	95	103

Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System,

4.00%, 1/1/38	1,250	1,450

		1,553

Nebraska – 1.4%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,

5.00%, 11/15/36	1,000	1,189

5.00%, 11/15/37	1,000	1,186

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,

4.00%, 2/1/42	5,000	5,660

5.00%, 2/1/42	4,250	5,269

Omaha Public Power District Electric Revenue Bonds, Series B,

4.00%, 2/1/46	5,000	5,145

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,

5.00%, 2/1/22(8)	2,210	2,351

University of Nebraska Facilities Corp. Taxable Revenue Refunding Bonds, Series B,

2.82%, 10/1/34	5,000	5,415

		26,215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   97   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Nevada – 0.7%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/36	$5,000	$5,395

Clark County G.O. Limited Bonds, Flood Control,

3.25%, 11/1/37	1,000	1,091

Clark County School District Building G.O. Limited Bonds, Series A,

4.00%, 6/15/36	2,000	2,281

Clark County School District G.O. Limited Bonds, Series D,

4.00%, 6/15/34	5,000	5,529

		14,296

New Jersey – 0.5%

New Jersey State EDA Revenue Bonds, Transit Transportation Project,

5.00%, 11/1/34	2,000	2,327

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/34	500	583

4.00%, 6/15/44	2,250	2,331

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.25%, 6/15/43	4,500	5,093

		10,334

New York – 15.5%

Metropolitan Transportation Authority Revenue Bonds, Series A-1, Group 1, Green Bonds (AGM Insured),

4.00%, 11/15/43	5,000	5,450

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,

5.25%, 11/15/20(8)	5,000	5,031

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,

5.00%, 11/15/31	1,540	1,603

5.00%, 11/15/34	2,000	2,077

Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,

4.00%, 7/1/50	5,000	5,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/39	$1,750	$1,825

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/44	2,000	2,067

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,

5.00%, 6/15/46	2,000	2,226

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,

5.00%, 6/15/47	2,500	2,734

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,

5.00%, 6/15/40	5,000	6,227

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,

5.00%, 6/15/32	10,000	10,332

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA-1,

5.00%, 6/15/50	7,500	9,506

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.25%, 6/15/36	2,000	2,504

5.00%, 6/15/39	1,800	2,197

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/39	2,000	2,372

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   98   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,

5.00%, 6/15/40	$3,500	$4,433

New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),

5.00%, 7/15/36	1,500	1,765

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,652

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,

5.00%, 5/1/38	2,500	2,500

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,

5.00%, 11/1/27	2,500	3,217

5.00%, 11/1/33	2,500	3,290

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	250	306

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,

5.00%, 2/1/40	7,485	9,033

5.00%, 2/1/43	8,310	9,958

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,

3.00%, 5/1/48	4,750	4,925

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,

3.00%, 5/1/45	10,000	10,400

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	5,000	6,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,

5.00%, 11/1/34	$500	$596

New York G.O. Unlimited Bonds, Series E-1,

4.00%, 3/1/42	2,500	2,787

New York G.O. Unlimited Bonds, Series I, Subseries 1-I,

5.00%, 3/1/28	1,510	1,732

New York G.O. Unlimited Bonds, Subseries A-1,

4.75%, 8/1/38	3,500	3,815

New York G.O. Unlimited Bonds, Subseries F-1,

5.00%, 3/1/37	5,000	5,500

5.00%, 4/1/43	2,000	2,376

New York G.O. Unlimited Refunding Bonds, Series A-1,

5.00%, 8/1/28	1,000	1,282

New York G.O. Unlimited Refunding Bonds, Series B-1,

5.00%, 11/1/28	11,000	14,169

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,

5.25%, 10/1/23	165	166

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),

5.00%, 10/1/33	1,000	1,253

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,

5.00%, 7/1/36	2,500	3,098

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,

5.00%, 10/1/46	500	781

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   99   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,

5.00%, 10/1/38	$4,500	$5,677

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,

5.00%, 2/15/37	2,530	3,100

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,

5.00%, 10/1/50	5,000	8,017

New York State Dormitory Authority Sales TRB, Series A, Group B,

5.00%, 3/15/38	5,090	6,147

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.00%, 3/15/33	2,000	2,431

5.25%, 3/15/38	5,000	6,256

5.25%, 3/15/39	2,500	3,117

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,

3.25%, 3/15/35	1,000	1,037

3.25%, 3/15/36	5,035	5,204

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	2,000	2,381

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,

5.00%, 6/15/42	4,000	4,914

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,

5.50%, 4/15/35	5,000	7,304

New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,

5.00%, 8/15/37	1,200	1,499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS -82.5% continued

New York – 15.5% continued

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,

5.00%, 6/15/41	$10,000	$10,295

New York State Environmental Facilities Corp. State Clean & Drinking Water Subordinate Revenue Refunding Bonds, Series B,

5.00%, 6/15/44	3,300	4,210

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,

4.00%, 6/15/46	5,000	5,583

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,

4.00%, 6/15/45	2,000	2,342

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),

4.15%, 11/1/47	1,000	1,076

New York State Power Authority Revenue Refunding Bonds, Series A,

4.00%, 11/15/45	3,000	3,510

New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,

4.00%, 1/1/45	2,000	2,262

New York State Thruway Authority Revenue Bonds, Series J,

5.00%, 1/1/27	50	57

New York State Thruway Authority Revenue Bonds, Series N, Group 1,

5.00%, 1/1/39	10,000	12,624

New York State Urban Development Corp. General Personal Income TRB, Series A,

4.00%, 3/15/45	2,500	2,867

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   100   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	$3,000	$3,290

New York State Urban Development Corp. Taxable General Personal Income TRB,

3.90%, 3/15/33	5,000	5,672

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,

5.00%, 11/1/44	2,000	2,444

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),

5.00%, 10/15/44	3,000	3,389

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 222,

4.00%, 7/15/36	5,500	6,434

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	1,000	1,256

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,

5.00%, 10/15/31	500	589

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,

4.00%, 9/1/40	1,250	1,370

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	2,500	3,026

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,

5.00%, 12/15/39	2,500	3,120

5.00%, 12/15/40	1,000	1,245

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	3,500	3,974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

New York – 15.5% continued

Westchester County G.O. Limited Bonds, Series A,

4.00%, 12/1/29	$625	$747

		297,422

North Carolina – 0.9%

Charlotte Airport Revenue Bonds, Charlotte Douglas International (AMT),

4.00%, 7/1/39	1,255	1,417

Charlotte COPS, Series B,

3.00%, 6/1/22	2,000	2,004

Charlotte Refunding COPS, Convention Facility Project,

4.00%, 6/1/49	3,000	3,428

North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,

5.00%, 1/1/48	1,000	1,208

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,

6.00%, 1/1/22	6,015	6,442

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,

3.00%, 7/1/46	1,000	1,046

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),

5.00%, 1/1/49	500	614

4.00%, 1/1/55	500	563

Western Carolina University Revenue Bonds, Series B,

4.00%, 4/1/45	1,000	1,153

		17,875

Ohio – 2.3%

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project,

5.00%, 11/15/41	1,750	2,610

5.00%, 11/15/49	3,500	5,507

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   101   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Ohio – 2.3% continued

Liberty-Benton Local School District G.O. Unlimited Bonds (School District Credit Program),

4.00%, 11/1/44	$1,975	$2,302

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,

4.00%, 9/15/22	4,000	4,301

Ohio State Higher Education G.O. Unlimited Bonds, Series A,

5.00%, 5/1/34	5,780	7,185

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,

4.00%, 1/1/36	1,000	1,157

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,

4.00%, 8/1/21	2,080	2,147

Ohio State Water Development Authority Water PCR Loan Fund Bonds, Series A,

5.00%, 12/1/37	3,000	3,974

Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,

5.00%, 2/15/23(8)	10,000	11,126

Perry Local School District Stark County G.O. Unlimited Bonds (School District Credit Program),

11/1/50(4)	2,675	2,598

Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),

3.13%, 12/1/51	2,000	2,023

		44,930

Oklahoma – 0.3%

Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,

4.00%, 9/1/45	4,000	4,328

Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,

4.00%, 1/1/42	2,000	2,258

		6,586

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Oregon – 1.8%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),

0.00%, 6/15/38(5)	$7,500	$4,048

Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),

0.00%, 6/15/37(5)	1,000	607

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),

4.00%, 8/15/45	1,000	1,147

Multnomah-Clackamas Counties Centennial School District No. 28 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),

5.00%, 6/15/45	5,000	6,371

Oregon State Department of Transportation Highway User Tax Revenue Bonds, Series A, Subordinate Lien,

5.00%, 11/15/40	5,000	6,562

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,

5.00%, 11/15/28	1,100	1,315

Oregon State Health & Science University Revenue Refunding Bonds, Series A,

4.00%, 7/1/44	1,685	1,946

Oregon State Health & Science University Revenue Refunding Bonds, Series B,

5.00%, 7/1/38	2,035	2,419

Port of Portland International Airport Revenue Bonds,

5.00%, 7/1/49	2,010	2,428

Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,

5.00%, 5/15/44	3,500	4,228

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   102   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Oregon – 1.8% continued

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 6/15/35	$2,000	$2,486

		33,557

Pennsylvania – 2.0%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),

4.00%, 6/1/39	5,000	5,673

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,

5.00%, 5/1/32	820	973

5.00%, 5/1/35	865	1,022

Franklin County G.O. Unlimited Refunding Bonds,

4.00%, 11/1/33	1,075	1,222

Geisinger Authority Health System Revenue Refunding Bonds,

4.00%, 4/1/50	4,000	4,517

Pennsylvania State G.O. Unlimited Bonds, Series 1,

4.00%, 3/15/35	2,500	2,796

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/49	5,000	6,156

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,

5.00%, 12/1/43	2,500	3,011

Pennsylvania State Turnpike Commission Revenue Bonds, Series A,

5.00%, 12/1/33	1,500	1,945

Philadelphia Water & Wastewater Revenue Bonds, Series A,

5.00%, 11/1/45	3,450	4,390

Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),

4.00%, 3/1/43	1,500	1,742

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Pennsylvania – 2.0% continued

Upper Merion Area School District G.O. Limited Bonds (State Aid Withholding),

4.00%, 9/1/49	$1,100	$1,271

West Shore School District G.O. Limited Bonds (State Aid Withholding),

4.00%, 11/15/45	2,055	2,364

4.00%, 11/15/48	1,000	1,145

		38,227

Rhode Island – 0.4%

Rhode Island Infrastructure Bank Municipal Road And Bridge Revolving Fund Revenue Bonds, Series A,

5.00%, 10/1/29	1,430	1,906

Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,

4.00%, 10/1/44	5,265	5,788

		7,694

South Carolina – 1.8%

Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),

5.00%, 5/12/21	10,000	10,294

Charleston Waterworks & Sewer System Revenue Bonds,

5.00%, 1/1/44	2,500	3,233

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(1) (2) (3)	2,000	2,211

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),

5.38%, 1/1/25	5,820	6,929

South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,

4.00%, 12/1/44	2,000	2,275

South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,

(Floating, ICE LIBOR USD 1M + 0.45%), 0.55%, 10/1/22(1) (3)	9,950	9,899

		34,841

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   103   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Tennessee – 0.7%

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.25%, 10/1/58	$1,500	$1,612

Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),

4.00%, 7/1/49	2,000	2,181

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,

3.38%, 7/1/38	130	138

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,

3.95%, 1/1/38	205	220

Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,

4.00%, 11/1/25(1) (2) (3)	2,000	2,281

Tennessee State G.O. Unlimited Bonds, Series A,

5.00%, 9/1/34	5,000	6,384

		12,816

Texas – 3.2%

Austin Electric Utility System Revenue Refunding Bonds, Series A,

5.00%, 11/15/28	500	609

Central Regional Mobility Authority Revenue Refunding Bonds,

5.00%, 1/1/46	750	858

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,

5.00%, 12/1/31	3,425	4,184

Harris County Flood Control District G.O. Limited Bonds, Series A,

5.00%, 10/1/30	2,000	2,693

Houston Airport System Subordinate Revenue Bonds, Series A (AMT),

7/1/47(4)	2,000	2,207

Lower Colorado River Authority Revenue Refunding Bonds,

5.00%, 5/15/39	2,500	2,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Texas – 3.2% continued

North Texas Tollway Authority Revenue Refunding Bonds,

4.25%, 1/1/49	$1,500	$1,702

North Texas Tollway Authority Revenue Refunding Bonds, First Tier,

5.00%, 1/1/38	2,500	2,523

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,

5.00%, 1/1/39	2,500	3,054

Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),

4.00%, 6/1/30	4,390	4,635

Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),

4.00%, 2/15/33	5,000	5,563

Port of Houston Authority Unlimited Tax Refunding G.O. Unlimited Bonds, Series A-2,

5.00%, 10/1/32	3,000	4,063

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),

3.38%, 9/1/39	2,730	2,970

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,

5.00%, 10/1/44	5,000	5,951

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 6/30/40	1,000	1,126

Texas State Water Development Board TRB, Series B,

3.03%, 10/15/39	750	833

University of Texas Permanent University Fund Revenue Bonds, Series B,

4.00%, 7/1/41	5,000	5,725

University of Texas, University Revenue Bonds, Series B,

5.00%, 8/15/29	1,000	1,349

5.00%, 8/15/49	5,000	7,927

		60,721

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   104   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Utah – 0.8%

Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),

3.00%, 6/1/30	$3,330	$3,645

Park City Sales TRB,

4.00%, 12/15/31	2,200	2,625

Provo G.O. Unlimited Refunding Bonds,

5.00%, 1/1/26	500	619

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/42	3,000	3,466

University of Utah Revenue Bonds, Series A,

5.00%, 8/1/44	2,565	3,127

Utah State Transit Authority Sales TRB, Senior Lien,

5.00%, 12/15/33	1,125	1,411

		14,893

Virginia – 1.1%

Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,

4.00%, 7/1/45	2,000	2,287

Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,

5.00%, 10/1/26(8)	500	639

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,

5.00%, 10/1/22(8)	500	548

Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,

5.00%, 7/1/47	3,000	4,649

Virginia HAD Revenue Bonds, Series E,

3.15%, 12/1/49	1,500	1,578

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,

4.50%, 2/1/34	5,000	5,502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Virginia – 1.1% continued

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment,

5.00%, 2/1/30	$2,530	$3,266

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,

4.00%, 5/15/37	2,000	2,094

		20,563

Washington – 2.2%

Benton County Public Utility District No. 1 Revenue Bonds, Series A,

4.00%, 11/1/45	1,390	1,626

Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds,

5.00%, 11/1/50	5,000	5,967

Grant County Public Utility District No.2 Electric Variable Revenue Refunding Bonds, Series S,

2.00%, 12/1/23(1) (2) (3)	5,000	5,192

King County Public District No. 2 (Evergreenhealth) G.O. Limited Bonds, Series A,

4.00%, 12/1/45	1,500	1,686

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,

5.00%, 12/1/40	560	673

Washington State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/37	5,000	6,624

Washington State G.O. Unlimited Bonds, Series B,

5.00%, 2/1/37	5,000	5,892

Washington State G.O. Unlimited Bonds, Series C,

5.00%, 2/1/32	2,230	2,850

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,

5.00%, 10/1/38	5,000	5,593

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   105   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Washington – 2.2% continued

Washington State Housing Finance Commission SFM Revenue Refunding Bonds,

3.70%, 12/1/34	$20	$22

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	2,000	2,274

Washington State University Revenue Refunding Bonds,

5.00%, 4/1/40	1,320	1,511

Washington State Various Purpose G.O. Unlimited Bonds, Series A,

5.00%, 8/1/39	1,500	1,892

		41,802

West Virginia – 0.6%

Marshall University Revenue Refunding Bonds, Series A (AGM Insured),

3.00%, 5/1/46	500	514

4.00%, 5/1/50	10,000	11,220

		11,734

Wisconsin – 1.3%

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,

3.00%, 6/1/45	2,500	2,514

4.00%, 6/1/45	3,250	3,636

PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,

3.00%, 10/23/20	2,500	2,504

University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,

4.25%, 4/1/48	4,000	4,532

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/40	3,000	3,645

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/35	1,025	1,178

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

4.13%, 4/1/46	1,500	1,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.5% continued

Wisconsin – 1.3% continued

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital,

5.00%, 7/1/49	$2,000	$2,274

Wisconsin State Housing & EDA Revenue Bonds, Series A,

4.45%, 5/1/57	2,305	2,571

		24,434
Total Municipal Bonds
(Cost $1,526,986)		1,582,203

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 8.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(9) (10)	161,572,915	$161,573
Total Investment Companies
(Cost $161,573)		161,573

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 11.3%

Broward County School District Revenue TANS,

2.00%, 6/30/21	$5,000	$5,067

California State Infrastructure & Economic Development Bank Revenue Bonds, Brightline West Passenger (AMT),

0.45%, 7/1/21(1) (2) (3) (11)	6,250	6,250

Colorado State General Fund TRANS,

4.00%, 6/25/21	10,000	10,278

Director of the State of Nevada Department of Business & Industry Revenue Bonds, Brightline West Passenger (AMT),

0.50%, 7/1/21(1) (2) (3)	1,500	1,500

Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured),

3.00%, 6/1/21	5,000	5,094

Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B,

0.11%, 10/9/20(1) (3) (12)	4,790	4,790

Los Angeles County TRANS, Series A,

4.00%, 6/30/21	5,000	5,142

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   106   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 11.3% continued

Los Angeles TRANS,

4.00%, 6/24/21	$10,000	$10,278

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,

0.07%, 10/2/20(1) (3) (12)	4,500	4,500

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 1,

5.00%, 11/1/20	5,000	5,020

New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B,

5.00%, 3/31/21	10,000	10,240

Ohio State University Variable Revenue Bonds, Series B,

0.08%, 10/9/20(1) (3) (12)	900	900

Riverside County TRANS,

4.00%, 6/30/21	5,000	5,143

Texas State TRANS,

4.00%, 8/26/21	135,000	139,625

Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc.,

0.08%, 10/2/20(1) (3) (12)	3,210	3,210
Total Short-Term Investments
(Cost $216,958)		217,037

Total Investments – 102.2%
(Cost $1,905,517)		1,960,813

Liabilities less Other Assets – (2.2%)		(41,313)
NET ASSETS – 100.0%		$1,919,500

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.
(5)	Zero coupon bond.
(6)	Discount rate at the time of purchase.
(7)	Step coupon bond. Rate as of September 30, 2020 is disclosed.
(8)	Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2020 is disclosed.
(11)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(12)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT   107   TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

VA - Veterans Affairs

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS

Airport	6.1%

General	25.3

General Obligation	11.3

Higher Education	7.6

Medical	6.1

School District	7.2

Short-Term Investments	8.2

Transportation	9.0

Water	7.9

All other sectors less than 5%	11.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,582,203	$—	$1,582,203

Investment Companies	161,573	—	—	161,573

Short-Term Investments	—	217,037	—	217,037
Total Investments	$161,573	$1,799,240	$—	$1,960,813
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS   108   NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond

NORTHERN FUNDS SEMIANNUAL REPORT   109   TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2020, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Short-Intermediate Tax-Exempt	Daily	Monthly

Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2020, the Funds did not record any reclassifications.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2020, the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds utilized

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SEPTEMBER 30, 2020 (UNAUDITED)

approximately $740,000, $3,520,000, $1,647,000, $3,275,000, $21,440,000, $149,000, and $12,771,000, respectively, in capital loss carryforwards.

For the period from November 1, 2019, through March 31, 2020, the Tax-Exempt Fund incurred net capital losses and/or late year ordinary losses, of $171,000, for which the Fund intends to treat as having been incurred in the following fiscal year.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Arizona Tax-Exempt	$836	$–

High Yield Municipal	4,801	–

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Arizona Tax-Exempt	$ 57	$ 2	$ –	$ 4,372

California Intermediate Tax-Exempt	225	6	938	11,570

California Tax-Exempt	96	5	414	8,526

High Yield Municipal	398	6	–	(13,843)

Intermediate Tax-Exempt	1,052	3,925	2,138	54,869

Short-Intermediate Tax-Exempt	65	1,147	5,559	3,503

Tax-Exempt	501	51	–	25,737

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 3,232	$ 121	$ –

California Intermediate Tax-Exempt	12,372	337	94

California Tax-Exempt	5,094	262	1,200

High Yield Municipal	19,706	286	–

Intermediate Tax-Exempt	63,369	13,844	642

Short-Intermediate Tax-Exempt	15,358	4,657	665

Tax-Exempt	36,760	6,670	–
*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 3,318	$ 117	$–

California Intermediate Tax-Exempt	12,748	310	–

California Tax-Exempt	5,833	226	–

High Yield Municipal	17,564	480	–

Intermediate Tax-Exempt	65,245	3,920	–

Short-Intermediate Tax-Exempt	13,462	658	–

Tax-Exempt	35,605	1,491	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for

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NOTES TO THE FINANCIAL STATEMENTS continued

liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Tax-Exempt	0.43%	0.417%	0.404%	0.45%

High Yield Municipal	0.77%	0.747%	0.725%	0.60%

Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2021. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

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SEPTEMBER 30, 2020 (UNAUDITED)

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$–	$17,364	$–	$10,891

California Intermediate Tax-Exempt	–	48,218	–	43,972

California Tax-Exempt	–	43,091	–	20,870

High Yield Municipal	–	93,009	–	107,040

Intermediate Tax-Exempt	–	1,091,955	–	1,073,533

Short-Intermediate Tax-Exempt	–	358,871	–	431,406

Tax-Exempt	–	996,192	–	733,483

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Arizona Tax-Exempt	$6,927	$(405)	$6,522	$140,932

California Intermediate Tax-Exempt	26,052	(1,670)	24,382	492,418

California Tax-Exempt	12,418	(541)	11,877	198,745

High Yield Municipal	17,961	(11,076)	6,885	503,762

Intermediate Tax-Exempt	117,365	(6,505)	110,860	2,924,828

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Short-Intermediate Tax-Exempt	$ 18,322	$ (233)	$ 18,089	$ 899,857

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Tax-Exempt	$ 61,563	$(6,394)	$ 55,169	$1,905,644

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	1,835	$20,030	75	$817	(873)	$(9,438)	1,037	$11,409

California Intermediate Tax-Exempt	5,878	64,222	77	842	(4,867)	(52,785)	1,088	12,279

California Tax-Exempt	2,059	24,329	73	869	(955)	(11,242)	1,177	13,956

High Yield Municipal	11,787	99,306	126	1,067	(14,347)	(119,371)	(2,434)	(18,998)

Intermediate Tax-Exempt	34,817	377,499	183	1,991	(40,645)	(440,152)	(5,645)	(60,662)

Short-Intermediate Tax-Exempt	9,392	99,186	60	635	(8,140)	(85,323)	1,312	14,498

Tax-Exempt	35,953	392,774	234	2,559	(14,168)	(152,906)	22,019	242,427

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	3,414	$37,065	149	$1,607	(2,123)	$(22,811)	1,440	$15,861

California Intermediate Tax-Exempt	8,226	89,217	173	1,871	(9,163)	(99,145)	(764)	(8,057)

California Tax-Exempt	3,184	37,530	239	2,806	(2,352)	(27,533)	1,071	12,803

High Yield Municipal	22,492	199,440	209	1,844	(12,302)	(107,103)	10,399	94,181

Intermediate Tax-Exempt	66,812	717,984	1,295	13,905	(47,750)	(511,497)	20,357	220,392

Short-Intermediate Tax-Exempt	14,979	156,298	527	5,491	(23,345)	(243,234)	(7,839)	(81,445)

Tax-Exempt	62,550	678,388	825	8,929	(20,854)	(225,494)	42,521	461,823

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,497	$25,555	$24,074	$–	$–	$1	$7,978	7,977,751

California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,837	87,047	71,144	–	–	9	30,740	30,740,461

California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,041	49,099	47,338	–	–	7	9,802	9,802,370

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SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,009	$112,675	$111,900	$–	$–	$8	$20,784	20,784,485

Intermediate Tax-Exempt	Northern Institutional Funds- Municipal Portfolio (Shares)	125,000	–	–	–	–	65	125,000	125,000,000

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	135,873	754,405	785,239	–	–	52	105,039	105,039,231

	Total	$260,873	$754,405	$785,239	$–	$–	$117	$230,039	230,039,231

Short-Intermediate Tax-Exempt	Northern Institutional Funds - Municipal Portfolio (Shares)	25,000	–	–	–	–	13	25,000	25,000,000

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	42,134	314,308	318,404	–	–	22	38,038	38,037,940

	Total	$67,134	$314,308	$318,404	$–	$–	$35	$63,038	63,037,940

Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	103,533	665,884	607,844	–	–	56	161,573	161,572,915

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

12. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a

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NOTES TO THE FINANCIAL STATEMENTS continued SEPTEMBER 30, 2020 (UNAUDITED)

pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

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117

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FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 113), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.46%	$1,000.00	$1,026.50	$2.33

Hypothetical	0.46%	$1,000.00	$1,022.70	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.45%	$1,000.00	$1,036.90	$2.29

Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28

CALIFORNIA TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.46%	$1,000.00	$1,033.60	$2.34

Hypothetical	0.46%	$1,000.00	$1,022.70	$2.33

HIGH YIELD MUNICIPAL
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.60%	$1,000.00	$1,063.50	$3.10

Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03

INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.45%	$1,000.00	$1,032.70	$2.29

Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28

SHORT-INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.45%	$1,000.00	$1,032.50	$2.29

Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.45%	$1,000.00	$1,034.20	$2.29

Hypothetical	0.45%	$1,000.00	$1,022.75	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

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SEPTEMBER 30, 2020 (UNAUDITED)

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, with the exception of:

◾	the High Yield Municipal Fund, which was in the fourth quintile for the three- and five- year periods; and

◾	the Short-Intermediate Tax-Exempt Fund, which was in the fourth quintile for the one-, three- and five-year periods.

They also considered that all of the Funds underperformed against their respective benchmarks for the one-, three- and five-year periods ended March 31, 2020, except:

◾	the Intermediate Tax-Exempt Fund, Short-Intermediate Tax-Exempt Fund and Tax-Exempt Fund, which outperformed their respective benchmarks for the one-year period;

◾	the California Tax-Exempt Fund, which outperformed its benchmark for the one-year period and performed in-line with its benchmark for the five-year period; and

◾	the Arizona Tax-Exempt Fund, which outperformed its benchmark for the one-, three- and five-year periods.

They also considered that none of the Funds was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted that the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for

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TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as expense limitations with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other things, the Trustees noted, with respect to the Funds:

◾	actual management fees were equal to or lower than the medians of their respective peer groups and universes, with the exception of the High Yield Municipal Fund and Intermediate Tax-Exempt Fund, whose actual management fees were higher than their respective group and universe medians, and the Short-Intermediate Tax-Exempt Fund, whose actual management fees were higher than its expense universe median; and

◾	all of the Funds’ actual expenses, after reimbursement and fee waivers, were in the first quintile of their respective peer group or peer universe, with the exception of the High Yield Municipal Fund, which was in the third quintile of its peer universe and the Short-Intermediate Tax-Exempt Fund, which was in the second quintile of its peer group.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Funds had breakpoints, thus ensuring that as these Funds grew, shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that each of the Intermediate Tax-Exempt Fund and Tax-Exempt Fund had the specified asset levels as of January 31, 2020 at which one or more breakpoints on its management fees was triggered. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Funds’ asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS   124   NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Money Market Funds. Although each of the Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

The Money Market Fund and the Municipal Money Market Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

9	SCHEDULES OF INVESTMENTS

9	MONEY MARKET FUND
Ticker Symbol: NORXX

13	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

19	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

24	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

28	NOTES TO THE FINANCIAL STATEMENTS

35	FUND EXPENSES

36	APPROVAL OF MANAGEMENT AGREEMENT

40	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT     1     MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands, except per share data	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND

ASSETS:

Investments, at amortized cost, which approximates fair value	$233,615	$126,147	$10,834,085	$2,413,139

Repurchase agreements, at cost, which approximates fair value	15,500	—	6,315,582	1,186,835

Cash	266	45	101,730	—

Interest income receivable	452	38	8,271	1,815

Receivable for fund shares sold	338	125	120,927	2,526

Receivable from affiliates for expense reimbursements	6	5	377	78

Prepaid and other assets	4	2	41	18

Total Assets	250,181	126,362	17,381,013	3,604,411

LIABILITIES:

Cash overdraft	—	—	—	2

Payable for securities purchased	—	—	290,523	54,973

Payable for fund shares redeemed	—	160	27,582	4,378

Payable to affiliates:

Management fees	13	7	914	193

Custody fees	6	2	56	—

Transfer agent fees	4	2	272	58

Trustee fees	3	1	27	21

Accrued other liabilities	26	26	171	41

Total Liabilities	52	198	319,545	59,666

Net Assets	$250,129	$126,164	$17,061,468	$3,544,745

ANALYSIS OF NET ASSETS:

Capital stock	$250,129	$126,193	$17,061,078	$3,544,724

Distributable earnings	—	(29)	390	21

Net Assets	$250,129	$126,164	$17,061,468	$3,544,745

Shares Outstanding ($.0001 par value, unlimited authorization)	250,087	126,128	17,061,110	3,544,762

Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS      2     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:

Interest income	$647	$334	$31,811	$6,937

Total Investment Income	647	334	31,811	6,937

EXPENSES:

Management fees	566	295	29,031	6,259

Custody fees	28	8	586	119

Transfer agent fees	33	17	1,671	360

Registration fees	13	11	23	14

Printing fees	1	1	53	14

Professional fees	20	20	118	38

Trustee fees	4	4	60	14

Other	4	5	62	16

Total Expenses	669	361	31,604	6,834

Less expenses voluntarily reimbursed by investment adviser	(43)	(72)	(3,492)	(681)

Less expenses contractually reimbursed by investment adviser	(63)	(40)	(724)	(166)

Less custodian credits	—	(2)	—	(9)

Net Expenses	563	247	27,388	5,978

Net Investment Income	84	87	4,423	959

NET REALIZED GAINS:

Net realized gains on:

Investments	39	—	370	23

Net Gains	39	—	370	23

Net Increase in Net Assets Resulting from Operations	$123	$87	$4,793	$982

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     3     MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

	MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND

Amounts in thousands	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020	SEP 30, 2020	MAR 31, 2020
OPERATIONS:

Net investment income	$84	$10,659	$87	$3,964	$4,423	$265,616	$959	$49,536

Net realized gains	39	8	—	37	370	86	23	22

Net Increase in Net Assets Resulting from Operations	123	10,667	87	4,001	4,793	265,702	982	49,558

CAPITAL SHARE TRANSACTIONS:(1)

Net increase (decrease) in net assets resulting from capital share transactions	(194,915)	(163,371)	(88,933)	(253,066)	474,439	(2,626,753)	(57,721)	(188,717)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(194,915)	(163,371)	(88,933)	(253,066)	474,439	(2,626,753)	(57,721)	(188,717)

DISTRIBUTIONS PAID:

Distributable earnings	(85)	(10,660)	(87)	(3,964)	(4,423)	(265,869)	(959)	(49,578)

Total Distributions Paid	(85)	(10,660)	(87)	(3,964)	(4,423)	(265,869)	(959)	(49,578)

Total Increase (Decrease) in Net Assets	(194,877)	(163,364)	(88,933)	(253,029)	474,809	(2,626,920)	(57,698)	(188,737)

NET ASSETS:

Beginning of period	445,006	608,370	215,097	468,126	16,586,659	19,213,579	3,602,443	3,791,180

End of period	$250,129	$445,006	$126,164	$215,097	$17,061,468	$16,586,659	$3,544,745	$3,602,443

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      4     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	— (1)	0.02	0.02	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—

Net increase from payment by affiliate	—	—	—	—	— (3)	— (4)

Total from Investment Operations	—	0.02	0.02	0.01	—	—

LESS DISTRIBUTIONS PAID:

From net investment income	— (5)	(0.02)	(0.02)	(0.01)	— (5)	— (5)

From net realized gains	—	—	—	—	— (6)	— (6)

Total Distributions Paid	—	(0.02)	(0.02)	(0.01)	—	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(7)	0.02%	1.85%	2.05%	1.10%	0.42%	0.05%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$250,129	$445,006	$608,370	$336,019	$164,606	$7,561,742

Ratio to average net assets of:(8)

Expenses, net of reimbursements and credits(9)	0.33%	0.34%	0.35%	0.29%	0.34%	0.26%

Expenses, before reimbursements and credits	0.39%	0.37%	0.38%	0.43%	0.37%	0.36%

Net investment income, net of reimbursements and credits(9)	0.05%	1.84%	2.05%	1.09%	0.22%	0.05%

Net investment income (loss), before reimbursements and credits	(0.01)%	1.81%	2.02%	0.95%	0.19%	(0.05)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(7)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(8)	Annualized for periods less than one year.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     5     MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	— (1)	0.01	0.01	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)	—	— (2)	—	—	0.01	— (2)

Net increase from payment by affiliate	—	—	—	—	— (3)	—

Total from Investment Operations	—	0.01	0.01	0.01	0.01	—

LESS DISTRIBUTIONS PAID:

From net investment income	— (4)	(0.01)	(0.01)	(0.01)	(0.01)	— (4)

From net realized gains	—	—	—	—	— (5)	— (5)

Total Distributions Paid	—	(0.01)	(0.01)	(0.01)	(0.01)	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(6)	0.04%	1.15%	1.16%	0.79%	0.53%	0.02%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$126,164	$215,097	$468,126	$876,896	$203,856	$5,660,876

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits(8)	0.28%	0.35%	0.35%	0.22%	0.34%	0.09%

Expenses, before reimbursements and credits	0.40%	0.39%	0.37%	0.38%	0.37%	0.36%

Net investment income, net of reimbursements and credits(8)	0.09%	1.15%	1.14%	0.81%	0.11%	0.01%

Net investment income (loss), before reimbursements and credits	(0.03)%	1.11%	1.12%	0.65%	0.08%	(0.26)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $91,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(5)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      6     NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(1)	0.02	0.02	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)(2)	—		—	—	—	—	—

Total from Investment Operations	—		0.02	0.02	0.01	—	—

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	(0.02)	(0.02)	(0.01)	— (3)	— (3)

Total Distributions Paid	—		(0.02)	(0.02)	(0.01)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.03%		1.70%	1.79%	0.78%	0.12%	0.01%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$17,061,468		$16,586,659	$19,213,579	$15,995,919	$16,481,941	$3,359,761

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.31%		0.35%	0.35%	0.35%	0.35%	0.22%

Expenses, before reimbursements and credits	0.36%		0.36%	0.36%	0.36%	0.36%	0.36%

Net investment income, net of reimbursements and credits(6)	0.05%		1.70%	1.80%	0.77%	0.15%	0.01%

Net investment income (loss), before reimbursements and credits	—	%(7)	1.69%	1.79%	0.76%	0.14%	(0.13)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

(7)	Amount rounds to less than 0.01%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     7     MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	— (1)	0.02	0.02	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—

Total from Investment Operations	—	0.02	0.02	0.01	—	—

LESS DISTRIBUTIONS PAID:

From net investment income	— (3)	(0.02)	(0.02)	(0.01)	— (3)	— (3)

Total Distributions Paid	—	(0.02)	(0.02)	(0.01)	—	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.03%	1.69%	1.79%	0.78%	0.15%	0.02%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,544,745	$3,602,443	$3,791,180	$3,778,047	$3,281,067	$3,887,950

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.32%	0.35%	0.35%	0.35%	0.35%	0.20%

Expenses, before reimbursements and credits	0.36%	0.37%	0.37%	0.37%	0.36%	0.36%

Net investment income, net of reimbursements and credits(6)	0.05%	1.69%	1.78%	0.80%	0.14%	0.01%

Net investment income (loss), before reimbursements and credits	0.01%	1.67%	1.76%	0.78%	0.13%	(0.15)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      8     NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ABS COMMERCIAL PAPER – 7.5%

ABS Other – 7.5%

CAFCO LLC,

0.22%, 10/19/20(1)	$405	$405

Cedar Springs Capital Co. LLC,

0.20%, 12/1/20(1)	2,000	1,999

Charta Corp. LLC,

0.22%, 10/15/20(1)	405	405

Concord Minutemen Capital Co. LLC, Class A,

0.19%, 11/20/20(1)	1,615	1,614

Crown Point Capital Co. LLC,

0.22%, 11/20/20(1) (2)	4,000	3,999

Matchpoint Finance PLC,

0.21%, 12/3/20(1)	2,500	2,499

0.20%, 12/16/20(1)	2,600	2,599

Mont Blanc Capital Corp.,

0.21%, 11/16/20(1)	3,350	3,349

Ridgefield Funding Co. LLC,

0.20%, 11/20/20(1)	750	750

0.20%, 11/23/20(1)	1,240	1,240

		18,859

Total ABS Commercial Paper

(Cost $18,859)		18,859

CERTIFICATES OF DEPOSIT – 22.7%

Banking – 22.7%

Bank of America N.A., New York Branch,

(Floating, ICE LIBOR USD 3M + 0.02%), 0.27%, 11/3/20(3)	2,000	2,000

Bank of Montreal, Chicago Branch,

0.20%, 10/30/20	2,085	2,085

0.20%, 11/13/20	2,315	2,315

0.72%, 3/10/21	3,000	3,000

Bank of Nova Scotia, Houston Branch,

(Floating, ICE LIBOR USD 3M + 0.13%), 0.38%, 11/13/20(3)	2,000	2,000

(Floating, ICE LIBOR USD 3M + 0.09%), 0.37%, 11/16/20(4)	3,000	3,000

BMO Harris Bank N.A.,

0.25%, 10/5/20	5,000	5,000

Canadian Imperial Bank of Commerce,

1.73%, 12/1/20	2,615	2,621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CERTIFICATES OF DEPOSIT - 22.7% continued

Banking – 22.7% continued

Commonwealth Bank of Australia, New York Branch,

0.22%, 10/9/20	$3,500	$3,500

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,

0.18%, 12/11/20	2,300	2,300

Mitsubishi UFJ Trust & Banking Corp.,

0.24%, 12/11/20	3,000	3,000

MUFG Bank Ltd., London Branch,

0.24%, 11/24/20	1,485	1,485

Nordea Bank AB, New York Branch,

0.16%, 11/6/20	2,300	2,300

Oversea-Chinese Banking Corp. Ltd.,

0.30%, 12/7/20	4,000	4,000

0.29%, 12/16/20	2,000	2,000

Sumitomo Mitsui Banking Corp., New York Branch,

0.30%, 10/7/20	2,450	2,450

Svenska Handelsbanken AB, New York Branch,

1.92%, 12/23/20	1,000	1,000

Toronto Dominion Bank, London Branch,

(Floating, ICE LIBOR USD 3M + 0.05%), 0.31%, 11/30/20(4)	2,000	2,000

Toronto Dominion Bank, New York Branch,

(Floating, ICE LIBOR USD 1M + 0.31%), 0.47%, 10/20/20(3)	3,005	3,006

1.72%, 12/1/20	2,615	2,621

Wells Fargo Bank N.A.,

1.86%, 10/13/20	995	996

Westpac Banking Corp, New York Branch,

(Floating, ICE LIBOR USD 3M + 0.03%), 0.30%, 11/19/20(4)	2,000	2,000

(Floating, ICE LIBOR USD 3M + 0.15%), 0.40%, 12/7/20(3)	2,000	2,000

		56,679

Total Certificates Of Deposit

(Cost $56,679)		56,679

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     9     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL PAPER – 11.0%

Banking – 10.6%
DBS Bank Ltd.,
0.24%, 10/6/20(1)	$5,000	$5,000
0.28%, 12/16/20(1)	3,000	2,998
0.20%, 12/22/20(1)	2,500	2,499
National Bank of Canada, 0.23%, 10/8/20(1) (2)	4,000	4,000
Oversea-Chinese Banking Corp. Ltd., 0.25%, 10/9/20(1)	4,000	4,000
Royal Bank of Canada, 0.71%, 3/9/21(1)	2,000	1,994
United Overseas Bank Ltd.,
0.22%, 10/6/20(1)	2,000	2,000
0.26%, 10/21/20(1)	4,000	3,999

		26,490

Foreign Agencies – 0.4%
Dexia Credit Local S.A., 0.22%, 2/22/21(1)	1,000	999

Total Commercial Paper

(Cost $27,489)		27,489

CORPORATE NOTES/BONDS – 13.2%

Banking – 12.5%
Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 3M + 0.32%), 0.56%, 11/9/20(2) (3)	2,819	2,820
2.25%, 11/9/20	780	782
Canadian Imperial Bank of Commerce, 2.10%, 10/5/20	4,720	4,721
Commonwealth Bank of Australia, 2.20%, 11/9/20(2)	4,000	4,009
DNB Bank ASA, 2.13%, 10/2/20(2)	5,572	5,572
Royal Bank of Canada,
2.15%, 10/26/20	4,050	4,055
2.35%, 10/30/20	807	808
Skandinaviska Enskilda Banken AB, 2.63%, 11/17/20(2)	2,650	2,658
Svenska Handelsbanken AB,
(Floating, ICE LIBOR USD 3M + 0.93%), 1.23%, 10/1/20(3)	1,000	1,000
2.40%, 10/1/20	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE NOTES/BONDS - 13.2% continued
Banking – 12.5% continued
Toronto Dominion Bank, 2.50%, 12/14/20	$900	$904
UBS A.G., London Branch, 2.45%, 12/1/20(2)	800	802
Westpac Banking Corp., 2.60%, 11/23/20	2,017	2,024

		31,155

Consumer Cyclical Services – 0.3%
Visa, Inc., 2.20%, 12/14/20	750	752

Food and Beverage – 0.4%
Coca-Cola (The) Co., 1.88%, 10/27/20	1,048	1,049

Total Corporate Notes/Bonds

(Cost $32,956)		32,956

EURODOLLAR TIME DEPOSITS – 7.4%

Banking – 4.7%
Australia and New Zealand Banking Group, 0.11%, 10/6/20	690	690
Barclays Bank PLC, London Branch, 0.13%, 10/1/20	2,145	2,145
Credit Industrial et Commercial, Paris Branch, 0.10%, 10/1/20	6,885	6,885
DBS Bank Ltd., Singapore Branch, 0.20%, 10/2/20	2,045	2,045

		11,765

Foreign Local Government – 2.7%
NRW.BANK, Dusseldorf Branch, 0.10%, 10/1/20	6,810	6,810

Total Eurodollar Time Deposits

(Cost $18,575)		18,575

U.S. GOVERNMENT OBLIGATIONS – 10.0%

U.S. Treasury Bills – 8.0%
0.15%, 10/27/20(1)	15,000	14,999
0.18%, 11/10/20(1)	5,000	4,999

		19,998

See Notes to the Financial Statements.

MONEY MARKET FUNDS      10     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 10.0% continued

U.S. Treasury Floating Rate Notes – 2.0%
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.32%, 10/1/20(4)	$5,000	$4,999

Total U.S. Government Obligations

(Cost $24,997)		24,997

MUNICIPAL INVESTMENTS – 21.6%

Alaska – 3.2%
Alaska State Housing Finance Corp., Taxable Variable Revenue Refunding Bonds, State Capital Project, 0.17%, 10/8/20(5) (6)	8,000	8,000

Colorado – 3.2%
Colorado State HFA Taxable Adjustable Revenue Refunding Bonds, Series AA-1, Class I, 0.17%, 10/8/20(5) (6)	8,000	8,000

Idaho – 3.2%
Idaho State Housing & Finance Association SFM Taxable Variable Revenue Refunding Bonds, Series A, 0.16%, 10/8/20(5) (6)	7,920	7,920

Michigan – 4.3%
Michigan State Finance Authority Taxable Variable Revenue Refunding Bonds, Series C (Bank of America N.A. LOC), 0.16%, 10/8/20(5) (6)	10,900	10,900

New York – 7.7%
New York City Housing Development Corp., Multi-Family Mortgage Variable Revenue Bonds, Series A (AMT), 1405 Fifth Avenue Apartments (Citibank N.A. LOC), 0.15%, 10/8/20(5) (6)	11,240	11,240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 21.6% continued

New York – 7.7% continued
New York State Mortgage Agency Homeowner Mortgage Taxable Variable Revenue Bonds, Series 224, 0.14%, 10/8/20(5) (6)	$8,000	$8,000

		19,240

Total Municipal Investments

(Cost $54,060)		54,060

Investments, at Amortized Cost

( $233,615)		233,615

REPURCHASE AGREEMENTS – 6.2% (7)

Repurchase Agreements – 6.2%
JPMorgan Securities LLC, dated 9/30/20, repurchase price $3,001, 0.23%, 10/7/20	3,000	3,000
Royal Bank of Canada, Toronto Branch, dated 9/29/20, repurchase price $2,500, 0.20%, 10/7/20	2,500	2,500
Societe Generale S.A., dated 9/30/20, repurchase price $10,000, 0.17%, 10/1/20	10,000	10,000

		15,500

Total Repurchase Agreements

(Cost $15,500)		15,500

Total Investments – 99.6%

(Cost $249,115)		249,115
Other Assets less Liabilities – 0.4%		1,014

NET ASSETS – 100.0%		$250,129

(1)	Discount rate at the time of purchase.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(4)

Variable rate security. Rate as of September 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     11     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

(5)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)

Variable rate security. Rate as of September 30, 2020 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$16,585	2.00% — 6.80%	7/6/21 — 8/8/56

Total	$16,585

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

AMT – Alternative Minimum Tax

HFA – Housing Finance Authority

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

MMY – Money Market Yield

PLC – Public Limited Company

SFM – Single Family Mortgage

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2020, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	22.0%
2 - 15 DAYS	31.3
16 - 30 DAYS	12.2
31 - 60 DAYS	17.4
61 - 97 DAYS	14.7
98 - 180 DAYS	2.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$249,115	$—	$249,115

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      12     NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS – 100.0%

Alaska – 0.6%
Valdez City Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipelin Co. Project, 0.10%, 10/1/20(1) (2)	$750	$750

District of Columbia – 1.3%
Metropolitan Washington Airports Authority Airport System Variable Revenue Bonds, Subordinate Series D-2 (TD Bank N.A. LOC), 0.12%, 10/1/20(1) (2)	1,700	1,700

Florida – 6.2%
Florida State Housing Finance Corp., MFH Mortgage Variable Revenue Bonds, Series L, Hudson Ridge Apartments (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/20(1) (2)	1,000	1,000
Florida State Housing Finance Corp., MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 0.12%, 10/8/20(1) (2)	3,500	3,500
Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital Adventist Health System, 0.12%, 10/8/20(1) (2)	1,975	1,975
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health, 0.11%, 10/8/20(1) (2)	1,300	1,300

		7,775

Georgia – 2.1%
Savannah EDA Exempt Facility Variable Revenue Bonds (AMT), Consolidated Utilities Project (Branch Banking & Trust Co. LOC), 0.22%, 10/8/20(1) (2)	2,630	2,630

Illinois – 16.5%
Aurora Variable Revenue Bonds, Counseling Center Fox Valley Project (BMO Harris Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	1,210	1,210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 100.0% continued

Illinois – 16.5% continued
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	$2,850	$2,850
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Aurora University (BMO Harris Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	2,100	2,100
Illinois State Finance Authority Adjustable Revenue Bonds, Chicago Symphony Orchestra (PNC Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	5,000	5,000
Illinois State Finance Authority Variable Revenue Bonds, Northwestern Memorial Hospital University, 0.10%, 10/1/20(1) (2)	800	800
Illinois State Finance Authority Variable Revenue Bonds, Series A, McKinley Foundation Project (Keybank N.A. LOC), 0.23%, 10/8/20(1) (2)	4,965	4,965
Illinois State Finance Authority Variable Revenue Bonds, Series B, University of Chicago Medical Center (Wells Fargo Bank N.A. LOC), 0.12%, 10/1/20(1) (2)	400	400
Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical (PNC Bank N.A. LOC), 0.10%, 10/1/20(1) (2)	1,500	1,500
Illinois State Finance Authority Variable Revenue Bonds, Wbez Alliance Inc., Project (BMO Harris Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	600	600
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-XF253, 0.15%, 10/8/20(1) (2) (3)	1,400	1,400

		20,825

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     13     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 100.0% continued

Indiana – 1.1%
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series J, Sisters of St. Francis (Barclays Bank PLC LOC), 0.12%, 10/1/20(1) (2)	$1,400	$1,400

Iowa – 4.3%
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 0.12%, 10/8/20(1) (2)	300	300
Iowa State Higher Education Loan Authority Private College Facilities Variable Revenue Bonds, Loras College Project (Bank of America N.A. LOC), 0.12%, 10/1/20(1) (2)	400	400
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 0.12%, 10/1/20(1) (2)	1,000	1,000
Tender Option Bond Trust Receipts/Certifcates Floater Revenue Bonds, Series 2017-XM0492, 0.15%, 10/8/20(1) (2) (3)	3,750	3,750

		5,450

Kentucky – 0.8%
Lexington-Fayette Urban County Government Variable Revenue Refunding Bonds, Eastland Parkway (Traditional Bank Inc., LOC), 0.48%, 10/8/20(1) (2)	955	955

Maryland – 0.2%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Odenton Christian School (PNC Bank N.A. LOC), 0.12%, 10/8/20(1) (2)	235	235

Massachusetts – 4.4%
Blackrock Muniyield Quality Fund III, Inc., Variable Tax-Exempt Preferreds Bonds (AMT), 0.22%, 10/8/20(1) (2) (3)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 100.0% continued

Massachusetts – 4.4% continued
Massachusetts State Development Finance Agency Mass Credit Revenue Bonds, Series A, Wilber School Apartments (Bank of America N.A. LOC), 0.12%, 10/8/20(1) (2)	$500	$500

		5,500

Minnesota – 9.7%
City of Eden Prairie Minnesota MFH Variable Revenue Refunding Bonds, Eden Glen Apartments Project (Bridgewater Bank LOC), 0.25%, 10/8/20(1) (2)	2,135	2,135
Minnesota State Higher Education Facilities Authority Variable Revenue Bonds, Series 6Q, Concordia University, St. Paul (U.S. Bank N.A. LOC), 0.15%, 10/1/20(1) (2)	2,600	2,600
Minnetonka MFH Variable Revenue Bonds, Tonka Creek Project (Bridgewater Bank LOC), 0.20%, 10/8/20(1) (2)	2,430	2,430
Owatonna City Housing Variable Revenue Refunding Bonds, Series A, Second Century Project (Bridgewater Bank LOC), 0.23%, 10/8/20(1) (2)	1,720	1,720
Saint Louis Park MFH Variable Revenue Bonds, Shoreham Project (Bridgewater Bank LOC), 0.20%, 10/8/20(1) (2)	3,410	3,410

		12,295

Mississippi – 2.6%
Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 0.10%, 10/1/20(1) (2)	500	500
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series A, Chevron U.S.A., Inc., 0.08%, 10/8/20(1) (2)	800	800

See Notes to the Financial Statements.

MONEY MARKET FUNDS      14     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued

Mississippi – 2.6% continued
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series A, Chevron U.S.A., Inc. Project, 0.10%, 10/1/20(1) (2)	$350	$350
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project, 0.10%, 10/1/20(1) (2)	700	700
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project, 0.10%, 10/1/20(1) (2)	210	210
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 0.10%, 10/1/20(1) (2)	700	700

		3,260

Missouri – 1.5%
Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC), 0.18%, 10/8/20(1) (2)	100	100
Saint Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA Insured), 0.12%, 10/8/20(1) (2)	295	295
Saint Louis Missouri City IDA Variable Revenue Bonds, Mid-America Transplant Services (BMO Harris Bank N.A. LOC), 0.15%, 10/1/20(1) (2)	1,500	1,500

		1,895

Nebraska – 4.0%
Custer County Midwestern Disaster Variable Revenue Bonds, Andersons Inc., Project (U.S. Bank N.A. LOC), 0.18%, 10/8/20(1) (2)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued

Nevada – 0.2%
Clark County Airport System Variable Revenue Bonds, Subordinate Lien, Series D-1 (Mitsui Banking LOC), 0.13%, 10/8/20(1) (2)	$300	$300

New York – 0.6%
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	700	715

North Carolina – 0.9%
Raleigh Comb Enterprise System Variable Revenue Bonds, Series B, 0.12%, 10/8/20(1) (2)	1,200	1,200

Ohio – 0.5%
Ohio State Adjustable G.O. Unlimited Bonds, Series D, Common Schools, 0.12%, 10/8/20(1) (2)	410	410
Ross County Hospital Adjustable Revenue Bonds, Adena Health System (PNC Bank N.A. LOC), 0.12%, 10/8/20(1) (2)	290	290

		700

Oregon – 0.2%
Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC), 0.21%, 10/8/20(1) (2)	300	300

Pennsylvania – 15.5%
Bucks County IDA Hospital Variable Revenue Bonds, Series A, Grand View Hospital (TD Bank N.A. LOC), 0.12%, 10/8/20(1) (2)	5,000	5,000
Lancaster County Hospital Authority Senior Living Facilities Variable Revenue Bonds, Quarryville Presbyterian (Manufacturers & Traders LOC), 0.16%, 10/8/20(1) (2)	6,600	6,600
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds (TD Bank N.A. LOC), 0.12%, 10/8/20(1) (2)	2,900	2,900

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     15     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued

Pennsylvania – 15.5% continued
RBC Municipal Products, Inc., Trust Revenue Bonds, Series E-101, Floater Certificates (Royal Bank of Canada LOC), 0.15%, 10/8/20(1) (2)	$5,000	$5,000

		19,500

Rhode Island – 0.5%
Rhode Island State Health & Educational Building Corp., Higher Educational Facilities Variable Revenue Refunding Bonds, Bryant University (TD Bank N.A. LOC), 0.14%, 10/8/20(1) (2)	600	600

South Carolina – 0.4%
South Carolina Jobs-EDA Economic Development Hospital Variable Revenue Bonds, Prisma Health Obligation Group (U.S. Bank N.A. LOC), 0.10%, 10/1/20(1) (2)	500	500

Tennessee – 5.6%
Greeneville Health & Educational Facilities Board Hospital Variable Revenue Bonds, Series B, Ballad Health (U.S. Bank N.A. LOC), 0.11%, 10/8/20(1) (2)	1,800	1,800
Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series V-B-1 (Branch Banking & Trust Co. LOC), 0.15%, 10/8/20(1) (2)	5,325	5,325

		7,125

Texas – 12.6%
Bowie County Industrial Development Corp., Adjustable Revenue Bonds, Texarkana Newspapers Inc. (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/1/20(1) (2)	500	500
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 0.16%, 10/8/20(1) (2)	4,700	4,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued

Texas – 12.6% continued
Lower Neches Valley Authority Industrial Development Corp., Variable Revenue Bonds, Exxonmobil Project, 0.09%, 10/1/20(1) (2)	$315	$315
Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.), 0.22%, 10/8/20(1) (2)	1,960	1,960
Port of Arthur Navigation District Industrial Development Corp., Variable Revenue Bonds, Total Petrochemicals, 0.18%, 10/8/20(1) (2)	2,600	2,600
Tarrant County Cultural Education Facilities Finance Corp., Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank N.A. LOC), 0.13%, 10/1/20(1) (2)	1,200	1,200
Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 0.18%, 10/8/20(1) (2)	170	170
Texas State TRANS, 4.00%, 8/26/21	3,000	3,102
University of Texas System Bonds, 0.45%, 2/18/21	1,300	1,300

		15,847

Utah – 2.3%
Murray City Hospital Variable Revenue Bonds, Series D, IHC Health Services Inc., 0.10%, 10/1/20(1) (2)	900	900
Utah State Corp.,MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC LOC), 0.16%, 10/8/20(1) (2)	2,050	2,050

		2,950

See Notes to the Financial Statements.

MONEY MARKET FUNDS      16     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued

Virginia – 1.1%
Virginia State Small Business Financing Authority Variable Revenue Refunding Bonds, Virginia State University Real Estate (Bank of America N.A. LOC), 0.14%, 10/1/20(1) (2)	$1,345	$1,345

Washington – 3.2%
Washington State Higher Education Facilities Authority Variable Revenue Bonds, Whitman College Project, 0.15%, 10/8/20(1) (2)	2,915	2,915
Washington State Housing Finance Commission Nonprofit Variable Revenue Bonds, Evergreen School Project (Wells Fargo Bank N.A. LOC), 0.13%, 10/8/20(1) (2)	1,100	1,100

		4,015

West Virginia – 1.1%
West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 0.15%, 10/8/20(1) (2)	1,380	1,380

Total Municipal Investments

(Cost $126,147)		126,147

Total Investments – 100.0%

(Cost $126,147)		126,147

Other Assets less Liabilities – 0.0%		17

NET ASSETS – 100.0%		$126,164

(1)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of September 30, 2020 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

EDA – Economic Development Authority

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

IDA – Industrial Development Authority

LOC–Letter of Credit

MFH – Multi-Family Housing

PLC – Public Limited Company

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS

County	5.2%

Hospital	21.8

Housing	12.5

IDB & PCR	8.8

School	5.2

State	10.9

University	11.1

Water & Sewer	10.2

All other sectors less than 5%	14.3

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     17     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%

OVERNIGHT (ONE BUSINESS DAY)	47.0%

2 - 15 DAYS	1.7

16 - 30 DAYS	7.2

31 - 60 DAYS	16.0

61 - 97 DAYS	18.3

98 - 180 DAYS	9.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by Municipal Money Market Fund(1)	$—	$126,147	$—	$126,147
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      18     NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.7% (1)

Federal Farm Credit Bank – 6.2%
FFCB Discount Notes,
1.63%, 10/26/20(2)	$20,000	$19,978
1.62%, 11/3/20(2)	15,000	14,978
0.20%, 11/4/20(2)	10,000	9,989
1.62%, 11/4/20(2)	20,000	19,979
1.63%, 11/10/20(2)	57,000	56,898
1.63%, 11/17/20(2)	34,000	33,928
0.11%, 1/19/21(2)	7,830	7,827
0.12%, 2/12/21(2)	1,570	1,569
0.13%, 3/12/21(2)	3,500	3,498
0.13%, 4/6/21(2)	940	939
0.13%, 4/7/21(2)	20,000	19,986
0.13%, 4/14/21(2)	2,750	2,748
0.13%, 5/5/21(2)	3,000	2,998
0.13%, 5/11/21(2)	3,000	2,998
0.14%, 7/20/21(2)	15,000	14,983
0.14%, 7/21/21(2)	10,000	9,989
0.15%, 8/10/21(2)	11,000	10,986
FFCB Notes,
(Floating, U.S. SOFR + 0.07%), 0.14%, 10/1/20(3)	85,000	85,000
(Floating, U.S. SOFR + 0.08%), 0.15%, 10/1/20(3)	19,000	19,000
(Floating, ICE LIBOR USD 3M - 0.14%), 0.16%, 10/1/20(4)	75,000	75,000
(Floating, U.S. Federal Funds + 0.07%) , 0.16%, 10/1/20(3)	55,000	54,995
(Floating, U.S. Federal Funds + 0.10%), 0.19%, 10/1/20(3)	160,000	159,979
(Floating, U.S. SOFR + 0.14%), 0.21%, 10/1/20(3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%) , 0.22%, 10/1/20(3)	30,000	30,000
(Floating, U.S. SOFR + 0.18%), 0.25%, 10/1/20(3)	15,000	15,000
(Floating, U.S. SOFR + 0.19%), 0.26%, 10/1/20(3)	35,000	35,000
(Floating, U.S. SOFR + 0.20%) , 0.27%, 10/1/20(3)	80,000	80,000
(Floating, U.S. Federal Funds + 0.22%), 0.31%, 10/1/20(3)	65,000	64,995
(Floating, U.S. SOFR + 0.32%), 0.39%, 10/1/20(3)	60,000	60,000
(Floating, U.S. SOFR + 0.35%), 0.42%, 10/1/20(3)	40,000	40,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.7% (1) continued

Federal Farm Credit Bank – 6.2% continued
(Floating, U.S. Federal Funds + 0.40%), 0.49%, 10/1/20(3)	$15,000	$15,000
(Floating, ICE LIBOR USD 1M + 0.09%), 0.25%, 10/5/20(3)	55,000	55,000

		1,053,240

Federal Home Loan Bank – 16.2%
FHLB Bonds,
0.12%, 10/23/20(3) (5)	40,000	39,998
1.63%, 10/28/20	36,500	36,502
0.19%, 12/10/20	80,000	79,998
0.20%, 12/11/20	40,000	40,000
0.11%, 1/25/21	30,000	29,999
0.16%, 2/16/21	110,000	109,998
0.12%, 2/18/21	75,000	74,998
0.10%, 2/25/21	115,000	114,996
0.12%, 3/10/21	45,000	44,998
0.14%, 5/24/21	35,000	34,998
FHLB Discount Notes,
0.15%, 10/1/20(2)	35,000	35,000
0.16%, 11/20/20(2)	70,000	69,984
0.58%, 12/7/20(2)	130,000	129,860
0.35%, 12/29/20(2)	100,000	99,913
0.19%, 1/11/21(2)	85,000	84,954
0.45%, 3/8/21(2)	41,000	40,919
0.11%, 3/26/21(2)	100,000	99,947
0.21%, 4/22/21(2)	100,000	99,882
FHLB Notes,
(Floating, U.S. SOFR + 0.01%) , 0.08%, 10/1/20(3)	80,000	80,000
(Floating, U.S. SOFR + 0.02%) , 0.09%, 10/1/20(3)	480,000	480,000
(Floating, U.S. SOFR + 0.06%), 0.13%, 10/1/20(3)	45,000	45,000
(Floating, U.S. SOFR + 0.07%), 0.14%, 10/1/20(3)	35,000	35,000
(Floating, U.S. SOFR + 0.08%), 0.15%, 10/1/20(3)	160,000	160,000
(Floating, U.S. SOFR + 0.14%), 0.21%, 10/1/20(3)	85,000	85,000
(Floating, U.S. SOFR + 0.15%), 0.22%, 10/1/20(3)	70,000	70,000
(Floating, U.S. SOFR + 0.16%), 0.23%, 10/1/20(3)	65,000	65,000
(Floating, U.S. SOFR + 0.23%), 0.30%, 10/1/20(3)	85,000	85,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     19     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 28.7% (1) continued

Federal Home Loan Bank – 16.2% continued

(Floating, U.S. SOFR + 0.27%),

0.34%, 10/1/20(3)	$40,000	$40,000

(Floating, ICE LIBOR USD 3M -

0.17%), 0.13%, 10/6/20(3)	25,000	25,000

(Floating, ICE LIBOR USD 3M -

0.17%), 0.11%, 10/8/20(3)	100,000	100,000

(Floating, ICE LIBOR USD 3M -

0.17%), 0.10%, 10/9/20(3)	100,000	100,000

(Floating, ICE LIBOR USD 3M -

0.14%), 0.12%, 11/3/20(4)	130,000	130,000

		2,766,944

Federal Home Loan Mortgage Corporation – 2.7%

FHLMC Bonds,

2.38%, 2/16/21	45,000	45,204

FHLMC Discount Notes,

0.15%, 11/12/20(2)	275,000	274,952

FHLMC Notes,

(Floating, U.S. SOFR + 0.05%),

0.12%, 10/1/20(3)	10,000	10,000

(Floating, U.S. SOFR + 0.10%) ,

0.17%, 10/1/20(3)	45,000	45,000

(Floating, U.S. SOFR + 0.14%),

0.21%, 10/1/20(3)	90,000	90,000

		465,156

Federal National Mortgage Association – 3.6%

FNMA Notes,

(Floating, U.S. SOFR + 0.19%),

0.26%, 10/1/20(3)	250,000	250,000

(Floating, U.S. SOFR + 0.23%) ,

0.30%, 10/1/20(3)	50,000	50,024

(Floating, U.S. SOFR + 0.31%),

0.38%, 10/1/20(3)	75,000	75,000

(Floating, U.S. SOFR + 0.32%),

0.39%, 10/1/20(3)	75,000	75,000

(Floating, U.S. SOFR + 0.35%),

0.42%, 10/1/20(3)	75,000	75,000

(Floating, U.S. SOFR + 0.39%),

0.46%, 10/1/20(3)	85,000	85,000

		610,024

Total U.S. Government Agencies

(Cost $4,895,364)		4,895,364

U.S. GOVERNMENT OBLIGATIONS – 34.8%

U.S. Treasury Bills – 28.1%
0.14%, 10/13/20(2)	20,000	19,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 34.8% continued

U.S. Treasury Bills – 28.1% continued

0.15%, 10/13/20(2)	$215,000	$214,989

0.22%, 10/15/20(2)	40,000	39,997

0.15%, 10/20/20(2)	180,000	179,985

0.16%, 10/22/20(2)	130,000	129,988

0.16%, 10/29/20(2)	50,000	49,994

0.10%, 11/3/20(2)	85,000	84,989

0.17%, 11/3/20(2)	85,000	84,989

0.16%, 11/5/20(2)	125,000	124,981

0.18%, 11/10/20(2)	100,000	99,980

0.11%, 11/17/20(2)	40,000	39,992

0.19%, 11/17/20(2)	65,000	64,986

0.18%, 11/24/20(2)	50,000	49,986

0.10%, 11/27/20(2)	6,255	6,254

0.16%, 12/1/20(2)	30,000	29,992

0.10%, 12/3/20(2)	80,000	79,979

0.17%, 12/3/20(2)	90,000	89,977

0.18%, 12/3/20(2)	50,000	49,987

0.15%, 12/8/20(2)	130,000	129,962

0.11%, 12/10/20(2)	70,000	69,979

0.19%, 12/10/20(2)	85,000	84,975

0.19%, 12/17/20(2)	125,000	124,951

0.10%, 12/24/20(2)	60,350	60,331

0.18%, 12/24/20(2)	50,000	49,984

0.12%, 1/7/21(2)	105,000	104,959

0.16%, 1/7/21(2)	40,000	39,984

0.17%, 1/7/21(2)	85,000	84,966

0.11%, 1/12/21(2)	100,000	99,969

0.13%, 1/21/21(2)	85,000	84,966

0.13%, 1/28/21(2)	120,000	119,942

0.17%, 1/28/21(2)	135,000	134,935

0.11%, 2/4/21(2)	23,955	23,946

0.12%, 2/9/21(2)	175,000	174,925

0.12%, 2/11/21(2)	145,000	144,936

0.12%, 2/16/21(2)	65,000	64,970

0.12%, 2/18/21(2)	200,000	199,901

0.14%, 2/18/21(2)	85,000	84,958

0.12%, 2/25/21(2)	65,165	65,124

0.18%, 2/25/21(2)	95,000	94,940

0.10%, 3/2/21(2)	152,780	152,715

0.11%, 3/4/21(2)	40,000	39,980

0.12%, 3/4/21(2)	100,000	99,951

0.10%, 3/9/21(2)	75,000	74,966

0.12%, 3/11/21(2)	100,000	99,945

See Notes to the Financial Statements.

MONEY MARKET FUNDS      20     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 34.8% continued

U.S. Treasury Bills – 28.1% continued

0.13%, 3/11/21(2)	$85,000	$84,953

0.12%, 3/25/21(2)	115,000	114,891

0.18%, 3/25/21(2)	95,000	94,910

0.26%, 3/25/21(2)	165,000	164,844

0.11%, 4/1/21(2)	130,000	129,930

0.14%, 7/15/21(2)	60,000	59,935

0.14%, 8/12/21(2)	150,000	149,818

0.14%, 9/9/21(2)	40,000	39,948

		4,791,433

U.S. Treasury Floating Rate Notes – 1.8%

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.22%, 10/1/20(3)	70,000	69,977

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.32%, 10/1/20(3)	245,000	244,969

		314,946

U.S. Treasury Notes – 4.9%

1.63%, 10/15/20	35,000	35,000

1.38%, 10/31/20	80,000	79,982

2.88%, 10/31/20	240,000	240,238

1.63%, 11/30/20	65,000	64,994

2.75%, 11/30/20	155,000	155,275

1.88%, 12/15/20	30,000	30,015

2.50%, 1/31/21	70,000	70,259

1.38%, 5/31/21	55,000	55,454

2.00%, 5/31/21	55,000	55,684

1.13%, 9/30/21	45,000	45,441

		832,342

Total U.S. Government Obligations

(Cost $5,938,721)		5,938,721

Investments, at Amortized Cost

($10,834,085)		10,834,085

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS – 37.0%

Joint Repurchase Agreements – 0.7% (6) (7)

Bank of America Securities LLC, dated 9/30/20, repurchase price

$59,481,

0.07%, 10/7/20	$59,480	$59,480

Societe Generale, New York Branch,dated 9/30/20, repurchase price

$59,481,

0.06%, 10/7/20	59,480	59,480

		118,960

Repurchase Agreements – 36.3% (8)

Barclays Capital, Inc., dated

8/31/20, repurchase price

$50,004,

0.10%, 10/1/20	50,000	50,000

BNY Mellon Capital Markets LLC,dated 9/30/20, repurchase price

$750,002,

0.08%, 10/1/20	750,000	750,000

Citigroup Global Markets, Inc.,dated 9/30/20, repurchase price

$61,835,

0.06%, 10/1/20	171,622	171,622

Deutsche Bank A.G., dated 9/30/20, repurchase price

$75,000,

0.06%, 10/1/20	75,000	75,000

Fixed Income Clearing Corp., dated

9/30/20, repurchase price

$825,002,

0.07%, 10/1/20	825,000	825,000

JPMorgan Securities LLC, dated

9/30/20, repurchase price

$150,017,

0.12%, 1/3/21	150,000	150,000

JPMorgan Securities LLC, dated

9/30/20, repurchase price

$250,001,

0.08%, 10/1/20	350,000	350,000

NatWest Markets PLC, dated

9/29/20, repurchase price

$1,000,012,

0.06%, 10/6/20	1,000,000	1,000,000

NatWest Markets PLC, dated

9/29/20, repurchase price

$250,003,

0.07%, 10/6/20	250,000	250,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     21     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 37.0% continued

Repurchase Agreements – 36.3% (8) continued

NatWest Markets PLC, dated

9/30/20, repurchase price

$250,000,

0.06%, 10/1/20	$250,000	$250,000

Nomura Securities International, Inc.,dated 9/30/20, repurchase price

$1,775,004,

0.07%, 10/1/20	1,775,000	1,775,000

Royal Bank of Canada, New York Branch, dated 9/29/20,repurchase price $550,009,

0.08%, 10/6/20	550,000	550,000

		6,196,622

Total Repurchase Agreements

(Cost $6,315,582)		6,315,582

Total Investments – 100.5%

(Cost $17,149,667)		17,149,667

Liabilities less Other Assets – (0.5%)		(88,199)

NET ASSETS – 100.0%		$17,061,468

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(5)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(7)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$60,097	2.13%—2.75%	2/15/40—11/15/42

U.S. Treasury Notes	$60,917	0.63%—2.25%	7/15/21—12/31/24

Total	$121,014

(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$509,589	0.00%—5.50%	10/14/20—7/15/36

FHLMC	$665,066	0.00%—6.75%	12/1/20—10/1/50

FNMA	$637,996	0.00%—7.25%	10/25/20—8/1/50

GNMA	474,171	2.00%—8.50%	10/20/25—10/15/55

TVA	$93,108	0.00%—7.13%	2/15/21—9/15/65

U.S. Treasury Bills	$628,583	0.00%	10/1/20—9/9/21

U.S. Treasury Bonds	$1,290,517	0.00%—7.50%	11/15/21—5/15/50

U.S. Treasury Notes	$2,032,232	0.13%—3.63%	10/31/20—8/15/30

Total	$6,331,262

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET FUNDS      22     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%

OVERNIGHT (ONE BUSINESS DAY)	40.9%

2 - 15 DAYS	14.0

16 - 30 DAYS	3.1

31 - 60 DAYS	9.7

61 - 97 DAYS	8.7

98 - 180 DAYS	18.8

181 - 270 DAYS	2.4

271 - 366 DAYS	2.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by U.S. Government Money Market Fund(1)	$—	$17,149,667	$—	$17,149,667

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     23     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.1% (1)

Federal Farm Credit Bank – 10.0%
FFCB Discount Notes,
1.63%, 10/26/20(2)	$2,000	$1,998
1.62%, 11/3/20(2)	2,000	1,997
0.20%, 11/4/20(2)	2,000	1,998
1.62%, 11/4/20(2)	5,000	4,994
1.62%, 11/10/20(2)	5,000	4,991
1.63%, 11/10/20(2)	2,000	1,996
0.19%, 11/17/20(2)	5,000	4,993
1.63%, 11/17/20(2)	7,000	6,991
0.11%, 1/19/21(2)	1,680	1,679
0.12%, 2/12/21(2)	330	330
0.13%, 3/12/21(2)	2,000	1,999
0.19%, 3/16/21(2)	12,000	11,990
0.13%, 4/6/21(2)	200	200
0.13%, 4/14/21(2)	1,250	1,249
0.13%, 5/5/21(2)	1,500	1,499
0.13%, 5/11/21(2)	1,500	1,499
0.14%, 7/21/21(2)	5,000	4,994
0.14%, 8/3/21(2)	8,000	7,991
0.15%, 8/10/21(2)	2,000	1,997
FFCB Notes,
(Floating, U.S. SOFR + 0.07%), 0.14%, 10/1/20(3)	20,000	20,000
(Floating, U.S. SOFR + 0.08%), 0.15%, 10/1/20(3)	14,000	14,000
(Floating, ICE LIBOR USD 3M - 0.14%), 0.16%, 10/1/20(4)	15,000	15,000
(Floating, U.S. Federal Funds + 0.07%) , 0.16%, 10/1/20(3)	10,000	9,999
(Floating, U.S. SOFR + 0.09%), 0.16%, 10/1/20(3)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 0.18%, 10/1/20(3)	25,000	24,998
(Floating, U.S. Federal Funds + 0.10%), 0.19%, 10/1/20(3)	30,000	29,996
(Floating, U.S. SOFR + 0.14%), 0.21%, 10/1/20(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 0.22%, 10/1/20(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 0.23%, 10/1/20(3)	10,000	10,001
(Floating, U.S. SOFR + 0.18%), 0.25%, 10/1/20(3)	28,000	27,998
(Floating, U.S. SOFR + 0.19%), 0.26%, 10/1/20(3)	6,000	6,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.1% (1) continued

Federal Farm Credit Bank – 10.0% continued
(Floating, U.S. SOFR + 0.20%), 0.27%, 10/1/20(3)	$16,000	$16,000
(Floating, U.S. Federal Funds + 0.22%), 0.31%, 10/1/20(3)	15,000	14,999
(Floating, U.S. SOFR + 0.32%), 0.39%, 10/1/20(3)	10,000	10,000
(Floating, U.S. SOFR + 0.35%), 0.42%, 10/1/20(3)	40,000	40,000
(Floating, U.S. SOFR + 0.38%), 0.45%, 10/1/20(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.40%), 0.49%, 10/1/20(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.09%), 0.25%, 10/5/20(3)	10,000	10,000

		354,376

Federal Home Loan Bank – 22.1%
FHLB Bonds,
1.63%, 10/28/20	7,570	7,570
0.19%, 12/10/20	20,000	19,999
0.20%, 12/11/20	10,000	10,000
0.11%, 1/25/21	5,000	5,000
0.16%, 2/16/21	25,000	25,000
0.12%, 2/18/21	50,000	49,999
0.10%, 2/25/21	25,000	24,999
0.12%, 3/10/21	10,000	9,999
0.14%, 5/24/21	5,000	5,000
FHLB Discount Notes,
0.15%, 10/1/20(2)	10,000	10,000
0.15%, 10/15/20(2)	145,000	144,992
0.16%, 11/20/20(2)	15,000	14,997
0.58%, 12/7/20(2)	30,000	29,968
0.35%, 12/29/20(2)	20,000	19,983
0.19%, 1/11/21(2)	20,000	19,989
0.45%, 3/8/21(2)	9,000	8,982
0.11%, 3/26/21(2)	20,000	19,989
0.21%, 4/22/21(2)	5,000	4,994
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 0.08%, 10/1/20(3)	15,000	15,000
(Floating, U.S. SOFR + 0.02%), 0.09%, 10/1/20(3)	50,000	50,000
(Floating, U.S. SOFR + 0.03%), 0.10%, 10/1/20(3)	30,000	30,000
(Floating, U.S. SOFR + 0.06%), 0.13%, 10/1/20(3)	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS      24     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 32.1% (1) continued

Federal Home Loan Bank – 22.1% continued

(Floating, U.S. SOFR + 0.07%), 0.14%, 10/1/20(3)	$5,000	$5,000

(Floating, U.S. SOFR + 0.08%), 0.15%, 10/1/20(3)	35,000	35,000

(Floating, U.S. SOFR + 0.12%), 0.19%, 10/1/20(3)	6,000	6,000

(Floating, U.S. SOFR + 0.14%), 0.21%, 10/1/20(3)	20,000	20,000

(Floating, U.S. SOFR + 0.15%), 0.22%, 10/1/20(3)	15,000	15,000

(Floating, U.S. SOFR + 0.16%), 0.23%, 10/1/20(3)	15,000	15,000

(Floating, U.S. SOFR + 0.17%), 0.24%, 10/1/20(3)	30,000	30,000

(Floating, U.S. SOFR + 0.19%), 0.26%, 10/1/20(3)	25,000	25,000

(Floating, U.S. SOFR + 0.23%), 0.30%, 10/1/20(3)	20,000	20,000

(Floating, U.S. SOFR + 0.27%), 0.34%, 10/1/20(3)	10,000	10,000

(Floating, ICE LIBOR USD 3M - 0.17%), 0.11%, 10/8/20(3)	15,000	15,000

(Floating, ICE LIBOR USD 3M - 0.17%), 0.10%, 10/9/20(3)	20,000	20,000

0.12%, 10/23/20(3) (5)	10,000	9,999

(Floating, ICE LIBOR USD 3M - 0.14%), 0.12%, 11/3/20(4)	25,000	25,000

		782,459

Total U.S. Government Agencies

(Cost $1,136,835)		1,136,835

U.S. GOVERNMENT OBLIGATIONS – 35.3%

U.S. Treasury Bills – 26.4%

0.14%, 10/13/20(2)	5,000	5,000

0.15%, 10/13/20(2)	50,000	49,997

0.22%, 10/15/20(2)	10,000	9,999

0.15%, 10/20/20(2)	40,000	39,997

0.16%, 10/22/20(2)	30,000	29,997

0.10%, 11/3/20(2)	20,000	19,998

0.17%, 11/3/20(2)	20,000	19,998

0.16%, 11/5/20(2)	25,000	24,996

0.18%, 11/10/20(2)	20,000	19,996

0.11%, 11/17/20(2)	10,000	9,998

0.19%, 11/17/20(2)	15,000	14,997

0.18%, 11/24/20(2)	10,000	9,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 35.3% continued

U.S. Treasury Bills – 26.4% continued

0.16%, 12/1/20(2)	$10,000	$9,997

0.10%, 12/3/20(2)	15,000	14,996

0.17%, 12/3/20(2)	20,000	19,995

0.18%, 12/3/20(2)	10,000	9,997

0.15%, 12/8/20(2)	25,000	24,993

0.11%, 12/10/20(2)	15,000	14,996

0.19%, 12/10/20(2)	20,000	19,994

0.19%, 12/17/20(2)	25,000	24,990

0.10%, 12/24/20(2)	12,795	12,791

0.18%, 12/24/20(2)	10,000	9,997

0.12%, 1/7/21(2)	25,000	24,990

0.16%, 1/7/21(2)	10,000	9,996

0.17%, 1/7/21(2)	20,000	19,992

0.11%, 1/12/21(2)	20,000	19,994

0.17%, 1/28/21(2)	30,000	29,985

0.12%, 2/9/21(2)	35,000	34,985

0.12%, 2/11/21(2)	30,000	29,987

0.12%, 2/16/21(2)	15,000	14,993

0.12%, 2/18/21(2)	25,000	24,987

0.14%, 2/18/21(2)	20,000	19,990

0.12%, 2/25/21(2)	10,000	9,994

0.18%, 2/25/21(2)	8,000	7,995

0.10%, 3/2/21(2)	32,220	32,206

0.11%, 3/4/21(2)	10,000	9,995

0.12%, 3/4/21(2)	20,000	19,990

0.10%, 3/9/21(2)	25,000	24,989

0.12%, 3/11/21(2)	25,000	24,986

0.13%, 3/11/21(2)	20,000	19,989

0.12%, 3/25/21(2)	25,000	24,980

0.18%, 3/25/21(2)	20,000	19,984

0.26%, 3/25/21(2)	10,000	9,992

0.11%, 4/1/21(2)	30,000	29,984

0.14%, 7/15/21(2)	15,000	14,984

0.14%, 8/12/21(2)	30,000	29,964

0.14%, 9/9/21(2)	10,000	9,987

		937,634

U.S. Treasury Floating Rate Notes – 2.3%

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.22%, 10/1/20(3)	20,000	19,994

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     25     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.3% continued

U.S. Treasury Floating Rate Notes – 2.3% continued

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.25%, 10/1/20(3)	$15,000	$14,995
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.32%, 10/1/20(3)	45,000	44,995

		79,984

U.S. Treasury Notes – 6.6%
1.63%, 10/15/20	5,000	5,000
2.88%, 10/31/20	45,000	45,045
2.63%, 11/15/20	20,000	20,024
1.63%, 11/30/20	15,000	14,999
2.75%, 11/30/20	30,000	30,053
1.88%, 12/15/20	5,000	5,002
2.50%, 1/31/21	15,000	15,055
1.13%, 2/28/21	58,000	58,112
1.38%, 5/31/21	15,000	15,124
2.00%, 5/31/21	15,000	15,186
1.13%, 9/30/21	10,000	10,098

		233,698

Total U.S. Government Obligations

(Cost $1,251,314)		1,251,316

Investments, at Amortized Cost

( $2,388,149)		2,388,151

REPURCHASE AGREEMENTS – 33.5% (6)

Repurchase Agreements – 33.5%

Bank of America N.A., dated 9/30/20, repurchase price $250,001, 0.08%, 10/1/20	250,000	250,000
Canadian Imperial Bank of Commerce, dated 9/21/20, repurchase price $100,004, 0.09%, 10/7/20	100,000	100,000
Canadian Imperial Bank of Commerce, dated 9/24/20, repurchase price $300,008, 0.08%, 10/7/20	300,000	300,000
Citigroup Global Markets, Inc., dated 9/30/20, repurchase price $61,835, 0.06%, 10/1/20	61,835	61,835

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 33.5% (6) continued

Repurchase Agreements – 33.5% continued

Fixed Income Clearing Corp., dated 9/30/20, repurchase price $175,000, 0.07%, 10/1/20	$175,000	$175,000
HSBC Securities (U.S.A.), Inc., dated 9/30/20, repurchase price $50,000, 0.06%, 10/1/20	50,000	50,000
JPMorgan Securities LLC, dated 9/30/20, repurchase price $250,001, 0.08%, 10/1/20	250,000	250,000

		1,186,835

Total Repurchase Agreements

(Cost $1,186,835)		1,186,835

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.7%

U.S. Treasury Bill, 0.13%, 1/28/21(2)	$25,000	$24,988

Total Short-Term Investments

(Cost $24,990)		24,988

Total Investments – 101.6%

(Cost $3,599,974)		3,599,974

Liabilities less Other Assets – (1.6%)		(55,229)

NET ASSETS – 100.0%		$3,544,745

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(5)

Rate is determined by a remarketing agent and in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLMC	$216,507	1.50%—5.00%	11/1/27—9/1/50

FNMA	$61,408	0.00%—4.00%	11/1/29—11/1/49

See Notes to the Financial Statements.

MONEY MARKET FUNDS      26     NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
GNMA	$340,042	2.50%—7.00%	6/15/27—12/20/67

TVA	$38	0.00%	12/15/31

U.S. Treasury Bonds	$459,996	1.00%—6.25%	1/15/28—2/15/49

U.S. Treasury Notes	$138,576	0.13%—3.13%	1/15/22—8/15/30

Total	$1,216,567

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2020, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%

OVERNIGHT (ONE BUSINESS DAY)	40.1%

2 - 15 DAYS	14.9

16 - 30 DAYS	3.0

31 - 60 DAYS	8.3

61 - 97 DAYS	12.4

98 - 180 DAYS	14.3

181 - 270 DAYS	5.1

271 - 366 DAYS	1.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,599,974	$—	$3,599,974

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     27     MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the U.S. Securities and Exchange Commission (“SEC”). The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES  The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS  Certain investments owned by the Funds (primarily the Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS  The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. Certain Funds have entered into such repurchase agreements at September 30, 2020, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part

MONEY MARKET FUNDS      28     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund has entered into such joint repurchase agreements at September 30, 2020, as reflected in its accompanying Schedule of Investments.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition,

Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2020, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*

Money Market	JPMorgan	$3,000	$(3,000)	$-

	Royal Bank of Canada	2,500	(2,500)	-

	Societe Generale	10,000	(10,000)	-

	Total	$15,500	$(15,500)	$-

U.S. Government Money Market	Bank of America	$59,480	$(59,480)	$-

	Barclays Capital	50,000	(50,000)	-

	BNY Mellon	750,000	(750,000)	-

	Citigroup	171,622	(171,622)	-

	Deutsche Bank	75,000	(75,000)	-

	Fixed Income Clearing	825,000	(825,000)	-

	JPMorgan	500,000	(500,000)	-

	NatWest	1,500,000	(1,500,000)	-

	Nomura Securities	1,775,000	(1,775,000)	-

	Royal Bank of Canada	550,000	(550,000)	-

	Societe Generale	59,480	(59,480)	-

	Total	$6,315,582	$(6,315,582)	$-

U.S. Government Select Money Market	Bank of America	$250,000	$(250,000)	$-

	Canadian Imperial Bank of Commerce	400,000	(400,000)	-

	Citigroup	61,835	(61,835)	-

	Fixed Income Clearing	175,000	(175,000)	-

	HSBC Securities	50,000	(50,000)	-

	JPMorgan	250,000	(250,000)	-

	Total	$1,186,835	$(1,186,835)	$-

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Funds may receive dividend income, if any, from investment companies. Dividend income is recognized on the ex-dividend date. The Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

NORTHERN FUNDS SEMIANNUAL REPORT     29     MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

E) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES  For the Money Market Fund and Municipal Money Market Fund only, each Fund may impose a liquidity fee of up to 2 percent on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Fund’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If a Fund’s weekly liquid assets fall below 30 percent of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Fund fall below 30 percent of the total assets.

10 percent weekly liquid assets – If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interest of the Fund.

If a Fund imposes a redemption gate, the Fund and the Fund’s authorized intermediaries will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30 percent or more of its total assets in weekly liquid assets. A Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Funds to stem redemptions during times of market stress.

A liquidity fee imposed by a Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets, the Fund reserves the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Fund to continue operating.

Liquidity fees, if any, are included in Payments for Shares Redeemed in Note 9—Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Money Market Fund or Municipal Money Market Fund during the six months ended September 30, 2020.

G) DISTRIBUTIONS TO SHAREHOLDERS  Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset value (“NAV”) of the Funds.

At March 31, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Money Market	$ 2	$ (2)

U.S. Government Money Market	253	(253)

U.S. Government Select Money Market	42	(42)

H) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Funds’ ability to utilize capital loss carry-forwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

MONEY MARKET FUNDS      30     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Municipal Money Market	$29	$–

At March 31, 2020, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$ –	$ 514	$–

Municipal Money Market	358	–	–

U.S. Government Money Market	–	9,139	–

U.S. Government Select Money Market	–	1,937	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$ –	$ 11,250	$–

Municipal Money Market	4,109	–	–

U.S. Government Money Market	–	292,087	–

U.S. Government Select Money Market	–	54,461	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$ –	$ 9,571	$–

Municipal Money Market	7,788	–	–

U.S. Government Money Market	–	293,380	–

U.S. Government Select Money Market	–	61,310	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the

Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

NORTHERN FUNDS SEMIANNUAL REPORT     31     MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Money Market	0.33%	0.35%

Municipal Money Market	0.33%	0.35%

U.S. Government Money Market	0.33%	0.35%

U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2021 for each Fund. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of a Fund from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2020, NTI voluntarily reimbursed fees to avoid a negative yield for the Funds. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2020, are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits are shown as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each

MONEY MARKET FUNDS      32     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*

Money Market	$15,300	$ -

Municipal Money Market	75,665	(77,090)

*	During the six months ended September 30, 2020, the realized gains (losses) associated with these transactions were zero.

Certain uninvested cash balances of the Funds may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Funds’ Statements of Operations as Income from affiliates.

On April 1 and April 2, 2020, the Money Market Fund purchased asset-backed commercial paper with an aggregate value of $33,011,000 from an unaffiliated asset-backed commercial paper program. The purchase of this commercial paper was concurrent with separate transactions of other NTI client accounts that sold money market instruments to an unaffiliated broker-dealer that then conveyed those instruments to the issuer of the asset-backed commercial paper. The Money Market Fund sold the asset-backed commercial paper immediately after purchasing it, and did not realize any gain or loss on the sale. See Note 7 - U.S. Federal Reserve’s Money Market Mutual Fund Liquidity Facility.

7. U.S. FEDERAL RESERVE’S MONEY MARKET

MUTUAL FUND LIQUIDITY FACILITY

The U.S. Federal Reserve established the Money Market Mutual Fund Liquidity Facility (“MMLF”) on March 18, 2020, to broaden its program of support for the flow of credit to households and businesses. Under the MMLF, loans are made available to eligible financial institutions secured by high-quality assets purchased by the financial institution from eligible money market mutual funds. From April 1 through April 3, 2020, the Money Market Fund sold securities with an aggregate value of $38,022,000 to a financial institution in connection with the MMLF. These securities were sold at amortized cost and the Money Market Fund incurred no realized gain or loss.

8. INVESTMENT TRANSACTIONS

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Money Market	$-	$-	$-	$ 249,115

Municipal Money Market	-	-	-	126,147

U.S. Government Money Market	-	-	-	17,149,667

U.S. Government Select Money Market	-	-	-	3,599,974

9. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Money Market	$ 56,416	$ 279	$ (251,610)	$(194,915)

Municipal Money Market	88,671	91	(177,695)	(88,933)

U.S. Government Money Market	33,939,627	1,458	(33,466,646)	474,439

U.S. Government Select Money Market	6,424,982	366	(6,483,069)	(57,721)

NORTHERN FUNDS SEMIANNUAL REPORT     33     MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Money Market	$ 601,472	$ 4,789	$ (769,632)	$ (163,371)

Municipal Money Market	367,400	547	(621,013)	(253,066)

U.S. Government Money Market	72,000,916	62,199	(74,689,868)	(2,626,753)

U.S. Government Select Money Market	13,725,962	12,145	(13,926,824)	(188,717)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

12. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

MONEY MARKET FUNDS      34     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.33%	$1,000.00	$1,000.20	$1.65
Hypothetical	0.33%	$1,000.00	$1,023.35	$1.67

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.28%	$1,000.00	$1,000.40	$1.40
Hypothetical	0.28%	$1,000.00	$1,023.60	$1.42

U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.31%	$1,000.00	$1,000.30	$1.55
Hypothetical	0.31%	$1,000.00	$1,023.45	$1.57

U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.32%	$1,000.00	$1,000.30	$1.60
Hypothetical	0.32%	$1,000.00	$1,023.40	$1.62

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT     35     MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to

MONEY MARKET FUNDS      36     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the money market Funds and their shareholders, including, among other things, to convert certain of the Funds to “retail” funds limiting their beneficial owners to natural persons.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Funds had been and were operating and any contributions by Northern to the Funds to prevent negative yield this year and in past years. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’

investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020. They also considered that all of the Funds outperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2020.

They also considered that none of the Funds was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and the net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as voluntary expense reimbursements and management fee reductions with respect to certain Funds.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group and universe. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other things, the Trustees noted that the Funds’ actual management fees were generally higher than the medians of their respective peer groups and universes. However, all of the Funds’ actual expenses,

NORTHERN FUNDS SEMIANNUAL REPORT     37     MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2020 (UNAUDITED)

after reimbursement and fee waivers, were in the first or second quintile of their respective peer group or peer universe, with the exception of the Municipal Money Market Fund, which was in the third quintile of its peer group and universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for all of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders.

They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. They agreed that breakpoints were not necessary with respect to the Funds at this time based on the level of management fees and the contractual expense reimbursements. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Funds to prevent negative yield this year and in past years. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with Northern Trust. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

MONEY MARKET FUNDS      38     NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT     39     MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com) as of each month-end for the previous six months. The Funds’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS      40     NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED
May lose value / No bank guarantee

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	ACTIVE M EMERGING MARKETS EQUITY FUND
Ticker Symbol: NMMEX

20	ACTIVE M INTERNATIONAL EQUITY FUND
Ticker Symbol: NMIEX

28	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

31	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

34	NORTHERN ENGAGE360TM FUND
Ticker Symbol: NENGX

FIXED INCOME FUNDS

42	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

55	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

85	NOTES TO THE FINANCIAL STATEMENTS

101	FUND EXPENSES

103	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

112	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT    1    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

	ACTIVE M		MULTI-MANAGER
	EMERGING	ACTIVE M	GLOBAL LISTED
	MARKETS	INTERNATIONAL	INFRASTRUCTURE
Amounts in thousands, except per share data	EQUITY FUND	EQUITY FUND	FUND
ASSETS:
Investments, at value	$362,201	$546,635	$1,008,620
Investments in affiliates, at value	15,748	17,575	51,110
Cash held at broker (restricted $265 and $125, respectively)	—	—	265
Foreign currencies, at value (cost $513, $1,362, $3,336, $36, $2,967 and $688, respectively)	512	1,358	3,341
Due from broker (Note 2)	—	—	—
Interest income receivable	—	—	—
Dividend income receivable	711	983	1,078
Receivable for capital gains tax	298	—	—
Receivable for foreign tax reclaims	28	1,665	1,034
Receivable for securities sold	2,404	1,841	1,305
Receivable for variation margin on futures contracts	150	—	155
Receivable for fund shares sold	229	535	1,036
Receivable from investment adviser	13	9	3
Receivable for variation margin on centrally cleared interest rate swap agreements	—	—	—
Unrealized appreciation on bilateral interest rate swap agreements	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid and other assets	21	24	17
Total Assets	382,315	570,625	1,067,964
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Payable for securities purchased	8,401	1,525	2,832
Unfunded loan commitments (Note 2)	—	—	—
Payable for when-issued securities	—	—	—
Payable for variation margin on futures contracts	—	54	140
Payable for fund shares redeemed	484	263	4,740
Due to broker (Note 2)	—	—	—
Payable to affiliates:
Management fees	65	76	156
Custody fees	81	38	21
Shareholder servicing fees	34	7	17
Transfer agent fees	12	19	35
Trustee fees	2	3	3
Accrued other liabilities	165	54	17
Total Liabilities	9,244	2,039	7,961
Net Assets	$373,071	$568,586	$1,060,003
ANALYSIS OF NET ASSETS:
Capital stock	$278,691	$520,981	$1,078,460
Distributable earnings	94,380	47,605	(18,457)
Net Assets	$373,071	$568,586	$1,060,003
Shares Outstanding ($.0001 par value, unlimited authorization)	19,288	54,450	91,662
Net Asset Value, Redemption and Offering Price Per Share	$19.34	$10.44	$11.56
Investments, at cost	$287,701	$482,167	$1,019,169
Investments in affiliates, at cost	15,748	17,575	51,110

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

		MULTI-MANAGER
MULTI-MANAGER	NORTHERN	EMERGING MARKETS	MULTI-MANAGER
GLOBAL REAL ESTATE	ENGAGE360TM	DEBT OPPORTUNITY	HIGH YIELD
FUND	FUND	FUND	OPPORTUNITY FUND

$143,130	$306,117	$158,803	$173,152
5,709	11,633	9,459	5,612
—	125	—	—
36	3,053	671	—
—	—	629	—
—	—	2,321	2,951
513	489	—	—
—	—	—	—
48	221	67	—
178	—	593	1,535
—	30	—	—
33	—	—	1,350
3	6	58	3
—	—	1	—
—	—	22	—
—	13	173	—
15	22	4	22
149,665	321,709	172,801	184,625

—	50	171	—
167	22	445	664
—	—	—	43
—	—	295	700
—	12	—	—
5	—	—	107
—	—	1	—

21	35	24	25
2	5	9	7
1	—	—	1
5	11	5	6
2	—	2	2
35	6	20	3
238	141	972	1,558
$149,427	$321,568	$171,829	$183,067

$153,305	$290,375	$192,520	$244,454
(3,878)	31,193	(20,691)	(61,387)
$149,427	$321,568	$171,829	$183,067
14,981	28,263	19,568	20,638
$9.97	$11.38	$8.78	$8.87
$133,547	$266,972	$166,798	$185,569
5,709	11,633	9,459	5,612

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    3    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

	ACTIVE M		MULTI-MANAGER
	EMERGING	ACTIVE M	GLOBAL LISTED
	MARKETS	INTERNATIONAL	INFRASTRUCTURE
Amounts in thousands	EQUITY FUND	EQUITY FUND	FUND
INVESTMENT INCOME:
Dividend income	$3,419 (1)	$5,731 (1)	$18,040 (1)
Non-cash dividend income	—	—	284
Dividend income from investments in affiliates	5	9	23
Interest income	48	47	9
Total Investment Income	3,472	5,787	18,356
EXPENSES:
Management fees	1,865	2,329	4,595
Custody fees	193	123	89
Transfer agent fees	66	109	197
Registration fees	12	11	11
Printing fees	7	8	7
Professional fees	20	29	20
Shareholder servicing fees	54	11	26
Trustee fees	3	7	3
Interest expense	—	1	—
Tax expense	—	—	—
Other	44	17	8
Total Expenses	2,264	2,645	4,956
Less expenses reimbursed by investment adviser	(359)	(241)	(31)
Net Expenses	1,905	2,404	4,925
Net Investment Income	1,567	3,383	13,431
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	26,465 (2)	4,151	(2,412)
Interest rate swap agreements	—	—	—
Futures contracts	1,408	3,047	6,342
Foreign currency transactions	(93)	(30)	51
Forward foreign currency exchange contracts	(11)	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	65,421	132,005	87,287
Interest rate swap agreements	—	—	—
Futures contracts	(113)	(391)	147
Foreign currency translations	46	117	91
Forward foreign currency exchange contracts	—	—	—
Net Gains	93,123	138,899	91,506
Net Increase in Net Assets Resulting from Operations	$94,690	$142,282	$104,937

(1)	Net of $485, $680, $939, $86, $200 and $69, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $1.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

		MULTI-MANAGER
MULTI-MANAGER	NORTHERN	EMERGING MARKETS	MULTI-MANAGER
GLOBAL REAL ESTATE	ENGAGE360TM	DEBT OPPORTUNITY	HIGH YIELD
FUND	FUND	FUND	OPPORTUNITY FUND

$2,311 (1)	$2,968 (1)	$—	$—
—	—	—	—
4	5	3	4
5	1	4,238 (1)	7,196
2,320	2,974	4,241	7,200

609	1,005	658	807
29	33	38	27
26	57	30	37
10	11	10	11
7	6	6	7
20	20	20	17
2	—	—	3
3	3	4	3
—	—	—	1
—	—	56	—
4	7	9	7
710	1,142	831	920
(85)	(108)	(106)	(88)
625	1,034	725	832
1,695	1,940	3,516	6,368

(5,404)	(3,572)	(6,498)	(12,753)
—	—	21	—
—	1,507	—	—
40	12	(241)	—
—	12	(296)	—

21,605	72,615	23,607	34,386
—	—	(20)	—
—	(281)	—	—
—	94	118	—
—	437	494	—
16,241	70,824	17,185	21,633
$17,936	$72,764	$20,701	$28,001

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    5    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M				MULTI-MANAGER
	EMERGING		ACTIVE M		GLOBAL LISTED
	MARKETS		INTERNATIONAL		INFRASTRUCTURE
	EQUITY FUND		EQUITY FUND		FUND
	SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,
Amounts in thousands	2020	2020	2020	2020	2020	2020
OPERATIONS:
Net investment income	$1,567	$11,616	$3,383	$15,891	$13,431	$26,218
Net realized gains (losses)	27,769	26,739	7,168	(17,600)	3,981	24,223
Net change in unrealized appreciation (depreciation)	65,354	(125,644)	131,731	(122,609)	87,525	(168,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,690	(87,289)	142,282	(124,318)	104,937	(118,295)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(59,989)	(345,304)	(131,879)	(183,049)	71,420	31,394
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(59,989)	(345,304)	(131,879)	(183,049)	71,420	31,394
DISTRIBUTIONS PAID:
Distributable earnings	—	(45,400)	—	(50,146)	(12,574)	(26,473)
Total Distributions Paid	—	(45,400)	—	(50,146)	(12,574)	(26,473)
Total Increase (Decrease) in Net Assets	34,701	(477,993)	10,403	(357,513)	163,783	(113,374)
NET ASSETS:
Beginning of period	338,370	816,363	558,183	915,696	896,220	1,009,594
End of period	$373,071	$338,370	$568,586	$558,183	$1,060,003	$896,220

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

				MULTI-MANAGER
MULTI-MANAGER		NORTHERN		EMERGING MARKETS		MULTI-MANAGER
GLOBAL REAL ESTATE		ENGAGE360TM		DEBT OPPORTUNITY		HIGH YIELD
FUND		FUND		FUND		OPPORTUNITY FUND
SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,
2020	2020	2020	2020	2020	2020	2020	2020

$1,695	$2,317	$1,940	$4,385	$3,516	$8,946	$6,368	$20,760
(5,364)	(2,014)	(2,041)	(2,267)	(7,014)	(4,648)	(12,753)	(3,729)
21,605	(19,895)	72,865	(34,518)	24,199	(24,361)	34,386	(39,748)
17,936	(19,592)	72,764	(32,400)	20,701	(20,063)	28,001	(22,717)

33,801	23,582	3,135	52,553	18,414	(17,119)	(52,171)	(108,057)
33,801	23,582	3,135	52,553	18,414	(17,119)	(52,171)	(108,057)

(878)	(4,336)	—	(4,322)	—	(4,297)	(7,051)	(20,934)
(878)	(4,336)	—	(4,322)	—	(4,297)	(7,051)	(20,934)
50,859	(346)	75,899	15,831	39,115	(41,479)	(31,221)	(151,708)

98,568	98,914	245,669	229,838	132,714	174,193	214,288	365,996
$149,427	$98,568	$321,568	$245,669	$171,829	$132,714	$183,067	$214,288

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    7    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND
	SIX MONTHS
	ENDED		FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR		FISCAL YEAR
	SEP 30,		ENDED	ENDED	ENDED	ENDED		ENDED
	2020		MAR 31,	MAR 31,	MAR 31,	MAR 31,		MAR 31,
Selected per share data	(UNAUDITED)		2020	2019	2018	2017		2016
Net Asset Value, Beginning of Period	$14.61		$19.49	$22.55	$18.05	$15.36		$18.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(1)	0.59	0.42	0.28	0.20		0.25
Net realized and unrealized gains (losses)	4.64		(3.84)	(3.30)	4.22	2.79		(2.49)
Total from Investment Operations	4.73		(3.25)	(2.88)	4.50	2.99		(2.24)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	—		(0.88)	(0.18)	—	(0.30)		(0.28)
From net realized gains	—		(0.75)	—	—	—		(0.37)
Total Distributions Paid	—		(1.63)	(0.18)	—	(0.30)		(0.65)
Net Asset Value, End of Period	$19.34		$14.61	$19.49	$22.55	$18.05		$15.36

Total Return(3)	32.37	%(1)	(18.77)%	(12.71)%	24.93%	19.75%		(12.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$373,071		$338,370	$816,363	$1,268,985	$962,121		$677,066
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.10%		1.10%	1.10%	1.10%	1.15	%(6)	1.35%
Expenses, before reimbursements and credits	1.31%		1.26%	1.21%	1.21%	1.28	%(6)	1.45%
Net investment income, net of reimbursements and credits(5)	0.91%		1.85%	1.61%	1.34%	1.13	%(6)	1.32%
Net investment income, before reimbursements and credits	0.70%		1.69%	1.50%	1.23%	1.00	%(6)	1.22%
Portfolio Turnover Rate	59.67%		81.32%	80.98%	36.14%	59.52%		37.58%

(1)

The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 32.34%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $17,000, $42,000 and $46,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019 and 2018, respectively, and approximately $36,000 and $16,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND
	SIX MONTHS
	ENDED		FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR		FISCAL YEAR
	SEP 30,		ENDED	ENDED	ENDED	ENDED		ENDED
	2020		MAR 31,	MAR 31,	MAR 31,	MAR 31,		MAR 31,
Selected per share data	(UNAUDITED)		2020	2019	2018	2017		2016
Net Asset Value, Beginning of Period	$8.09		$10.38	$11.70	$9.95	$9.35		$10.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(1)	0.21	0.22	0.17	0.16		0.13
Net realized and unrealized gains (losses)	2.29		(1.85)	(0.91)	1.74	0.60		(1.15)
Total from Investment Operations	2.35		(1.64)	(0.69)	1.91	0.76		(1.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	—		(0.26)	(0.29)	(0.16)	(0.16)		(0.07)
From net realized gains	—		(0.39)	(0.34)	—	—		—
Total Distributions Paid	—		(0.65)	(0.63)	(0.16)	(0.16)		(0.07)
Net Asset Value, End of Period	$10.44		$8.09	$10.38	$11.70	$9.95		$9.35

Total Return(3)	29.05	%(1)	(17.49)%	(5.32)%	19.17%	8.27%		(9.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$568,586		$558,183	$915,696	$1,390,844	$1,156,348		$1,448,577
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.85%		0.85%	0.84%	0.84%	0.92	%(6)	1.20%
Expenses, before reimbursements and credits	0.93%		0.93%	0.94%	0.93%	1.01	%(6)	1.26%
Net investment income, net of reimbursements and credits(5)	1.19%		1.86%	1.75%	1.49%	1.41	%(6)	1.22%
Net investment income, before reimbursements and credits	1.11%		1.78%	1.65%	1.40%	1.32	%(6)	1.16%
Portfolio Turnover Rate	26.12%		39.52%	35.11%	65.70%	115.17%		70.24%

(1)

The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 29.04%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $45,000, $66,000, $77,000 and $71,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $57,000 which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    9    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR
	SEP 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2020	MAR 31,	MAR 31,	MAR 31,	MAR 31,	MAR 31,
Selected per share data	(UNAUDITED)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.48	$12.09	$12.83	$12.97	$11.76	$12.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.31	0.36	0.38	0.28	0.31
Net realized and unrealized gains (losses)	1.07	(1.61)	0.08	0.51	1.22	(0.53)
Total from Investment Operations	1.22	(1.30)	0.44	0.89	1.50	(0.22)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.14)	(0.31)	(0.43)	(0.44)	(0.29)	(0.24)
From net realized gains	—	—	(0.75)	(0.59)	—	—
Total Distributions Paid	(0.14)	(0.31)	(1.18)	(1.03)	(0.29)	(0.24)
Net Asset Value, End of Period	$11.56	$10.48	$12.09	$12.83	$12.97	$11.76

Total Return(2)	11.65%	(11.09)%	4.24%	6.62%	12.96%	(1.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,060,003	$896,220	$1,009,594	$1,205,762	$1,248,307	$1,178,180
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.96%	0.98%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	0.97%	0.98%	1.02%	1.02%	1.02%	1.02%
Net investment income, net of reimbursements and credits(4)	2.63%	2.45%	2.81%	2.59%	2.24%	2.51%
Net investment income, before reimbursements and credits	2.62%	2.45%	2.79%	2.57%	2.22%	2.49%
Portfolio Turnover Rate	33.03%	80.41%	38.64%	44.40%	81.27%	56.92%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $31,000, $77,000, $66,000, $97,000 and $52,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $33,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL REAL ESTATE FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR		FISCAL YEAR
	SEP 30,	ENDED	ENDED	ENDED	ENDED		ENDED
	2020	MAR 31,	MAR 31,	MAR 31,	MAR 31,		MAR 31,
Selected per share data	(UNAUDITED)	2020	2019	2018	2017		2016
Net Asset Value, Beginning of Period	$8.67	$11.12	$10.38	$10.63	$11.91		$16.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.29	0.31	0.07	0.30		0.30
Net realized and unrealized gains (losses)	1.21	(2.28)	1.01	0.35	(0.04)		(0.71)
Total from Investment Operations	1.36	(1.99)	1.32	0.42	0.26		(0.41)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.06)	(0.46)	(0.46)	(0.57)	(0.48)		(0.44)
From net realized gains	—	—	(0.12)	(0.10)	(1.06)		(3.90)
Total Distributions Paid	(0.06)	(0.46)	(0.58)	(0.67)	(1.54)		(4.34)
Net Asset Value, End of Period	$9.97	$8.67	$11.12	$10.38	$10.63		$11.91

Total Return(2)	15.69%	(18.86)%	13.28%	3.93%	2.72%		(1.46)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$149,427	$98,568	$98,914	$76,973	$218,174		$326,942
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.91%	0.94%	0.94%	0.92%	0.96	%(5)	1.11%
Expenses, before reimbursements and credits	1.04%	1.10%	1.20%	1.09%	1.10	%(5)	1.20%
Net investment income, net of reimbursements and credits(4)	2.48%	2.18%	2.47%	2.97%	1.79	%(5)	1.44%
Net investment income, before reimbursements and credits	2.35%	2.02%	2.21%	2.80%	1.65	%(5)	1.35%
Portfolio Turnover Rate	54.66%	62.47%	66.43%	144.67%	167.04%		94.24%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $5,000, $3,000, $8,000 and $16,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018 and 2017, respectively, and approximately $14,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    11    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

NORTHERN ENGAGE360TM FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	PERIOD
	SEP 30,	ENDED	ENDED	ENDED
	2020	MAR 31,	MAR 31,	MAR 31,
Selected per share data	(UNAUDITED)	2020	2019	2018(1)
Net Asset Value, Beginning of Period	$8.78	$10.03	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.15	0.09	0.05
Net realized and unrealized gains (losses)	2.53	(1.24)	(0.14)	0.13
Total from Investment Operations	2.60	(1.09)	(0.05)	0.18
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.16)	(0.09)	(0.01)
From net realized gains	—	—	— (2)	—
Total Distributions Paid	—	(0.16)	(0.09)	(0.01)
Net Asset Value, End of Period	$11.38	$8.78	$10.03	$10.17

Total Return(3)	29.61%	(11.22)%	(0.36)%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$321,568	$245,669	$229,838	$98,123
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.70%	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.77%	0.80%	0.88%	1.08%
Net investment income, net of reimbursements and credits(5)	1.31%	1.57%	1.60%	1.54	%(6)
Net investment income, before reimbursements and credits	1.24%	1.47%	1.42%	1.16	%(6)
Portfolio Turnover Rate	20.78%	32.99%	48.63%	7.21%

(1)	Commenced investment operations on November 20, 2017.
(2)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $16,000, $11,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020 and 2019 and for the period from November 20, 2017 (commencement of operations) to March 31, 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	As the Fund commenced investment operations on November 20, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR
	SEP 30,	ENDED	ENDED	ENDED	ENDED	ENDED
	2020	MAR 31,	MAR 31,	MAR 31,	MAR 31,	MAR 31,
Selected per share data	(UNAUDITED)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$7.62	$9.05	$9.68	$9.32	$8.89	$9.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19 (1)	0.52	0.51	0.55	0.53	0.35
Net realized and unrealized gains (losses)	0.97 (2)	(1.70)	(0.85)	0.30	0.03	(0.55	)(3)
Total from Investment Operations	1.16	(1.18)	(0.34)	0.85	0.56	(0.20)
LESS DISTRIBUTIONS PAID:
From net investment income(4)	—	(0.25)	(0.29)	(0.49)	(0.13)	—
Return of capital	—	—	—	—	— (5)	(0.06)
Total Distributions Paid	—	(0.25)	(0.29)	(0.49)	(0.13)	(0.06)
Net Asset Value, End of Period	$8.78	$7.62	$9.05	$9.68	$9.32	$8.89

Total Return(6)	15.07%	(13.20)%	(3.39)%	9.30%	6.32%	(2.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$171,829	$132,714	$174,193	$189,630	$98,397	$66,299
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.94%	0.94%	0.95%	0.94%	0.95%	0.95%
Expenses, before reimbursements and credits	1.07%	1.02%	1.05%	1.05%	1.14%	1.11%
Net investment income, net of reimbursements and credits(8)	4.54%	5.44%	5.67%	5.36%	5.48%	5.00%
Net investment income, before reimbursements and credits	4.41%	5.36%	5.57%	5.25%	5.29%	4.84%
Portfolio Turnover Rate	32.55%	73.25%	82.84%	99.56%	210.59%	203.48%

(1)	The Northern Trust Company reimbursed the Fund approximately $56,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $58,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $52,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)	Per share amounts from distributions paid from return of capital were less than $0.01 per share.

(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.
(8)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $9,000, $11,000, $13,000, $8,000 and $5,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and for the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    13    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR		FISCAL YEAR
	SEP 30,	ENDED	ENDED	ENDED	ENDED		ENDED
	2020	MAR 31,	MAR 31,	MAR 31,	MAR 31,		MAR 31,
Selected per share data	(UNAUDITED)	2020	2019	2018	2017		2016
Net Asset Value, Beginning of Period	$7.97	$9.56	$9.81	$10.01	$9.01		$10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.63	0.60	0.63	0.63		0.51
Net realized and unrealized gains (losses)	0.92	(1.59)	(0.25)	(0.20)	0.91		(1.03)
Total from Investment Operations	1.22	(0.96)	0.35	0.43	1.54		(0.52)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.32)	(0.63)	(0.60)	(0.63)	(0.54)		(0.54)
From net realized gains	—	—	—	—	—		(0.05)
Total Distributions Paid	(0.32)	(0.63)	(0.60)	(0.63)	(0.54)		(0.59)
Net Asset Value, End of Period	$8.87	$7.97	$9.56	$9.81	$10.01		$9.01

Total Return(2)	15.51%	(10.79)%	3.75%	4.37%	17.41%		(5.19)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$183,067	$214,288	$365,996	$265,410	$322,859		$402,408
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.86%	0.86%	0.86%	0.86%	0.87	%(5)	0.90%
Expenses, before reimbursements and credits	0.95%	0.95%	0.98%	0.99%	0.99	%(5)	0.99%
Net investment income, net of reimbursements and credits(4)	6.55%	6.57%	6.23%	6.26%	6.51	%(5)	5.51%
Net investment income, before reimbursements and credits	6.46%	6.48%	6.11%	6.13%	6.39	%(5)	5.42%
Portfolio Turnover Rate	52.05%	63.55%	80.62%	66.18%	92.50%		73.41%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $18,000, $31,000, $18,000, $25,000 and $29,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2020 and the fiscal years ended March 31, 2020, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)

Argentina – 1.0%

Globant S.A.*	5,732	$1,027

MercadoLibre, Inc.*	2,448	2,650

		3,677

Brazil – 5.2%

Ambev S.A. ADR*	1,567,999	3,544

B3 S.A. - Brasil Bolsa Balcao	161,400	1,584

Hapvida Participacoes e Investimentos S.A.(2)	33,600	373

Localiza Rent a Car S.A.*	15,200	154

Magazine Luiza S.A.	163,600	2,609

Notre Dame Intermedica Participacoes S.A.	44,800	520

Rumo S.A.*	237,400	806

StoneCo Ltd., Class A*	29,310	1,550

Suzano S.A.*	514,553	4,157

TOTVS S.A.	44,700	215

Vale S.A. ADR	257,932	2,729

WEG S.A.	80,300	935

XP, Inc., Class A*	7,600	317

		19,493

China – 27.7%

Aier Eye Hospital Group Co. Ltd., Class A	79,300	599

Airtac International Group	110,000	2,487

Alibaba Group Holding Ltd.*	209,100	7,732

Alibaba Group Holding Ltd. ADR*	51,032	15,002

A-Living Services Co. Ltd., Class H	163,000	830

Anhui Conch Cement Co. Ltd., Class H	376,500	2,603

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	92,960	739

Centre Testing International Group Co. Ltd., Class A	357,600	1,284

China Construction Bank Corp., Class H	268,000	175

China International Capital Corp. Ltd., Class H(2) *	834,000	1,936

China Life Insurance Co. Ltd., Class H	1,206,000	2,737

China Merchants Bank Co. Ltd., Class H	118,500	564

China Vanke Co. Ltd., Class H	297,100	911

CITIC Securities Co. Ltd., Class H	582,000	1,305

Contemporary Amperex Technology Co. Ltd., Class A	51,064	1,583

Country Garden Services Holdings Co. Ltd.	131,000	848

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

China – 27.7% continued

Dongfeng Motor Group Co. Ltd., Class H	3,376,924	$2,115

East Money Information Co. Ltd., Class A	266,389	943

GDS Holdings Ltd. ADR*	3,430	281

Glodon Co. Ltd., Class A	80,100	861

Industrial & Commercial Bank of China Ltd., Class H	597,000	311

JD.com, Inc. ADR*	98,900	7,676

JD.com, Inc., Class A*	73,050	2,804

Jiangsu Hengli Hydraulic Co. Ltd., Class A	182,900	1,919

Jiangsu Hengrui Medicine Co. Ltd., Class A	36,800	487

Kweichow Moutai Co. Ltd., Class A	5,600	1,377

Li Ning Co. Ltd.	323,000	1,516

Meituan Dianping, Class B*	139,700	4,393

Midea Group Co. Ltd., Class A	133,500	1,427

NetEase, Inc.	145,000	2,601

NetEase, Inc. ADR	5,116	2,326

PetroChina Co. Ltd., Class H	5,898,000	1,734

Ping An Healthcare and Technology Co. Ltd.(2) *	104,500	1,350

Ping An Insurance Group Co. of China Ltd., Class H	254,500	2,626

Shandong Gold Mining Co. Ltd., Class H(3)	182,000	448

Silergy Corp.	11,900	704

Sunny Optical Technology Group Co. Ltd.	111,900	1,714

TAL Education Group ADR*	15,440	1,174

Tencent Holdings Ltd.	191,000	12,719

Want Want China Holdings Ltd.	3,087,824	2,155

Wuliangye Yibin Co. Ltd., Class A	43,000	1,400

Wuxi Biologics Cayman, Inc.(2) *	78,500	1,926

Yonyou Network Technology Co. Ltd., Class A	70,800	399

Zhongsheng Group Holdings Ltd.	311,500	1,958

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	801,900	776

		103,455

Egypt – 1.0%

Commercial International Bank Egypt S.A.E.	911,143	3,847

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

France – 0.2%

Sartorius Stedim Biotech	1,390	$479

Teleperformance	784	241

		720

Hong Kong – 2.9%

AIA Group Ltd.	43,600	429

Alibaba Health Information Technology Ltd.*	206,000	507

China Mengniu Dairy Co. Ltd.*	192,000	906

China Mobile Ltd. (Hong Kong Exchange)	587,002	3,774

China Overseas Land & Investment Ltd.	337,002	850

China Resources Cement Holdings Ltd.	652,000	894

Hong Kong Exchanges & Clearing Ltd.	41,100	1,932

Techtronic Industries Co. Ltd.	110,500	1,453

		10,745

Hungary – 0.1%

Richter Gedeon Nyrt.	7,508	159

India – 10.2%

Asian Paints Ltd.	36,419	981

Britannia Industries Ltd.	3,005	155

Dr. Reddy’s Laboratories Ltd. ADR	16,900	1,176

Escorts Ltd.	76,781	1,369

HDFC Bank Ltd.*	53,198	784

HDFC Bank Ltd. ADR*	37,767	1,887

Hero MotoCorp Ltd.	113,879	4,876

Hindustan Unilever Ltd.	27,360	769

Housing Development Finance Corp. Ltd.	156,154	3,706

ICICI Bank Ltd. ADR*	185,117	1,820

Infosys Ltd. ADR	184,801	2,552

Maruti Suzuki India Ltd.	12,822	1,178

Reliance Industries Ltd.	178,451	5,435

Tata Consultancy Services Ltd.	338,373	11,476

		38,164

Indonesia – 0.3%

Bank Central Asia Tbk PT	226,700	414

Bank Rakyat Indonesia Persero Tbk PT	2,725,800	559

		973

Japan – 0.3%

Anritsu Corp.	33,900	775

Sony Corp.	6,100	467

		1,242

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

Mexico – 3.0%

Alfa S.A.B. de C.V., Class A	2,726,688	$1,689

America Movil S.A.B. de C.V., Class L ADR	245,445	3,066

Gruma S.A.B. de C.V., Class B	41,700	461

Grupo Bimbo S.A.B. de C.V., Series A	641,760	1,194

Grupo Mexico S.A.B. de C.V., Series B	127,548	325

Telesites S.A.B. de C.V.*	173,368	157

Wal-Mart de Mexico S.A.B. de C.V.	1,784,100	4,269

		11,161

Netherlands – 0.8%

ASML Holding N.V.	2,843	1,048

Prosus N.V.*	20,871	1,925

		2,973

Peru – 2.1%

Cia de Minas Buenaventura S.A.A. ADR	89,506	1,094

Credicorp Ltd.	24,165	2,996

Southern Copper Corp.	80,542	3,646

		7,736

Philippines – 0.1%

Universal Robina Corp.	155,860	431

Poland – 0.1%

Dino Polska S.A.*	5,974	352

Russia – 1.3%

LUKOIL PJSC ADR	13,902	804

Magnit PJSC GDR (Registered)	26,393	394

Sberbank of Russia PJSC ADR*	150,407	1,754

X5 Retail Group N.V. GDR (Registered)	30,741	1,137

Yandex N.V., Class A*	9,300	607

		4,696

Singapore – 0.8%

Sea Ltd. ADR*	20,308	3,128

South Africa – 5.7%

AngloGold Ashanti Ltd.	39,404	1,030

Barloworld Ltd.	149,203	547

Bid Corp. Ltd.	125,163	1,929

Bidvest Group (The) Ltd.	438,952	3,613

Clicks Group Ltd.	15,349	203

FirstRand Ltd.	878,951	2,160

Gold Fields Ltd.	36,565	447

Naspers Ltd., Class N	46,049	8,122

Shoprite Holdings Ltd.	27,539	224

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

South Africa – 5.7% continued

Standard Bank Group Ltd.	268,049	$1,726

Truworths International Ltd.	619,016	1,151

		21,152

South Korea – 14.9%

Amorepacific Corp.	20,491	2,853

Hyundai Mobis Co. Ltd.	10,479	2,058

Hyundai Motor Co.	63,915	9,742

LG Chem Ltd.	10,162	5,674

LG Household & Health Care Ltd.	812	1,008

NAVER Corp.	11,393	2,885

NCSoft Corp.	266	183

NHN KCP Corp.	18,836	1,105

NICE Information Service Co. Ltd.	34,868	588

Orion Corp.	36,267	4,093

POSCO	16,733	2,812

Samsung Biologics Co. Ltd.*	1,512	891

Samsung Electronics Co. Ltd.	344,783	17,372

Shinhan Financial Group Co. Ltd.	88,541	2,059

SK Hynix, Inc.	32,126	2,305

		55,628

Sweden – 0.1%

Atlas Copco AB, Class A	5,919	282

Switzerland – 0.1%

Logitech International S.A. (Registered)	3,705	287

Taiwan – 12.1%

Accton Technology Corp.	31,000	240

Giant Manufacturing Co. Ltd.	181,000	1,710

Hon Hai Precision Industry Co. Ltd.	1,223,796	3,276

Largan Precision Co. Ltd.	17,700	2,068

MediaTek, Inc.	178,000	3,753

Nien Made Enterprise Co. Ltd.	67,000	798

Realtek Semiconductor Corp.	208,000	2,662

Taiwan Semiconductor Manufacturing Co. Ltd.	1,164,952	17,496

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	154,330	12,512

Win Semiconductors Corp.	56,800	565

Wiwynn Corp.	5,500	125

		45,205

Thailand – 0.6%

CP ALL PCL (Registered)	1,065,000	2,025

Siam Global House PCL NVDR	502,800	321

		2,346

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

Turkey – 0.6%

Turkcell Iletisim Hizmetleri A.S.	1,150,493	$2,262

United Arab Emirates – 0.5%

Emaar Properties PJSC*	2,603,203	1,980

United Kingdom – 0.2%

AstraZeneca PLC	2,341	255

Reckitt Benckiser Group PLC	4,434	432

		687

United States – 1.6%

American Tower Corp.	998	241

Mastercard, Inc., Class A	3,150	1,065

Microsoft Corp.	12,040	2,532

NIKE, Inc., Class B	2,558	321

NVIDIA Corp.	1,380	747

Tenaris S.A. ADR	122,075	1,203

		6,109

Total Common Stocks

(Cost $273,968)		348,890

PREFERRED STOCKS – 1.8% (1)

Brazil – 1.1%

Itau Unibanco Holding S.A. ADR, 0.86%(4)	651,125	2,592

Petroleo Brasileiro S.A. ADR, 0.00%(4) (5)	234,504	1,651

		4,243

South Korea – 0.7%

Samsung Electronics Co. Ltd., 2.81%(4)	58,721	2,533

Total Preferred Stocks

(Cost $7,337)		6,776

INVESTMENT COMPANIES – 5.5%

iShares Core MSCI Emerging Markets ETF	86,100	4,546

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	15,748,423	15,748

Total Investment Companies

(Cost $20,155)		20,294

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.11%, 1/28/21(8) (9)	$1,990	$1,989

Total Short-Term Investments

(Cost $1,989)		1,989

Total Investments – 101.3%

(Cost $303,449)		377,949

Liabilities less Other Assets – (1.3%)		(4,878)

Net Assets – 100.0%		$373,071

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(5)	Current yield is less than 0.01%.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(7)	7-day current yield as of September 30, 2020 is disclosed.

(8)	Discount rate at the time of purchase.

(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Brown Brothers Harriman	United States Dollar	3,270	Hong Kong Dollar	25,339	10/5/20	$—	*

Brown Brothers Harriman	United States Dollar	297	Hong Kong Dollar	2,301	10/6/20	—	*

Brown Brothers Harriman	United States Dollar	294	Korean Won	343,669	10/5/20	—	*

Subtotal Depreciation						—	*

Total						$—	*

*	Amount rounds to less than one thousand.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI Emerging Markets Index (United States Dollar)	162	$8,817	Long	12/20	$78

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	9.4%

Consumer Discretionary	23.2

Consumer Staples	8.7

Energy	3.0

Financials	12.7

Health Care	2.4

Industrials	5.9

Information Technology	25.9

Materials	7.7

Real Estate	1.1

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	25.5%

Hong Kong Dollar	19.9

Korean Won	16.1

Taiwan Dollar	10.0

Indian Rupee	8.5

South African Rand	5.9

All other currencies less than 5%	14.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$3,677	$—	$ —	$3,677

Brazil	19,493	—	—	19,493

China	26,459	76,548	448	103,455

India	7,435	30,729	—	38,164

Mexico	11,161	—	—	11,161

Peru	7,736	—	—	7,736

Russia	607	4,089	—	4,696

Singapore	3,128	—	—	3,128

Taiwan	12,512	32,693	—	45,205

United States	6,109	—	—	6,109

All Other Countries(1)	—	106,066	—	106,066

Total Common Stocks	98,317	250,125	448	348,890

Preferred Stocks:

Brazil	4,243	—	—	4,243

South Korea	—	2,533	—	2,533

Total Preferred Stocks	4,243	2,533	—	6,776

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$ 20,294	$ —		$ —	$ 20,294
Short-Term Investments	—	1,989		—	1,989
Total Investments	$122,854	$254,647		$448	$377,949
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$ 78	$ —		$ —	$ 78
Liabilities
Forward Foreign Currency Exchange Contracts	—	—	*	—	—	*
Total Other Financial Instruments	$ 78	$ —	*	$ —	$ 78
(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)

Argentina – 1.6%

MercadoLibre, Inc.*	7,967	$8,624

YPF S.A. ADR*	61,323	219

		8,843

Australia – 3.1%

Ansell Ltd.	16,610	444

Appen Ltd.	24,850	608

Bapcor Ltd.	73,927	360

Beach Energy Ltd.	665,621	637

Charter Hall Group	84,729	765

Cleanaway Waste Management Ltd.	231,195	350

CSL Ltd.	50,816	10,470

JB Hi-Fi Ltd.	14,564	492

Magellan Financial Group Ltd.	7,304	298

Mineral Resources Ltd.	56,744	1,015

OZ Minerals Ltd.	53,854	548

Saracen Mineral Holdings Ltd.*	127,933	476

Seven Group Holdings Ltd.	30,340	391

Shopping Centres Australasia Property Group	148,361	228

Silver Lake Resources Ltd.*	207,054	345

		17,427

Austria – 0.1%

Erste Group Bank A.G.*	28,786	602

Belgium – 0.3%

Ageas S.A./N.V.	28,725	1,172

Warehouses De Pauw - C.V.A.	18,469	672

		1,844

Canada – 5.7%

Air Canada*	79,900	942

ARC Resources Ltd.	57,074	255

B2Gold Corp.	152,997	996

Barrick Gold Corp.	77,940	2,189

BRP, Inc.	6,436	340

Cameco Corp.	40,307	407

Canadian Apartment Properties REIT	10,434	364

Canadian Pacific Railway Ltd.	24,900	7,580

Canadian Western Bank	17,326	349

Descartes Systems Group (The), Inc.*	6,013	343

Kinross Gold Corp.*	123,772	1,092

Lululemon Athletica, Inc.*	18,660	6,146

Maple Leaf Foods, Inc.	28,900	589

Northland Power, Inc.	23,082	698

Pan American Silver Corp.	16,146	519

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Canada – 5.7% continued

Parex Resources, Inc.*	42,716	$450

Real Matters, Inc.*	35,651	695

Shopify, Inc., Class A*	5,940	6,077

Stantec, Inc.	17,978	546

Stella-Jones, Inc.	8,863	300

TFI International, Inc.	15,140	633

Tourmaline Oil Corp.	20,814	254

Tricon Residential, Inc.	51,702	429

Yamana Gold, Inc.	50,835	289

		32,482

China – 4.1%

Alibaba Group Holding Ltd. ADR*	16,300	4,792

Baidu, Inc. ADR*	13,689	1,733

Beijing Capital International Airport Co. Ltd., Class H	860,000	518

China Telecom Corp. Ltd., Class H	4,215,668	1,264

Dongfeng Motor Group Co. Ltd., Class H	2,009,832	1,259

New Oriental Education & Technology Group, Inc. ADR*	16,300	2,437

Tencent Holdings Ltd.	169,505	11,288

		23,291

Czech Republic – 0.1%

Avast PLC	58,252	394

Denmark – 2.4%

AP Moller - Maersk A/S, Class B	1,520	2,410

Bavarian Nordic A/S*	13,080	408

Coloplast A/S, Class B	3,187	504

Drilling Co. of 1972 (The) A/S*	2,091	45

DSV Panalpina A/S	52,738	8,606

GN Store Nord A/S	7,977	604

Netcompany Group A/S*	5,486	454

Royal Unibrew A/S	3,346	345

		13,376

Finland – 0.6%

Kemira OYJ	22,413	286

Metso Outotec OYJ	77,605	545

Nokia OYJ*	446,016	1,748

TietoEVRY OYJ	13,136	363

Valmet OYJ	22,929	568

		3,510

France – 9.1%

Air France-KLM*	34,222	118

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

France – 9.1% continued

Airbus S.E.*	24,600	$1,786

Alstom S.A.*	7,676	382

Arkema S.A.	5,133	545

AXA S.A.	169,928	3,137

BNP Paribas S.A.*	103,372	3,745

Carrefour S.A.	78,017	1,249

Cie de Saint-Gobain*	74,922	3,146

Danone S.A.	24,915	1,612

Dassault Aviation S.A.*	513	435

Dassault Systemes S.E.	8,900	1,660

Eiffage S.A.*	9,438	769

Engie S.A.*	150,634	2,013

EssilorLuxottica S.A.*	25,377	3,451

Faurecia S.E.*	7,746	334

Korian S.A.*	7,254	255

LVMH Moet Hennessy Louis Vuitton S.E.	16,688	7,802

Nexans S.A.*	11,537	666

Pernod Ricard S.A.	22,444	3,582

Renault S.A.*	37,285	962

Rexel S.A.*	129,662	1,627

Rubis S.C.A.	6,455	259

Sanofi	18,070	1,812

SCOR S.E.*	33,287	922

SEB S.A.	2,768	450

Societe Generale S.A.*	67,542	894

SOITEC*	3,254	469

Sopra Steria Group*	2,905	460

Teleperformance	2,797	861

TOTAL S.E.	116,315	3,993

Valeo S.A.	23,208	709

Vinci S.A.	17,040	1,421

Worldline S.A.(2) *	6,140	503

		52,029

Germany – 5.9%

adidas A.G.*	7,600	2,460

alstria office REIT-A.G.	35,784	498

Aurubis A.G.	5,610	382

BASF S.E.	60,529	3,686

Bayer A.G. (Registered)	18,668	1,167

Bechtle A.G.	4,009	813

Brenntag A.G.	7,571	482

Carl Zeiss Meditec A.G. (Bearer)	3,776	478

CECONOMY A.G.*	94,919	468

Daimler A.G. (Registered)	46,294	2,496

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Germany – 5.9% continued

Deutsche Post A.G. (Registered)	41,412	$1,888

DWS Group GmbH & Co. KGaA*	7,388	255

Encavis A.G.	28,657	562

Gerresheimer A.G.	5,343	598

HelloFresh S.E.*	14,726	825

Infineon Technologies A.G.	90,627	2,564

KION Group A.G.	7,112	611

METRO A.G.	30,726	307

Rheinmetall A.G.	4,673	421

RTL Group S.A.*	17,228	678

RWE A.G.	15,927	597

Salzgitter A.G.*	11,229	185

SAP S.E.	31,629	4,925

Siemens A.G. (Registered)	16,823	2,127

Siemens Energy A.G.*	8,412	227

Siemens Healthineers A.G.(2)	42,100	1,890

Suedzucker A.G.	24,339	471

TAG Immobilien A.G.*	28,318	855

United Internet A.G. (Registered)	10,649	407

		33,323

Hong Kong – 2.1%

AIA Group Ltd.	672,843	6,628

China High Precision Automation Group Ltd.(3) *	982,000	—

China Mobile Ltd.	155,000	997

China Mobile Ltd. (Hong Kong Exchange)	74,173	477

China Unicom Hong Kong Ltd.	2,578,375	1,691

CK Asset Holdings Ltd.	194,128	947

Towngas China Co. Ltd.*	563,000	232

United Laboratories International Holdings (The) Ltd.	462,000	477

Xinyi Glass Holdings Ltd.	218,000	441

		11,890

India – 0.7%

HDFC Bank Ltd. ADR*	83,489	4,171

Indonesia – 0.1%

Bank Mandiri Persero Tbk PT	957,230	321

Ireland – 5.6%

Accenture PLC, Class A	43,684	9,872

AIB Group PLC*	409,454	424

Bank of Ireland Group PLC*	296,443	566

Dalata Hotel Group PLC*	71,545	207

Experian PLC	243,255	9,103

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Ireland – 5.6% continued

ICON PLC*	34,482	$6,589

Medtronic PLC	24,700	2,567

Ryanair Holdings PLC*	8,973	119

Ryanair Holdings PLC ADR*	23,530	1,924

UDG Healthcare PLC	59,133	587

		31,958

Isle of Man – 0.1%

GVC Holdings PLC*	46,890	590

Israel – 0.3%

Check Point Software Technologies Ltd.*	10,400	1,252

Inmode Ltd.*	9,629	348

Israel Discount Bank Ltd., Class A	93,381	252

		1,852

Italy – 2.9%

ACEA S.p.A.	27,779	584

Amplifon S.p.A.*	13,959	499

Assicurazioni Generali S.p.A.	72,314	1,018

Banca Mediolanum S.p.A.	42,479	306

BPER Banca*	103,378	241

Buzzi Unicem S.p.A.	23,619	549

DiaSorin S.p.A.	1,821	367

Enel S.p.A.	179,502	1,559

Eni S.p.A.	206,792	1,618

Ferrari N.V.	19,560	3,580

Interpump Group S.p.A.	9,601	356

Reply S.p.A.	5,393	621

Saipem S.p.A.	249,401	427

UniCredit S.p.A.*	591,625	4,879

		16,604

Japan – 12.8%

Anritsu Corp.	28,000	640

ASKUL Corp.	11,700	478

BayCurrent Consulting, Inc.	4,500	629

Bell System24 Holdings, Inc.	19,000	320

Benesse Holdings, Inc.	4,985	128

Canon, Inc.	29,997	498

Capcom Co. Ltd.	14,100	789

Chiyoda Corp.*	56,461	136

Citizen Watch Co. Ltd.*	135,113	379

Daihen Corp.	9,300	377

Dai-ichi Life Holdings, Inc.	86,580	1,222

DeNA Co. Ltd.	53,681	991

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Japan – 12.8% continued

Denka Co. Ltd.	16,800	$511

Eiken Chemical Co. Ltd.	25,000	505

Eisai Co. Ltd.	9,493	866

FANUC Corp.	15,200	2,916

Fuji Corp.	27,600	546

Fuji Media Holdings, Inc.	29,858	288

Fuji Soft, Inc.	7,400	381

Fujitsu Ltd.	5,729	784

FULLCAST Holdings Co. Ltd.	18,400	301

Fuso Chemical Co. Ltd.	9,000	319

Gree, Inc.	123,120	602

Hino Motors Ltd.	167,660	1,087

Honda Motor Co. Ltd.	117,636	2,776

Inpex Corp.	189,471	1,014

Internet Initiative Japan, Inc.	13,000	585

Invincible Investment Corp.	807	240

Isuzu Motors Ltd.	111,867	980

Japan Lifeline Co. Ltd.	18,700	248

JGC Holdings Corp.	103,292	1,073

JSR Corp.	16,566	393

Kanamoto Co. Ltd.	14,200	323

Kenedix Office Investment Corp.	65	390

Keyence Corp.	13,020	6,068

Kintetsu World Express, Inc.	22,000	466

Komeri Co. Ltd.	13,400	423

Kumagai Gumi Co. Ltd.	11,600	298

Lasertec Corp.	7,300	604

Lintec Corp.	10,400	242

Mitsubishi Estate Co. Ltd.	82,133	1,241

Mitsubishi Heavy Industries Ltd.	22,267	495

Mitsubishi Motors Corp.*	197,990	437

Mitsubishi UFJ Financial Group, Inc.	509,712	2,023

Morinaga Milk Industry Co. Ltd.	6,000	317

Murata Manufacturing Co. Ltd.	32,500	2,097

NEC Networks & System Integration Corp.	17,600	338

NET One Systems Co. Ltd.	16,400	748

Nichirei Corp.	12,700	337

Nikkiso Co. Ltd.	31,600	321

Nikon Corp.	90,186	609

Nippon Accommodations Fund, Inc.	89	514

Nippon Television Holdings, Inc.	55,163	593

Nissan Motor Co. Ltd.*	234,419	833

Nitto Denko Corp.	21,491	1,401

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Japan – 12.8% continued

Nomura Holdings, Inc.	208,452	$951

North Pacific Bank Ltd.	145,400	317

Open House Co. Ltd.	18,500	668

PALTAC Corp.	9,100	459

Penta-Ocean Construction Co. Ltd.	76,000	499

Rengo Co. Ltd.	71,900	543

Resona Holdings, Inc.	394,194	1,343

Resorttrust, Inc.	16,500	252

Sankyu, Inc.	8,400	331

Sanwa Holdings Corp.	37,600	399

Sawai Pharmaceutical Co. Ltd.	10,400	525

Shiga Bank (The) Ltd.	16,600	389

Shimamura Co. Ltd.	17,830	1,743

Shinko Electric Industries Co. Ltd.	35,100	614

Ship Healthcare Holdings, Inc.	10,200	499

Sompo Holdings, Inc.	20,900	724

Starts Corp., Inc.	12,700	279

Sumitomo Forestry Co. Ltd.	23,900	381

Sumitomo Mitsui Financial Group, Inc.	116,555	3,243

Sumitomo Mitsui Trust Holdings, Inc.	48,360	1,287

Sushiro Global Holdings Ltd.	25,800	651

T&D Holdings, Inc.	204,252	2,020

Taiyo Yuden Co. Ltd.	13,000	409

Takeda Pharmaceutical Co. Ltd.	139,326	4,963

Takeuchi Manufacturing Co. Ltd.	16,500	327

THK Co. Ltd.	40,889	1,026

Toda Corp.	44,100	302

Tokyo Steel Manufacturing Co. Ltd.	48,700	332

Tokyotokeiba Co. Ltd.	6,900	350

Toyo Tire Corp.	33,000	533

Valor Holdings Co. Ltd.	16,500	456

Yaoko Co. Ltd.	6,600	492

Z Holdings Corp.	130,860	874

Zenkoku Hosho Co. Ltd.	13,300	524

		72,825

Jersey – 0.1%

Centamin PLC	134,051	349

Jordan – 0.1%

Hikma Pharmaceuticals PLC	18,066	605

Macau – 0.1%

Sands China Ltd.	186,400	725

Malaysia – 0.1%

CIMB Group Holdings Bhd.	607,705	452

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Mexico – 0.2%

Grupo Financiero Banorte S.A.B. de C.V., Series O*	169,733	$587

Wal-Mart de Mexico S.A.B. de C.V.	327,700	784

		1,371

Netherlands – 4.9%

ABN AMRO Bank N.V.-C.V.A.*	136,089	1,138

Adyen N.V.(2) *	2,215	4,082

Akzo Nobel N.V.	22,039	2,232

ArcelorMittal S.A.*	43,332	578

Argenx S.E.*	1,918	505

ASM International N.V.	6,784	973

ASML Holding N.V. (Registered)	16,264	6,006

ASR Nederland N.V.	14,669	493

Euronext N.V.	7,331	916

Flow Traders	9,621	385

ING Groep N.V.*	684,689	4,848

Intertrust N.V.	19,329	329

Just Eat Takeaway.com N.V.*	2,407	270

PostNL N.V.*	264,734	805

Royal Dutch Shell PLC, Class B	230,498	2,788

SBM Offshore N.V.	25,727	412

Signify N.V.*	15,930	590

VEON Ltd. ADR	299,922	378

		27,728

Norway – 0.3%

Entra ASA	21,889	308

Norsk Hydro ASA*	454,428	1,251

Sparebanken Vest	34,315	232

		1,791

Russia – 0.3%

Gazprom PJSC ADR	197,271	858

LUKOIL PJSC ADR	5,144	298

Sberbank of Russia PJSC ADR*	61,564	718

		1,874

Singapore – 0.2%

AEM Holdings Ltd.	123,300	349

Frasers Logistics & Commercial Trust	555,900	567

Riverstone Holdings Ltd.	157,400	406

		1,322

South Africa – 0.3%

Gold Fields Ltd. ADR	90,076	1,107

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

South Africa – 0.3% continued

Impala Platinum Holdings Ltd.	30,433	$264

MTN Group Ltd.	118,355	398

		1,769

South Korea – 2.7%

Coway Co. Ltd.*	4,519	310

Douzone Bizon Co. Ltd.	6,735	604

Echo Marketing, Inc.	14,301	337

GS Home Shopping, Inc.	1,689	186

Hankook Tire & Technology Co. Ltd.	29,523	788

Hite Jinro Co. Ltd.	8,361	260

KB Financial Group, Inc.	48,926	1,578

KT Corp. ADR	145,110	1,394

Maeil Dairies Co. Ltd.	5,107	295

Neowiz*	22,513	494

Partron Co. Ltd.	42,163	365

Samsung Electronics Co. Ltd.	63,820	3,216

Samsung Engineering Co. Ltd.*	22,539	203

Seegene, Inc.	7,926	1,767

SFA Engineering Corp.	11,282	368

Shinhan Financial Group Co. Ltd.	55,457	1,290

SK Hynix, Inc.	17,610	1,264

Soulbrain Co. Ltd.*	4,332	803

		15,522

Spain – 2.4%

Aena S.M.E. S.A.*	8,050	1,121

Amadeus IT Group S.A.	88,222	4,896

Applus Services S.A.*	24,281	181

Banco Bilbao Vizcaya Argentaria S.A.	611,670	1,691

Bankinter S.A.	65,414	281

CaixaBank S.A.	1,429,317	3,031

Cia de Distribucion Integral Logista Holdings S.A.	18,586	318

Industria de Diseno Textil S.A.	47,800	1,329

Merlin Properties Socimi S.A.	40,600	338

Pharma Mar S.A.	2,357	298

Viscofan S.A.	3,971	265

		13,749

Sweden – 1.8%

Atlas Copco AB, Class A	102,772	4,891

Dometic Group AB*	39,257	485

Evolution Gaming Group AB	7,618	504

Getinge AB, Class B	23,357	508

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

Sweden – 1.8% continued

Nordic Entertainment Group AB, Class B	7,988	$339

Peab AB, Class B*	34,401	346

Recipharm AB, Class B*	24,376	423

Stillfront Group AB*	7,174	897

Volvo AB, Class B*	57,024	1,095

Wihlborgs Fastigheter AB	40,559	803

		10,291

Switzerland – 8.8%

ABB Ltd. (Registered)	104,975	2,661

Adecco Group A.G. (Registered)	51,237	2,708

Alcon, Inc.*	86,325	4,901

Bucher Industries A.G. (Registered)	1,003	382

Cembra Money Bank A.G.	2,280	271

Cie Financiere Richemont S.A., Class A (Registered)	30,809	2,064

Coca-Cola HBC A.G. - CDI*	11,962	296

Forbo Holding A.G. (Registered)	260	426

Helvetia Holding A.G. (Registered)	2,005	170

Julius Baer Group Ltd.	31,758	1,354

LafargeHolcim Ltd. (Registered)*	52,354	2,387

Logitech International S.A. (Registered)	22,345	1,729

Lonza Group A.G. (Registered)	9,290	5,735

Nestle S.A. (Registered)	61,860	7,339

Novartis A.G. (Registered)	32,914	2,860

PSP Swiss Property A.G. (Registered)	5,432	657

Roche Holding A.G. (Genusschein)	5,569	1,905

Sika A.G. (Registered)	23,228	5,706

Sulzer A.G. (Registered)	5,572	446

Swiss Life Holding A.G. (Registered)	1,924	727

Tecan Group A.G. (Registered)	952	473

UBS Group A.G. (Registered)	222,774	2,487

Vontobel Holding A.G. (Registered)	8,042	528

Wizz Air Holdings PLC*	10,637	427

Zurich Insurance Group A.G.	3,349	1,164

		49,803

Taiwan – 1.7%

Innolux Corp.*	2,360,814	770

Shin Kong Financial Holding Co. Ltd.	1,854,385	517

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	105,516	8,554

		9,841

Thailand – 0.2%

Kasikornbank PCL NVDR	399,395	973

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

United Kingdom – 8.6%

Anglo American PLC	57,147	$1,380

Atlantica Sustainable Infrastructure PLC	12,088	346

Auto Trader Group PLC(2)	48,212	349

Aviva PLC	392,855	1,445

B&M European Value Retail S.A.	112,442	715

Babcock International Group PLC	196,904	633

Barclays PLC*	1,646,398	2,072

BP PLC	1,144,492	3,323

British American Tobacco PLC	71,750	2,579

British Land (The) Co. PLC	116,544	507

BT Group PLC	679,367	863

Bunzl PLC	50,840	1,640

Cairn Energy PLC*	239,087	442

Centrica PLC	923,744	477

Coca-Cola European Partners PLC	15,349	596

Compass Group PLC	85,108	1,278

Computacenter PLC	25,390	776

Cranswick PLC	8,154	381

Electrocomponents PLC	35,865	328

Future PLC	27,380	683

G4S PLC*	162,539	420

Gamesys Group PLC	28,588	439

Gamma Communications PLC	16,709	356

HomeServe PLC	21,968	349

IG Group Holdings PLC	26,284	268

IMI PLC	31,163	420

Intermediate Capital Group PLC	17,601	270

International Consolidated Airlines Group S.A.	577,486	701

J Sainsbury PLC	638,352	1,569

Johnson Matthey PLC	14,228	430

Kingfisher PLC	518,834	1,983

Land Securities Group PLC	78,033	525

Linde PLC	4,062	961

LondonMetric Property PLC	173,906	497

Marks & Spencer Group PLC	347,130	435

Micro Focus International PLC*	40,514	128

OneSavings Bank PLC*	94,883	341

Pets at Home Group PLC	78,378	428

Prudential PLC	100,045	1,428

Redrow PLC*	57,522	299

RELX PLC	39,200	874

RELX PLC (London Exchange)	6,266	139

Rolls-Royce Holdings PLC*	757,386	1,257

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1) continued

United Kingdom – 8.6% continued

Safestore Holdings PLC	71,893	$722

Sage Group (The) PLC	183,100	1,696

Smith & Nephew PLC	249,793	4,868

Spirent Communications PLC	143,929	528

Standard Chartered PLC*	282,860	1,297

Stock Spirits Group PLC	113,711	316

Tate & Lyle PLC	53,263	457

Ultra Electronics Holdings PLC	14,692	396

Unilever PLC	28,700	1,768

UNITE Group (The) PLC*	33,414	362

WPP PLC	171,073	1,336

		49,076

United States – 3.9%

Aon PLC, Class A	29,208	6,026

Mettler-Toledo International, Inc.*	4,721	4,559

Ovintiv, Inc.	36,989	302

Reliance Worldwide Corp. Ltd.	149,488	410

ResMed, Inc.	35,493	6,085

STERIS PLC	26,157	4,609

		21,991

Total Common Stocks

(Cost $472,581)		536,564

PREFERRED STOCKS – 0.8% (1)

Germany – 0.8%

Volkswagen A.G., 3.68%(4)	28,074	4,518

Total Preferred Stocks

(Cost $4,113)		4,518

RIGHTS – 0.0%

United Kingdom – 0.0%

International Consolidated Airlines Group S.A.(5) *	1	—

Total Rights

(Cost $—)		—

INVESTMENT COMPANIES – 3.3%

iShares Core MSCI EAFE ETF	8,164	492

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	17,574,695	17,575

Vanguard FTSE Developed Markets ETF	14,732	602

Total Investment Companies

(Cost $18,590)		18,669

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.8%

U.S. Treasury Bill, 0.11%, 1/28/21(8) (9)	$4,460	$4,459

Total Short-Term Investments

(Cost $4,458)		4,459

Total Investments – 99.2%

(Cost $499,742)		564,210

Other Assets less Liabilities – 0.8%		4,376

Net Assets – 100.0%		$568,586

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(5)	Value rounds to less than one thousand.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(7)	7-day current yield as of September 30, 2020 is disclosed. (8) Discount rate at the time of purchase.

(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI EAFE Index	105	$9,729	Long	12/20	$(175)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	5.7%

Consumer Discretionary	14.3

Consumer Staples	4.9

Energy	3.3

Financials	15.6

Health Care	14.4

Industrials	16.2

Information Technology	15.2

Materials	6.4

Real Estate	2.6

Utilities	1.4
Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

Euro	27.3%

United States Dollar	20.0

Japanese Yen	13.4

British Pound	11.3

Swiss Franc	9.1

Hong Kong Dollar	5.0

All other currencies less than 5%	13.9
Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$8,843	$—		$—	$8,843

Canada	32,482	—		—	32,482

China	8,962	14,329		—	23,291

Germany	227	33,096		—	33,323

India	4,171	—		—	4,171

Ireland	20,952	11,006		—	31,958

Israel	1,600	252		—	1,852

Mexico	1,371	—		—	1,371

Netherlands	6,384	21,344		—	27,728

South Africa	1,107	662		—	1,769

South Korea	2,197	13,325		—	15,522

Taiwan	8,554	1,287		—	9,841

United Kingdom	942	48,134		—	49,076

United States	21,581	410		—	21,991

All Other Countries(1)	—	273,346		—	273,346

Total Common Stocks	119,373	417,191		—	536,564

Preferred Stocks(1)	—	4,518		—	4,518

Rights(1)	—	—	*	—	—	*

Investment Companies	18,669	—		—	18,669

Short-Term Investments	—	4,459		—	4,459
Total Investments	$138,042	$426,168		$—	$564,210
OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(175)	$—		$—	$(175)

(1)	Classifications as defined in the Schedule of Investments.

*	Amounts round to less than a thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)

Australia – 7.4%

Atlas Arteria Ltd.	2,012,746	$8,850

Aurizon Holdings Ltd.	2,037,006	6,216

Spark Infrastructure Group	8,090,631	11,902

Transurban Group	5,123,453	51,923

		78,891

Brazil – 0.7%

CPFL Energia S.A.	570,600	2,808

Transmissora Alianca de Energia Eletrica S.A.	919,800	4,593

		7,401

Canada – 3.7%

Atco Ltd., Class I	98,496	2,847

Emera, Inc.	264,708	10,874

Enbridge, Inc.	258,908	7,564

Hydro One Ltd.	514,620	10,907

Pembina Pipeline Corp.	182,700	3,877

TC Energy Corp.	70,502	2,960

		39,029

Chile – 0.2%

Aguas Andinas S.A., Class A	7,176,954	2,011

China – 1.1%

ENN Energy Holdings Ltd.	412,600	4,501

Jiangsu Expressway Co. Ltd., Class H	7,428,000	7,480

		11,981

France – 8.0%

Eiffage S.A.*	99,413	8,103

Eutelsat Communications S.A.	649,224	6,308

Getlink S.E.*	1,182,033	16,026

Rubis S.C.A.	148,768	5,967

SES S.A.	919,255	6,503

Vinci S.A.	496,378	41,403

		84,310

Germany – 1.2%

Fraport A.G. Frankfurt Airport Services

Worldwide*	306,646	12,143

Hong Kong – 2.0%

China Gas Holdings Ltd.	1,986,600	5,665

CLP Holdings Ltd.	914,500	8,524

Guangdong Investment Ltd.	520,000	826

Power Assets Holdings Ltd.	1,238,420	6,514

		21,529

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

Italy – 8.9%

ASTM S.p.A.*	211,616	$4,431

Atlantia S.p.A.*	1,694,401	26,571

Hera S.p.A.	2,713,879	10,032

Infrastrutture Wireless Italiane S.p.A.(2)	151,363	1,679

Italgas S.p.A.	1,553,782	9,812

Snam S.p.A.	4,065,720	20,905

Terna Rete Elettrica Nazionale S.p.A.	3,029,362	21,225

		94,655

Japan – 1.8%

East Japan Railway Co.	123,500	7,610

Tokyo Gas Co. Ltd.	306,100	6,993

West Japan Railway Co.	94,100	4,651

		19,254

Mexico – 1.3%

ALEATICA S.A.B. de C.V.	3,216,989	2,891

Grupo Aeroportuario del Sureste S.A.B.de C.V., Series B*	440,857	5,116

Infraestructura Energetica Nova S.A.B.de C.V.	732,976	2,204

Promotora y Operadora de Infraestructura S.A.B. de C.V.*	520,506	3,661

		13,872

Netherlands – 1.3%

Koninklijke Vopak N.V.	252,528	14,227

New Zealand – 0.4%

Auckland International Airport Ltd.	908,051	4,400

Portugal – 0.3%

REN - Redes Energeticas Nacionais SGPS S.A.	1,283,008	3,558

Spain – 2.8%

Aena S.M.E. S.A.*	46,522	6,480

Ferrovial S.A.	966,479	23,446

		29,926

Switzerland – 1.8%

Flughafen Zurich A.G. (Registered)*	135,691	18,581

United Kingdom – 11.5%

National Grid PLC	4,101,791	47,218

Pennon Group PLC	979,697	13,021

Severn Trent PLC	915,276	28,779

Signature Aviation PLC	585,322	1,808

SSE PLC	439,715	6,846

United Utilities Group PLC	2,167,535	23,968

		121,640

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1) continued

United States – 39.1%

ALLETE, Inc.	123,920	$6,412

Alliant Energy Corp.	205,910	10,635

Ameren Corp.	182,750	14,452

American Electric Power Co., Inc.	298,279	24,378

American Tower Corp.	58,910	14,240

Atmos Energy Corp.	130,237	12,449

Avista Corp.	142,696	4,869

CenterPoint Energy, Inc.	586,855	11,356

Cheniere Energy, Inc.*	280,668	12,987

Consolidated Edison, Inc.	138,000	10,736

Crown Castle International Corp.	129,375	21,541

CSX Corp.	282,508	21,942

Dominion Energy, Inc.	382,808	30,215

Duke Energy Corp.	210,800	18,668

Edison International	188,074	9,562

Evergy, Inc.	147,659	7,504

Eversource Energy	194,192	16,225

Kinder Morgan, Inc.	621,102	7,658

NextEra Energy, Inc.	92,616	25,707

NiSource, Inc.	1,045,004	22,990

Norfolk Southern Corp.	90,302	19,324

PNM Resources, Inc.	162,214	6,704

Portland General Electric Co.	196,435	6,973

SBA Communications Corp.	46,448	14,793

Sempra Energy	122,702	14,523

SJW Group	53,380	3,249

Southwest Gas Holdings, Inc.	103,908	6,557

UGI Corp.	280,936	9,265

Union Pacific Corp.	24,022	4,729

Williams (The) Cos., Inc.	651,606	12,804

Xcel Energy, Inc.	152,351	10,514

		413,961

Total Common Stocks
(Cost $999,242)		991,369

MASTER LIMITED PARTNERSHIPS – 1.3%

United States – 1.3%

Enterprise Products Partners L.P.	437,425	6,907

Magellan Midstream Partners L.P.	180,264	6,165

		13,072

Total Master Limited Partnerships
(Cost $15,748)		13,072

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	51,110,410	$51,110

Total Investment Companies

(Cost $51,110)		51,110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.11%, 1/28/21(5) (6)	$4,180	$4,179

Total Short-Term Investments

(Cost $4,179)		4,179

Total Investments – 100.0%

(Cost $1,070,279)		1,059,730

Other Assets less Liabilities – 0.0%		273

Net Assets – 100.0%		$1,060,003

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	69	$11,564	Long	12/20	$185

MSCI EAFE Index (United States Dollar)	97	8,988	Long	12/20	2
Total					$187

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	1.5%

Energy	7.5

Industrials	30.6

Real Estate	5.0

Utilities	55.4
Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	42.5%

Euro	23.8

British Pound	12.1

Australian Dollar	7.9

All other currencies less than 5%	13.7
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as

Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$7,401	$—	$—	$7,401

Canada	39,029	—	—	39,029

Chile	2,011	—	—	2,011

Mexico	13,872	—	—	13,872

United States	413,961	—	—	413,961

All Other Countries(1)	—	515,095	—	515,095

Total Common Stocks	476,274	515,095	—	991,369

Master Limited Partnerships(1)	13,072	—	—	13,072

Investment Companies	51,110	—	—	51,110

Short-Term Investments	—	4,179	—	4,179

Total Investments	$540,456	$519,274	$—	$1,059,730

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$187	$—	$—	$187

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)

Australia – 4.8%

BGP Holdings PLC(2) *	3,277,404	$—

Goodman Group	338,786	4,360

Mirvac Group	427,639	670

National Storage REIT	1,078,967	1,405

NEXTDC Ltd.*	77,583	691

		7,126

Austria – 0.2%

CA Immobilien Anlagen A.G.	8,352	247

Belgium – 3.1%

Shurgard Self Storage S.A.	30,367	1,324

VGP N.V.	6,702	927

Warehouses De Pauw - C.V.A.	64,457	2,346

		4,597

Canada – 2.8%

Allied Properties Real Estate Investment Trust	26,231	706

Boardwalk Real Estate Investment Trust	66,066	1,362

Granite Real Estate Investment Trust	37,598	2,182

		4,250

China – 0.6%

GDS Holdings Ltd. ADR*	10,041	822

France – 0.5%

Gecina S.A.	5,202	688

Germany – 5.7%

Aroundtown S.A.*	73,519	370

Deutsche Wohnen S.E.	96,294	4,818

Instone Real Estate Group A.G.*	31,500	731

LEG Immobilien A.G.	17,829	2,545

		8,464

Hong Kong – 7.3%

ESR Cayman Ltd.*	561,600	1,752

Hang Lung Properties Ltd.	616,000	1,571

Link REIT	342,200	2,797

Shimao Group Holdings Ltd.	156,500	650

Sino Land Co. Ltd.	1,095,452	1,275

Sun Hung Kai Properties Ltd.	99,000	1,269

Swire Properties Ltd.	597,400	1,579

		10,893

India – 0.8%

Embassy Office Parks REIT	228,800	1,120

Japan – 8.3%

Advance Residence Investment Corp.	584	1,725

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1) continued

Japan – 8.3% continued

GLP J-Reit	529	$817

Industrial & Infrastructure Fund Investment Corp.	333	570

Invesco Office J-Reit, Inc.	2,466	343

Japan Logistics Fund, Inc.	502	1,440

Katitas Co. Ltd.	77,000	2,186

Kenedix Office Investment Corp.	62	372

Kenedix, Inc.	302,800	1,597

LaSalle Logiport REIT	297	496

MCUBS MidCity Investment Corp.	412	318

Mitsui Fudosan Co. Ltd.	70,500	1,228

Nippon Prologis REIT, Inc.	164	554

Nomura Real Estate Master Fund, Inc.	615	773

		12,419

Mexico – 0.9%

Corp. Inmobiliaria Vesta S.A.B. de C.V.	447,469	672

Fibra Uno Administracion S.A. de C.V.	919,423	726

		1,398

Norway – 0.7%

Entra ASA	78,895	1,112

Singapore – 3.2%

Ascendas India Trust	1,350,000	1,358

Mapletree Industrial Trust	259,600	613

Mapletree Logistics Trust	1,906,300	2,864

		4,835

Spain – 0.7%

Cellnex Telecom S.A.(3) *	18,127	1,102

Sweden – 0.6%

Fastighets AB Balder, Class B*	18,250	927

United Kingdom – 6.4%

Big Yellow Group PLC	107,858	1,446

CareTech Holdings PLC	18,694	103

Grainger PLC	393,899	1,508

Helical PLC	99,716	381

Helios Towers PLC*	888,254	1,788

Safestore Holdings PLC	33,647	338

Segro PLC	87,379	1,050

Shaftesbury PLC	155,723	999

UNITE Group (The) PLC*	178,347	1,934

		9,547

United States – 49.2%

Alexandria Real Estate Equities, Inc.	21,880	3,501

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1) continued

United States – 49.2% continued

American Homes 4 Rent, Class A	126,706	$3,609

American Tower Corp.	11,028	2,666

Americold Realty Trust	25,694	919

AvalonBay Communities, Inc.	14,726	2,199

Brixmor Property Group, Inc.	103,070	1,205

CoreSite Realty Corp.	10,876	1,293

Corporate Office Properties Trust	39,444	936

Douglas Emmett, Inc.	40,544	1,018

Duke Realty Corp.	39,952	1,474

Empire State Realty Trust, Inc., Class A	141,439	866

EPR Properties	16,826	463

Equinix, Inc.	3,160	2,402

Equity LifeStyle Properties, Inc.	49,887	3,058

Extra Space Storage, Inc.	23,160	2,478

Global Medical REIT, Inc.	4,072	55

Healthpeak Properties, Inc.	51,185	1,390

Host Hotels & Resorts, Inc.	119,378	1,288

Industrial Logistics Properties Trust	38,278	837

Invitation Homes, Inc.	60,470	1,692

Medical Properties Trust, Inc.	57,817	1,019

MGM Growth Properties LLC, Class A	30,200	845

Mid-America Apartment Communities, Inc.	15,621	1,811

NVR, Inc.*	255	1,041

Pebblebrook Hotel Trust	74,460	933

Prologis, Inc.	91,366	9,193

QTS Realty Trust, Inc., Class A	17,650	1,112

Rayonier, Inc.	37,517	992

Rexford Industrial Realty, Inc.	31,640	1,448

Sabra Health Care REIT, Inc.	57,461	792

SBA Communications Corp.	3,506	1,117

SL Green Realty Corp.	17,627	817

Spirit Realty Capital, Inc.	27,561	930

STAG Industrial, Inc.	57,615	1,757

STORE Capital Corp.	74,870	2,054

Sun Communities, Inc.	23,693	3,331

UDR, Inc.	37,428	1,220

Urban Edge Properties	139,255	1,353

VICI Properties, Inc.	169,611	3,964

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1) continued

United States – 49.2% continued

Welltower, Inc.	58,249	$3,209

WP Carey, Inc.	19,887	1,296

		73,583

Total Common Stocks

(Cost $133,547)		143,130

INVESTMENT COMPANIES – 3.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	5,708,661	5,709

Total Investment Companies

(Cost $5,709)		5,709

Total Investments – 99.6%

(Cost $139,256)		148,839

Other Assets less Liabilities – 0.4%		588

Net Assets – 100.0%		$149,427

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Diversified Real Estate Activities	5.2%

Diversified REITs	5.2

Health Care Facilities	0.1

Health Care REITs	4.5

Homebuilding	0.7

Hotel & Resort REITs	2.1

Industrial REITs	23.0

Integrated Telecommunication Services	2.0

Internet Services & Infrastructure	1.1

Office REITs	6.1

Real Estate Development	3.7

Real Estate Operating Companies	12.2

Residential REITs	15.3

Retail REITs	5.1

Specialized REITs	13.7

Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	52.0%

Euro	10.5

Japanese Yen	8.7

Hong Kong Dollar	7.6

British Pound	6.7

Australian Dollar	5.0

All other currencies less than 5%	9.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:

Canada	$4,250	$—	$—	$4,250

China	822	—	—	822

Mexico	1,398	—	—	1,398

United States	73,583	—	—	73,583

All Other Countries(1)	—	63,077	—	63,077
Total Common Stocks	80,053	63,077	—	143,130
Investment Companies	5,709	—	—	5,709
Total Investments	$85,762	$63,077	$—	$148,839

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)

Argentina – 0.1%

MercadoLibre, Inc.*	318	$344

Australia – 0.6%

AGL Energy Ltd.	14,620	143

Ampol Ltd.	18,090	311

Aristocrat Leisure Ltd.	17,000	367

BHP Group Ltd.	8,310	214

Coles Group Ltd.	21,110	257

CSL Ltd.	1,960	404

Goodman Group	22,540	290

		1,986

Belgium – 0.2%

KBC Group N.V.	3,037	152

Telenet Group Holding N.V.	9,579	371

		523

Brazil – 0.3%

BB Seguridade Participacoes S.A.	125,206	543

Cosan S.A.	24,100	294

Qualicorp Consultoria e Corretora de Seguros S.A.	25,100	152

		989

Canada – 1.7%

Alimentation Couche-Tard, Inc., Class B	8,100	282

Bank of Montreal	3,450	202

CI Financial Corp.	15,200	193

Constellation Software, Inc.	743	825

Dollarama, Inc.	8,500	326

Element Fleet Management Corp.	14,500	121

IGM Financial, Inc.	34,827	798

Kirkland Lake Gold Ltd.	3,400	166

Magna International, Inc.	12,000	549

Manulife Financial Corp.	49,800	693

Open Text Corp.	4,400	186

Quebecor, Inc., Class B	14,300	358

Sun Life Financial, Inc.	6,100	248

Toronto-Dominion Bank (The)	7,900	366

		5,313

Chile – 0.1%

Banco Santander Chile ADR	28,454	394

China – 3.7%

Agricultural Bank of China Ltd., Class H	398,000	125

Alibaba Group Holding Ltd. ADR*	6,792	1,997

Anhui Conch Cement Co. Ltd., Class H	103,000	712

Baidu, Inc. ADR*	26,697	3,380

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

China – 3.7% continued

China Construction Bank Corp., Class H	950,000	$619

China Galaxy Securities Co. Ltd., Class H	227,000	128

China Oilfield Services Ltd., Class H	178,000	125

China Shenhua Energy Co. Ltd., Class H	128,500	232

CITIC Ltd.	153,000	113

CSC Financial Co. Ltd., Class H	161,000	227

Hengan International Group Co. Ltd.	49,500	360

HUYA, Inc. ADR*	12,038	288

JD.com, Inc. ADR*	1,650	128

NetEase, Inc. ADR	2,700	1,228

Ping An Insurance Group Co. of China Ltd., Class H	16,500	170

Postal Savings Bank of China Co. Ltd., Class H(2)	235,000	99

Tencent Holdings Ltd.	4,700	313

Tencent Holdings Ltd. ADR	2,898	196

Tingyi Cayman Islands Holding Corp.	82,000	145

Vipshop Holdings Ltd. ADR*	23,720	371

Weichai Power Co. Ltd., Class H	221,000	445

Yum China Holdings, Inc.	7,116	377

		11,778

Colombia – 0.1%

Ecopetrol S.A. ADR	15,129	149

Denmark – 0.2%

Carlsberg A.S., Class B	1,450	195

Novo Nordisk A/S, Class B	6,051	421

		616

Egypt – 0.1%

Commercial International Bank Egypt S.A.E. GDR (Registered)	44,000	189

Finland – 0.8%

Kojamo OYJ	9,000	193

Neste OYJ	12,750	671

Nokia OYJ*	447,083	1,752

Nokian Renkaat OYJ	2,290	65

		2,681

France – 1.9%

BNP Paribas S.A.*	12,600	457

Cellectis S.A. ADR*	17,535	324

Cie Generale des Etablissements Michelin S.C.A.	22,167	2,372

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

France – 1.9% continued

Klepierre S.A.	5,014	$70

Peugeot S.A.*	21,948	396

Safran S.A.*	2,977	293

Schneider Electric S.E.	5,730	711

Thales S.A.	7,616	570

TOTAL S.E.	9,966	342

Vivendi S.A.	17,893	499

		6,034

Germany – 3.9%

Allianz S.E. (Registered)	1,084	208

Bayer A.G. (Registered)	4,030	252

Brenntag A.G.	7,800	496

Deutsche Boerse A.G.	30,510	5,358

Deutsche Post A.G. (Registered)	12,290	560

Fresenius Medical Care A.G. & Co. KGaA	392	33

Hannover Rueck S.E.	3,360	521

Rocket Internet S.E.*	14,851	325

RTL Group S.A.*	3,926	155

SAP S.E.	1,930	301

SAP S.E. ADR	16,003	2,493

TeamViewer A.G.*	5,680	280

Telefonica Deutschland Holding A.G.	539,795	1,385

		12,367

Greece – 0.0%

Hellenic Telecommunications Organization S.A.	8,520	123

Hong Kong – 1.2%

China Mobile Ltd. (Hong Kong Exchange)	449,000	2,886

China Mobile Ltd. ADR	1,217	39

China Resources Cement Holdings Ltd.	194,000	266

CK Asset Holdings Ltd.	18,000	88

CLP Holdings Ltd.	21,000	196

Hang Seng Bank Ltd.	12,000	178

Kunlun Energy Co. Ltd.	142,000	94

WH Group Ltd.(2)	220,000	179

		3,926

India – 0.3%

Dr. Reddy’s Laboratories Ltd. ADR	15,170	1,055

Indonesia – 0.1%

Bank Mandiri Persero Tbk PT	712,600	239

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

Ireland – 1.3%

Allegion PLC	17,400	$1,721

ICON PLC*	1,340	256

Medtronic PLC	19,600	2,037

		4,014

Israel – 0.2%

Check Point Software Technologies Ltd.*	5,973	719

Italy – 0.7%

Enel S.p.A.	60,987	529

Italgas S.p.A.	47,532	300

Snam S.p.A.	277,672	1,428

		2,257

Japan – 7.9%

Asahi Group Holdings Ltd.	10,500	366

Bridgestone Corp.	35,300	1,115

Brother Industries Ltd.	5,000	79

Daito Trust Construction Co. Ltd.	6,000	532

Daiwa House Industry Co. Ltd.	6,500	167

Fujitsu Ltd.	4,000	548

Hoya Corp.	2,900	327

ITOCHU Corp.	45,000	1,151

Japan Tobacco, Inc.	61,400	1,121

KDDI Corp.	8,100	205

McDonald’s Holdings Co. Japan Ltd.	5,600	272

Mitsubishi UFJ Financial Group, Inc. ADR	193,300	775

NEC Corp.	21,100	1,235

Nexon Co. Ltd.	11,400	283

Nintendo Co. Ltd.	8,800	5,003

Nintendo Co. Ltd. ADR	4,236	300

Nippon Telegraph & Telephone Corp.	89,400	1,829

Nissan Chemical Corp.	7,000	373

Nomura Holdings, Inc.	40,000	182

NTT DOCOMO, Inc.	43,900	1,628

Ono Pharmaceutical Co. Ltd.	16,400	515

ORIX Corp.	24,100	300

Otsuka Corp.	4,900	251

Sankyo Co. Ltd.	3,600	94

Secom Co. Ltd.	5,000	457

Shin-Etsu Chemical Co. Ltd.	3,800	496

Shionogi & Co. Ltd.	6,700	358

Sony Corp.	14,100	1,078

Sony Corp. ADR	30,300	2,326

Subaru Corp.	72,100	1,400

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    35    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

Japan – 7.9% continued

Welcia Holdings Co. Ltd.	9,000	$396

ZOZO, Inc.	8,700	243

		25,405

Mexico – 0.1%

Grupo Financiero Banorte S.A.B. de C.V., Series O*	40,214	139

Wal-Mart de Mexico S.A.B. de C.V.	95,727	229

		368

Netherlands – 1.7%

ASML Holding N.V.	550	203

Koninklijke Ahold Delhaize N.V.	144,743	4,284

Royal Dutch Shell PLC, Class B	28,603	346

Wolters Kluwer N.V.	5,590	477

		5,310

Norway – 0.1%

Yara International ASA	8,120	313

Peru – 0.1%

Credicorp Ltd.	2,133	264

Portugal – 0.0%

Jeronimo Martins SGPS S.A.	1,608	26

Russia – 0.1%

MMC Norilsk Nickel PJSC ADR	11,181	269

Moscow Exchange MICEX-RTS PJSC	47,170	89

		358

Singapore – 0.4%

DBS Group Holdings Ltd.	19,600	288

Genting Singapore Ltd.	379,300	186

Sea Ltd. ADR*	2,029	313

Singapore Exchange Ltd.	78,600	529

		1,316

South Africa – 0.2%

Anglo American Platinum Ltd.	3,170	220

Naspers Ltd., Class N	1,310	231

Old Mutual Ltd.	69,375	43

Sanlam Ltd.	42,627	132

		626

South Korea – 1.3%

Hana Financial Group, Inc.	25,880	616

Hyundai Mobis Co. Ltd.	1,480	291

KB Financial Group, Inc.	11,121	359

KT&G Corp.	15,600	1,101

Kumho Petrochemical Co. Ltd.	2,630	245

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

South Korea – 1.3% continued

LG Innotek Co. Ltd.	3,000	$397

Orion Corp.	1,360	153

Samsung Electronics Co. Ltd.	10,778	543

Seegene, Inc.	540	120

Shinhan Financial Group Co. Ltd.	15,640	364

Woori Financial Group, Inc.	13,415	99

		4,288

Spain – 0.7%

Aena S.M.E. S.A.*	2,621	365

Endesa S.A.	60,531	1,619

Tecnicas Reunidas S.A.*	37,663	403

		2,387

Sweden – 0.9%

Alfa Laval AB*	7,560	167

Atlas Copco AB, Class A	7,197	342

Evolution Gaming Group AB	1,860	123

Husqvarna AB, Class B	11,210	123

Lundin Energy AB	10,700	212

Sandvik AB*	65,184	1,272

Spotify Technology S.A.*	2,936	712

		2,951

Switzerland – 5.0%

Alcon, Inc.*	28,900	1,646

Chubb Ltd.	10,200	1,184

CRISPR Therapeutics A.G.*	20,002	1,673

Nestle S.A. (Registered)	8,512	1,010

Novartis A.G. (Registered)	19,127	1,662

Novartis A.G. ADR	18,200	1,583

Partners Group Holding A.G.	219	201

Roche Holding A.G. (Genusschein)	18,521	6,337

Swisscom A.G. (Registered)	1,477	783

		16,079

Taiwan – 0.9%

Catcher Technology Co. Ltd.	32,000	201

Delta Electronics, Inc.	52,000	341

Globalwafers Co. Ltd.	10,000	133

momo.com, Inc.	6,000	147

Powertech Technology, Inc.	40,000	120

Realtek Semiconductor Corp.	34,000	435

Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	631

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,502	446

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

Taiwan – 0.9% continued

Uni-President Enterprises Corp.	114,000	$246

Zhen Ding Technology Holding Ltd.	55,000	241

		2,941

Thailand – 0.1%

Kasikornbank PCL NVDR	152,900	373

Turkey – 0.2%

Turk Telekomunikasyon A.S.	375,000	346

Turkiye Garanti Bankasi A.S.*	190,000	175

Turkiye Is Bankasi A.S., Class C*	304,938	211

		732

United Kingdom – 3.9%

3i Group PLC	61,694	792

Anglo American PLC	4,910	118

BAE Systems PLC	29,210	181

Bunzl PLC	17,500	565

Close Brothers Group PLC	2,068	27

Direct Line Insurance Group PLC	125,000	435

Evraz PLC	37,869	169

GlaxoSmithKline PLC	192,776	3,611

JD Sports Fashion PLC	27,380	286

Linde PLC	4,450	1,060

M&G PLC	99,000	203

National Grid PLC	40,026	461

Next PLC	4,570	350

Persimmon PLC	13,590	432

RELX PLC (London Exchange)	24,801	549

Rio Tinto Ltd.	10,279	696

Unilever N.V.	17,689	1,068

Unilever N.V. (New York Exchange)	23,015	1,390

Vodafone Group PLC	101,260	134

		12,527

United States – 53.8%

2U, Inc.*	28,294	958

Activision Blizzard, Inc.	7,568	613

Adobe, Inc.*	12,540	6,150

Agilent Technologies, Inc.	5,363	541

Air Lease Corp.	11,418	336

Akamai Technologies, Inc.*	3,163	350

Albemarle Corp.	3,528	315

Alphabet, Inc., Class C*	1,517	2,229

Amazon.com, Inc.*	912	2,872

American Tower Corp.	6,083	1,470

Americold Realty Trust	13,589	486

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

United States – 53.8% continued

Ameriprise Financial, Inc.	12,200	$1,880

AmerisourceBergen Corp.	3,219	312

Amgen, Inc.	10,700	2,719

Amphenol Corp., Class A	9,150	991

ANSYS, Inc.*	12,970	4,244

Apple, Inc.	29,728	3,443

Applied Materials, Inc.	9,765	580

Arrow Electronics, Inc.*	3,378	266

Autodesk, Inc.*	3,038	702

Bank of America Corp.	30,547	736

Berkshire Hathaway, Inc., Class B*	12,135	2,584

Bio-Rad Laboratories, Inc., Class A*	1,173	605

Black Knight, Inc.*	6,563	571

BOK Financial Corp.	14,000	721

Boston Properties, Inc.	3,106	249

Cabot Oil & Gas Corp.	96,900	1,682

Capital One Financial Corp.	17,400	1,250

CBRE Group, Inc., Class A*	10,506	493

Charles Schwab (The) Corp.	31,214	1,131

Cimarex Energy Co.	9,316	227

Cincinnati Financial Corp.	3,698	288

CMC Materials, Inc.	2,909	415

Coca-Cola (The) Co.	39,400	1,945

Comcast Corp., Class A	25,054	1,159

Commerce Bancshares, Inc.	18,650	1,050

Continental Resources, Inc.	15,714	193

Corteva, Inc.	71,000	2,045

CSX Corp.	7,484	581

Cullen/Frost Bankers, Inc.	10,500	671

Cummins, Inc.	2,231	471

D.R. Horton, Inc.	11,009	833

Danaher Corp.	18,900	4,070

Darden Restaurants, Inc.	5,970	601

DENTSPLY SIRONA, Inc.	8,267	361

Dover Corp.	3,343	362

East West Bancorp, Inc.	26,500	868

Eastman Chemical Co.	3,899	305

Eaton Vance Corp.	7,777	297

Ecolab, Inc.	4,227	845

Editas Medicine, Inc.*	32,743	919

Elanco Animal Health, Inc.*	64,300	1,796

Equity LifeStyle Properties, Inc.	15,100	926

Facebook, Inc., Class A*	5,851	1,532

First Republic Bank	17,553	1,914

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    37    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

United States – 53.8% continued

Fortive Corp.	19,955	$1,521

General Dynamics Corp.	11,461	1,587

Global Payments, Inc.	4,079	724

Honeywell International, Inc.	10,525	1,732

Houlihan Lokey, Inc.	6,386	377

Illumina, Inc.*	2,246	694

Intellia Therapeutics, Inc.*	46,262	920

Intercontinental Exchange, Inc.	7,064	707

Intuit, Inc.	8,180	2,668

Invitae Corp.*	50,363	2,183

Iridium Communications, Inc.*	12,548	321

Johnson & Johnson	13,814	2,057

Johnson Controls International PLC	43,200	1,765

JPMorgan Chase & Co.	17,800	1,714

KeyCorp	21,559	257

Keysight Technologies, Inc.*	5,746	568

Laboratory Corp. of America Holdings*	1,852	349

LendingTree, Inc.*	2,971	912

Lennar Corp., Class A	30,100	2,459

Markel Corp.*	2,030	1,977

Martin Marietta Materials, Inc.	8,200	1,930

Masco Corp.	10,312	568

Mettler-Toledo International, Inc.*	1,260	1,217

Microchip Technology, Inc.	40,938	4,207

Microsoft Corp.	26,771	5,631

Moody’s Corp.	6,484	1,879

NanoString Technologies, Inc.*	8,488	379

NIKE, Inc., Class B	12,412	1,558

NVIDIA Corp.	303	164

O’Reilly Automotive, Inc.*	1,791	826

Oshkosh Corp.	23,400	1,720

Packaging Corp. of America	3,016	329

PagerDuty, Inc.*	23,892	648

Parker-Hannifin Corp.	9,700	1,963

PayPal Holdings, Inc.*	10,096	1,989

PepsiCo, Inc.	7,966	1,104

Philip Morris International, Inc.	41,381	3,103

Phillips 66	18,900	980

Pinterest, Inc., Class A*	19,490	809

Pioneer Natural Resources Co.	8,000	688

PNC Financial Services Group (The), Inc.	14,100	1,550

Procter & Gamble (The) Co.	15,150	2,106

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

United States – 53.8% continued

Progressive (The) Corp.	7,030	$665

Proto Labs, Inc.*	8,807	1,140

Pure Storage, Inc., Class A*	56,487	869

QUALCOMM, Inc.	20,647	2,430

Raymond James Financial, Inc.	5,195	378

Reinsurance Group of America, Inc.	3,370	321

RenaissanceRe Holdings Ltd.	1,905	323

Republic Services, Inc.	7,683	717

Roku, Inc.*	10,246	1,934

Roper Technologies, Inc.	2,943	1,163

RPM International, Inc.	23,400	1,938

salesforce.com, Inc.*	6,395	1,607

SBA Communications Corp.	1,633	520

Scotts Miracle-Gro (The) Co.	2,769	423

Sealed Air Corp.	7,313	284

Sensata Technologies Holding PLC*	9,945	429

Seres Therapeutics, Inc.*	25,063	710

Skyworks Solutions, Inc.	5,558	809

Slack Technologies, Inc., Class A*	37,001	994

Snap-on, Inc.	2,540	374

Splunk, Inc.*	4,330	815

Square, Inc., Class A*	15,427	2,508

Starbucks Corp.	7,177	617

Stericycle, Inc.*	7,799	492

Stifel Financial Corp.	6,395	323

Stratasys Ltd.*	40,799	509

Sun Communities, Inc.	6,802	956

Syneos Health, Inc.*	6,148	327

Synopsys, Inc.*	4,030	862

Sysco Corp.	6,189	385

Teladoc Health, Inc.*	4,194	919

Teleflex, Inc.	5,214	1,775

Teradyne, Inc.	2,203	175

Tesla, Inc.*	7,960	3,415

TJX (The) Cos., Inc.	8,875	494

TransDigm Group, Inc.	1,534	729

Twilio, Inc., Class A*	1,750	432

Twitter, Inc.*	44,643	1,987

Tyson Foods, Inc., Class A	22,700	1,350

U.S. Bancorp	19,834	711

Visa, Inc., Class A	8,631	1,726

Walgreens Boots Alliance, Inc.	21,500	772

WEC Energy Group, Inc.	5,116	496

Woodward, Inc.	4,551	365

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    38    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1) continued

United States – 53.8% continued

Xilinx, Inc.	9,580	$999

Xylem, Inc.	23,800	2,002

Zillow Group, Inc., Class C*	14,812	1,505

Zscaler, Inc.*	3,098	436

		173,103

Total Common Stocks

(Cost $265,738)		305,063

PREFERRED STOCKS – 0.1% (1)

Brazil – 0.1%

Petroleo Brasileiro S.A., 0.00%(3) (4)	101,000	354

Total Preferred Stocks

(Cost $534)		354

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	11,633,205	11,633

Total Investment Companies

(Cost $11,633)		11,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.11%, 1/28/21(7) (8)	$700	$700

Total Short-Term Investments

(Cost $700)		700

Total Investments – 98.8%

(Cost $278,605)		317,750

Other Assets less Liabilities – 1.2%		3,818

Net Assets – 100.0%		$321,568

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is less than 0.01%.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2020 is disclosed. (7) Discount rate at the time of purchase.

(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	Euro	345	Australian Dollar	567	11/10/20	$ 2

JPMorgan Chase	Euro	398	Canadian Dollar	626	11/10/20	3

JPMorgan Chase	Euro	30	New Zealand Dollar	53	11/10/20	— *

JPMorgan Chase	Euro	98	Singapore Dollar	159	11/10/20	1

JPMorgan Chase	Euro	346	United States Dollar	407	11/10/20	1

JPMorgan Chase	United States Dollar	1,398	Canadian Dollar	1,866	11/10/20	4

JPMorgan Chase	United States Dollar	332	Singapore Dollar	456	11/10/20	2

Subtotal Appreciation						13

JPMorgan Chase	Euro	1,571	British Pound	1,413	11/10/20	(19)

JPMorgan Chase	Euro	150	Israeli Shekel	602	11/10/20	— *

JPMorgan Chase	Euro	159	Norwegian Krone	1,690	11/10/20	(6)

JPMorgan Chase	Euro	590	Swedish Krona	6,071	11/10/20	(15)

JPMorgan Chase	Japanese Yen	30,918	United States Dollar	292	11/10/20	(1)

JPMorgan Chase	United States Dollar	2,102	Australian Dollar	2,934	11/10/20	(1)

JPMorgan Chase	United States Dollar	95	Norwegian Krone	854	11/10/20	(3)

JPMorgan Chase	United States Dollar	213	Swedish Krona	1,860	11/10/20	(5)
Subtotal Depreciation						(50)
Total						$(37)

*	Amounts round to less than a thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    39    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

At September 30, 2020, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	19	$3,185	Long	12/20	$6

MSCI EAFE Index	23	2,131	Long	12/20	(46)

MSCI Emerging Markets Index (United States Dollar)	14	762	Long	12/20	(3)

Total					$(43)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Communication Services	11.4%

Consumer Discretionary	9.8

Consumer Staples	7.7

Energy	2.4

Financials	14.9

Health Care	14.9

Industrials	10.0

Information Technology	20.6

Materials	4.5

Real Estate	2.1

Utilities	1.7
Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	67.0%

Euro	9.7

Japanese Yen	7.2

All other currencies less than 5%	16.1
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$344	$—	$—	$344

Brazil	989	—	—	989

Canada	5,313	—	—	5,313

Chile	394	—	—	394

China	7,965	3,813	—	11,778

Colombia	149	—	—	149

France	324	5,710	—	6,034

Germany	2,493	9,874	—	12,367

Hong Kong	39	3,887	—	3,926

India	1,055	—	—	1,055

Ireland	4,014	—	—	4,014

Israel	719	—	—	719

Japan	3,401	22,004	—	25,405

Mexico	368	—	—	368

Peru	264	—	—	264

Singapore	313	1,003	—	1,316

Sweden	712	2,239	—	2,951

Switzerland	6,086	9,993	—	16,079

Taiwan	446	2,495	—	2,941

United Kingdom	2,450	10,077	—	12,527

United States	173,103	—	—	173,103

All Other Countries(1)	—	23,027	—	23,027

Total Common Stocks	210,941	94,122	—	305,063

Preferred Stocks(1)	354	—	—	354

Investment Companies	11,633	—	—	11,633

Short-Term Investments	—	700	—	700

Total Investments	$222,928	$94,822	$—	$317,750
OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$13	$—	$13

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    40    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Futures Contracts	$6	$—	$—	$6

Liabilities

Forward Foreign Currency Exchange Contracts	—	(50)	—	(50)

Futures Contracts	(49)	—	—	(49)
Total Other Financial Instruments	$(43)	$(37)	$—	$(80)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    41    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%

Bermuda – 0.0%

Digicel Group 0.5 Ltd.,

7.00%, 10/19/20 (2) (3) (4)	$76	$9

Total Convertible Bonds

(Cost $7)		9

CORPORATE BONDS – 0.7%

United States – 0.7%

CEDC Finance Corp. International, Inc.,

10.00%, 12/31/22 (2)	85	53

JPMorgan Chase Bank N.A.,

2.68%, 5/21/30 (CNY)	6,000	851

7.50%, 8/17/32 (IDR)(2)	4,849,000	332

		1,236

Total Corporate Bonds

(Cost $1,287)		1,236

FOREIGN ISSUER BONDS – 91.7%

Angola – 1.1%

Angolan Government International Bond,

9.50%, 11/12/25	400	350

8.25%, 5/9/28	400	320

8.00%, 11/26/29	200	159

9.38%, 5/8/48	1,065	836

9.13%, 11/26/49	271	212

		1,877

Argentina – 2.2%

Argentine Republic Government

International Bond,

1.00%, 7/9/29	329	150

(Step to 0.50% on 7/9/21), 0.13%, 7/9/30 (5)	2,039	856

(Step to 1.13% on 7/9/21), 0.13%, 7/9/35 (5)	3,483	1,310

(Step to 2.00% on 7/9/21), 0.13%, 1/9/38 (5)	529	228

(Step to 2.50% on 7/9/21), 0.13%, 7/9/41 (5)	495	197

Autonomous City of Buenos Aires Argentina,

(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 32.99%, 3/29/24 (ARS)(6)	1,333	16

Bonos del Tesoro Nacional en Pesos Badlar,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Argentina – 2.2% continued

(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 31.73%, 4/3/22 (ARS)(6)	$4,614	$59

Pampa Energia S.A.,

7.38%, 7/21/23	177	151

Provincia de Buenos Aires,

6.50%, 2/15/23	450	175

33.38%, 4/12/25 (ARS)	4,138	49

YPF S.A.,

8.75%, 4/4/24	708	568

		3,759

Azerbaijan – 1.2%

Republic of Azerbaijan International Bond,

4.75%, 3/18/24	700	736

3.50%, 9/1/32	612	590

Southern Gas Corridor CJSC,

6.88%, 3/24/26	400	456

State Oil Co. of the Azerbaijan Republic,

6.95%, 3/18/30	200	237

		2,019

Bahrain – 0.5%

Bahrain Government International Bond,

6.13%, 7/5/22	400	418

7.50%, 9/20/47	200	213

Oil and Gas Holding (The) Co. BSCC,

8.38%, 11/7/28	200	223

		854

Belarus – 0.3%

Republic of Belarus International Bond,

6.88%, 2/28/23	240	234

6.20%, 2/28/30	200	188

Republic of Belarus Ministry of Finance,

5.88%, 2/24/26	200	186

		608

Bermuda – 0.3%

Digicel Group 0.5 Ltd.,

10.00%,(100% Cash), 4/1/24 (4)	585	448

8.00%, 4/1/25 (2) (4)	252	88

		536

Brazil – 6.7%

Banco do Brasil S.A.,

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    42    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Brazil – 6.7% continued

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (3) (7)	$600	$562

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (3) (7)	200	216

Brazil Notas do Tesouro Nacional, Serie F,

10.00%, 1/1/23 (BRL)	8,000	1,584

10.00%, 1/1/25 (BRL)	6,608	1,334

10.00%, 1/1/27 (BRL)	9,628	1,956

10.00%, 1/1/29 (BRL)	6,864	1,417

10.00%, 1/1/31 (BRL)	406	84

Brazilian Government International Bond,

8.25%, 1/20/34	118	158

7.13%, 1/20/37	153	190

5.63%, 1/7/41	100	108

5.00%, 1/27/45	850	856

5.63%, 2/21/47	200	217

4.75%, 1/14/50	200	195

CSN Islands XI Corp.,

6.75%, 1/28/28	200	194

CSN Resources S.A.,

7.63%, 2/13/23	230	237

Oi S.A.,

10.00%,(100% Cash), 7/27/25 (4)	1,615	1,558

Samarco Mineracao S.A.,

4.13%, 11/1/22 (8)	400	212

5.75%, 10/24/23 (8)	600	324

5.38%, 9/26/24 (8)	300	161

		11,563

Canada – 0.6%

First Quantum Minerals Ltd.,

7.25%, 4/1/23	200	200

6.50%, 3/1/24	200	192

7.50%, 4/1/25	290	287

6.88%, 3/1/26	290	279

		958

Cayman Islands – 0.1%

Fantasia Holdings Group Co. Ltd.,

10.88%, 1/9/23	200	200

Chile – 2.3%

Bonos de la Tesoreria de la Republica,

1.90%, 9/1/30 (CLP)	1	22

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Chile – 2.3% continued

2.00%, 3/1/35 (CLP)	$1	$68

Bonos de la Tesoreria de la Republica en pesos,

4.50%, 3/1/26 (CLP)	445,000	650

4.70%, 9/1/30 (CLP)	100,000	150

5.00%, 3/1/35 (CLP)	550,000	839

Chile Government International Bond,

2.55%, 1/27/32	700	739

Corp. Nacional del Cobre de Chile,

5.63%, 10/18/43	200	269

4.88%, 11/4/44	200	249

4.50%, 8/1/47	200	239

4.38%, 2/5/49	220	260

Empresa de Transporte de Pasajeros Metro S.A.,

4.70%, 5/7/50	200	246

Empresa Nacional del Petroleo,

4.50%, 9/14/47	200	218

		3,949

China – 1.9%

China Evergrande Group,

11.50%, 1/22/23	200	179

7.50%, 6/28/23	370	294

10.50%, 4/11/24	450	379

8.75%, 6/28/25	400	313

Kaisa Group Holdings Ltd.,

8.50%, 6/30/22	215	211

11.50%, 1/30/23	200	204

10.88%, 7/23/23	200	201

9.38%, 6/30/24	465	439

Scenery Journey Ltd.,

11.50%, 10/24/22	320	291

12.00%, 10/24/23	400	357

Sinochem Overseas Capital Co. Ltd.,

4.50%, 11/12/20	200	200

Sinopec Group Overseas Development 2012 Ltd.,

4.88%, 5/17/42	200	262

		3,330

Colombia – 3.5%

Colombia Government International Bond,

8.13%, 5/21/24	213	257

3.88%, 4/25/27	200	216

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    43    MULTI–MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Colombia – 3.5% continued

7.38%, 9/18/37	$100	$141

6.13%, 1/18/41	165	212

5.63%, 2/26/44	200	249

5.00%, 6/15/45	650	757

4.13%, 5/15/51	200	208

Colombian TES,

10.00%, 7/24/24 (COP)	2,850,000	916

6.25%, 11/26/25 (COP)	182,800	52

7.50%, 8/26/26 (COP)	1,061,300	320

5.75%, 11/3/27 (COP)	189,000	52

6.00%, 4/28/28 (COP)	6,503,400	1,797

7.00%, 6/30/32 (COP)	64,900	18

7.25%, 10/18/34 (COP)	1,465,700	419

7.25%, 10/26/50 (COP)	639,000	175

Empresas Publicas de Medellin ESP,

8.38%, 11/8/27 (COP)	693,000	187

		5,976

Costa Rica – 0.9%

Costa Rica Government International Bond,

5.52%, 11/10/21	700	707

6.44%, 11/21/29	480	430

5.63%, 4/30/43	600	494

		1,631

Croatia – 0.9%

Croatia Government International Bond,

6.38%, 3/24/21	200	205

5.50%, 4/4/23	200	222

6.00%, 1/26/24	900	1,044

		1,471

Czech Republic – 1.6%

Czech Republic Government Bond,

0.45%, 10/25/23 (CZK)	28,500	1,244

2.40%, 9/17/25 (CZK)	7,100	337

0.95%, 5/15/30 (CZK)	15,410	677

2.00%, 10/13/33 (CZK)	8,040	392

4.20%, 12/4/36 (CZK)	390	25

		2,675

Dominican Republic – 2.6%

Dominican Republic International Bond,

7.50%, 5/6/21	40	41

6.60%, 1/28/24	100	110

5.88%, 4/18/24	200	212

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Dominican Republic – 2.6% continued

5.50%, 1/27/25	$550	$585

6.88%, 1/29/26	230	256

9.75%, 6/5/26 (DOP)	40,700	707

5.95%, 1/25/27	200	215

4.88%, 9/23/32 (2)	285	283

4.88%, 9/23/32	150	149

7.45%, 4/30/44	190	214

6.85%, 1/27/45	800	842

6.50%, 2/15/48	350	354

6.40%, 6/5/49	200	201

5.88%, 1/30/60 (2)	370	350

		4,519

Ecuador – 2.1%

Ecuador Government International Bond,

(Step to 5.00% on 7/31/21), 0.50%, 7/31/30 (2) (5)	1,477	994

0.00%, 7/31/30 (2) (9)	258	120

(Step to 1.00% on 7/31/21), 0.50%, 7/31/35 (2) (5)	3,366	1,853

(Step to 0.50% on 7/31/21), 0.50%, 7/31/40 (2) (5)	1,205	604

		3,571

Egypt – 1.8%

Egypt Government International Bond,

7.50%, 1/31/27	200	211

6.59%, 2/21/28	500	496

7.60%, 3/1/29	200	206

7.05%, 1/15/32	229	219

7.63%, 5/29/32 (2)	200	195

6.88%, 4/30/40	467	438

8.50%, 1/31/47	800	777

7.90%, 2/21/48	430	398

8.88%, 5/29/50 (2)	200	198

		3,138

El Salvador – 0.6%

El Salvador Government International Bond,

5.88%, 1/30/25	67	58

6.38%, 1/18/27	103	89

8.63%, 2/28/29	453	428

8.25%, 4/10/32	131	118

7.65%, 6/15/35	80	69

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

El Salvador – 0.6% continued

7.63%, 2/1/41	$150	$125

9.50%, 7/15/52 (2)	150	142

		1,029

Gabon – 0.2%

Gabon Government International Bond,

6.38%, 12/12/24	200	189

6.63%, 2/6/31	200	180

		369

Georgia – 0.1%

Georgia Government International Bond,

6.88%, 4/12/21	200	204

Ghana – 0.5%

Ghana Government International Bond,

7.63%, 5/16/29	200	182

10.75%, 10/14/30	200	243

8.13%, 3/26/32	200	176

7.88%, 2/11/35	400	339

		940

Guatemala – 1.0%

Guatemala Government Bond,

4.88%, 2/13/28	275	303

4.90%, 6/1/30	400	443

5.38%, 4/24/32	575	659

6.13%, 6/1/50	200	238

		1,643

Honduras – 0.4%

Honduras Government International Bond,

6.25%, 1/19/27	300	328

5.63%, 6/24/30	300	321

		649

Hungary – 1.7%

Hungary Government Bond,

1.50%, 8/23/23 (HUF)	118,500	384

2.50%, 10/24/24 (HUF)	115,000	388

3.00%, 10/27/27 (HUF)	121,770	421

6.75%, 10/22/28 (HUF)	32,920	144

3.00%, 8/21/30 (HUF)	114,090	395

Hungary Government International Bond,

5.75%, 11/22/23	862	988

5.38%, 3/25/24	156	179

7.63%, 3/29/41	38	68

		2,967

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

India – 0.1%

Export-Import Bank of India,

4.00%, 1/14/23	$200	$210

Indonesia – 8.1%

Indonesia Asahan Aluminium Persero PT,

5.71%, 11/15/23	200	222

Indonesia Government International Bond,

4.75%, 2/11/29	500	593

8.50%, 10/12/35	200	320

6.63%, 2/17/37	750	1,053

7.75%, 1/17/38	200	309

5.25%, 1/17/42	870	1,100

5.13%, 1/15/45	750	942

5.95%, 1/8/46	200	280

5.25%, 1/8/47	200	259

Indonesia Treasury Bond,

6.50%, 6/15/25 (IDR)	1,793,000	125

8.38%, 9/15/26 (IDR)	10,349,000	776

7.00%, 5/15/27 (IDR)	5,276,000	366

6.13%, 5/15/28 (IDR)	3,534,000	229

9.00%, 3/15/29 (IDR)	7,246,000	550

8.25%, 5/15/29 (IDR)	2,589,000	190

10.50%, 8/15/30 (IDR)	2,813,000	236

7.00%, 9/15/30 (IDR)	6,000,000	406

7.75%, 4/15/31 (IDR)	1,177,000	84

8.75%, 5/15/31 (IDR)	12,294,000	926

9.50%, 7/15/31 (IDR)	17,912,000	1,412

6.63%, 5/15/33 (IDR)	1,545,000	99

8.38%, 3/15/34 (IDR)	2,949,000	213

7.50%, 6/15/35 (IDR)	2,274,000	154

8.25%, 5/15/36 (IDR)	23,536,000	1,679

7.50%, 5/15/38 (IDR)	2,585,000	173

8.38%, 4/15/39 (IDR)	1,310,000	94

Perusahaan Penerbit SBSN Indonesia III,

4.55%, 3/29/26	200	230

4.40%, 3/1/28	450	514

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,

5.50%, 11/22/21	200	209

6.15%, 5/21/48	200	257

		14,000

Ireland – 0.1%

SCF Capital Designated Activity Co.,

5.38%, 6/16/23	200	215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    45    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Ivory Coast – 0.7%

Ivory Coast Government International Bond,

6.38%, 3/3/28	$200	$201

5.88%, 10/17/31 (EUR)	119	127

5.75%, 12/31/32	112	104

6.13%, 6/15/33	540	507

6.88%, 10/17/40 (EUR)	225	238

		1,177

Jamaica – 0.1%

Jamaica Government International Bond,

7.88%, 7/28/45	200	253

Kazakhstan – 0.6%

Development Bank of Kazakhstan JSC,

4.13%, 12/10/22	200	210

Kazakhstan Government International Bond,

5.13%, 7/21/25	200	232

6.50%, 7/21/45	200	311

KazMunayGas National Co. JSC,

5.38%, 4/24/30	200	235

		988

Kenya – 0.3%

Kenya Government International Bond,

6.88%, 6/24/24	239	244

8.00%, 5/22/32	200	198

		442

Lebanon – 0.3%

Lebanon Government International Bond,

6.38%, 3/9/20 (8)	267	50

5.80%, 4/14/20 (8)	188	35

6.15%, 6/19/20 (8)	326	61

8.25%, 4/12/21 (8)	593	107

6.10%, 10/4/22 (8)	795	138

6.00%, 1/27/23 (8)	231	39

6.60%, 11/27/26 (8)	97	16

6.85%, 3/23/27 (8)	212	35

7.00%, 3/23/32 (8)	143	23

7.05%, 11/2/35 (8)	11	2

7.25%, 3/23/37 (8)	349	59

		565

Malaysia – 2.2%

Malaysia Government Bond,

3.88%, 3/10/22 (MYR)	2,157	534

3.80%, 9/30/22 (MYR)	1,821	455

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Malaysia – 2.2% continued

3.90%, 11/30/26 (MYR)	$2,050	$535

3.73%, 6/15/28 (MYR)	2,400	623

3.89%, 8/15/29 (MYR)	720	190

4.50%, 4/15/30 (MYR)	711	196

4.64%, 11/7/33 (MYR)	361	100

3.83%, 7/5/34 (MYR)	2,025	528

4.92%, 7/6/48 (MYR)	203	57

Petronas Capital Ltd.,

4.55%, 4/21/50	400	508

		3,726

Mexico – 7.3%

Banco Mercantil del Norte S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (3) (7)	200	197

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 6/27/29 (3) (7)	200	197

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (3) (7)	220	230

Braskem Idesa S.A.P.I.,

7.45%, 11/15/29	230	219

Comision Federal de Electricidad,

8.18%, 12/23/27 (MXN)	2,060	91

5.75%, 2/14/42	200	220

Mexican Bonos,

8.00%, 12/7/23 (MXN)	6,000	298

10.00%, 12/5/24 (MXN)	5,000	269

7.50%, 6/3/27 (MXN)	20,000	1,006

8.50%, 5/31/29 (MXN)	21,934	1,174

7.75%, 5/29/31 (MXN)	8,650	441

7.75%, 11/23/34 (MXN)	1,510	77

10.00%, 11/20/36 (MXN)	6,600	398

8.50%, 11/18/38 (MXN)	25,540	1,355

7.75%, 11/13/42 (MXN)	9,500	466

8.00%, 11/7/47 (MXN)	6,020	301

Mexico Government International Bond,

3.60%, 1/30/25	200	215

4.13%, 1/21/26	200	223

4.15%, 3/28/27	200	223

4.75%, 4/27/32	1,650	1,862

6.05%, 1/11/40	60	75

4.75%, 3/8/44	314	342

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Mexico – 7.3% continued

5.55%, 1/21/45	$114	$137

4.35%, 1/15/47	200	208

5.75%, 10/12/10 (10)	624	722

Petroleos Mexicanos,

7.19%, 9/12/24 (MXN)	3,090	121

6.75%, 9/21/47	550	427

6.35%, 2/12/48	160	120

7.69%, 1/23/50	471	394

6.95%, 1/28/60	637	493

		12,501

Mongolia – 0.3%

Development Bank of Mongolia LLC,

7.25%, 10/23/23	200	209

Mongolia Government International Bond,

5.63%, 5/1/23	200	205

Mongolian Mining Corp.,

2.34%, 4/1/21 (3) (4)	60	30

		444

Morocco – 0.1%

Morocco Government International Bond,

4.25%, 12/11/22	210	221

Netherlands – 0.7%

Kazakhstan Temir Zholy Finance B.V.,

6.95%, 7/10/42	200	269

Metinvest B.V.,

7.75%, 4/23/23	400	411

8.50%, 4/23/26	200	202

10/1/27 (2) (11)	300	291

		1,173

Nigeria – 0.2%

Nigeria Government International Bond,

6.50%, 11/28/27	200	191

7.63%, 11/28/47	200	180

		371

Oman – 0.7%

Oman Government International Bond,

6.50%, 3/8/47	674	553

6.75%, 1/17/48	711	591

		1,144

Pakistan – 0.6%

Pakistan Government International Bond,

8.25%, 4/15/24	200	213

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Pakistan – 0.6% continued

8.25%, 9/30/25	$200	$214

6.88%, 12/5/27	481	480

Third Pakistan International Sukuk (The) Co. Ltd.,

5.63%, 12/5/22	200	200

		1,107

Panama – 1.6%

Panama Government International Bond,

7.13%, 1/29/26	100	127

8.88%, 9/30/27	574	822

9.38%, 4/1/29	73	112

3.16%, 1/23/30	294	320

6.70%, 1/26/36	138	200

4.50%, 4/16/50	500	625

4.30%, 4/29/53	200	245

3.87%, 7/23/60	210	240

		2,691

Papua New Guinea – 0.1%

Papua New Guinea Government International Bond,

8.38%, 10/4/28	200	200

Paraguay – 1.2%

Paraguay Government International Bond,

4.63%, 1/25/23	200	212

5.00%, 4/15/26	200	227

4.95%, 4/28/31	399	459

5.60%, 3/13/48	400	492

5.40%, 3/30/50	500	606

		1,996

Peru – 2.5%

Banco de Credito del Peru,

4.85%, 10/30/20 (PEN)	51	14

Fondo MIVIVIENDA S.A.,

7.00%, 2/14/24 (PEN)	279	87

Peru Government Bond,

5.94%, 2/12/29 (PEN)	600	196

6.15%, 8/12/32 (PEN)	4,325	1,379

5.40%, 8/12/34 (PEN)	565	164

5.35%, 8/12/40 (PEN)	1,675	461

Peruvian Government International Bond,	218	279

7.35%, 7/21/25

6.95%, 8/12/31 (PEN)	1,817	617

8.75%, 11/21/33	260	435

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    47    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Peru – 2.5% continued

6.90%, 8/12/37 (PEN)	$383	$127

5.63%, 11/18/50	353	562

		4,321

Philippines – 0.7%

Philippine Government International Bond,

10.63%, 3/16/25	78	111

9.50%, 2/2/30	302	497

7.75%, 1/14/31	200	304

6.38%, 10/23/34	100	145

Power Sector Assets & Liabilities Management Corp.,

7.39%, 12/2/24	100	125

		1,182

Poland – 2.1%

Republic of Poland Government Bond,

2.50%, 1/25/23 (PLN)	4,600	1,257

2.50%, 7/25/26 (PLN)	1,550	440

2.50%, 7/25/27 (PLN)	3,000	854

2.75%, 4/25/28 (PLN)	541	157

2.75%, 10/25/29 (PLN)	2,860	835

		3,543

Qatar – 2.5%

Qatar Government International Bond,

3.25%, 6/2/26	200	220

4.50%, 4/23/28	468	561

3.75%, 4/16/30	596	692

5.10%, 4/23/48	1,000	1,393

4.82%, 3/14/49	822	1,109

4.40%, 4/16/50	200	258

		4,233

Romania – 1.5%

Romania Government Bond,	850	211

4.25%, 6/28/23 (RON)

5.80%, 7/26/27 (RON)	3,410	942

3.65%, 9/24/31 (RON)	335	80

Romanian Government International Bond,	120	129

6.75%, 2/7/22

4.38%, 8/22/23	236	256

3.62%, 5/26/30 (EUR)	67	89

3.00%, 2/14/31 (2)	40	41

6.13%, 1/22/44	24	32

5.13%, 6/15/48	300	368

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Romania – 1.5% continued

3.38%, 1/28/50 (EUR)	$181	$217

4.00%, 2/14/51	208	215

		2,580

Russia – 4.9%

Russian Federal Bond - OFZ,

7.00%, 8/16/23 (RUB)	49,068	667

7.15%, 11/12/25 (RUB)	9,988	139

7.75%, 9/16/26 (RUB)	55,632	792

7.95%, 10/7/26 (RUB)	30,571	440

8.15%, 2/3/27 (RUB)	40,008	581

7.05%, 1/19/28 (RUB)	19,418	266

6.90%, 5/23/29 (RUB)	37,529	509

7.65%, 4/10/30 (RUB)	102,548	1,460

8.50%, 9/17/31 (RUB)	28,406	431

7.70%, 3/23/33 (RUB)	53,723	773

7.25%, 5/10/34 (RUB)	5,593	78

7.70%, 3/16/39 (RUB)	22,000	323

Russian Foreign Bond - Eurobond,

4.25%, 6/23/27	400	451

4.38%, 3/21/29	200	230

5.10%, 3/28/35	400	491

5.25%, 6/23/47	600	796

		8,427

Saudi Arabia – 0.6%

Saudi Government International Bond,

5.00%, 4/17/49	200	259

5.25%, 1/16/50	400	539

3.75%, 1/21/55	200	217

		1,015

South Africa – 3.9%

Eskom Holdings SOC Ltd.,

7.13%, 2/11/25	200	184

Republic of South Africa Government Bond,

10.50%, 12/21/26 (ZAR)	1,369	95

8.00%, 1/31/30 (ZAR)	13,329	727

7.00%, 2/28/31 (ZAR)	10,023	487

8.25%, 3/31/32 (ZAR)	15,579	799

8.88%, 2/28/35 (ZAR)	3,485	174

6.25%, 3/31/36 (ZAR)	8,559	333

8.50%, 1/31/37 (ZAR)	19,327	906

6.50%, 2/28/41 (ZAR)	1,752	65

8.75%, 1/31/44 (ZAR)	5,509	254

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

South Africa – 3.9% continued

8.75%, 2/28/48 (ZAR)	$31,436	$1,445

Republic of South Africa Government International Bond,	540	503

4.30%, 10/12/28	540	503

5.00%, 10/12/46	400	320

5.65%, 9/27/47	200	169

5.75%, 9/30/49	200	170

		6,631

Sri Lanka – 0.4%

Sri Lanka Government International Bond,

6.20%, 5/11/27	200	135

6.75%, 4/18/28	471	318

7.85%, 3/14/29	200	138

7.55%, 3/28/30	200	135

		726

Supranational – 0.1%

Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,

8.75%, 5/25/24	91	92

8.00%, 12/31/26	65	49

		141

Suriname – 0.1%

Suriname Government International Bond,

9.25%, 10/26/26	200	118

Tajikistan – 0.1%

Republic of Tajikistan International Bond,

7.13%, 9/14/27	230	189

Thailand – 2.7%

Thailand Government Bond,

2.40%, 12/17/23 (THB)	33,000	1,098

2.88%, 12/17/28 (THB)	2,733	98

3.78%, 6/25/32 (THB)	24,458	965

3.40%, 6/17/36 (THB)	14,338	559

3.30%, 6/17/38 (THB)	47,126	1,806

2.88%, 6/17/46 (THB)	1,156	42

3.60%, 6/17/67 (THB)	2,480	103

		4,671

Tunisia – 0.1%

Banque Centrale de Tunisie International Bond,

5.75%, 1/30/25	220	199

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Turkey – 1.6%

Turkey Government Bond,

10.60%, 2/11/26 (TRY)	$838	$100

11.00%, 2/24/27 (TRY)	2,574	307

10.50%, 8/11/27 (TRY)	316	37

Turkey Government International Bond,

3.25%, 3/23/23	200	189

5.75%, 3/22/24	200	196

7.38%, 2/5/25	69	71

6.00%, 3/25/27	200	192

5.13%, 2/17/28	300	273

6.13%, 10/24/28	200	190

5.25%, 3/13/30	300	267

6.88%, 3/17/36	71	66

4.88%, 4/16/43	545	405

5.75%, 5/11/47	535	423

		2,716

Ukraine – 2.6%

Ukraine Government International Bond,

16.00%, 8/11/21 (UAH)(2)	460	17

7.75%, 9/1/21	100	103

17.25%, 1/5/22 (UAH)(2)	274	10

17.00%, 5/11/22 (UAH)(2)	442	17

7.75%, 9/1/23	695	709

8.99%, 2/1/24	200	209

7.75%, 9/1/24	100	101

15.84%, 2/26/25 (UAH)	15,200	611

15.84%, 2/26/25 (UAH)(2)	1,835	74

7.75%, 9/1/25	265	266

7.75%, 9/1/26	200	199

7.75%, 9/1/27	100	99

9.75%, 11/1/28	770	835

7.38%, 9/25/32	907	855

7.25%, 3/15/33	200	185

7.30%, 3/15/33 (2)	212	195

		4,485

United Arab Emirates – 1.4%

Abu Dhabi Government International Bond,

0.75%, 9/2/23	200	200

3.13%, 10/11/27	750	835

2.50%, 9/30/29	200	214

3.13%, 9/30/49	400	429

3.88%, 4/16/50	200	245

DP World Crescent Ltd.,

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    49    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

United Arab Emirates – 1.4% continued

3.88%, 7/18/29	$200	$208

Emirate of Dubai Government International Bonds,

5.25%, 1/30/43	200	229

		2,360

United Kingdom – 0.2%

DTEK Finance PLC,

10.75%, 12/31/24 (12)	276	187

Ukreximbank Via Biz Finance PLC,

9.75%, 1/22/25	200	204

		391

Uruguay – 2.2%

Uruguay Government International Bond,

9.88%, 6/20/22 (UYU)	3,879	95

8.50%, 3/15/28 (UYU)	3,171	77

4.38%, 12/15/28 (UYU)	601	32

7.88%, 1/15/33	141	218

7.63%, 3/21/36	109	170

3.88%, 7/2/40 (UYU)	38,782	1,063

4.13%, 11/20/45	104	123

5.10%, 6/18/50	416	559

4.98%, 4/20/55	823	1,095

Uruguay Monetary Regulation Bill,

0.00%, 3/19/21 (UYU)(9)	658	15

0.00%, 5/7/21 (UYU)(9)	1,390	31

0.00%, 6/18/21 (UYU)(9)	2,772	62

0.00%, 7/21/21 (UYU)(9)	606	13

0.00%, 8/6/21 (UYU)(9)	2,652	59

0.00%, 12/8/21 (UYU)(9)	1,043	23

Uruguay Monetary Regulation Bills,

0.00%, 12/18/20 (UYU)(9)	144	3

0.00%, 2/5/21 (UYU)(9)	361	8

0.00%, 2/19/21 (UYU)(9)	545	13

0.00%, 3/10/21 (UYU)(9)	1,100	25

0.00%, 6/9/21 (UYU)(9)	1,218	27

		3,711

Uzbekistan – 0.4%

Republic of Uzbekistan Bond,

4.75%, 2/20/24	511	539

5.38%, 2/20/29	200	224

		763

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 91.7% continued

Venezuela – 0.2%

Petroleos de Venezuela S.A.,

8.50%, 10/27/20	$1,480	$156

9.00%, 11/17/21 (8)	172	4

12.75%, 2/17/22 (8)	92	2

5.38%, 4/12/27 (8)	77	2

9.75%, 5/17/35 (8)	222	6

Venezuela Government International Bond,

7.75%, 10/13/19 (8)	72	5

12.75%, 8/23/22 (8)	151	11

9.00%, 5/7/23 (8)	62	5

8.25%, 10/13/24 (8)	141	11

11.75%, 10/21/26 (8)	632	47

9.25%, 9/15/27 (8)	186	14

9.25%, 5/7/28 (8)	102	8

11.95%, 8/5/31 (8)	1,045	78

		349

Vietnam – 0.1%

Vietnam Government International Bond,

4.80%, 11/19/24	200	223

Zambia – 0.4%

Zambia Government International Bond,

5.38%, 9/20/22	1,050	528

8.97%, 7/30/27	400	197

		725

Total Foreign Issuer Bonds

(Cost $165,504)		157,558

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(13) (14)	9,459,342	$9,459

Total Investment Companies

(Cost $9,459)		9,459

Total Investments – 97.9%

(Cost $176,257)		168,262

Other Assets less Liabilities – 2.1%		3,567

Net Assets – 100.0%		$171,829

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

(1)	Principal amount is in USD unless otherwise indicated.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Perpetual bond. Maturity date represents next call date.

(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(5)	Step coupon bond. Rate as of September 30, 2020 is disclosed.

(6)	Variable rate security. Rate as of September 30, 2020 is disclosed.

(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(9)	Zero coupon bond.

(10)	Century bond maturing in 2110.

(11)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.

(12)	Issuer has defaulted on terms of debt obligation.

(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(14)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

5Y – 5 Year

CMT – Constant Maturity

PLC – Public Limited Company

SBSN – Surat Berharga Syariah Negara

TIIE – The Equilibrium Interbank Interest Rate

USD – United States Dollar

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Barclays	Chilean Peso	71,877	United States Dollar	95	10/30/20	$ 3

Barclays	Turkish Lira	51	United States Dollar	7	10/7/20	—*

Barclays	Turkish Lira	1,994	United States Dollar	256	11/30/20	2

Barclays	Turkish Lira	118	United States Dollar	15	12/9/20	1

Barclays	United States Dollar	1,970	Chinese Offshore Yuan	13,525	11/30/20	15

Barclays	United States Dollar	435	Hungarian Forint	135,870	11/30/20	3

Barclays	United States Dollar	224	Korean Won	265,000	10/30/20	4

Barclays	United States Dollar	60	Philippine Peso	2,909	11/27/20	—*

BNP	Euro	490	United States Dollar	580	10/14/20	6

BNP	Romanian Leu	104	United States Dollar	25	10/30/20	—*

BNP	Turkish Lira	26	United States Dollar	4	10/7/20	—*

BNP	United States Dollar	177	Czech Koruna	4,120	10/30/20	1

BNP	United States Dollar	57	Korean Won	66,978	10/30/20	—*

BNP	United States Dollar	385	Polish Zloty	1,528	11/30/20	11

BNP	United States Dollar	1,110	Polish Zloty	4,306	1/29/21	4

BNP	United States Dollar	619	Romanian Leu	2,594	11/27/20	2

Citibank	Turkish Lira	34	United States Dollar	5	10/7/20	—*

JPMorgan Chase	Peruvian Nuevo Sol	481	United States Dollar	137	10/30/20	3

JPMorgan Chase	Turkish Lira	126	United States Dollar	17	10/7/20	1

JPMorgan Chase	Turkish Lira	195	United States Dollar	25	10/30/20	—*

JPMorgan Chase	Ukraine Hryvnia	491	United States Dollar	18	10/6/20	—*

JPMorgan Chase	United States Dollar	84	Russian Ruble	6,645	11/30/20	1

JPMorgan Chase	United States Dollar	30	Turkish Lira	237	10/7/20	—*

Merrill Lynch	Brazilian Real	503	United States Dollar	90	11/4/20	1

Merrill Lynch	Euro	109	United States Dollar	128	10/14/20	—*

Merrill Lynch	Mexican Peso	1,092	United States Dollar	52	10/30/20	3

Merrill Lynch	Peruvian Nuevo Sol	177	United States Dollar	50	10/30/20	1

Merrill Lynch	Turkish Lira	372	United States Dollar	49	10/30/20	1

Merrill Lynch	United States Dollar	407	Chinese Offshore Yuan	2,790	11/30/20	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    51    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Merrill Lynch	United States Dollar	272	Czech Koruna	6,317	11/30/20	$ 2

Merrill Lynch	United States Dollar	10	Mexican Peso	219	10/30/20	—*

Merrill Lynch	United States Dollar	242	Russian Ruble	19,167	11/30/20	3

Merrill Lynch	United States Dollar	370	South African Rand	6,347	10/30/20	7

Morgan Stanley	Chilean Peso	221,189	United States Dollar	285	10/30/20	3

Morgan Stanley	Czech Koruna	1,739	United States Dollar	77	10/30/20	2

Morgan Stanley	Hungarian Forint	15,909	United States Dollar	52	10/30/20	1

Morgan Stanley	Polish Zloty	700	United States Dollar	186	10/30/20	5

Morgan Stanley	South African Rand	839	United States Dollar	52	10/30/20	2

Santander	Brazilian Real	1,084	United States Dollar	204	10/2/20	11

Santander	Peruvian Nuevo Sol	399	United States Dollar	113	10/30/20	2

Santander	United States Dollar	2,313	Mexican Peso	52,321	10/30/20	44

Standard Chartered Bank	Brazilian Real	789	United States Dollar	141	10/2/20	—*

Standard Chartered Bank	South African Rand	822	United States Dollar	50	10/30/20	1

Standard Chartered Bank	Turkish Lira	625	United States Dollar	85	11/6/20	5

Standard Chartered Bank	United States Dollar	192	Chinese Offshore Yuan	1,319	11/30/20	2

Standard Chartered Bank	United States Dollar	721	Korean Won	854,126	10/30/20	12

Standard Chartered Bank	United States Dollar	473	Polish Zloty	1,845	11/30/20	5
Subtotal Appreciation						173

Barclays	United States Dollar	126	Polish Zloty	471	10/30/20	(4)

Barclays	United States Dollar	39	Thai Baht	1,209	10/30/20	(1)

Barclays	United States Dollar	661	Thai Baht	20,758	11/30/20	(6)

BNP	United States Dollar	260	Brazilian Real	1,370	10/2/20	(16)

BNP	United States Dollar	118	Chilean Peso	90,575	10/30/20	(3)

BNP	United States Dollar	126	Czech Koruna	2,889	10/30/20	—*

BNP	United States Dollar	218	Mexican Peso	4,613	10/30/20	(10)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	United States Dollar	72	Peruvian Nuevo Sol	255	10/30/20	$ (2)

Citibank	United States Dollar	294	Chinese Offshore Yuan	2,001	11/30/20	(1)

Citibank	United States Dollar	70	Indonesian Rupiah	1,033,550	11/30/20	(1)

JPMorgan Chase	Turkish Lira	237	United States Dollar	30	1/8/21	—*

JPMorgan Chase	United States Dollar	440	Chilean Peso	333,828	10/30/20	(15)

JPMorgan Chase	United States Dollar	280	Colombian Peso	1,065,002	10/30/20	(2)

JPMorgan Chase	United States Dollar	389	Czech Koruna	8,596	10/30/20	(16)

JPMorgan Chase	United States Dollar	177	Indonesian Rupiah	2,639,585	11/30/20	—*

JPMorgan Chase	United States Dollar	27	Korean Won	31,828	10/30/20	—*

JPMorgan Chase	United States Dollar	248	Russian Ruble	19,279	10/30/20	(1)

Merrill Lynch	United States Dollar	90	Brazilian Real	503	10/2/20	(1)

Merrill Lynch	United States Dollar	899	Colombian Peso	3,315,317	10/30/20	(34)

Merrill Lynch	United States Dollar	511	Mexican Peso	10,812	10/30/20	(24)

Merrill Lynch	United States Dollar	126	Polish Zloty	471	10/30/20	(4)

Morgan Stanley	United States Dollar	78	Chinese Offshore Yuan	528	11/30/20	—*

Morgan Stanley	United States Dollar	145	Mexican Peso	3,038	10/30/20	(8)

Standard Chartered Bank	United States Dollar	46	Chilean Peso	35,169	10/30/20	(1)

Standard Chartered Bank	United States Dollar	503	Hungarian Forint	151,217	10/30/20	(15)

Standard Chartered Bank	United States Dollar	128	Malaysian Ringgit	533	11/30/20	—*

Standard Chartered Bank	United States Dollar	43	Peruvian Nuevo Sol	154	10/30/20	(1)

Standard Chartered Bank	United States Dollar	249	Russian Ruble	19,279	10/30/20	(1)

Standard Chartered Bank	United States Dollar	240	Thai Baht	7,478	11/30/20	(4)
Subtotal Depreciation						(171)
Total						$ 2

*	Amount rounds to less than one thousand.

As of September 30, 2020, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$22	$ —	$22

Total								$22
(1)	Payment frequency is quarterly.

As of September 30, 2020, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Brazil CETIP InterBank Deposit Rate(2)	5.92%(2)	3,020,269	BRL	1/2/25	$1	$ —	$1

Brazil CETIP InterBank Deposit Rate(2)	6.57%(2)	2,900,312	BRL	1/2/25	5	—	5

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Warsaw InterBank Offer Rate 6 Month(3)	2.44%(4)	2,000,000	PLN	7/11/22	$23	$ —	$23

Warsaw InterBank Offer Rate 6 Month(3)	2.40%(4)	750,000	PLN	3/26/23	12	—	12

Subtotal Appreciation							41

28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(5)	4.86%(5)	15,200,000	MXN	9/11/25	(7)	—	(7)

CFETS China Fixing Repo Rates 7 Day(6)	2.33%(6)	8,000,000	CNY	9/16/25	(18)	—	(18)

CFETS China Fixing Repo Rates 7 Day(6)	2.58%(6)	7,014,000	CNY	3/18/25	(2)	—	(2)

CFETS China Fixing Repo Rates 7 Day(6)	2.65%(6)	4,500,000	CNY	12/16/25	(1)	—	(1)

CFETS China Fixing Repo Rates 7 Day(6)	2.54%(6)	3,840,000	CNY	9/16/25	(3)	—	(3)

Subtotal Depreciation							(31)

Total							$ 10

(1)	Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

(2)	Payment frequency is at maturity.

(3)	Payment frequency is semi-anually.

(4)	Payment frequency is anually.

(5)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.

(6)	Payment frequency is quarterly.

At September 30, 2020, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS

Basic Materials	2.8%

Communications	1.4

Consumer, Non-cyclical	0.2

Energy	2.9

Financial	4.4

Government	87.0

Industrial	0.5

Utilities	0.8

Total	100.0%

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	60.3%

Indonesian Rupiah	5.1

All other currencies less than 5%	34.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    53    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Convertible Bonds(1)	$—	$9	$ —	$9

Corporate Bonds(1)	—	1,236	—	1,236

Foreign Issuer Bonds(1)	—	157,558	—	157,558

Investment Companies	9,459	—	—	9,459

Total Investments	$9,459	$158,803	$ —	$168,262
OTHER FINANCIAL INSTRUMENTS
Assets

Forward Foreign Currency Exchange Contracts	$—	$173	$ —	$173

Bilateral Interest Rate Swap Agreements	—	22	—	22

Centrally Cleared Interest Rate Swap Agreements	—	41	—	41

Liabilities

Forward Foreign Currency Exchange Contracts	—	(171)	—	(171)

Centrally Cleared Interest Rate Swap Agreements	—	(31)	—	(31)
Total Other Financial Instruments	$—	$34	$ —	$34

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.2%

Cable & Satellite – 0.2%

DISH Network Corp.,

3.38%, 8/15/26	$411	$377

Exploration & Production – 0.0%

Denbury, Inc.,

6.38%, 12/31/24(1) (2) (3)	106	18

Wireless Telecommunications Services – 0.0%

Digicel Group 0.5 Ltd.,

7.00%, 10/19/20(1) (4) (5)	7	1
Total Convertible Bonds
(Cost $407)		396

CORPORATE BONDS – 72.2%

Advertising & Marketing – 0.2%

Outfront Media Capital LLC/Outfront Media Capital Corp.,

5.00%, 8/15/27 (1)	355	346

4.63%, 3/15/30 (1)	105	101

		447

Aerospace & Defense – 2.1%

Howmet Aerospace, Inc.,

5.13%, 10/1/24	25	27

6.88%, 5/1/25	80	88

5.90%, 2/1/27	100	108

5.95%, 2/1/37	175	187

Spirit AeroSystems, Inc.,

5.50%, 1/15/25 (1)	105	106

7.50%, 4/15/25 (1)	165	167

TransDigm, Inc.,

6.50%, 5/15/25	150	150

6.25%, 3/15/26 (1)	585	611

6.38%, 6/15/26	855	858

7.50%, 3/15/27	550	571

5.50%, 11/15/27	850	817

Triumph Group, Inc.,

8.88%, 6/1/24 (1)	25	27

6.25%, 9/15/24 (1)	25	21

7.75%, 8/15/25	50	32

		3,770

Airlines – 0.4%

American Airlines Group, Inc.,

5.00%, 6/1/22 (1)	100	68

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Airlines – 0.4% continued

American Airlines, Inc.,

11.75%, 7/15/25 (1)	$100	$97

Delta Air Lines, Inc.,

3.63%, 3/15/22	25	25

3.80%, 4/19/23	50	48

7.38%, 1/15/26	90	94

3.75%, 10/28/29	25	21

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	300	312

United Airlines Holdings, Inc.,

6.00%, 12/1/20	25	25

4.25%, 10/1/22	125	116

		806

Apparel & Textile Products – 0.1%

Hanesbrands, Inc.,

5.38%, 5/15/25 (1)	50	53

William Carter (The) Co.,

5.63%, 3/15/27 (1)	110	115

		168

Auto Parts Manufacturing – 0.9%

Adient U.S. LLC,

9.00%, 4/15/25 (1)	75	83

American Axle & Manufacturing, Inc.,

6.88%, 7/1/28	195	189

Cooper-Standard Automotive, Inc.,

5.63%, 11/15/26 (1)	75	52

Dana, Inc.,

5.63%, 6/15/28	25	26

Dealer Tire LLC/DT Issuer LLC,

8.00%, 2/1/28 (1)	130	133

Goodyear Tire & Rubber (The) Co.,

9.50%, 5/31/25	420	456

Tenneco, Inc.,

5.38%, 12/15/24	75	57

5.00%, 7/15/26	25	18

Truck Hero, Inc.,

8.50%, 4/21/24 (1)	560	594

		1,608

Automobiles Manufacturing – 2.3%

Ford Motor Co.,

8.50%, 4/21/23	200	218

9.00%, 4/22/25	475	545

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    55    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Automobiles Manufacturing – 2.3% continued

9.63%, 4/22/30	$810	$1,046

7.45%, 7/16/31	400	461

4.75%, 1/15/43	360	326

5.29%, 12/8/46	265	249

Ford Motor Credit Co. LLC,

5.13%, 6/16/25	315	325

4.27%, 1/9/27	200	196

5.11%, 5/3/29	580	594

Tesla, Inc.,

5.30%, 8/15/25 (1)	175	181

		4,141

Cable & Satellite – 3.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,

5.75%, 2/15/26 (1)	500	520

5.50%, 5/1/26 (1)	175	182

5.00%, 2/1/28 (1)	470	494

4.75%, 3/1/30 (1)	280	296

4.50%, 8/15/30 (1)	25	26

4.25%, 2/1/31 (1)	100	104

4.50%, 5/1/32 (1)	50	52

CSC Holdings LLC,

7.50%, 4/1/28 (1)	385	425

6.50%, 2/1/29 (1)	335	371

5.75%, 1/15/30 (1)	655	696

4.63%, 12/1/30 (1)	200	202

DISH DBS Corp.,

5.88%, 11/15/24	25	26

7.38%, 7/1/28 (1)	170	175

GCI LLC,

6.63%, 6/15/24 (1)	25	27

10/15/28 (1) (6)	25	25

Midcontinent Communications/Midcontinent Finance Corp.,

5.38%, 8/15/27 (1)	50	51

Radiate Holdco LLC/Radiate Finance, Inc.,

4.50%, 9/15/26 (1)	270	270

6.50%, 9/15/28 (1)	495	507

Sirius XM Radio, Inc.,

4.63%, 7/15/24 (1)	240	248

5.38%, 7/15/26 (1)	145	151

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Cable & Satellite – 3.2% continued

5.00%, 8/1/27 (1)	$435	$454

5.50%, 7/1/29 (1)	610	654

		5,956

Casinos & Gaming – 1.7%

Boyd Gaming Corp.,

8.63%, 6/1/25 (1)	25	27

6.38%, 4/1/26	350	364

6.00%, 8/15/26	150	155

Caesars Entertainment, Inc.,

6.25%, 7/1/25 (1)	100	105

8.13%, 7/1/27 (1)	75	79

Caesars Resort Collection LLC/CRC Finco, Inc.,

5.75%, 7/1/25 (1)	50	52

5.25%, 10/15/25 (1)	50	48

Churchill Downs, Inc.,

5.50%, 4/1/27 (1)	275	287

4.75%, 1/15/28 (1)	25	25

Downstream Development Authority of the Quapaw Tribe of Oklahoma,

10.50%, 2/15/23 (1)	75	69

Enterprise Development Authority (The),

12.00%, 7/15/24 (1)	125	139

Golden Entertainment, Inc.,

7.63%, 4/15/26 (1)	75	74

Inn of the Mountain Gods Resort & Casino,

9.25%, (100% Cash), 11/30/20 (5)	62	59

Jacobs Entertainment, Inc.,

7.88%, 2/1/24 (1)	75	73

MGM Resorts International,

6.00%, 3/15/23	75	78

5.50%, 4/15/27	83	87

Mohegan Gaming & Entertainment,

7.88%, 10/15/24 (1)	175	163

Scientific Games International, Inc.,

5.00%, 10/15/25 (1)	105	106

8.25%, 3/15/26 (1)	95	99

7.00%, 5/15/28 (1)	255	256

7.25%, 11/15/29 (1)	25	25

Twin River Worldwide Holdings, Inc.,

6.75%, 6/1/27 (1)	25	25

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Casinos & Gaming – 1.7% continued

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,

5.50%, 3/1/25 (1)	$345	$326

5.25%, 5/15/27 (1)	250	232

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,

7.75%, 4/15/25 (1)	75	79

5.13%, 10/1/29 (1)	25	24

		3,056

Chemicals – 1.4%

Avient Corp.,

5.75%, 5/15/25 (1)	50	53

Chemours (The) Co.,

5.38%, 5/15/27	25	25

Cornerstone Chemical Co.,

6.75%, 8/15/24 (1)	1,110	1,039

Element Solutions, Inc.,

3.88%, 9/1/28 (1)	95	93

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,

9.00%, 7/1/28 (1)	90	97

Innophos Holdings, Inc.,

9.38%, 2/15/28 (1)	50	53

Kraton Polymers LLC/Kraton Polymers Capital Corp.,

7.00%, 4/15/25 (1)	25	25

Minerals Technologies, Inc.,

5.00%, 7/1/28 (1)	105	109

Olin Corp.,

9.50%, 6/1/25 (1)	50	58

5.63%, 8/1/29	350	344

5.00%, 2/1/30	50	47

TPC Group, Inc.,

10.50%, 8/1/24 (1)	100	84

Tronox, Inc.,

6.50%, 4/15/26 (1)	145	145

Univar Solutions U.S.A., Inc.,

5.13%, 12/1/27 (1)	275	282

WR Grace & Co.-Conn,

4.88%, 6/15/27 (1)	125	129

		2,583

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Coal Operations – 0.0%

Murray Energy Corp.,

12.00%, 4/15/24(1) (3) (7)	$486	$—

Commercial Finance – 0.3%

AerCap Global Aviation Trust,

(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (8)	294	250

DAE Funding LLC,

5.00%, 8/1/24 (1)	75	76

Fortress Transportation and Infrastructure Investors LLC,

6.75%, 3/15/22 (1)	50	49

6.50%, 10/1/25 (1)	50	49

9.75%, 8/1/27 (1)	50	54

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,

6.38%, 12/15/22 (1)	25	24

		502

Communications Equipment – 0.9%

Avaya, Inc.,

6.13%, 9/15/28 (1)	25	25

CommScope Technologies LLC,

6.00%, 6/15/25 (1)	262	266

5.00%, 3/15/27 (1)	105	101

CommScope, Inc.,

5.50%, 3/1/24 (1)	75	77

6.00%, 3/1/26 (1)	100	104

8.25%, 3/1/27 (1)	265	276

7.13%, 7/1/28 (1)	235	241

ViaSat, Inc.,

5.63%, 9/15/25 (1)	370	363

5.63%, 4/15/27 (1)	75	77

6.50%, 7/15/28 (1)	150	150

		1,680

Construction Materials Manufacturing – 0.5%

Advanced Drainage Systems, Inc.,

5.00%, 9/30/27 (1)	25	26

Forterra Finance LLC/FRTA Finance Corp.,

6.50%, 7/15/25 (1)	115	122

Northwest Hardwoods, Inc.,

7.50%, 8/1/21 (1)	25	9

NWH Escrow Corp.,

7.50%, 8/1/21 (1)	25	9

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    57    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Construction Materials Manufacturing – 0.5% continued

Standard Industries, Inc.,

5.00%, 2/15/27 (1)	$100	$104

4.38%, 7/15/30 (1)	130	133

3.38%, 1/15/31 (1)	130	128

Summit Materials LLC/Summit Materials Finance Corp.,

6.50%, 3/15/27 (1)	50	53

5.25%, 1/15/29 (1)	100	104

U.S. Concrete, Inc.,

6.38%, 6/1/24	150	155

5.13%, 3/1/29 (1)	25	25

		868

Consumer Finance – 1.3%

Ally Financial, Inc.,

8.00%, 11/1/31	295	404

Cardtronics, Inc./Cardtronics U.S.A., Inc.,

5.50%, 5/1/25 (1)	25	25

Credit Acceptance Corp.,

5.13%, 12/31/24 (1)	25	25

FirstCash, Inc.,

4.63%, 9/1/28 (1)	50	51

Genworth Mortgage Holdings, Inc.,

6.50%, 8/15/25 (1)	50	52

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

5.88%, 8/1/21 (1)	25	25

5.25%, 3/15/22 (1)	25	25

4.25%, 2/1/27 (1)	50	43

MGIC Investment Corp.,

5.25%, 8/15/28	50	52

Nationstar Mortgage Holdings, Inc.,

9.13%, 7/15/26 (1)	50	54

6.00%, 1/15/27 (1)	25	25

5.50%, 8/15/28 (1)	75	75

Navient Corp.,

5.88%, 3/25/21	25	25

6.63%, 7/26/21	25	25

5.50%, 1/25/23	25	25

7.25%, 9/25/23	50	52

6.13%, 3/25/24	125	126

6.75%, 6/25/25	200	203

6.75%, 6/15/26	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Consumer Finance – 1.3% continued

5.00%, 3/15/27	$25	$23

OneMain Finance Corp.,

6.13%, 3/15/24	210	220

6.88%, 3/15/25	25	28

8.88%, 6/1/25	65	72

7.13%, 3/15/26	325	363

6.63%, 1/15/28	75	83

Provident Funding Associates L.P./PFG Finance Corp.,

6.38%, 6/15/25 (1)	50	48

Starwood Property Trust, Inc.,

3.63%, 2/1/21	120	120

4.75%, 3/15/25	95	91

		2,410

Consumer Products – 0.5%

Central Garden & Pet Co.,

6.13%, 11/15/23	50	51

Clearwater Paper Corp.,

4.75%, 8/15/28 (1)	25	25

Edgewell Personal Care Co.,

5.50%, 6/1/28 (1)	175	184

Energizer Holdings, Inc.,

6.38%, 7/15/26 (1)	25	27

4.75%, 6/15/28 (1)	180	186

4.38%, 3/31/29 (1)	155	156

High Ridge Brands Co.,

8.88%, 3/15/25 (1) (3)	1,100	22

Kronos Acquisition Holdings, Inc.,

9.00%, 8/15/23 (1)	50	51

Prestige Brands, Inc.,

5.13%, 1/15/28 (1)	25	26

Revlon Consumer Products Corp.,

6.25%, 8/1/24	25	4

Spectrum Brands, Inc.,

5.75%, 7/15/25	25	26

5.50%, 7/15/30 (1)	150	158

		916

Consumer Services – 1.7%

ADT Security (The) Corp.,

4.88%, 7/15/32 (1)	120	121

Allied Universal Holdco LLC/Allied Universal Finance Corp.,

6.63%, 7/15/26 (1)	125	133

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Consumer Services – 1.7% continued

9.75%, 7/15/27 (1)	$125	$136

APX Group, Inc.,

7.63%, 9/1/23	105	106

6.75%, 2/15/27 (1)	205	213

Aramark Services, Inc.,

6.38%, 5/1/25 (1)	190	198

5.00%, 2/1/28 (1)	495	499

ASGN, Inc.,

4.63%, 5/15/28 (1)	430	432

Brink’s (The) Co.,

5.50%, 7/15/25 (1)	25	26

Korn Ferry,

4.63%, 12/15/27 (1)	150	151

Prime Security Services Borrower LLC/Prime Finance, Inc.,

5.25%, 4/15/24 (1)	25	26

5.75%, 4/15/26 (1)	490	524

3.38%, 8/31/27 (1)	95	91

6.25%, 1/15/28 (1)	375	380

		3,036

Containers & Packaging – 2.5%

Berry Global, Inc.,

4.50%, 2/15/26 (1)	85	86

5.63%, 7/15/27 (1)	280	294

Crown Americas LLC/Crown Americas Capital Corp. V,

4.25%, 9/30/26	95	98

Crown Americas LLC/Crown Americas Capital Corp. VI,

4.75%, 2/1/26	175	182

Graham Packaging Co., Inc.,

7.13%, 8/15/28 (1)	190	198

Greif, Inc.,

6.50%, 3/1/27 (1)	50	52

Mauser Packaging Solutions Holding Co.,

5.50%, 4/15/24 (1)	50	50

7.25%, 4/15/25 (1)	485	456

Owens-Brockway Glass Container, Inc.,

6.63%, 5/13/27 (1)	25	27

Plastipak Holdings, Inc.,

6.25%, 10/15/25 (1)	850	850

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Containers & Packaging – 2.5% continued

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),

5.13%, 7/15/23 (1)	$50	$51

7.00%, 7/15/24 (1)	40	41

10/15/27 (1) (6)	260	262

Sealed Air Corp.,

4.00%, 12/1/27 (1)	25	26

Silgan Holdings, Inc.,

4.13%, 2/1/28	25	26

Trident TPI Holdings, Inc.,

9.25%, 8/1/24 (1)	740	785

6.63%, 11/1/25 (1)	1,035	1,019

		4,503

Department Stores – 0.0%

JC Penney Corp., Inc.,

8.63%, 3/15/25 (1) (3)	75	1

6.38%, 10/15/36 (3) (7)	100	—

		1

Distributors - Consumer Discretionary – 0.5%

IAA, Inc.,

5.50%, 6/15/27 (1)	310	323

KAR Auction Services, Inc.,

5.13%, 6/1/25 (1)	525	525

		848

Diversified Banks – 0.3%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 3.29%), 5.13%, 6/20/24 (4) (8)	50	51

(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (4) (8)	75	80

(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (4) (8)	50	54

Citigroup, Inc.,

(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (4) (8)	50	51

(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (4) (8)	125	121

JPMorgan Chase & Co.,

(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (4) (8)	150	154

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (4) (8)	50	49

		560

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    59    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Educational Services – 0.0%

Graham Holdings Co.,

5.75%, 6/1/26(1)	$25	$26

Electrical Equipment Manufacturing – 0.2%

Vertical U.S. Newco, Inc.,

5.25%, 7/15/27 (1)	200	208

WESCO Distribution, Inc.,

7.13%, 6/15/25 (1)	50	54

7.25%, 6/15/28 (1)	75	82

		344

Entertainment Content – 0.3%

Allen Media LLC/Allen Media Co-Issuer, Inc.,

10.50%, 2/15/28 (1)	50	48

Diamond Sports Group LLC/Diamond Sports Finance Co.,

5.38%, 8/15/26 (1)	175	124

6.63%, 8/15/27 (1)	75	39

Lions Gate Capital Holdings LLC,

5.88%, 11/1/24 (1)	100	98

Univision Communications, Inc.,

5.13%, 2/15/25 (1)	50	47

9.50%, 5/1/25 (1)	50	54

6.63%, 6/1/27 (1)	25	24

WMG Acquisition Corp.,

3.00%, 2/15/31 (1)	50	49

		483

Entertainment Resources – 1.9%

AMC Entertainment Holdings, Inc.,

10.50%, 4/24/26 (1)	15	11

12.00%, 6/15/26 (1) (5)	128	36

Boyne U.S.A., Inc.,

7.25%, 5/1/25	50	53

Carlson Travel, Inc.,

11.50%, 12/15/26 (1) (5)	930	560

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,

5.38%, 6/1/24	25	24

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,

5.38%, 4/15/27	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Entertainment Resources – 1.9% continued

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,

5.50%, 5/1/25 (1)	$115	$118

Cinemark U.S.A., Inc.,

5.13%, 12/15/22	75	67

Live Nation Entertainment, Inc.,

4.88%, 11/1/24 (1)	75	73

5.63%, 3/15/26 (1)	75	72

6.50%, 5/15/27 (1)	190	205

4.75%, 10/15/27 (1)	265	248

LTF Merger Sub, Inc.,

8.50%, 6/15/23 (1)	320	307

SeaWorld Parks & Entertainment, Inc.,

9.50%, 8/1/25 (1)	155	161

Six Flags Theme Parks, Inc.,

7.00%, 7/1/25 (1)	165	176

Speedway Motorsports LLC/Speedway Funding II, Inc.,

4.88%, 11/1/27 (1)	25	24

Sterling Entertainment Group LLC,

10.25%, 1/15/25 (9)	1,110	1,086

Vail Resorts, Inc.,

6.25%, 5/15/25 (1)	200	212

		3,468

Exploration & Production – 4.4%

Antero Resources Corp.,

5.63%, 6/1/23	25	18

Apache Corp.,

4.88%, 11/15/27	140	132

4.38%, 10/15/28	100	91

4.25%, 1/15/30	50	45

5.10%, 9/1/40	205	184

4.75%, 4/15/43	150	133

5.35%, 7/1/49	25	22

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,

10.00%, 4/1/22 (1)	316	311

7.00%, 11/1/26 (1)	390	298

Callon Petroleum Co.,

6.25%, 4/15/23	50	16

6.13%, 10/1/24	125	36

6.38%, 7/1/26	25	6

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    60    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Exploration & Production – 4.4% continued

Centennial Resource Production LLC,

5.38%, 1/15/26 (1)	$100	$40

Chaparral Energy, Inc.,

8.75%, 7/15/23 (1) (3)	125	8

CNX Resources Corp.,

7.25%, 3/14/27 (1)	100	102

Comstock Resources, Inc.,

7.50%, 5/15/25 (1)	50	47

9.75%, 8/15/26	380	390

Continental Resources, Inc.,

5.00%, 9/15/22	100	99

4.50%, 4/15/23	25	24

CrownRock L.P./CrownRock Finance, Inc.,

5.63%, 10/15/25 (1)	440	415

Endeavor Energy Resources L.P./EER Finance, Inc.,

6.63%, 7/15/25 (1)	25	26

5.75%, 1/30/28 (1)	75	75

Energy Ventures Gom LLC/EnVen Finance Corp.,

11.00%, 2/15/23 (1)	580	435

EP Energy LLC/Everest Acquisition Finance, Inc.,

9.38%, 5/1/24 (1) (2) (3) (7)	219	—

EQT Corp.,

7.88%, 2/1/25	25	28

3.90%, 10/1/27	75	69

8.75%, 2/1/30	50	59

Gulfport Energy Corp.,

6.00%, 10/15/24	100	62

6.38%, 1/15/26	50	31

HighPoint Operating Corp.,

7.00%, 10/15/22	50	13

Hilcorp Energy I L.P./Hilcorp Finance Co.,

5.75%, 10/1/25 (1)	785	710

6.25%, 11/1/28 (1)	260	237

Indigo Natural Resources LLC,

6.88%, 2/15/26 (1)	50	49

Jagged Peak Energy LLC,

5.88%, 5/1/26	50	50

Laredo Petroleum, Inc.,

9.50%, 1/15/25	50	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued

Exploration & Production – 4.4% continued

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,

6.00%, 8/1/26 (1)	$50	$49

Matador Resources Co.,

5.88%, 9/15/26	210	176

Moss Creek Resources Holdings, Inc.,

7.50%, 1/15/26 (1)	25	15

10.50%, 5/15/27 (1)	25	16

Murphy Oil Corp.,

6.88%, 8/15/24	100	92

5.75%, 8/15/25	25	22

7.05%, 5/1/29	25	23

6.38%, 12/1/42	50	39

Occidental Petroleum Corp.,

2.70%, 8/15/22	23	21

2.90%, 8/15/24	255	216

3.50%, 6/15/25	50	41

8.00%, 7/15/25	25	25

5.88%, 9/1/25	195	179

5.55%, 3/15/26	100	91

3.40%, 4/15/26	365	291

3.20%, 8/15/26	25	20

8.50%, 7/15/27	100	101

6.38%, 9/1/28	50	46

8.88%, 7/15/30	245	252

7.50%, 5/1/31	155	147

7.88%, 9/15/31	90	87

6.45%, 9/15/36	175	149

4.30%, 8/15/39	50	35

6.20%, 3/15/40	50	41

6.60%, 3/15/46	200	172

Parsley Energy LLC/Parsley Finance Corp.,

5.25%, 8/15/25 (1)	100	99

5.63%, 10/15/27 (1)	30	30

PDC Energy, Inc.,

6.13%, 9/15/24	25	24

5.75%, 5/15/26	250	232

Range Resources Corp.,

4.88%, 5/15/25	195	176

9.25%, 2/1/26 (1)	220	226

SM Energy Co.,

5.63%, 6/1/25	85	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    61    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Exploration & Production – 4.4% continued

6.75%, 9/15/26	$25	$11

6.63%, 1/15/27	50	22

Southwestern Energy Co.,

6.45%, 1/23/25	100	97

8.38%, 9/15/28	25	25

Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,

8.75%, 4/15/23 (1)	50	33

9.75%, 4/15/23 (1)	100	68

WPX Energy, Inc.,

5.25%, 9/15/24	65	68

5.88%, 6/15/28	170	178

4.50%, 1/15/30	25	25

		7,989

Financial Services – 1.0%

AG Issuer LLC,

6.25%, 3/1/28 (1)	75	75

Goldman Sachs Group (The), Inc., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (4) (8)	50	50

Hunt Cos., Inc.,

6.25%, 2/15/26 (1)	75	72

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

6.75%, 2/1/24	50	51

4.75%, 9/15/24	175	177

6.25%, 5/15/26	125	130

5.25%, 5/15/27	175	182

LPL Holdings, Inc.,

5.75%, 9/15/25 (1)	135	140

4.63%, 11/15/27 (1)	110	111

NFP Corp.,

7.00%, 5/15/25 (1)	25	27

6.88%, 8/15/28 (1)	865	876

		1,891

Food & Beverage – 1.0%

Chobani LLC/Chobani Finance Corp., Inc.,

7.50%, 4/15/25 (1)	75	77

Darling Ingredients, Inc.,

5.25%, 4/15/27 (1)	50	52

Kraft Heinz Foods Co.,

6.88%, 1/26/39	50	67

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Food & Beverage – 1.0% continued

7.13%, 8/1/39 (1)	$25	$34

6.50%, 2/9/40	50	64

5.00%, 6/4/42	25	27

5.20%, 7/15/45	165	180

4.38%, 6/1/46	25	26

4.88%, 10/1/49 (1)	520	549

Nathan’s Famous, Inc.,

6.63%, 11/1/25 (1)	50	51

Pilgrim’s Pride Corp.,

5.75%, 3/15/25 (1)	100	102

Post Holdings, Inc.,

5.75%, 3/1/27 (1)	275	289

5.63%, 1/15/28 (1)	130	138

4.63%, 4/15/30 (1)	265	273

		1,929

Forest & Paper Products Manufacturing – 0.0%

Mercer International, Inc.,

6.50%, 2/1/24	75	75

7.38%, 1/15/25	25	25

		100

Hardware – 0.5%

Dell International LLC/EMC Corp.,

6.20%, 7/15/30 (1)	190	228

Diebold Nixdorf, Inc.,

8.50%, 4/15/24	75	68

9.38%, 7/15/25 (1)	75	79

Everi Payments, Inc.,

7.50%, 12/15/25 (1)	40	39

NCR Corp.,

8.13%, 4/15/25 (1)	25	28

5.75%, 9/1/27 (1)	100	105

5.00%, 10/1/28 (1)	50	50

6.13%, 9/1/29 (1)	100	106

5.25%, 10/1/30 (1)	25	25

TTM Technologies, Inc.,

5.63%, 10/1/25 (1)	50	51

Xerox Holdings Corp.,

5.00%, 8/15/25 (1)	50	49

5.50%, 8/15/28 (1)	50	49

		877

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    62    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Health Care Facilities & Services – 4.5%

Acadia Healthcare Co., Inc.,

5.50%, 7/1/28 (1)	$205	$211

4/15/29 (1) (6)	95	96

AdaptHealth LLC,

6.13%, 8/1/28 (1)	25	26

Air Methods Corp.,

8.00%, 5/15/25 (1)	100	78

CHS/Community Health Systems, Inc.,

6.88%, 2/1/22	63	56

6.25%, 3/31/23	50	49

9.88%, 6/30/23 (1)	50	39

8.63%, 1/15/24 (1)	25	25

8.13%, 6/30/24 (1)	59	43

6.63%, 2/15/25 (1)	125	121

8.00%, 3/15/26 (1)	100	98

8.00%, 12/15/27 (1)	21	21

6.88%, 4/1/28 (1)	53	25

DaVita, Inc.,

4.63%, 6/1/30 (1)	210	215

3.75%, 2/15/31 (1)	155	149

Encompass Health Corp.,

4.75%, 2/1/30	50	51

4.63%, 4/1/31	130	130

Envision Healthcare Corp.,

8.75%, 10/15/26 (1)	2,415	1,111

HCA, Inc.,

7.69%, 6/15/25	235	276

5.38%, 9/1/26	110	122

3.50%, 9/1/30	385	392

Jaguar Holding Co. II/PPD Development L.P.,

4.63%, 6/15/25 (1)	105	108

5.00%, 6/15/28 (1)	225	235

LifePoint Health, Inc.,

6.75%, 4/15/25 (1)	50	53

4.38%, 2/15/27 (1)	25	25

Select Medical Corp.,

6.25%, 8/15/26 (1)	90	94

Surgery Center Holdings, Inc.,

6.75%, 7/1/25 (1)	980	975

10.00%, 4/15/27 (1)	340	362

Team Health Holdings, Inc.,

6.38%, 2/1/25 (1)	190	130

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Health Care Facilities & Services – 4.5% continued

Tenet Healthcare Corp.,

8.13%, 4/1/22	$25	$28

6.75%, 6/15/23	170	178

4.63%, 7/15/24	50	50

4.63%, 9/1/24 (1)	50	50

7.00%, 8/1/25	225	232

4.88%, 1/1/26 (1)	125	127

5.13%, 11/1/27 (1)	50	51

4.63%, 6/15/28 (1)	105	107

6.13%, 10/1/28 (1)	1,565	1,522

6.88%, 11/15/31	25	25

Vizient, Inc.,

6.25%, 5/15/27 (1)	170	178

West Street Merger Sub, Inc.,

6.38%, 9/1/25 (1)	295	301

		8,165

Home & Office Products Manufacturing – 0.2%

Newell Brands, Inc.,

4.70%, 4/1/26	175	187

5.88%, 4/1/36	50	57

6.00%, 4/1/46	50	56

		300

Home Improvement – 0.8%

Apex Tool Group LLC/BC Mountain Finance, Inc.,

9.00%, 2/15/23 (1)	440	407

BMC East LLC,

5.50%, 10/1/24 (1)	125	129

Cornerstone Building Brands, Inc.,

8.00%, 4/15/26 (1)	105	110

6.13%, 1/15/29 (1)	175	177

Griffon Corp.,

5.75%, 3/1/28	100	104

JELD-WEN, Inc.,

6.25%, 5/15/25 (1)	50	53

4.88%, 12/15/27 (1)	300	306

Patrick Industries, Inc.,

7.50%, 10/15/27 (1)	50	54

PGT Innovations, Inc.,

6.75%, 8/1/26 (1)	50	53

Werner FinCo L.P./Werner FinCo, Inc.,

8.75%, 7/15/25 (1)	75	72

		1,465

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    63    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Homebuilders – 1.2%

Adams Homes, Inc.,

7.50%, 2/15/25 (1)	$50	$51

Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,

6.63%, 1/15/28 (1)	50	50

Beazer Homes U.S.A., Inc.,

6.75%, 3/15/25	75	77

7.25%, 10/15/29	50	54

Century Communities, Inc.,

5.88%, 7/15/25	125	130

Forestar Group, Inc.,

8.00%, 4/15/24 (1)	50	53

5.00%, 3/1/28 (1)	75	76

KB Home,

7.63%, 5/15/23	25	27

6.88%, 6/15/27	25	30

Meritage Homes Corp.,

7.00%, 4/1/22	54	58

6.00%, 6/1/25	75	84

Picasso Finance Sub, Inc.,

6.13%, 6/15/25 (1)	25	27

Shea Homes L.P./Shea Homes Funding Corp.,

4.75%, 2/15/28 (1)	175	175

4.75%, 4/1/29 (1)	100	100

STL Holding Co. LLC,

7.50%, 2/15/26 (1)	50	50

Taylor Morrison Communities, Inc.,

5.88%, 6/15/27 (1)	70	77

5.75%, 1/15/28 (1)	345	375

5.13%, 8/1/30 (1)	115	122

TRI Pointe Group, Inc.,

5.25%, 6/1/27	165	176

5.70%, 6/15/28	140	153

Weekley Homes LLC/Weekley Finance Corp.,

4.88%, 9/15/28 (1)	50	51

Williams Scotsman International, Inc.,

4.63%, 8/15/28 (1)	120	120

		2,116

Industrial Other – 0.4%

Ahern Rentals, Inc.,

7.38%, 5/15/23 (1)	125	66

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Industrial Other – 0.4% continued

Brand Industrial Services, Inc.,

8.50%, 7/15/25 (1)	$125	$118

Core & Main L.P.,

6.13%, 8/15/25 (1)	80	81

frontdoor, Inc.,

6.75%, 8/15/26 (1)	200	213

H&E Equipment Services, Inc.,

5.63%, 9/1/25	75	78

Installed Building Products, Inc.,

5.75%, 2/1/28 (1)	75	79

New Enterprise Stone & Lime Co., Inc.,

6.25%, 3/15/26 (1)	25	26

9.75%, 7/15/28 (1)	25	27

Pike Corp.,

5.50%, 9/1/28 (1)	25	25

Resideo Funding, Inc.,

6.13%, 11/1/26 (1)	70	69

TopBuild Corp.,

5.63%, 5/1/26 (1)	50	52

		834

Internet Media – 0.6%

Go Daddy Operating Co. LLC/GD Finance Co., Inc.,

5.25%, 12/1/27 (1)	265	276

Match Group Holdings II LLC,

5.00%, 12/15/27 (1)	50	53

4.63%, 6/1/28 (1)	115	118

5.63%, 2/15/29 (1)	105	113

Netflix, Inc.,

4.88%, 4/15/28	130	145

5.88%, 11/15/28	100	119

6.38%, 5/15/29	110	135

5.38%, 11/15/29 (1)	25	30

Uber Technologies, Inc.,

8.00%, 11/1/26 (1)	100	107

7.50%, 9/15/27 (1)	25	27

6.25%, 1/15/28 (1)	50	51

		1,174

Iron & Steel – 1.5%

Algoma Steel Parent S.C.A.,

0.00%, 11/30/47 (10) (11)	49	—

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    64    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Iron & Steel – 1.5% continued

Specialty Steel Supply, Inc.,

11.00%, 11/15/22 (1) (9)	$2,670	$2,670

		2,670

Leisure Products Manufacturing – 0.1%

Mattel, Inc.,

6.75%, 12/31/25 (1)	75	79

Winnebago Industries, Inc.,

6.25%, 7/15/28 (1)	75	79

		158

Life Insurance – 0.0%

Genworth Holdings, Inc.,

4.90%, 8/15/23	100	92

Machinery Manufacturing – 1.0%

Amsted Industries, Inc.,

5.63%, 7/1/27 (1)	50	53

4.63%, 5/15/30 (1)	115	119

Colfax Corp.,

6.00%, 2/15/24 (1)	50	52

6.38%, 2/15/26 (1)	25	27

Granite U.S. Holdings Corp.,

11.00%, 10/1/27 (1)	100	102

Hillenbrand, Inc.,

5.75%, 6/15/25	50	53

5.00%, 9/15/26	5	5

JPW Industries Holding Corp.,

9.00%, 10/1/24 (1)	860	811

Manitowoc (The) Co., Inc.,

9.00%, 4/1/26 (1)	50	52

MTS Systems Corp.,

5.75%, 8/15/27 (1)	50	49

SPX FLOW, Inc.,

5.88%, 8/15/26 (1)	50	52

Tennant Co.,

5.63%, 5/1/25	75	78

Terex Corp.,

5.63%, 2/1/25 (1)	275	276

Titan International, Inc.,

6.50%, 11/30/23	75	56

		1,785

Managed Care – 3.1%

Centene Corp.,

5.38%, 6/1/26 (1)	75	79

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Managed Care – 3.1% continued

4.25%, 12/15/27	$75	$78

10/15/30 (6)	25	26

One Call Corp.,

11.50%, 7/1/24 (1) (5)	5,831	5,248

Polaris Intermediate Corp.,

8.50%, 12/1/22 (1) (5)	255	259

		5,690

Manufactured Goods – 1.0%

EnPro Industries, Inc.,

5.75%, 10/15/26	75	79

FXI Holdings, Inc.,

12.25%, 11/15/26 (1)	123	131

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,

7.38%, 12/15/23 (1)	75	76

Hillman Group (The), Inc.,

6.38%, 7/15/22 (1)	25	25

Material Sciences Corp.,

9.75%, 1/9/24 (9)	1,532	1,519

Park-Ohio Industries, Inc.,

6.63%, 4/15/27	50	46

		1,876

Medical Equipment & Devices Manufacturing – 0.4%

Avantor Funding, Inc.,

4.63%, 7/15/28 (1)	145	151

Hologic, Inc.,

4.38%, 10/15/25 (1)	185	189

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,

7.38%, 6/1/25 (1)	125	127

7.25%, 2/1/28 (1)	330	343

		810

Metals & Mining – 3.5%

Allegheny Technologies, Inc.,

7.88%, 8/15/23	110	112

5.88%, 12/1/27	320	308

Arconic Corp.,

6.00%, 5/15/25 (1)	25	27

6.13%, 2/15/28 (1)	70	72

Big River Steel LLC/BRS Finance Corp.,

6.63%, 1/31/29 (1)	760	768

Carpenter Technology Corp.,

6.38%, 7/15/28	230	241

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    65    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Metals & Mining – 3.5% continued

Century Aluminum Co.,

12.00%, 7/1/25 (1)	$800	$846

Cleveland-Cliffs, Inc.,

9.88%, 10/17/25 (1)	50	56

6.75%, 3/15/26 (1)	475	483

5.88%, 6/1/27	125	116

Coeur Mining, Inc.,

5.88%, 6/1/24	25	25

Commercial Metals Co.,

5.75%, 4/15/26	25	26

Compass Minerals International, Inc.,

6.75%, 12/1/27 (1)	25	27

Freeport-McMoRan, Inc.,

5.00%, 9/1/27	180	188

4.13%, 3/1/28	100	101

4.38%, 8/1/28	250	259

5.25%, 9/1/29	165	177

4.25%, 3/1/30	235	241

4.63%, 8/1/30	235	247

5.40%, 11/14/34	200	221

5.45%, 3/15/43	390	432

Joseph T Ryerson & Son, Inc.,

8.50%, 8/1/28 (1)	665	700

Kaiser Aluminum Corp.,

6.50%, 5/1/25 (1)	100	103

4.63%, 3/1/28 (1)	50	47

Novelis Corp.,

5.88%, 9/30/26 (1)	310	319

4.75%, 1/30/30 (1)	125	123

Tms International Holding Corp.,

7.25%, 8/15/25 (1)	75	70

		6,335

Oil & Gas Services & Equipment – 0.4%

Archrock Partners L.P./Archrock Partners Finance Corp.,

6.25%, 4/1/28 (1)	215	203

Basic Energy Services, Inc.,

10.75%, 10/15/23 (1)	25	5

ChampionX Corp.,

6.38%, 5/1/26	50	48

Diamond Offshore Drilling, Inc.,

3.45%, 11/1/23 (3)	25	2

7.88%, 8/15/25 (3)	75	7

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Oil & Gas Services & Equipment – 0.4% continued

5.70%, 10/15/39 (3)	$25	$2

Exterran Energy Solutions L.P./EES Finance Corp.,

8.13%, 5/1/25	50	43

FTS International, Inc.,

6.25%, 5/1/22 (12)	100	34

Global Marine, Inc.,

7.00%, 6/1/28	25	4

Nabors Industries, Inc.,

5.75%, 2/1/25	125	42

Nine Energy Service, Inc.,

8.75%, 11/1/23 (1)	75	22

SESI LLC,

7.13%, 12/15/21 (1)	75	19

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,

6.88%, 4/1/26	145	144

6.88%, 9/1/27	160	159

		734

Pharmaceuticals – 0.2%

Bausch Health Americas, Inc.,

8.50%, 1/31/27 (1)	125	137

Elanco Animal Health, Inc.,

4.91%, 8/27/21	25	26

Par Pharmaceutical, Inc.,

7.50%, 4/1/27 (1)	211	221

		384

Pipeline – 4.9%

Antero Midstream Partners L.P./Antero Midstream Finance Corp.,

5.38%, 9/15/24	735	628

5.75%, 3/1/27 (1)	75	62

Buckeye Partners L.P.,

4.15%, 7/1/23	30	30

4.13%, 3/1/25 (1)	155	147

3.95%, 12/1/26	185	172

4.13%, 12/1/27	120	114

4.50%, 3/1/28 (1)	150	145

5.85%, 11/15/43	155	144

Cheniere Energy Partners L.P.,

4.50%, 10/1/29	700	718

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    66    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Pipeline – 4.9% continued

Cheniere Energy, Inc.,

4.63%, 10/15/28 (1)	$390	$400

CNX Midstream Partners L.P./CNX Midstream Finance Corp.,

6.50%, 3/15/26 (1)	100	101

DCP Midstream Operating L.P.,

4.75%, 9/30/21 (1)	50	50

5.38%, 7/15/25	25	26

5.13%, 5/15/29	75	74

(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (8)	340	248

5.60%, 4/1/44	195	178

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,

6.75%, 5/15/25	25	23

Energy Transfer Operating L.P.,

(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (4) (8)	75	49

EnLink Midstream LLC,

5.38%, 6/1/29	100	81

EnLink Midstream Partners L.P.,

4.40%, 4/1/24	25	23

4.15%, 6/1/25	5	4

4.85%, 7/15/26	105	91

5.60%, 4/1/44	75	48

5.05%, 4/1/45	105	67

5.45%, 6/1/47	120	76

EQM Midstream Partners L.P.,

4.75%, 7/15/23	75	75

4.00%, 8/1/24	125	122

6.00%, 7/1/25 (1)	140	144

4.13%, 12/1/26	140	133

6.50%, 7/1/27 (1)	245	260

5.50%, 7/15/28	400	403

Genesis Energy L.P./Genesis Energy Finance Corp.,

6.50%, 10/1/25	125	108

6.25%, 5/15/26	200	167

7.75%, 2/1/28	75	65

Global Partners L.P./GLP Finance Corp.,

7.00%, 6/15/23	30	31

7.00%, 8/1/27	155	158

1/15/29 (1) (6)	95	96

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Pipeline – 4.9% continued

Harvest Midstream I L.P.,

7.50%, 9/1/28 (1)	$635	$632

Hess Midstream Operations L.P.,

5.63%, 2/15/26 (1)	75	76

5.13%, 6/15/28 (1)	75	75

Holly Energy Partners L.P./Holly Energy Finance Corp.,

5.00%, 2/1/28 (1)	25	24

New Fortress Energy, Inc.,

6.75%, 9/15/25 (1)	25	26

NuStar Logistics L.P.,

5.75%, 10/1/25	110	114

6.00%, 6/1/26	25	25

PBF Logistics L.P./PBF Logistics Finance Corp.,

6.88%, 5/15/23	100	94

Plains All American Pipeline L.P.,

(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (4) (8)	200	127

Rattler Midstream L.P.,

5.63%, 7/15/25 (1)	25	25

Rockies Express Pipeline LLC,

3.60%, 5/15/25 (1)	50	49

4.95%, 7/15/29 (1)	25	24

6.88%, 4/15/40 (1)	50	52

Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,

5.50%, 8/15/22	137	96

5.75%, 4/15/25	138	79

Summit Midstream Partners L.P.,

(Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (4) (8)	125	16

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,

4.75%, 10/1/23 (1)	125	118

5.50%, 9/15/24 (1)	75	71

7.50%, 10/1/25 (1)	125	126

6.00%, 3/1/27 (1)	160	146

5.50%, 1/15/28 (1)	155	139

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,

5.88%, 4/15/26	100	103

5.38%, 2/1/27	66	66

5.00%, 1/15/28	100	97

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    67    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Pipeline – 4.9% continued

6.88%, 1/15/29	$75	$80

5.50%, 3/1/30 (1)	170	170

4.88%, 2/1/31 (1)	190	184

TransMontaigne Partners L.P./TLP Finance Corp.,

6.13%, 2/15/26	25	26

Western Midstream Operating L.P.,

4.00%, 7/1/22	25	25

4.10%, 2/1/25	115	110

3.95%, 6/1/25	25	23

4.75%, 8/15/28	25	24

5.05%, 2/1/30	270	263

5.45%, 4/1/44	75	64

5.30%, 3/1/48	150	121

		8,951

Power Generation – 1.2%

Calpine Corp.,

4.50%, 2/15/28 (1)	410	420

5.13%, 3/15/28	365	378

4.63%, 2/1/29 (1)	353	352

5.00%, 2/1/31 (1)	429	437

Clearway Energy Operating LLC,

5.75%, 10/15/25	50	53

5.00%, 9/15/26	100	103

4.75%, 3/15/28 (1)	100	103

NRG Energy, Inc.,

7.25%, 5/15/26	50	53

6.63%, 1/15/27	50	53

TerraForm Power Operating LLC,

5.00%, 1/31/28 (1)	25	27

4.75%, 1/15/30 (1)	50	53

Vistra Operations Co. LLC,

5.50%, 9/1/26 (1)	100	104

5.00%, 7/31/27 (1)	75	79

		2,215

Property & Casualty Insurance – 2.1%

Acrisure LLC/Acrisure Finance, Inc.,

8.13%, 2/15/24 (1)	760	796

7.00%, 11/15/25 (1)	100	98

10.13%, 8/1/26 (1)	50	55

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Property & Casualty Insurance – 2.1% continued

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,

6.75%, 10/15/27 (1)	$240	$252

AssuredPartners, Inc.,

7.00%, 8/15/25 (1)	1,730	1,762

GTCR AP Finance, Inc.,

8.00%, 5/15/27 (1)	105	111

HUB International Ltd.,

7.00%, 5/1/26 (1)	520	539

NMI Holdings, Inc.,

7.38%, 6/1/25 (1)	75	80

Radian Group, Inc.,

4.50%, 10/1/24	50	50

4.88%, 3/15/27	100	100

		3,843

Publishing & Broadcasting – 1.0%

Clear Channel Worldwide Holdings, Inc.,

9.25%, 2/15/24	42	41

5.13%, 8/15/27 (1)	150	144

EW Scripps (The) Co.,

5.13%, 5/15/25 (1)	50	49

Gray Television, Inc.,

5.88%, 7/15/26 (1)	150	156

iHeartCommunications, Inc.,

6.38%, 5/1/26	27	28

5.25%, 8/15/27 (1)	75	73

4.75%, 1/15/28 (1)	75	71

Lamar Media Corp.,

3.75%, 2/15/28 (1)	50	50

4.00%, 2/15/30 (1)	75	75

National CineMedia LLC,

5.75%, 8/15/26	25	17

Nexstar Broadcasting, Inc.,

4.75%, 11/1/28 (1)	75	76

Salem Media Group, Inc.,

6.75%, 6/1/24 (1)	25	21

Scripps Escrow, Inc.,

5.88%, 7/15/27 (1)	25	24

Sinclair Television Group, Inc.,

5.13%, 2/15/27 (1)	50	47

5.50%, 3/1/30 (1)	25	23

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    68    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Publishing & Broadcasting – 1.0% continued

TEGNA, Inc.,

4.63%, 3/15/28 (1)	$125	$122

5.00%, 9/15/29 (1)	75	74

Townsquare Media, Inc.,

6.50%, 4/1/23 (1)	75	69

Urban One, Inc.,

7.38%, 4/15/22 (1)	720	651

		1,811

Railroad – 0.1%

Watco Cos. LLC/Watco Finance Corp.,

6.50%, 6/15/27(1)	135	138

Real Estate – 2.9%

Cushman & Wakefield U.S. Borrower LLC,

6.75%, 5/15/28 (1)	25	26

Diversified Healthcare Trust,

9.75%, 6/15/25	75	83

ESH Hospitality, Inc.,

5.25%, 5/1/25 (1)	365	369

4.63%, 10/1/27 (1)	185	182

FelCor Lodging L.P.,

6.00%, 6/1/25	100	98

Five Point Operating Co. L.P./Five Point Capital Corp.,

7.88%, 11/15/25 (1)	50	50

GEO Group (The), Inc.,

6.00%, 4/15/26	25	18

GLP Capital L.P./GLP Financing II, Inc.,

5.25%, 6/1/25	25	27

Greystar Real Estate Partners LLC,

5.75%, 12/1/25 (1)	50	50

HAT Holdings I LLC/HAT Holdings II LLC,

5.25%, 7/15/24 (1)	75	78

3.75%, 9/15/30 (1)	25	25

Howard Hughes (The) Corp.,

5.38%, 3/15/25 (1)	50	51

5.38%, 8/1/28 (1)	50	50

Iron Mountain, Inc.,

4.88%, 9/15/27 (1)	310	316

5.25%, 3/15/28 (1)	245	255

5.00%, 7/15/28 (1)	95	97

4.88%, 9/15/29 (1)	405	412

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Real Estate – 2.9% continued

5.25%, 7/15/30 (1)	$230	$240

4.50%, 2/15/31 (1)	25	25

5.63%, 7/15/32 (1)	330	348

Kennedy-Wilson, Inc.,

5.88%, 4/1/24	75	75

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,

4.63%, 6/15/25 (1)	100	102

Newmark Group, Inc.,

6.13%, 11/15/23	75	78

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,

7.50%, 6/1/25 (1)	75	80

5.88%, 10/1/28 (1)	75	75

Realogy Group LLC/Realogy Co-Issuer Corp.,

4.88%, 6/1/23 (1)	95	94

7.63%, 6/15/25 (1)	185	194

9.38%, 4/1/27 (1)	405	419

RHP Hotel Properties L.P./RHP Finance Corp.,

4.75%, 10/15/27	275	253

Service Properties Trust,

4.35%, 10/1/24	25	23

7.50%, 9/15/25	25	27

4.95%, 2/15/27	25	22

4.95%, 10/1/29	125	107

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,

7.13%, 12/15/24 (1)	25	24

7.88%, 2/15/25 (1)	455	482

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,

6.00%, 4/15/23 (1)	285	287

VICI Properties L.P./VICI Note Co., Inc.,

4.25%, 12/1/26 (1)	50	50

3.75%, 2/15/27 (1)	25	25

XHR L.P.,

6.38%, 8/15/25 (1)	50	50

		5,267

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    69    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Refining & Marketing – 0.2%

Citgo Holding, Inc.,

9.25%, 8/1/24 (1)	$150	$143

CITGO Petroleum Corp.,

6.25%, 8/15/22 (1)	25	25

7.00%, 6/15/25 (1)	75	74

Murphy Oil U.S.A., Inc.,

4.75%, 9/15/29	50	53

PBF Holding Co LLC/PBF Finance Corp.,

6.00%, 2/15/28 (1)	50	33

PBF Holding Co. LLC/PBF Finance Corp.,

9.25%, 5/15/25 (1)	25	26

Sunoco L.P./Sunoco Finance Corp.,

6.00%, 4/15/27	75	77

		431

Renewable Energy – 0.1%

EnerSys,

4.38%, 12/15/27(1)	155	158

Restaurants – 0.4%

Golden Nugget, Inc.,

6.75%, 10/15/24 (1)	250	209

8.75%, 10/1/25 (1)	225	177

IRB Holding Corp.,

7.00%, 6/15/25 (1)	25	27

6.75%, 2/15/26 (1)	50	50

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,

5.25%, 6/1/26 (1)	250	260

		723

Retail - Consumer Discretionary – 2.5%

Abercrombie & Fitch Management Co.,

8.75%, 7/15/25 (1)	25	26

ANGI Group LLC,

3.88%, 8/15/28 (1)	85	84

Asbury Automotive Group, Inc.,

4.50%, 3/1/28 (1)	68	68

4.75%, 3/1/30 (1)	155	156

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

6.38%, 4/1/24 (1)	25	24

5.25%, 3/15/25 (1)	170	155

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Retail - Consumer Discretionary – 2.5% continued

5.75%, 7/15/27 (1)	$50	$45

Beacon Roofing Supply, Inc.,

4.88%, 11/1/25 (1)	475	466

4.50%, 11/15/26 (1)	25	26

Builders FirstSource, Inc.,

6.75%, 6/1/27 (1)	113	121

5.00%, 3/1/30 (1)	25	26

Burlington Coat Factory Warehouse Corp.,

6.25%, 4/15/25 (1)	25	26

Carvana Co.,

8.88%, 10/1/23 (1)	25	26

Gap (The), Inc.,

8.63%, 5/15/25 (1)	75	82

Hertz (The) Corp.,

5.50%, 10/15/24 (1) (3)	125	56

6.00%, 1/15/28 (1) (2) (3)	125	58

Ken Garff Automotive LLC,

4.88%, 9/15/28 (1)	25	25

L Brands, Inc.,

5.63%, 2/15/22	50	52

6.88%, 7/1/25 (1)	25	27

9.38%, 7/1/25 (1)	85	98

5.25%, 2/1/28	60	58

7.50%, 6/15/29	50	52

6.63%, 10/1/30 (1)	110	112

6.88%, 11/1/35	50	49

6.75%, 7/1/36	100	98

Lithia Motors, Inc.,

4.63%, 12/15/27 (1)	75	77

1/15/31 (6)	25	25

Michaels Stores, Inc.,

10/1/27 (1) (6)	25	25

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,

7.88%, 10/1/22 (1)	165	134

Penske Automotive Group, Inc.,

3.50%, 9/1/25	295	294

5.50%, 5/15/26	280	289

PetSmart, Inc.,

7.13%, 3/15/23 (1)	250	252

PriSo Acquisition Corp.,

9.00%, 5/15/23 (1)	100	96

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    70    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Retail - Consumer Discretionary – 2.5% continued

QVC, Inc.,

4.75%, 2/15/27	$50	$51

Sonic Automotive, Inc.,

6.13%, 3/15/27	75	77

Specialty Building Products Holdings LLC/SBP Finance Corp.,

6.38%, 9/30/26 (1)	560	570

SRS Distribution, Inc.,

8.25%, 7/1/26 (1)	290	310

Staples, Inc.,

7.50%, 4/15/26 (1)	215	199

10.75%, 4/15/27 (1)	175	140

		4,555

Retail - Consumer Staples – 0.4%

Performance Food Group, Inc.,

6.88%, 5/1/25 (1)	60	64

5.50%, 10/15/27 (1)	330	340

U.S. Foods, Inc.,

5.88%, 6/15/24 (1)	85	86

6.25%, 4/15/25 (1)	175	185

		675

Semiconductors – 0.4%

Amkor Technology, Inc.,

6.63%, 9/15/27 (1)	260	279

Entegris, Inc.,

4.63%, 2/10/26 (1)	50	51

Microchip Technology, Inc.,

4.25%, 9/1/25 (1)	155	161

ON Semiconductor Corp.,

3.88%, 9/1/28 (1)	235	238

Qorvo, Inc.,

4.38%, 10/15/29	75	80

3.38%, 4/1/31 (1)	25	25

		834

Software & Services – 3.3%

Ascend Learning LLC,

6.88%, 8/1/25 (1)	50	51

Banff Merger Sub, Inc.,

9.75%, 9/1/26 (1)	125	132

Black Knight InfoServ LLC,

3.63%, 9/1/28 (1)	170	172

Boxer Parent Co., Inc.,

7.13%, 10/2/25 (1)	25	27

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Software & Services – 3.3% continued

9.13%, 3/1/26 (1)	$25	$26

BY Crown Parent LLC,

7.38%, 10/15/24 (1)	50	51

BY Crown Parent LLC/BY Bond Finance, Inc.,

4.25%, 1/31/26 (1)	136	138

Castle U.S. Holding Corp.,

9.50%, 2/15/28 (1)	100	95

CDK Global, Inc.,

5.88%, 6/15/26	50	52

Donnelley Financial Solutions, Inc.,

8.25%, 10/15/24	25	26

Dun & Bradstreet (The) Corp.,

10.25%, 2/15/27 (1)	75	85

Exela Intermediate LLC/Exela Finance, Inc.,

10.00%, 7/15/23 (1)	125	38

j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.,

6.00%, 7/15/25 (1)	270	281

Logan Merger Sub, Inc.,

5.50%, 9/1/27 (1)	340	344

MPH Acquisition Holdings LLC,

7.13%, 6/1/24 (1)	640	658

MSCI, Inc.,

5.38%, 5/15/27 (1)	205	219

Nielsen Finance LLC/Nielsen Finance Co.,

5.63%, 10/1/28 (1)	295	305

5.88%, 10/1/30 (1)	475	492

Open Text Holdings, Inc.,

4.13%, 2/15/30 (1)	150	154

Presidio Holdings, Inc.,

8.25%, 2/1/28 (1)	390	409

Rackspace Technology Global, Inc.,

8.63%, 11/15/24 (1)	550	576

Refinitiv U.S. Holdings, Inc.,

6.25%, 5/15/26 (1)	25	27

8.25%, 11/15/26 (1)	50	55

Sabre GLBL, Inc.,

9.25%, 4/15/25 (1)	50	55

7.38%, 9/1/25 (1)	25	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    71    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Software & Services – 3.3% continued

Science Applications International Corp.,

4.88%, 4/1/28 (1)	$130	$132

Solera LLC/Solera Finance, Inc.,

10.50%, 3/1/24 (1)	420	439

SS&C Technologies, Inc.,

5.50%, 9/30/27 (1)	475	505

Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,

6.75%, 6/1/25 (1)	307	313

Vericast Corp.,

8.38%, 8/15/22 (1)	75	72

Veritas U.S., Inc./Veritas Bermuda Ltd.,

7.50%, 9/1/25 (1)	75	77

Verscend Escrow Corp.,

9.75%, 8/15/26 (1)	25	27

		6,058

Supermarkets & Pharmacies – 0.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,

5.75%, 3/15/25	21	22

4.63%, 1/15/27 (1)	50	51

Rite Aid Corp.,

7.50%, 7/1/25 (1)	34	33

8.00%, 11/15/26 (1)	52	52

		158

Tobacco – 0.0%

Vector Group Ltd.,

6.13%, 2/1/25 (1)	25	25

10.50%, 11/1/26 (1)	25	25

		50

Transportation & Logistics – 0.2%

BCD Acquisition, Inc.,

9.63%, 9/15/23 (1)	25	25

Cargo Aircraft Management, Inc.,

4.75%, 2/1/28 (1)	25	25

Navistar International Corp.,

9.50%, 5/1/25 (1)	25	28

6.63%, 11/1/25 (1)	50	51

Wabash National Corp.,

5.50%, 10/1/25 (1)	50	50

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Transportation & Logistics – 0.2% continued

Western Global Airlines LLC,

10.38%, 8/15/25 (1)	$50	$51

XPO Logistics, Inc.,

6.13%, 9/1/23 (1)	175	179

6.25%, 5/1/25 (1)	50	53

		462

Travel & Lodging – 0.6%

Arrow Bidco LLC,

9.50%, 3/15/24 (1)	25	21

Hilton Domestic Operating Co., Inc.,

5.38%, 5/1/25 (1)	375	392

5.75%, 5/1/28 (1)	70	74

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,

4.88%, 4/1/27	35	36

Hyatt Hotels Corp.,

5.38%, 4/23/25	55	59

Marriott International, Inc.,

4.63%, 6/15/30	50	53

Marriott Ownership Resorts, Inc.,

4.75%, 1/15/28	25	23

Wyndham Destinations, Inc.,

6.63%, 7/31/26 (1)	75	79

4.63%, 3/1/30 (1)	25	24

Wyndham Hotels & Resorts, Inc.,

5.38%, 4/15/26 (1)	105	107

4.38%, 8/15/28 (1)	220	213

		1,081

Utilities – 0.5%

AmeriGas Partners L.P./AmeriGas Finance Corp.,

5.50%, 5/20/25	75	81

5.75%, 5/20/27	25	27

Ferrellgas L.P./Ferrellgas Finance Corp.,

6.50%, 5/1/21	50	45

10.00%, 4/15/25 (1)	25	27

Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,

8.63%, 6/15/20	50	10

NextEra Energy Operating Partners L.P.,

3.88%, 10/15/26 (1)	100	103

PG&E Corp.,

5.00%, 7/1/28	25	24

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    72    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Utilities – 0.5% continued

5.25%, 7/1/30	$50	$48

Talen Energy Supply LLC,

10.50%, 1/15/26 (1)	290	221

7.25%, 5/15/27 (1)	140	140

6.63%, 1/15/28 (1)	85	82

7.63%, 6/1/28 (1)	75	75

		883

Waste & Environment Services & Equipment – 0.2%

Covanta Holding Corp.,

5.00%, 9/1/30	50	51

Harsco Corp.,

5.75%, 7/31/27 (1)	325	329

		380

Wireless Telecommunications Services – 0.9%

Hughes Satellite Systems Corp.,

6.63%, 8/1/26	100	108

Sprint Capital Corp.,

6.88%, 11/15/28	135	169

8.75%, 3/15/32	315	461

Sprint Communications, Inc.,

9.25%, 4/15/22	25	28

Sprint Corp.,

7.88%, 9/15/23	25	29

7.13%, 6/15/24	355	408

7.63%, 3/1/26	255	308

T-Mobile U.S.A., Inc.,

6.00%, 4/15/24	75	77

6.50%, 1/15/26	25	26

		1,614

Wireline Telecommunications Services – 1.2%

CenturyLink, Inc.,

5.80%, 3/15/22	100	103

6.75%, 12/1/23	25	27

7.50%, 4/1/24	25	28

Cogent Communications Group, Inc.,

5.38%, 3/1/22 (1)	25	26

Consolidated Communications, Inc.,

10/1/28 (1) (6)	25	26

Embarq Corp.,

8.00%, 6/1/36	100	118

Frontier Communications Corp.,

10.50%, 9/15/22 (3)	420	175

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 72.2% continued

Wireline Telecommunications Services – 1.2% continued

8.50%, 4/1/26 (1) (12)	$25	$25

8.00%, 4/1/27 (1) (12)	245	244

GTT Communications, Inc.,

7.88%, 12/31/24 (1)	1,850	953

Level 3 Financing, Inc.,

5.38%, 5/1/25	25	26

4.63%, 9/15/27 (1)	355	365

4.25%, 7/1/28 (1)	50	51

QualityTech L.P./QTS Finance Corp.,

4.75%, 11/15/25 (1)	25	26

10/1/28 (1) (6)	25	25

Windstream Escrow LLC/Windstream Escrow Finance Corp.,

7.75%, 8/15/28 (1)	50	49

		2,267
Total Corporate Bonds
(Cost $134,238)		132,108

FOREIGN ISSUER BONDS – 10.3%

Airlines – 0.3%

Air Canada,

7.75%, 4/15/21 (1)	75	75

Delta Air Lines, Inc./SkyMiles IP Ltd.,

4.50%, 10/20/25 (1)	25	26

4.75%, 10/20/28 (1)	315	327

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,

8.00%, 9/20/25 (1)	50	53

		481

Auto Parts Manufacturing – 0.3%

Clarios Global L.P.,

6.75%, 5/15/25 (1)	50	53

Clarios Global L.P./Clarios U.S. Finance Co.,

6.25%, 5/15/26 (1)	190	199

8.50%, 5/15/27 (1)	250	258

		510

Cable & Satellite – 0.3%

Altice Financing S.A.,

5.00%, 1/15/28 (1)	200	194

Virgin Media Finance PLC,

5.00%, 7/15/30 (1)	230	229

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    73    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 10.3% continued

Cable & Satellite – 0.3% continued

Virgin Media Vendor Financing Notes IV DAC,

5.00%, 7/15/28 (1)	$200	$200

		623

Casinos & Gaming – 0.2%

Gateway Casinos & Entertainment Ltd.,

8.25%, 3/1/24 (1)	100	85

Melco Resorts Finance Ltd.,

5.25%, 4/26/26 (1)	200	202

		287

Chemicals – 0.7%

Methanex Corp.,

5.13%, 10/15/27	25	25

Nouryon Holding B.V.,

8.00%, 10/1/26 (1)	305	323

NOVA Chemicals Corp.,

4.88%, 6/1/24 (1)	145	144

5.00%, 5/1/25 (1)	25	24

5.25%, 6/1/27 (1)	498	469

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,

5.38%, 9/1/25 (1)	210	208

Tronox Finance PLC,

5.75%, 10/1/25 (1)	85	83

		1,276

Commercial Finance – 0.2%

Global Aircraft Leasing Co. Ltd.,

6.50%, 9/15/24 (1) (5)	415	231

Park Aerospace Holdings Ltd.,

3.63%, 3/15/21 (1)	75	75

		306

Construction Materials Manufacturing – 0.1%

Cemex S.A.B. de C.V.,

5.45%, 11/19/29(1)	200	202

Consumer Finance – 0.0%

Fairstone Financial, Inc.,

7.88%, 7/15/24(1)	50	51

Consumer Products – 0.0%

Avon International Capital PLC,

6.50%, 8/15/22(1)	50	50

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 10.3% continued

Consumer Services – 0.3%

Garda World Security Corp.,

8.75%, 5/15/25 (1)	$590	$596

4.63%, 2/15/27 (1)	50	50

		646

Containers & Packaging – 0.4%

ARD Finance S.A.,

6.50%, 6/30/27 (1) (5)	200	199

Cascades, Inc./Cascades U.S.A., Inc.,

5.38%, 1/15/28 (1)	50	53

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,

6.00%, 9/15/28 (1)	315	319

Trivium Packaging Finance B.V.,

8.50%, 8/15/27 (1)	205	221

		792

Entertainment Resources – 0.1%

Motion Bondco DAC,

6.63%, 11/15/27(1)	240	207

Exploration & Production – 0.1%

Leviathan Bond Ltd.,

6.13%, 6/30/25	25	26

6.50%, 6/30/27	25	26

MEG Energy Corp.,

7.00%, 3/31/24 (1)	15	14

7.13%, 2/1/27 (1)	75	67

OGX Austria GmbH,

8.50%, 6/1/18 (1) (2) (3) (10)	2,420	—

8.38%, 4/1/22 (1) (2) (3) (10)	1,800	—

Seven Generations Energy Ltd.,

6.88%, 6/30/23 (1)	50	49

5.38%, 9/30/25 (1)	25	24

		206

Financial Services – 0.0%

VistaJet Malta Finance PLC/XO Management Holding, Inc.,

10.50%, 6/1/24(1)	75	70

Food & Beverage – 0.2%

Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,

8.50%, 12/15/22 (1)	75	77

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    74    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.3% continued

Food & Beverage – 0.2% continued

Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/1/25 (1)	$75	$81

JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc., 5.88%, 7/15/24 (1)	13	13

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 5.50%, 1/15/30 (1)	125	136

		307

Home Improvement – 0.1%

Masonite International Corp., 5.75%, 9/15/26 (1)	75	78

5.38%, 2/1/28 (1)	185	197

		275

Homebuilders – 0.1%

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.38%, 5/15/25 (1)	25	25

4.88%, 2/15/30 (1)	50	47

Mattamy Group Corp., 4.63%, 3/1/30 (1)	75	76

		148

Industrial Other – 0.0%

Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25(1)	75	77

Integrated Oils – 0.1%

Cenovus Energy, Inc., 3.00%, 8/15/22	50	49

5.25%, 6/15/37	25	22

6.75%, 11/15/39	25	25

5.40%, 6/15/47	50	42

		138

Machinery Manufacturing – 0.3%

Husky III Holding Ltd., 13.00%, (100% Cash), 2/15/25 (1) (5)	50	52

Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26 (1)	520	517

		569

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.3% continued

Metals & Mining – 1.7%

Alcoa Nederland Holding B.V., 5.50%, 12/15/27 (1)	$115	$120

ArcelorMittal S.A., 4.55%, 3/11/26	25	27

7.25%, 10/15/39	25	31

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 7/15/26 (1)	1,695	1,746

Constellium S.E., 5.63%, 6/15/28 (1)	285	291

First Quantum Minerals Ltd., 6.50%, 3/1/24 (1)	200	192

Hudbay Minerals, Inc., 7.63%, 1/15/25 (1)	262	267

6.13%, 4/1/29 (1)	180	178

IAMGOLD Corp., 5.75%, 10/15/28 (1)	75	73

Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (1)	25	19

New Gold, Inc., 7.50%, 7/15/27 (1)	25	27

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22 (1) (3)	1,905	30

Taseko Mines Ltd., 8.75%, 6/15/22 (1)	75	71

		3,072

Oil & Gas Services & Equipment – 0.3%

Ensign Drilling, Inc., 9.25%, 4/15/24 (1)	100	38

Nabors Industries Ltd., 7.25%, 1/15/26 (1)	25	12

7.50%, 1/15/28 (1)	50	24

Noble Holding International Ltd., 7.88%, 2/1/26 (1) (2) (3)	100	24

Precision Drilling Corp., 7.75%, 12/15/23	25	19

5.25%, 11/15/24	115	77

7.13%, 1/15/26 (1)	75	48

Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (1)	125	49

Transocean Guardian Ltd., 5.88%, 1/15/24 (1)	58	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    75    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.3% continued

Oil & Gas Services & Equipment – 0.3% continued

Transocean Sentry Ltd., 5.38%, 5/15/23 (1)	$50	$34

Transocean, Inc., 7.25%, 11/1/25 (1)	720	202

11.50%, 1/30/27 (1)	114	47

8.00%, 2/1/27 (1)	50	14

7.50%, 4/15/31	13	2

6.80%, 3/15/38	25	3

		631

Pharmaceuticals – 0.8%

Bausch Health Cos., Inc., 5.50%, 3/1/23 (1)	33	33

5.88%, 5/15/23 (1)	4	4

6.13%, 4/15/25 (1)	540	553

9.00%, 12/15/25 (1)	200	218

7.00%, 1/15/28 (1)	25	26

5.00%, 1/30/28 (1)	150	146

6.25%, 2/15/29 (1)	75	77

7.25%, 5/30/29 (1)	75	81

5.25%, 1/30/30 (1)	75	74

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (1)	72	75

6.00%, 6/30/28 (1)	91	67

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.75%, 8/1/22 (1)	100	26

Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	75	62

		1,442

Railroad – 0.2%

Bombardier, Inc., 6.00%, 10/15/22 (1)	25	23

6.13%, 1/15/23 (1)	225	193

7.50%, 12/1/24 (1)	50	38

7.88%, 4/15/27 (1)	75	57

		311

Refining & Marketing – 0.0%

Parkland Corp., 6.00%, 4/1/26 (1)	25	26

5.88%, 7/15/27 (1)	50	53

		79

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.3% continued

Restaurants – 0.5%

1011778 B.C. ULC/New Red Finance, Inc., 4.25%, 5/15/24 (1)	$115	$117

5.75%, 4/15/25 (1)	65	70

5.00%, 10/15/25 (1)	635	651

10/15/30 (1) (6)	25	25

		863

Semiconductors – 0.1%

ams A.G., 7.00%, 7/31/25(1)	200	212

Software & Services – 0.3%

Camelot Finance S.A., 4.50%, 11/1/26 (1)	50	51

Nielsen Co. Luxembourg (The) S.a.r.l., 5.00%, 2/1/25 (1)	205	209

Open Text Corp., 5.88%, 6/1/26 (1)	215	223

3.88%, 2/15/28 (1)	50	50

		533

Travel & Lodging – 0.8%

Carnival Corp., 3.95%, 10/15/20	25	25

11.50%, 4/1/23 (1)	345	387

10.50%, 2/1/26 (1)	185	205

9.88%, 8/1/27 (1)	135	143

NCL Corp. Ltd., 12.25%, 5/15/24 (1)	25	28

10.25%, 2/1/26 (1)	50	52

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	100	89

10.88%, 6/1/23 (1)	65	73

9.13%, 6/15/23 (1)	25	27

11.50%, 6/1/25 (1)	170	197

Viking Cruises Ltd., 6.25%, 5/15/25 (1)	75	59

13.00%, 5/15/25 (1)	50	58

5.88%, 9/15/27 (1)	25	19

VOC Escrow Ltd., 5.00%, 2/15/28 (1)	25	22

		1,384

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    76    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.3% continued

Wireless Telecommunications Services – 1.3%

Altice France S.A., 7.38%, 5/1/26 (1)	$490	$513

8.13%, 2/1/27 (1)	200	218

5.50%, 1/15/28 (1)	265	268

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	290	291

Digicel Group 0.5 Ltd., 10.00%, 4/1/24 (5)	219	168

8.00%, 4/1/25 (1) (5)	45	16

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24 (1) (12)	300	305

8.50%, 10/15/24 (1) (3)	75	48

9.75%, 7/15/25 (1) (3)	200	131

Intelsat Luxembourg S.A., 8.13%, 6/1/23 (3)	50	2

Telesat Canada/Telesat LLC, 4.88%, 6/1/27 (1)	50	50

6.50%, 10/15/27 (1)	75	76

Vmed O2 UK Financing I PLC, 4.25%, 1/31/31 (1)	200	204

Vodafone Group PLC,

(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (8)	75	89

		2,379

Wireline Telecommunications Services – 0.5%

Altice France Holding S.A., 10.50%, 5/15/27 (1)	200	222

6.00%, 2/15/28 (1)	465	443

Telecom Italia Capital S.A., 6.00%, 9/30/34	100	116

7.20%, 7/18/36	25	32

Telecom Italia S.p.A., 5.30%, 5/30/24 (1)	25	27

		840

Total Foreign Issuer Bonds

(Cost $25,213)		18,967

TERM LOANS - 10.2% (13)

Auto Parts Manufacturing – 1.4%

DexKo Global, Inc., Term B Loan,

(Floating, ICE LIBOR USD 3M + 8.25%), 9.25%, 7/24/25	1,460	1,350

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Auto Parts Manufacturing – 1.4% continued

Truck Hero, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor), 9.25%, 4/21/25	$1,230	$1,181

		2,531

Casinos & Gaming – 0.8%

18 Fremont Street Acquisition LLC, Term Loan,

(Floating, ICE LIBOR USD 3M + 8.00%, 1.50% Floor), 9.50%, 8/9/25	1,590	1,431

Boyd Gaming Corp., Refinancing Term B Loan,

(Floating, ICE LIBOR USD 1W + 2.25%), 2.36%, 9/15/23	33	33

Golden Nugget, Inc., Initial B Term Loan,

(Floating, ICE LIBOR USD 2M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	69	61

		1,525

Chemicals – 0.2%

Consolidated Energy Finance S.A., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 2.50%), 2.66%, 5/7/25	73	66

Solenis Holdings LLC, Initial Dollar Term Loan,

(Floating, ICE LIBOR USD 3M + 4.00%), 4.26%, 6/26/25	142	139

Solenis Holdings LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 8.50%), 8.76%, 6/26/26	105	98

UTEX Industries, Inc., Initial Loan,

(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 8.56%, 5/20/22 (3) (9)	2,200	11

		314

Consumer Products – 0.5%

Parfums Holding Co., Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor), 9.75%, 6/30/25	950	860

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    77    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Containers & Packaging – 0.1%

BWay Holding Co., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.25%), 3.52%, 4/3/24	$112	$105

Flex Acquisition Co., Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.00%, 12/29/23	85	83

		188

Distributors - Consumer Discretionary – 0.2%

American Tire Distributors, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 7.00%, 9/1/23	197	193

(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 9/2/24	115	98

(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 9/2/24	14	12

		303

Educational Services – 0.8%

KUEHG Corp., Tranche B Term Loan,

(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 9.25%, 8/22/25	1,020	895

Learning Care Group (US) No. 2, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 3/13/26	770	637

		1,532

Entertainment Content – 0.1%

Allen Media LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 5.50%), 5.72%, 2/10/27	75	72

Diamond Sports Group LLC, Term Loan,

(Floating, ICE LIBOR USD 1M + 3.25%), 3.40%, 8/24/26	49	38

		110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Entertainment Resources – 0.1%

Life Time Fitness, Inc., 2017 Refinancing Term Loan,

(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 6/10/22	$90	$82

UFC Holdings LLC, Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 4/29/26	73	71

		153

Exploration & Production – 0.0%

California Resources Corp., Loan,

(Floating, ICE LIBOR USD 1M + 10.38%, 1.00% Floor), 11.38%, 12/31/21(7)	25	–

Health Care – 0.1%

Milano Acquisition Corp., Term Loan B, 8/17/27(14)	225	222

Health Care Facilities & Services – 1.8%

Air Methods Corp., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 4.50%, 4/22/24	23	20

Dentalcorp Health Services ULC, Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/8/26	1,580	1,418

Lanai Holdings III, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 10.50%, 1.00% Floor), 11.50%, 8/28/23	689	517

Packaging Coordinators Midco, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 8.75%, 1.00% Floor), 9.75%, 7/1/24	1,450	1,439

		3,394

Home Improvement – 0.1%

Ply Gem Midco, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 4/12/25	114	112

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    78    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Industrial Other – 0.0%
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 10/4/23	$25	$28

Internet Media – 0.7%
Auction.com LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 9.00%, 9/29/25(9)	1,360	1,306

Machinery Manufacturing – 0.1%
Welbilt, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 10/23/25	125	113

Manufactured Goods – 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M + 9.00%), 10.00%, 12/13/22	40	35

Metals & Mining – 0.3%

RA Acquisition Purchaser LLC, Notes,

(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 11.00%, 5/31/23(9)	671	623

Oil & Gas Services & Equipment – 0.0%

ChampionX Holding, Inc., Term Loan,

(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27	99	98

Oil, Gas & Coal – 0.0%

Parker Drilling Co., Initial Loan,

(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 13.00%, 3/26/24(5)	16	14

Pipeline – 0.3%

BCP Raptor LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/24/24	192	149

Brazos Delaware II LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 4.00%), 4.16%, 5/21/25	207	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Pipeline – 0.3% continued

Lower Cadence Holdings LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 4.00%), 4.15%, 5/22/26	$311	$287

Prairie ECI Acquiror L.P., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 4.75%), 4.90%, 3/11/26	22	20

		612

Power Generation – 0.1%

Granite Generation LLC, Term Loan,

(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	100	99

(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	18	18

		117

Property & Casualty Insurance – 1.3%

Asurion LLC, Second Lien Replacement B-2 Term Loan,

(Floating, ICE LIBOR USD 1M + 6.50%), 6.65%, 8/4/25	2,330	2,330

Hub International Ltd., 2019 Incremental Term Loan,

(Floating, ICE LIBOR USD 3M + 4.00%, 1.00% Floor), 5.00%, 4/25/25	99	99

		2,429

Publishing & Broadcasting – 0.1%

Cengage Learning, Inc., 2016 Refinancing Term Loan,

(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/7/23	123	103

Clear Channel Outdoor Holdings, Inc., Term B Loan,

(Floating, ICE LIBOR USD 3M + 3.50%), 3.76%, 8/21/26	50	45

		148

Restaurants – 0.0%

1011778 B.C. Unlimited Liability Co., Term B-4 Loan,

(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 11/19/26	33	31

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    79    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Retail - Consumer Discretionary – 0.3%

Bass Pro Group LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 5.75%, 9/25/24	$460	$456

Staples, Inc., 2019 Refinancing New Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 5.00%), 5.25%, 4/16/26	74	68

		524

Software & Services – 0.4%

Redstone Holdco 2 L.P., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 9/1/27	100	100

Software Luxembourg Acquisition S.a r.l., Second Out Term Loan,

(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 4/27/25	630	617

		717

Travel & Lodging – 0.1%

Carnival Corp., Initial Advance,

(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/30/25	105	106

Utilities – 0.0%

PG&E Corp., Loan,

(Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor), 5.50%, 6/23/25	50	49

Wireless Telecommunications Services – 0.1%

Altice France S.A., Incremental Term Loan,

(Floating, ICE LIBOR USD 1M + 4.00%), 4.15%, 8/14/26	47	46

Intelsat Jackson Holdings S.A., DIP Facility, 7/13/22 (14) (15)	43	42

(Floating, ICE LIBOR USD 3M + 5.50%, 1.00% Floor), 6.50%, 7/13/22	42	43

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 10.2% (13) continued

Wireless Telecommunications Services – 0.1% continued

Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan,

(Floating, ICE PRIME USD 1M + 4.75%, 1.00% Floor), 8.00%, 11/27/23 (12)	$125	$125

		256

Wireline Telecommunications Services – 0.2%

Frontier Communications Corp., Term B-1 Loan,

(Floating, ICE PRIME USD 1M + 2.75%, 0.75% Floor), 6.00%, 6/15/24(12)	311	306

Total Term Loans

(Cost $22,022)		18,756

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 1.6%

Distributors - Consumer Discretionary – 0.2%

ATD New Holdings, Inc.*	22,076	$353

Iron & Steel – 0.0%

Algoma Steel Parent GP S.A.(10) *	4,899	—

Algoma Steel Parent S.C.A.(9) *	4,899	20

		20

Metals & Mining – 0.9%

Real Alloy Parent, Inc.(9) *	48	1,647

Oil, Gas & Coal – 0.1%

Cloud Peak Energy, Inc.(10) *	20	—

Denbury, Inc.*	2,219	39

Parker Drilling Co.*	917	3

Weatherford International PLC*	511	1

Whiting Petroleum Corp.*	1,946	33

		76

Software – 0.0%

Avaya Holdings Corp.*	2,928	45

Technology Services – 0.4%

Cognizant Technology Solutions Corp., Class A(9)	5,898	778

Total Common Stocks

(Cost $3,334)		2,919

OTHER – 0.0%

Escrow Appvion, Inc.(10) *	225,000	—

Escrow Bruin E&P Partners LLC(1) (7) (9)*	225,000	—

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS  80  NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0% continued

Escrow Cloud Peak Energy, Inc.(10) *	250,000	$—

Escrow GenOn Energy, Inc.(10) *	25,000	—

Escrow Hercules Offshore, Inc.(10) *	3,570	—

Escrow Washington Mutual Bank(9) *	250,000	3

Total Other

(Cost $355)		3

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Appvion, Inc. Class A, Exp. 6/13/23, Strike $0.00(10) *	219	$—

Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(10) *	219	—

iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	3

Total Warrants

(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	5,612,080	$5,612

Total Investment Companies

(Cost $5,612)		5,612

Total Investments – 97.6%

(Cost $191,181)		178,764

Other Assets less Liabilities – 2.4%		4,303

NET ASSETS – 100.0%		$183,067

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At September 30, 2020, the value of these restricted illiquid securities amounted to approximately $100,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Denbury, Inc., 6.38%, 12/31/24	6/21/2019	$77

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/24	6/22/18-1/9/19	163

Hertz (The) Corp., 6.00%, 1/15/28	11/14/19-4/7/20	90

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18-11/4/19	$94

OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265

OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497

(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(4)	Perpetual bond. Maturity date represents next call date.

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2020.

(7)	Value rounds to less than one thousand.

(8)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(9)	Level 3 asset.

(10)	Level 3 asset that is worthless, bankrupt or has been delisted.

(11)	Variable rate is calculated based on the issuer’s annual income subject to certain fees.

(12)	Issuer has defaulted on terms of debt obligation.

(13)	Variable rate security. Rate as of September 30, 2020 is disclosed.

(14)	Position is unsettled. Contract rate was not determined at September 30, 2020 and does not take effect until settlement date.

(15)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(17)	7-day current yield as of September 30, 2020 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

PIK - Payment In-Kind

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    81    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2020, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS

United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$396	$—	$396

Corporate Bonds:

Entertainment Resources	—	2,382	1,086	3,468

Iron & Steel	—	—	2,670	2,670

Manufactured Goods	—	357	1,519	1,876

All Other Industries(1)	—	124,094	—	124,094

Total Corporate Bonds	—	126,833	5,275	132,108

Foreign Issuer Bonds(1)	—	18,967	—	18,967

Term Loans:

Chemicals	—	303	11	314

Internet Media	—	—	1,306	1,306

Metals & Mining	—	—	623	623

All Other Industries(1)	—	16,513	—	16,513

Total Term Loans	—	16,816	1,940	18,756

Common Stocks:

Distributors - Consumer Discretionary	—	353	—	353

Oil, Gas & Coal	76	—	—	76

Software	45	—	—	45

All Other Industries(1)	—	—	2,445	2,445

Total Common Stocks	121	353	2,445	2,919

Other	—	—	3	3

Warrants	—	3	—	3

Investment Companies	5,612	—	—	5,612

Total Investments	$5,733	$163,368	$9,663	$178,764
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS  82  NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/20 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)		REALIZED GAIN (LOSS) (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)		BALANCE AS OF 9/30/20 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/20 (000S)

Corporate Bonds

Consumer Products	$—	$—		$—		$22	$—	$—	$—		$(22)	$—	$—

Entertainment Resources	975	1		—		110	—	—	—	—		1,086	111

Iron & Steel	2,376	—		—		294	—	—	—	—		2,670	245

Manufactured Goods	1,448	12		1		37	47	(26)	—	—		1,519	36

Metals & Mining	—	(89)		(1,254)		1,254	—	89	—	—		—	—

Term Loans

Chemicals	—	—		—		—	—	—	11	—		11	(389)

Internet Media	1,253	2		—		51	—	—	—	—		1,306	51

Metals & Mining	565	—		—		36	22	—	—	—		623	36

Common Stocks

Distributors - Consumer Discretionary	435	—		—		(82)	—	—	—	(353)		—	—

Iron & Steel	—	—		—		—	—	—	20	—		20	(6)

Metals & Mining	1,577	—		—		70	—	—	—	—		1,647	70

Technology Services	—	—		—		—	778	—	—	—		778	—

Other	3	—		—		(220)	220	—	—	—		3	(220)

Total	$8,632		$(74)		$(1,253)	$1,572	$1,067	$63	$31		$(375)	$9,663	$(66)

Securities valued at $23 included in the Balance as of 9/30/20 above were valued using evaluated prices provided by a third party provider. Valuation using evaluated prices by a third party provider were also responsible for securities that were transferred into level 3, as noted above. Securities valued at $9,640 included in the Balance as of 9/30/20 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Transfers out of Level 3, noted above, were due to the Fund receiving an evaluated price from a vendor.

	FAIR VALUE AT 9/30/20 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)

Corporate Bonds	$5,275	Market Approach	Yield(1)	4.2%-10.2% (5.8%)

		Market Approach	Market Comparables(2)	0.8%

Term Loans	$1,940	Market Approach	Yield(1)	5.2%-8.3% (7.0%)

		Market Approach	EBITDA Multiple(2)	7.0x

		Market Approach	Market Comparables(2)	7.2%

Common Stocks	$2,425	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(2)	11.6%/6.3x

(1) The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    83    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2020 (UNAUDITED)

(2)The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS  84  NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time)

on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. Centrally cleared swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

NORTHERN FUNDS SEMIANNUAL REPORT  85  MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS    Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2020, was as follows:

	CONTRACT	INVESTMENT
	POSITION	STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Northern Engage360TM	Long	Liquidity

At September 30, 2020, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Northern Engage360TM Funds was approximately $1,989,000, $4,459,000, $4,179,000 and $700,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION    Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS    Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts when seeking to hedge against fluctuations in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in

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the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2020 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $460,000 was posted by the counterparty and is included in Due from broker on the Statements of Assets and Liabilities.

E) CREDIT DEFAULT SWAP AGREEMENTS    The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. No credit default swap agreements were held during the six months ended September 30, 2020.

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NOTES TO THE FINANCIAL STATEMENTS continued

F) INTEREST RATE SWAP AGREEMENTS    The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2020, if any, is included as unrealized appreciation (depreciation) on bilateral interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral interest rate swap agreements and variation margin on centrally cleared interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of the counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2020, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2020, the fair value of cash and foreign currencies pledged to cover margin requirements for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $169,000 and is included in Due from broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2020, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) CURRENCY SWAP AGREEMENTS    The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into currency swap agreements to manage its exposure to currency risk. Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds, NTI and the Funds’ sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by NTI or the Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If NTI or the Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of September 30, 2020, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund. Unrealized appreciation (depreciation)

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SEPTEMBER 30, 2020 (UNAUDITED)

on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held during the six months ended September 30, 2020.

H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES    Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2020, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

I) INVESTMENT TRANSACTIONS AND INCOME    Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

J) EXPENSES    Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets.

K) REDEMPTION FEES    The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were less than $1,000 for the six months ended September 30, 2020, for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the six months ended September 30, 2020, for the Northern Engage360TM and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $2,000 for the fiscal year ended March 31, 2020, for the Multi-Manager Emerging Markets Debt Opportunity Fund. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2020, for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the fiscal year ended March 31, 2020, for the Multi-Manager Global Real Estate and Northern Engage360TM Funds. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both periods.

L) UNFUNDED LOAN COMMITMENTS    The Multi-Manager High Yield Opportunity Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.

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NOTES TO THE FINANCIAL STATEMENTS continued

M) DISTRIBUTIONS TO SHAREHOLDERS   Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Northern Engage360TM	Annually

Multi-Manager Emerging Markets Debt Opportunity	Quarterly

Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in master limited partnerships (“MLPs”), expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds.

At March 31, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$ (120)	$ 120	$–

Active M International Equity	249	(249)	–

Multi-Manager Global Listed Infrastructure	(362)	362	–

Multi-Manager Global Real Estate	822	(822)	–

Northern Engage360TM	(32)	34	(2)

Multi-Manager Emerging Markets Debt Opportunity	(5,233)	5,233	–

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Multi-Manager High Yield Opportunity	$ 286	$ (286)	$–

N) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period from November 1, 2019 through March 31, 2020, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Active M International Equity	$16,784

Multi-Manager Emerging Markets Debt Opportunity	768

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, except for the Multi-Manager Global Listed Infrastructure Fund, for which they became effective for the period ended March 31, 2013 and the Multi-Manager Emerging Markets Debt Opportunity Fund, for which they became effective for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2020, the Multi-Manager Emerging Markets Debt Opportunity Fund utilized approximately $393,000 in capital loss carryforwards.

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SEPTEMBER 30, 2020 (UNAUDITED)

During the taxable year ended November 30, 2019, the
Multi-Manager Global Real Estate Fund utilized approximately $3,000 in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Northern Engage360TM	$6,813	$ 990

Multi-Manager Emerging Markets Debt Opportunity	–	7,876

Multi-Manager High Yield Opportunity	–	35,654

At November 30, 2019, the Multi-Manager Global Listed Infrastructure’s last tax year end, the non-expiring short-term and long-term capital losses were approximately $7,035,000 and $20,467,000, respectively. The Fund may offset future capital gains with these capital loss carryforwards.

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets Equity	$ 447	$6,753	$ (7,508)

Active M International Equity	5,234	–	(83,124)

Northern Engage360TM	315	–	(34,084)

Multi-Manager Emerging Markets Debt Opportunity	–	–	(32,747)

Multi-Manager High Yield Opportunity	1,028	–	(47,710)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2019, the Multi-Manager Global Listed Infrastructure Fund’s and Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Multi-Manager Global Listed Infrastructure	$7,077	$ –	$102,669

Multi-Manager Global Real Estate	1,964	–	7,357

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Active M Emerging Markets Equity	$24,500	$20,900	$–

Active M International Equity	20,146	30,000	–

Northern Engage360TM	4,322	–	–

Multi-Manager Emerging Markets Debt Opportunity	4,297	–	–

Multi-Manager High Yield Opportunity	20,934	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Active M Emerging Markets Equity	$ 8,500	$ –	$–

Active M International Equity	30,000	35,000	–

Northern Engage360TM	2,060	–	–

Multi-Manager Emerging Markets Debt Opportunity	5,641	–	–

Multi-Manager High Yield Opportunity	21,073	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax years ended November 30, 2019 and November 30, 2018 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2019 and November 30, 2018 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2019 AND NOVEMBER 30, 2018 DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Multi-Manager Global Listed Infrastructure (2019)	$28,660	$65,734

Multi-Manager Global Listed Infrastructure (2018)	53,467	42,071

Multi-Manager Global Real Estate (2019)	4,038	69

Multi-Manager Global Real Estate (2018)	7,758	1,242

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NOTES TO THE FINANCIAL STATEMENTS continued

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2019 through March 31, 2020 will be determined at the end of its tax year.

As of March 31, 2020, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

O) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

During the six months ended September 30, 2020, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Active M International Equity	$9,500	1.17%

Multi-Manager High Yield Opportunity	8,100	1.39

No other Fund had any borrowings or incurred any interest expenses during the six months ended September 30, 2020. There were no outstanding loan amounts at September 30, 2020.

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SEPTEMBER 30, 2020 (UNAUDITED)

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the Northern Engage360TM Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than acquired fund fees and extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%

Active M International Equity	0.82%	0.795%	0.771%	0.84%

Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%

Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

Northern Engage360TM	0.68%	0.660%	0.640%	0.70%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%

Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2021. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2020, Axiom International Investors LLC, Ashmore Investment Management Limited and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2020, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2020, First Sentier Investors (Australia) IM Ltd., Lazard Asset Management LLC and Maple-Brown Abbott Limited are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2020, Janus Capital Management, LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2020, Ariel Investments, LLC, Aristotle Capital Management, LLC, ARK Investment Management, LLC, Earnest Partners, LLC, Mar Vista Investment Partners, LLC and Strategic Global Advisors, LLC are the Sub-Advisers for Northern Engage360TM Fund.

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NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2020, Ashmore Investment Management Limited and Global Evolution USA, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2020, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2020, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2020, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*

Multi-Manager Global Real Estate	$ -	$ (28)

Multi-Manager Emerging Markets Debt Opportunity	5	(171)

*	During the six months ended September 30, 2020, the realized gains (losses) associated with these transactions were approximately $7,000 and $(13,000), respectively.

During the six months ended September 30, 2020, the Active M Emerging Markets Equity and the Active M International Equity Funds received reimbursements from The NorthernTrust Company of approximately $41,000 and $26,000, respectively, in connection with an error. These reimbursements are included in

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SEPTEMBER 30, 2020 (UNAUDITED)

Net investment income in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represents less than $0.01 per share.

During the six months ended September 30, 2020, the Multi-Manager Emerging Markets Debt Opportunity Fund received reimbursements from The Northern Trust Company of approximately $114,000 in connection with errors. These reimbursements are included in Net investment income and Net realized gains on investments in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income and Net realized and unrealized gain in the Financial Highlights. These cash contributions represent less than $0.01 per share and had no effect on the Fund’s total return.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$–	$196,822	$–	$251,176
Active M International Equity	–	140,360		271,544
Multi-Manager Global Listed Infrastructure	–	383,090	-	317,536
Multi-Manager Global Real Estate	–	111,240	–	69,394
Northern Engage360TM	–	61,475	–	58,060
Multi-Manager Emerging Markets Debt Opportunity	–	64,142	–	46,808
Multi-Manager High Yield Opportunity	–	94,423	–	142,579

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$72,798	$(14,833)	$57,965	$320,062
Active M International Equity	107,033	(58,273)	48,760	515,275
Multi-Manager Global Listed Infrastructure	67,037	(94,731)	(27,694)	1,087,611
Multi-Manager Global Real Estate	9,754	(4,561)	5,193	143,646
Northern Engage360TM	59,730	(21,192)	38,538	279,132
Multi-Manager Emerging Markets Debt Opportunity	6,560	(15,475)	(8,915)	177,211
Multi-Manager High Yield Opportunity	5,792	(19,119)	(13,327)	192,091

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	2,217	$ 40,208	–	$ –	(6,096)	$(100,197)	(3,879)		$(59,989)
Active M International Equity	1,491	13,557	–	–	(16,040)	(145,436)	(14,549)	(131,879)
Multi-Manager Global Listed Infrastructure	19,903	225,979	435	4,982	(14,163)	(159,541)	6,175	71,420
Multi-Manager Global Real Estate	5,607	52,791	35	335	(2,033)	(19,325)	3,609	33,801
Northern Engage360TM	283	3,193	–	–	(6)	(58)	277	3,135
Multi-Manager Emerging Markets Debt Opportunity	3,455	29,537	–	–	(1,301)	(11,123)	2,154	18,414

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Multi-Manager High Yield Opportunity	7,104	$ 59,605	217	$1,862	(13,568)	$(113,638)	(6,247)	$ (52,171)

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	2,498	$ 45,618	1,042	$20,404	(22,251)	$(411,326)	(18,711)	$(345,304)

Active M International Equity	2,278	23,012	2,096	22,952	(23,554)	(229,013)	(19,180)	(183,049)

Multi-Manager Global Listed Infrastructure	21,219	260,169	706	8,607	(19,959)	(237,382)	1,966	31,394

Multi-Manager Global Real Estate	3,817	37,902	219	2,487	(1,556)	(16,807)	2,480	23,582

Northern Engage360TM	4,871	50,140	392	4,307	(187)	(1,894)	5,076	52,553

Multi-Manager Emerging Markets Debt Opportunity	3,922	36,789	489	3,942	(6,254)	(57,850)	(1,843)	(17,119)

Multi-Manager High Yield Opportunity	8,944	79,883	464	4,288	(20,816)	(192,228)	(11,408)	(108,057)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Northern Institutional Funds -
Active M Emerging Markets Equity	U.S. Government Portfolio (Shares)	$10,656	$208,298	$203,206	$–	$–	$5	$15,748	15,748,423

	Northern Institutional Funds -
Active M International Equity	U.S. Government Portfolio (Shares)	–	218,611	201,036	–	–	9	17,575	17,574,695

	Northern Institutional Funds -
Multi-Manager Global Listed Infrastructure	U.S. Government Portfolio (Shares)	30,334	365,457	344,681	–	–	23	51,110	51,110,410

	Northern Institutional Funds -
Multi-Manager Global Real Estate	U.S. Government Portfolio (Shares)	8,005	61,466	63,762	–	–	4	5,709	5,708,661

	Northern Institutional Funds -
Northern Engage360TM	U.S. Government Portfolio (Shares)	9,878	23,333	21,578	–	–	5	11,633	11,633,205

	Northern Institutional Funds -
Multi-Manager Emerging Markets Debt Opportunity	U.S. Government Portfolio (Shares)	5,081	61,698	57,320	–	–	3	9,459	9,459,342

	Northern Institutional Funds -
Multi-Manager High Yield Opportunity	U.S. Government Portfolio (Shares)	11,591	237,240	243,219	–	–	4	5,612	5,612,080

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SEPTEMBER 30, 2020 (UNAUDITED)

10.	DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2020:

		ASSETS		LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$78*	Net Assets - Net unrealized depreciation	$–

Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(175	)*

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	187*	Net Assets - Net unrealized depreciation	–

Northern Engage360TM	Equity contracts	Net Assets - Net unrealized appreciation	6*	Net Assets - Net unrealized depreciation	(49	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	13	Unrealized depreciation on forward foreign currency exchange contracts	(50)

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	173	Unrealized depreciation on forward foreign currency exchange contracts	(171)

	Interest rate contracts	Net Assets - Net unrealized appreciation	41**	Net Assets - Net unrealized depreciation	(31	)**

	Interest rate contracts	Unrealized appreciation on bilateral interest rate swap agreements	22	Unrealized depreciation on bilateral interest rate swap agreements	–

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2020, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Northern Engage360TM	JPMorgan Chase	$13	$(13)	$–	$ –

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$28	$(11)	$–	$17
	BNP	46	(31)	–	15
	Citibank	– *	–*	–	–

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NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

	JPMorgan Chase	$ 5	$ (5)	$ –	$ –

	Merrill Lynch	21	(21)	–	–

	Morgan Stanley	13	(8)	–	5

	Santander	57	–	–	57

	Standard Chartered Bank	25	(22)	–	3

	Total	$195	$(98)	$ –	$ 97

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Northern Engage360TM	JPMorgan Chase	$ (50)	$13	$ –	$(37)

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$ (11)	$11	$ –	$ –

	BNP	(31)	31	–	–

	Citibank	(2)	–*	–	(2)

	JPMorgan Chase	(34)	5	29	–

	Merrill Lynch	(63)	21	–	(42)

	Morgan Stanley	(8)	8	–	–

	Standard Chartered Bank	(22)	22	–	–

	Total	$(171)	$98	$29	$(44)

*	Amount rounds to less than one thousand.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2020:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$1,408

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(11)

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	3,047

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	6,342

Northern Engage360TM	Equity contracts	Net realized gains (losses) on futures contracts	1,507

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	12

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(296)

	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	21

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(113)

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(391)

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SEPTEMBER 30, 2020 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 147

Northern Engage360TM	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(281)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	437

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	494

	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	(20)

Volume of derivative activity for the six months ended September 30, 2020*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS

	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Active M Emerging Markets Equity	15	$ 2,205	39	$2,352	–	$ –

Active M International Equity	–	–	30	3,890	–	–

Multi-Manager Global Listed Infrastructure	–	–	138	1,629	–	–

Northern Engage360TM	60	2,478	47	329	–	–

Multi-Manager Emerging Markets Debt Opportunity	503	72,877	–	–	8	585

*	Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, futures equity, swap interest rate contracts.

**	Amounts in thousands.

11.	INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12.	LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

13.	CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4—Bank Borrowings.

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MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 89), if any, in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM , Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High

Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 94), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	1.10%	$1,000.00	$1,323.70	$6.39

Hypothetical	1.10%	$1,000.00	$1,019.50	$5.55

ACTIVE M INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.85%	$1,000.00	$1,290.50	$4.87

Hypothetical	0.85%	$1,000.00	$1,020.75	$4.29

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.96%	$1,000.00	$1,116.50	$5.08

Hypothetical	0.96%	$1,000.00	$1,020.20	$4.85

MULTI-MANAGER GLOBAL REAL ESTATE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.91%	$1,000.00	$1,156.90	$4.91

Hypothetical	0.91%	$1,000.00	$1,020.45	$4.60

NORTHERN ENGAGE360TM

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.70%	$1,000.00	$1,296.10	$4.02

Hypothetical	0.70%	$1,000.00	$1,021.50	$3.54

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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FUND EXPENSES continued	SEPTEMBER 30, 2020 (UNAUDITED)

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.94%	$1,000.00	$1,150.70	$5.05

Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75

MULTI-MANAGER HIGH YIELD OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.86%	$1,000.00	$1,155.10	$4.63

Hypothetical	0.86%	$1,000.00	$1,020.70	$4.34

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND SUB- ADVISORY AGREEMENTS	SEPTEMBER 30, 2020 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds,” and each a “Multi-Manager Fund” or a “Fund”), at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc.

(“Northern”); and (ii) the sub-advisory agreements among Northern and the sub-advisers to the Multi-Manager Funds.

Management Agreement Approval

The Management Agreement was re-approved with respect to the Multi-Manager Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 12-13, 2020 and April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Multi-Manager Funds’ Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports;

(iii) information about Northern’s and its affiliates’ risk management processes and credit research, stress testing, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) information regarding flows in and out of the Multi-Manager Funds; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the shareholders in the Multi-Manager Funds. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern to the Multi-Manager Funds. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Multi-Manager

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Funds by Northern and its affiliates. These services included acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also had the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) oversight over the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Fund and managed Multi-Manager Funds during sub-adviser transitions, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They also took into account information regarding the effectiveness and resources of the compliance and due diligence teams.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern and its affiliates, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting, noting that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Multi-Manager Funds, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, they considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the performance or size of the Multi-Manager Funds, and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Funds’ investment

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other SEC-registered funds and to rankings issued by Broadridge. The Multi-Manager Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where the first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to their respective performance benchmarks; and the Multi-Manager Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of Active M International Equity Fund, Multi-Manager Global Real Estate Fund and Northern Engage360TM Fund was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five-year periods ended January 31, 2020, as applicable, while:

◾	the Active M Emerging Markets Equity Fund had performance in the fourth quintile for the one- and three-year periods;

◾	the Multi-Manager Emerging Markets Debt Opportunity Fund had performance in the fifth quintile for the one-, three- and five-year periods;

◾	the Multi-Manager Global Listed Infrastructure Fund had performance in the fifth quintile for the one-year period; and

◾	the Multi-Manager High Yield Opportunity Fund had performance in the fifth quintile for the one- period and in the fourth quartile for the three-year period.

They also considered that all of the Multi-Manager Funds underperformed against their respective benchmarks for the one-, three- and five-year periods ended March 31, 2020, except the Multi-Manager Global Real Estate Fund and Multi-Manager Global Listed Infrastructure Fund, which outperformed their respective benchmarks for the one-, three- and five-year periods, and the Northern Engage360TM Fund, which generally performed in line with its benchmark for the one-year period. They took into account that the Multi-Manager High Yield Opportunity Fund was in the least desirable less return, more expenses quadrant of the Broadridge Bubble Charts, due to underperformance from the bank loans held by the Fund.

The Trustees also took into account management’s explanations for the performance rankings and comparisons, as well as any plans to address the performance of Multi-Manager Funds that were underperforming. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence visits and meetings. The Trustees expected and believed also that Northern was appropriately monitoring underperforming sub-advisers and Multi-Manager Funds. They noted the in-depth performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Multi-Manager Funds’ contractual and net management (after expense reimbursements) fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also noted certain other actions taken by Northern to reduce Fund expenses, such as service provider fee reductions and management fee reductions on several of the Multi-Manager Funds over recent years. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern from the applicable money market Portfolio.

The Trustees also reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Multi-Manager Funds against each Fund’s respective Broadridge peer group and universe. In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Multi-Manager Funds’ management fees included both advisory and administrative costs.

The Trustees noted that the actual management fees after expense reimbursements for all of the Multi-Manager Funds were higher than their respective Broadridge peer group and universe medians, with the exception of the Multi-Manager Global Real Estate Fund, whose fees were at its peer group median and below its peer universe median, and the Northern Engage360TM Fund, whose fees were below its peer group and universe medians.

They also noted that the net total expenses after reimbursement of expenses of the Multi-Manager Funds were in the first and second quintiles of their respective peer group and universe, with the exception of the Multi-Manager Emerging Markets Debt Opportunity Fund and the Multi-Manager High Yield Opportunity Fund, which were each in the third quintile of their respective peer group and universe.

The Trustees received information describing the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the

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APPROVAL OF MANAGEMENT AND SUB- ADVISORY AGREEMENTS continued

Management Agreement and in overseeing the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilized multiple sub-advisers.

They also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to other similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Multi-Manager Funds with applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in each Multi-Manager Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis and both before and after distribution and certain non-distribution costs. It was noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also weighed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors.

The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Funds grew and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fees for all of the Multi-Manager Funds have breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that one of the Multi-Manager Funds had the specified asset levels as of January 31, 2020 at which one or more breakpoints on its management fees were triggered. They also took into account Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with Northern or its affiliates. In addition, the Trustees considered that the scale of some of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by the Fund was reasonable in light of the services provided by Northern, its costs, the Funds’ asset levels, and other factors including those discussed above and that the renewal of the Management Agreement would be in the best interest of each of the Multi-Manager Funds and its respective shareholders and should be approved.

The Trustees next considered the sub-advisory agreements for the Multi-Manager Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs and each sub-adviser’s compliance policies and procedures

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SEPTEMBER 30, 2020 (UNAUDITED)

(including their codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds, including each sub-adviser’s other financial or business relationships with Northern; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. The Trustees also placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years.

In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by a Fund and fees paid to the sub-adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory and where there had been sub-adviser underperformance, Northern had acted quickly to make changes to improve Fund performance, including replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the management fee level given that Northern pays the sub-advisers out of its management fees. It was noted by the Trustees that most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS (MULTI-MANAGER GLOBAL REAL ESTATE FUND AND ACTIVE M INTERNATIONAL EQUITY FUND)

At a meeting of the Board held on August 19-20, 2020 (the “August Meeting”), the Trustees, including a majority of the Independent Trustees, voting separately, approved the termination of Brookfield Public Securities Group (“Brookfield”) as a sub-adviser to the Multi-Manager Global Real Estate Fund (the “Global Real Estate Fund”), which was effective August 26, 2020

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APPROVAL OF MANAGEMENT AND SUB- ADVISORY AGREEMENTS continued

and approved a new sub-advisory agreement (the “Janus Agreement”) with respect to the Global Real Estate Fund between Northern and Janus Capital Management LLC (“Janus”). Under the Janus Agreement, Janus began managing a portion of the Global Real Estate Fund’s assets effective September 8, 2020. At the August Meeting, the Trustees, including a majority of the Independent Trustees, voting separately, approved a new sub-advisory agreement (the “Polen Agreement,” together with the Janus Agreement, the “New Agreements”) with respect to the Active M International Equity Fund (the “International Equity Fund”) between Northern and Polen Capital Management, LLC (“Polen”). Under the Polen Agreement, Polen began managing a portion of the International Equity Fund’s assets effective September 4, 2020.

The Trustees reviewed and discussed information and written materials from Northern about Janus and Polen (each, a “New Sub-Adviser”) including: (i) the nature and quality of the investment advisory services to be provided by each New Sub-Adviser, and the experience and qualifications of the personnel providing such services; (ii) each New Sub-Adviser’s financial condition, history of operations and ownership structures; (iii) each New Sub-Adviser’s brokerage and soft dollar practices; (iv) each New Sub-Adviser’s investment strategies and styles of investing; (v) Janus’ and Polen’s performance history with respect to accounts or funds managed similarly to the Global Real Estate Fund and International Equity Fund, respectively, and hypothetical performance information and portfolio attributes; (vi) information with respect to each New Sub-Adviser’s risk management and cybersecurity programs and their compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluations of such policies and procedures, as well as each New Sub-Adviser’s regulatory history; (vii) Janus’ and Polen’s conflicts of interest in managing the Global Real Estate Fund and International Equity Fund, respectively, including their financial or business relationships with Northern, if any; and (viii) the terms of each sub-advisory agreement. The Trustees also considered Northern’s discussion of the reasons that it anticipated that Janus and Polen may improve the performance of the Global Real Estate Fund and International Equity Fund, respectively. The Trustees also discussed the proposed allocation of assets among the New Sub-Adviser and the other sub-advisers to a Fund.

In evaluating each proposed sub-advisory agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each New Sub-Adviser.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each New Sub-Adviser’s operations, qualifications, performance and experience in managing the type of strategy for which it was proposed to be engaged in connection with the respective Fund. The Board also considered Northern’s evaluation of each New Sub-Adviser’s ability to add alpha to the respective Fund’s returns. They also noted that the Polen had previously served as sub-adviser to another multi-manager fund in a different strategy. The Trustees also reviewed the CCO’s evaluation of each New Sub-Adviser’s compliance program, noting that the CCO believed the programs to be satisfactory and in compliance with regulatory requirements. The Trustees concluded that each New Sub-Adviser was able to provide quality services to the respective Fund.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that each New Sub-Adviser would be paid by Northern out of its management fees and not by the Fund. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length between Northern and the New Sub-Adviser. The Trustees also considered comparisons of: (i) Janus’ fees at various asset levels of the Global Real Estate Fund and in relation to the other sub-advisers to the Fund; and (ii) Polen’s fees at various asset levels of the International Equity Fund and in relation to the other sub-advisers to the Fund. The Trustees also compared each New Sub-Adviser’s fees in relationship to its other similar institutional accounts. Finally, the Trustees considered Northern’s representations that the fees to be paid to each New Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by it.

The Trustees also considered the projected profitability to Northern of the Global Real Estate Fund before and after the addition of Janus and International Equity Fund before and after the addition of Polen. These comparisons showed that Northern’s profitability slightly increased in each case. The Trustees did not consider each New Sub-Adviser’s projected profitability as they did not consider it to be particularly relevant because Northern would be paying each New Sub-Adviser out of the management fees that Northern received from the Funds. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated each New Sub-Adviser’s performance information with respect to its other accounts using the same investment strategy and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of each New Sub-Adviser over various time periods if it had been managing the Fund along with the other sub-advisers to the Fund. The Trustees also considered each New Sub-Adviser’s actual performance record in the strategy for which it was being engaged and against relevant performance benchmarks. It was noted that each New Sub-Adviser had a different style than the other sub-adviser, and that its style would underperform in various market

MULTI-MANAGER FUNDS    108    NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2020 (UNAUDITED)

environments. The Trustees concluded, based upon the information provided, that each New Sub-Adviser’s performance record in its respective strategy was generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. They took into account the levels of aggregate sub-advisory fees at various asset levels, including breakpoints in the sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to a Fund primarily at the management fee level given that Northern would be paying each Sub-Adviser out of its management fee. It was noted by the Trustees that each New Sub-Adviser had a breakpoint in its sub-advisory fee structure.

Other Benefits

The Trustees considered other benefits derived or to be derived by each New Sub-Adviser as a result of its relationships with the Funds. The Trustees also considered the other relationships that each New Sub-Adviser had with Northern or its affiliates, including other sub-advisory relationships to portfolios managed by Northern.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the proposed fees to be paid to Janus and Polen were reasonable in light of the services to be provided by each of them and that the Janus Agreement and the Polen Agreement should each be approved.

(1) Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board that reliance on the Relief was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

(2) Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board that reliance on the Relief was appropriate due to circumstances related to the current or potential effect of COVID-19, the August Meeting was held through videoconference and telephonically.

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MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS    112    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

This report has been prepared for the general information of Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Global Tactical Asset Allocation Fund summary prospectus or prospectus, which contains complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read the summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND Ticker Symbol: BBALX

8	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

NORTHERN FUNDS SEMIANNUAL REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND

ASSETS:

Investments, at value	$14,909

Investments in affiliates, at value	97,977

Receivable for fund shares sold	10

Receivable from investment adviser	2

Prepaid and other assets	20

Total Assets	112,918
LIABILITIES:

Payable for fund shares redeemed	68

Payable to affiliates:

Management fees	4

Custody fees	1

Transfer agent fees	4

Trustee fees	4

Accrued other liabilities	8

Total Liabilities	89

Net Assets	$112,829

ANALYSIS OF NET ASSETS:

Capital stock	$105,566

Distributable earnings	7,263

Net Assets	$112,829

Shares Outstanding ($.0001 par value, unlimited authorization)	8,797

Net Asset Value, Redemption and Offering Price Per Share	$12.83

Investments, at cost	$14,010

Investments in affiliates, at cost	$95,682

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND     2    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND

INVESTMENT INCOME:

Dividend income	$244

Dividend income from investments in affiliates	1,296

Total Investment Income	1,540

EXPENSES:

Management fees	129

Custody fees	1

Transfer agent fees	22

Blue sky fees	11

Printing fees	5

Audit fees	9

Legal fees	11

Shareholder servicing fees	11

Trustee fees	3

Other	10

Total Expenses	212

Less expenses reimbursed by investment adviser	(66)

Net Expenses	146

Net Investment Income	1,394

NET REALIZED AND UNREALIZED GAINS:

Net realized gains on:

Investments	396

Investments in affiliates	3,363

Net changes in unrealized appreciation on:

Investments	96

Investments in affiliates	11,735

Net Gains	15,590

Net Increase in Net Assets Resulting from Operations	$16,984

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2020

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEP 30, 2020	MAR 31, 2020

OPERATIONS:

Net investment income	$1,394	$2,780

Net realized gains	3,759	918

Net change in unrealized appreciation (depreciation)	11,831	(18,025)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,984	(14,327)

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	(3,974)	26,525

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,974)	26,525

DISTRIBUTIONS PAID:

Distributable earnings	(1,337)	(2,510)

Total Distributions Paid	(1,337)	(2,510)

Total Increase in Net Assets	11,673	9,688

NET ASSETS:

Beginning of period	101,156	91,468

End of period	$112,829	$101,156

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND     4    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$11.11	$12.69	$13.02		$12.41	$11.54		$12.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.36	0.38		0.33	0.32		0.33

Net realized and unrealized gains (losses)	1.71	(1.60)	(0.25)		0.72	0.90		(0.52)

Net increase from payment by affiliate on affiliate transactions	—	—	0.03	(1)	—	—		—

Total from Investment Operations	1.87	(1.24)	0.16		1.05	1.22		(0.19)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.34)	(0.39)		(0.33)	(0.35	)(2)	(0.32	)(2)

From net realized gains	—	—	(0.10)		(0.11)	—		(0.15)

Total Distributions Paid	(0.15)	(0.34)	(0.49)		(0.44)	(0.35)		(0.47)

Net Asset Value, End of Period	$12.83	$11.11	$12.69		$13.02	$12.41		$11.54

Total Return(3)	16.85%	(10.14)%	1.46	%(1)	8.55%	10.73%		(1.52)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$112,829	$101,156	$91,468		$94,045	$84,298		$72,400

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)(6)	0.26%	0.26%	0.28%		0.27%	0.27%		0.27%

Expenses, before reimbursements and credits(6)	0.38%	0.40%	0.42%		0.44%	0.49%		0.46%

Net investment income, net of reimbursements and credits(5)	2.49%	2.85%	2.99%		2.53%	2.67%		2.78%

Net investment income, before reimbursements and credits	2.37%	2.71%	2.85%		2.36%	2.45%		2.59%

Portfolio Turnover Rate	30.35%	48.38%	87.64%		25.39%	27.84%		20.49%

(1)	Northern Trust Investments, Inc. reimbursed the Fund approximately $209,000. Without this reimbursement the total return would have been 1.25%.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2020, approximately $2,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2020 and 2019, less than $1,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    5    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 100.1%

FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	264,153	$14,481

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	73,795	4,588

FlexShares® Disciplined Duration MBS Index Fund(1)	226,959	5,484

FlexShares® Global Quality Real Estate Index Fund(1)	42,445	2,228

FlexShares® High Yield Value-Scored Bond Index Fund(1)	219,120	10,189

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	82,964	2,283

FlexShares® International Quality Dividend Index Fund(1)	271,463	5,614

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	198,167	11,091

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	93,598	4,458

FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	77,515	2,152

FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	114,577	13,978

FlexShares® Quality Dividend Index Fund(1)	158,874	7,094

FlexShares® Ready Access Variable Income Fund(1)	30,567	2,333

FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	91,350	4,555

FlexShares® US Quality Low Volatility Index Fund(1)	168,910	7,169

iShares 20+ Year Treasury Bond ETF	18,234	2,977

iShares 3-7 Year Treasury Bond ETF	1,749	233

iShares 7-10 Year Treasury Bond ETF	13,452	1,639

iShares Long-Term Corporate Bond ETF	14,669	1,033

iShares MBS ETF	54,889	6,060

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 100.1% continued

iShares Short-Term Corporate Bond ETF	54,035	$2,967

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	280,368	280

Total Investment Companies

(Cost $109,692)		112,886

Total Investments – 100.1%

(Cost $109,692)		112,886

Liabilities less Other Assets – (0.1%)		(57)

NET ASSETS – 100.0%		$112,829

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of September 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND    6    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2020 (UNAUDITED)

At September 30, 2020, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	12.4%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	6.3	FlexShares® Quality Dividend Index Fund
U.S. Equity	6.3	FlexShares® US Quality Low Volatility Index Fund
Non U.S. Equity - Developed	9.8	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	3.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	9.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	12.8	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	5.4	iShares MBS ETF
U.S. Bonds - Investment Grade	4.9	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	4.1	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.6	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.6	iShares Short-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	2.1	FlexShares® Ready Access Variable Income Fund
U.S. Bonds - Investment Grade	2.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
U.S. Bonds - Investment Grade	1.5	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.9	iShares Long-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	0.2	iShares 3-7 Year Treasury Bond ETF
Global Infrastructure	4.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	1.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.3	Northern Institutional Funds - U.S. Government Portfolio (Shares)

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2020:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$112,886	$—	$—	$112,886

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    7    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2020, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI, a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statement of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations.

GLOBAL TACTICAL ASSET ALLOCATION FUND    8    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2020 (UNAUDITED)

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts when seeking to hedge against fluctuations in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statement of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Fund during the six months ended September 30, 2020.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities, if any, are recorded on the ex-dividend date, or as soon as the information is available.

E) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund generally are allocated among all funds in the Trust in proportion to each fund’s relative net assets.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Fund. At March 31, 2020, the following reclassifications were recorded for the Fund:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Global Tactical Asset Allocation	$12	$–	$(12)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2020, the Fund utilized approximately $390,000 in capital loss carryforwards.

There were no capital losses incurred that will be carried forward indefinitely under the provisions of the Act.

NORTHERN FUNDS SEMIANNUAL REPORT    9    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2020, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Tactical Asset Allocation	$481	$615	$(9,477)

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$2,510	$–

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$2,762	$735

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Fund beneficially owned by their customers. There were no shareholder servicing fees paid by the Fund to Northern Trust or its affiliates during the six months ended September 30, 2020.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2020.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

During the six months ended September 30, 2020, the Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	$292	1.20%

There were no outstanding loan amounts at September 30, 2020.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of

  GLOBAL TACTICAL ASSET ALLOCATION FUND    10    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2020 (UNAUDITED)

third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual fund operating expenses of the Fund exceed the expense limitation set forth below. The total annual fund operating expenses after expense reimbursement for the Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2020, the annual management fees and contractual expense limitations for the Fund were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the table above is expected to continue until at least July 31, 2021. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/ or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, the Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2020, the uninvested cash of the Fund was invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse the Fund for a portion of the management fees attributable to and payable by the Fund for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

NORTHERN FUNDS SEMIANNUAL REPORT    11    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT OTHER		U.S. GOVERNMENT OTHER

Global Tactical Asset Allocation	$–	$33,713	$-	$37,733

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Global Tactical Asset Allocation	$3,906	$(1,552)	$2,354	$110,532

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	358	$4,363	85	$1,068	(753)	$(9,405)	(310)	$(3,974)

Transactions in capital shares for the fiscal year ended March 31, 2020, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	3,381	$44,740	153	$1,963	(1,633)	$(20,178)	1,901	$26,525

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2020, were as follows:

Amounts in thousands except shares	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR

FlexShares® Credit-Scored US Corporate Bond Index Fund	$ 7,503	$ 7,133	$ 816	$ 620	$ 41	$ 122	$14,481	264,153

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,873	2,671	217	260	1	47	4,588	73,795

FlexShares® Disciplined Duration MBS Index Fund	2,848	2,909	333	61	(1)	62	5,484	226,959

FlexShares® Global Quality Real Estate Index Fund	4,862	77	3,098	951	(564)	34	2,228	42,445

FlexShares® High Yield Value-Scored Bond Index Fund	6,985	2,652	493	1,087	(42)	297	10,189	219,120

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	–	2,247	68	103	1	–	2,283	82,964

FlexShares® International Quality Dividend Index Fund	5,137	–	379	913	(57)	130	5,614	271,463

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,335	826	924	2,031	(177)	164	11,091	198,167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,956	2,183	106	436	(11)	64	4,458	93,598

  GLOBAL TACTICAL ASSET ALLOCATION FUND    12    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2020 (UNAUDITED)

Amounts in thousands except shares	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$ 3,032	$ –	$ 1,664	$ 720	$ 64	$ 45	$2,152	77,515

FlexShares® Morningstar US Market Factor Tilt Index Fund	22,050	–	13,436	1,461	3,903	122	13,978	114,577

FlexShares® Quality Dividend Index Fund	7,616	–	2,217	1,443	252	99	7,094	158,874

FlexShares® Ready Access Variable Income Fund	–	2,314	–	19	–	8	2,333	30,567

FlexShares® STOXX® Global Broad Infrastructure Index Fund	4,187	–	270	642	(4)	59	4,555	91,350

FlexShares® US Quality Low Volatility Index Fund	2,094	4,668	538	988	(43)	43	7,169	168,910

Northern Institutional Funds - U.S. Government Portfolio (Shares)	150	37,893	37,763	–	–	–	280	280,368

	$79,628	$65,573	$62,322	$11,735	$3,363	$1,296	$97,977	2,394,825

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LIBOR TRANSITION

Certain of the Fund’s or the Underlying Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on the Fund’s investments, performance or financial condition.

12. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund (or the Underlying Funds) and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s (or an Underlying Fund’s) service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s (or an Underlying Fund’s) inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund (or an Underlying Fund) invests, negatively impact a Fund’s (or an Underlying Fund’s) performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund (or the Underlying Funds).

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized

NORTHERN FUNDS SEMIANNUAL REPORT    13    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2020 (UNAUDITED)

subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note4 - Bank Borrowings.

      GLOBAL TACTICAL ASSET ALLOCATION FUND    14    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through September 30, 2020.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2020 - 9/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 11) which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

    GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2020	ENDING ACCOUNT VALUE 9/30/2020	EXPENSES PAID* 4/1/2020- 9/30/2020

Actual	0.26%	$1,000.00	$1,168.50	$1.41

Hypothetical	0.26%	$1,000.00	$1,023.70	$1.32

*

Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT    15    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).(1)

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020 and a Board meeting held through videoconference and telephonically on April 29, 2020 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Fund’s Management Agreement. The Trustees also reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; (vii) information regarding purchases and redemptions of the Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Fund’s shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Fund in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (v) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s investments in technology to benefit the Fund; (vii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its peer group and peer universe. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services included acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to

    GLOBAL TACTICAL ASSET ALLOCATION FUND    16    NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2020 (UNAUDITED)

the Fund by Northern and its affiliates, including its oversight of the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Fund, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Fund, and the consistency of investment approach with respect to the Fund. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund, including whether it had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees understood that the Fund had a “fund of funds” structure. The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Fund to the performance of other SEC registered funds and to rankings issued by Broadridge. The Fund was ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark and the Fund’s three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Chart”). The Trustees noted that the performance of the Fund was in the second or third quintile for the one-, three- and five-year periods ended January 31, 2020. They also considered that the Fund underperformed its benchmark for the one-, three- and fiver-year periods ended March 31, 2020.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Fund’s performance and explanations for differences in investment parameters of the Fund and its peers. They also considered the Fund’s investment performance relative to the investor base the Fund is intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues. The Trustees concluded, based on the information received, that the Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rates and net (after expense reimbursements) management fees paid by the Fund; the Fund’s total operating expense ratio; Northern’s contractual commitment to continue expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place for determining the fees and expenses of the Fund. The Trustees also considered that because the Fund was sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was rebating back to the Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rate paid by the Fund under the Management Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Fund against its Broadridge peer group and universe. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that the Fund’s management fee includes both advisory and administrative costs. Among other things, the Trustees noted that the Fund’s actual management fees were lower than its peer group and universe medians, and the Fund’s actual expenses, after reimbursements and fee waivers, were in the first quintile of its peer group and peer universe.

The Trustees took into account Northern’s discussion of the Fund’s expenses, and that Northern had reimbursed expenses for the Fund.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

NORTHERN FUNDS SEMIANNUAL REPORT    17    GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2020 (UNAUDITED)

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Fund invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Fund and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Fund. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. They agreed that breakpoints were not necessary with respect to the Fund at this time based the level of management fees and the contractual expense reimbursements in place. The Trustees determined, on the basis of the foregoing, that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Fund provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from the receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to the Fund that the management fee to be paid by the Fund was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

(1)Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract Meeting was held through videoconference and telephonically.

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NORTHERN FUNDS SEMIANNUAL REPORT    19    GLOBAL TACTICAL ASSET ALLOCATION FUND

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

    GLOBAL TACTICAL ASSET ALLOCATION FUND    20    NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 3, 2020

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 3, 2020